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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-8319

ING Partners, Inc.
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ			85258
(Address of principal executive offices)			(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2010 to June 30, 2010

ITEM 1.                             REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2010

Classes ADV, I, S and S2

ING Partners, Inc.

■ ING American Century Small-Mid Cap Value Portfolio

■ ING Baron Asset Portfolio

■ ING Baron Small Cap Growth Portfolio

■ ING Columbia Small Cap Value Portfolio

■ ING Davis New York Venture Portfolio

■ ING JPMorgan Mid Cap Value Portfolio

■ ING Legg Mason ClearBridge Aggressive Growth Portfolio
(formerly, ING Legg Mason Partners Aggressive Growth Portfolio)

■ ING Oppenheimer Global Portfolio

■ ING Oppenheimer Global Strategic Income Portfolio
(formerly, ING Oppenheimer Strategic Income Portfolio)

■ ING PIMCO Total Return Portfolio

■ ING Pioneer High Yield Portfolio

■ ING T. Rowe Price Diversified Mid Cap Growth Portfolio

■ ING T. Rowe Price Growth Equity Portfolio

■ ING Templeton Foreign Equity Portfolio

■ ING Thornburg Value Portfolio

■ ING UBS U.S. Large Cap Equity Portfolio

■ ING Van Kampen Comstock Portfolio

■ ING Van Kampen Equity and Income Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

TABLE OF CONTENTS

President's Letter	1

Market Perspective	2

Shareholder Expense Examples	4

Statements of Assets and Liabilities	7

Statements of Operations	17

Statements of Changes in Net Assets	22

Financial Highlights	31

Notes to Financial Statements	39

Summary Portfolios of Investments	69

Advisory Contract Approval Discussion	189

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds' website at www.ingfunds.com; and (3) on the U.S. Securities and Exchange Commission's ("SEC") website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds' website at www.ingfunds.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Portfolios. The Portfolios' Forms N-Q are available on the SEC's website at www.sec.gov. The Portfolios' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios' Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT'S LETTER

Pay now and/or later

Dear Shareholder,

It's summer, and it's hot — 100 degrees has not been uncommon here on the East Coast — with no relief in the forecast. Do you turn up the air conditioning, knowing it will cost a fortune on your next electric bill? Or do you try to tough it out, sweltering to save money? Most of us would probably choose the immediate comfort of the A/C; the bill will come later.

The current heat wave thus presents a timely comparison to the trade-offs confronting policymakers as they consider the global economy. How do we balance the short-term need to sustain a fragile economic recovery against the long-term need to reduce deficits and debt? As with the heat, unless we make it through the short term, the long term won't matter much. But spending on economic stimulus in the short term could add to our long-term debt burden.

Most of the world is facing the same issues. Fiscal austerity programs are being implemented across Europe, and not just in those countries at most immediate risk of default. In the United States, there is as of yet no clear course of action. Expect to hear about this in the fall, as the gentle breezes of summer give way to the hot winds of electoral politics. We believe that for the next several months, markets will see heightened volatility as investors worldwide seek assurance that the global recovery remains on track. On the bright side, we expect corporate profits to continue to exceed expectations.

Confronted with this type of uncertainty, what do you do? Keep your options open — consider investing in funds that provide diversification geographically across markets and seek investment managers that are skilled at anticipating changes in correlations and risks among asset classes. And of course, discuss any proposed portfolio changes with your investment advisor before you take action.

Thank you for your continued confidence in ING Funds. We look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President & Chief Executive Officer
ING Funds
July 10, 2010

The views expressed in the President's Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund's investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2010

After a 13-month advance through mid-April, a confluence of local and world concerns sent global equities, in the form of the MSCI World IndexSM measured in local currencies, including net reinvested dividends ("MSCI" for regions discussed below), on a steeply downward path. For the first half of the new fiscal year, the index fell 7.1% to closing levels not seen since October 2, 2009. (The MSCI World IndexSM returned (9.84)% for the six months ended June 30, 2010, measured in U.S. dollars.)

By the end of 2009, the rally had become increasingly edgy. The rescue of failing institutions by governments and central banks in Europe and the U.S. together with unprecedented fiscal and monetary stimulus to counter the ensuing recession had led to enormous, unsustainable budget deficits. Not only would stimulus programs end, but debt would need to be wound down.

Beacons of hope in this rather bleak outlook were thought to be the U.S. and emerging markets, centered on China. The U.S. with its vast, dynamic, flexible economy would surely bounce back most quickly in the developed world. Emerging market economies, more fiscally robust these days, had never suffered much of a financial crisis and recession anyway and were again showing vibrant growth. The demand for capital goods from China might sustain Japan's export led revival, while in Europe, growth may be tepid but at least the situation was stable. By early May all of these premises were disintegrating, the erosion gathering pace through June.

In the U.S., the critical housing market seemed to be improving, boosted by tax credits for home buyers. After sliding for more than three years, house prices (based on the S&P/Case-Shiller 20-City Composite Home Price Index) finally showed year-over-year increases from February. But even before the credits expired, sales of existing homes turned down. And in May, sales of new homes fell by one third from April, to the lowest rate since at least 1963. Unemployment remained stubbornly high, near 10%. The June report showed only 41,000 private sector jobs created, with annual wage growth below 2%. The final estimate of Gross Domestic Product ("GDP") growth for the first quarter was revised down to 2.7% annualized. And excluding inventory build-up, real final demand expanded at just 0.8% per annum. Retail sales unexpectedly dipped in May. Some commentators also cited trends in the bond market (see below) and pointed to a double-dip recession.

China had grown at "only" 8.7% in 2009. In response, the government instructed the banks to expand lending and first quarter GDP growth rebounded to 11.9%. But inflation picked up and a housing bubble developed. The authorities quickly back-pedaled and repeatedly raised banks' reserve ratio requirements. By the end of June the increasingly closely-watched Chinese manufacturing purchasing managers' index was weakening. The unofficial version compiled by HSBC plumbed a 12-month low.

In the Eurozone, default on billions of euro of Greece's maturing bonds loomed. Amid downgrades and ballooning yields, Eurozone countries, with no single voice, dithered on the need for a bail-out, its size, terms and the involvement of the International Monetary Fund ("IMF"). Many expected contagion and even doubted the viability of the euro itself. At last on the weekend of May 8-9, Eurozone finance ministers agreed on a Financial Stabilization mechanism funded with €500 billion, while the IMF would add up to €250 billion. The European Central Bank started buying sovereign debt and by then it was abundantly clear that the real problem was that vast quantities of the debt were held in the banking system, which might seize up as a result. In short, another "Lehman" event was feared.

In U.S. fixed income markets, the Barclays Capital U.S. Aggregate Bond Index of investment grade bonds returned 5.33%, with the Barclays Capital U.S. Treasury Index (which returned 5.86%) slightly outperforming the Barclays Capital Corporate Investment Grade Bond Index (which returned 5.79%). The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index gained 4.45%. In the flight to safety, the two-year Treasury yield reached a record low, while the difference between the yields on two-year and ten-year Treasuries, having set new record high levels in February, fell back to October 2009 spreads by the end of June.

U.S. equities, represented by the S&P 500® Index including dividends, fell 6.65% in the first half. Through early April, the economic reports seemed to be improving. Stock prices were also supported by strong earnings reports, with first quarter operating earnings per share for S&P 500® companies coming in about 92% above those for the corresponding quarter of 2009. The index peaked on April 23, up over 9% for the year, before factors described above drove investor sentiment and the market back down amid surging volatility.

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2010

In currencies, the scenario described above in the Eurozone propelled the dollar up 17.4% on the euro. The dollar also gained 5.7% against the pound but lost 3.9% to the Japanese yen.

In international markets, the MSCI Japan® Index dropped 7.5% for the first half of the year. The last thing export dependent Japan needed was a double-dip recession in the developed economies. Impressive 5% annualized first quarter GDP growth was considered vulnerable with household demand still slow and consumer prices drifting down. The MSCI Europe ex UK® Index fell 6.2%. As in the U.S., the first few weeks of April saw the 2010 high point for the index before the peril inherent in shaky sovereign debt captured the attention of investors. The MSCI UK® Index lost 7.6%, with BP contributing over 3% of it. The newly elected coalition government introduced an aggressively austere budget that would reduce the deficit to 3.9% by 2015, but this would have a depressing effect on growth and profits.

Parentheses denote a negative number.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios' performance is subject to change since the period's end and may be lower or higher than the performance data shown. Please call (800) 262-3862 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING's Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor's.

Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

Barclays Capital U.S. Treasury Index	An unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.

Barclays Capital Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.

Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.

S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010. The Portfolios' expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance contract, qualified pension or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, "Actual Portfolio Return," provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During the Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, "Hypothetical (5% return before expenses)," provides information about hypothetical account values and hypothetical expenses based on a Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
ING American Century Small-Mid Cap Value Portfolio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2010*	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2010*
Class ADV	$1,000.00	$988.60	1.44%	$7.10	$1,000.00	$1,017.65	1.44%	$7.20
Class I	1,000.00	990.90	0.94	4.64	1,000.00	1,020.13	0.94	4.71
Class S	1,000.00	989.80	1.19	5.87	1,000.00	1,018.89	1.19	5.96
Class S2	1,000.00	988.60	1.34	6.61	1,000.00	1,018.15	1.34	6.71
ING Baron Asset Portfolio
Class ADV	$1,000.00	$971.10	1.55%	$7.58	$1,000.00	$1,017.11	1.55%	$7.75
Class I	1,000.00	973.80	1.05	5.14	1,000.00	1,019.59	1.05	5.26
Class S	1,000.00	972.40	1.30	6.36	1,000.00	1,018.35	1.30	6.51
Class S2	1,000.00	971.20	1.45	7.09	1,000.00	1,017.60	1.45	7.25
ING Baron Small Cap Growth Portfolio
Class ADV	$1,000.00	$995.20	1.58%	$7.82	$1,000.00	$1,016.96	1.58%	$7.90
Class I	1,000.00	997.40	1.08	5.35	1,000.00	1,019.44	1.08	5.41
Class S	1,000.00	996.00	1.31	6.48	1,000.00	1,018.30	1.31	6.56
Class S2	1,000.00	995.20	1.48	7.32	1,000.00	1,017.46	1.48	7.40

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
ING Columbia Small Cap Value Portfolio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2010*	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2010*
Class ADV	$1,000.00	$958.10	1.42%	$6.89	$1,000.00	$1,017.75	1.42%	$7.10
Class I	1,000.00	959.80	0.92	4.47	1,000.00	1,020.23	0.92	4.61
Class S	1,000.00	958.40	1.17	5.68	1,000.00	1,018.99	1.17	5.86
Class S2	1,000.00	958.00	1.42	6.89	1,000.00	1,017.75	1.42	7.10
ING Davis New York Venture Portfolio
Class ADV	$1,000.00	$923.30	1.38%	$6.58	$1,000.00	$1,017.95	1.38%	$6.90
Class I	1,000.00	924.90	0.88	4.20	1,000.00	1,020.43	0.88	4.41
Class S	1,000.00	924.00	1.13	5.39	1,000.00	1,019.19	1.13	5.66
ING JPMorgan Mid Cap Value Portfolio
Class ADV	$1,000.00	$996.50	1.50%	$7.43	$1,000.00	$1,017.36	1.50%	$7.50
Class I	1,000.00	999.10	1.00	4.96	1,000.00	1,019.84	1.00	5.01
Class S	1,000.00	997.40	1.25	6.19	1,000.00	1,018.60	1.25	6.26
Class S2	1,000.00	996.50	1.40	6.93	1,000.00	1,017.85	1.40	7.00
ING Legg Mason ClearBridge Aggressive Growth Portfolio
Class ADV	$1,000.00	$917.50	1.33%	$6.32	$1,000.00	$1,018.20	1.33%	$6.66
Class I	1,000.00	920.00	0.83	3.95	1,000.00	1,020.68	0.83	4.16
Class S	1,000.00	918.60	1.08	5.14	1,000.00	1,019.44	1.08	5.41
Class S2(1)	1,000.00	858.90	1.23	3.60	1,000.00	1,018.70	1.23	6.16
ING Oppenheimer Global Portfolio
Class ADV	$1,000.00	$921.40	1.16%	$5.53	$1,000.00	$1,019.04	1.16%	$5.81
Class I	1,000.00	923.60	0.66	3.15	1,000.00	1,021.52	0.66	3.31
Class S	1,000.00	922.30	0.91	4.34	1,000.00	1,020.28	0.91	4.56
Class S2	1,000.00	922.40	1.06	5.05	1,000.00	1,019.54	1.06	5.31
ING Oppenheimer Global Strategic Income Portfolio
Class ADV	$1,000.00	$1,058.40	1.02%	$5.21	$1,000.00	$1,019.74	1.02%	$5.11
Class I	1,000.00	1,061.10	0.52	2.66	1,000.00	1,022.22	0.52	2.61
Class S	1,000.00	1,060.00	0.77	3.93	1,000.00	1,020.98	0.77	3.86
Class S2(1)	1,000.00	1,029.80	0.92	2.94	1,000.00	1,020.23	0.92	4.61
ING PIMCO Total Return Portfolio
Class ADV	$1,000.00	$1,051.50	1.09%	$5.54	$1,000.00	$1,019.39	1.09%	$5.46
Class I	1,000.00	1,054.00	0.59	3.00	1,000.00	1,021.87	0.59	2.96
Class S	1,000.00	1,052.70	0.84	4.28	1,000.00	1,020.63	0.84	4.21
Class S2	1,000.00	1,052.40	0.99	5.04	1,000.00	1,019.89	0.99	4.96
ING Pioneer High Yield Portfolio
Class ADV	$1,000.00	$1,009.50	1.22%	$6.08	$1,000.00	$1,018.74	1.22%	$6.11
Class I	1,000.00	1,012.00	0.72	3.59	1,000.00	1,021.22	0.72	3.61
Class S	1,000.00	1,010.80	0.97	4.84	1,000.00	1,019.98	0.97	4.86

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2010*	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2010*
Class ADV	$1,000.00	$970.60	1.16%	$5.67	$1,000.00	$1,019.04	1.16%	$5.81
Class I	1,000.00	973.20	0.66	3.23	1,000.00	1,021.52	0.66	3.31
Class S	1,000.00	972.70	0.91	4.45	1,000.00	1,020.28	0.91	4.56
Class S2	1,000.00	972.10	1.06	5.18	1,000.00	1,019.54	1.06	5.31
ING T. Rowe Price Growth Equity Portfolio
Class ADV	$1,000.00	$917.60	1.25%	$5.94	$1,000.00	$1,018.60	1.25%	$6.26
Class I	1,000.00	919.80	0.75	3.57	1,000.00	1,021.08	0.75	3.76
Class S	1,000.00	918.70	1.00	4.76	1,000.00	1,019.84	1.00	5.01
Class S2	1,000.00	918.00	1.15	5.47	1,000.00	1,019.09	1.15	5.76
ING Templeton Foreign Equity Portfolio
Class ADV	$1,000.00	$879.30	1.47%	$6.85	$1,000.00	$1,017.50	1.47%	$7.35
Class I	1,000.00	882.70	0.97	4.53	1,000.00	1,019.98	0.97	4.86
Class S	1,000.00	881.30	1.22	5.69	1,000.00	1,018.74	1.22	6.11
Class S2	1,000.00	880.40	1.37	6.39	1,000.00	1,018.00	1.37	6.85
ING Thornburg Value Portfolio
Class ADV	$1,000.00	$916.60	1.40%	$6.65	$1,000.00	$1,017.85	1.40%	$7.00
Class I	1,000.00	918.40	0.90	4.28	1,000.00	1,020.33	0.90	4.51
Class S	1,000.00	917.60	1.15	5.47	1,000.00	1,019.09	1.15	5.76
Class S2(1)	1,000.00	884.70	1.30	3.86	1,000.00	1,018.35	1.30	6.51
ING UBS U.S. Large Cap Equity Portfolio
Class ADV	$1,000.00	$915.70	1.35%	$6.41	$1,000.00	$1,018.10	1.35%	$6.76
Class I	1,000.00	919.40	0.85	4.05	1,000.00	1,020.58	0.85	4.26
Class S	1,000.00	917.50	1.10	5.23	1,000.00	1,019.34	1.10	5.51
ING Van Kampen Comstock Portfolio
Class ADV	$1,000.00	$936.10	1.31%	$6.29	$1,000.00	$1,018.30	1.31%	$6.56
Class I	1,000.00	937.60	0.81	3.89	1,000.00	1,020.78	0.81	4.06
Class S	1,000.00	937.50	1.06	5.09	1,000.00	1,019.54	1.06	5.31
ING Van Kampen Equity and Income Portfolio
Class ADV	$1,000.00	$951.40	1.15%	$5.56	$1,000.00	$1,019.09	1.15%	$5.76
Class I	1,000.00	953.90	0.65	3.15	1,000.00	1,021.57	0.65	3.26
Class S	1,000.00	952.90	0.90	4.36	1,000.00	1,020.33	0.90	4.51
Class S2	1,000.00	952.00	1.05	5.08	1,000.00	1,019.59	1.05	5.26

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

(1)  Commencement of operations was March 8, 2010. Expenses paid for the Actual Portfolio Return reflect the 115 day period ended June 30, 2010.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2010 (UNAUDITED)

	ING American Century Small-Mid Cap Value Portfolio	ING Baron Asset Portfolio	ING Baron Small Cap Growth Portfolio	ING Columbia Small Cap Value Portfolio
ASSETS:
Investments in securities at value+*	$142,037,219	$8,181,259	$641,254,153	$178,407,376
Short-term investments at value**	5,459,035	—	—	—
Short-term investments in affiliates***	2,860,967	—	33,751,751	5,365,536
Cash	4,646	613,817	—	—
Foreign currencies at value****	—	—	16,683	—
Receivables:
Investment securities sold	3,318,731	—	2,662,611	2,052,652
Fund shares sold	164,302	646	40,345	481,777
Dividends and interest	325,693	5,455	311,567	210,313
Unrealized appreciation on forward foreign currency contracts	49,588	—	—	—
Prepaid expenses	—	39	—	1,571
Reimbursement due from manager	26,221	814	—	—
Total assets	154,246,402	8,802,030	678,037,110	186,519,225
LIABILITIES:
Payable for investment securities purchased	3,473,013	—	1,229,596	1,476,995
Payable for fund shares redeemed	4,312	22,053	1,462,390	23,396
Payable upon receipt of securities loaned	5,489,275	—	—	—
Payable to affiliates	157,652	13,683	736,838	167,720
Payable to custodian due to foreign currency overdraft*****	6	—	—	—
Payable for directors fees	—	1,041	—	3,494
Other accrued expenses and liabilities	—	14,984	—	108,422
Total liabilities	9,124,258	51,761	3,428,824	1,780,027
NET ASSETS	$145,122,144	$8,750,269	$674,608,286	$184,739,198
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$158,228,060	$10,862,374	$673,217,293	$288,239,521
Undistributed net investment income (accumulated net investment loss)	2,534,220	(32,298)	(2,977,432)	3,103,723
Accumulated net realized loss	(13,503,171)	(1,901,887)	(136,440,944)	(112,343,225)
Net unrealized appreciation or depreciation	(2,136,965)	(177,920)	140,809,369	5,739,179
NET ASSETS	$145,122,144	$8,750,269	$674,608,286	$184,739,198
+ Including securities loaned at value	$5,284,924	$—	$—	$—
* Cost of investments in securities	$144,193,501	$8,359,179	$500,444,784	$172,668,197
** Cost of short-term investments	$5,489,275	$—	$—	$—
*** Cost of short-term investments in affiliates	$2,860,967	$—	$33,751,751	$5,365,536
**** Cost of foreign currencies	$—	$—	$16,683	$—
***** Cost of foreign currency overdraft	$6	$—	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

	ING American Century Small-Mid Cap Value Portfolio	ING Baron Asset Portfolio	ING Baron Small Cap Growth Portfolio	ING Columbia Small Cap Value Portfolio
Class ADV:
Net Assets	$14,736,431	$1,868,341	$39,036,996	$1,011,778
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,544,594	205,838	2,674,595	126,297
Net asset value and redemption price per share	$9.54	$9.08	$14.60	$8.01
Class I:
Net Assets	$60,935,317	$2,292,538	$181,359,994	$44,815,088
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	6,238,110	247,102	11,907,524	5,519,536
Net asset value and redemption price per share	$9.77	$9.28	$15.23	$8.12
Class S:
Net Assets	$69,445,514	$4,584,763	$454,206,585	$138,907,728
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	7,162,383	500,168	30,440,893	17,225,232
Net asset value and redemption price per share	$9.70	$9.17	$14.92	$8.06
Class S2:
Net Assets	$4,882	$4,627	$4,711	$4,604
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	514	508	322	577
Net asset value and redemption price per share	$9.50	$9.10	$14.62	$7.98

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2010 (UNAUDITED)

	ING Davis New York Venture Portfolio	ING JPMorgan Mid Cap Value Portfolio	ING Legg Mason ClearBridge Aggressive Growth Portfolio	ING Oppenheimer Global Portfolio
ASSETS:
Investments in securities at value+*	$412,231,285	$251,490,219	$311,691,829	$1,436,570,977
Short-term investments at value**	—	11,328,340	9,546,006	18,047,045
Short-term investments in affiliates***	—	8,215,498	533,847	18,596,432
Short-term investments at amortized cost	14,948,831	—	—	—
Cash	1,650,939	—	16,623	—
Foreign currencies at value****	136,373	—	—	1,592,183
Receivables:
Investment securities sold	617,173	—	—	1,730,147
Fund shares sold	1,169,685	2,656,554	711,590	935,737
Dividends and interest	698,615	409,554	43,811	2,508,435
Total assets	431,452,901	274,100,165	322,543,706	1,479,980,956
LIABILITIES:
Payable for investment securities purchased	274,688	3,552,452	—	98,173
Payable for fund shares redeemed	130,970	54,014	83,663	41,645
Payable upon receipt of securities loaned	—	11,441,523	9,576,932	18,811,215
Payable to affiliates	388,164	257,566	246,135	882,199
Total liabilities	793,822	15,305,555	9,906,730	19,833,232
NET ASSETS	$430,659,079	$258,794,610	$312,636,976	$1,460,147,724
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$531,319,807	$290,921,011	$494,934,065	$1,556,089,561
Undistributed net investment income (accumulated net investment loss)	3,570,290	1,574,422	(231,209)	41,906,531
Accumulated net realized loss	(86,118,746)	(36,942,745)	(177,179,223)	(85,967,575)
Net unrealized appreciation or depreciation	(18,112,272)	3,241,922	(4,886,657)	(51,880,793)
NET ASSETS	$430,659,079	$258,794,610	$312,636,976	$1,460,147,724
+ Including securities loaned at value	$—	$11,040,176	$9,316,431	$17,944,943
* Cost of investments in securities	$430,345,583	$248,135,114	$316,547,560	$1,487,724,468
** Cost of short-term investments	$—	$11,441,523	$9,576,932	$18,811,215
*** Cost of short-term investments in affiliates	$—	$8,215,498	$533,847	$18,596,432
**** Cost of foreign currencies	$136,027	$—	$—	$1,595,390

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

	ING Davis New York Venture Portfolio	ING JPMorgan Mid Cap Value Portfolio	ING Legg Mason ClearBridge Aggressive Growth Portfolio	ING Oppenheimer Global Portfolio
Class ADV:
Net Assets	$5,769,457	$18,660,545	$5,738,877	$55,106,895
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	396,321	1,657,684	167,502	5,057,639
Net asset value and redemption price per share	$14.56	$11.26	$34.26	$10.90
Class I:
Net Assets	$142,880,087	$100,846,712	$221,748,038	$1,241,455,714
Shares authorized	100,000,000	100,000,000	100,000,000	250,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	9,582,886	8,839,749	6,203,489	110,437,520
Net asset value and redemption price per share	$14.91	$11.41	$35.75	$11.24
Class S:
Net Assets	$282,009,535	$139,282,873	$85,147,484	$163,580,701
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	19,157,583	12,281,030	2,433,301	14,981,916
Net asset value and redemption price per share	$14.72	$11.34	$34.99	$10.92
Class S2:
Net Assets	n/a	$4,480	$2,577	$4,414
Shares authorized	n/a	100,000,000	100,000,000	100,000,000
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	398	75	408
Net asset value and redemption price per share	n/a	$11.26	$34.28	$10.82

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2010 (UNAUDITED)

	ING Oppenheimer Global Strategic Income Portfolio	ING PIMCO Total Return Portfolio	ING Pioneer High Yield Portfolio	ING T. Rowe Price Diversified Mid Cap Growth Portfolio
ASSETS:
Investments in securities at value+*	$443,828,552	$849,575,782	$87,638,775	$649,579,967
Short-term investments at value**	21,116,913	154,101,627	—	32,442,214
Short-term investments in affiliates***	38,387,753	—	2,535,785	—
Short-term investments at amortized cost	999,979	184,253,415	—	—
Cash	—	1,576,050	6,833	494,620
Cash collateral for futures	151,723	—	—	—
Foreign currencies at value****	996,734	1,270,399	—	—
Receivables:
Investment securities sold	5,630,009	372,085	689,900	5,148,450
Investment securities sold on a delayed-delivery or when-issued basis	2,466,501	105,829,948	—	—
Fund shares sold	146,614	1,167,229	14,271	101,634
Dividends and interest	6,916,296	6,011,628	1,224,428	361,649
Unrealized appreciation on forward foreign currency contracts	2,672,543	3,068,771	—	—
Upfront payments made on swap agreements	94,124	2,069,503	—	—
Unrealized appreciation on swap agreements	962,456	2,043,536	—	—
Prepaid expenses	—	—	446	—
Total assets	524,370,197	1,311,339,973	92,110,438	688,128,534
LIABILITIES:
Payable for investment securities purchased	9,775,551	9,242,079	2,752,381	4,818,792
Payable for investment securities purchased on a delayed-delivery or when-issued basis	12,790,058	138,061,875	—	—
Payable for fund shares redeemed	249,504	283,012	23,582	111,472
Payable upon receipt of securities loaned	21,204,041	72,773,637	—	31,984,265
Payable for collateral due to counterparties	—	5,729,000	—	—
Payable for terminated investment contracts (Note 14)	2,462,423	—	—	—
Sales commitments, at value (Note 2)^	—	6,508,128	—	—
Unrealized depreciation on forward foreign currency contracts	3,072,485	709,266	—	—
Upfront payments received on swap agreements	573,793	306,848	—	—
Unrealized depreciation on swap agreements	1,446,507	380,982	—	—
Unrealized depreciation on unfunded commitments (Note 10)	1,481	—	—	—
Payable to affiliates	237,567	640,218	54,656	389,596
Payable to custodian due to bank overdraft	448,685	—	—	—
Payable for directors fees	—	—	6,102	—
Payable for borrowings against line of credit	—	515,000	—	—
Other accrued expenses and liabilities	—	—	67,060	—
Written options^^	94,132	2,082,813	—	—
Total liabilities	52,356,227	237,232,858	2,903,781	37,304,125
NET ASSETS	$472,013,970	$1,074,107,115	$89,206,657	$650,824,409
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$469,643,379	$983,872,865	$117,127,122	$705,806,345
Undistributed net investment income	31,257,346	45,600,283	386,944	1,190,181
Accumulated net realized gain (loss)	(23,682,587)	21,205,788	(35,476,857)	(19,845,328)
Net unrealized appreciation or depreciation	(5,204,168)	23,428,179	7,169,448	(36,326,789)
NET ASSETS	$472,013,970	$1,074,107,115	$89,206,657	$650,824,409
+ Including securities loaned at value	$20,700,532	$71,306,411	$—	$31,121,348
* Cost of investments in securities	$450,405,593	$834,445,741	$80,469,327	$685,429,802
** Cost of short-term investments	$21,204,041	$154,121,791	$—	$32,919,168
*** Cost of short-term investments in affiliates	$38,387,753	$—	$2,535,785	$—
**** Cost of foreign currencies	$996,766	$1,246,448	$—	$—
^ Cost of sales commitments	$—	$6,457,500	$—	$—
^^ Premiums received on written options	$144,956	$1,828,106	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

	ING Oppenheimer Global Strategic Income Portfolio	ING PIMCO Total Return Portfolio	ING Pioneer High Yield Portfolio	ING T. Rowe Price Diversified Mid Cap Growth Portfolio
Class ADV:
Net Assets	$27,503,822	$129,248,617	$47,280	$25,032,651
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,486,863	10,725,906	4,815	3,989,839
Net asset value and redemption price per share	$11.06	$12.05	$9.82	$6.27
Class I:
Net Assets	$343,684,069	$511,684,875	$86,612,280	$607,098,303
Shares authorized	100,000,000	100,000,000	100,000,000	250,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	30,906,148	41,597,470	8,786,442	92,900,291
Net asset value and redemption price per share	$11.12	$12.30	$9.86	$6.53
Class S:
Net Assets	$100,822,988	$432,912,632	$2,547,097	$18,688,681
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	9,060,658	35,512,807	258,648	2,911,237
Net asset value and redemption price per share	$11.13	$12.19	$9.85	$6.42
Class S2:
Net Assets	$3,091	$260,991	n/a	$4,774
Shares authorized	100,000,000	100,000,000	n/a	100,000,000
Par value	$0.001	$0.001	n/a	$0.001
Shares outstanding	279	21,682	n/a	761
Net asset value and redemption price per share	$11.06	$12.04	n/a	$6.27

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2010 (UNAUDITED)

	ING T. Rowe Price Growth Equity Portfolio	ING Templeton Foreign Equity Portfolio	ING Thornburg Value Portfolio
ASSETS:
Investments in securities at value+*	$872,066,872	$485,954,235	$275,755,717
Short-term investments at value**	15,916,449	—	7,164,238
Short-term investments in affiliates***	—	—	9,589,436
Short-term investments at amortized cost	—	9,670,000	—
Cash	4,227,288	3,731	—
Foreign currencies at value****	—	623,685	76,538
Receivables:
Investment securities sold	468,288	86,949	6,479,754
Fund shares sold	475,380	1,110,918	109,231
Dividends and interest	525,742	2,315,671	162,466
Prepaid expenses	—	3,494	—
Reimbursement due from manager	—	71,568	—
Total assets	893,680,019	499,840,251	299,337,380
LIABILITIES:
Payable for investment securities purchased	—	226,827	7,424,029
Payable for fund shares redeemed	174,584	47,201	65,769
Payable upon receipt of securities loaned	11,910,699	—	7,272,199
Payable to affiliates	634,741	575,472	226,494
Payable for directors fees	—	6,130	—
Other accrued expenses and liabilities	6,797	200,490	—
Accrued foreign taxes on capital gains	—	41,553	—
Total liabilities	12,726,821	1,097,673	14,988,491
NET ASSETS	$880,953,198	$498,742,578	$284,348,889
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,016,202,867	$720,349,012	$468,440,716
Undistributed net investment income (accumulated net investment loss)	(120,012)	20,342,732	6,004,494
Accumulated net realized loss	(197,647,591)	(171,117,268)	(162,911,118)
Net unrealized appreciation or depreciation	62,517,934	(70,831,898)	(27,185,203)
NET ASSETS	$880,953,198	$498,742,578	$284,348,889
+ Including securities loaned at value	$11,604,183	$—	$6,997,757
* Cost of investments in securities	$809,209,909	$556,720,221	$302,832,367
** Cost of short-term investments	$16,255,594	$—	$7,272,199
*** Cost of short-term investments in affiliates	$—	$—	$9,589,436
**** Cost of foreign currencies	$—	$620,681	$76,413

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

	ING T. Rowe Price Growth Equity Portfolio	ING Templeton Foreign Equity Portfolio	ING Thornburg Value Portfolio
Class ADV:
Net Assets	$76,338,122	$10,326,878	$11,304,786
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	1,809,978	1,133,424	432,027
Net asset value and redemption price per share	$42.18	$9.11	$26.17
Class I:
Net Assets	$674,569,365	$261,721,829	$256,973,238
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	15,720,684	28,523,606	9,586,819
Net asset value and redemption price per share	$42.91	$9.18	$26.80
Class S:
Net Assets	$130,041,455	$226,689,528	$16,068,211
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	3,059,062	24,834,237	603,617
Net asset value and redemption price per share	$42.51	$9.13	$26.62
Class S2:
Net Assets	$4,256	$4,343	$2,654
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	101	475	101
Net asset value and redemption price per share	$42.22	$9.13	$26.17

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2010 (UNAUDITED)

	ING UBS U.S. Large Cap Equity Portfolio	ING Van Kampen Comstock Portfolio	ING Van Kampen Equity and Income Portfolio
ASSETS:
Investments in securities at value+*	$154,004,586	$272,442,512	$730,513,794
Short-term investments**	667,886	2,435,397	2,999,229
Short-term investments in affiliates***	958,300	5,780,242	16,534,838
Cash	—	368,606	47,546
Foreign currencies at value****	—	—	3,836
Receivables:
Investment securities sold	960,313	3,833,969	1,918,820
Fund shares sold	51,028	465,210	347,062
Dividends and interest	130,950	680,050	2,707,067
Reimbursement due from manager	—	7,395	—
Total assets	156,773,063	286,013,381	755,072,192
LIABILITIES:
Payable for investment securities purchased	1,018,475	2,029,894	3,777,735
Payable for fund shares redeemed	40,705	75,861	70,912
Payable upon receipt of securities loaned	831,636	2,628,716	—
Payable to affiliates	121,981	260,344	466,135
Total liabilities	2,012,797	4,994,815	4,314,782
NET ASSETS	$154,760,266	$281,018,566	$750,757,410
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$308,291,645	$562,536,145	$824,247,685
Undistributed net investment income	1,060,046	3,181,996	11,166,996
Accumulated net realized loss	(155,964,282)	(296,119,137)	(86,746,290)
Net unrealized appreciation	1,372,857	11,419,562	2,089,019
NET ASSETS	$154,760,266	$281,018,566	$750,757,410
+ Including securities loaned at value	$799,727	$2,546,157	$—
* Cost of investments in securities	$152,467,979	$260,829,631	$728,425,764
** Cost of short-term investments	$831,636	$2,628,716	$2,998,892
*** Cost of short-term investments in affiliates	$958,300	$5,780,242	$16,534,838
**** Cost of foreign currencies	$—	$—	$3,184

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

	ING UBS U.S. Large Cap Equity Portfolio	ING Van Kampen Comstock Portfolio	ING Van Kampen Equity and Income Portfolio
Class ADV:
Net Assets	$7,403,140	$14,714,186	$9,756,762
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	1,016,445	1,762,789	334,656
Net asset value and redemption price per share	$7.28	$8.35	$29.15
Class I:
Net Assets	$130,604,858	$43,098,718	$527,237,666
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	17,635,582	5,123,490	17,812,129
Net asset value and redemption price per share	$7.41	$8.41	$29.60
Class S:
Net Assets	$16,752,268	$223,205,662	$212,903,294
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	2,283,180	26,582,595	7,252,657
Net asset value and redemption price per share	$7.34	$8.40	$29.36
Class S2:
Net Assets	n/a	n/a	$859,688
Shares authorized	n/a	n/a	100,000,000
Par value	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	29,489
Net asset value and redemption price per share	n/a	n/a	$29.15

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)

	ING American Century Small-Mid Cap Value Portfolio	ING Baron Asset Portfolio	ING Baron Small Cap Growth Portfolio	ING Columbia Small Cap Value Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$1,503,703	$26,331	$1,515,756	$1,517,651
Interest	9,589	29	—	—
Securities lending income, net	22,998	—	—	—
Total investment income	1,536,290	26,360	1,515,756	1,517,651
EXPENSES:
Investment management fees	670,363	43,211	3,034,253	787,848
Distribution and service fees:
Class ADV	32,120	4,888	97,958	1,808
Class S	75,871	5,893	603,437	201,358
Class S2	12	12	12	12
Transfer agent fees:
Class ADV	—	32	—	—
Class I	—	40	—	37
Class S	—	79	—	131
Administrative service fees	167,590	4,549	821,036	105,046
Shareholder reporting expense	—	1,917	—	19,489
Professional fees	—	3,510	—	10,410
Custody and accounting expense	—	824	—	28,407
Directors fees	—	543	—	4,831
Miscellaneous expense	287	2,820	1,635	8,479
Interest expense	—	—	—	48
Total expenses	946,243	68,318	4,558,331	1,167,904
Net waived and reimbursed fees	(209,139)	(9,660)	(64,209)	(1,995)
Brokerage commission recapture	—	—	(934)	(32,554)
Net expenses	737,104	58,658	4,493,188	1,133,355
Net investment income (loss)	799,186	(32,298)	(2,977,432)	384,296
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	12,538,241	(21,330)	21,323,988	16,477,461
Foreign currency related transactions	14,506	—	(348,607)	—
Net realized gain (loss)	12,552,747	(21,330)	20,975,381	16,477,461
Net change in unrealized appreciation or depreciation on:
Investments	(16,671,338)	(197,755)	(20,736,430)	(23,327,558)
Foreign currency related transactions	33,492	—	—	—
Net change in unrealized appreciation or depreciation	(16,637,846)	(197,755)	(20,736,430)	(23,327,558)
Net realized and unrealized gain (loss)	(4,085,099)	(219,085)	238,951	(6,850,097)
Decrease in net assets resulting from operations	$(3,285,913)	$(251,383)	$(2,738,481)	$(6,465,801)
* Foreign taxes withheld	$3,094	$194	$16,565	$—
(1) Dividends from affiliates	$2,491	$—	$38,485	$4,726

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)

	ING Davis New York Venture Portfolio	ING JPMorgan Mid Cap Value Portfolio	ING Legg Mason ClearBridge Aggressive Growth Portfolio	ING Oppenheimer Global Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$3,599,357	$2,700,704	$1,368,906	$20,411,545
Interest, net of foreign taxes withheld*	198,325	—	—	27,188
Securities lending income, net	—	12,819	13,650	1,293,464
Total investment income	3,797,682	2,713,523	1,382,556	21,732,197
EXPENSES:
Investment management fees	1,902,717	964,199	1,244,481	4,833,590
Distribution and service fees:
Class ADV	13,626	45,380	15,744	142,386
Class S	386,955	166,483	121,160	224,029
Class S2	—	12	4	12
Administrative service fees	237,838	321,400	231,114	483,347
Miscellaneous expense	1,179	2,196	492	3,725
Interest expense	851	—	1,040	—
Total expenses	2,543,166	1,499,670	1,614,035	5,687,089
Net waived and reimbursed fees	(52,573)	(3,266)	(270)	(6,982)
Net expenses	2,490,593	1,496,404	1,613,765	5,680,107
Net investment income (loss)	1,307,089	1,217,119	(231,209)	16,052,090
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of Indian capital gains tax withheld)**	(1,831,829)	4,028,325	(3,658,324)	3,024,577
Foreign currency related transactions	(28,188)	—	—	(647,253)
Net realized gain (loss)	(1,860,017)	4,028,325	(3,658,324)	2,377,324
Net change in unrealized appreciation or depreciation on:
Investments	(34,341,860)	(7,357,984)	(23,099,688)	(139,939,430)
Foreign currency related transactions	(247)	—	—	(10,239)
Net change in unrealized appreciation or depreciation	(34,342,107)	(7,357,984)	(23,099,688)	(139,949,669)
Net realized and unrealized loss	(36,202,124)	(3,329,659)	(26,758,012)	(137,572,345)
Decrease in net assets resulting from operations	$(34,895,035)	$(2,112,540)	$(26,989,221)	$(121,520,255)
* Foreign taxes withheld	$88,435	$1,703	$—	$2,129,430
** Foreign Tax on sale of Indian investments	$140,980	$—	$—	$—
(1) Dividends from affiliates	$—	$6,317	$587	$18,915

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)

	ING Oppenheimer Global Strategic Income Portfolio	ING PIMCO Total Return Portfolio	ING Pioneer High Yield Portfolio	ING T. Rowe Price Diversified Mid Cap Growth Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$54,007	$1,997,832	$197,874	$3,074,067
Interest	17,373,570	11,700,024	3,050,367	53
Securities lending income, net	38,029	1,860	—	113,459
Total investment income	17,465,606	13,699,716	3,248,241	3,187,579
EXPENSES:
Investment management fees	1,153,539	2,419,486	280,866	2,265,718
Distribution and service fees:
Class ADV	60,450	271,686	96	65,858
Class S	123,014	486,036	3,842	24,440
Class S2	4	50	—	12
Transfer agent fees:
Class I	—	—	81	—
Class S	—	—	2	—
Administrative service fees	92,284	462,538	46,810	70,798
Shareholder reporting expense	—	—	11,583	—
Professional fees	—	—	1,436	—
Custody and accounting expense	—	—	7,471	—
Directors fees	—	—	2,738	—
Miscellaneous expense	1,126	2,069	4,311	1,575
Interest expense	417	352	1,297	212
Total expenses	1,430,834	3,642,217	360,533	2,428,613
Net waived and reimbursed fees	(41,486)	(47,317)	(21,386)	(2)
Brokerage commission recapture	—	—	(181)	—
Net expenses	1,389,348	3,594,900	338,966	2,428,611
Net investment income	16,076,258	10,104,816	2,909,275	758,968
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	9,279,881	2,910,773	2,509,387	17,924,353
Foreign currency related transactions	(2,960,720)	1,683,656	—	(227)
Futures	3,224,423	10,897,508	—	—
Swaps	963,610	2,840,801	—	—
Written Options	424,539	2,988,145	—	—
Sales Commitments	—	(209,078)	—	—
Net realized gain	10,931,733	21,111,805	2,509,387	17,924,126
Net change in unrealized appreciation or depreciation on:
Investments	(602,815)	14,299,200	(4,270,623)	(35,397,684)
Foreign currency related transactions	184,872	1,543,591	—	(41)
Futures	2,905,891	3,600,550	—	—
Swaps	(2,280,500)	1,231,902	—	—
Written options	49,624	(1,039,895)	—	—
Sales Commitments	—	(117,072)	—	—
Unfunded Commitments	55,394	—	—	—
Net change in unrealized appreciation or depreciation	312,466	19,518,276	(4,270,623)	(35,397,725)
Net realized and unrealized gain (loss)	11,244,199	40,630,081	(1,761,236)	(17,473,599)
Increase (decrease) in net assets resulting from operations	$27,320,457	$50,734,897	$1,148,039	$(16,714,631)
* Foreign taxes withheld	$79,001	$—	$—	$20,242
(1) Dividends from affiliates	$31,781	$—	$951	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)

	ING T. Rowe Price Growth Equity Portfolio	ING Templeton Foreign Equity Portfolio	ING Thornburg Value Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$3,498,265	$10,430,302	$2,192,633
Interest	344	16,165	509,705
Securities lending income, net	22,641	—	16,628
Total investment income	3,521,250	10,446,467	2,718,966
EXPENSES:
Investment management fees	2,911,026	2,130,751	961,254
Distribution and service fees:
Class ADV	196,458	26,930	25,226
Class S	185,245	320,179	20,679
Class S2	10	10	4
Transfer agent fees:
Class ADV	—	10	—
Class I	—	213	—
Class S	—	203	—
Administrative service fees	727,757	267,577	369,713
Shareholder reporting expense	—	42,437	—
Professional fees	—	22,814	—
Custody and accounting expense	—	106,686	—
Directors fees	—	9,183	—
Miscellaneous expense	2,222	16,035	645
Interest expense	73	741	22
Total expenses	4,022,791	2,943,769	1,377,543
Net waived and reimbursed fees	(17,517)	(2)	(3,670)
Brokerage commission recapture	(6,529)	—	(4,638)
Net expenses	3,998,745	2,943,767	1,369,235
Net investment income (loss)	(477,495)	7,502,700	1,349,731
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of Indian capital gains tax withheld)**	25,188,166	(663,610)	29,599,645
Foreign currency related transactions	(1,637)	32,980	(67,406)
Net realized gain (loss)	25,186,529	(630,630)	29,532,239
Net change in unrealized appreciation or depreciation on:
Investments (net of Indian capital gains tax accrued)***	(101,337,722)	(75,533,243)	(55,886,388)
Foreign currency related transactions	28	(89,886)	(660)
Net change in unrealized appreciation or depreciation	(101,337,694)	(75,623,129)	(55,887,048)
Net realized and unrealized loss	(76,151,165)	(76,253,759)	(26,354,809)
Decrease in net assets resulting from operations	$(76,628,660)	$(68,751,059)	$(25,005,078)
* Foreign taxes withheld	$36,289	$1,213,678	$55,124
** Foreign tax on sale of Indian investments	$—	$117,777	$—
*** Foreign tax accrued on Indian investments	$—	$41,553	$—
(1) Dividends from affiliates	$—	$—	$7,078

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)

	ING UBS U.S. Large Cap Equity Portfolio	ING Van Kampen Comstock Portfolio	ING Van Kampen Equity and Income Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*(1)	$1,516,134	$3,480,621	$6,145,382
Interest	—	888	5,105,133
Securities lending income, net	—	11,611	—
Total investment income	1,516,134	3,493,120	11,250,515
EXPENSES:
Investment management fees	618,323	913,543	2,206,640
Distribution and service fees:
Class ADV	19,466	40,650	26,248
Class S	24,050	300,037	276,504
Class S2	—	—	156
Administrative service fees	132,498	380,641	401,203
Miscellaneous expense	411	653	1,820
Interest expense	195	41	—
Total expenses	794,943	1,635,565	2,912,571
Net waived and reimbursed fees	(615)	(61,267)	(1,282)
Brokerage commission recapture	(12,154)	(1,708)	(9,985)
Net expenses	782,174	1,572,590	2,901,304
Net investment income	733,960	1,920,530	8,349,211
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain	9,345,618	4,060,587	14,086,436
Net change in unrealized appreciation or depreciation on:
Investments	(23,545,199)	(25,943,837)	(59,167,524)
Foreign currency related transactions	—	—	(191)
Net change in unrealized appreciation or depreciation	(23,545,199)	(25,943,837)	(59,167,715)
Net realized and unrealized loss	(14,199,581)	(21,883,250)	(45,081,279)
Decrease in net assets resulting from operations	$(13,465,621)	$(19,962,720)	$(36,732,068)
* Foreign taxes withheld	$—	$55,415	$136,371
(1) Dividends from affiliates	$1,391	$1,599	$4,488

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING American Century Small-Mid Cap Value Portfolio		ING Baron Asset Portfolio
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
FROM OPERATIONS:
Net investment income (loss)	$799,186	$1,867,646	$(32,298)	$(35,600)
Net realized gain (loss)	12,552,747	(2,824,837)	(21,330)	(636,910)
Net change in unrealized appreciation or depreciation	(16,637,846)	30,236,822	(197,755)	2,980,187
Increase (decrease) in net assets resulting from operations	(3,285,913)	29,279,631	(251,383)	2,307,677
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(119,950)	—	—
Class I	—	(777,526)	—	—
Class S	—	(715,006)	—	—
Class S2	—	(81)	—	—
Total distributions	—	(1,612,563)	—	—
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	39,939,265	25,317,364	626,456	1,071,507
Reinvestment of distributions	—	1,612,482	—	—
	39,939,265	26,929,846	626,456	1,071,507
Cost of shares redeemed	(7,297,479)	(13,873,396)	(400,044)	(1,267,782)
Net increase (decrease) in net assets resulting from capital share transactions	32,641,786	13,056,450	226,412	(196,275)
Net increase (decrease) in net assets	29,355,873	40,723,518	(24,971)	2,111,402
NET ASSETS:
Beginning of period	115,766,271	75,042,753	8,775,240	6,663,838
End of period	$145,122,144	$115,766,271	$8,750,269	$8,775,240
Undistributed net investment income (accumulated net investment loss) at end of period	$2,534,220	$1,735,034	$(32,298)	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Baron Small Cap Growth Portfolio		ING Columbia Small Cap Value Portfolio
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
FROM OPERATIONS:
Net investment income (loss)	$(2,977,432)	$(4,103,095)	$384,296	$2,925,743
Net realized gain (loss)	20,975,381	(15,439,981)	16,477,461	(79,142,358)
Net change in unrealized appreciation or depreciation	(20,736,430)	188,509,736	(23,327,558)	144,371,314
Increase (decrease) in net assets resulting from operations	(2,738,481)	168,966,660	(6,465,801)	68,154,699
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	—	(3,053)
Class I	—	—	—	(2,839,892)
Class S	—	—	—	(1,987,504)
Class S2	—	—	—	(61)
Total distributions	—	—	—	(4,830,510)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	55,522,207	157,878,300	11,051,567	60,094,020
Reinvestment of distributions	—	—	—	4,830,449
	55,522,207	157,878,300	11,051,567	64,924,469
Cost of shares redeemed	(65,279,290)	(86,315,173)	(32,907,132)	(291,613,709)
Net increase (decrease) in net assets resulting from capital share transactions	(9,757,083)	71,563,127	(21,855,565)	(226,689,240)
Net increase (decrease) in net assets	(12,495,564)	240,529,787	(28,321,366)	(163,365,051)
NET ASSETS:
Beginning of period	687,103,850	446,574,063	213,060,564	376,425,615
End of period	$674,608,286	$687,103,850	$184,739,198	$213,060,564
Undistributed net investment income (accumulated net investment loss) at end of period	$(2,977,432)	$—	$3,103,723	$2,719,427

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Davis New York Venture Portfolio		ING JPMorgan Mid Cap Value Portfolio
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
FROM OPERATIONS:
Net investment income	$1,307,089	$2,311,980	$1,217,119	$3,229,541
Net realized gain (loss)	(1,860,017)	(58,443,187)	4,028,325	(29,530,603)
Net change in unrealized appreciation or depreciation	(34,342,107)	170,414,135	(7,357,984)	75,273,683
Increase (decrease) in net assets resulting from operations	(34,895,035)	114,282,928	(2,112,540)	48,972,621
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	—	(155,594)
Class I	—	(1,219,435)	—	(1,321,193)
Class S	—	(1,715,544)	—	(1,261,341)
Class S2	—	—	—	(47)
Net realized gains:
Class ADV	—	—	—	(216,618)
Class I	—	—	—	(1,347,517)
Class S	—	—	—	(1,656,223)
Class S2	—	—	—	(63)
Total distributions	—	(2,934,979)	—	(5,958,596)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	41,550,614	78,245,206	61,125,791	51,481,100
Reinvestment of distributions	—	2,934,979	—	5,958,486
	41,550,614	81,180,185	61,125,791	57,439,586
Cost of shares redeemed	(50,067,713)	(71,740,481)	(30,100,190)	(43,315,053)
Net increase (decrease) in net assets resulting from capital share transactions	(8,517,099)	9,439,704	31,025,601	14,124,533
Net increase (decrease) in net assets	(43,412,134)	120,787,653	28,913,061	57,138,558
NET ASSETS:
Beginning of period	474,071,213	353,283,560	229,881,549	172,742,991
End of period	$430,659,079	$474,071,213	$258,794,610	$229,881,549
Undistributed net investment income at end of period	$3,570,290	$2,263,201	$1,574,422	$357,303

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Legg Mason ClearBridge Aggressive Growth Portfolio		ING Oppenheimer Global Portfolio
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
FROM OPERATIONS:
Net investment income (loss)	$(231,209)	$(741,650)	$16,052,090	$22,472,074
Net realized gain (loss)	(3,658,324)	1,056,575	2,377,324	(48,561,051)
Net change in unrealized appreciation or depreciation	(23,099,688)	124,361,202	(139,949,669)	505,314,226
Increase (decrease) in net assets resulting from operations	(26,989,221)	124,676,127	(121,520,255)	479,225,249
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	—	(721,917)
Class I	—	—	—	(30,130,203)
Class S	—	—	—	(3,432,349)
Class S2	—	—	—	(106)
Net realized gains:
Class ADV	—	—	—	(780,934)
Class I	—	—	—	(21,766,494)
Class S	—	—	—	(2,852,448)
Class S2	—	—	—	(77)
Total distributions	—	—	—	(59,684,528)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	9,733,583	29,848,460	28,640,665	50,068,049
Reinvestment of distributions	—	—	—	59,684,344
	9,733,583	29,848,460	28,640,665	109,752,393
Cost of shares redeemed	(23,186,738)	(347,268,738)	(98,390,048)	(200,076,847)
Net decrease in net assets resulting from capital share transactions	(13,453,155)	(317,420,278)	(69,749,383)	(90,324,454)
Net increase (decrease) in net assets	(40,442,376)	(192,744,151)	(191,269,638)	329,216,267
NET ASSETS:
Beginning of period	353,079,352	545,823,503	1,651,417,362	1,322,201,095
End of period	$312,636,976	$353,079,352	$1,460,147,724	$1,651,417,362
Undistributed net investment income (accumulated net investment loss) at end of period	$(231,209)	$—	$41,906,531	$25,854,441

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Oppenheimer Global Strategic Income Portfolio		ING PIMCO Total Return Portfolio
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
FROM OPERATIONS:
Net investment income	$16,076,258	$24,330,072	$10,104,816	$23,133,927
Net realized gain (loss)	10,931,733	(24,180,126)	21,111,805	15,911,280
Net change in unrealized appreciation or depreciation	312,466	92,294,343	19,518,276	39,281,265
Increase in net assets resulting from operations	27,320,457	92,444,289	50,734,897	78,326,472
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(550,508)	—	(1,830,772)
Class I	—	(13,616,424)	—	(10,725,881)
Class S	—	(3,333,453)	—	(9,128,837)
Class S2	—	—	—	(111)
Net realized gains:
Class ADV	—	—	—	(2,164,114)
Class I	—	—	—	(11,356,493)
Class S	—	—	—	(10,107,362)
Class S2	—	—	—	(118)
Total distributions	—	(17,500,385)	—	(45,313,688)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	24,688,328	63,598,990	191,683,113	366,550,027
Reinvestment of distributions	—	17,500,385	—	45,313,459
	24,688,328	81,099,375	191,683,113	411,863,486
Cost of shares redeemed	(32,287,429)	(259,933,143)	(44,561,265)	(70,794,459)
Net increase (decrease) in net assets resulting from capital share transactions	(7,599,101)	(178,833,768)	147,121,848	341,069,027
Net increase (decrease) in net assets	19,721,356	(103,889,864)	197,856,745	374,081,811
NET ASSETS:
Beginning of period	452,292,614	556,182,478	876,250,370	502,168,559
End of period	$472,013,970	$452,292,614	$1,074,107,115	$876,250,370
Undistributed net investment income at end of period	$31,257,346	$15,181,088	$45,600,283	$35,495,467

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Pioneer High Yield Portfolio		ING T. Rowe Price Diversified Mid Cap Growth Portfolio
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
FROM OPERATIONS:
Net investment income	$2,909,275	$14,585,666	$758,968	$2,717,742
Net realized gain (loss)	2,509,387	(22,988,813)	17,924,126	(21,412,992)
Net change in unrealized appreciation or depreciation	(4,270,623)	86,724,954	(35,397,725)	246,604,304
Increase (decrease) in net assets resulting from operations	1,148,039	78,321,807	(16,714,631)	227,909,054
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(1,098)	(106,263)	—	(7,178)
Class I	(2,816,305)	(14,151,585)	—	(2,449,524)
Class S	(91,830)	(220,813)	—	(41,999)
Class S2	—	—	—	(5)
Total distributions	(2,909,233)	(14,478,661)	—	(2,498,706)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	11,464,168	46,787,109	12,878,431	31,300,495
Reinvestment of distributions	2,909,233	14,476,843	—	2,498,706
	14,373,401	61,263,952	12,878,431	33,799,201
Cost of shares redeemed	(19,144,677)	(311,478,496)	(49,628,157)	(67,298,213)
Net decrease in net assets resulting from capital share transactions	(4,771,276)	(250,214,544)	(36,749,726)	(33,499,012)
Net increase (decrease) in net assets	(6,532,470)	(186,371,398)	(53,464,357)	191,911,336
NET ASSETS:
Beginning of period	95,739,127	282,110,525	704,288,766	512,377,430
End of period	$89,206,657	$95,739,127	$650,824,409	$704,288,766
Undistributed net investment income at end of period	$386,944	$386,902	$1,190,181	$431,213

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING T. Rowe Price Growth Equity Portfolio		ING Templeton Foreign Equity Portfolio
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
FROM OPERATIONS:
Net investment income (loss)	$(477,495)	$1,540,711	$7,502,700	$12,850,458
Net realized gain (loss)	25,186,529	(113,603,265)	(630,630)	(135,289,133)
Net change in unrealized appreciation or depreciation	(101,337,694)	431,857,452	(75,623,129)	302,762,649
Increase (decrease) in net assets resulting from operations	(76,628,660)	319,794,898	(68,751,059)	180,323,974
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(1,115,490)	—	—
Class S	—	(9,477)	—	—
Total distributions	—	(1,124,967)	—	—
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	56,144,711	171,923,140	86,408,980	185,405,629
Reinvestment of distributions	—	1,124,967	—	—
	56,144,711	173,048,107	86,408,980	185,405,629
Cost of shares redeemed	(82,775,156)	(372,742,708)	(58,426,624)	(409,147,924)
Net increase (decrease) in net assets resulting from capital share transactions	(26,630,445)	(199,694,601)	27,982,356	(223,742,295)
Net increase (decrease) in net assets	(103,259,105)	118,975,330	(40,768,703)	(43,418,321)
NET ASSETS:
Beginning of period	984,212,303	865,236,973	539,511,281	582,929,602
End of period	$880,953,198	$984,212,303	$498,742,578	$539,511,281
Undistributed net investment income (accumulated net investment loss) at end of period	$(120,012)	$357,483	$20,342,732	$12,840,032

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Thornburg Value Portfolio		ING UBS U.S. Large Cap Equity Portfolio
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
FROM OPERATIONS:
Net investment income	$1,349,731	$4,765,670	$733,960	$2,206,322
Net realized gain (loss)	29,532,239	(34,252,870)	9,345,618	(86,226,315)
Net change in unrealized appreciation or depreciation	(55,887,048)	131,962,911	(23,545,199)	140,290,481
Increase (decrease) in net assets resulting from operations	(25,005,078)	102,475,711	(13,465,621)	56,270,488
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(25,124)	—	(67,697)
Class I	—	(3,404,235)	—	(2,051,531)
Class S	—	(69,033)	—	(221,412)
Total distributions	—	(3,498,392)	—	(2,340,640)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	82,966,198	116,017,787	5,400,882	51,241,562
Reinvestment of distributions	—	3,498,392	—	2,340,640
	82,966,198	119,516,179	5,400,882	53,582,202
Cost of shares redeemed	(18,236,133)	(239,122,449)	(19,551,646)	(186,190,195)
Net increase (decrease) in net assets resulting from capital share transactions	64,730,065	(119,606,270)	(14,150,764)	(132,607,993)
Net increase (decrease) in net assets	39,724,987	(20,628,951)	(27,616,385)	(78,678,145)
NET ASSETS:
Beginning of period	244,623,902	265,252,853	182,376,651	261,054,796
End of period	$284,348,889	$244,623,902	$154,760,266	$182,376,651
Undistributed net investment income at end of period	$6,004,494	$4,654,763	$1,060,046	$326,086

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Van Kampen Comstock Portfolio		ING Van Kampen Equity and Income Portfolio
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
FROM OPERATIONS:
Net investment income	$1,920,530	$7,142,748	$8,349,211	$15,158,392
Net realized gain (loss)	4,060,587	(145,769,955)	14,086,436	(30,032,416)
Net change in unrealized appreciation or depreciation	(25,943,837)	233,343,635	(59,167,715)	166,600,095
Increase (decrease) in net assets resulting from operations	(19,962,720)	94,716,428	(36,732,068)	151,726,071
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(312,120)	—	(143,246)
Class I	—	(1,759,042)	—	(10,243,047)
Class S	—	(5,001,841)	—	(3,459,054)
Class S2	—	—	—	(64)
Total distributions	—	(7,073,003)	—	(13,845,411)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	24,350,835	59,181,712	28,430,980	34,273,166
Reinvestment of distributions	—	7,073,003	—	13,845,347
	24,350,835	66,254,715	28,430,980	48,118,513
Cost of shares redeemed	(27,503,308)	(418,531,170)	(42,005,123)	(104,789,464)
Net decrease in net assets resulting from capital share transactions	(3,152,473)	(352,276,455)	(13,574,143)	(56,670,951)
Net increase (decrease) in net assets	(23,115,193)	(264,633,030)	(50,306,211)	81,209,709
NET ASSETS:
Beginning of period	304,133,759	568,766,789	801,063,621	719,853,912
End of period	$281,018,566	$304,133,759	$750,757,410	$801,063,621
Undistributed net investment income at end of period	$3,181,996	$1,261,466	$11,166,996	$2,817,785

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital

Year or period ended	($)	($)	($)	($)	($)		($)	($)
ING American Century Small-Mid Cap Value Portfolio
Class ADV
06-30-10	9.65	0.04 •	(0.15)	(0.11)	—		—	—
12-31-09	7.23	0.14	2.39	2.53	0.11		—	—
12-31-08	11.24	0.15	(2.80)	(2.65)	0.05		1.31	—
12-31-07	13.35	0.08 •	(0.42)	(0.34)	0.03		1.74	—
12-31-06	11.63	0.02	1.73	1.75	0.00	*	0.03	—
12-31-05	12.13	0.01	0.92	0.93	0.01		1.42	—
Class I
06-30-10	9.86	0.07 •	(0.16)	(0.09)	—		—	—
12-31-09	7.38	0.17	2.47	2.64	0.16		—	—
12-31-08	11.46	0.20 •	(2.86)	(2.66)	0.11		1.31	—
12-31-07	13.58	0.14 •	(0.43)	(0.29)	0.09		1.74	—
12-31-06	11.77	0.09 •	1.75	1.84	0.00	*	0.03	—
12-31-05	12.24	0.06	0.94	1.00	0.05		1.42	—
Class S
06-30-10	9.80	0.06 •	(0.16)	(0.10)	—		—	—
12-31-09	7.34	0.16 •	2.44	2.60	0.14		—	—
12-31-08	11.40	0.17 •	(2.84)	(2.67)	0.08		1.31	—
12-31-07	13.51	0.11 •	(0.42)	(0.31)	0.06		1.74	—
12-31-06	11.74	0.05	1.75	1.80	0.00	*	0.03	—
12-31-05	12.22	0.04	0.92	0.96	0.02		1.42	—
Class S2
06-30-10	9.61	0.04	(0.15)	(0.11)	—		—	—
02-27-09(4)-12-31-09	5.84	0.14 •	3.79	3.93	0.16		—	—
ING Baron Asset Portfolio
Class ADV
06-30-10	9.35	(0.05)	(0.22)	(0.27)	—		—	—
12-31-09	6.98	(0.06)	2.43	2.37	—		—	—
12-31-08	12.05	(0.10)	(4.81)	(4.91)	—		0.16	—
12-31-07	11.09	(0.05)	1.01	0.96	—		—	—
01-18-06(4)-12-31-06	10.04	(0.06)	1.11	1.05	—		—	—
Class I
06-30-10	9.53	(0.02)	(0.23)	(0.25)	—		—	—
12-31-09	7.07	(0.02)	2.48	2.46	—		—	—
12-31-08	12.17	(0.05)•	(4.89)	(4.94)	—		0.16	—
12-31-07	11.14	0.01	1.02	1.03	—		—	—
01-03-06(4)-12-31-06	10.00	(0.00)*	1.14	1.14	—		—	—
Class S
06-30-10	9.43	(0.03)	(0.23)	(0.26)	—		—	—
12-31-09	7.02	(0.04)	2.45	2.41	—		—	—
12-31-08	12.09	(0.06)•	(4.85)	(4.91)	—		0.16	—
12-31-07	11.10	(0.01)	1.00	0.99	—		—	—
05-03-06(4)-12-31-06	10.73	0.03 •	0.34	0.37	—		—	—
Class S2
06-30-10	9.37	(0.04)	(0.23)	(0.27)	—		—	—
02-27-09(4)-12-31-09	5.90	(0.04)	3.51	3.47	—		—	—
ING Baron Small Cap Growth Portfolio
Class ADV
06-30-10	14.67	(0.08)	0.01	(0.07)	—		—	—
12-31-09	10.88	(0.12)	3.91	3.79	—		—	—
12-31-08	19.16	(0.14)	(7.62)	(7.76)	—		0.52	—
12-31-07	18.11	(0.12)	1.17	1.05	—		—	—
12-31-06	15.90	(0.10)	2.46	2.36	—		0.15	—
12-31-05	14.85	(0.19)•	1.24	1.05	—		—	—

				Ratios to average net assets						Supplemental data
	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)	(%)	(%)	(%)		(%)		(%)	($000's)	(%)
ING American Century Small-Mid Cap Value Portfolio
Class ADV
06-30-10	—	9.54	(1.14)	1.75	1.44	†	1.44	†	0.88 †	14,736	54
12-31-09	0.11	9.65	35.20	1.75	1.44	†	1.44	†	1.82 †	10,511	135
12-31-08	1.36	7.23	(26.69)	1.75	1.52		1.52		1.50	7,861	191
12-31-07	1.77	11.24	(3.17)	1.75	1.52		1.52		0.58	12,309	146
12-31-06	0.03	13.35	15.14	1.75	1.72		1.72		0.18	12,602	156
12-31-05	1.43	11.63	7.65	1.80	1.80		1.80		0.10	11,023	101
Class I
06-30-10	—	9.77	(0.91)	1.25	0.94	†	0.94	†	1.35 †	60,935	54
12-31-09	0.16	9.86	36.02	1.25	0.94	†	0.94	†	2.28 †	51,654	135
12-31-08	1.42	7.38	(26.37)	1.25	1.02		1.02		2.04	35,922	191
12-31-07	1.83	11.46	(2.70)	1.25	1.02		1.02		1.09	47,079	146
12-31-06	0.03	13.58	15.75	1.25	1.22		1.22		0.71	48,088	156
12-31-05	1.47	11.77	8.17	1.30	1.30		1.30		0.61	46,237	101
Class S
06-30-10	—	9.70	(1.02)	1.50	1.19	†	1.19	†	1.10 †	69,446	54
12-31-09	0.14	9.80	35.68	1.50	1.19	†	1.19	†	2.03 †	53,596	135
12-31-08	1.39	7.34	(26.56)	1.50	1.27		1.27		1.80	31,260	191
12-31-07	1.80	11.40	(2.90)	1.50	1.27		1.27		0.82	40,309	146
12-31-06	0.03	13.51	15.43	1.50	1.47		1.47		0.39	47,839	156
12-31-05	1.44	11.74	7.85	1.55	1.55		1.55		0.35	43,053	101
Class S2
06-30-10	—	9.50	(1.14)	1.75	1.34	†	1.34	†	0.89 †	5	54
02-27-09(4)-12-31-09	0.16	9.61	67.61	1.75	1.34	†	1.34	†	2.06 †	5	135
ING Baron Asset Portfolio
Class ADV
06-30-10	—	9.08	(2.89)	1.76	1.55		1.55		(0.97)	1,868	5
12-31-09	—	9.35	33.95	1.85	1.55		1.55		(0.74)	1,883	14
12-31-08	0.16	6.98	(41.20)	1.67	1.57		1.57		(0.89)	1,646	51
12-31-07	—	12.05	8.66	1.64	1.55		1.55		(0.44)	3,499	18
01-18-06(4)-12-31-06	—	11.09	10.46	2.08	1.55		1.55		(0.57)	3,211	23
Class I
06-30-10	—	9.28	(2.62)	1.26	1.05		1.05		(0.47)	2,293	5
12-31-09	—	9.53	34.79	1.35	1.05		1.05		(0.24)	2,354	14
12-31-08	0.16	7.07	(41.04)	1.17	1.07		1.07		(0.47)	1,748	51
12-31-07	—	12.17	9.25	1.14	1.05		1.05		0.07	25,781	18
01-03-06(4)-12-31-06	—	11.14	11.40	1.58	1.05		1.05		(0.05)	5,583	23
Class S
06-30-10	—	9.17	(2.76)	1.51	1.30		1.30		(0.72)	4,585	5
12-31-09	—	9.43	34.33	1.60	1.30		1.30		(0.49)	4,533	14
12-31-08	0.16	7.02	(41.06)	1.42	1.32		1.32		(0.64)	3,271	51
12-31-07	—	12.09	8.92	1.39	1.30		1.30		(0.14)	4,731	18
05-03-06(4)-12-31-06	—	11.10	3.45	1.83	1.30		1.30		0.31	313	23
Class S2
06-30-10	—	9.10	(2.88)	1.76	1.45		1.45		(0.88)	5	5
02-27-09(4)-12-31-09	—	9.37	58.81	1.85	1.45		1.45		(0.63)	5	14
ING Baron Small Cap Growth Portfolio
Class ADV
06-30-10	—	14.60	(0.48)	1.58	1.58	†	1.58	†	(1.15)†	39,037	12
12-31-09	—	14.67	34.83	1.58	1.57		1.57		(1.07)	36,133	13
12-31-08	0.52	10.88	(41.41)	1.58	1.58	†	1.58	†	(0.80)†	23,542	30
12-31-07	—	19.16	5.80	1.58	1.58		1.58		(0.61)	48,449	23
12-31-06	0.15	18.11	15.02	1.58	1.58		1.58		(0.63)	45,591	15
12-31-05	—	15.90	7.07	1.75	1.70		1.70		(1.23)	31,565	11

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital

Year or period ended	($)	($)		($)	($)	($)	($)	($)
ING Baron Small Cap Growth Portfolio (continued)
Class I
06-30-10	15.27	(0.05)		0.01	(0.04)	—	—	—
12-31-09	11.27	(0.07)		4.07	4.00	—	—	—
12-31-08	19.73	(0.05	)•	(7.89)	(7.94)	—	0.52	—
12-31-07	18.55	(0.02)		1.20	1.18	—	—	—
12-31-06	16.21	(0.02)		2.51	2.49	—	0.15	—
12-31-05	15.06	(0.14	)•	1.29	1.15	—	—	—
Class S
06-30-10	14.98	(0.07)		0.01	(0.06)	—	—	—
12-31-09	11.08	(0.09)		3.99	3.90	—	—	—
12-31-08	19.45	(0.08	)•	(7.77)	(7.85)	—	0.52	—
12-31-07	18.33	(0.06)		1.18	1.12	—	—	—
12-31-06	16.06	(0.06)		2.48	2.42	—	0.15	—
12-31-05	14.96	(0.14	)•	1.24	1.10	—	—	—
Class S2
06-30-10	14.69	(0.08)		0.01	(0.07)	—	—	—
02-27-09(4)-12-31-09	9.31	(0.10)		5.48	5.38	—	—	—
ING Columbia Small Cap Value Portfolio
Class ADV
06-30-10	8.36	0.01	•	(0.36)	(0.35)	—	—	—
12-31-09	6.78	0.05		1.59	1.64	0.06	—	—
12-31-08	10.41	0.09	•	(3.62)	(3.53)	0.02	0.08	—
12-31-07	10.15	0.05	•	0.23	0.28	0.02	—	—
12-29-06(4)-12-31-06	10.15	(0.00	)*	—	(0.00)*	—	—	—
Class I
06-30-10	8.46	0.02		(0.36)	(0.34)	—	—	—
12-31-09	6.85	0.07	•	1.65	1.72	0.11	—	—
12-31-08	10.48	0.14	•	(3.67)	(3.53)	0.02	0.08	—
12-31-07	10.17	0.10	•	0.23	0.33	0.02	—	—
04-28-06(4)-12-31-06	10.00	0.05		0.12	0.17	—	—	—
Class S
06-30-10	8.41	0.01	•	(0.36)	(0.35)	—	—	—
12-31-09	6.82	0.06		1.62	1.68	0.09	—	—
12-31-08	10.44	0.11	•	(3.64)	(3.53)	0.01	0.08	—
12-31-07	10.15	0.07	•	0.23	0.30	0.01	—	—
05-01-06(4)-12-31-06	9.95	0.04	•	0.16	0.20	—	—	—
Class S2
06-30-10	8.33	0.01		(0.36)	(0.35)	—	—	—
02-27-09(4)-12-31-09	5.20	0.04	•	3.20	3.24	0.11	—	—
ING Davis New York Venture Portfolio
Class ADV
06-30-10	15.77	0.02	•	(1.23)	(1.21)	—	—	—
12-31-09	12.02	0.04	•	3.71	3.75	—	—	—
12-31-08	20.07	0.09		(7.92)	(7.83)	0.04	0.18	—
12-31-07	19.39	0.19	•	0.57	0.76	—	0.08	—
12-31-06	18.46	0.07		2.29	2.36	—	1.43	—
12-31-05	17.82	(0.03	)•	0.67	0.64	0.00 *	—	—
Class I
06-30-10	16.12	0.07		(1.28)	(1.21)	—	—	—
12-31-09	12.32	0.10	•	3.82	3.92	0.12	—	—
12-31-08	20.60	0.15	•	(8.09)	(7.94)	0.16	0.18	—
12-31-07	19.87	0.31	•	0.57	0.88	0.07	0.08	—
12-31-06	18.79	0.18	•	2.34	2.52	0.01	1.43	—
12-31-05	18.09	0.06	•	0.66	0.72	0.02	—	—

				Ratios to average net assets							Supplemental data
	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING Baron Small Cap Growth Portfolio (continued)
Class I
06-30-10	—	15.23	(0.26)	1.08	1.08	†	1.08	†	(0.65	)†	181,360	12
12-31-09	—	15.27	35.49	1.08	1.07		1.07		(0.57)		184,220	13
12-31-08	0.52	11.27	(41.12)	1.08	1.08	†	1.08	†	(0.29	)†	131,199	30
12-31-07	—	19.73	6.36	1.08	1.08		1.08		(0.10)		181,259	23
12-31-06	0.15	18.55	15.54	1.08	1.08		1.08		(0.13)		130,780	15
12-31-05	—	16.21	7.64	1.25	1.20		1.20		(0.87)		81,664	11
Class S
06-30-10	—	14.92	(0.40)	1.33	1.31	†	1.31	†	(0.88	)†	454,207	12
12-31-09	—	14.98	35.20	1.33	1.30		1.30		(0.80)		466,746	13
12-31-08	0.52	11.08	(41.25)	1.33	1.31	†	1.31	†	(0.52	)†	291,833	30
12-31-07	—	19.45	6.11	1.33	1.32		1.32		(0.34)		415,539	23
12-31-06	0.15	18.33	15.24	1.33	1.33		1.33		(0.38)		299,287	15
12-31-05	—	16.06	7.35	1.50	1.45		1.45		(0.92)		207,527	11
Class S2
06-30-10	—	14.62	(0.48)	1.58	1.48	†	1.48	†	(1.07	)†	5	12
02-27-09(4)-12-31-09	—	14.69	57.79	1.58	1.47		1.47		(0.97)		5	13
ING Columbia Small Cap Value Portfolio
Class ADV
06-30-10	—	8.01	(4.19)	1.42	1.42	†	1.39	†	0.12	†	1,012	34
12-31-09	0.06	8.36	24.28	1.45	1.44	†	1.44	†	0.52	†	534	86
12-31-08	0.10	6.78	(34.22)	1.41	1.41	†	1.38	†	1.03	†	444	73
12-31-07	0.02	10.41	2.73	1.38	1.38		1.35		0.50		330	50
12-29-06(4)-12-31-06	—	10.15	—	1.49	1.49		1.46		(1.46)		1	48
Class I
06-30-10	—	8.12	(4.02)	0.92	0.92	†	0.89	†	0.57	†	44,815	34
12-31-09	0.11	8.46	25.20	0.95	0.94	†	0.94	†	1.09	†	46,600	86
12-31-08	0.10	6.85	(33.93)	0.91	0.91	†	0.88	†	1.63	†	225,673	73
12-31-07	0.02	10.48	3.21	0.88	0.88		0.85		0.94		46,922	50
04-28-06(4)-12-31-06	—	10.17	1.70	0.99	0.99		0.96		0.78		11,698	48
Class S
06-30-10	—	8.06	(4.16)	1.17	1.17	†	1.14	†	0.31	†	138,908	34
12-31-09	0.09	8.41	24.72	1.20	1.19	†	1.19	†	0.75	†	165,922	86
12-31-08	0.09	6.82	(34.08)	1.16	1.16	†	1.13	†	1.22	†	150,309	73
12-31-07	0.01	10.44	2.97	1.13	1.13		1.10		0.65		161,301	50
05-01-06(4)-12-31-06	—	10.15	2.01	1.24	1.24		1.21		0.53		76,010	48
Class S2
06-30-10	—	7.98	(4.20)	1.42	1.42	†	1.39	†	0.09	†	5	34
02-27-09(4)-12-31-09	0.11	8.33	62.42	1.45	1.34	†	1.34	†	0.60	†	5	86
ING Davis New York Venture Portfolio
Class ADV
06-30-10	—	14.56	(7.67)	1.40	1.38		1.38		0.24		5,769	10
12-31-09	—	15.77	31.20	1.40	1.39		1.39		0.31		4,844	23
12-31-08	0.22	12.02	(39.35)	1.40	1.40		1.40		0.41		5,662	20
12-31-07	0.08	20.07	3.91	1.40	1.40		1.40		0.94		10,214	10
12-31-06	1.43	19.39	13.58	1.40	1.40		1.40		0.44		13,203	6
12-31-05	0.00 *	18.46	3.62	1.57	1.57		1.57		(0.18)		11,305	110
Class I
06-30-10	—	14.91	(7.51)	0.90	0.88		0.88		0.71		142,880	10
12-31-09	0.12	16.12	31.96	0.90	0.89		0.89		0.76		165,713	23
12-31-08	0.34	12.32	(39.06)	0.90	0.90		0.90		0.92		133,936	20
12-31-07	0.15	20.60	4.43	0.90	0.90		0.90		1.49		101,763	10
12-31-06	1.44	19.87	14.19	0.90	0.90		0.90		0.94		59,749	6
12-31-05	0.02	18.79	4.10	1.07	1.07		1.07		0.33		3,108	110

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital

Year or period ended	($)	($)	($)	($)	($)		($)	($)
ING Davis New York Venture Portfolio (continued)
Class S
06-30-10	15.93	0.04	(1.25)	(1.21)	—		—	—
12-31-09	12.18	0.06	3.78	3.84	0.09		—	—
12-31-08	20.39	0.11 •	(8.02)	(7.91)	0.12		0.18	—
12-31-07	19.70	0.25 •	0.57	0.82	0.05		0.08	—
12-31-06	18.69	0.13 •	2.31	2.44	—		1.43	—
12-31-05	17.99	0.01 •	0.69	0.70	—		—	—
ING JPMorgan Mid Cap Value Portfolio
Class ADV
06-30-10	11.30	0.03	(0.07)	(0.04)	—		—	—
12-31-09	9.24	0.12	2.21	2.33	0.11		0.16	—
12-31-08	15.50	0.14	(4.90)	(4.76)	0.18		1.32	—
12-31-07	16.03	0.09	0.25	0.34	0.07		0.80	—
12-31-06	13.89	0.07	2.18	2.25	0.00	*	0.11	—
12-31-05	13.84	0.02	1.11	1.13	0.03		1.05	—
Class I
06-30-10	11.42	0.07	(0.08)	(0.01)	—		—	—
12-31-09	9.33	0.17	2.23	2.40	0.15		0.16	—
12-31-08	15.77	0.22	(5.00)	(4.78)	0.34		1.32	—
12-31-07	16.26	0.19 •	0.24	0.43	0.12		0.80	—
12-31-06	14.02	0.14	2.21	2.35	0.00	*	0.11	—
12-31-05	13.93	0.08	1.14	1.22	0.08		1.05	—
Class S
06-30-10	11.37	0.04	(0.07)	(0.03)	—		—	—
12-31-09	9.29	0.15	2.22	2.37	0.13		0.16	—
12-31-08	15.67	0.16 •	(4.94)	(4.78)	0.28		1.32	—
12-31-07	16.17	0.15	0.24	0.39	0.09		0.80	—
12-31-06	13.98	0.12	2.18	2.30	0.00	*	0.11	—
12-31-05	13.89	0.05	1.13	1.18	0.04		1.05	—
Class S2
06-30-10	11.30	0.04	(0.08)	(0.04)	—		—	—
02-27-09(4)-12-31-09	7.54	0.12	3.92	4.04	0.12		0.16	—
ING Legg Mason ClearBridge Aggressive Growth Portfolio
Class ADV
06-30-10	37.34	(0.10)	(2.98)	(3.08)	—		—	—
12-31-09	28.37	(0.19)	9.16	8.97	—		—	—
12-31-08	46.88	(0.25)	(18.26)	(18.51)	—		—	—
12-31-07	47.89	(0.29)	(0.72)	(1.01)	—		—	—
12-31-06	43.64	(0.27)•	4.52	4.25	—		—	—
12-31-05	39.35	(0.33)•	4.62	4.29	—		—	—
Class I
06-30-10	38.86	(0.01)	(3.10)	(3.11)	—		—	—
12-31-09	29.37	(0.03)•	9.52	9.49	—		—	—
12-31-08	48.31	(0.01)	(18.93)	(18.94)	—		—	—
12-31-07	49.10	(0.05)	(0.74)	(0.79)	—		—	—
12-31-06	44.52	(0.02)•	4.60	4.58	—		—	—
12-31-05	39.95	(0.15)	4.72	4.57	—		—	—
Class S
06-30-10	38.09	(0.06)	(3.04)	(3.10)	—		—	—
12-31-09	28.86	(0.12)•	9.35	9.23	—		—	—
12-31-08	47.58	(0.11)	(18.61)	(18.72)	—		—	—
12-31-07	48.49	(0.18)	(0.73)	(0.91)	—		—	—
12-31-06	44.08	(0.18)•	4.59	4.41	—		—	—
12-31-05	39.65	(0.23)	4.66	4.43	—		—	—
Class S2
03-08-10(4)-06-30-10	39.91	(0.05)	(5.58)	(5.63)	—		—	—

				Ratios to average net assets							Supplemental data
	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING Davis New York Venture Portfolio (continued)
Class S
06-30-10	—	14.72	(7.60)	1.15	1.13		1.13		0.47		282,010	10
12-31-09	0.09	15.93	31.62	1.15	1.14		1.14		0.49		303,513	23
12-31-08	0.30	12.18	(39.22)	1.15	1.15		1.15		0.67		213,686	20
12-31-07	0.13	20.39	4.16	1.15	1.15		1.15		1.23		231,511	10
12-31-06	1.43	19.70	13.85	1.15	1.15		1.15		0.69		134,821	6
12-31-05	—	18.69	3.89	1.32	1.32		1.32		0.06		41,822	110
ING JPMorgan Mid Cap Value Portfolio
Class ADV
06-30-10	—	11.26	(0.35)	1.50	1.50	†	1.50	†	0.61	†	18,661	18
12-31-09	0.27	11.30	25.34	1.50	1.50	†	1.50	†	1.33	†	16,622	40
12-31-08	1.50	9.24	(33.17)	1.50	1.50	†	1.50	†	0.94	†	13,624	58
12-31-07	0.87	15.50	2.06	1.50	1.50		1.50		0.64		24,824	52
12-31-06	0.11	16.03	16.26	1.53	1.53		1.53		0.61		22,123	44
12-31-05	1.08	13.89	8.11	1.60	1.60		1.60		0.20		12,408	52
Class I
06-30-10	—	11.41	(0.09)	1.00	1.00	†	1.00	†	1.09	†	100,847	18
12-31-09	0.31	11.42	25.90	1.00	1.00	†	1.00	†	1.83	†	100,239	40
12-31-08	1.66	9.33	(32.86)	1.00	1.00	†	1.00	†	1.46	†	80,515	58
12-31-07	0.92	15.77	2.61	1.00	1.00		1.00		1.15		145,638	52
12-31-06	0.11	16.26	16.84	1.03	1.03		1.03		1.08		125,602	44
12-31-05	1.13	14.02	8.71	1.10	1.10		1.10		0.67		80,426	52
Class S
06-30-10	—	11.34	(0.26)	1.25	1.25	†	1.25	†	0.88	†	139,283	18
12-31-09	0.29	11.37	25.65	1.25	1.25	†	1.25	†	1.58	†	113,016	40
12-31-08	1.60	9.29	(33.04)	1.25	1.25	†	1.25	†	1.29	†	78,604	58
12-31-07	0.89	15.67	2.34	1.25	1.25		1.25		0.89		89,851	52
12-31-06	0.11	16.17	16.52	1.28	1.28		1.28		0.81		91,338	44
12-31-05	1.09	13.98	8.49	1.35	1.35		1.35		0.39		78,459	52
Class S2
06-30-10	—	11.26	(0.35)	1.50	1.40	†	1.40	†	0.69	†	4	18
02-27-09(4)-12-31-09	0.28	11.30	53.76	1.50	1.40	†	1.40	†	1.51	†	4	40
ING Legg Mason ClearBridge Aggressive Growth Portfolio
Class ADV
06-30-10	—	34.26	(8.25)	1.33	1.33	†	1.33	†	(0.54	)†	5,739	—
12-31-09	—	37.34	31.62	1.33	1.33	†	1.33	†	(0.62	)†	5,570	1
12-31-08	—	28.37	(39.48)	1.31	1.31	†	1.31	†	(0.54	)†	3,631	4
12-31-07	—	46.88	(2.11)	1.30	1.30		1.30		(0.60)		8,325	5
12-31-06	—	47.89	9.74	1.30	1.30		1.30		(0.59)		8,459	6
12-31-05	—	43.64	10.90 (a)	1.31	1.31		1.31		(0.82)		7,843	10
Class I
06-30-10	—	35.75	(8.00)	0.83	0.83	†	0.83	†	(0.05	)†	221,748	—
12-31-09	—	38.86	32.31	0.83	0.83	†	0.83	†	(0.11	)†	250,454	1
12-31-08	—	29.37	(39.21)	0.81	0.81	†	0.81	†	(0.03	)†	455,682	4
12-31-07	—	48.31	(1.61)	0.80	0.80		0.80		(0.11)		1,103,033	5
12-31-06	—	49.10	10.29	0.80	0.80		0.80		(0.05)		1,155,244	6
12-31-05	—	44.52	11.44 (a)	0.81	0.81		0.81		(0.33)		531,343	10
Class S
06-30-10	—	34.99	(8.14)	1.08	1.08	†	1.08	†	(0.31	)†	85,147	—
12-31-09	—	38.09	31.98	1.08	1.08	†	1.08	†	(0.37	)†	97,055	1
12-31-08	—	28.86	(39.34)	1.06	1.06	†	1.06	†	(0.26	)†	86,511	4
12-31-07	—	47.58	(1.88)	1.05	1.05		1.05		(0.36)		169,485	5
12-31-06	—	48.49	10.00	1.05	1.05		1.05		(0.40)		186,363	6
12-31-05	—	44.08	11.17 (a)	1.06	1.06		1.06		(0.58)		437,476	10
Class S2
03-08-10(4)-06-30-10	—	34.28	(14.11)	1.33	1.23	†	1.23	†	(0.46	)†	3	—

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital

Year or period ended	($)	($)		($)	($)	($)	($)	($)
ING Oppenheimer Global Portfolio
Class ADV
06-30-10	11.83	0.09	•	(1.02)	(0.93)	—	—	—
12-31-09	8.80	0.11	•	3.28	3.39	0.17	0.19	—
12-31-08	16.38	0.30		(6.53)	(6.23)	0.23	1.12	—
12-31-07	16.22	0.17	•	0.81	0.98	0.11	0.71	—
12-31-06	13.85	0.07	•	2.33	2.40	0.01	0.02	—
12-31-05	12.50	0.07	•	1.56	1.63	0.04	0.24	—
Class I
06-30-10	12.17	0.12	•	(1.05)	(0.93)	—	—	—
12-31-09	9.07	0.17	•	3.38	3.55	0.26	0.19	—
12-31-08	16.87	0.32		(6.67)	(6.35)	0.33	1.12	—
12-31-07	16.68	0.27	•	0.82	1.09	0.19	0.71	—
12-31-06	14.17	0.15	•	2.39	2.54	0.01	0.02	—
12-31-05	12.80	0.14	•	1.60	1.74	0.12	0.25	—
Class S
06-30-10	11.84	0.11		(1.03)	(0.92)	—	—	—
12-31-09	8.82	0.14	•	3.30	3.44	0.23	0.19	—
12-31-08	16.46	0.23	•	(6.46)	(6.23)	0.29	1.12	—
12-31-07	16.31	0.23	•	0.80	1.03	0.17	0.71	—
12-31-06	13.90	0.10	•	2.34	2.44	0.01	0.02	—
12-31-05	12.58	0.09	•	1.58	1.67	0.10	0.25	—
Class S2
06-30-10	11.73	0.10		(1.01)	(0.91)	—	—	—
02-27-09(4)-12-31-09	7.35	0.12	•	4.71	4.83	0.26	0.19	—
ING Oppenheimer Global Strategic Income Portfolio
Class ADV
06-30-10	10.45	0.35	•	0.26	0.61	—	—	—
12-31-09	8.84	0.40		1.51	1.91	0.30	—	—
12-31-08	11.12	0.55	•	(2.28)	(1.73)	0.51	0.04	—
12-31-07	10.76	0.59	•	0.28	0.87	0.51	—	—
12-31-06	9.98	0.62	•	0.18	0.80	0.02	—	—
12-31-05	10.11	0.30	•	(0.24)	0.06	0.19	—	—
Class I
06-30-10	10.48	0.38	•	0.26	0.64	—	—	—
12-31-09	8.92	0.48	•	1.49	1.97	0.41	—	—
12-31-08	11.20	0.54	•	(2.22)	(1.68)	0.56	0.04	—
12-31-07	10.80	0.64	•	0.28	0.92	0.52	—	—
12-31-06	10.00	0.66	•	0.18	0.84	0.04	—	—
12-31-05	10.12	0.35	•	(0.24)	0.11	0.23	—	—
Class S
06-30-10	10.50	0.37	•	0.26	0.63	—	—	—
12-31-09	8.92	0.49	•	1.45	1.94	0.36	—	—
12-31-08	11.21	0.48	•	(2.19)	(1.71)	0.54	0.04	—
12-31-07	10.81	0.62	•	0.27	0.89	0.49	—	—
12-31-06	9.99	0.64	•	0.19	0.83	0.01	—	—
12-31-05	10.11	0.32	•	(0.24)	0.08	0.20	—	—
Class S2
03-08-10(4)-06-30-10	10.74	0.21	•	0.11	0.32	—	—	—
ING PIMCO Total Return Portfolio
Class ADV
06-30-10	11.46	0.10	•	0.49	0.59	—	—	—
12-31-09	10.91	0.35	•	0.96	1.31	0.35	0.41	—
12-31-08	11.66	0.46	•	(0.52)	(0.06)	0.52	0.17	—
12-31-07	11.03	0.44	•	0.55	0.99	0.36	—	—
12-31-06	10.81	0.36	•	0.03	0.39	0.17	—	—
12-31-05	10.91	0.28	•	(0.08)	0.20	0.16	0.14	—

				Ratios to average net assets								Supplemental data
	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)		Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)	(%)	(%)		(%)		(%)		(%)		($000's)	(%)
ING Oppenheimer Global Portfolio
Class ADV
06-30-10	—	10.90	(7.86)	1.16		1.16	†	1.16	†	1.57	†	55,107	8
12-31-09	0.36	11.83	39.04	1.16		1.16	†	1.16	†	1.09	†	54,626	12
12-31-08	1.35	8.80	(40.65)	1.16		1.16	†	1.16	†	1.60	†	40,813	12
12-31-07	0.82	16.38	6.04	1.16		1.15		1.15		1.08		99,669	14
12-31-06	0.03	16.22	17.36	1.16		1.15		1.15		0.51		95,286	23
12-31-05	0.28	13.85	13.07	1.16		1.15		1.15		0.60		106,510	53
Class I
06-30-10	—	11.24	(7.64)	0.66		0.66	†	0.66	†	2.04	†	1,241,456	8
12-31-09	0.45	12.17	39.73	0.66		0.66	†	0.66	†	1.63	†	1,414,460	12
12-31-08	1.45	9.07	(40.38)	0.66		0.66	†	0.66	†	2.07	†	1,124,127	12
12-31-07	0.90	16.87	6.57	0.66		0.66		0.66		1.57		2,289,589	14
12-31-06	0.03	16.68	17.98	0.66		0.66		0.66		0.96		2,518,662	23
12-31-05	0.37	14.17	13.57	0.66		0.66		0.66		1.05		2,262,201	53
Class S
06-30-10	—	10.92	(7.77)	0.91		0.91	†	0.91	†	1.79	†	163,581	8
12-31-09	0.42	11.84	39.51	0.91		0.91	†	0.91	†	1.45	†	182,326	12
12-31-08	1.41	8.82	(40.55)	0.91		0.91	†	0.91	†	1.80	†	157,261	12
12-31-07	0.88	16.46	6.35	0.91		0.91		0.91		1.37		232,651	14
12-31-06	0.03	16.31	17.60	0.91		0.91		0.91		0.66		145,060	23
12-31-05	0.35	13.90	13.27	0.91		0.91		0.91		0.71		40,831	53
Class S2
06-30-10	—	10.82	(7.76)	1.13		1.06	†	1.06	†	1.65	†	4	8
02-27-09(4)-12-31-09	0.45	11.73	66.43	1.16		1.06	†	1.06	†	1.34	†	5	12
ING Oppenheimer Global Strategic Income Portfolio
Class ADV
06-30-10	—	11.06	5.84	1.04		1.02	†	1.02	†	6.53	†	27,504	64
12-31-09	0.30	10.45	21.66	1.04		1.01		1.01		4.79		20,170	136
12-31-08	0.55	8.84	(16.38)	1.04		1.00	†	1.00	†	5.19	†	16,393	108
12-31-07	0.51	11.12	8.28	1.04		1.00		1.00		5.41		20,460	104
12-31-06	0.02	10.76	7.99	1.04		1.00		1.00		6.09		9,266	140
12-31-05	0.19	9.98	0.61	1.04		1.00		1.00		2.94		5,082	216
Class I
06-30-10	—	11.12	6.11	0.54		0.52	†	0.52	†	7.05	†	343,684	64
12-31-09	0.41	10.48	22.14	0.54		0.53		0.53		4.99		334,527	136
12-31-08	0.60	8.92	(15.89)	0.54		0.54	†	0.54	†	5.12	†	451,197	108
12-31-07	0.52	11.20	8.76	0.54		0.54		0.54		5.80		415,035	104
12-31-06	0.04	10.80	8.42	0.54		0.54		0.54		6.39		359,888	140
12-31-05	0.23	10.00	1.09	0.54		0.54		0.54		3.50		302,941	216
Class S
06-30-10	—	11.13	6.00	0.79		0.77	†	0.77	†	6.80	†	100,823	64
12-31-09	0.36	10.50	21.85	0.79		0.76		0.76		5.04		97,596	136
12-31-08	0.58	8.92	(16.10)	0.79		0.75	†	0.75	†	4.53	†	88,592	108
12-31-07	0.49	11.21	8.50	0.79		0.75		0.75		5.61		83,977	104
12-31-06	0.01	10.81	8.33	0.79		0.75		0.75		6.20		56,054	140
12-31-05	0.20	9.99	0.84	0.79		0.75		0.75		3.14		60,478	216
Class S2
03-08-10(4)-06-30-10	—	11.06	2.98	1.04		0.92	†	0.92	†	6.04	†	3	64
ING PIMCO Total Return Portfolio
Class ADV
06-30-10	—	12.05	5.15	1.10		1.09		1.09		1.77		129,249	210
12-31-09	0.76	11.46	12.32	1.13		1.12		1.12		3.10		93,043	737
12-31-08	0.69	10.91	(0.54)	1.16		1.15		1.15		4.04		44,599	872
12-31-07	0.36	11.66	9.25	1.21	(b)	1.21	(b)	1.21	(b)	3.98	(b)	33,445	863
12-31-06	0.17	11.03	3.71	1.27	(b)	1.27	(b)	1.27	(b)	3.36	(b)	25,603	826
12-31-05	0.30	10.81	1.80	1.35		1.35		1.35		2.54		23,018	926

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital

Year or period ended	($)	($)		($)	($)	($)	($)	($)
ING PIMCO Total Return Portfolio (continued)
Class I
06-30-10	11.67	0.13	•	0.50	0.63	—	—	—
12-31-09	11.08	0.42	•	0.97	1.39	0.39	0.41	—
12-31-08	11.81	0.53	•	(0.54)	(0.01)	0.55	0.17	—
12-31-07	11.16	0.51	•	0.55	1.06	0.41	—	—
12-31-06	10.92	0.42	•	0.03	0.45	0.21	—	—
12-31-05	11.00	0.34	•	(0.08)	0.26	0.20	0.14	—
Class S
06-30-10	11.58	0.12	•	0.49	0.61	—	—	—
12-31-09	11.01	0.39	•	0.96	1.35	0.37	0.41	—
12-31-08	11.75	0.49	•	(0.52)	(0.03)	0.54	0.17	—
12-31-07	11.11	0.48	•	0.55	1.03	0.39	—	—
12-31-06	10.87	0.39	•	0.04	0.43	0.19	—	—
12-31-05	10.96	0.30	•	(0.07)	0.23	0.18	0.14	—
Class S2
06-30-10	11.44	0.10	•	0.50	0.60	—	—	—
02-27-09(4)-12-31-09	10.55	0.35	•	1.34	1.69	0.39	0.41	—
ING Pioneer High Yield Portfolio
Class ADV
06-30-10	10.01	0.28		(0.18)	0.10	0.29	—	—
12-31-09	6.51	0.58	•	3.52	4.10	0.60	—	—
12-31-08	10.23	0.66		(3.50)	(2.84)	0.65	0.23	—
12-31-07	10.22	0.54	•	0.01	0.55	0.54	—	—
01-20-06(4)-12-31-06	9.99	0.47	•	0.30	0.77	0.51	0.03	—
Class I
06-30-10	10.05	0.32		(0.19)	0.13	0.32	—	—
12-31-09	6.52	0.67	•	3.49	4.16	0.63	—	—
12-31-08	10.25	0.74	•	(3.54)	(2.80)	0.70	0.23	—
12-31-07	10.22	0.59	•	0.03	0.62	0.59	—	—
01-03-06(4)-12-31-06	10.00	0.57	•	0.23	0.80	0.55	0.03	—
Class S
06-30-10	10.04	0.31		(0.20)	0.11	0.30	—	—
12-31-09	6.52	0.61	•	3.52	4.13	0.61	—	—
12-31-08	10.25	0.67	•	(3.49)	(2.82)	0.68	0.23	—
12-31-07	10.22	0.57	•	0.03	0.60	0.57	—	—
01-20-06(4)-12-31-06	9.99	0.54	•	0.24	0.78	0.52	0.03	—
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
Class ADV
06-30-10	6.46	(0.01)		(0.18)	(0.19)	—	—	—
12-31-09	4.44	(0.00	)*	2.02	2.02	0.00 *	—	—
12-31-08	9.22	(0.02)		(3.48)	(3.50)	—	1.28	—
12-31-07	8.99	(0.03)		1.14	1.11	—	0.88	—
12-31-06	8.47	(0.03)		0.74	0.71	—	0.19	—
12-31-05	7.94	(0.05)		0.72	0.67	—	0.14	—
Class I
06-30-10	6.71	0.01		(0.19)	(0.18)	—	—	—
12-31-09	4.60	0.03		2.10	2.13	0.02	—	—
12-31-08	9.52	0.02		(3.63)	(3.61)	0.03	1.28	—
12-31-07	9.22	0.02		1.18	1.20	0.02	0.88	—
12-31-06	8.65	0.02		0.74	0.76	—	0.19	—
12-31-05	8.06	(0.00	)*	0.73	0.73	—	0.14	—

					Ratios to average net assets								Supplemental data
	Total distributions	Net asset value, end of year or period	Total Return(1)		Expenses before reductions/additions(2)(3)		Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)	(%)		(%)		(%)		(%)		(%)		($000's)	(%)
ING PIMCO Total Return Portfolio (continued)
Class I
06-30-10	—	12.30	5.40		0.60		0.59		0.59		2.24		511,685	210
12-31-09	0.80	11.67	12.89		0.63		0.62		0.62		3.67		430,220	737
12-31-08	0.72	11.08	(0.04)		0.66		0.65		0.65		4.55		265,311	872
12-31-07	0.41	11.81	9.79		0.71	(b)	0.71	(b)	0.71	(b)	4.49	(b)	320,725	863
12-31-06	0.21	11.16	4.21		0.77	(b)	0.77	(b)	0.77	(b)	3.86	(b)	213,734	826
12-31-05	0.34	10.92	2.36		0.85		0.85		0.85		3.07		176,607	926
Class S
06-30-10	—	12.19	5.27		0.85		0.84		0.84		1.99		432,913	210
12-31-09	0.78	11.58	12.62		0.88		0.87		0.87		3.42		352,984	737
12-31-08	0.71	11.01	(0.28)		0.91		0.90		0.90		4.30		192,259	872
12-31-07	0.39	11.75	9.51		0.96	(b)	0.96	(b)	0.96	(b)	4.23	(b)	122,274	863
12-31-06	0.19	11.11	4.00		1.02	(b)	1.02	(b)	1.02	(b)	3.61	(b)	93,487	826
12-31-05	0.32	10.87	2.08		1.10		1.10		1.10		2.73		83,782	926
Class S2
06-30-10	—	12.04	5.24		1.10		0.99		0.99		1.86		261	210
02-27-09(4)-12-31-09	0.80	11.44	16.38		1.13		1.02		1.02		3.67		3	737
ING Pioneer High Yield Portfolio
Class ADV
06-30-10	0.29	9.82	0.95		1.26		1.22	†	1.22	†	5.72	†	47	14
12-31-09	0.60	10.01	65.71		1.28		1.22	†	1.21	†	6.91	†	30	53
12-31-08	0.88	6.51	(29.60	)(c)	1.24		1.23	†	1.23	†	7.25	†	773	38
12-31-07	0.54	10.23	5.43		1.28		1.27		1.27		5.22		1,018	68
01-20-06(4)-12-31-06	0.54	10.22	7.98		1.30		1.23		1.23		4.97		510	20
Class I
06-30-10	0.32	9.86	1.20		0.76		0.72	†	0.72	†	6.22	†	86,612	14
12-31-09	0.63	10.05	66.75		0.78		0.72	†	0.71	†	8.88	†	92,714	53
12-31-08	0.93	6.52	(29.27	)(c)	0.74		0.73	†	0.72	†	8.82	†	279,168	38
12-31-07	0.59	10.25	6.15		0.78		0.77		0.77		5.67		105,105	68
01-03-06(4)-12-31-06	0.58	10.22	8.24		0.80		0.73		0.73		5.70		119,959	20
Class S
06-30-10	0.30	9.85	1.08		1.01		0.97	†	0.97	†	5.98	†	2,547	14
12-31-09	0.61	10.04	66.30		1.03		0.97	†	0.96	†	7.50	†	2,995	53
12-31-08	0.91	6.52	(29.45	)(c)	0.99		0.98	†	0.98	†	7.32	†	2,170	38
12-31-07	0.57	10.25	5.89		1.03		1.02		1.02		5.43		5,899	68
01-20-06(4)-12-31-06	0.55	10.22	8.01		1.05		0.98		0.98		5.43		8,280	20
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
Class ADV
06-30-10	—	6.27	(2.94)		1.16		1.16		1.16		(0.26)		25,033	13
12-31-09	—	6.46	45.55		1.16		1.16		1.16		(0.01)		24,468	27
12-31-08	1.28	4.44	(43.35)		1.16		1.16		1.16		(0.25)		15,401	28
12-31-07	0.88	9.22	12.71		1.16		1.15		1.15		(0.31)		40,695	31
12-31-06	0.19	8.99	8.70		1.16		1.15		1.15		(0.23)		48,165	37
12-31-05	0.14	8.47	8.64		1.16		1.15		1.15		(0.54)		69,686	94
Class I
06-30-10	—	6.53	(2.68)		0.66		0.66		0.66		0.24		607,098	13
12-31-09	0.02	6.71	46.41		0.66		0.66		0.66		0.48		659,322	27
12-31-08	1.31	4.60	(43.15)		0.66		0.66		0.66		0.26		487,968	28
12-31-07	0.90	9.52	13.39		0.66		0.66		0.66		0.18		995,471	31
12-31-06	0.19	9.22	9.10		0.66		0.66		0.66		0.19		1,067,515	37
12-31-05	0.14	8.65	9.26		0.66		0.66		0.66		(0.04)		1,131,231	94

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital

Year or period ended	($)	($)		($)	($)	($)		($)	($)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio (continued)
Class S
06-30-10	6.60	(0.00	)*	(0.18)	(0.18)	—		—	—
12-31-09	4.53	0.01		2.07	2.08	0.01		—	—
12-31-08	9.37	(0.00	)*	(3.56)	(3.56)	0.00	*	1.28	—
12-31-07	9.10	(0.01)		1.16	1.15	—		0.88	—
12-31-06	8.55	(0.01)		0.75	0.74	—		0.19	—
12-31-05	7.99	(0.03)		0.73	0.70	—		0.14	—
Class S2
06-30-10	6.45	(0.01)		(0.17)	(0.18)	—		—	—
02-27-09(4)-12-31-09	3.94	0.01		2.51	2.52	0.01		—	—
ING T. Rowe Price Growth Equity Portfolio
Class ADV
06-30-10	45.97	(0.11)		(3.68)	(3.79)	—		—	—
12-31-09	32.31	(0.10)		13.76	13.66	—		—	—
12-31-08	60.78	(0.04	)•	(24.38)	(24.42)	0.08		3.92	0.05
12-31-07	58.37	0.03	•	5.34	5.37	0.03		2.93	—
12-31-06	51.87	0.05		6.54	6.59	—		0.09	—
12-31-05	49.14	(0.06	)•	2.84	2.78	—		0.05	—
Class I
06-30-10	46.65	(0.00	)*	(3.74)	(3.74)	—		—	—
12-31-09	32.68	0.09	•	13.95	14.04	0.07		—	—
12-31-08	61.89	0.26		(24.86)	(24.60)	0.64		3.92	0.05
12-31-07	59.36	0.32		5.45	5.77	0.31		2.93	—
12-31-06	52.62	0.33	•	6.64	6.97	0.14		0.09	—
12-31-05	49.81	0.19	•	2.87	3.06	0.25		—	—
Class S
06-30-10	46.27	(0.06)		(3.70)	(3.76)	—		—	—
12-31-09	32.45	(0.01)		13.83	13.82	0.00	*	—	—
12-31-08	61.35	0.07	•	(24.56)	(24.49)	0.44		3.92	0.05
12-31-07	58.85	0.15	•	5.41	5.56	0.13		2.93	—
12-31-06	52.16	0.28	•	6.50	6.78	—		0.09	—
12-31-05	49.48	0.06	•	2.85	2.91	—		0.23	—
Class S2
06-30-10	45.99	(0.09)		(3.68)	(3.77)	—		—	—
02-27-09(4)-12-31-09	29.76	(0.05)		16.28	16.23	—		—	—
ING Templeton Foreign Equity Portfolio
Class ADV
06-30-10	10.36	0.12	•	(1.37)	(1.25)	—		—	—
12-31-09	7.84	0.14		2.38	2.52	—		—	—
12-31-08	13.65	0.23	•	(5.81)	(5.58)	0.23		—	—
12-31-07	12.03	0.18	•	1.68	1.86	0.13		0.11	—
12-20-06(4)-12-31-06	12.09	0.00	*	0.08	0.08	0.13		0.01	—
Class I
06-30-10	10.40	0.15	•	(1.37)	(1.22)	—		—	—
12-31-09	7.83	0.20	•	2.37	2.57	—		—	—
12-31-08	13.66	0.29	•	(5.85)	(5.56)	0.27		—	—
12-31-07	12.03	0.24	•	1.63	1.87	0.13		0.11	—
01-03-06(4)-12-31-06	10.00	0.27		1.90	2.17	0.13		0.01	—
Class S
06-30-10	10.36	0.13		(1.36)	(1.23)	—		—	—
12-31-09	7.81	0.14		2.41	2.55	—		—	—
12-31-08	13.63	0.28	•	(5.87)	(5.59)	0.23		—	—
12-31-07	12.01	0.20	•	1.63	1.83	0.10		0.11	—
01-12-06(4)-12-31-06	10.02	0.17	•	1.95	2.12	0.12		0.01	—
Class S2
06-30-10	10.37	0.12		(1.36)	(1.24)	—		—	—
02-27-09(4)-12-31-09	6.31	0.14		3.92	4.06	—		—	—

				Ratios to average net assets				Supplemental data
	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio (continued)
Class S
06-30-10	—	6.42	(2.73)	0.91	0.91	0.91	(0.01)	18,689	13
12-31-09	0.01	6.60	46.00	0.91	0.91	0.91	0.25	20,494	27
12-31-08	1.28	4.53	(43.27)	0.91	0.91	0.91	0.03	9,009	28
12-31-07	0.88	9.37	13.01	0.91	0.91	0.91	(0.07)	13,319	31
12-31-06	0.19	9.10	8.97	0.91	0.91	0.91	(0.07)	10,100	37
12-31-05	0.14	8.55	8.96	0.91	0.91	0.91	(0.30)	21,871	94
Class S2
06-30-10	—	6.27	(2.79)	1.16	1.06	1.06	(0.16)	5	13
02-27-09(4)-12-31-09	0.01	6.45	63.88	1.16	1.06	1.06	0.09	5	27
ING T. Rowe Price Growth Equity Portfolio
Class ADV
06-30-10	—	42.18	(8.24)	1.25	1.25	1.25	(0.52)	76,338	22
12-31-09	—	45.97	42.28	1.25	1.25	1.25	(0.27)	73,747	64
12-31-08	4.05	32.31	(42.51)	1.25	1.24	1.24	(0.09)	49,551	54
12-31-07	2.96	60.78	9.36	1.25	1.24	1.24	0.05	103,588	58
12-31-06	0.09	58.37	12.73	1.25	1.25	1.25	0.11	105,821	43
12-31-05	0.05	51.87	5.66	1.25	1.25	1.25	(0.12)	86,781	41
Class I
06-30-10	—	42.91	(8.02)	0.75	0.75	0.75	(0.02)	674,569	22
12-31-09	0.07	46.65	42.96	0.75	0.75	0.75	0.24	758,453	64
12-31-08	4.61	32.68	(42.21)	0.75	0.74	0.74	0.42	745,790	54
12-31-07	3.24	61.89	9.91	0.75	0.74	0.74	0.55	1,442,336	58
12-31-06	0.23	59.36	13.30	0.75	0.75	0.75	0.60	1,271,481	43
12-31-05	0.25	52.62	6.17	0.75	0.75	0.75	0.38	898,102	41
Class S
06-30-10	—	42.51	(8.13)	1.00	1.00	1.00	(0.27)	130,041	22
12-31-09	—	46.27	42.60	1.00	1.00	1.00	(0.03)	152,008	64
12-31-08	4.41	32.45	(42.35)	1.00	0.99	0.99	0.15	69,896	54
12-31-07	3.06	61.35	9.62	1.00	0.99	0.99	0.25	101,503	58
12-31-06	0.09	58.85	13.03	1.00	1.00	1.00	0.51	37,306	43
12-31-05	0.23	52.16	5.92	1.00	1.00	1.00	0.12	163,188	41
Class S2
06-30-10	—	42.22	(8.20)	1.25	1.15	1.15	(0.43)	4	22
02-27-09(4)-12-31-09	—	45.99	54.54	1.25	1.15	1.15	(0.16)	5	64
ING Templeton Foreign Equity Portfolio
Class ADV
06-30-10	—	9.11	(12.07)	1.47	1.47	1.47	2.37	10,327	7
12-31-09	—	10.36	32.14	1.47	1.47	1.47	1.63	11,334	27
12-31-08	0.23	7.84	(40.88)	1.46	1.47	1.47	2.22	9,418	11
12-31-07	0.24	13.65	15.42	1.49	1.48	1.48	1.40	1	20
12-20-06(4)-12-31-06	0.14	12.03	0.66	1.74	1.48	1.48	0.00 *	1	5
Class I
06-30-10	—	9.18	(11.73)	0.97	0.97	0.97	2.95	261,722	7
12-31-09	—	10.40	32.82	0.97	0.97	0.97	2.42	273,992	27
12-31-08	0.27	7.83	(40.72)	0.96	0.97	0.97	2.77	405,874	11
12-31-07	0.24	13.66	15.50	0.99	0.98	0.98	1.85	46,781	20
01-03-06(4)-12-31-06	0.14	12.03	21.70	1.24	0.98	0.98	2.53	10,991	5
Class S
06-30-10	—	9.13	(11.87)	1.22	1.22	1.22	2.67	226,690	7
12-31-09	—	10.36	32.65	1.22	1.22	1.22	1.81	254,180	27
12-31-08	0.23	7.81	(40.97)	1.21	1.22	1.22	2.56	167,638	11
12-31-07	0.21	13.63	15.23	1.24	1.23	1.23	1.49	131,882	20
01-12-06(4)-12-31-06	0.13	12.01	21.14	1.49	1.23	1.23	1.57	36,200	5
Class S2
06-30-10	—	9.13	(11.96)	1.47	1.37	1.37	2.46	4	7
02-27-09(4)-12-31-09	—	10.37	64.34	1.47	1.37	1.37	1.93	5	27

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital

Year or period ended	($)	($)		($)	($)	($)	($)	($)
ING Thornburg Value Portfolio
Class ADV
06-30-10	28.55	0.06	•	(2.44)	(2.38)	—	—	—
12-31-09	19.96	0.34	•	8.42	8.76	0.17	—	—
12-31-08	33.36	0.18		(13.52)	(13.34)	0.06	—	—
12-31-07	31.38	0.18	•	1.93	2.11	0.13	—	—
12-31-06	27.03	0.05	•	4.34	4.39	0.04	—	—
12-31-05	26.86	(0.02	)•	0.29	0.27	0.10	—	—
Class I
06-30-10	29.18	0.14	•	(2.52)	(2.38)	—	—	—
12-31-09	20.38	0.42	•	8.67	9.09	0.29	—	—
12-31-08	34.00	0.32	•	(13.79)	(13.47)	0.15	—	—
12-31-07	31.85	0.28		2.02	2.30	0.15	—	—
12-31-06	27.40	0.15	•	4.44	4.59	0.14	—	—
12-31-05	27.20	0.11	•	0.31	0.42	0.22	—	—
Class S
06-30-10	29.01	0.10	•	(2.49)	(2.39)	—	—	—
12-31-09	20.26	0.40	•	8.56	8.96	0.21	—	—
12-31-08	33.75	0.30		(13.76)	(13.46)	0.03	—	—
12-31-07	31.68	0.19	•	2.03	2.22	0.15	—	—
12-31-06	27.24	0.36	•	4.14	4.50	0.06	—	—
12-31-05	27.04	0.05	•	0.28	0.33	0.13	—	—
Class S2
03-08-10(4)-06-30-10	29.58	0.01	•	(3.42)	(3.41)	—	—	—
ING UBS U.S. Large Cap Equity Portfolio
Class ADV
06-30-10	7.95	0.01		(0.68)	(0.67)	—	—	—
12-31-09	6.12	0.04		1.86	1.90	0.07	—	—
12-31-08	10.40	0.08		(4.23)	(4.15)	0.13	—	—
12-31-07	10.40	0.06	•	0.01	0.07	0.07	—	—
12-31-06	9.19	0.06	•	1.22	1.28	0.07	—	—
12-31-05	8.52	0.03	•	0.70	0.73	0.06	—	—
Class I
06-30-10	8.06	0.04		(0.69)	(0.65)	—	—	—
12-31-09	6.20	0.12		1.85	1.97	0.11	—	—
12-31-08	10.61	0.13	•	(4.32)	(4.19)	0.22	—	—
12-31-07	10.56	0.11		0.02	0.13	0.08	—	—
12-31-06	9.30	0.09		1.25	1.34	0.08	—	—
12-31-05	8.58	0.08	•	0.72	0.80	0.08	—	—
Class S
06-30-10	8.00	0.03		(0.69)	(0.66)	—	—	—
12-31-09	6.15	0.06		1.88	1.94	0.09	—	—
12-31-08	10.48	0.10	•	(4.27)	(4.17)	0.16	—	—
12-31-07	10.45	0.08	•	0.02	0.10	0.07	—	—
12-31-06	9.21	0.08	•	1.23	1.31	0.07	—	—
12-31-05	8.52	0.06	•	0.70	0.76	0.07	—	—
ING Van Kampen Comstock Portfolio
Class ADV
06-30-10	8.92	0.05		(0.62)	(0.57)	—	—	—
12-31-09	7.09	0.09		1.91	2.00	0.17	—	—
12-31-08	12.34	0.17	•	(4.47)	(4.30)	0.30	0.65	—
12-31-07	13.17	0.17	•	(0.48)	(0.31)	0.16	0.36	—
12-31-06	12.08	0.18	•	1.62	1.80	0.09	0.62	—
12-31-05	12.22	0.13	•	0.24	0.37	0.04	0.47	—

				Ratios to average net assets							Supplemental data
	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING Thornburg Value Portfolio
Class ADV
06-30-10	—	26.17	(8.34)	1.40	1.40	†	1.39	†	0.42	†	11,305	48
12-31-09	0.17	28.55	43.99	1.40	1.40	†	1.39	†	1.40	†	7,417	100
12-31-08	0.06	19.96	(40.04)	1.40	1.40	†	1.40	†	0.53	†	2,281	77
12-31-07	0.13	33.36	6.73	1.40	1.40		1.40		0.54		4,196	88
12-31-06	0.04	31.38	16.26	1.40	1.40		1.40		0.18		673	171
12-31-05	0.10	27.03	1.03	1.40	1.40		1.40		(0.08)		214	95
Class I
06-30-10	—	26.80	(8.16)	0.90	0.90	†	0.89	†	0.95	†	256,973	48
12-31-09	0.29	29.18	44.77	0.90	0.90	†	0.89	†	1.79	†	222,957	100
12-31-08	0.15	20.38	(39.75)	0.90	0.90	†	0.90	†	1.16	†	256,369	77
12-31-07	0.15	34.00	7.24	0.90	0.90		0.90		0.92		216,408	88
12-31-06	0.14	31.85	16.84	0.90	0.90		0.90		0.51		186,115	171
12-31-05	0.22	27.40	1.56	0.90	0.90		0.90		0.43		191,985	95
Class S
06-30-10	—	26.62	(8.24)	1.15	1.15	†	1.14	†	0.69	†	16,068	48
12-31-09	0.21	29.01	44.36	1.15	1.15	†	1.14	†	1.68	†	14,251	100
12-31-08	0.03	20.26	(39.90)	1.15	1.15	†	1.15	†	0.78	†	6,604	77
12-31-07	0.15	33.75	7.00	1.15	1.15		1.15		0.56		13,719	88
12-31-06	0.06	31.68	16.57	1.15	1.15		1.15		1.19		6,795	171
12-31-05	0.13	27.24	1.25	1.15	1.15		1.15		0.18		277	95
Class S2
03-08-10(4)-06-30-10	—	26.17	(11.53)	1.40	1.30	†	1.29	†	0.10	†	3	48
ING UBS U.S. Large Cap Equity Portfolio
Class ADV
06-30-10	—	7.28	(8.43)	1.35	1.35	†	1.34	†	0.38	†	7,403	28
12-31-09	0.07	7.95	31.14	1.35	1.35	†	1.31	†	0.51	†	7,438	73
12-31-08	0.13	6.12	(40.07)	1.35	1.35	†	1.33	†	0.92	†	6,041	65
12-31-07	0.07	10.40	0.65	1.35	1.35		1.34		0.52		10,494	48
12-31-06	0.07	10.40	14.05	1.35	1.35		1.34		0.58		4,033	39
12-31-05	0.06	9.19	8.67	1.35	1.35		1.35		0.37		426	51
Class I
06-30-10	—	7.41	(8.06)	0.85	0.85	†	0.84	†	0.88	†	130,605	28
12-31-09	0.11	8.06	31.76	0.85	0.85	†	0.81	†	1.08	†	155,093	73
12-31-08	0.22	6.20	(39.76)	0.85	0.85	†	0.83	†	1.43	†	235,657	65
12-31-07	0.08	10.61	1.18	0.85	0.85		0.84		1.02		365,084	48
12-31-06	0.08	10.56	14.51	0.85	0.85		0.84		0.99		355,204	39
12-31-05	0.08	9.30	9.38	0.85	0.85		0.85		0.92		270,692	51
Class S
06-30-10	—	7.34	(8.25)	1.10	1.10	†	1.09	†	0.63	†	16,752	28
12-31-09	0.09	8.00	31.56	1.10	1.10	†	1.06	†	0.75	†	19,846	73
12-31-08	0.16	6.15	(40.00)	1.10	1.10	†	1.08	†	1.13	†	19,357	65
12-31-07	0.07	10.48	0.93	1.10	1.10		1.09		0.75		45,303	48
12-31-06	0.07	10.45	14.32	1.10	1.10		1.09		0.79		28,207	39
12-31-05	0.07	9.21	8.99	1.10	1.10		1.10		0.64		9,667	51
ING Van Kampen Comstock Portfolio
Class ADV
06-30-10	—	8.35	(6.39)	1.35	1.31	†	1.31	†	0.98	†	14,714	13
12-31-09	0.17	8.92	28.22	1.35	1.31		1.31		1.16		16,306	27
12-31-08	0.95	7.09	(36.64)	1.35	1.31		1.31		1.66		13,778	47
12-31-07	0.52	12.34	(2.51)	1.35	1.34		1.34		1.27		40,111	26
12-31-06	0.71	13.17	15.57	1.38	1.34		1.34		1.42		37,431	27
12-31-05	0.51	12.08	3.20	1.45	1.37		1.37		1.06		25,455	27

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital

Year or period ended	($)	($)		($)	($)	($)	($)	($)
ING Van Kampen Comstock Portfolio (continued)
Class I
06-30-10	8.97	0.07		(0.63)	(0.56)	—	—	—
12-31-09	7.12	0.13	•	1.93	2.06	0.21	—	—
12-31-08	12.55	0.23		(4.55)	(4.32)	0.46	0.65	—
12-31-07	13.37	0.24		(0.49)	(0.25)	0.21	0.36	—
12-31-06	12.22	0.24	•	1.66	1.90	0.13	0.62	—
12-31-05	12.33	0.19	•	0.24	0.43	0.08	0.46	—
Class S
06-30-10	8.96	0.06		(0.62)	(0.56)	—	—	—
12-31-09	7.12	0.11		1.92	2.03	0.19	—	—
12-31-08	12.49	0.21		(4.53)	(4.32)	0.40	0.65	—
12-31-07	13.30	0.21		(0.49)	(0.28)	0.17	0.36	—
12-31-06	12.16	0.21	•	1.64	1.85	0.09	0.62	—
12-31-05	12.29	0.16	•	0.24	0.40	0.07	0.46	—
ING Van Kampen Equity and Income Portfolio
Class ADV
06-30-10	30.64	0.26		(1.75)	(1.49)	—	—	—
12-31-09	25.44	0.44	•	5.17	5.61	0.41	—	—
12-31-08	37.09	0.71	•	(9.08)	(8.37)	1.37	1.91	—
12-31-07	37.82	0.74	•	0.41	1.15	0.78	1.10	—
12-31-06	35.55	0.72	•	3.43	4.15	0.59	1.29	—
12-31-05	33.11	0.53	•	1.95	2.48	0.01	0.03	—
Class I
06-30-10	31.03	0.34	•	(1.77)	(1.43)	—	—	—
12-31-09	25.75	0.59	•	5.25	5.84	0.56	—	—
12-31-08	37.76	1.03		(9.38)	(8.35)	1.75	1.91	—
12-31-07	38.47	0.95	•	0.41	1.36	0.97	1.10	—
12-31-06	36.09	0.92	•	3.48	4.40	0.73	1.29	—
12-31-05	33.47	0.73	•	1.95	2.68	0.03	0.03	—
Class S
06-30-10	30.81	0.29		(1.74)	(1.45)	—	—	—
12-31-09	25.58	0.51	•	5.21	5.72	0.49	—	—
12-31-08	37.50	0.79	•	(9.16)	(8.37)	1.64	1.91	—
12-31-07	38.24	0.83	•	0.42	1.25	0.89	1.10	—
12-31-06	35.93	0.82	•	3.47	4.29	0.69	1.29	—
12-31-05	33.37	0.63	•	1.96	2.59	—	0.03	—
Class S2
06-30-10	30.62	0.71	•	(2.18)	(1.47)	—	—	—
02-27-09(4)-12-31-09	22.18	0.33		8.58	8.91	0.47	—	—

				Ratios to average net assets							Supplemental data
	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments, if any(2)(3)		Expenses net of all reductions/additions(2)(3)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
ING Van Kampen Comstock Portfolio (continued)
Class I
06-30-10	—	8.41	(6.24)	0.85	0.81	†	0.81	†	1.48	†	43,099	13
12-31-09	0.21	8.97	28.92	0.85	0.81		0.81		1.78		50,240	27
12-31-08	1.11	7.12	(36.36)	0.85	0.81		0.81		2.20		357,863	47
12-31-07	0.57	12.55	(2.04)	0.85	0.84		0.84		1.78		608,951	26
12-31-06	0.75	13.37	16.19	0.88	0.84		0.84		1.91		634,470	27
12-31-05	0.54	12.22	3.74	0.95	0.87		0.87		1.57		133,987	27
Class S
06-30-10	—	8.40	(6.25)	1.10	1.06	†	1.06	†	1.24	†	223,206	13
12-31-09	0.19	8.96	28.53	1.10	1.06		1.06		1.42		237,588	27
12-31-08	1.05	7.12	(36.48)	1.10	1.06		1.06		1.95		197,126	47
12-31-07	0.53	12.49	(2.28)	1.10	1.09		1.09		1.52		342,155	26
12-31-06	0.71	13.30	15.86	1.13	1.09		1.09		1.67		358,431	27
12-31-05	0.53	12.16	3.47	1.20	1.12		1.12		1.31		537,092	27
ING Van Kampen Equity and Income Portfolio
Class ADV
06-30-10	—	29.15	(4.86)	1.15	1.15	†	1.15	†	1.65	†	9,757	22
12-31-09	0.41	30.64	22.06	1.13	1.13	†	1.12	†	1.66	†	10,735	74
12-31-08	3.28	25.44	(23.76)	1.07	1.07		1.07		2.21		10,334	111
12-31-07	1.88	37.09	3.06	1.07	1.07		1.07		1.92		14,242	89
12-31-06	1.88	37.82	12.12	1.07	1.07		1.07		1.98		18,385	57
12-31-05	0.04	35.55	7.49	1.07	1.07		1.07		1.56		14,307	125
Class I
06-30-10	—	29.60	(4.61)	0.65	0.65	†	0.65	†	2.15	†	527,238	22
12-31-09	0.56	31.03	22.69	0.63	0.63	†	0.62	†	2.16	†	572,527	74
12-31-08	3.66	25.75	(23.38)	0.57	0.57		0.57		2.70		516,378	111
12-31-07	2.07	37.76	3.56	0.57	0.57		0.57		2.42		811,810	89
12-31-06	2.02	38.47	12.67	0.57	0.57		0.57		2.49		925,305	57
12-31-05	0.06	36.09	8.02	0.57	0.57		0.57		2.10		847,997	125
Class S
06-30-10	—	29.36	(4.71)	0.90	0.90	†	0.90	†	1.91	†	212,903	22
12-31-09	0.49	30.81	22.37	0.88	0.88	†	0.87	†	1.91	†	217,798	74
12-31-08	3.55	25.58	(23.56)	0.82	0.82		0.82		2.49		193,142	111
12-31-07	1.99	37.50	3.29	0.82	0.82		0.82		2.16		133,013	89
12-31-06	1.98	38.24	12.40	0.82	0.82		0.82		2.25		88,409	57
12-31-05	0.03	35.93	7.77	0.82	0.82		0.82		1.84		59,793	125
Class S2
06-30-10	—	29.15	(4.80)	1.15	1.05	†	1.05	†	5.09	†	860	22
02-27-09(4)-12-31-09	0.47	30.62	40.18	1.13	1.03	†	1.02	†	1.65	†	4	74

(1)  Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

(3)  Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)  Commencement of operations.

•  Calculated using average number of shares outstanding throughout the period.

*  Amount is less than $0.005 or 0.005% or more than $(0.005).

†  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio (Note 4).

(a)  In 2005, there was no impact on total return from the gain realized on the disposal of investments made in violation of the Portfolio's investment restrictions.

(b)  Includes impact of interest expense on inverse floaters.

(c)  There was no impact on total return by the affiliate payment.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED)

NOTE 1 — ORGANIZATION

ING Partners, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act" or "Act"). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series (each, a "Portfolio" and collectively, the "Portfolios"), each of which has its own investment objective, policies and restrictions. The Company serves as an investment option in underlying variable insurance products offered by Directed Services LLC ("DSL" or the "Investment Adviser").

The Company currently consists of thirty-eight Portfolios of which eighteen diversified Portfolios are included in this report. The Portfolios are: ING American Century Small-Mid Cap Value Portfolio ("American Century Small-Mid Cap Value"), ING Baron Asset Portfolio ("Baron Asset"), ING Baron Small Cap Growth Portfolio ("Baron Small Cap Growth"), ING Columbia Small Cap Value Portfolio ("Columbia Small Cap Value"), ING Davis New York Venture Portfolio ("Davis New York Venture"), ING JPMorgan Mid Cap Value Portfolio ("JPMorgan Mid Cap Value"), ING Legg Mason ClearBridge Aggressive Growth Portfolio ("Legg Mason ClearBridge Aggressive Growth"), ING Oppenheimer Global Portfolio ("Oppenheimer Global"), ING Oppenheimer Global Strategic Income Portfolio ("Oppenheimer Global Strategic Income"), ING PIMCO Total Return Portfolio ("PIMCO Total Return"), ING Pioneer High Yield Portfolio ("Pioneer High Yield"), ING T. Rowe Price Diversified Mid Cap Growth Portfolio ("T. Rowe Price Diversified Mid Cap Growth"), ING T. Rowe Price Growth Equity Portfolio ("T. Rowe Price Growth Equity"), ING Templeton Foreign Equity Portfolio ("Templeton Foreign Equity"), ING Thornburg Value Portfolio ("Thornburg Value"), ING UBS U.S. Large Cap Equity Portfolio ("UBS U.S. Large Cap Equity"), ING Van Kampen Comstock Portfolio ("Van Kampen Comstock"), and ING Van Kampen Equity and Income Portfolio ("Van Kampen Equity and Income").

Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including custodial asset-based fees, legal and audit fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average net assets. Expenses directly attributable to a particular Portfolio (including advisory, administration, custodial transaction-based, registration, other professional, distribution and/or service fees, certain taxes, transfer agency out-of-pocket expenses, and offering costs) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Each Portfolio's shares may be offered to variable annuity and variable life insurance separate accounts, qualified pension and retirement plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolios and certain other investment management companies.

Directed Services LLC serves as the investment adviser ("DSL" or the "Investment Adviser") to the Portfolios. ING Funds Services, LLC serves as the administrator ("IFS" or the "Administrator") for the Portfolios. ING Investments Distributor, LLC (formerly, ING Funds Distributor, LLC) ("IID" or the "Distributor") serves as the principal underwriter to the Portfolios.

The Investment Adviser, IFS and IID are indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep"). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Adviser and its affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Portfolios and potential termination of the Portfolios' existing advisory agreement, which may trigger the need for shareholder approval of new agreements.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.  Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities acquired with more than 60 days to maturity are valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as yields, maturities, liquidity, ratings and traded prices in similar or identical securities. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Investments in open-end mutual funds are valued at net asset value. Investments in securities of sufficient credit quality, maturing in 60 days or less are valued at amortized cost which approximates fair value.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities, which are subject to limitations as to their sale) are valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Portfolios' Board of Directors ("Board"), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV may also be valued at their fair values, as defined by the Act, and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. All such fair valuations are made in accordance with valuation procedures of the Portfolios (the "Valuation Procedures") which have been approved by the Board. The valuation techniques applied in any specific instance are set forth in the Valuation Procedures and may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities. If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that a Portfolio's NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time a Portfolio determines its NAV. In such a case, a Portfolio will use the fair value of such securities as determined under a Portfolio's valuation procedures. Events after the close of trading on a foreign market that could require a Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security's fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Portfolio to determine that the

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

closing prices for one or more securities do not represent readily available reliable market value quotations at the time a Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio's NAV.

Fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and unobservable inputs, including the sub-adviser's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized costs, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios' investments under these levels of classification is included following the Portfolios of Investments. For the six months ended June 30, 2010, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities' current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gains, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of subchapter M of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

E.  Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios' tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

F.  Use of Estimates. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies. Actual results could differ from these estimates.

G.  Risk Exposures and the use of Derivative Instruments. The Portfolios' investment objectives permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Risks of Investing in Derivatives. A Portfolio's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio's International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements"). These agreements are with select counterparties and they govern transactions, including certain over-the-counter ("OTC") derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2010, the maximum amount of loss that American Century Small-Mid Cap Value, Oppenheimer Global Strategic Income and PIMCO Total Return would incur if the counterparties to its derivative transactions failed to perform would be $49,588, $3,509,889, and $6,888,665, respectively, which represents the gross payments to be received by the Portfolio's on open credit default swaps, interest rate swaps, forward foreign currency transactions, and purchased options were they to be unwound as of June 30, 2010. To reduce the amount of potential loss to PIMCO Total Return, various counterparties have posted $5,729,000 in cash collateral and $290,000 principal amount in U.S. Treasury Bills as collateral for open OTC transactions.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio's net assets and or a percentage decrease in a Portfolio's NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio's Master Agreements.

As of June 30, 2010, Oppenheimer Global Strategic and PIMCO Total Return had a net liability position of $4,924,542 and $3,070,029 on open credit default swaps, interest rate swaps, forward foreign currency contracts and written options with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2010, the Portfolio's could have been required to pay this amount in cash to its counterparties. As of June 30, 2010, there was no collateral posted by either Portfolio.

H.  Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the Portfolio of Investments.

For the six months ended June 30, 2010, certain Portfolios have entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolios used forward foreign currency contracts to enhance potential gain, hedge against anticipated currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the portfolio.

During the six months ended June 30, 2010, the following Portfolios had average contract amounts on forward foreign currency contracts to buy and sell as disclosed below:

	Buy	Sell
American Century Small-Mid Cap Value	$—	$1,297,183
Oppenheimer Global Strategic Income	137,388,611	138,583,712
PIMCO Total Return	25,439,364	45,869,870

I.  Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio's assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day.

The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio's Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

As of June 30, 2010, both Oppenheimer Global Strategic Income and PIMCO Total Return have posted $1,365,000 and $3,103,000 principal value in U.S. Treasury Bills with their respective brokers for open futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the six months ended June 30, 2010, certain Portfolios have both purchased and sold futures contracts on equity indices, bonds, and notes to increase and decrease exposure to both equity and interest rate risk. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where each Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of each Portfolios securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the six months ended June 30, 2010, the Portfolios had average market values on futures contracts purchased and sold as disclosed below:

	Purchased	Sold
Oppenheimer Global Strategic Income	$85,276,354	$34,946,040
PIMCO Total Return	617,434,174	—

J.  Securities Lending. Each Portfolio has the option to temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, the Portfolio has the right to use collateral to offset losses incurred. There would be

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

potential loss to the Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. A Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

K.  Illiquid and Restricted Securities. The Portfolios may not invest more than 15% of their net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolios to sell them promptly at an acceptable price. The Portfolios may also invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 ("1933 Act") or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as defined by the Act, determined under procedures approved by the Board.

L.  When-Issued and Delayed-Delivery Transactions. Certain Portfolios may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Portfolios' Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios' custodian sufficient to cover the purchase price.

M.  Mortgage Dollar Roll Transactions. Certain Portfolios may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. For fee based dollar roll transactions, the fee is recorded as income.

N.  Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

Certain Portfolios have purchased put options to increase exposure to both foreign exchange and interest rate risk.

Certain Portfolios have written put and call options on credit default swap indices, foreign currencies and interest rate swaps ("swaptions") to decrease

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

exposure to credit risk, foreign exchange risk and interest rate risk.

Please refer to Note 9 for the volume of both purchased and written option activity during the six months ended June 30, 2010.

O.  Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the "notional" amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio's Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Portfolio's Statements of Assets or Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio's Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio's Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer's credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk- related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio's Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2010, for which a Portfolio is seller of protection are disclosed following each Summary Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities

For the six months ended June 30, 2010, certain Portfolios have purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and to hedge against anticipated potential credit events.

For the six months ended June 30, 2010, certain Portfolios have sold credit protection through credit default swaps to gain exposure to the credit risk of individual securities and credit default indices that are either unavailable or considered to be less attractive in the bond market and to hedge against anticipated potential credit events.

For the six months ended June 30, 2010, Oppenheimer Global Strategic Income and PIMCO Total Return had average notional amounts of $5,480,000 and $31,333 on credit default swaps to buy protection and average notional amounts of $17,872,283 and $35,229,418 on credit default swaps to sell protection, respectively.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the six months ended June 30, 2010, certain Portfolios have entered into interest rate swaps in order to decrease exposure to interest rate risk. Since the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio enters into these swap agreements to help hedge against this risk and to maintain its ability to generate income at prevailing market rates.

During the six months ended June 30, 2010, PIMCO Total Return also entered into another form of an interest rate swap; an inflation floor. In an inflation floor, the Portfolio receives a premium and in return agrees to make payments to the counterparty to the extent that inflation falls below a specified rate, or "floor". If inflation rates do not fall below the specified floor, the Portfolio will keep the premium received from the counterparty. Risks involve the future fluctuations of inflation rates in which the

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Portfolio may make payments that are greater than the premiums received from the counterparty. Other risks include credit, liquidity and market risk.

For the six months ended June 30, 2010, Oppenheimer Global Strategic Income and PIMCO Total Return had an average notional amount of $41,650,497 and $124,515,366, respectively, on interest rate swaps.

Total Return Swap Contracts. A total return swap involves the agreement between counterparties to exchange periodic payments based on an asset (such as a basket of securities) or non-asset (such as an index) reference. The periodic payments or cash flows, are usually based on the non-asset reference versus the total return or the asset-based reference. The asset-based reference generally includes unrealized appreciation or depreciation and to the extent that the total return falls short of or exceeds the non-asset reference, a Portfolio will make or receive a payment to the counterparty. Risks of total return swaps include credit, liquidity and market risks.

Certain Portfolios have entered into total return swap contracts which are exposed to the market risk factor of the specific underlying financial instrument, or instruments. As of June 30, 2010, certain Portfolios have entered into total return swaps on various equity indexes to increase exposure to equity risk.

During the six months ended June 30, 2010, Oppenheimer Global Strategic Income has entered into total return swaps with an average notional amount of $1,447,716 on various securities or baskets of securities to increase exposure to equity risk.

Volatility Swap Contracts. A volatility swap is an agreement between counterparties to exchange periodic payments based on the measured volatility of a reference security, index, currency or other reference investment over a specified time frame. One cash flow is typically based on the volatility of the reference investment as measured by changes in its price or level while the other cash flow is based on an interest rate or the measured volatility of a different reference investment. The appreciation or depreciation on a volatility swap will typically depend on the magnitude of the reference investment's volatility, or size of the movement, rather than general directional increases or decreases in its price. Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment. Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Portfolio.

Oppenheimer Global Strategic Income has entered into volatility swaps to increase exposure to the volatility risk of foreign exchange risk. These types of volatility swaps require the Portfolio to pay the measured volatility and receive a fixed interest payment over the period of the contract. If the measured volatility of the related reference investment increases over the period, the swaps will depreciate in value. Conversely, if the measured volatility of the related reference investment decreases over the period, the swaps will appreciate in value.

Oppenheimer Global Strategic Income has entered into volatility swaps to decrease exposure to the volatility risk of foreign exchange risk. These types of volatility swaps require the Portfolio to pay a fixed interest payment and receive the measured volatility over the period of the contract. If the measured volatility of the related reference investment increases over the period, the swaps will appreciate in value. Conversely, if the measured volatility of the related reference investment decreases over the period, the swaps will depreciate in value.

During the six months ended June 30, 2010, the Portfolio averaged 26,800 contracts.

P.  Structured Products. Certain Portfolios invest in structured products which are specially-designed derivative investments whose principal payments or interest payments are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The terms and conditions of these products may be 'structured' by the purchaser (a Portfolio) and the borrower issuing the note. The market value of these products will increase or decrease based on the performance of the underlying asset or reference. A Portfolio records the net change in the market value of the structured product on the accompanying Statements of Operations as a change in unrealized appreciation or depreciation on investments. A Portfolio records a realized gain or loss on the Statements of Operations upon the sale or maturity of the structured product.

Q.  Event-Linked Bonds. Oppenheimer Global Strategic Income invests in event-linked bonds, which are fixed income securities for which the return of

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If the specific trigger event occurs prior to maturity of the event-linked bond, the Portfolio may lose all or a portion of its principal in addition to interest otherwise due from the bond. Event-linked bonds may expose the Portfolio to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. The Portfolio records the net change in the market value of the bonds on the accompanying Statements of Operations as a change in unrealized appreciation or depreciation on investments. The Portfolio records a realized gain or loss on the Statements of Operations upon the sale or maturity of the event-linked bond.

R.  Sale Commitments. Sale commitments involve commitments where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Portfolio will enter into sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of sale commitments are not received until the contractual settlement date. During the time a sale commitment is outstanding, a Portfolio will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, a Portfolio realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If a Portfolio delivers securities under the commitment, a Portfolio realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

S.  Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management believes the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2010, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities, were as follows:

Portfolio	Purchases	Sales
American Century Small-Mid Cap Value	$103,441,295	$70,874,841
Baron Asset	416,471	729,118
Baron Small Cap Growth	80,507,876	88,704,125
Columbia Small Cap Value	69,385,969	90,506,508
Davis New York Venture	45,612,514	51,176,582
JPMorgan Mid Cap Value	78,018,936	45,442,384
Legg Mason ClearBridge Aggressive Growth	—	12,511,667
Oppenheimer Global	132,114,181	190,034,549
Oppenheimer Global Strategic Income	215,082,723	201,105,912
PIMCO Total Return	375,911,139	250,141,378
Pioneer High Yield	12,845,699	19,885,271
T. Rowe Price Diversified Mid Cap Growth	88,629,846	126,863,181
T. Rowe Price Growth Equity	206,415,529	245,156,506
Templeton Foreign Equity	99,240,350	33,555,083
Thornburg Value	200,122,915	134,133,549
UBS U.S. Large Cap Equity	49,331,172	61,285,557
Van Kampen Comstock	38,129,580	41,566,711
Van Kampen Equity and Income	124,512,923	108,603,001

U.S. government securities not included above were as follows:

Portfolio	Purchases	Sales
Oppenheimer Global Strategic Income	$88,252,629	$82,897,252
PIMCO Total Return	1,254,100,410	1,086,448,690
Van Kampen Equity and Income	51,628,563	63,695,441

NOTE 4 — INVESTMENT ADVISORY AND ADMINISTRATIVE FEES

For its services, each Portfolio pays the Investment Adviser a monthly fee in arrears equal to the following as a percentage of each Portfolio's average daily net assets during the month:

Portfolio	Fee
American Century Small-Mid Cap Value	1.00%
Baron Asset	0.95% on the first $2 billion
0.90% on the next $1 billion
0.85% on the next $1 billion
0.80% on assets over $4 billion
Baron Small Cap Growth(1)	0.85% on the first $2 billion
0.80% on assets over $2 billion
Columbia Small Cap Value	0.75%
Davis New York Venture	0.80%
JPMorgan Mid Cap Value	0.75%
Legg Mason ClearBridge Aggressive Growth	0.70% on the first $500 million
0.65% on assets over $500 million

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT ADVISORY AND ADMINISTRATIVE FEES (continued)

Portfolio	Fee
Oppenheimer Global(1)	0.60% on the first $4 billion
0.58% on the next $4 billion
0.56% on assets over $8 billion
Oppenheimer Global Strategic Income(1)	0.50% on the first $4 billion
0.475% on the next $1 billion
0.45% on the next $1 billion
0.43% on assets over $6 billion
PIMCO Total Return	0.50%
Pioneer High Yield(1)	0.60% on the first $2 billion
0.50% on the next $1 billion
0.40% on the next $1 billion
0.30% on assets over $4 billion
T. Rowe Price Diversified Mid Cap Growth	0.64%
T. Rowe Price Growth Equity	0.60%
Templeton Foreign Equity	0.80% on the first $500 million
0.75% on assets over $500 million
Thornburg Value	0.65%
UBS U.S. Large Cap Equity	0.70% on the first $500 million
0.65% on assets over $500 million
Van Kampen Comstock	0.60%
Van Kampen Equity and Income	0.55%

(1) Effective January 1, 2010, the advisory fee breakpoints for purposes of calculating the advisory fee were modified.

DSL has contractually agreed to waive a portion of the advisory fee for American Century Small-Mid Cap Value, Columbia Small Cap Value, Davis New York Venture, PIMCO Total Return, T. Rowe Price Growth Equity and Van Kampen Comstock.

Waiver = 50% x (former sub-advisory fee minus new sub-advisory fee)

For the six months ended June 30, 2010, DSL waived $54,631, $—, $52,573, $47,307, $17,515 and $5,664 for American Century Small-Mid Cap Value, Columbia Small Cap Value, Davis New York Venture, PIMCO Total Return, T. Rowe Price Growth Equity and Van Kampen Comstock, respectively.

These waivers will continue through at least May 1, 2011. There is no guarantee that the waivers will continue after said dates. The waiver only renews at the election of DSL.

ING Portfolios are permitted to invest end-of-day cash balances into ING Institutional Prime Money Market Fund. Investment management fees paid by the Portfolios will be reduced by an amount equal to the management fees paid indirectly to the ING Institutional Prime Money Market Fund with respect to assets invested by the Portfolios. For the six months ended June 30, 2010, the Investment Adviser for American Century Small-Mid Cap Value, Baron Small Cap Growth, Columbia Small Cap Value, JPMorgan Mid Cap Value, Legg Mason ClearBridge Aggressive Growth, Oppenheimer Global, Oppenheimer Global Strategic Income, Pioneer High Yield, Thornburg Value, UBS U.S. Large Cap Equity, Van Kampen Comstock and Van Kampen Equity and Income waived $1,118, $15,936, $1,993, $3,264, $269, $6,980, $12,637, $490, $3,669, $615, $272 and $1,251 of such management fees, respectively. These fees are not subject to recoupment.

Oppenheimer Global Strategic Income may invest its assets in Oppenheimer Master Loan Fund. Oppenheimer Global Strategic Income's purchase of shares of Oppenheimer Master Loan Fund will result in Oppenheimer Global Strategic Income paying a proportionate share of the expenses of Oppenheimer Master Loan Fund. DSL will waive its management fee in an amount equal to the advisory fee received by the adviser of the Oppenheimer Master Loan Fund resulting from the Oppenheimer Global Strategic Income's investment into the Oppenheimer Master Loan Fund. For the six months ended June 30, 2010, the Investment Adviser waived $36,246 of such management fees. These fees are not subject to recoupment.

Effective June 1, 2009, Templeton Foreign Equity may invest its assets in Templeton Smaller Companies Fund. Templeton Foreign Equity's purchase of shares of Templeton Smaller Companies Fund will result in Templeton Foreign Equity paying a proportionate share of the expenses of Templeton Smaller Companies Fund. DSL will waive its management fee in an amount equal to the advisory fee received by the adviser of the Templeton Smaller Companies Fund resulting from the Templeton Foreign Equity's investment into the Templeton Smaller Companies Fund. There were no such waivers for the period ended June 30, 2010. These fees are not subject to recoupment.

The Company and DSL have entered into Portfolio Management Agreements with each sub-adviser. These sub-advisers provide investment advice for the various Portfolios and are paid by DSL based on the

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT ADVISORY AND ADMINISTRATIVE FEES (continued)

average daily net assets of the respective Portfolios. The sub-adviser of each of the Portfolios are as follows:

Portfolio	Sub-Adviser
American Century Small-Mid Cap Value	American Century Investment Management, Inc.

Baron Asset & Baron Small Cap Growth	BAMCO, Inc.

Columbia Small Cap Value	Columbia Management Advisors, LLC

Davis New York Venture	Davis Selected Advisers, L.P.

JPMorgan Mid Cap Value	J.P. Morgan Investment Management Inc.

Legg Mason ClearBridge Aggressive Growth	ClearBridge Advisors, LLC

Oppenheimer Global & Oppenheimer Global Strategic Income	Oppenheimer Funds, Inc.

PIMCO Total Return	Pacific Investment Management Company LLC

Pioneer High Yield	Pioneer Investment Management, Inc.

T. Rowe Price Diversified Mid Cap Growth & T. Rowe Price Growth Equity	T. Rowe Price Associates, Inc.

Templeton Foreign Equity	Templeton Investment Counsel, LLC

Thornburg Value	Thornburg Investment Management, Inc.

UBS U.S. Large Cap Equity	UBS Global Asset Management (Americas) Inc.

Van Kampen Comstock & Van Kampen Equity and Income	Invesco Advisers, Inc.

Under an Administrative Services Agreement, ING Funds Services, LLC (the "Administrator"), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for the following Portfolios' operations and is responsible for the supervision of other service providers. For its services, the Administrator is entitled to receive from each of the following Portfolios a fee at an annual rate based on the average daily net assets of each Portfolio as follows:

Portfolio	Fee
Baron Asset	0.10%
Columbia Small Cap Value	0.10%
Pioneer High Yield	0.10%
Templeton Foreign Equity	0.10%

In addition to providing all administrative services necessary for the Portfolios' operations, the administrator also assumes all ordinary recurring direct costs of the Portfolios below, such as custodian fees, director's fees, transfer agency fees and accounting fees. As compensation for these services, the Administrator receives a monthly fee from each Portfolio below at an annual rate based on the average daily net assets of each Portfolio as follows:

Portfolio	Fee
American Century Small-Mid Cap Value	0.25%
Baron Small Cap Growth	0.23%
Davis New York Venture	0.10%
JPMorgan Mid Cap Value	0.25%
Legg Mason ClearBridge Aggressive Growth	0.13%
Oppenheimer Global	0.06%
Oppenheimer Global Strategic Income	0.04%
PIMCO Total Return	0.25% on the first $250 million
0.10% on next $100 million
0.05% on next $100 million
0.03% on assets over $450 million
T. Rowe Price Diversified Mid Cap Growth	0.02%
T. Rowe Price Growth Equity	0.15%
Thornburg Value	0.25%
UBS U.S. Large Cap Equity	0.15%
Van Kampen Comstock	0.25% on the first $1.1 billion
0.20% on assets over $1.1 billion
Van Kampen Equity and Income	0.10%

In placing equity security transactions, each sub-adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, each sub-adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to a Portfolio) paid to the broker-dealers to pay certain expenses of a Portfolio. These commission recapture payments benefit the Portfolios and not the sub-adviser. Any amount credited to a Portfolio is recognized as brokerage commission recapture in the Statements of Operations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Company has adopted a plan of Distribution pursuant to Rule 12b-1 ("the Plan") for the Class ADV and Class S2 shares of each respective Portfolio. The Plan provides for a distribution fee, payable to the Distributor. The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance. Under the Plan, a Portfolio makes payments at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor has contractually agreed to waive a

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

portion of its fee equal to 0.10% of the average daily net assets attributable to the distribution fee paid by Class S2 of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. The expense waiver will continue through at least May 1, 2011.

Class ADV, Class S and Class S2 shares are further subject to a shareholder servicing fee payable to Shareholder Organizations pursuant to the Shareholder Servicing Plan adopted for Class ADV, Class S and Class S2 which shall not exceed an annual rate of 0.25% of the average daily net assets of each class, respectively. The Distributor has contractually agreed to waive all or a portion of the servicing fee for Baron Small Cap Growth so that total net operating expenses do not exceed 1.31% for Class S shares through May 1, 2011.

Fees paid to the Distributor and Shareholder Organizations by class during the six months ended June 30, 2010 are shown in the accompanying Statements of Operations.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2010, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (See Note 4):

Portfolio	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
American Century Small-Mid Cap Value	$108,463	$29,571	$19,618	$157,652
Baron Asset	11,117	759	1,807	13,683
Baron Small Cap Growth	494,602	134,631	107,605	736,838
Columbia Small Cap Value	120,574	16,123	31,023	167,720
Davis New York Venture	287,803	36,977	63,384	388,164
JPMorgan Mid Cap Value	165,103	55,122	37,341	257,566
Legg Mason ClearBridge Aggressive Growth	189,988	35,292	20,855	246,135
Oppenheimer Global	748,908	75,047	58,244	882,199
Oppenheimer Global Strategic Income	190,382	15,438	31,747	237,567
PIMCO Total Return	423,115	78,496	138,607	640,218
Pioneer High Yield	46,789	7,268	599	54,656
T. Rowe Price Diversified Mid Cap Growth	363,285	11,352	14,959	389,596
T. Rowe Price Growth Equity	457,784	115,216	61,741	634,741
Templeton Foreign Equity	480,913	42,291	52,268	575,472
Thornburg Value	157,563	60,712	8,219	226,494
UBS U.S. Large Cap Equity	94,752	20,323	6,906	121,981
Van Kampen Comstock	144,806	60,848	54,690	260,344
Van Kampen Equity and Income	352,097	64,196	49,842	466,135

The Company has adopted a Retirement Policy ("Policy") covering independent directors of the Company who were trustees on or before May 9, 2007, and who will have served as an independent director for at least five years as of the date of their retirement (as that term is defined in the Policy). Benefits under the Policy are based on an annual rate as defined in Policy.

The Company has adopted a Deferred Compensation Plan (the "Plan"), which allows eligible non-affiliated directors as described in the Plan to defer the receipt of all or a portion of the directors fees payable. Amounts deferred are treated as though invested in various "notional" funds advised by DSL until distribution in accordance with the Plan.

At June 30, 2010, the following ING Portfolios or indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

ING Life Insurance and Annuity Company — American Century Small-Mid Cap Value (74.97%); Baron Asset (62.93%); Baron Small Cap Growth (40.94%); Davis New York Venture (7.63%); JPMorgan Mid Cap Value (44.76%); Legg Mason ClearBridge Aggressive Growth (66.35%); Oppenheimer Global (79.14%); Oppenheimer Global Strategic Income (77.45%); PIMCO Total Return (78.49%); Pioneer High Yield (39.61%); T.Rowe Price Diversified Mid Cap Growth (74.02%); T.Rowe Price Growth Equity (58.15%); Templeton Foreign Equity (32.71%); Thornburg Value (58.82%); UBS U.S. Large Cap Equity (75.65%); Van Kampen Comstock (29.77%); and Van Kampen Equity and Income (70.36%)

ING National Trust — American Century Small-Mid Cap Value (21.15%); Baron Asset (15.49%); Baron Small Cap Growth (8.37%); JPMorgan Mid Cap Value (8.11%); Oppenheimer Global (5.62%); Oppenheimer Global Strategic Income (11.55%); PIMCO Total Return (15.75%); T.Rowe Price Growth Equity (14.33%); UBS U.S. Large Cap Equity (6.24%); and Van Kampen Comstock (6.71%)

ING Solution 2015 Portfolio — Davis New York Venture (7.38%) and Thornburg Value (8.12%)

ING Solution 2025 Portfolio — Davis New York Venture (9.65%); T.Rowe Price Growth Equity (5.33%); Templeton Foreign Equity (5.27%); and Thornburg Value (11.04%)

ING Solution 2035 Portfolio — Columbia Small Cap Value (9.36%); Davis New York Venture (7.01%); T.Rowe Price Growth Equity (5.41%); Templeton Foreign Equity (6.13%); and Thornburg Value (7.63%)

ING Solution 2045 Portfolio — Columbia Small Cap Value (5.85%)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

ING USA Annuity and Life Insurance Company — Baron Small Cap Growth (41.03%); Columbia Small Cap Value (70.23%); Davis New York Venture (58.05%); JPMorgan Mid Cap Value (36.24%); Legg Mason ClearBridge Aggressive Growth (24.79%); Oppenheimer Global (7.88%); T.Rowe Price Growth Equity (9.04%); Templeton Foreign Equity (43.24%); Van Kampen Comstock (56.39%); and Van Kampen Equity and Income (25.21%)

Reliastar Life Insurance Company — Baron Asset (21.59%); JPMorgan Mid Cap Value (5.09%); Oppenheimer Global (5.41%); Oppenheimer Global Strategic Income (5.49%); Pioneer High Yield (33.20%); T.Rowe Price Diversified Mid Cap Growth (20.87%); and UBS U.S. Large Cap Equity (9.59%)

Security Life Insurance Company — Columbia Small Cap Value (5.40%); JPMorgan Mid Cap Value (5.78%); and Pioneer High Yield (26.87%)

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES

At June 30, 2010, the following Portfolios had expenses included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceded 5% of total liabilities:

Portfolio	Accrued Expenses	Amount
Baron Asset	Professional	$5,901
	Postage	4,014
Templeton Foreign Equity	Postage	89,487

NOTE 8 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement ("Expense Limitation Agreement") with certain of the Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses to the following annual expenses to average daily net assets:

Portfolio	Class ADV	Class I	Class S	Class S2
American Century Small-Mid Cap Value	1.52%	1.02%	1.27%	1.42%
Baron Asset	1.55%	1.05%	1.30%	1.45%
Columbia Small Cap Value	1.65%	1.15%	1.40%	1.55%
Pioneer High Yield	1.21%	0.71%	0.96%	N/A
Templeton Foreign Equity	1.48%	0.98%	1.23%	1.38%

The Expense Limitation Agreement is contractual and shall renew automatically unless DSL provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

Pursuant to a side agreement, DSL implemented expense limits for Van Kampen Comstock through at least May 1, 2011 to the following annual expenses to average daily net assets:

Portfolio	Class ADV	Class I	Class S
Van Kampen Comstock	1.31%	0.81%	1.06%

If, after May 1, 2011, DSL elects not to renew the side agreement, the Portfolio will no longer have an expense limitation. There is no guarantee that this side agreement will continue after this date. The side agreement will only renew if DSL elects to renew it. Any fees waived pursuant to the side agreements shall not be eligible for recoupment.

The Investment Adviser may, at a later date, recoup from a Portfolio for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio's expense ratio does not exceed the percentage described above. Waived and reimbursed fees by, and any recoupment to the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities for each Portfolio.

At June 30, 2010, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
Portfolio	2011	2012	2013	Total
American Century Small-Mid Cap Value	$165,413	$108,954	$300,140	$574,507
Baron Asset	26,825	12,892	18,910	58,627
Pioneer High Yield	2,872	72,487	66,335	141,694

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 9 — PURCHASED AND WRITTEN OPTIONS

Transactions in purchased foreign currency options for Oppenheimer Global Strategic Income Portfolio during the six months ended June 30, 2010 were as follows:

	USD Notional	EUR Notional	GBP Notional	JPY Notional	Cost
Balance at 12/31/09	10,000,000	21,855,000	—	—	$824,320
Options Purchased	5,260,000	710,000	—	417,000,000	174,317
Options Terminated in Closing Sell Transactions	—	—	—	—	—
Options Exercised	—	—	—	—	—
Options Expired	(13,255,000)	(22,565,000)	—	—	(862,677)
Balance at 06/30/10	2,005,000	—	—	417,000,000	$135,960

Transactions in written foreign currency options for Oppenheimer Global Strategic Income Portfolio during the six months ended June 30, 2010 were as follows:

	USD Notional	EUR Notional	GBP Notional	JPY Notional	Premium
Balance at 12/31/09	11,200,000	—	—	—	$10,952
Options Written	500,085,000	17,610,000	1,600,000	477,000,000	558,543
Options Terminated in Closing Purchase Transactions	(730,000)	—	—	—	(7,205)
Options Exercised	—	—	—	—	—
Options Expired	(508,550,000)	(15,290,000)	(1,600,000)	(60,000,000)	(417,334)
Balance at 06/30/10	2,005,000	2,320,000	—	417,000,000	$144,956

Transactions in purchased interest rate options for PIMCO Total Return during the six months ended June 30, 2010 were as follows:

	Number of Contracts	Cost
Balance at 12/31/09	—	$—
Options Purchased	800	9,707
Options Terminated in Closing Sell Transactions	—	—
Options Expired	(800)	(9,707)
Balance at 06/30/10	—	$—

Transactions in purchased foreign currency options for PIMCO Total Return during the six months ended June 30, 2010 were as follows:

	USD Notional	Cost
Balance at 12/31/09	6,000,000	$255,570
Options Purchased	—	—
Options Terminated in Closing Sell Transactions	—	—
Options Expired	(6,000,000)	(255,570)
Balance at 06/30/10	—	$—

Transactions in written swaptions for PIMCO Total Return during the six months ended June 30, 2010 were as follows:

	USDEUR Notional	Notional	Premium
Balance at 12/31/09	230,600,000	1,400,000	$2,158,234
Options Written	260,800,000	—	1,578,461
Options Terminated in Closing Purchase Transactions	—	—	—
Options Exercised	(20,000,000)	—	(99,620)
Options Expired	(212,300,000)	(1,400,000)	(1,950,764)
Balance at 06/30/10	259,100,000	—	$1,686,311

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 9 — PURCHASED AND WRITTEN OPTIONS (continued)

Transactions in written options on futures contracts for PIMCO Total Return during the six months ended June 30, 2010 were as follows:

	Number of Contracts	Premium
Balance at 12/31/09	688	$342,092
Options Written	2,367	754,438
Options Terminated in Closing Purchase Transactions	(252)	(79,614)
Options Exercised	(70)	(33,054)
Options Expired	(2,629)	(917,618)
Balance at 06/30/10	104	$66,244

Transactions in written foreign currency options for PIMCO Total Return during the six months ended June 30, 2010 were as follows:

	USD Notional	Premium
Balance at 12/31/09	2,600,000	$20,540
Options Written	8,200,000	75,551
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	(2,600,000)	(20,540)
Balance at 06/30/10	8,200,000	$75,551

NOTE 10 — COMMITMENTS

Pursuant to the terms of certain indenture agreements, Oppenheimer Global Strategic Income has the following unfunded loan commitment at June 30, 2010. The Portfolio generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the amount of unfunded loan commitment. The following commitment is subject to funding based on the borrower's discretion. The Portfolio is obligated to fund this commitment at the time of the request by the borrower. This commitment, detailed below, is disclosed in a table following the Summary Portfolio of Investments.

Deutsche Bank AG; An unfunded commitment that Oppenheimer Global Strategic Income receives 0.125% quarterly; and will pay out, upon request, up to $1,925,000 to a Peruvian Trust through Deutsche Bank's Global Note Program. Upon funding requests, the unfunded portion decreases and new structured products will be created and held by the Portfolio to maintain a consistent exposure level.

Commitment Fee: 0.50%
Commitment Termination Date: 10/15/2010
Unfunded Commitment as of 06/30/10: $554,265
Unrealized Depreciation as of 06/30/10: $1,481

NOTE 11 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
American Century Small-Mid Cap Value
Class ADV
06-30-10	555,481	—	(99,875)	455,606	5,717,305	—	(1,016,995)	4,700,310
12-31-09	394,129	14,013	(406,746)	1,396	3,144,178	119,950	(3,240,502)	23,626
Class I
06-30-10	1,328,408	—	(329,959)	998,449	13,827,869	—	(3,399,127)	10,428,742
12-31-09	1,090,518	89,064	(805,727)	373,855	8,955,308	777,526	(6,103,000)	3,629,834
Class S
06-30-10	1,976,880	—	(284,677)	1,692,203	20,394,091	—	(2,881,357)	17,512,734
12-31-09	1,689,013	82,374	(558,946)	1,212,441	13,214,878	715,006	(4,529,894)	9,399,990

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 11 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
American Century Small-Mid Cap Value (continued)
Class S2
06-30-10	—	—	—	—	—	—	—	—
02-27-09(1) - 12-31-09	514	—	—	514	3,000	—	—	3,000
Baron Asset
Class ADV
06-30-10	6,049	—	(1,670)	4,379	57,348	—	(15,896)	41,452
12-31-09	12,797	—	(47,219)	(34,422)	98,475	—	(385,837)	(287,362)
Class I
06-30-10	—	—	—	—	—	—	—	—
12-31-09	—	—	(2)	(2)	—	—	(14)	(14)
Class S
06-30-10	58,781	—	(39,586)	19,195	569,108	—	(384,148)	184,960
12-31-09	125,949	—	(110,845)	15,104	970,032	—	(881,931)	88,101
Class S2
06-30-10	—	—	—	—	—	—	—	—
02-27-09(1) - 12-31-09	508	—	—	508	3,000	—	—	3,000
Baron Small Cap Growth
Class ADV
06-30-10	429,442	—	(217,902)	211,540	6,627,724	—	(3,327,709)	3,300,015
12-31-09	797,738	—	(498,281)	299,457	10,151,993	—	(5,889,828)	4,262,165
Class I
06-30-10	866,082	—	(1,022,186)	(156,104)	13,985,886	—	(16,390,799)	(2,404,913)
12-31-09	3,119,432	—	(2,697,653)	421,779	39,211,553	—	(30,909,876)	8,301,677
Class S
06-30-10	2,234,416	—	(2,957,113)	(722,697)	34,908,597	—	(45,560,782)	(10,652,185)
12-31-09	8,724,074	—	(3,902,837)	4,821,237	108,511,754	—	(49,515,469)	58,996,285
Class S2
06-30-10	—	—	—	—	—	—	—	—
02-27-09(1) - 12-31-09	322	—	—	322	3,000	—	—	3,000
Columbia Small Cap Value
Class ADV
06-30-10	68,499	—	(5,993)	62,506	615,858	—	(51,009)	564,849
12-31-09	25,774	399	(27,827)	(1,654)	185,658	3,053	(181,788)	6,923
Class I
06-30-10	909,282	—	(901,121)	8,161	8,063,247	—	(8,248,331)	(185,084)
12-31-09	5,287,255	367,862	(33,066,771)	(27,411,654)	32,530,456	2,839,892	(241,148,837)	(205,778,489)
Class S
06-30-10	263,846	—	(2,772,079)	(2,508,233)	2,372,462	—	(24,607,792)	(22,235,330)
12-31-09	4,400,905	258,453	(6,959,765)	(2,300,407)	27,374,906	1,987,504	(50,283,084)	(20,920,674)
Class S2
06-30-10	—	—	—	—	—	—	—	—
02-27-09(1) - 12-31-09	577	—	—	577	3,000	—	—	3,000
Davis New York Venture
Class ADV
06-30-10	134,285	—	(45,054)	89,231	2,133,748	—	(709,144)	1,424,604
12-31-09	121,777	—	(285,795)	(164,018)	1,636,162	—	(3,570,053)	(1,933,891)
Class I
06-30-10	1,084,590	—	(1,783,494)	(698,904)	17,632,479	—	(29,678,884)	(12,046,405)
12-31-09	2,382,904	85,275	(3,057,783)	(589,604)	29,853,977	1,219,435	(38,863,289)	(7,789,877)
Class S
06-30-10	1,354,876	—	(1,247,948)	106,928	21,784,387	—	(19,679,685)	2,104,702
12-31-09	3,634,122	121,240	(2,243,216)	1,512,146	46,755,067	1,715,544	(29,307,139)	19,163,472
JPMorgan Mid Cap Value
Class ADV
06-30-10	294,865	—	(108,444)	186,421	3,548,954	—	(1,283,805)	2,265,149
12-31-09	327,771	34,804	(366,146)	(3,571)	3,164,490	372,212	(3,429,559)	107,143
Class I
06-30-10	702,800	—	(639,474)	63,326	8,429,380	—	(7,685,617)	743,763
12-31-09	1,288,359	244,493	(1,390,069)	142,783	12,330,173	2,668,710	(13,098,883)	1,900,000

(1) Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 11 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
JPMorgan Mid Cap Value (continued)
Class S
06-30-10	4,094,503	—	(1,754,508)	2,339,995	49,147,457	—	(21,130,768)	28,016,689
12-31-09	3,838,782	270,619	(2,631,920)	1,477,481	35,983,437	2,917,564	(26,786,611)	12,114,390
Class S2
06-30-10	—	—	—	—	—	—	—	—
02-27-09(1) - 12-31-09	398	—	—	398	3,000	—	—	3,000
Legg Mason ClearBridge Aggressive Growth
Class ADV
06-30-10	43,922	—	(25,581)	18,341	1,715,403	—	(960,061)	755,342
12-31-09	72,050	—	(50,901)	21,149	2,285,794	—	(1,674,524)	611,270
Class I
06-30-10	117,539	—	(358,565)	(241,026)	4,777,334	—	(14,360,700)	(9,583,366)
12-31-09	919,073	—	(9,987,337)	(9,068,264)	25,454,683	—	(329,277,174)	(303,822,491)
Class S
06-30-10	84,755	—	(199,385)	(114,630)	3,237,846	—	(7,865,977)	(4,628,131)
12-31-09	63,453	—	(512,854)	(449,401)	2,107,983	—	(16,317,040)	(14,209,057)
Class S2
03-08-10(1) - 06-30-10	75	—	—	75	3,000	—	—	3,000
Oppenheimer Global
Class ADV
06-30-10	933,997	—	(494,884)	439,113	11,214,608	—	(5,817,863)	5,396,745
12-31-09	1,152,132	142,585	(1,315,322)	(20,605)	12,171,697	1,502,850	(12,353,228)	1,321,319
Class I
06-30-10	802,921	—	(6,567,442)	(5,764,521)	9,677,552	—	(79,902,736)	(70,225,184)
12-31-09	2,052,553	4,791,939	(14,584,992)	(7,740,500)	20,500,304	51,896,697	(141,693,730)	(69,296,729)
Class S
06-30-10	648,357	—	(1,068,694)	(420,337)	7,748,505	—	(12,669,449)	(4,920,944)
12-31-09	1,722,578	596,281	(4,737,063)	(2,418,204)	17,393,048	6,284,797	(46,029,889)	(22,352,044)
Class S2
06-30-10	—	—	—	—	—	—	—	—
02-27-09(1) - 12-31-09	408	—	—	408	3,000	—	—	3,000
Oppenheimer Global Strategic Income
Class ADV
06-30-10	641,542	—	(85,358)	556,184	6,932,723	—	(931,716)	6,001,007
12-31-09	487,421	53,204	(463,426)	77,199	4,931,393	550,508	(4,126,489)	1,355,412
Class I
06-30-10	796,264	—	(1,816,219)	(1,019,955)	8,664,369	—	(19,751,752)	(11,087,383)
12-31-09	4,271,694	1,323,637	(24,263,487)	(18,668,156)	40,380,177	13,616,424	(227,872,557)	(173,875,956)
Class S
06-30-10	834,780	—	(1,070,728)	(235,948)	9,088,236	—	(11,603,961)	(2,515,725)
12-31-09	1,885,106	322,662	(2,843,836)	(636,068)	18,287,420	3,333,453	(27,934,097)	(6,313,224)
Class S2
03-08-10(1) - 06-30-10	279	—	—	279	3,000	—	—	3,000
PIMCO Total Return
Class ADV
06-30-10	3,264,967	—	(656,104)	2,608,863	38,359,144	—	(7,722,633)	30,636,511
12-31-09	4,800,156	362,184	(1,134,942)	4,027,398	54,259,087	3,994,886	(12,391,672)	45,862,301
Class I
06-30-10	6,174,196	—	(1,434,979)	4,739,217	73,708,712	—	(17,206,107)	56,502,605
12-31-09	13,635,753	1,969,882	(2,701,629)	12,904,006	156,677,219	22,082,374	(30,662,588)	148,097,005
Class S
06-30-10	6,693,277	—	(1,658,137)	5,035,140	79,359,553	—	(19,632,525)	59,727,028
12-31-09	13,706,052	1,726,768	(2,423,739)	13,009,081	155,610,721	19,236,199	(27,740,199)	147,106,721
Class S2
06-30-10	21,398	—	—	21,398	255,704	—	—	255,704
02-27-09(1) - 12-31-09	284	—	—	284	3,000	—	—	3,000

(1) Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 11 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
Pioneer High Yield
Class ADV
06-30-10	1,855	109	(171)	1,793	19,514	1,098	(1,801)	18,811
12-31-09	228,227	12,846	(356,727)	(115,654)	1,774,762	103,323	(3,327,652)	(1,449,567)
Class I
06-30-10	1,066,523	276,626	(1,780,085)	(436,936)	10,939,293	2,816,305	(18,152,923)	(4,397,325)
12-31-09	5,785,109	1,922,664	(41,311,511)	(33,603,738)	43,491,871	14,152,308	(305,942,091)	(248,297,912)
Class S
06-30-10	48,549	9,026	(97,158)	(39,583)	505,361	91,830	(989,953)	(392,762)
12-31-09	185,894	27,833	(248,059)	(34,332)	1,520,476	221,212	(2,208,753)	(467,065)
T. Rowe Price Diversified Mid Cap Growth
Class ADV
06-30-10	640,773	—	(439,621)	201,152	4,314,653	—	(2,931,796)	1,382,857
12-31-09	1,580,127	1,255	(1,265,064)	316,318	8,799,096	7,178	(6,631,129)	2,175,145
Class I
06-30-10	878,202	—	(6,237,869)	(5,359,667)	6,105,601	—	(42,943,576)	(36,837,975)
12-31-09	2,697,184	365,655	(10,864,344)	(7,801,505)	14,516,087	2,449,529	(58,494,999)	(41,529,383)
Class S
06-30-10	355,354	—	(549,116)	(193,762)	2,458,177	—	(3,752,785)	(1,294,608)
12-31-09	1,501,967	6,414	(392,147)	1,116,234	7,982,312	41,999	(2,172,085)	5,852,226
Class S2
06-30-10	—	—	—	—	—	—	—	—
02-27-09(1) - 12-31-09	761	—	—	761	3,000	—	—	3,000
T. Rowe Price Growth Equity
Class ADV
06-30-10	272,273	—	(66,668)	205,605	12,609,100	—	(3,056,542)	9,552,558
12-31-09	387,687	—	(316,813)	70,874	14,939,655	—	(12,026,401)	2,913,254
Class I
06-30-10	563,994	—	(1,101,877)	(537,883)	26,376,103	—	(52,622,292)	(26,246,189)
12-31-09	2,322,970	23,754	(8,911,087)	(6,564,363)	86,541,202	1,115,497	(333,985,164)	(246,328,465)
Class S
06-30-10	367,885	—	(593,868)	(225,983)	17,159,508	—	(27,096,322)	(9,936,814)
12-31-09	1,850,337	203	(719,559)	1,130,981	70,439,283	9,470	(26,731,143)	43,717,610
Class S2
06-30-10	—	—	—	—	—	—	—	—
02-27-09(1) - 12-31-09	101	—	—	101	3,000	—	—	3,000
Templeton Foreign Equity
Class ADV
06-30-10	160,341	—	(121,505)	38,836	1,577,007	—	(1,208,273)	368,734
12-31-09	144,462	—	(251,810)	(107,348)	1,243,789	—	(2,025,621)	(781,832)
Class I
06-30-10	3,832,336	—	(1,648,505)	2,183,831	38,522,862	—	(16,274,424)	22,248,438
12-31-09	12,807,554	—	(38,332,837)	(25,525,283)	117,548,641	—	(371,301,632)	(253,752,991)
Class S
06-30-10	4,573,805	—	(4,271,131)	302,674	46,309,111	—	(40,943,927)	5,365,184
12-31-09	7,298,979	—	(4,237,115)	3,061,864	66,610,193	—	(35,820,665)	30,789,528
Class S2
06-30-10	—	—	—	—	—	—	—	—
02-27-09(1) - 12-31-09	476	—	(1)	475	3,006	—	(6)	3,000
Thornburg Value
Class ADV
06-30-10	187,602	—	(15,330)	172,272	5,477,560	—	(436,779)	5,040,781
12-31-09	166,110	985	(21,614)	145,481	4,297,065	25,124	(450,897)	3,871,292
Class I
06-30-10	2,493,299	—	(547,995)	1,945,304	72,915,706	—	(16,573,999)	56,341,707
12-31-09	4,362,493	130,831	(9,429,523)	(4,936,199)	105,850,122	3,404,235	(237,367,398)	(128,113,041)
Class S
06-30-10	153,832	—	(41,424)	112,408	4,569,932	—	(1,225,355)	3,344,577
12-31-09	219,296	2,665	(56,695)	165,266	5,870,600	69,033	(1,304,154)	4,635,479
Class S2
03-08-10(1) - 06-30-10	101	—	—	101	3,000	—	—	3,000

(1) Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 11 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
UBS U.S. Large Cap Equity
Class ADV
06-30-10	142,590	—	(62,031)	80,559	1,164,321	—	(497,143)	667,178
12-31-09	173,020	8,739	(233,152)	(51,393)	1,199,718	67,697	(1,515,387)	(247,972)
Class I
06-30-10	441,183	—	(2,046,574)	(1,605,391)	3,623,294	—	(16,843,824)	(13,220,530)
12-31-09	8,629,008	258,486	(27,670,542)	(18,783,048)	48,391,574	2,051,531	(178,737,941)	(128,294,836)
Class S
06-30-10	76,136	—	(274,922)	(198,786)	613,267	—	(2,210,679)	(1,597,412)
12-31-09	251,175	28,269	(943,535)	(664,091)	1,650,270	221,412	(5,936,867)	(4,065,185)
Van Kampen Comstock
Class ADV
06-30-10	112,128	—	(177,502)	(65,374)	1,024,189	—	(1,598,248)	(574,059)
12-31-09	452,119	35,135	(602,105)	(114,851)	3,534,732	312,120	(4,826,218)	(979,366)
Class I
06-30-10	173,632	—	(653,371)	(479,739)	1,589,009	—	(5,961,051)	(4,372,042)
12-31-09	5,760,512	202,162	(50,586,981)	(44,624,307)	37,882,745	1,759,042	(383,559,474)	(343,917,687)
Class S
06-30-10	2,282,078	—	(2,213,373)	68,705	21,737,637	—	(19,944,009)	1,793,628
12-31-09	2,372,617	559,418	(4,098,237)	(1,166,202)	17,764,235	5,001,841	(30,145,478)	(7,379,402)
Van Kampen Equity and Income
Class ADV
06-30-10	34,380	—	(50,102)	(15,722)	1,074,145	—	(1,578,240)	(504,095)
12-31-09	96,255	4,706	(156,821)	(55,860)	2,528,958	143,246	(4,228,300)	(1,556,096)
Class I
06-30-10	185,745	—	(824,381)	(638,636)	5,905,425	—	(25,932,257)	(20,026,832)
12-31-09	284,385	330,873	(2,216,547)	(1,601,289)	7,721,030	10,243,047	(59,375,778)	(41,411,701)
Class S
06-30-10	646,454	—	(462,439)	184,015	20,546,639	—	(14,494,626)	6,052,013
12-31-09	897,870	112,678	(1,492,377)	(481,829)	24,020,178	3,459,054	(41,185,386)	(13,706,154)
Class S2
06-30-10	29,354	—	—	29,354	904,771	—	—	904,771
02-27-09(1) - 12-31-09	135	—	—	135	3,000	—	—	3,000

(1) Commencement of operations.

NOTE 12 — ILLIQUID SECURITIES

Pursuant to guidelines adopted by the Board, the following securities have been deemed to be illiquid. Each Portfolio currently limits investment in illiquid securities to 15% of the Portfolio's net assets, at market value, at time of purchase. Fair value for certain securities was determined by ING Funds Valuation Committee appointed by the Portfolios' Board.

Portfolio	Security	Notional/ Principal Amount/ Shares	Initial Acquisition Date	Cost/ Upfront Payments/ Premiums Received	Value	Percent of Net Assets
American Century Small-Mid Cap Value	Alliance Imaging, Inc.	39,900	08/03/09	$215,324	$161,196	0.1%
	Altra Holdings, Inc.	51,732	10/07/08	438,131	673,551	0.5%
	American National Bankshares I	6,200	12/24/08	112,367	132,618	0.1%
	Artesian Resources Corp.	9,100	10/16/08	147,658	167,986	0.1%
	Aspen Insurance Holdings Ltd.	29,300	08/01/06	1,372,254	1,488,733	1.0%
	Baldwin & Lyons, Inc.	8,400	09/24/08	153,158	176,484	0.1%
	BNY Institutional Cash Reserves Fund, Series B	151,202	09/12/08	151,202	120,962	0.1%
	Bel Fuse, Inc.	9,000	01/30/08	179,881	148,590	0.1%
	Callaway Golf Co.	1,600	06/09/09	169,929	163,800	0.1%
	Cass Information Systems, Inc.	4,700	03/03/09	140,838	160,975	0.1%
	Cellu Tissue Holdings, Inc.	20,400	01/21/10	245,522	158,508	0.1%
	Consolidated Communications Holdings, Inc.	23,000	03/11/10	422,603	391,230	0.3%
	CSS Industries, Inc.	6,500	02/05/09	127,163	107,250	0.1%
	Cutera, Inc.	21,000	12/20/07	181,860	193,410	0.1%
	Entertainment Properties	5,500	10/16/08	97,115	141,350	0.1%
	Entravision Communications Corp.	99,600	08/07/09	138,621	210,156	0.1%
	Farmer Bros Co.	7,200	03/02/09	133,728	108,648	0.1%

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 12 — ILLIQUID SECURITIES (continued)

Portfolio	Security	Notional/ Principal Amount/ Shares	Initial Acquisition Date	Cost/ Upfront Payments/ Premiums Received	Value	Percent of Net Assets
American Century Small-Mid Cap Value (continued)	First Financial Northwest, Inc.	25,900	11/07/08	$178,113	$102,564	0.1%
	First Horizon National Corp.	30,399	02/24/10	397,673	348,069	0.2%
	Hampton Roads Bankshares, Inc.	41,500	12/23/08	178,422	31,125	0.0%
	Heritage Financial Corp.	12,400	11/07/08	148,119	185,628	0.1%
	HFF, Inc.	19,600	11/02/07	89,348	138,572	0.1%
	Journal Communications, Inc.	33,300	07/01/09	107,562	132,201	0.1%
	K-Fed Bancorp	13,400	11/24/08	106,514	121,672	0.1%
	Lawson Products	9,217	06/11/08	143,008	156,505	0.1%
	Lexington Realty Trust	2,610	02/08/08	79,815	93,060	0.1%
	Lin TV Corp.	51,800	10/19/09	252,006	280,238	0.2%
	LodgeNet Interactive Corp.	117	06/23/09	148,383	137,914	0.1%
	LSI Industries, Inc.	26,900	06/04/08	166,816	131,272	0.1%
	Mercer Insurance Group, Inc.	13,500	09/26/08	199,065	228,420	0.2%
	National Bankshares, Inc.	4,600	11/14/08	100,192	111,458	0.1%
	National Healthcare Corp.	10,400	06/10/08	420,478	358,384	0.2%
	National Retail Properties, Inc.	9,400	10/06/06	183,663	201,536	0.1%
	Pacific Continental Corp.	11,100	10/14/09	99,437	105,117	0.1%
	PC Connection, Inc.	15,300	10/17/08	73,029	92,718	0.1%
	Pzena Investment Management, Inc.	14,300	06/01/09	97,991	91,091	0.1%
	Schiff Nutrition International, Inc.	19,700	02/08/08	123,491	140,264	0.1%
	Sport Supply Group, Inc.	7,500	06/20/08	62,409	100,950	0.1%
	Ulticom, Inc.	22,494	12/07/05	697,194	208,070	0.1%
	Universal Corp.	179	02/14/08	225,933	169,647	0.1%
	US Physical Therapy, Inc.	10,800	10/15/08	150,615	182,304	0.1%
	Utah Medical Products, Inc.	6,000	02/01/08	159,705	149,640	0.1%
	Washington Banking Co.	13,800	11/24/08	121,099	176,502	0.1%
	Williams Pipeline Partners L.P.	9,900	01/27/10	284,771	319,968	0.2%
	Young Innovations, Inc.	25,200	05/16/07	501,664	709,380	0.5%
				$9,923,869	$9,909,716	6.8%
Davis New York Venture	FHC Delaware, Inc.	5,486	06/04/99	$50,065	$55	0.0%
	Harley-Davidson, Inc., 15.000%, due 02/01/14	2,000,000	02/02/09	2,000,000	2,651,690	0.6%
	Sino-Forest Corp., 5.000%, due 08/01/13	649,000	07/17/08	649,000	667,659	0.2%
				$2,699,065	$3,319,404	0.8%
JPMorgan Mid Cap Value	BNY Institutional Cash Reserves Fund, Series B	565,915	09/12/08	$565,915	$452,732	0.2%
				$565,915	$452,732	0.2%
Legg Mason ClearBridge Aggressive Growth	BNY Institutional Cash Reserves Fund, Series B	154,628	09/12/08	$154,628	$123,702	0.0%
				$154,628	$123,702	0.0%
Oppenheimer Global	BNY Institutional Cash Reserves Fund, Series B	3,820,850	09/12/08	$3,820,850	$3,056,680	0.2%
				$3,820,850	$3,056,680	0.2%
Oppenheimer Global Strategic Income	Arco Capital Corp. Ltd	144,498	02/27/07	$2,167,470	$361,245	0.10%
	JSC Astana Finance, 9.160%, due 03/14/12	1,500,000	02/05/09	1,500,000	375,000	0.10%
	Autopistas Del Nordeste, 9.390%, due 04/15/24	561,945	02/22/06	565,867	449,556	0.10%
	BA Credit Card Trust, 0.650%, due 09/15/15	115,000	05/05/10	115,000	114,771	0.00%
	Banco Hipotecario S.A., 9.750%, due 04/27/16	140,000	04/20/06	138,904	133,700	0.00%
	BNY Institutional Cash Reserves Fund, Series B	435,640	09/12/08	435,640	348,512	0.1%
	Bankrate, Inc., 11.750%, due 07/15/15	480,000	06/29/10	475,570	478,800	0.1%
	Belize Government International Bond, 6.000%, due 02/20/29	160,000	01/04/10	96,801	119,200	0.0%
	Bowater Pulp and Paper Canada, Inc., 10.600%, due 01/15/11		370,000	98,050	103,600	0.0%
	Citigroup Funding Inc. — Colombia (TES) Unsecured Credit Linked Nts., 7.000%, 02/26/15	361,000,000	07/18/08	327,817	403,239	0.1%
	Citigroup Funding Inc. — Colombia (TES) Unsecured Credit Linked Nts., 7.000%, 02/26/15	207,000,000	08/08/08	192,460	231,220	0.1%
	Citigroup Funding Inc. — Colombia (TES) Unsecured Credit Linked Nts., 7.000%, 02/26/15	132,000,000	07/31/08	121,502	147,445	0.0%
	Citigroup Funding Inc. — Colombia (TES) Unsecured Credit Linked Nts., 11.250%, 10/25/18	525,000,000	12/09/08	224,207	330,112	0.1%

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 12 — ILLIQUID SECURITIES (continued)

Portfolio	Security	Notional/ Principal Amount/ Shares	Initial Acquisition Date	Cost/ Upfront Payments/ Premiums Received	Value	Percent of Net Assets
Oppenheimer Global Strategic Income (continued)	Citigroup Funding Inc. — Dominican Republic Unsecured Credit Linked Nts., 15.000%, 03/12/12	10,200,000	03/07/07	$306,170	$288,863	0.1%
	Citigroup Funding, Inc. — Ghana T-Bond Credit Linked Unsecured Notes, 15.000%, 12/15/10	270,000	02/11/10	190,547	186,857	0.0%
	Citigroup Funding, Inc. — Ghana T-Bond Credit Linked Unsecured Notes, 15.150%, 12/15/10	110,000	01/27/10	77,226	76,127	0.0%
	Cloverie PLC — Series 2005-93 Secured Credit Linked Nts., 3-month USD-LIBOR +4.250%, 12/20/10	400,000	12/06/05	400,000	384,560	0.1%
	Coriolanus Limited — Pass-Through Emerging Markets Portfolio Credit Linked Nts. Series I, 3.346%*, 04/30/25	342,500	04/16/09	209,372	216,871	0.1%
	Coriolanus Limited — Pass-Through Emerging Markets Portfolio Credit Linked Nts. Series II, 3.269%*, 09/10/10	364,378	08/18/09	225,259	230,724	0.1%
	Coriolanus Limited — Pass-Through Emerging Markets Portfolio Credit Linked Nts. Series III, 3.242%*, 09/10/10	456,109	09/25/09	283,072	288,808	0.1%
	Coriolanus Limited — Pass-Through Emerging Markets Portfolio Credit Linked Nts. Series IV, 3.191%*, 09/10/10	399,623	12/17/09	249,871	253,041	0.1%
	Coriolanus Limited — Pass-Through Emerging Markets Portfolio Credit Linked Nts. Series V, 3.138%*, 09/10/10	320,961	03/30/10	202,267	203,232	0.0%
	Coriolanus Limited — Pass-Through Emerging Markets Portfolio Credit Linked Nts. Series VI, 3.103%*, 09/10/10	359,068	05/27/10	227,601	227,362	0.1%
	Coriolanus Limited — Pass-Through Emerging Markets Portfolio Credit Linked Nts., 10.620%, 09/10/10	500,000	08/02/07	500,000	339,750	0.1%
	Coriolanus Limited — Pass-Through Rondonia Precatorio Linked Nts., 0%, 12/31/17	3,700,000	09/19/07	1,546,076	1,096,676	0.2%
	Credit and Repackaged Securities Limited ("CARS") — Republic of Colombia COP-Linked Medium Term Credit Linked Nts., 10.476%*, 02/08/37	13,368,000,000	01/18/07	408,161	444,040	0.1%
	Credit Suisse International — Moitk Total Return Linked Nts., 8.990%, 03/26/11	11,097,000	03/27/07	426,931	35	0.0%
	Credit Suisse International — Moscoblgaz-Finans RUR Total Return Linked Nts., 9.250%, 06/24/12	15,260,000	06/26/07	592,486	451,395	0.1%
	Credit Suisse International — Oreniz Total Return Linked Nts., 9.240%, 02/21/12	21,942,000	02/27/07	841,794	561,365	0.1%
	Credit Suisse International — SPETSSTROY-2 Credit Linked Fully Funded Total Return Linked Nts., 8.590%, 5/20/10	19,450,000	05/24/07	750,765	62	0.0%
	Credit Suisse International — Vietnam Shipbuilding Industry Group Total Return Credit Linked Nts., 10.500%, 01/19/17	3,048,000,000	02/06/07	199,352	79,874	0.0%
	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 0.847%, due 01/27/37	249,418	05/29/08	181,536	70,702	0.0%
	Deutsche Bank AG, London — Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.400%, 08/25/10	420,000	08/25/05	420,000	406,239	0.1%
	Deutsche Bank AG, London — Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.500%, 02/25/11	420,000	08/25/05	420,000	357,592	0.1%
	Deutsche Bank AG, London — Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.600%, 08/25/11	420,000	08/25/05	420,000	319,885	0.1%
	Deutsche Bank AG, London — Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.680%, 02/27/12	420,000	08/25/05	420,000	288,368	0.1%
	Deutsche Bank AG, London — Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.750%, 08/28/12	420,000	08/25/05	420,000	263,012	0.1%
	Eirles Two Ltd. 324 — Floating Rate Credit Linked Nts., 6-month USD-LIBOR +3.200%, 04/30/12	900,000	04/17/07	901,073	691,650	0.1%
	Eirles Two Ltd. 335 — Floating Rate Credit Linked Nts., 6-month USD-LIBOR +1.650%,04/30/12	900,000	09/17/07	899,370	790,200	0.2%

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 12 — ILLIQUID SECURITIES (continued)

Portfolio	Security	Notional/ Principal Amount/ Shares	Initial Acquisition Date	Cost/ Upfront Payments/ Premiums Received	Value	Percent of Net Assets
Oppenheimer Global Strategic Income (continued)	Hallertau SPC 2007-01 — Republic of Philippines Credit Linked Nts., 6-month USD-LIBOR +2.050%, 12/20/17	1,280,000	12/13/07	$1,280,000	$1,054,080	0.2%
	Hallertau SPC 2008-2A — Doux Frangosul S.A. ARGO Avicola Credit Linked Nts., 9.264%, 09/17/13	2,551,250	10/23/08	2,595,258	2,572,425	0.5%
	Hallertau SPC, Series 2008-1, Certificado de Direitos Creditorios do Agronegocio/Frigorifico Margen Ltda. Credit Linked Nts., 9.888%*, 08/02/10	2,448,926	04/18/08	1,424,523	135,675	0.0%
	ICE EM CLO, 2.088%, due 08/15/22	1,110,000	11/06/07	987,541	610,500	0.1%
	ICE EM CLO, 5.388%, due 08/15/22	930,000	06/08/07	930,000	409,200	0.1%
	ICE EM CLO, 5.388%, due 08/15/22	930,000	6/8/07	930,000	446,400	0.1%
	JPMorgan Chase Bank N.A. — COP and Colombia Credit Linked Nts., 10.218%*, 10/31/16	2,674,000,000	10/16/06	631,568	840,354	0.2%
	JPMorgan Chase Bank N.A. — COP and Colombia Credit Linked Nts., 10.218%*, 10/31/16	2,663,000,000	10/18/06	631,232	836,897	0.2%
	JPMorgan Chase Bank N.A., London — Indonesia Sovereign T-Bond Linked Notes, 10.500%, 08/19/30	1,410,000,000	05/06/10	154,194	163,600	0.0%
	JP Morgan Mortgage Trust, 5.995%, due 05/25/37	239,880	04/24/08	177,290	39,916	0.0%
	LatAm Walker Cayman Trust Series 2006-102 — COP and Colombia Credit Linked Nts., 10.000%, 11/17/16	392,000,000	10/20/06	167,521	198,616	0.0%
	Libbey Glass, Inc., 10.000%, due 02/15/15	580,000	01/28/10	577,857	603,200	0.1%
	Medianews Group, Inc., 6.875%, due 10/01/13	860,000	01/10/05	850,486	86	0.0%
	MicroAccess Trust 2007 — MicroFinance Institutional Loans, Credit Linked Nts., 7.550%, 5/24/12	501,067	06/20/07	504,385	348,392	0.1%
	Morgan Stanley — The State Road Administration of Ukraine (Republic of ) Credit Linked Nts., 6-month USD-LIBOR +2.67%, 10/15/17	200,000	02/04/08	200,000	160,000	0.0%
	Morgan Stanley — The State Road Administration of Ukraine/Republic of Ukraine Credit Linked Nts., 6-month USD-LIBOR +1.80%, 10/15/17	630,000	11/02/07	630,000	504,000	0.1%
	Morgan Stanley — United Mexican States Credit Linked Nts., 6-month USD LIBOR +1.130%, 11/20/15	900,000	11/03/05	900,000	761,220	0.2%
	Reforma BLN-Backed I — Class 1D Asset-Backed Variable Funding Notes, TIIE +2.000%, 07/31/14	345,000	08/06/09	26,476	26,676	0.0%
	Reforma BLN-Backed I — Class 1A Asset-Backed Variable Funding Notes, TIIE +2.000%, 07/31/14	2,070,000	12/27/07	190,240	160,055	0.0%
	Reforma BLN-Backed I — Class 1B Asset-Backed Variable Funding Notes, TIIE +2.000%, 07/31/14	414,000	06/12/08	39,913	32,011	0.0%
	Reforma BLN-Backed I — Class 1C Asset-Backed Variable Funding Notes, TIIE +2.000%, 07/31/14	690,000	08/12/08	67,897	53,352	0.0%
	Reforma BLN-Backed I — Class 1E Asset-Backed Variable Funding Notes, TIIE +2.000%, 07/31/14	483,000	09/10/09	36,105	37,346	0.0%
	Reforma BLN-Backed I — Class 2A Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	197,523	05/21/08	19,044	15,273	0.0%
	Reforma BLN-Backed I — Class 2B Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	345,571	06/12/08	33,316	26,720	0.0%
	Reforma BLN-Backed I — Class 2C Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	5,210,380	06/18/08	505,487	402,873	0.1%
	Reforma BLN-Backed I — Class 2D Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	379,725	07/08/08	36,812	29,361	0.0%
	Reforma BLN-Backed I — Class 2E Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	275,878	07/15/08	26,789	21,331	0.0%
	Reforma BLN-Backed I — Class 2F Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	176,189	08/08/08	17,344	13,623	0.0%
	Reforma BLN-Backed I — Class 2G Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	32,447	08/22/08	3,200	2,509	0.0%
	Standard Bank PLC — Ghana T-Bond Credit Linked Unsecured Notes, 12.684%*, 11/24/10	650,000	05/27/10	432,787	427,175	0.1%
	Telefonica del Peru SAA, 8.000%, due 04/11/16	1,194,600	10/03/05	356,172	431,248	0.1%
	UBS AG, Jersey — Ghana (Republic of) Credit Linked Nts., 14.470%, 12/28/11	263,055	12/22/06	287,817	180,993	0.0%
	United Air Lines, Inc., 9.875%, due 08/01/13	675,000	01/11/10	676,739	695,250	0.1%
	United Air Lines, Inc., 12.000%, due 11/01/13	880,000	01/11/10	866,070	919,600	0.2%
	Wells Fargo Mortgage-Backed Securities Trust, 5.486%, due 07/25/36	467,498	05/05/08	362,800	98,494	0.0%
				$35,735,080	$25,372,141	5.4%

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 12 — ILLIQUID SECURITIES (continued)

Portfolio	Security	Notional/ Principal Amount/ Shares	Initial Acquisition Date	Cost/ Upfront Payments/ Premiums Received	Value	Percent of Net Assets
PIMCO Total Return	BNY Institutional Cash Reserves Fund, Series B	221,484	09/12/08	$221,484	$177,187	0.0%
	Credit Default Swaps
	Japanese Government 20-Year Issue 2.000%, 03/21/2022	1,000,000	02/25/10	10,830	5,246	0.0%
	United Kingdom Gilt 4.250%, 06/07/2032	200,000	12/18/09	1,252	2,602	0.0%
	United Kingdom Gilt 4.250%, 06/07/2032	100,000	12/21/09	667	1,301	0.0%
	United Kingdom Gilt 4.250%, 06/07/2032	100,000	12/21/09	667	1,301	0.0%
	United Kingdom Gilt 4.250%, 06/07/2032	4,600,000	03/22/10	40,283	57,110	0.0%
	Interest Rate Swaps
	Receive a fixed rate equal to 3.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Morgan Stanley Capital Services Inc.	4,400,000	6/3/10	32,845	136,162	0.0%
	Receive a fixed rate equal to 3.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Citibank N.A., New York	700,000	6/7/10	8,239	21,662	0.0%
	Receive a fixed rate equal to 3.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Deutsche Bank AG	700,000	6/7/10	8,239	21,662	0.0%
	Receive a fixed rate equal to 12.830% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP Counterparty: HSBC Bank USA, N.A.	14,300,000	5/5/10	—	113,127	0.0%
	Receive a fixed rate equal to 4.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: The Royal Bank of Scotland PLC	3,500,000	6/28/10	206,481	243,875	0.1%
	Receive a fixed rate equal to 4.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Citibank N.A., New York	400,000	5/20/10	16,552	27,871	0.0%
	Receive a fixed rate equal to 4.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Deutsche Bank AG	900,000	5/20/10	40,355	62,711	0.0%
	Receive a fixed rate equal to 12.590% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP Counterparty: Morgan Stanley Capital Services, Inc.	9,200,000	5/12/10	33,811	49,808	0.0%
	Receive a fixed rate equal to 3.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Barclays Bank PLC	2,100,000	6/4/10	27,413	64,986	0.0%
	Receive a fixed rate equal to 4.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: The Royal Bank of Scotland PLC	1,900,000	6/1/10	97,160	146,697	0.0%
	Foreign Currency Options
	Put Option OTC — Morgan Stanley Capital Group Inc. JPY/USD Currency Option 07/10	8,200,000	04/21/10	75,551	(176,539)	0.0%
				$821,829	$956,769	0.1%
Pioneer High Yield	AES Red Oak, LLC, 8.540%, due 11/30/19	764	09/07/08	$817	$740	0.0%
				$817	$740	0.0%
T. Rowe Price Diversified Mid Cap Growth	BNY Institutional Cash Reserves Fund, Series B	2,384,768	09/12/08	$2,384,768	$1,907,814	0.3%
				$2,384,768	$1,907,814	0.3%
T. Rowe Price Growth Equity	BNY Institutional Cash Reserves Fund, Series B	1,695,725	09/12/08	$1,695,725	$1,356,580	0.2%
				$1,695,725	$1,356,580	0.2%
Templeton Foreign Equity	BNY Institutional Cash Reserves Fund, Series B	539,803	09/12/08	$539,803	$431,842	0.2%
				$539,803	$431,842	0.2%

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 12 — ILLIQUID SECURITIES (continued)

Portfolio	Security	Notional/ Principal Amount/ Shares	Initial Acquisition Date	Cost/ Upfront Payments/ Premiums Received	Value	Percent of Net Assets
UBS U.S. Large Cap Equity	BNY Institutional Cash Reserves Fund, Series B	818,750	09/12/08	$818,750	$655,000	0.4%
				$818,750	$655,000	0.4%
Van Kampen Comstock	BNY Institutional Cash Reserves Fund, Series B	966,595	09/12/08	$966,595	$773,276	0.3%
				$966,595	$773,276	0.3%

NOTE 13 — LINE OF CREDIT

The Portfolios, in addition to certain other Portfolios managed by the Investment Advisers, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with The Bank of New York Mellon for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of an investor in the Portfolios. The Portfolios pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. The following Portfolios utilized the line of credit during the period ended June 30, 2010:

Portfolio	Days Utilized	Approximate Average Daily Balance	Approximate Weighted Average Interest Rate
Columbia Small Cap Value	2	$600,000	1.45%
Davis New York Venture	9	2,381,111	1.45
Legg Mason ClearBridge Aggressive Growth	46	573,152	1.44
Oppenheimer Global Strategic Income	6	2,245,000	1.13
PIMCO Total Return(1)	2	4,752,500	1.35
Pioneer High Yield	18	1,838,611	1.43
T. Rowe Price Diversified Mid Cap Growth	6	936,279	1.38
T. Rowe Price Growth Equity	1	1,945,000	1.37
Templeton Foreign Equity	11	1,756,818	1.40
Thornburg Value	1	550,000	1.45
UBS U.S. Large Cap Equity	5	1,018,000	1.40
Van Kampen Comstock	1	1,040,000	1.43

(1) At June 30, 2010, PIMCO Total Return had an outstanding balance of $515,000.

NOTE 14 — CONCENTRATION OF RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. Each Portfolio's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by each Portfolio and its corresponding risks, see the Portfolios' most recent Prospectus and/or the Statement of Additional Information.

Foreign Securities. Investments in foreign securities may entail risks not present in domestic investments. Since securities in which a Portfolio may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Portfolio. Foreign investments may also subject a Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of a Portfolio investments.

Emerging Markets Risk. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investments in emerging market countries present risks in a greater degree than, and in addition to, those presented by investments in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Terminated Investment Contracts. During the year ended December 31, 2008, Lehman Brothers Holdings, Inc. ("LBHI") and certain of its affiliates sought

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 14 — CONCENTRATION OF RISKS (continued)

protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. During that period, Oppenheimer Global Strategic Income had outstanding securities trades with counterparties affiliated with LBHI. As a result of these events, LBHI's affiliates were unable to fulfill their commitments and, in certain cases, Oppenheimer Global Strategic Income terminated its trades and related agreements with the relevant entities and, where appropriate, is in the process of pursuing claims for damages. Management has determined that the financial impact to the Portfolio relating to these events is immaterial.

NOTE 15 — SECURITIES LENDING

Under an agreement with The Bank of New York Mellon ("BNY"), the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the "Agreement"). The Portfolios bear the risk of loss with respect to the investment of collateral. Currently, the cash collateral is invested in the BNY Mellon Overnight Government Fund (formerly, The BNY Institutional Cash Reserves Fund — Series A) and the BNY Institutional Cash Reserves Fund — Series B ("BICR — Series B"), each a series within the BNY Institutional Cash Reserves Trust (collectively, the "BICR Fund"). BNY serves as investment manager, custodian and operational trustee of the BICR Fund. As of June 30, 2010, and throughout the period covered by this report, BICR-Series B held certain defaulted securities issued by Lehman Brothers Holdings, Inc. (the "Lehman Securities"). The Lehman Securities have market values significantly below amortized cost. On May 22, 2009, the Portfolios agreed to the terms of a capital support agreement (the "Capital Support Agreement") extended by The Bank of New York Mellon Corporation ("BNYC"), an affiliated company of BNY, for the Lehman Securities held by BICR- Series B. Under the terms of the Capital Support Agreement, BNYC will support the value of the Lehman Securities up to 80% of the par value (the remaining 20% of the par value represents an unrealized loss to the Portfolios) and subject, in part, to the Portfolios' continued participation in the BNY securities lending program through September 15, 2011. At September 15, 2011, if the Portfolios have complied with the requirements under the Capital Support Agreement to continue to participate in the BNY securities lending program and if such securities have not otherwise been sold, the Portfolios will have the right to sell the defaulted securities to BNYC at a price equal to 80% of par value. The recorded value of each Portfolio's investment in BICR-Series B includes the value of the underlying securities held by BICR-Series B and the estimated value of the support to be provided by BNYC. The investments in the BNY Mellon Overnight Government Fund and in BICR-Series B are included in the Portfolio of Investments under Securities Lending Collateral and the unrealized loss on BICR-Series B is included in Net Unrealized Depreciation on the Statements of Assets and Liabilities.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower's failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. At June 30, 2010, the following Portfolios had securities on loan with the following market values:

Portfolio	Value of Securities Loaned	Cash Collateral Received*
American Century Small-Mid Cap Value	$5,284,924	$5,489,275
JPMorgan Mid Cap Value	11,040,176	11,441,523
Legg Mason ClearBridge Aggressive Growth	9,316,431	9,576,932
Oppenheimer Global	17,944,943	18,811,215
Oppenheimer Global Strategic Income	20,700,532	21,204,041
PIMCO Total Return	71,306,411	72,773,637
T. Rowe Price Diversified Mid Cap Growth	31,121,348	31,984,265
T. Rowe Price Growth Equity	11,604,183	11,910,699
Thornburg Value	6,997,757	7,272,199
UBS U.S. Large Cap Equity	799,727	831,636
Van Kampen Comstock	2,546,157	2,628,716

* Cash Collateral received was invested in the BICR Fund, the fair value of which is presented in the respective Portfolios' Portfolio of Investments.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 16 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, income from passive foreign investment corporations, wash sale deferrals and the expiration of capital loss carryforwards. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
	Ordinary Income	Ordinary Income	Long-Term Capital Gains
American Century Small-Mid Cap Value	$—	$1,612,563	$—
Columbia Small Cap Value	—	4,830,510	—
Davis New York Venture	—	2,934,979	—
JPMorgan Mid Cap Value	—	2,752,613	3,205,983
Oppenheimer Global	—	34,288,307	25,396,221
Oppenheimer Global Strategic Income	—	17,500,385	—
PIMCO Total Return	—	33,533,236	11,780,452
Pioneer High Yield	2,909,233	14,478,661	—
T. Rowe Price Diversified Mid Cap Growth	—	2,498,706	—
T. Rowe Price Growth Equity	—	1,124,967	—
Thornburg Value	—	3,498,392	—
UBS U.S. Large Cap Equity	—	2,340,640	—
Van Kampen Comstock	—	7,073,003	—
Van Kampen Equity and Income	—	13,845,411	—

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2009 were:

	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Post-October Capital Loss Deferred	Post-October Currency Loss Deferred	Capital Loss Carryforwards	Expiration Dates
American Century Small-Mid Cap Value	$1,813,934	$5,744,040	$(40,324)	$(63,036)	$(8,321,424)	2016
					(8,953,193)	2017
					$(17,274,617)
Baron Asset	—	(67,618)	(65,400)	—	(907,070)	2016
					(820,634)	2017
					$(1,727,704)
Baron Small Cap Growth	—	161,380,653	—	—	(141,956,587)	2016
					(15,294,592)	2017
					$(157,251,179)
Columbia Small Cap Value	2,719,427	19,208,470	—	—	(23,211,785)	2016
					(95,750,634)	2017
					$(118,962,419)
Davis New York Venture	2,263,182	13,232,658	—	—	(23,366,240)	2016
					(57,895,293)	2017
					$(81,261,533)
JPMorgan Mid Cap Value	357,303	3,114,616	(4,723,597)	—	(28,762,183)	2017
Legg Mason ClearBridge Aggressive Growth	—	18,187,390	—	—	(173,495,258)	2010
Oppenheimer Global	25,907,128	64,385,687	—	(53,648)	(64,660,749)	2017
Oppenheimer Global Strategic Income	14,792,864	(5,190,787)	—	—	(13,743,982)	2016
					(20,807,962)	2017
					$(34,551,944)
PIMCO Total Return	37,881,574	1,617,779	—	—	—	—

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 16 — FEDERAL INCOME TAXES (continued)

	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Post-October Capital Loss Deferred	Post-October Currency Loss Deferred	Capital Loss Carryforwards	Expiration Dates
Pioneer High Yield	$436,393	$11,314,064	$—	$—	$(436,910)	2013
					(6,878,115)	2015
					(7,335,080)	2016
					(23,259,623)	2017
					$(37,909,728)*
T. Rowe Price Diversified Mid Cap Growth	431,213	(1,676,899)	—	—	(15,259,639)	2016
					(21,761,980)	2017
					$(37,021,619)
T. Rowe Price Growth Equity	357,407	153,037,242	—	—	(104,261,565)	2016
					(107,754,093)	2017
					$(212,015,658)
Templeton Foreign Equity	12,845,754	1,961,307	—	—	(33,953,300)	2016
					(133,709,136)	2017
					$(167,662,436)
Thornburg Value	4,654,763	19,013,543	—	—	(113,367,765)	2010
					(43,249,649)	2016
					(26,137,641)	2017
					$(182,755,055)
UBS U.S. Large Cap Equity	326,086	18,370,127	—	—	(34,168,348)	2010
					(39,939,281)	2016
					(84,654,342)	2017
					$(158,761,971)
Van Kampen Comstock	1,261,466	(4,698,819)	—	—	(127,209,086)	2016
					(130,908,420)	2017
					$(258,117,506)
Van Kampen Equity and Income	2,817,785	59,488,900	—	—	(67,673,250)	2016
					(31,391,642)	2017
					$(99,064,892)

*  Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code. Amounts and years of expiration may be adjusted to reflect future gain/loss activity to comply with the limitation rules.

The Portfolios' major tax jurisdictions are federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2005.

As of June 30, 2010, no provisions for income tax would be required in the Portfolios' financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 17 — SUBSEQUENT EVENTS

On July 15, 2010, the Board approved DSL contractually waiving a portion of the advisory fee for T. Rowe Price Growth Equity based on the aggregated net assets of T. Rowe Price Growth Equity and ING T. Rowe Price Equity Income Portfolio, which is not included in this report. The advisory fee payable to DSL will be waived in amounts equal to 50% of the total aggregated savings to DSL in excess of $500,000 as a result of a reduction in the amount of sub-advisory fees paid to T-Rowe Price by DSL. The savings will be allocated pro rata between the Portfolios based on each Portfolio's contribution to the amount saved for the period from June 1, 2010 through May 1, 2012.

The waiver became effective retroactively to June 1, 2010; however there were no amounts waived during the period from June 1, 2010 to June 30, 2010, for T. Rowe Price Growth Equity.

Dividends. Subsequent to June 30, 2010, the following Portfolios declared dividends and distributions of:

	Per Share Amounts
	Net Investment Income	Short-Term Capital Gains	Payable Date	Record Date
American Century Small-Mid Cap Value
Class ADV	$0.1030	$—	August 13, 2010	August 11, 2010
Class I	$0.1282	$—	August 13, 2010	August 11, 2010
Class S	$0.1143	$—	August 13, 2010	August 11, 2010
Class S2	$0.1007	$—	August 13, 2010	August 11, 2010

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 17 — SUBSEQUENT EVENTS (continued)

	Per Share Amounts
	Net Investment Income	Short-Term Capital Gains	Payable Date	Record Date
Columbia Small Cap Value
Class ADV	$0.1255	$—	August 13, 2010	August 11, 2010
Class I	$0.1393	$—	August 13, 2010	August 11, 2010
Class S	$0.1156	$—	August 13, 2010	August 11, 2010
Class S2	$0.1153	$—	August 13, 2010	August 11, 2010
Davis New York Venture
Class ADV	$0.0501	$—	August 13, 2010	August 11, 2010
Class I	$0.1001	$—	August 13, 2010	August 11, 2010
Class S	$0.0678	$—	August 13, 2010	August 11, 2010
JPMorgan Mid Cap Value
Class ADV	$0.0157	$—	August 13, 2010	August 11, 2010
Class I	$0.0160	$—	August 13, 2010	August 11, 2010
Class S	$0.0158	$—	August 13, 2010	August 11, 2010
Class S2	$0.0157	$—	August 13, 2010	August 11, 2010
Oppenheimer Global
Class ADV	$0.1656	$—	August 13, 2010	August 11, 2010
Class I	$0.2077	$—	August 13, 2010	August 11, 2010
Class S	$0.1786	$—	August 13, 2010	August 11, 2010
Class S2	$0.1732	$—	August 13, 2010	August 11, 2010
Oppenheimer Global Strategic Income
Class ADV	$0.3483	$—	August 13, 2010	August 11, 2010
Class I	$0.3485	$—	August 13, 2010	August 11, 2010
Class S	$0.3483	$—	August 13, 2010	August 11, 2010
Class S2	$0.3485	$—	August 13, 2010	August 11, 2010
PIMCO Total Return
Class ADV	$0.3904	$0.0162	August 13, 2010	August 11, 2010
Class I	$0.4176	$0.0162	August 13, 2010	August 11, 2010
Class S	$0.3989	$0.0162	August 13, 2010	August 11, 2010
Class S2	$0.4172	$0.0162	August 13, 2010	August 11, 2010
Pioneer High Yield
Class ADV	$0.0533	$—	August 2, 2010	Daily
Class I	$0.0576	$—	August 2, 2010	Daily
Class S	$0.0554	$—	August 2, 2010	Daily
T. Rowe Price Diversified Mid Cap Growth
Class ADV	$0.0042	$—	August 13, 2010	August 11, 2010
Class I	$0.0044	$—	August 13, 2010	August 11, 2010
Class S	$0.0043	$—	August 13, 2010	August 11, 2010
Class S2	$0.0043	$—	August 13, 2010	August 11, 2010

	Per Share Amounts
	Net Investment Income	Short-Term Capital Gains	Payable Date	Record Date
T. Rowe Price Growth Equity
Class ADV	$0.0169	$—	August 13, 2010	August 11, 2010
Class I	$0.0180	$—	August 13, 2010	August 11, 2010
Class S	$0.0173	$—	August 13, 2010	August 11, 2010
Class S2	$0.0170	$—	August 13, 2010	August 11, 2010
Templeton Foreign Equity
Class ADV	$0.1975	$—	August 13, 2010	August 11, 2010
Class I	$0.2390	$—	August 13, 2010	August 11, 2010
Class S	$0.2196	$—	August 13, 2010	August 11, 2010
Class S2	$0.2148	$—	August 13, 2010	August 11, 2010
Thornburg Value
Class ADV	$0.4077	$—	August 13, 2010	August 11, 2010
Class I	$0.4473	$—	August 13, 2010	August 11, 2010
Class S	$0.4129	$—	August 13, 2010	August 11, 2010
Class S2	$0.4473	$—	August 13, 2010	August 11, 2010
UBS U.S. Large Cap Equity
Class ADV	$0.0158	$—	August 13, 2010	August 11, 2010
Class I	$0.0160	$—	August 13, 2010	August 11, 2010
Class S	$0.0158	$—	August 13, 2010	August 11, 2010
Van Kampen Comstock
Class ADV	$0.0368	$—	August 13, 2010	August 11, 2010
Class I	$0.0371	$—	August 13, 2010	August 11, 2010
Class S	$0.0370	$—	August 13, 2010	August 11, 2010
Van Kampen Equity and Income
Class ADV	$0.1113	$—	August 13, 2010	August 11, 2010
Class I	$0.1122	$—	August 13, 2010	August 11, 2010
Class S	$0.1117	$—	August 13, 2010	August 11, 2010
Class S2	$0.1121	$—	August 13, 2010	August 11, 2010

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

ING AMERICAN CENTURY   SUMMARY PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED)

Industry Allocation
as of June 30, 2010
(as a percent of net assets)

Financials	28.0%
Industrials	15.1%
Consumer Discretionary	10.7%
Information Technology	9.0%
Utilities	8.7%
Energy	6.6%
Health Care	6.4%
Materials	5.6%
Consumer Staples	5.5%
Telecommunication Services	1.2%
Exchange-Traded Funds	1.1%
Other Assets and Liabilities - Net*	2.1%
Net Assets	100.0%

* Includes short-term investments related to ING Institutional Prime Money Market Fund — Class I and securities lending collateral.

Portfolio holdings are subject to change daily.

Shares			Value	Percent of Net Assets
COMMON STOCK: 89.9%
	Consumer Discretionary: 10.5%
6,500	I	CSS Industries, Inc.	$107,250	0.1
99,600	@, I	Entravision Communications Corp.	210,156	0.1
20,200		Fortune Brands, Inc.	791,436	0.5
27,859		Genuine Parts Co.	1,099,038	0.8
33,300	@, I	Journal Communications, Inc.	132,201	0.1
51,800	@, I	Lin TV Corp.	280,238	0.2
96,400		Lowe's Cos., Inc.	1,968,484	1.3
7,500	I	Sport Supply Group, Inc.	100,950	0.1
		Other Securities	10,560,121	7.3
			15,249,874	10.5
	Consumer Staples: 5.4%
20,400	@, I	Cellu Tissue Holdings, Inc.	158,508	0.1
64,378		ConAgra Foods, Inc.	1,501,295	1.0
7,200	I	Farmer Bros Co.	108,648	0.1
27,600		HJ Heinz Co.	1,192,872	0.8
29,723		Kimberly-Clark Corp.	1,802,105	1.3
19,700	@, I, L	Schiff Nutrition International, Inc.	140,264	0.1
		Other Securities	2,883,109	2.0
			7,786,801	5.4
	Energy: 6.6%
14,000		Devon Energy Corp.	852,880	0.6
57,200		Imperial Oil Ltd.	2,083,712	1.4
16,000		Murphy Oil Corp.	792,800	0.5
9,900	@, I	Williams Pipeline Partners L.P.	319,968	0.2
		Other Securities	5,623,698	3.9
			9,673,058	6.6
	Financials: 21.4%
23,500		ACE Ltd.	1,209,780	0.8
6,200	I	American National Bankshares I	132,618	0.1
50,800		AON Corp.	1,885,696	1.3

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY   SUMMARY PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
	Financials (continued)
8,400	I, L	Baldwin & Lyons, Inc.	$176,484	0.1
29,600		Chubb Corp.	1,480,296	1.0
27,336		Comerica, Inc.	1,006,785	0.7
21,449		Commerce Bancshares, Inc.	771,950	0.5
25,900	I, L	First Financial Northwest, Inc.	102,564	0.1
30,399	@, I	First Horizon National Corp.	348,069	0.2
41,500	@, I, L	Hampton Roads Bankshares, Inc.	31,125	0.0
79,189		HCC Insurance Holdings, Inc.	1,960,720	1.3
12,400	@, I, L	Heritage Financial Corp.	185,628	0.1
19,600	@, I	HFF, Inc.	138,572	0.1
13,400	I, L	K-Fed Bancorp	121,672	0.1
74,376		Marsh & McLennan Cos., Inc.	1,677,179	1.2
13,500	I	Mercer Insurance Group, Inc.	228,420	0.2
4,600	I, L	National Bankshares, Inc.	111,458	0.1
45,405		Northern Trust Corp.	2,120,414	1.5
11,100	I	Pacific Continental Corp.	105,117	0.1
59,478		People's United Financial, Inc.	802,953	0.6
14,300	I	Pzena Investment Management, Inc.	91,091	0.1
27,100		State Street Corp.	916,522	0.6
17,123		Transatlantic Holdings, Inc.	821,219	0.6
18,400		Travelers Cos., Inc.	906,200	0.6
13,800	I	Washington Banking Co.	176,502	0.1
		Other Securities	13,529,280	9.3
			31,038,314	21.4
	Health Care: 6.4%
39,900	@, I, L	Alliance Imaging, Inc.	161,196	0.1
18,301		Beckman Coulter, Inc.	1,103,367	0.8
21,000	@, I, L	Cutera, Inc.	193,410	0.1
27,400	@	LifePoint Hospitals, Inc.	860,360	0.6
10,400	I	National Healthcare Corp.	358,384	0.3
10,800	@, I	US Physical Therapy, Inc.	182,304	0.1
6,000	I	Utah Medical Products, Inc.	149,640	0.1
25,200	I, L	Young Innovations, Inc.	709,380	0.5
30,100	@	Zimmer Holdings, Inc.	1,626,905	1.1
		Other Securities	3,923,452	2.7
			9,268,398	6.4
	Industrials: 15.1%
51,732	@, I	Altra Holdings, Inc.	673,551	0.5
19,900		Emerson Electric Co.	869,431	0.6
35,242		Hubbell, Inc.	1,398,755	1.0
39,734		Kaydon Corp.	1,305,659	0.9
9,217	I	Lawson Products	156,505	0.1
26,900	I	LSI Industries, Inc.	131,272	0.1
84,917		Republic Services, Inc.	2,524,582	1.7
23,600	@	Thomas & Betts Corp.	818,920	0.6
32,932		Waste Management, Inc.	1,030,442	0.7
		Other Securities	12,957,767	8.9
			21,866,884	15.1

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY   SUMMARY PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
	Information Technology: 9.0%
97,200		Applied Materials, Inc.	$1,168,344	0.8
9,000	I	Bel Fuse, Inc.	148,590	0.1
4,700	I, L	Cass Information Systems, Inc.	160,975	0.1
47,189		Molex, Inc.	860,727	0.6
15,300	@, I, L	PC Connection, Inc.	92,718	0.1
22,494	@, I	Ulticom, Inc.	208,070	0.1
		Other Securities	10,379,229	7.2
			13,018,653	9.0
	Materials: 5.6%
35,683		Bemis Co.	963,441	0.6
13,424		Newmont Mining Corp.	828,798	0.6
25,067		Weyerhaeuser Co.	882,358	0.6
		Other Securities	5,540,990	3.8
			8,215,587	5.6
	Telecommunication Services: 1.2%
23,000	I	Consolidated Communications Holdings, Inc.	391,230	0.3
168,600		Qwest Communications International, Inc.	885,150	0.6
		Other Securities	501,922	0.3
			1,778,302	1.2
	Utilities: 8.7%
9,100	I	Artesian Resources Corp.	167,986	0.1
35,197		EQT Corp.	1,272,020	0.9
47,151		Great Plains Energy, Inc.	802,510	0.6
29,796		Northeast Utilities	759,202	0.5
75,500		NV Energy, Inc.	891,655	0.6
30,200		Pacific Gas & Electric Co.	1,241,220	0.9
65,215		Portland General Electric Co.	1,195,391	0.8
58,378		Westar Energy, Inc.	1,261,549	0.9
23,284		Wisconsin Energy Corp.	1,181,430	0.8
		Other Securities	3,810,788	2.6
			12,583,751	8.7
		Total Common Stock ( Cost $133,051,814 )	130,479,622	89.9
REAL ESTATE INVESTMENT TRUSTS: 5.2%
	Financials: 5.2%
32,350		Government Properties Income Trust	825,572	0.6
9,400	I	National Retail Properties, Inc.	201,536	0.1
44,168		Piedmont Office Realty Trust, Inc.	827,267	0.6
		Other Securities	5,622,898	3.9
		Total Real Estate Investment Trusts ( Cost $6,946,994 )	7,477,273	5.2
EXCHANGE-TRADED FUNDS: 1.1%
	Exchange-Traded Funds: 1.1%
17,200	L	iShares Russell 2000 Value Index Fund	981,088	0.7
		Other Securities	652,452	0.4
		Total Exchange-Traded Funds ( Cost $1,870,785 )	1,633,540	1.1

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY   SUMMARY PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
PREFERRED STOCK: 1.7%
	Consumer Discretionary: 0.2%
1,600	P, I	Callaway Golf Co.	$163,800	0.1
117	#, I	LodgeNet Interactive Corp.	137,914	0.1
			301,714	0.2
	Consumer Staples: 0.1%
179	P, I	Universal Corp.	169,647	0.1
	Financials: 1.4%
29,300	I	Aspen Insurance Holdings Ltd.	1,488,733	1.0
5,500	I	Entertainment Properties	141,350	0.1
2,610	I	Lexington Realty Trust	93,060	0.1
		Other Securities	252,280	0.2
			1,975,423	1.4
		Total Preferred Stock ( Cost $2,323,908 )	2,446,784	1.7
		Total Long-Term Investments ( Cost $144,193,501 )	142,037,219	97.9
SHORT-TERM INVESTMENTS: 5.7%
	Affiliated Mutual Fund: 2.0%
2,860,967		ING Institutional Prime Money Market Fund - Class I	2,860,967	2.0
		Total Mutual Fund ( Cost $2,860,967 )	2,860,967	2.0
	Securities Lending Collateralcc: 3.7%
5,338,073		BNY Mellon Overnight Government Fund (1)	5,338,073	3.6
151,202	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)	120,962	0.1
		Total Securities Lending Collateral ( Cost $5,489,275 )	5,459,035	3.7
		Total Short-Term Investments ( Cost $8,350,242 )	8,320,002	5.7
		Total Investments in Securities ( Cost $152,543,743 ) *	$150,357,221	103.6
		Other Assets and Liabilities - Net	(5,235,077)	(3.6)
		Net Assets	$145,122,144	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@  Non-income producing security

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

P  Preferred Stock may be called prior to convertible date.

cc  Securities purchased with cash collateral for securities loaned.

(1)  Collateral received from brokers for securites lending was invested in these short-term investments.

(2)  On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

I  Illiquid security

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY   SUMMARY PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

L  Loaned security, a portion or all of the security is on loan at June 30, 2010.

*  Cost for federal income tax purposes is $158,726,260.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$7,337,057
Gross Unrealized Depreciation	(15,706,096)
Net Unrealized Depreciation	$(8,369,039)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/10
Asset Table
Investments, at value
Common Stock*	$130,479,622	$—	$—	$130,479,622
Real Estate Investment Trusts	7,477,273	—	—	7,477,273
Exchange-Traded Funds	1,633,540	—	—	1,633,540
Preferred Stock	234,410	2,212,374	—	2,446,784
Short-Term Investments	8,199,040	—	120,962	8,320,002
Total Investments, at value	$148,023,885	$2,212,374	$120,962	$150,357,221
Other Financial Instruments+:
Forward foreign currency contracts	—	49,588	—	49,588
Total Assets	$148,023,885	$2,261,962	$120,962	$150,406,809

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2010:

	Beginning Balance 12/31/09	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/10
Asset Table
Investments, at value
Short-Term Investments	$120,962	$—	$—	$—	$—	$—	$—	$—	$120,962
Total Investments, at value	$120,962	$—	$—	$—	$—	$—	$—	$—	$120,962

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

*  For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2010 was as follows:

Derivatives not accounted for as hedging instruments under FASB ASC 815	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$49,588
Total Asset Derivatives		$49,588

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY   SUMMARY PORTFOLIO OF INVESTMENTS
SMALL-MID CAP VALUE PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio's Statement of Operations for the six months ended June 30, 2010 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under FASB ASC 815	Foreign currency related transactions*
Foreign exchange contracts	$35,433
Total	$35,433
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under FASB ASC 815	Foreign currency related transactions*
Foreign exchange contracts	$33,696
Total	$33,696

*  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

At June 30, 2010 the following forward foreign currency contracts were outstanding for the ING American Century Small-Mid Cap Value Portfolio :

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Canadian Dollar CAD 1,850,954	SELL	07/30/10	USD 1,787,981	1,738,393	$49,588
					$49,588

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BARON ASSET PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED)

Industry Allocation
as of June 30, 2010
(as a percent of net assets)

Industrials	19.3%
Consumer Discretionary	18.9%
Health Care	17.1%
Financials	15.8%
Information Technology	9.6%
Energy	7.8%
Telecommunication Services	3.3%
Materials	1.7%
Other Assets and Liabilities - Net	6.5%
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Shares			Value	Percent of Net Assets
COMMON STOCK: 91.7%
	Consumer Discretionary: 18.9%
2,550		Choice Hotels International, Inc.	$77,036	0.9
4,350		DeVry, Inc.	228,332	2.6
4,500	@	Dick's Sporting Goods, Inc.	112,005	1.3
4,060	@	Discovery Communications, Inc. - Class A	144,983	1.7
2,760	@	Hyatt Hotels Corp.	102,368	1.2
4,700	@	Lamar Advertising Co.	115,244	1.3
2,900		Polo Ralph Lauren Corp.	211,584	2.4
3,700		Tiffany & Co.	140,267	1.6
3,290	@	Urban Outfitters, Inc.	113,143	1.3
1,510		Wynn Resorts Ltd.	115,168	1.3
		Other Securities	292,679	3.3
			1,652,809	18.9
	Energy: 7.8%
1,010	@	Core Laboratories NV	149,086	1.7
3,500		Helmerich & Payne, Inc.	127,820	1.5
2,350		Range Resources Corp.	94,353	1.1
6,500		Southern Union Co.	142,090	1.6
1,830	@	Ultra Petroleum Corp.	80,978	0.9
1,110	@	Whiting Petroleum Corp.	87,046	1.0
			681,373	7.8
	Financials: 14.0%
3,250	@	Arch Capital Group Ltd.	242,125	2.8
13,000	@	CB Richard Ellis Group, Inc.	176,930	2.0
17,500		Charles Schwab Corp.	248,144	2.8
300		CME Group, Inc.	84,465	1.0
7,400		Eaton Vance Corp.	204,314	2.3
4,500	@	MSCI, Inc. - Class A	123,300	1.4
		Other Securities	147,817	1.7
			1,227,095	14.0
	Health Care: 17.1%
4,600	@	Community Health Systems, Inc.	155,526	1.8
3,300	@	Covance, Inc.	169,356	1.9
3,400		Densply International, Inc.	101,694	1.2
2,300	@	Henry Schein, Inc.	126,270	1.4
4,550	@	Idexx Laboratories, Inc.	277,095	3.2

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BARON ASSET PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
	Health Care (continued)
350	@	Intuitive Surgical, Inc.	$110,467	1.3
1,210	@	Mettler Toledo International, Inc.	135,072	1.5
2,250	@	Thermo Fisher Scientific, Inc.	110,363	1.3
6,200	@	VCA Antech, Inc.	153,512	1.7
		Other Securities	160,134	1.8
			1,499,489	17.1
	Industrials: 19.3%
4,300		CH Robinson Worldwide, Inc.	239,338	2.7
4,100	@	Copart, Inc.	146,821	1.7
4,400		Expeditors International Washington, Inc.	151,844	1.7
4,550		Fastenal Co.	228,365	2.6
1,650		MSC Industrial Direct Co.	83,589	1.0
4,940	@	Quanta Services, Inc.	102,011	1.2
5,670		Ritchie Brothers Auctioneers, Inc.	103,307	1.2
3,000		Robert Half International, Inc.	70,650	0.8
3,370	@	Stericycle, Inc.	221,005	2.5
4,520	@	Verisk Analytics, Inc.	135,148	1.5
		Other Securities	209,660	2.4
			1,691,738	19.3
	Information Technology: 9.6%
2,270	@	Ansys, Inc.	92,094	1.1
2,370	@	Equinix, Inc.	192,491	2.2
3,050		Factset Research Systems, Inc.	204,320	2.3
3,150	@	Flir Systems, Inc.	91,634	1.0
9,010	@	Gartner, Inc.	209,483	2.4
		Other Securities	53,210	0.6
			843,232	9.6
	Materials: 1.7%
2,710		Ecolab, Inc.	121,706	1.4
		Other Securities	24,539	0.3
			146,245	1.7
	Telecommunication Services: 3.3%
3,020	@	NII Holdings, Inc.	98,210	1.1
5,490	@	SBA Communications Corp.	186,715	2.2
			284,925	3.3
		Total Common Stock ( Cost $8,223,242 )	8,026,906	91.7
REAL ESTATE INVESTMENT TRUSTS: 1.8%
	Financials: 1.8%
1,340		Alexandria Real Estate Equities, Inc.	84,916	1.0
		Other Securities	69,437	0.8
		Total Real Estate Investment Trusts ( Cost $135,937 )	154,353	1.8
		Total Investments in Securities ( Cost $8,359,179 ) *	$8,181,259	93.5
		Other Assets and Liabilities - Net	569,010	6.5
		Net Assets	$8,750,269	100.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING BARON ASSET PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@  Non-income producing security

*  Cost for federal income tax purposes is $8,446,434.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$868,910
Gross Unrealized Depreciation	(1,134,085)
Net Unrealized Depreciation	$(265,175)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/10
Asset Table
Investments, at value
Common Stock*	$8,026,906	$—	$—	$8,026,906
Real Estate Investment Trusts	154,353	—	—	154,353
Total Investments, at value	$8,181,259	$—	$—	$8,181,259

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*  For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

ING BARON SMALL CAP   SUMMARY PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED)

Industry Allocation
as of June 30, 2010
(as a percent of net assets)

Consumer Discretionary	26.4%
Health Care	14.4%
Financials	12.1%
Energy	11.6%
Information Technology	11.5%
Industrials	10.7%
Consumer Staples	6.4%
Utilities	1.2%
Telecommunication Services	0.8%
Other Assets and Liabilities - Net*	4.9%
Net Assets	100.0%

* Includes short-term investments related to ING Institutional Prime Money Market Fund — Class I.

Portfolio holdings are subject to change daily.

Shares			Value	Percent of Net Assets
COMMON STOCK: 91.0%
	Consumer Discretionary: 26.4%
605,000		Anhanguera Educacional Participacoes SA	$9,049,862	1.3
540,000		Choice Hotels International, Inc.	16,313,400	2.4
325,000		DeVry, Inc.	17,059,250	2.5
575,000	@	Dick's Sporting Goods, Inc.	14,311,750	2.1
279,746	@	J Crew Group, Inc.	10,297,450	1.5
700,000	@	LKQ Corp.	13,496,000	2.0
239,000	@	Morningstar, Inc.	10,162,280	1.5
123,000	@	Panera Bread Co.	9,260,670	1.4
200,000	@	Peet's Coffee & Tea, Inc.	7,854,000	1.2
425,000	@	Penn National Gaming, Inc.	9,817,500	1.5
40,000		Strayer Education, Inc.	8,315,600	1.2
400,269	@	Under Armour, Inc.	13,260,912	2.0
475,000	@	Vail Resorts, Inc.	16,582,250	2.5
		Other Securities	22,356,980	3.3
			178,137,904	26.4
	Consumer Staples: 6.4%
125,000		Church & Dwight Co., Inc.	7,838,750	1.2
185,000		Diamond Foods, Inc.	7,603,500	1.1
675,000	@	Dole Food Co., Inc.	7,040,250	1.0
144,379	@	Ralcorp Holdings, Inc.	7,911,969	1.2
		Other Securities	12,849,680	1.9
			43,244,149	6.4
	Energy: 11.6%
105,278		CARBO Ceramics, Inc.	7,600,019	1.1
100,000	@	Core Laboratories NV	14,761,000	2.2
594,500	@	Denbury Resources, Inc.	8,703,480	1.3
115,000	@	SEACOR Holdings, Inc.	8,125,900	1.2
192,500		SM Energy Co.	7,730,800	1.2
400,000		Southern Union Co.	8,744,000	1.3
		Other Securities	22,461,250	3.3
			78,126,449	11.6

See Accompanying Notes to Financial Statements

ING BARON SMALL CAP   SUMMARY PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
	Financials: 8.0%
230,958		Eaton Vance Corp.	$6,376,750	1.0
415,000	@	Interactive Brokers Group, Inc.	6,889,000	1.0
622,440	@	MSCI, Inc. - Class A	17,054,855	2.5
		Other Securities	23,406,210	3.5
			53,726,815	8.0
	Health Care: 14.4%
404,500	@	AMERIGROUP Corp.	13,138,159	2.0
400,000	@	Community Health Systems, Inc.	13,524,000	2.0
200,000	@	Edwards Lifesciences Corp.	11,204,000	1.7
180,000	@	Gen-Probe, Inc.	8,175,600	1.2
160,000	@	Idexx Laboratories, Inc.	9,744,000	1.4
135,000	@	Mettler Toledo International, Inc.	15,070,050	2.2
299,858	@	VCA Antech, Inc.	7,424,484	1.1
		Other Securities	18,735,891	2.8
			97,016,184	14.4
	Industrials: 10.7%
275,000	@	Aecom Technology Corp.	6,341,500	0.9
275,000	@	Copart, Inc.	9,847,750	1.5
495,461	@	Generac Holdings, Inc.	6,941,409	1.0
350,000	@	Genesee & Wyoming, Inc.	13,058,500	1.9
432,151		Ritchie Brothers Auctioneers, Inc.	7,873,791	1.2
400,000	@	Tetra Tech, Inc.	7,844,000	1.2
		Other Securities	20,224,200	3.0
			72,131,150	10.7
	Information Technology: 11.5%
250,000	@	Ansys, Inc.	10,142,500	1.5
120,000	@	Equinix, Inc.	9,746,400	1.4
430,000	@	Gartner, Inc.	9,997,500	1.5
230,500		Pegasystems, Inc.	7,401,355	1.1
99,500		Totvs SA	7,295,197	1.1
190,000	@	WebMD Health Corp.	8,821,700	1.3
		Other Securities	24,124,850	3.6
			77,529,502	11.5
	Telecommunication Services: 0.8%
		Other Securities	5,161,494	0.8
	Utilities: 1.2%
160,000		ITC Holdings Corp.	8,465,600	1.2
		Total Common Stock ( Cost $478,986,180 )	613,539,247	91.0

See Accompanying Notes to Financial Statements

ING BARON SMALL CAP   SUMMARY PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares		Value	Percent of Net Assets
REAL ESTATE INVESTMENT TRUSTS: 4.1%
	Financials: 4.1%
24,300	Alexander's, Inc.	$7,360,956	1.1
100,000	Alexandria Real Estate Equities, Inc.	6,337,000	0.9
135,000	Digital Realty Trust, Inc.	7,786,800	1.2
	Other Securities	6,230,150	0.9
	Total Real Estate Investment Trusts ( Cost $21,458,604 )	27,714,906	4.1
	Total Long-Term Investments ( Cost $500,444,784 )	641,254,153	95.1
SHORT-TERM INVESTMENTS: 5.0%
	Affiliated Mutual Fund: 5.0%
33,751,751	ING Institutional Prime Money Market Fund - Class I	33,751,751	5.0
	Total Short-Term Investments ( Cost $33,751,751 )	33,751,751	5.0
	Total Investments in Securities ( Cost $534,196,535 ) *	$675,005,904	100.1
	Other Assets and Liabilities - Net	(397,618)	(0.1)
	Net Assets	$674,608,286	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@  Non-income producing security

*  Cost for federal income tax purposes is $534,331,762.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$160,281,964
Gross Unrealized Depreciation	(19,607,822)
Net Unrealized Appreciation	$140,674,142

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/10
Asset Table
Investments, at value
Common Stock*	$613,539,247	$—	$—	$613,539,247
Real Estate Investment Trusts	27,714,906	—	—	27,714,906
Short-Term Investments	33,751,751	—	—	33,751,751
Total Investments, at value	$675,005,904	$—	$—	$675,005,904

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*  For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

ING COLUMBIA SMALL CAP   SUMMARY PORTFOLIO OF INVESTMENTS
VALUE PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED)

Industry Allocation
as of June 30, 2010
(as a percent of net assets)

Financials	31.7%
Industrials	18.3%
Information Technology	11.4%
Consumer Discretionary	10.1%
Materials	6.8%
Health Care	6.7%
Energy	4.8%
Utilities	4.0%
Consumer Staples	2.2%
Telecommunication Services	0.6%
Other Assets and Liabilities - Net*	3.4%
Net Assets	100.0%

* Includes short-term investments related to ING Institutional Prime Money Market Fund — Class I.

Portfolio holdings are subject to change daily.

Shares			Value	Percent of Net Assets
COMMON STOCK: 87.4%
	Consumer Discretionary: 10.1%
120,000		Foot Locker, Inc.	$1,514,400	0.8
85,000	@	Helen of Troy Ltd.	1,875,100	1.0
310,000		Stewart Enterprises, Inc.	1,677,100	0.9
		Other Securities	13,688,820	7.4
			18,755,420	10.1
	Consumer Staples: 2.2%
38,800	@	American Italian Pasta Co.	2,051,356	1.1
		Other Securities	2,069,581	1.1
			4,120,937	2.2
	Energy: 4.8%
48,000	@	Oil States International, Inc.	1,899,840	1.0
67,000	@	Swift Energy Co.	1,802,970	1.0
		Other Securities	5,206,890	2.8
			8,909,700	4.8
	Financials: 22.5%
118,000	@	Cardtronics, Inc.	1,529,280	0.8
85,000		Community Bank System, Inc.	1,872,550	1.0
80,000		Delphi Financial Group	1,952,800	1.1
105,000		East-West Bancorp., Inc.	1,601,250	0.9
130,000		First Niagara Financial Group, Inc.	1,628,900	0.9
34,000		IBERIABANK Corp.	1,750,320	0.9
80,000		Independent Bank Corp.	1,974,400	1.1
153,000		Northwest Bancshares, Inc.	1,754,910	0.9
52,000		Platinum Underwriters Holdings Ltd.	1,887,080	1.0
46,000		Prosperity Bancshares, Inc.	1,598,500	0.9
95,000	@	Texas Capital Bancshares, Inc.	1,558,000	0.8
160,000		Umpqua Holdings Corp.	1,836,800	1.0
		Other Securities	20,609,313	11.2
			41,554,103	22.5

See Accompanying Notes to Financial Statements

ING COLUMBIA SMALL CAP   SUMMARY PORTFOLIO OF INVESTMENTS
VALUE PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
	Health Care: 6.7%
46,000	@	Amedisys, Inc.	$2,022,620	1.1
55,000		Cooper Cos., Inc.	2,188,450	1.2
124,000	@	Healthspring, Inc.	1,923,240	1.0
120,000	@	Kindred Healthcare, Inc.	1,540,800	0.8
		Other Securities	4,713,111	2.6
			12,388,221	6.7
	Industrials: 18.3%
93,000		Barnes Group, Inc.	1,524,270	0.8
70,000	@	BE Aerospace, Inc.	1,780,100	1.0
85,000		Deluxe Corp.	1,593,750	0.9
39,000	@	Esterline Technologies Corp.	1,850,550	1.0
47,000		Gardner Denver, Inc.	2,095,730	1.1
78,000		Textainer Group Holdings Ltd.	1,882,920	1.0
190,000	@	United Rentals, Inc.	1,770,800	1.0
140,000	@	Waste Services, Inc.	1,632,400	0.9
		Other Securities	19,620,791	10.6
			33,751,311	18.3
	Information Technology: 11.4%
100,000	@	Ariba, Inc.	1,593,000	0.9
230,000	@	Lawson Software, Inc.	1,679,000	0.9
190,000	@	Mentor Graphics Corp.	1,681,500	0.9
72,500	@	Rogers Corp.	2,013,325	1.1
		Other Securities	14,084,821	7.6
			21,051,646	11.4
	Materials: 6.8%
320,000	@	Boise, Inc.	1,756,800	0.9
37,000		Rock-Tenn Co.	1,837,790	1.0
67,000	@	Rockwood Holdings, Inc.	1,520,230	0.8
67,000	@	RTI International Metals, Inc.	1,615,370	0.9
34,000		Schweitzer-Mauduit International, Inc.	1,715,300	0.9
121,000	@	Solutia, Inc.	1,585,100	0.9
		Other Securities	2,511,015	1.4
			12,541,605	6.8
	Telecommunication Services: 0.6%
		Other Securities	1,028,999	0.6
	Utilities: 4.0%
78,000		Atmos Energy Corp.	2,109,118	1.1
60,000		New Jersey Resources Corp.	2,112,000	1.2
95,000		Westar Energy, Inc.	2,052,950	1.1
		Other Securities	1,116,960	0.6
			7,391,028	4.0
		Total Common Stock ( Cost $156,195,310 )	161,492,970	87.4

See Accompanying Notes to Financial Statements

ING COLUMBIA SMALL CAP   SUMMARY PORTFOLIO OF INVESTMENTS
VALUE PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares		Value	Percent of Net Assets
REAL ESTATE INVESTMENT TRUSTS: 9.2%
	Financials: 9.2%
180,000	Brandywine Realty Trust	$1,935,000	1.0
66,500	DuPont Fabros Technology, Inc.	1,633,240	0.9
90,000	LaSalle Hotel Properties	1,851,300	1.0
43,000	Mid-America Apartment Communities, Inc.	2,213,210	1.2
94,000	Omega Healthcare Investors, Inc.	1,873,420	1.0
260,900	U-Store-It Trust	1,946,314	1.1
	Other Securities	5,461,922	3.0
	Total Real Estate Investment Trusts ( Cost $16,472,887 )	16,914,406	9.2
	Total Long-Term Investments ( Cost $172,668,197 )	178,407,376	96.6
SHORT-TERM INVESTMENTS: 2.9%
	Affiliated Mutual Fund: 2.9%
5,365,536	ING Institutional Prime Money Market Fund - Class I	5,365,536	2.9
	Total Short-Term Investments ( Cost $5,365,536 )	5,365,536	2.9
	Total Investments in Securities ( Cost $178,033,733 ) *	$183,772,912	99.5
	Other Assets and Liabilities - Net	966,286	0.5
	Net Assets	$184,739,198	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@  Non-income producing security

*  Cost for federal income tax purposes is $184,882,789.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$19,872,278
Gross Unrealized Depreciation	(20,982,155)
Net Unrealized Depreciation	$(1,109,877)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/10
Asset Table
Investments, at value
Common Stock*	$161,492,970	$—	$—	$161,492,970
Real Estate Investment Trusts	16,914,406	—	—	16,914,406
Short-Term Investments	5,365,536	—	—	5,365,536
Total Investments, at value	$183,772,912	$—	$—	$183,772,912

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*  For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

ING DAVIS   SUMMARY PORTFOLIO OF INVESTMENTS
NEW YORK VENTURE PORTFOLIO  AS OF JUNE 30, 2010 (UNAUDITED)

Industry Allocation
as of June 30, 2010
(as a percent of net assets)

Financials	28.7%
Consumer Staples	15.8%
Energy	15.0%
Health Care	11.1%
Information Technology	7.1%
Consumer Discretionary	6.5%
Materials	5.9%
Industrials	5.2%
Telecommunication Services	0.4%
Other Assets and Liabilities - Net*	4.3%
Net Assets	100.0%

* Includes short-term investments related to commercial paper.

Portfolio holdings are subject to change daily.

Shares			Value	Percent of Net Assets
COMMON STOCK: 94.9%
	Consumer Discretionary: 5.9%
183,300	@	Bed Bath & Beyond, Inc.	$6,796,764	1.6
187,499	@	Carmax, Inc.	3,731,230	0.8
5,486	@, I, X	FHC Delaware, Inc.	55	0.0
149,650		Harley-Davidson, Inc.	3,326,720	0.8
254,170		News Corp. - Class A	3,039,873	0.7
114,100		Walt Disney Co.	3,594,150	0.8
		Other Securities	5,116,630	1.2
			25,605,422	5.9
	Consumer Staples: 15.8%
151,950		Coca-Cola Co.	7,615,734	1.8
303,425		Costco Wholesale Corp.	16,636,793	3.9
440,727		CVS Caremark Corp.	12,922,116	3.0
90,900		Diageo PLC ADR	5,703,066	1.3
123,700		Heineken Holding NV	4,519,042	1.0
90,602		Philip Morris International, Inc.	4,153,196	1.0
142,510		Procter & Gamble Co.	8,547,750	2.0
		Other Securities	7,936,284	1.8
			68,033,981	15.8
	Energy: 15.0%
334,420		Canadian Natural Resources Ltd.	11,112,777	2.6
218,720		Devon Energy Corp.	13,324,422	3.1
174,600		EOG Resources, Inc.	17,175,402	4.0
197,830		Occidental Petroleum Corp.	15,262,585	3.5
270,000	@	OGX Petroleo e Gas Participacoes S.A.	2,508,532	0.6
		Other Securities	5,094,565	1.2
			64,478,283	15.0
	Financials: 28.7%
486,520		American Express Co.	19,314,844	4.5
81,330		Ameriprise Financial, Inc.	2,938,453	0.7
625,090		Bank of New York Mellon Corp.	15,433,472	3.6
164	@	Berkshire Hathaway, Inc. - Class A	19,680,000	4.6

See Accompanying Notes to Financial Statements

ING DAVIS   SUMMARY PORTFOLIO OF INVESTMENTS
NEW YORK VENTURE PORTFOLIO  AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
	Financials (continued)
6,820		Fairfax Financial Holdings Ltd.	$2,517,781	0.6
565,000		Hang Lung Group Ltd.	3,044,879	0.7
133,310		Julius Baer Group Ltd.	3,801,013	0.9
365,099		Loews Corp.	12,161,448	2.8
131,700		Moody's Corp.	2,623,464	0.6
598,480		Progressive Corp.	11,203,546	2.6
96,170		Transatlantic Holdings, Inc.	4,612,313	1.1
714,267		Wells Fargo & Co.	18,285,230	4.2
		Other Securities	7,832,015	1.8
			123,448,458	28.7
	Health Care: 11.1%
80,900		Baxter International, Inc.	3,287,776	0.8
59,000		Becton Dickinson & Co.	3,989,580	0.9
181,640	@	Express Scripts, Inc.	8,540,713	2.0
181,700		Johnson & Johnson	10,731,202	2.5
375,015		Merck & Co., Inc.	13,114,275	3.0
506,300		Pfizer, Inc.	7,219,838	1.7
		Other Securities	822,059	0.2
			47,705,443	11.1
	Industrials: 5.2%
151,070		ABB Ltd. ADR	2,610,490	0.6
1,254,265		China Merchants Holdings International Co., Ltd.	4,140,644	0.9
285,250		Iron Mountain, Inc.	6,406,715	1.5
25,157		Kuehne & Nagel International AG	2,589,632	0.6
98,115		Tyco International Ltd.	3,456,591	0.8
		Other Securities	3,296,871	0.8
			22,500,943	5.2
	Information Technology: 7.1%
134,568	@	Agilent Technologies, Inc.	3,825,768	0.9
9,419	@	Google, Inc. - Class A	4,190,984	1.0
145,400		Hewlett-Packard Co.	6,292,912	1.4
241,770		Microsoft Corp.	5,563,128	1.3
332,250		Texas Instruments, Inc.	7,734,780	1.8
		Other Securities	3,208,530	0.7
			30,816,102	7.1
	Materials: 5.7%
61,040		Monsanto Co.	2,821,269	0.7
402,494		Sealed Air Corp.	7,937,182	1.8
8,100	@, #	SINO-FOREST CORP 144A	115,122	0.0
260,560	@	Sino-Forest Corp.	3,703,229	0.9
		Other Securities	10,012,752	2.3
			24,589,554	5.7
	Telecommunication Services: 0.4%
		Other Securities	1,733,750	0.4
		Total Common Stock ( Cost $427,696,583 )	408,911,936	94.9

See Accompanying Notes to Financial Statements

ING DAVIS   SUMMARY PORTFOLIO OF INVESTMENTS
NEW YORK VENTURE PORTFOLIO  AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount			Value	Percent of Net Assets
CORPORATE BONDS: 0.8%
	Consumer Discretionary: 0.6%
$2,000,000	I	Harley-Davidson, Inc., 15.000%, due 02/01/14	$2,651,690	0.6
	Materials: 0.2%
649,000	#, I	Sino-Forest Corp., 5.000%, due 08/01/13	667,659	0.2
		Total Corporate Bonds ( Cost $2,649,000 )	3,319,349	0.8
		Total Long-Term Investments ( Cost $430,345,583 )	412,231,285	95.7
SHORT-TERM INVESTMENTS: 3.5%
	Commercial Paper: 3.5%
6,949,000		Intesa Sanpaolo S.p.A., 0.230%, due 07/02/10	6,948,911	3.5
8,000,000		Intesa Sanpaolo S.p.A., 0.360%, due 07/01/10	7,999,920
		Total Short-Term Investments ( Cost $14,948,831 )	14,948,831	3.5
		Total Investments in Securities ( Cost $445,294,414 ) *	$427,180,116	99.2
		Other Assets and Liabilities - Net	3,478,963	0.8
		Net Assets	$430,659,079	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@  Non-income producing security

ADR  American Depositary Receipt

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

I  Illiquid security

X  Fair value determined by ING Funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

*  Cost for federal income tax purposes is $448,332,937.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$25,679,945
Gross Unrealized Depreciation	(46,832,766)
Net Unrealized Depreciation	$(21,152,821)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/10
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$25,605,367	$—	$55	$25,605,422
Consumer Staples	61,210,079	6,823,902	—	68,033,981
Energy	62,056,514	2,421,769	—	64,478,283
Financials	113,501,167	9,947,291	—	123,448,458
Health Care	47,705,443	—	—	47,705,443
Industrials	14,117,841	8,383,102	—	22,500,943

See Accompanying Notes to Financial Statements

ING DAVIS   SUMMARY PORTFOLIO OF INVESTMENTS
NEW YORK VENTURE PORTFOLIO  AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/10
Common Stock (continued)
Information Technology	$30,816,102	$—	$—	$30,816,102
Materials	21,088,923	3,500,631	—	24,589,554
Telecommunication Services	1,733,750	—	—	1,733,750
Total Common Stock	377,835,186	31,076,695	55	408,911,936
Corporate Bonds	—	3,319,349	—	3,319,349
Short-Term Investments	—	14,948,831	—	14,948,831
Total Investments, at value	$377,835,186	$49,344,875	$55	$427,180,116

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2010:

	Beginning Balance 12/31/09	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/10
Asset Table
Investments, at value
Common Stock	$55	$—	$—	$—	$—	$—	$—	$—	$55
Total Investments, at value	$55	$—	$—	$—	$—	$—	$—	$—	$55

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio's investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

ING JPMORGAN   SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2010 (UNAUDITED)

Industry Allocation
as of June 30, 2010
(as a percent of net assets)

Financials	25.0%
Consumer Discretionary	18.0%
Utilities	11.2%
Industrials	9.9%
Materials	6.8%
Energy	6.6%
Consumer Staples	5.9%
Information Technology	5.9%
Health Care	5.6%
Telecommunication Services	2.3%
Other Assets and Liabilities - Net*	2.8%
Net Assets	100.0%

* Includes short-term investments related to ING Institutional Prime Money Market Fund — Class I and securities lending collateral.

Portfolio holdings are subject to change daily.

Shares			Value	Percent of Net Assets
COMMON STOCK: 93.7%
	Consumer Discretionary: 18.0%
14,150	@	Autozone, Inc.	$2,734,063	1.1
69,500	@	Bed Bath & Beyond, Inc.	2,577,060	1.0
95,400		Fortune Brands, Inc.	3,737,772	1.4
240,200		Gap, Inc.	4,674,292	1.8
75,200		Genuine Parts Co.	2,966,640	1.2
75,400		Yum! Brands, Inc.	2,943,616	1.1
		Other Securities	26,804,517	10.4
			46,437,960	18.0
	Consumer Staples: 5.9%
73,500		JM Smucker Co.	4,426,170	1.7
176,600		Safeway, Inc.	3,471,956	1.4
		Other Securities	7,310,554	2.8
			15,208,680	5.9
	Energy: 6.6%
57,900		Devon Energy Corp.	3,527,268	1.4
60,227	@	Kinder Morgan Management, LLC	3,408,246	1.3
104,800		Teekay Shipping Corp.	2,742,616	1.1
260,797		Williams Cos., Inc.	4,767,369	1.8
		Other Securities	2,548,478	1.0
			16,993,977	6.6
	Financials: 21.5%
171,550		Brookfield Properties Co.	2,408,562	0.9
145,761		Cincinnati Financial Corp.	3,770,837	1.5
150,700		Loews Corp.	5,019,817	2.0
30,851	L	M&T Bank Corp.	2,620,792	1.0
365,050		Old Republic International Corp.	4,428,057	1.7
99,600		Principal Financial Group, Inc.	2,334,624	0.9
76,400		Transatlantic Holdings, Inc.	3,664,144	1.4
120,900		WR Berkley Corp.	3,199,014	1.2
		Other Securities	28,289,073	10.9
			55,734,920	21.5

See Accompanying Notes to Financial Statements

ING JPMORGAN   SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
	Health Care: 5.6%
56,500		Becton Dickinson & Co.	$3,820,530	1.5
82,700	@	Community Health Systems, Inc.	2,796,087	1.1
151,100	@, L	Lincare Holdings, Inc.	4,912,261	1.9
		Other Securities	3,026,136	1.1
			14,555,014	5.6
	Industrials: 9.9%
35,500		L-3 Communications Holdings, Inc.	2,514,820	1.0
31,080		Precision Castparts Corp.	3,198,754	1.2
201,017		Republic Services, Inc.	5,976,235	2.3
47,300		Roper Industries, Inc.	2,646,908	1.0
63,341		Snap-On, Inc.	2,591,280	1.0
		Other Securities	8,800,066	3.4
			25,728,063	9.9
	Information Technology: 5.9%
76,800		Amphenol Corp.	3,016,704	1.2
117,800		Jack Henry & Associates, Inc.	2,813,064	1.1
133,500	@, L	Synopsys, Inc.	2,786,145	1.1
157,000		Tyco Electronics Ltd.	3,984,660	1.5
		Other Securities	2,732,647	1.0
			15,333,220	5.9
	Materials: 6.8%
76,308		Albemarle Corp.	3,030,190	1.2
81,900		Ball Corp.	4,326,777	1.7
44,900		PPG Industries, Inc.	2,712,409	1.0
37,800		Sherwin-Williams Co.	2,615,382	1.0
63,000		Sigma-Aldrich Corp.	3,139,290	1.2
		Other Securities	1,766,479	0.7
			17,590,527	6.8
	Telecommunication Services: 2.3%
79,400		CenturyTel, Inc.	2,644,814	1.0
89,387		Telephone & Data Systems, Inc.	2,372,331	0.9
		Other Securities	959,070	0.4
			5,976,215	2.3
	Utilities: 11.2%
265,700	L	CMS Energy Corp.	3,892,505	1.5
99,000		Energen Corp.	4,388,670	1.7
82,600		EQT Corp.	2,985,164	1.2
68,500		NSTAR	2,397,500	0.9
69,300		Oneok, Inc.	2,997,225	1.2
145,700	L	Westar Energy, Inc.	3,148,577	1.2
62,900		Wisconsin Energy Corp.	3,191,546	1.2
181,500		Xcel Energy, Inc.	3,740,715	1.5
		Other Securities	2,168,350	0.8
			28,910,252	11.2
		Total Common Stock ( Cost $239,875,447 )	242,468,828	93.7

See Accompanying Notes to Financial Statements

ING JPMORGAN   SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
REAL ESTATE INVESTMENT TRUSTS: 3.5%
	Financials: 3.5%
39,576		Vornado Realty Trust	$2,887,069	1.1
		Other Securities	6,134,322	2.4
		Total Real Estate Investment Trusts ( Cost $8,259,667 )	9,021,391	3.5
		Total Long-Term Investments ( Cost $248,135,114 )	251,490,219	97.2
SHORT-TERM INVESTMENTS: 7.5%
	Affiliated Mutual Fund: 3.1%
8,215,498		ING Institutional Prime Money Market Fund - Class I	8,215,498	3.1
		Total Mutual Fund ( Cost $8,215,498 )	8,215,498	3.1
	Securities Lending Collateralcc: 4.4%
10,875,608		BNY Mellon Overnight Government Fund (1)	10,875,608	4.2
565,915	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)	452,732	0.2
		Total Securities Lending Collateral ( Cost $11,441,523 )	11,328,340	4.4
		Total Short-Term Investments ( Cost $19,657,021 )	19,543,838	7.5
		Total Investments in Securities ( Cost $267,792,135 ) *	$271,034,057	104.7
		Other Assets and Liabilities - Net	(12,239,447)	(4.7)
		Net Assets	$258,794,610	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@  Non-income producing security

cc  Securities purchased with cash collateral for securities loaned.

(1)  Collateral received from brokers for securites lending was invested in these short-term investments.

(2)  On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

I  Illiquid security

L  Loaned security, a portion or all of the security is on loan at June 30, 2010.

*  Cost for federal income tax purposes is $275,864,671.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$21,526,229
Gross Unrealized Depreciation	(26,356,843)
Net Unrealized Depreciation	$(4,830,614)

See Accompanying Notes to Financial Statements

ING JPMORGAN   SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP VALUE PORTFOLIO  AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/10
Asset Table
Investments, at value
Common Stock*	$242,468,828	$—	$—	$242,468,828
Real Estate Investment Trusts	9,021,391	—	—	9,021,391
Short-Term Investments	19,091,106	—	452,732	19,543,838
Total Investments, at value	$270,581,325	$—	$452,732	$271,034,057

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2010:

	Beginning Balance 12/31/09	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/10
Asset Table
Investments, at value
Short-Term Investments	$452,732	$—	$—	$—	$—	$—	$—	$—	$452,732
Total Investments, at value	$452,732	$—	$—	$—	$—	$—	$—	$—	$452,732

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

*  For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

ING LEGG MASON CLEARBRIDGE   SUMMARY PORTFOLIO OF INVESTMENTS
AGGRESSIVE GROWTH PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED)

Industry Allocation
as of June 30, 2010
(as a percent of net assets)

Health Care	40.4%
Consumer Discretionary	20.1%
Information Technology	16.8%
Energy	12.4%
Industrials	8.0%
Materials	1.3%
Financials	0.7%
Other Assets and Liabilities - Net*	0.3%
Net Assets	100.0%

* Includes short-term investments related to ING Institutional Prime Money Market Fund — Class I and securities lending collateral.

Portfolio holdings are subject to change daily.

Shares			Value	Percent of Net Assets
COMMON STOCK: 99.7%
	Consumer Discretionary: 20.1%
646,000		Cablevision Systems Corp.	$15,510,460	5.0
68,235		CBS Corp. - Class B	882,279	0.3
184,500	@	Charming Shoppes, Inc.	691,875	0.2
143,090		Comcast Corp. - Class A	2,485,473	5.7
931,635		Comcast Corp. - Special Class A	15,306,763
192,148	@	DIRECTV	6,517,660	2.1
62,205	@	Discovery Communications, Inc. - Class A	2,221,341	1.3
62,205	@	Discovery Communications, Inc. - Class C	1,924,001
53,146	@, L	Liberty Global, Inc.	1,381,265	0.9
53,003	@	Liberty Global, Inc. - Series C	1,377,548
66,735	@, L	Liberty Media Corp. - Capital Shares A	2,796,864	0.9
358,315	@	Liberty Media Corp. - Interactive - Class A	3,762,308	1.2
28,710	@	Liberty Media Corp. - Starz	1,488,326	0.5
167,750	@	Madison Square Garden, Inc.	3,299,643	1.0
61,295		Viacom - Class B	1,922,824	0.6
74,460	L	World Wrestling Entertainment, Inc.	1,158,598	0.4
		Other Securities	131,857	0.0
			62,859,085	20.1
	Energy: 12.4%
442,095		Anadarko Petroleum Corp.	15,955,209	5.1
149,919		National Oilwell Varco, Inc.	4,957,821	1.6
1,364,430	@	Weatherford International Ltd.	17,928,610	5.7
			38,841,640	12.4
	Financials: 0.7%
100,750	L	Cohen & Steers, Inc.	2,089,555	0.6
1,646		Goldman Sachs Group, Inc.	216,070	0.1
			2,305,625	0.7
	Health Care: 40.4%
79,830	@	Alkermes, Inc.	993,884	0.3
407,420	@	Amgen, Inc.	21,430,292	6.9
470,390	@	Biogen Idec, Inc.	22,320,006	7.1
212,520	@, L	BioMimetic Therapeutics, Inc.	2,363,222	0.8

See Accompanying Notes to Financial Statements

ING LEGG MASON CLEARBRIDGE   SUMMARY PORTFOLIO OF INVESTMENTS
AGGRESSIVE GROWTH PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
	Health Care: (continued)
235,748		Covidien PLC	$9,472,355	3.0
551,504	@	Forest Laboratories, Inc.	15,127,755	4.8
423,000	@	Genzyme Corp.	21,475,710	6.9
70,540	@	Isis Pharmaceuticals, Inc.	675,068	0.2
51,392		Teva Pharmaceutical Industries Ltd. ADR	2,671,870	0.9
751,190		UnitedHealth Group, Inc.	21,333,795	6.8
80,330	@, L	Valeant Pharmaceuticals International	4,200,456	1.4
124,160	@	Vertex Pharmaceuticals, Inc.	4,084,864	1.3
			126,149,277	40.4
	Industrials: 8.0%
17,870		Fluor Corp.	759,475	0.2
125,370		L-3 Communications Holdings, Inc.	8,881,211	2.8
192,420		Pall Corp.	6,613,475	2.1
252,588		Tyco International Ltd.	8,898,675	2.9
			25,152,836	8.0
	Information Technology: 16.8%
73,870	@, L	Advent Software, Inc.	3,468,935	1.1
87,217	@	Arris Group, Inc.	888,741	0.3
116,970	@	Autodesk, Inc.	2,849,389	0.9
331,320		Broadcom Corp.	10,923,620	3.5
84,200	@	Cree, Inc.	5,054,526	1.6
19,190	@	Dolby Laboratories, Inc.	1,203,021	0.4
52,890	@	DSP Group, Inc.	337,967	0.1
207,240		Intel Corp.	4,030,818	1.3
203,160		Nokia OYJ ADR	1,655,754	0.5
259,300	@	Sandisk Corp.	10,908,751	3.5
352,356	@	Seagate Technology, Inc.	4,594,722	1.5
252,558		Tyco Electronics Ltd.	6,409,922	2.1
		Other Securities	84,116	0.0
			52,410,282	16.8
	Materials: 1.3%
47,460		Freeport-McMoRan Copper & Gold, Inc.	2,806,310	0.9
30,480		Nucor Corp.	1,166,774	0.4
			3,973,084	1.3
		Total Common Stock ( Cost $316,547,560 )	311,691,829	99.7
SHORT-TERM INVESTMENTS: 3.2%
	Affiliated Mutual Fund: 0.2%
533,847		ING Institutional Prime Money Market Fund - Class I	533,847	0.2
		Total Mutual Fund ( Cost $533,847 )	533,847	0.2

See Accompanying Notes to Financial Statements

ING LEGG MASON CLEARBRIDGE   SUMMARY PORTFOLIO OF INVESTMENTS
AGGRESSIVE GROWTH PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
	Securities Lending Collateralcc: 3.0%
9,422,304		BNY Mellon Overnight Government Fund (1)	$9,422,304	3.0
154,628	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)	123,702	0.0
		Total Securities Lending Collateral ( Cost $9,576,932 )	9,546,006	3.0
		Total Short-Term Investments ( Cost $10,110,779 )	10,079,853	3.2
		Total Investments in Securities ( Cost $326,658,339 ) *	$321,771,682	102.9
		Other Assets and Liabilities - Net	(9,134,706)	(2.9)
		Net Assets	$312,636,976	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@  Non-income producing security

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

(1)  Collateral received from brokers for securites lending was invested in these short-term investments.

(2)  On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

I  Illiquid security

L  Loaned security, a portion or all of the security is on loan at June 30, 2010.

*  Cost for federal income tax purposes is $326,683,980.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$38,650,686
Gross Unrealized Depreciation	(43,562,984)
Net Unrealized Depreciation	$(4,912,298)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/10
Asset Table
Investments, at value
Common Stock*	$311,691,829	$—	$—	$311,691,829
Short-Term Investments	9,956,151	—	123,702	10,079,853
Total Investments, at value	$321,647,980	$—	$123,702	$321,771,682

See Accompanying Notes to Financial Statements

ING LEGG MASON CLEARBRIDGE   SUMMARY PORTFOLIO OF INVESTMENTS
AGGRESSIVE GROWTH PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2010:

	Beginning Balance 12/31/09	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/10
Asset Table
Investments, at value
Short-Term Investments	$123,702	$—	$—	$—	$—	$—	$—	$—	$123,702
Total Investments, at value	$123,702	$—	$—	$—	$—	$—	$—	$—	$123,702

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

*  For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING OPPENHEIMER GLOBAL PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED)

Country Allocation
as of June 30, 2010
(as a percent of net assets)

United States	37.0%
Japan	10.9%
Germany	7.6%
Sweden	7.4%
Switzerland	5.8%
United Kingdom	5.8%
France	4.6%
Netherlands	3.5%
Mexico	3.2%
India	2.5%
Spain	2.3%
Taiwan	2.0%
Countries less than 2.0%(1)	5.8%
Other Assets and Liabilities - Net*	1.6%
Net Assets	100.0%

* Includes short-term investments related to ING Institutional Prime Money Market Fund — Class I and securities lending collateral.

(1) Includes six countries, which each represents less than 2.0% of net assets.

Portfolio holdings are subject to change daily.

Shares		Value	Percent of Net Assets
COMMON STOCK: 97.6%
	Bermuda: 1.0%
949,000	XL Capital Ltd.	$15,193,490	1.0
	Brazil: 1.7%
	Other Securities	24,777,180	1.7
	Canada: 0.5%
	Other Securities	7,051,220	0.5
	Finland: 0.7%
	Other Securities	10,777,816	0.7
	France: 4.6%
235,608	LVMH Moet Hennessy Louis Vuitton S.A.	25,644,312	1.7
273,764	Technip S.A.	15,702,009	1.1
391,714	Total S.A.	17,485,687	1.2
	Other Securities	8,241,983	0.6
		67,073,991	4.6
	Germany: 6.8%
191,160	Allianz AG	18,919,792	1.3
119,006	Bayerische Motoren Werke AG	5,780,915	0.4
568,907	SAP AG	25,297,774	1.7
430,518	Siemens AG	38,505,497	2.6
	Other Securities	10,949,341	0.8
		99,453,319	6.8
	India: 2.5%
455,465	Infosys Technologies Ltd.	27,174,476	1.9
	Other Securities	8,559,765	0.6
		35,734,241	2.5

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING OPPENHEIMER GLOBAL PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
	Italy: 1.8%
		Other Securities	$26,889,534	1.8
	Japan: 10.9%
3,257		KDDI Corp.	15,525,094	1.1
330,900		Murata Manufacturing Co., Ltd.	15,779,988	1.1
842,700		Sony Corp.	22,477,346	1.5
		Other Securities	105,647,912	7.2
			159,430,340	10.9
	Mexico: 3.2%
4,505,000	@	Fomento Economico Mexicano SA de CV ADR	19,471,780	1.4
850,014		Grupo Televisa SA ADR	14,798,744	1.0
		Other Securities	12,042,326	0.8
			46,312,850	3.2
	Netherlands: 3.5%
866,273	@	European Aeronautic Defence and Space Co. NV	17,678,779	1.2
725,377		Koninklijke Philips Electronics NV	21,661,304	1.5
		Other Securities	11,647,173	0.8
			50,987,256	3.5
	South Korea: 0.1%
		Other Securities	1,557,195	0.1
	Spain: 2.3%
1,417,200	L	Banco Bilbao Vizcaya Argentaria S.A.	14,601,344	1.0
339,400		Inditex S.A.	19,353,096	1.3
			33,954,440	2.3
	Sweden: 7.4%
1,228,000		Assa Abloy AB	24,545,181	1.7
922,175		Investor AB	14,917,352	1.0
6,147,020		Telefonaktiebolaget LM Ericsson	68,184,117	4.7
			107,646,650	7.4
	Switzerland: 5.8%
869,370		Credit Suisse Group	32,685,912	2.3
343,545		Nestle S.A.	16,565,339	1.1
127,869		Roche Holding AG - Genusschein	17,600,109	1.2
1,203,122	@	UBS AG - Reg	15,938,741	1.1
		Other Securities	1,095,358	0.1
			83,885,459	5.8
	Taiwan: 2.0%
8,251,111		Taiwan Semiconductor Manufacturing Co., Ltd.	15,421,688	1.1
		Other Securities	13,872,845	0.9
			29,294,533	2.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING OPPENHEIMER GLOBAL PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
	United Kingdom: 5.8%
2,180,698		HSBC Holdings PLC	$19,993,374	1.4
703,167		Unilever PLC	18,797,055	1.3
6,811,716		Vodafone Group PLC	14,035,473	0.9
		Other Securities	32,325,071	2.2
			85,150,973	5.8
	United States: 37.0%
304,200		3M Co.	24,028,758	1.7
614,883	@	Adobe Systems, Inc.	16,251,358	1.1
633,200		Aetna, Inc.	16,703,816	1.2
423,300		Aflac, Inc.	18,062,211	1.2
1,025,200		Altera Corp.	25,435,212	1.7
509,100	L	Automatic Data Processing, Inc.	20,496,366	1.4
765,000		Carnival Corp.	23,133,600	1.6
279,900		Colgate-Palmolive Co.	22,044,924	1.5
1,031,300		Corning, Inc.	16,655,495	1.1
1,495,300	@	eBay, Inc.	29,322,833	2.0
839,200	@	Intuit, Inc.	29,178,984	2.0
1,188,700	@	Juniper Networks, Inc.	27,126,134	1.9
400,900		McDonald's Corp.	26,407,283	1.8
1,054,400		Microsoft Corp.	24,261,744	1.7
1,692,000	@	SLM Corp.	17,579,880	1.2
538,600		Tiffany & Co.	20,418,326	1.4
434,600		Wal-Mart Stores, Inc.	20,891,222	1.4
784,600		Walt Disney Co.	24,714,900	1.7
379,300	@	WellPoint, Inc.	18,559,149	1.3
		Other Securities	118,435,186	8.1
			539,707,381	37.0
		Total Common Stock ( Cost $1,477,408,534 )	1,424,877,868	97.6
PREFERRED STOCK: 0.8%
	Germany: 0.8%
334,223	L	Bayerische Motoren Werke AG	11,693,109	0.8
		Total Preferred Stock ( Cost $10,315,934 )	11,693,109	0.8
		Total Long-Term Investments ( Cost $1,487,724,468 )	1,436,570,977	98.4
SHORT-TERM INVESTMENTS: 2.5%
	Affiliated Mutual Fund: 1.3%
	18,596,432	ING Institutional Prime Money Market Fund - Class I	18,596,432	1.3
		Total Mutual Fund ( Cost $18,596,432 )	18,596,432	1.3

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING OPPENHEIMER GLOBAL PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
	Securities Lending Collateralcc: 1.2%
14,990,365		BNY Mellon Overnight Government Fund (1)	$14,990,365	1.0
3,820,850	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)	3,056,680	0.2
		Total Securities Lending Collateral ( Cost $18,811,215 )	18,047,045	1.2
		Total Short-Term Investments ( Cost $37,407,647 )	36,643,477	2.5
		Total Investments in Securities ( Cost $1,525,132,115 ) *	$1,473,214,454	100.9
		Other Assets and Liabilities - Net	(13,066,730)	(0.9)
		Net Assets	$1,460,147,724	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@  Non-income producing security

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

(1)  Collateral received from brokers for securites lending was invested in these short-term investments.

(2)  On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

I  Illiquid security

L  Loaned security, a portion or all of the security is on loan at June 30, 2010.

*  Cost for federal income tax purposes is $1,546,139,851.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$158,829,683
Gross Unrealized Depreciation	(225,755,080)
Net Unrealized Depreciation	$(72,925,397)
Industry	Percentage of Net Assets
Consumer Discretionary	15.6%
Consumer Staples	9.4
Energy	3.6
Financials	16.3
Health Care	6.8
Industrials	15.0
Information Technology	28.4
Materials	0.6
Telecommunication Services	2.0
Utilities	0.7
Short-Term Investments	2.5
Other Assets and Liabilities - Net	(0.9)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING OPPENHEIMER GLOBAL PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/10
Asset Table
Investments, at value
Common Stock
Bermuda	$15,193,490	$—	$—	$15,193,490
Brazil	24,777,180	—	—	24,777,180
Canada	7,051,220	—	—	7,051,220
Finland	—	10,777,816	—	10,777,816
France	—	67,073,991	—	67,073,991
Germany	—	99,453,319	—	99,453,319
India	—	35,734,241	—	35,734,241
Italy	—	26,889,534	—	26,889,534
Japan	9,737,004	149,693,336	—	159,430,340
Mexico	46,312,850	—	—	46,312,850
Netherlands	—	50,987,256	—	50,987,256
South Korea	—	1,557,195	—	1,557,195
Spain	—	33,954,440	—	33,954,440
Sweden	—	107,646,650	—	107,646,650
Switzerland	—	83,885,459	—	83,885,459
Taiwan	—	29,294,533	—	29,294,533
United Kingdom	—	85,150,973	—	85,150,973
United States	539,707,381	—	—	539,707,381
Total Common Stock	642,779,125	782,098,743	—	1,424,877,868
Preferred Stock	—	11,693,109	—	11,693,109
Short-Term Investments	33,586,797	—	3,056,680	36,643,477
Total Investments, at value	$676,365,922	$793,791,852	$3,056,680	$1,473,214,454

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2010:

	Beginning Balance 12/31/09	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/10
Asset Table
Investments, at value
Short-Term Investments	$3,056,680	$—	$—	$—	$—	$—	$—	$—	$3,056,680
Total Investments, at value	$3,056,680	$—	$—	$—	$—	$—	$—	$—	$3,056,680

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio's investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   SUMMARY PORTFOLIO OF INVESTMENTS
GLOBAL STRATEGIC INCOME PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED)

Investment Type Allocation
as of June 30, 2010
(as a percent of net assets)

Corporate Bonds/Notes	39.3%
Other Bonds	24.3%
Collateralized Mortgage Obligations	9.2%
Structured Products	7.6%
U.S. Government Agency Obligations	7.2%
Mutual Funds	4.1%
Asset-Backed Securities	1.3%
Common Stock	0.7%
Preferred Stock	0.2%
U.S. Treasury Obligations	0.1%
Positions in Purchased Options	0.0%
Warrants	0.0%
Other Assets and Liabilities - Net*	6.0%
Net Assets	100.0%

* Includes short-term investments related to ING Institutional Prime Money Market Fund — Class I, securities lending collateral and U.S. Treasury Bill.

Portfolio holdings are subject to change daily.

Principal Amount			Value	Percent of Net Assets
CORPORATE BONDS/NOTES: 39.3%
	Consumer Discretionary: 7.3%
$1,325,000	#, S, L	Allison Transmission, Inc., 11.000%, due 11/01/15	$1,394,563	0.3
1,756,273	&, #, S	American Media Operations, Inc., 14.000%, due 11/01/13	1,150,359	0.2
165,000	#	CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, due 04/30/18	166,650	0.1
110,000	#	CCO Holdings LLC/CCO Holdings Capital Corp., 8.125%, due 04/30/20	113,025
730,000	#, S	Cequel Communications Holdings I, LLC and Cequel Capital Corp., 8.625%, due 11/15/17	730,913	0.2
470,000	#, S	Easton-Bell Sports, Inc., 9.750%, due 12/01/16	488,800	0.1
685,000	#, S, L	Equinox Holdings, Inc., 9.500%, due 02/01/16	680,719	0.1
1,575,000	#, L	Gray Television, Inc., 10.500%, due 06/29/15	1,535,625	0.3
725,000	#, ±, S	Greektown Holdings, LLC, 10.750%, due 12/01/13	49,844	0.0
220,000	#, S	Grupo Posadas SAB de CV, 9.250%, due 01/15/15	223,300	0.0
580,000	#, S, I	Libbey Glass, Inc., 10.000%, due 02/15/15	603,200	0.1
825,000	#, ±, S	Mashantucket Western Pequot Tribe, 8.500%, due 11/15/15	129,938	0.0
390,000	#, L	MCE Finance Ltd., 10.250%, due 05/15/18	407,063	0.1
905,000	#, S, L	Media General, Inc., 11.750%, due 02/15/17	923,100	0.2
860,000	±, S, I	Medianews Group, Inc., 6.875%, due 10/01/13	86	0.0
40,000	#	MGM Resorts International, 9.000%, due 03/15/20	41,300	0.0
780,000	#, S	Mohegan Tribal Gaming Authority, 11.500%, due 11/01/17	776,100	0.4
1,020,000	S	Mohegan Tribal Gaming Authority, 6.125%-8.000%, due 04/01/12-02/15/13	874,738
215,000	#	Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, due 04/15/17	217,150	0.0
75,000	#, S	Pinnacle Entertainment, Inc., 8.625%, due 08/01/17	77,625	0.1
270,000	#	Pinnacle Entertainment, Inc., 8.750%, due 05/15/20	251,438
820,000	#, S, L	Reader's Digest Association, Inc., 9.500%, due 02/15/17	807,700	0.2
1,375,000	#, S	TL Acquisitions, Inc., 10.500%, due 01/15/15	1,285,625	0.3
915,687	&, #, S, L	Univision Communications, Inc., 9.750%, due 03/15/15	766,888	0.2
85,000	#, S	Wallace Theater Holdings, Inc., 12.500%, due 06/15/13	85,319	0.0
		Other Securities (a)	20,816,395	4.4
			34,597,463	7.3
	Consumer Staples: 1.7%
920,000	#, S	Altegrity, Inc., 10.500%, due 11/01/15	878,600	0.2
765,000	#	American Seafoods Group LLC/American Seafoods Finance, Inc., 10.750%, due 05/15/16	789,863	0.2
835,000	#, S	ASG Consolidated LLC/ASG Finance, Inc., 15.000%, due 05/15/17	757,763	0.1

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   SUMMARY PORTFOLIO OF INVESTMENTS
GLOBAL STRATEGIC INCOME PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount			Value	Percent of Net Assets
	Consumer Staples (continued)
$290,000	#, S	Ashtead Capital, Inc., 9.000%, due 08/15/16	$285,650	0.1
205,000	#, S	Ashtead Holdings PLC, 8.625%, due 08/01/15	203,975	0.0
95,000	#	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, due 03/15/18	96,425	0.1
505,000	S	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.625%, due 05/15/14	488,588
210,000	#, S	Cott Beverages, Inc., 8.375%, due 11/15/17	212,625	0.0
320,000	#	MHP SA, 10.250%, due 04/29/15	308,800	0.1
355,000	#	Revlon Consumer Products Corp., 9.750%, due 11/15/15	365,650	0.1
125,000	#, S	RSC Equipment Rental, Inc., 10.000%, due 07/15/17	134,688	0.0
430,000	#	Southern States Cooperative, Inc., 11.250%, due 05/15/15	414,950	0.1
285,000	#	Spectrum Brands Holdings, Inc., 9.500%, due 06/15/18	294,263	0.1
335,000	#, S	Stonemor Operating, LLC/Cornerstone Family Services/Osiris Holdings, 10.250%, due 12/01/17	341,700	0.1
190,000	#	Trans Union LLC/TransUnion Financing Corp., 11.375%, due 06/15/18	197,600	0.0
		Other Securities	2,381,123	0.5
			8,152,263	1.7
	Energy: 6.5%
420,000	#, S	Adaro Indonesia PT, 7.625%, due 10/22/19	426,300	0.1
300,000	#, L	Alliance Oil Co. Ltd., 9.875%, due 03/11/15	298,500	0.1
815,000	#, S	Antero Resources Finance Corp., 9.375%, due 12/01/17	819,075	0.2
620,000	#, S	Arch Coal, Inc., 8.750%, due 08/01/16	649,450	0.1
200,000	#, S	Bumi Capital Pte Ltd, 12.000%, due 11/10/16	204,000	0.0
685,000	#, S	Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp., 8.250%, due 12/15/17	681,575	0.1
380,000	#	Consol Energy, Inc., 8.250%, due 04/01/20	398,050	0.1
550,000	#, S	Gaz Capital for Gazprom, 6.212%, due 11/22/16	557,590
1,430,000	#, S	Gaz Capital for Gazprom, 7.288%, due 08/16/37	1,418,560
300,000	#, S	Gaz Capital for Gazprom, 8.125%, due 07/31/14	328,140	0.9
350,000	#, S	Gaz Capital for Gazprom, 8.625%, due 04/28/34	402,955
890,000	#, S	Gaz Capital for Gazprom, 9.250%, due 04/23/19	1,027,950
460,000	S	Gaz Capital for Gazprom, 8.146%, due 04/11/18	504,275
1,085,000	#	Global Geophysical Services, Inc., 10.500%, due 05/01/17	1,047,025	0.2
200,000	#	KazMunaiGaz Finance Sub BV, 7.000%, due 05/05/20	201,760
790,000	#, S	KazMunaiGaz Finance Sub BV, 9.125%, due 07/02/18	910,475	0.9
2,400,000	#, S	KazMunaiGaz Finance Sub BV, 11.750%, due 01/23/15	2,949,120
107	#, S	Kern River Funding Corp., 4.893%, due 04/30/18	112	0.0
1,515,000	#	Linn Energy LLC/Linn Energy Finance Corp., 8.625%, due 04/15/20	1,558,556	0.3
915,000	#, S	Murray Energy Corp., 10.250%, due 10/15/15	915,000	0.2
300,000	#	Pan American Energy LLC/Argentine Branch, 7.875%, due 05/07/21	301,500	0.1
190,000	#	Petroleos Mexicanos, 6.000%, due 03/05/20	199,442	0.2
655,000		Petroleos Mexicanos, 8.000%, due 05/03/19	782,725
510,000	#, S	Petroleum Co. of Trinidad & Tobago Ltd., 9.750%, due 08/14/19	583,950	0.1
770,000	#, S	SandRidge Energy, Inc., 8.750%, due 01/15/20	735,350	0.3
705,000	#, S	SandRidge Energy, Inc., 9.875%, due 05/15/16	719,100
367,900	#, S	Tengizchevroil Finance Co. SARL, 6.124%, due 11/15/14	380,777	0.1
700,000	#	Thermon Industries, Inc., 9.500%, due 05/01/17	714,000	0.2
365,000	#	Western Refining, Inc., 11.250%, due 06/15/17	333,975	0.1
		Other Securities	10,346,734	2.2
			30,396,021	6.5
	Financials: 6.4%
700,000	#, L	1Malaysia Sukuk Global Bhd, 3.928%, due 06/04/15	711,970	0.1
1,215,000	S	Ally Financial, Inc., 8.000%, due 11/01/31	1,126,913	0.2

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   SUMMARY PORTFOLIO OF INVESTMENTS
GLOBAL STRATEGIC INCOME PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount				Value	Percent of Net Assets
		Financials (continued)
	$930,000	#, S	Banco BMG S.A., 9.150%, due 01/15/16	$990,450	0.2
	200,000	#, S	Banco BMG SA, 9.950%, due 11/05/19	216,208	0.0
	160,000	#, S	Banco de Credito del Peru, 6.950%, due 11/07/21	157,600	0.1
	150,000	#, S	Banco de Credito del Peru, 9.750%, due 11/06/69	167,250
	450,000	#, S, L	Banco do Brasil Cayman, 8.500%, due 10/29/49	498,375	0.1
	140,000	#, S, I	Banco Hipotecario S.A., 9.750%, due 04/27/16	133,700	0.0
	300,000	#	Banco Panamericano SA, 8.500%, due 04/23/20	321,000	0.1
	480,000	#, I	Bankrate, Inc., 11.750%, due 07/15/15	478,800	0.1
	570,000	#, S	Bayerische Hypo- und Vereinsbank AG for City of Kiev Ukraine, 8.625%, due 07/15/11	562,305	0.1
COP	516,000,000	#, S	Bogota Distrito Capital, 9.750%, due 07/26/28	315,486	0.1
	$275,000	#, S	CCM Merger, Inc., 8.000%, due 08/01/13	253,000	0.1
	240,000	#, S	Cemex Finance, LLC, 9.500%, due 12/14/16	232,800	0.0
	2,165,000	S	CIT Group, Inc., 7.000%, due 05/01/17	1,959,295	0.4
	25,000	#, S	Fox Acquisition Sub LLC, 13.375%, due 07/15/16	24,625	0.0
	200,000	#	Grupo Papelero Scribe SA, 8.875%, due 04/07/20	173,750	0.0
	1,010,000	#, S	Halyk Savings Bank of Kazakhstan JSC, 9.250%, due 10/16/13	1,060,500	0.3
	210,000	#, S	HSBK Europe BV, 7.250%, due 05/03/17	197,400
	625,000	#, S	ICICI Bank Ltd., 5.500%, due 03/25/15	646,697	0.3
	635,000	#, S	ICICI Bank Ltd., 6.375%, due 04/30/22	585,776
	843,285	#, S	IIRSA Norte Finance Ltd., 8.750%, due 05/30/24	936,046	0.2
	485,000	#	International Lease Finance Corp., 8.625%, due 09/15/15	460,750	0.3
	1,300,000	S	International Lease Finance Corp., 5.875%, due 05/01/13	1,205,750
	1,500,000	I	JSC Astana Finance, 9.160%, due 03/14/12	375,000	0.1
	1,820,000	#, S	Nationstar Mortgage/Nationstar Capital Corp., 10.875%, due 04/01/15	1,437,800	0.3
	810,000	#, S	New Communications Holdings, Inc., 8.500%, due 04/15/20	816,075	0.2
	300,000	#, S	Power Sector Assets & Liabilities Management Corp., 7.250%, due 05/27/19	333,360	0.1
	240,000	#, S	Power Sector Assets & Liabilities Management Corp., 7.390%, due 12/02/24	262,800
	1,250,000	#	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/ Reynolds Group Issuer Lu, 8.500%, due 05/15/18	1,232,813	0.3
	330,000	#, S	RSHB Capital SA for OJSC Russian Agricultural Bank, 7.750%, due 05/29/18	345,510	0.1
	790,000	#	Susser Holdings LLC/Susser Finance Corp., 8.500%, due 05/15/16	793,950	0.2
	660,000	+, #, S	Tiers Trust, 0.000%, due 06/15/97	360,397	0.1
	240,000	#	TMX Finance LLC/TitleMax Finance Corp., 13.250%, due 07/15/15	250,800	0.1
	100,000	#	TNK-BP Finance S.A., 7.250%, due 02/02/20	100,380	0.0
	340,000	#	TransCapitalInvest Ltd for OJSC AK Transneft, 5.670%, due 03/05/14	346,831	0.1
	160,000	#, S	TransCapitalInvest Ltd for OJSC AK Transneft, 8.700%, due 08/07/18	186,932
	200,000	#	UK SPV Credit Finance PLC for JSC Commercial Bank Privatbank, 8.000%, due 02/06/12	190,000	0.0
	510,000	#, S	Universal City Development Partners Ltd., 8.875%, due 11/15/15	515,100	0.1
	320,000	#, S	VTB Capital S.A., 6.875%, due 05/29/18	330,800
	100,000	#, S	VTB Capital SA, 6.250%, due 06/30/35	100,000	0.2
	400,000	#	VTB Capital SA, 6.465%, due 03/04/15	402,000
			Other Securities	8,543,614	1.8
				30,340,608	6.4
		Health Care: 2.2%
	200,000	#, S	Apria Healthcare Group, Inc., 11.250%, due 11/01/14	214,000	0.2
	455,000	#, S	Apria Healthcare Group, Inc., 12.375%, due 11/01/14	487,988
	120,000	#, L	Capella Healthcare, Inc., 9.250%, due 07/01/17	121,500	0.0
	380,000	#	Merge Healthcare, Inc., 11.750%, due 05/01/15	376,200	0.1
	670,000	#, S	Multiplan, Inc., 10.375%, due 04/15/16	690,100	0.1

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   SUMMARY PORTFOLIO OF INVESTMENTS
GLOBAL STRATEGIC INCOME PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount			Value	Percent of Net Assets
	Health Care (continued)
$265,000	#	OnCure Holdings, Inc., 11.750%, due 05/15/17	$249,763	0.1
400,000	#	Radiation Therapy Services, Inc., 9.875%, due 04/15/17	386,000	0.1
		Other Securities	7,740,479	1.6
			10,266,030	2.2
	Industrials: 3.9%
880,000	#, S	American Airlines, Inc., 10.500%, due 10/15/12	917,400	0.2
561,945	#, I	Autopistas Del Nordeste, 9.390%, due 04/15/24	449,556	0.1
407,000	#, L	Cemex Espana Luxembourg, 9.250%, due 05/12/20	356,125	0.1
655,000	#	Cleaver-Brooks, Inc., 12.250%, due 05/01/16	640,263	0.1
515,000	#, S	Colt Defense, LLC/Colt Finance Corp., 8.750%, due 11/15/17	410,713	0.1
185,000	#, S	Delta Airlines, Inc., 9.500%, due 09/15/14	195,175	0.3
1,315,000	#, S	Delta Airlines, Inc., 12.250%, due 03/15/15	1,410,338
620,000	#	DynCorp International, Inc., 10.375%, due 07/01/17	624,650	0.1
1,180,000	#, S, L	Eastman Kodak Co., 9.750%, due 03/01/18	1,168,200	0.3
535,000	#, S, Z	Goodman Global Group, Inc., 11.520%, due 12/15/14	329,025	0.1
380,000	#	Kratos Defense & Security Solutions, Inc., 10.000%, due 06/01/17	387,600	0.1
730,000	#, S	Marquette Transportation Co./Marquette Transportation Finance Corp., 10.875%, due 01/15/17	719,050	0.2
160,000	#, S	Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc., 8.875%, due 11/01/17	162,000	0.0
160,000	#, S	Odebrecht Finance Ltd., 7.000%, due 04/21/20	163,392	0.1
160,000	#, S	Odebrecht Finance Ltd., 9.625%, due 04/09/14	187,200
294,810	#, S	Panama Canal Railway Co., 7.000%, due 11/01/26	237,322	0.1
730,000	#, S	Ply Gem Industries, Inc., 13.125%, due 07/15/14	742,775	0.2
200,000	#	Rearden G Holdings EINS GmbH, 7.875%, due 03/30/20	203,000	0.0
270,000	#, S	TGI International Ltd., 9.500%, due 10/03/17	302,063	0.1
1,135,000	#	Triumph Group, Inc., 8.625%, due 07/15/18	1,163,375	0.2
675,000	#, S, I	United Air Lines, Inc., 9.875%, due 08/01/13	695,250	0.3
880,000	#, S, I	United Air Lines, Inc., 12.000%, due 11/01/13	919,600
100,000	#, S	Voto-Votorantim Overseas Trading Operations NV, 6.625%, due 09/25/19	102,000	0.0
1,207,000	#, L	Western Express, Inc., 12.500%, due 04/15/15	1,107,423	0.2
		Other Securities	4,911,517	1.0
			18,505,012	3.9
	Information Technology: 1.6%
395,000	#	Amkor Technology, Inc., 7.375%, due 05/01/18	385,125	0.1
770,000	#, S	Freescale Semiconductor, Inc., 9.250%, due 04/15/18	764,225	0.1
1,453,000	S, L	SunGard Data Systems, Inc., 10.250%, due 08/15/15	1,507,488	0.4
360,000		SunGard Data Systems, Inc., 10.625%, due 05/15/15	386,550
		Other Securities	4,601,525	1.0
			7,644,913	1.6
	Materials: 4.3%
1,585,000	#, S, L	Appleton Papers, Inc., 10.500%, due 06/15/15	1,505,750	0.3
370,000	±, I	Bowater Pulp and Paper Canada, Inc., 10.600%, due 01/15/11	103,600	0.0
200,000	#	Braskem Finance Ltd., 7.000%, due 05/07/20	203,000	0.2
800,000	#, S	Braskem Finance Ltd., 7.250%, due 06/05/18	824,000
779,000	#, S	Catalyst Paper Corp., 11.000%, due 12/15/16	615,410	0.1
100,000	#, S	CSN Islands XI Corp., 6.875%, due 09/21/19	102,500	0.0
315,000	#, S	Edgen Murray Corp., 12.250%, due 01/15/15	267,750	0.1
290,000	#	Graham Packaging Co., Inc., 8.250%, due 01/01/17	287,100	0.2
635,000	S	Graham Packaging Co., Inc., 9.875%, due 10/15/14	652,463

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   SUMMARY PORTFOLIO OF INVESTMENTS
GLOBAL STRATEGIC INCOME PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount				Value	Percent of Net Assets
		Materials (continued)
	$1,765,000	S, L	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%-9.750%, due 11/15/14-02/01/18	$1,627,450	0.3
	1,975,000	S	NewPage Corp., 11.375%, due 12/31/14	1,802,188	0.4
	830,000	#, S	Steel Capital SA for OAO Severstal, 9.750%, due 07/29/13	891,213	0.2
	1,530,000	S	Vedanta Resources PLC, 9.500%, due 07/18/18	1,633,275	0.4
	1,955,000	S, L	Verso Paper Holdings, LLC and Verson Paper, Inc., 9.125%-11.375%, due 08/01/14-08/01/16	1,743,038	0.4
			Other Securities (a)	7,797,365	1.7
				20,056,102	4.3
		Telecommunication Services: 3.7%
	300,000	#, S	America Movil SAB de CV, 6.125%, due 03/30/40	314,770	0.2
MXN	8,400,000	S	America Movil SAB de CV, 8.460%, due 12/18/36	614,274
	$460,000	#, S	Axtel SAB de CV, 9.000%, due 09/22/19	411,700	0.1
	995,000	#, S	Clearwire Communications, LLC/Clearwire Finance, Inc., 12.000%, due 12/01/15	991,269	0.2
	620,000	#, S	Global Crossing Ltd., 12.000%, due 09/15/15	660,300	0.1
	1,080,000	#	ITC Deltacom, Inc., 10.500%, due 04/01/16	1,042,200	0.2
	350,000	#	MTS International Funding Ltd., 8.625%, due 06/22/20	363,825	0.1
	380,000	#	Telcordia Technologies, Inc., 11.000%, due 05/01/18	362,900	0.1
PEN	1,194,600	#, I	Telefonica del Peru SAA, 8.000%, due 04/11/16	431,248	0.1
	$325,000	#, S	Telemar Norte Leste S.A., 9.500%, due 04/23/19	390,813	0.1
	960,000	#, S	VIP FIN (Vimpelcom), 9.125%, due 04/30/18	1,038,000	0.2
			Other Securities	10,826,900	2.3
				17,448,199	3.7
		Utilities: 1.7%
	300,000	#, S	Centrais Eletricas Brasileiras S.A., 6.875%, due 07/30/19	326,625	0.1
	310,000	#, S	Colbun SA, 6.000%, due 01/21/20	324,825	0.1
	300,000	#, S	Empresas Publicas de Medellin ESP, 7.625%, due 07/29/19	339,375	0.1
	740,000	#, S, L	Energy Future Holdings Corp., 10.000%, due 01/15/20	740,000	0.2
	940,000	#, S	Israel Electric Corp. Ltd., 7.250%, due 01/15/19	1,040,761	0.2
	200,000	#, S	Listrindo Capital BV, 9.250%, due 01/29/15	211,918	0.0
	210,000	#, S	Majapahit Holding BV, 7.250%, due 10/17/11	221,550
	470,000	#, S	Majapahit Holding BV, 7.750%, due 10/17/16	518,175	0.2
	300,000	#, S	Majapahit Holding BV, 8.000%, due 08/07/19	331,500
	580,000	#, S	North American Energy Alliance LLC/North American Energy Alliance Finance Corp., 10.875%, due 06/01/16	600,300	0.1
	585,000	#, S	United Maritime Group, LLC/United Maritime Group Finance Corp., 11.750%, due 06/15/15	555,750	0.1
			Other Securities	2,988,675	0.6
				8,199,454	1.7
			Total Corporate Bonds/Notes ( Cost $183,830,369 )	185,606,065	39.3
U.S. GOVERNMENT AGENCY OBLIGATIONS: 7.2%
		Federal Home Loan Mortgage Corporation##: 2.0%
	3,818,545	S	5.000%, due 01/01/20-03/15/35	4,133,081	2.0
	7,784,536	S, ^	0.800%-23.468%, due 05/15/17-08/15/35	5,403,405
				9,536,486	2.0

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   SUMMARY PORTFOLIO OF INVESTMENTS
GLOBAL STRATEGIC INCOME PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount			Value	Percent of Net Assets
	Federal National Mortgage Association##: 4.1%
$1,534,000	W	5.000%, due 07/01/37-08/01/37	$1,621,990
2,828,000	W	5.500%, due 07/01/22-08/01/37	3,035,088	4.1
2,114,908	S	6.000%, due 03/25/17-04/01/35	2,314,244
27,191,912	W, S, ^	0.747%-26.632%, due 09/01/14-01/25/40	12,175,251
			19,146,573	4.1
	Government National Mortgage Association: 1.1%
2,560,000	W	4.500%, due 07/01/39	2,667,200	1.1
2,339,278	W, S	5.000%-8.000%, due 01/16/30-07/20/39	2,541,938
			5,209,138	1.1
		Total U.S. Government Agency Obligations ( Cost $31,553,365 )	33,892,197	7.2
U.S. TREASURY OBLIGATIONS: 0.1%
	U.S. Treasury Notes: 0.1%
		Other Securities	442,211	0.1
		Total U.S. Treasury Obligations ( Cost $391,559 )	442,211	0.1
ASSET-BACKED SECURITIES: 1.3%
	Automobile Asset-Backed Securities: 0.4%
105,000	#, S	Ford Credit Auto Lease Trust, 1.040%, due 03/15/13	105,118	0.0
		Other Securities	1,590,808	0.4
			1,695,926	0.4
	Credit Card Asset-Backed Securities: 0.2%
115,000	I	BA Credit Card Trust, 0.650%, due 09/15/15	114,771	0.1
210,000	S	BA Credit Card Trust, 4.720%, due 05/15/13	213,882
		Other Securities	604,441	0.1
			933,094	0.2
	Home Equity Asset-Backed Securities: 0.1%
32,005	#, S	Terwin Mortgage Trust, 4.500%, due 05/25/37	8,817	0.0
		Other Securities	710,628	0.1
			719,445	0.1
	Other Asset-Backed Securities: 0.6%
87,713	#	CIT Equipment Collateral, 2.200%, due 06/15/11	87,853	0.0
29,285	S	Citigroup Mortgage Loan Trust, Inc., 0.447%, due 10/25/36	28,914	0.0
1,110,000	#, S, I	ICE EM CLO, 2.088%, due 08/15/22	610,500
930,000	#, S, I	ICE EM CLO, 3.388%, due 08/15/22	446,400	0.3
930,000	#, S, I	ICE EM CLO, 5.388%, due 08/15/22	409,200
65,000	#	Volvo Financial Equipment LLC, 1.560%, due 06/17/13	64,820	0.0
		Other Securities	1,034,433	0.3
			2,682,120	0.6
		Total Asset-Backed Securities ( Cost $7,960,975 )	6,030,585	1.3
COLLATERALIZED MORTGAGE OBLIGATIONS: 9.2%
2,790,000	S	Banc of America Commercial Mortgage, Inc., 5.482%-6.416%, due 01/15/49-02/10/51	2,428,171	0.5
4,717,835	S	Citigroup Mortgage Loan Trust, Inc., 2.810%-5.591%, due 05/25/35-03/25/36	2,989,292	0.6

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   SUMMARY PORTFOLIO OF INVESTMENTS
GLOBAL STRATEGIC INCOME PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount			Value	Percent of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,320,000	S	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.205%-5.366%, due 12/11/49	$2,184,867	0.5
2,262,312	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.920%, due 09/25/47	1,674,484	0.8
4,164,620	S	Countrywide Home Loan Mortgage Pass-through Trust, 3.765%-6.216%, due 09/25/35-09/25/47	2,156,439
249,418	#, S, I	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 0.847%, due 01/27/37	70,702	0.0
143,368	S	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 6.005%, due 10/25/36	91,470
5,470,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 4.999%-6.797%, due 10/15/42-02/12/51	4,898,406	1.0
239,880	S, I	JP Morgan Mortgage Trust, 5.995%, due 05/25/37	39,916	0.0
2,170,000	S	LB-UBS Commercial Mortgage Trust, 6.324%-6.374%, due 04/15/41-09/15/45	1,776,396	0.4
226,469	S	Washington Mutual Mortgage Pass-through Certificates, 1.253%, due 11/25/46	137,206
2,606,901	S	Washington Mutual Mortgage Pass-through Certificates, 5.338%, due 02/25/37	1,928,050	1.6
7,164,239	S	Washington Mutual Mortgage Pass-through Certificates, 4.800%-5.871%, due 10/25/35-07/25/37	5,507,453
467,498	S, I	Wells Fargo Mortgage-Backed Securities Trust, 5.486%, due 07/25/36	98,494
2,981,188	S	Wells Fargo Mortgage-Backed Securities Trust, 2.866%-5.493%, due 11/25/34-07/25/36	2,238,108	0.5
		Other Securities	15,365,801	3.3
		Total Collateralized Mortgage Obligations ( Cost $49,607,449 )	43,585,255	9.2
OTHER BONDS: 24.3%
	Event-Linked Notes: 1.8%
500,000	#, S	Akibare Ltd. - Catastrophe Linked Floating Rate Note, 3-month USD-LIBOR +2.950%, 05/22/12	496,225	0.1
250,000	#	Atlas V Capital - Catastrophe Linked Floating Rate Note, US Hurricane and US Earthquake, 3-month USD-LIBOR + 11.500%, 02/24/12	257,650	0.1
250,000	#	Blue Fin Ltd. - Class B Catastrophe Linked Floating Rate Note, US Hurricane and US Earthquake, 3-month U.S. T-Bill + 9.250%, 05/28/13	240,125	0.0
250,000	#	Caelus Re II Ltd. - Class A Catastrophe Linked Floating Rate Note, US Hurricane and US Earthquake, 3-month U.S. T-Bill + 6.500%, 05/24/13	245,838	0.1
282,000	#	East Lane Re III Ltd. - Catastrophe Linked Floating Rate Note, US Hurricane, 3-month USD-LIBOR + 10.250%, 03/16/12	271,101	0.1
479,000	#, S	East Lane Re II Ltd. - Series C Catastrophe Linked Floating Rate Note, 3-month USD-LIBOR + 14.500%, 04/07/11	493,119	0.1
610,000	#, S	Fhu-Jin Ltd. - Class B Catastrophe Linked Floating Rate Note, 3-month USD-LIBOR +3.900%, 08/10/11	615,429	0.1
518,000	#, S	Foundation Re III Ltd. - Series 2010-1 Catastrophe Linked Floating Rate Note, US Hurricane, 3-month U.S. T-Bill + 5.750%, 02/03/14	495,622	0.1
250,000	#	Lodestone Re Ltd. - Class A Catastrophe Linked Floating Rate Note, US Hurricane and US Earthquake, 3-month U.S. T-Bill + 6.250%, 05/17/13	239,900	0.0
250,000	#, S	Longpoint Re II Ltd. - Class B Catastrophe Linked Floating Rate Note, Northeast US Hurricane, 3-month U.S. T-Bill + 5.400%, 12/24/13	241,750	0.1

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   SUMMARY PORTFOLIO OF INVESTMENTS
GLOBAL STRATEGIC INCOME PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount				Value	Percent of Net Assets
		Event-Linked Notes (continued)
	$250,000	#	Merna Reinsurance II Ltd. - Central US Earthquake Catastrophe Linked Floating Rate Note, 3-month U.S. T-Bill + 3.650%, 04/08/13	$249,650	0.1
	500,000	#, S	Midori Ltd. - Japan Earthquake Catastrophe Linked Floating Rate Note, 3-month USD-LIBOR +2.750%, 10/24/12	497,350	0.1
	250,000	#	Multicat Mexico 09 Ltd. - Series A Mexico Earthquake Catastrophe Linked Floating Rate Note, 3-month U.S. T-Bill + 11.500%, 10/19/12	265,175	0.1
	500,000	#, S	Muteki Ltd. - Catastrophe Linked Floating Rate Note, Japan Earthquake, 3-month USD-LIBOR +4.400%, 05/24/11	496,550	0.1
	250,000	#, S	Redwood Capital XI Ltd. - Series 2009-1 California Earthquake Catastrophe Linked Floating Rate Note, 3-month U.S. T-Bill + 6.250%, 01/07/11	252,888	0.1
	250,000	#	Residential Reinsurance Ltd. - Class 1 Catastrophe Linked Floating Rate Note, 3-month US T-Bill + 6.600%, 06/06/13	244,563
	250,000	#	Residential Reinsurance Ltd. - Class 2 Catastrophe Linked Floating Rate Note, 3-month US T-Bill + 8.900%, 06/06/13	244,288	0.2
	250,000	#	Residential Reinsurance Ltd. - Class 3 Catastrophe Linked Floating Rate Note, 3-month US T-Bill + 13.000%, 06/06/13	244,050
	250,000	#	Residential Reinsurance Ltd. - Class 4 Catastrophe Linked Floating Rate Note, 3-month US T-Bill + 13.000%, 06/06/13	244,075
	700,000	#, S	Residential Reinsurance Ltd. - Class 2 Catastrophe Linked Floating Rate Note, US Hurricane and US Earthquake, 3-month USD-LIBOR +11.500%, 06/06/11	679,700	0.1
	250,000	#	Successor X Ltd. - Class II-BY3 Catastrophe Linked Floating Rate Note, 3-month U.S. T-Bill + 16.750%, 04/04/13	223,525	0.0
	701,000	#, S	Vega Capital LTD. - Class D Catastrophe Linked Note, 0.000%*, 06/24/11	1,102,323	0.2
				8,340,896	1.8
		Foreign Government Bonds: 22.5%
	200,000	#	Arab Republic of Egypt, 5.750%, due 04/29/20	202,750
	200,000	#	Arab Republic of Egypt, 6.875%, due 04/30/40	196,000	0.2
EGP	2,835,000	#, S	Arab Republic of Egypt, 8.750%, due 07/18/12	497,817
	$2,590,000		Argentina Government International Bond, 7.000%, due 10/03/15	2,081,713
	2,827,500	+, S, L	Argentina Government International Bond, 0.389%-7.000%, due 03/28/11-12/31/38	1,477,059	0.8
EUR	255,000	#	Austria Government International Bond, 4.150%, due 03/15/37	330,067	0.1
	$160,000	+, #, S, I	Belize Government International Bond, 6.000%, due 02/20/29	119,200	0.0
BRL	650,000		Brazil Notas do Tesouro Nacional Series F, 6.000%, due 05/15/45	671,796
BRL	5,467,000	S	Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/12	2,944,835
BRL	6,570,000	S	Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/14	3,415,181	3.5
BRL	17,112,000	S	Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/17	8,580,696
	$2,190,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/21	1,055,986
	300,000	#	Dominican Republic International Bond, 7.500%, due 05/06/21	310,500	0.1
EGP	5,100,000	S, Z	Egypt Treasury Bills, 8.420%, due 07/13/10	892,688
EGP	1,850,000	Z	Egypt Treasury Bills, 8.970%, due 07/06/10	324,311
EGP	700,000	Z	Egypt Treasury Bills, 9.160%, due 08/10/10	121,464
EGP	750,000	Z	Egypt Treasury Bills, 9.280%, due 08/03/10	130,527	0.7
EGP	2,200,000	Z	Egypt Treasury Bills, 9.720%, due 10/05/10	376,514
EGP	1,450,000	Z	Egypt Treasury Bills, 9.860%, due 11/16/10	245,092
EGP	700,000	Z	Egypt Treasury Bills, 10.350%, due 12/21/10	117,139
EGP	2,225,000	Z	Egypt Treasury Bills, 10.370%, due 12/14/10	373,086
	$3,450,000	Z	Egypt Treasury Bills, 9.440%-9.900%, due 07/20/10-08/24/10	600,494
	1,809,444	S	Federative Republic of Brazil, 5.875%-8.875%, due 01/17/17-10/14/19	2,118,041	0.4

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   SUMMARY PORTFOLIO OF INVESTMENTS
GLOBAL STRATEGIC INCOME PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount				Value	Percent of Net Assets
		Foreign Government Bonds (continued)
	$300,000	#	Indonesia Government International Bond, 5.875%, due 03/13/20	$318,000
	290,000	#	Indonesia Government International Bond, 6.625%, due 02/17/37	307,400
	1,150,000	#, S	Indonesia Government International Bond, 6.875%, due 01/17/18	1,308,125
	425,000	#, S	Indonesia Government International Bond, 7.250%, due 04/20/15	488,750	1.1
	915,000	#, S, L	Indonesia Government International Bond, 7.750%, due 01/17/38	1,088,850
	730,000	#, S	Indonesia Government International Bond, 8.500%, due 10/12/35	928,925
	360,000	#, S	Indonesia Government International Bond, 10.375%, due 05/04/14	444,600
	289,000	#, S	Indonesia Government International Bond, 11.625%, due 03/04/19	416,883
ILS	5,710,000		Israel Government International Bond, 5.000%, due 01/31/20	1,553,741	0.7
ILS	5,350,000	S	Israel Government International Bond, 6.000%, due 02/28/19	1,581,280
EUR	1,111,000	S	Italy Buoni Poliennali Del Tesoro, 3.750%, due 12/15/13	1,408,117
EUR	355,000		Italy Buoni Poliennali Del Tesoro, 4.000%, due 09/01/20	433,811	0.5
EUR	355,000	S	Italy Buoni Poliennali Del Tesoro, 5.000%, due 09/01/40	435,019
EUR	185,000	S	Italy Buoni Poliennali Del Tesoro, 5.250%, due 08/01/11	234,805
JPY	247,000,000	S	Japan Government Five Year Bond, 0.500%, due 12/20/14	2,819,270
JPY	243,000,000		Japan Government Ten Year Bond, 1.300%, due 06/20/20	2,804,596	2.1
JPY	171,000,000	S	Japan Government Twenty Year Bond, 2.100%, due 06/20/29	2,033,708
JPY	188,000,000	S	Japan Government Two Year Bond, 0.200%, due 01/15/12	2,128,031
KRW	1,220,000,000		Korea Monetary Stabilization Bond, 3.620%, due 04/02/12	998,893
KRW	2,122,000,000		Korea Monetary Stabilization Bond, 3.680%, due 06/02/12	1,735,884	1.4
KRW	751,000,000		Korea Monetary Stabilization Bond, 4.120%, due 02/02/12	620,569
KRW	4,000,000,000	S	Korea Monetary Stabilization Bond, 4.180%, due 12/02/11	3,309,771
KRW	1,940,000,000	S	Korea Treasury Bond, 4.750%, due 12/10/11	1,617,628	0.3
MXN	35,330,000		Mexican Bonos, 7.500%, due 06/03/27	2,758,259
MXN	23,230,000	S	Mexican Bonos, 7.750%, due 12/14/17	1,910,051
MXN	12,200,000	S	Mexican Bonos, 8.000%, due 12/17/15	1,016,663	1.7
MXN	9,670,000	S	Mexican Bonos, 8.500%, due 12/13/18	830,464
MXN	16,500,000	S	Mexican Bonos, 10.000%, due 12/05/24	1,596,155
COP	492,000,000		Republic of Colombia, 7.750%, due 04/14/21	278,266
	$2,699,000,000	S	Republic of Colombia, 12.000%, due 10/22/15	1,830,870	0.8
	1,620,000	S	Republic of Colombia, 6.125%-7.375%, due 01/27/17-01/18/41	1,799,825
	460,000	#, S	Republic of Ghana, 8.500%, due 10/04/17	486,450	0.1
TRY	2,760,000	S, Z	Republic of Turkey, 8.170%, due 05/11/11	1,628,382
TRY	4,660,000	S	Republic of Turkey, 11.000%, due 08/06/14	3,100,584
TRY	950,000	S	Republic of Turkey, 12.000%, due 08/14/13	748,492	2.2
TRY	2,620,000	S	Republic of Turkey, 16.000%, due 03/07/12	1,840,875
	$2,640,000	S	Republic of Turkey, 6.750%-7.500%, due 09/26/16-05/30/40	2,933,080
	400,000		South Africa Government International Bond, 5.500%, due 03/09/20	415,500
ZAR	8,680,000		South Africa Government International Bond, 6.750%, due 03/31/21	966,821	1.6
ZAR	22,330,000		South Africa Government International Bond, 7.250%, due 01/15/20	2,618,254
ZAR	20,810,000	S	South Africa Government International Bond, 13.500%, due 09/15/15	3,332,420
	$500,000	#	Ukraine Government International Bond, 6.750%, due 11/14/17	465,050	0.1
GBP	290,000	S	United Kingdom Gilt, 2.250%, due 03/07/14	442,924
GBP	420,000		United Kingdom Gilt, 4.750%, due 03/07/20	699,859	0.3
GBP	290,000	S	United Kingdom Gilt, 4.750%, due 12/07/38	475,614
	$1,565,000	S	Uruguay Government International Bond, 6.875%-8.000%, due 11/18/22-03/21/36	1,837,625	0.4
	970,000	#, S	Venezuela Government International Bond, 13.625%, due 08/15/18	848,750
	3,655,000	S	Venezuela Government International Bond, 7.000%-9.375%, due 10/13/19-03/31/38	2,123,682	0.6
			Other Securities	13,234,149	2.8
				106,418,676	22.5
			Total Other Bonds ( Cost $112,302,268 )	114,759,572	24.3

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   SUMMARY PORTFOLIO OF INVESTMENTS
GLOBAL STRATEGIC INCOME PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount				Value	Percent of Net Assets
STRUCTURED PRODUCTS: 7.6%
IDR	630,000,000		Barclays Bank PLC - Indonesia Sovereign T-Bond Linked Notes, 10.000%, 09/17/24	$74,085
IDR	1,870,000,000		Barclays Bank PLC - Indonesia Sovereign T-Bond Linked Notes, 10.500%, 08/19/30	219,697
IDR	1,590,000,000		Barclays Bank PLC - Indonesia Sovereign T-Bond Linked Notes, 10.500%, 08/19/30	186,801
IDR	2,780,000,000		Barclays Bank PLC - Indonesia Sovereign T-Bond Linked Notes, 10.500%, 08/19/30	326,608	0.3
IDR	2,090,000,000		Barclays Bank PLC - Indonesia Sovereign T-Bond Linked Notes, 10.500%, 08/19/30	245,543
IDR	1,590,000,000		Barclays Bank PLC - Indonesia Sovereign T-Bond Linked Notes, 11.000%, 09/17/25	200,482
IDR	2,090,000,000		Barclays Bank PLC - Indonesia Sovereign T-Bond Linked Notes, 11.000%, 09/17/25	263,527
COP	525,000,000	S, I	Citigroup Funding Inc. - Colombia (TES) Unsecured Credit Linked Nts., 11.250%, 10/25/18	330,112
COP	132,000,000	S, I	Citigroup Funding Inc. - Colombia (TES) Unsecured Credit Linked Nts., 7.000%, 02/26/15	147,445
COP	207,000,000	S, I	Citigroup Funding Inc. - Colombia (TES) Unsecured Credit Linked Nts., 7.000%, 02/26/15	231,220
COP	361,000,000	S, I	Citigroup Funding Inc. - Colombia (TES) Unsecured Credit Linked Nts., 7.000%, 02/26/15	403,239
DOP	10,200,000	S, I	Citigroup Funding Inc. - Dominican Republic Unsecured Credit Linked Nts., 15.000%, 03/12/12	288,863
GHS	270,000	S, I	Citigroup Funding, Inc. - Ghana T-Bond Credit Linked Unsecured Notes, 15.000%, 12/15/10	186,857
GHS	110,000	S, I	Citigroup Funding, Inc. - Ghana T-Bond Credit Linked Unsecured Notes, 15.150%, 12/15/10	76,127
IDR	1,630,000,000		Citigroup Funding, Inc. - Indonesia Credit Linked Unsecured Notes, 11.500%, 09/18/19	219,371
IDR	4,110,000,000		Citigroup Funding, Inc. - Indonesia Credit Linked Unsecured Notes, 11.500%, 09/18/19	553,138
IDR	4,110,000,000		Citigroup Funding, Inc. - Indonesia Credit Linked Unsecured Notes, 11.500%, 09/18/19	553,138	1.1
IDR	1,290,000,000		Citigroup Funding, Inc. - Indonesia Sovereign T-Bond Linked Notes, 10.000%, 09/17/24	152,267
IDR	1,410,000,000		Citigroup Funding, Inc. - Indonesia Sovereign T-Bond Linked Notes, 10.500%, 08/19/30	165,654
IDR	2,150,000,000		Citigroup Funding, Inc. - Indonesia Sovereign T-Bond Linked Notes, 10.500%, 08/19/30	252,592
IDR	2,810,000,000		Citigroup Funding, Inc. - Indonesia Sovereign T-Bond Linked Notes, 10.500%, 08/19/30	330,132
IDR	1,620,000,000		Citigroup Funding, Inc. - Indonesia Sovereign T-Bond Linked Notes, 10.500%, 08/19/30	190,325
IDR	1,390,000,000		Citigroup Funding, Inc. - Indonesia Sovereign T-Bond Linked Notes, 11.000%, 09/17/25	176,721
IDR	2,810,000,000		Citigroup Funding, Inc. - Indonesia Sovereign T-Bond Linked Notes, 11.000%, 09/17/25	357,256
IDR	1,620,000,000		Citigroup Funding, Inc. - Indonesia Sovereign T-Bond Linked Notes, 11.000%, 09/17/25	205,962
COP	649,000,000		Citigroup Funding, Inc. - Republic of Colombia Credit Linked Notes, 9.250%, 05/15/14	371,476
	$400,000	I	Cloverie PLC - Series 2005-93 Secured Credit Linked Nts., 3-month USD-LIBOR+4.250%, 12/20/10	384,560	0.1

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   SUMMARY PORTFOLIO OF INVESTMENTS
GLOBAL STRATEGIC INCOME PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount				Value	Percent of Net Assets
STRUCTURED PRODUCTS (continued)
	$342,500	#, S, I, Z	Coriolanus Limited - Pass-Through Emerging Markets Portfolio Credit Linked Nts. Series I, 3.346%, 04/30/25	$216,871
	364,378	#, S, I, Z	Coriolanus Limited - Pass-Through Emerging Markets Portfolio Credit Linked Nts. Series II, 3.269%, 09/10/10	230,724
	456,109	#, S, I, Z	Coriolanus Limited - Pass-Through Emerging Markets Portfolio Credit Linked Nts. Series III, 3.242%, 09/10/10	288,808
	399,623	#, S, I, Z	Coriolanus Limited - Pass-Through Emerging Markets Portfolio Credit Linked Nts. Series IV, 3.191%, 09/10/10	253,041	0.6
	320,961	#, I, Z	Coriolanus Limited - Pass-Through Emerging Markets Portfolio Credit Linked Nts. Series V, 3.138%, 09/10/10	203,232
	359,068	#, I, Z	Coriolanus Limited - Pass-Through Emerging Markets Portfolio Credit Linked Nts. Series VI, 3.103%, 09/10/10	227,362
	500,000	#, S, I	Coriolanus Limited - Pass-Through Emerging Markets Portfolio Credit Linked Nts., 10.620%, 09/10/10	339,750
BRR 3,700,000		S	Coriolanus Limited - Pass-Through Rondonia Precatorio Linked Nts., 0%, 12/31/17	1,096,676
COP	13,368,000,000	S, I, Z	Credit and Repackaged Securities Limited ("CARS") - Republic of Colombia COP-Linked Medium Term Credit Linked Nts., 10.476%, 02/08/37	444,040	0.4
TRY	4,540,000	S, Z	Credit and Repackaged Securities Limited ("CARS") - Republic of Turkey Medium Term Credit Linked Nts., 14.802%, 03/29/17	1,223,493
RUR	11,097,000	±, I	Credit Suisse International - Moitk Total Return Linked Nts., 8.990%, 03/26/11	35
RUR	15,260,000	I	Credit Suisse International - Moscoblgaz-Finans RUR Total Return Linked Nts., 9.250%, 06/24/12	451,395
RUR	3,200,000		Credit Suisse International - OAO Gazprom Credit Linked Nts., 13.120%, 06/26/12	115,103
RUR	4,600,000		Credit Suisse International - OAO Gazprom Credit Linked Nts., 13.120%, 06/26/12	165,513	0.3
RUR	4,300,000		Credit Suisse International - OAO Gazprom Credit Linked Nts., 13.120%, 06/26/12	154,719
RUR	21,942,000	I	Credit Suisse International - Oreniz Total Return Linked Nts., 9.240%, 02/21/12	561,365
RUR	19,450,000	I	Credit Suisse International - SPETSSTROY-2 Credit Linked Fully Funded Total Return Linked Nts., 8.590%, 5/20/10	62
VND	3,048,000,000	I	Credit Suisse International - Vietnam Shipbuilding Industry Group Total Return Credit Linked Nts., 10.500%, 01/19/17	79,874
IDR	1,230,000,000		Deutsche Bank AG - Indonesia Credit Linked Unsecured Notes, 12.800%, 06/15/21	180,988
IDR	2,780,000,000		Deutsche Bank AG - Indonesia Sovereign T-Bond Linked Notes, 10.500%, 08/23/30	328,141
IDR	1,990,000,000		Deutsche Bank AG - Indonesia Sovereign T-Bond Linked Notes, 11.000%, 09/17/25	251,666
RUR	4,010,000		Deutsche Bank AG - OAO Gazprom Credit Linked Nts., 13.120%, 06/26/12	144,206
RUR	4,760,000		Deutsche Bank AG - OAO Gazprom Credit Linked Nts., 13.120%, 06/26/12	171,177
MXN	666,285		Deutsche Bank AG, London - Arrendadora Capita Corporation SA de CV and The Capita Corporation de Mexico, SA de CV Credit Linked Nts., 9.090%, 01/05/11	49,684	0.7
MXN	435,528		Deutsche Bank AG, London - Arrendadora Capita Corporation SA de CV and The Capita Corporation de Mexico, SA de CV Credit Linked Nts., 9.520%, 01/05/11	32,477
MXN	436,594		Deutsche Bank AG, London - Arrendadora Capita Corporation SA de CV and The Capita Corporation de Mexico, SA de CV Credit Linked Nts., 9.650%, 01/05/11	32,556
	$420,000	I	Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.400%, 08/25/10	406,239
	420,000	I	Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.500%, 02/25/11	357,592
	420,000	I	Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.600%, 08/25/11	319,885

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   SUMMARY PORTFOLIO OF INVESTMENTS
GLOBAL STRATEGIC INCOME PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount				Value	Percent of Net Assets
STRUCTURED PRODUCTS (continued)
	$420,000	I	Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.680%, 02/27/12	$288,368
	420,000	I	Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.750%, 08/28/12	263,012	0.7
IDR	4,800,000,000		Deutsche Bank AG, Singapore - Indonesia Credit Linked Nts., 12.800%, 06/22/21	706,296
	$900,000	#, S, I	Eirles Two Ltd. 324 - Floating Rate Credit Linked Nts., 6-month USD-LIBOR +3.200%, 04/30/12	691,650	0.3
	900,000	#, S, I	Eirles Two Ltd. 335 - Floating Rate Credit Linked Nts., 6-month USD-LIBOR +1.650%,04/30/12	790,200
	1,280,000	#, S, I	Hallertau SPC 2007-01- Republic of Philippines Credit Linked Nts., 6-month USD-LIBOR +2.050%, 12/20/17	1,054,080
	2,551,250	#, S, I	Hallertau SPC 2008-2A - Doux Frangosul S.A. ARGO Avicola Credit Linked Nts., 9.264%, 09/17/13	2,572,425	0.8
BRR 2,448,926		#, S, I, Z	Hallertau SPC, Series 2008-1, Certificado de Direitos Creditorios do Agronegocio/Frigorifico Margen Ltda. Credit Linked Nts., 9.888%, 08/02/10	135,675
RUR	13,220,000		JPMorgan Bank International - Russia Government International Bond Credit Linked Nts., 10.000%, 09/28/11	450,214	0.1
COP	2,663,000,000	S, I, Z	JPMorgan Chase Bank N.A. - COP and Colombia Credit Linked Nts., 10.218%, 10/31/16	836,897
COP	2,674,000,000	S, I, Z	JPMorgan Chase Bank N.A. - COP and Colombia Credit Linked Nts., 10.218%, 10/31/16	840,354
IDR	1,600,000,000		JPMorgan Chase Bank N.A., London - Indonesia Sovereign T-Bond Linked Notes, 10.000%, 09/17/24	188,152
IDR	1,410,000,000	I	JPMorgan Chase Bank N.A., London - Indonesia Sovereign T-Bond Linked Notes, 10.500%, 08/19/30	163,600
IDR	1,620,000,000		JPMorgan Chase Bank N.A., London - Indonesia Sovereign T-Bond Linked Notes, 10.500%, 08/19/30	187,966
IDR	1,870,000,000		JPMorgan Chase Bank N.A., London - Indonesia Sovereign T-Bond Linked Notes, 10.500%, 08/19/30	216,974
IDR	2,970,000,000		JPMorgan Chase Bank N.A., London - Indonesia Sovereign T-Bond Linked Notes, 10.500%, 08/19/30	344,605
IDR	2,780,000,000		JPMorgan Chase Bank N.A., London - Indonesia Sovereign T-Bond Linked Notes, 10.500%, 08/19/30	322,560	1.3
IDR	1,070,000,000		JPMorgan Chase Bank N.A., London - Indonesia Sovereign T-Bond Linked Notes, 11.000%, 09/17/25	133,723
IDR	1,620,000,000		JPMorgan Chase Bank N.A., London - Indonesia Sovereign T-Bond Linked Notes, 11.000%, 09/17/25	202,460
IDR	1,870,000,000		JPMorgan Chase Bank N.A., London - Indonesia Sovereign T-Bond Linked Notes, 11.000%, 09/17/25	233,704
IDR	2,150,000,000		JPMorgan Chase Bank N.A., London - Indonesia Sovereign T-Bond Linked Notes, 11.000%, 09/17/25	268,697
IDR	1,590,000,000		JPMorgan Chase Bank N.A., London - Indonesia Sovereign T-Bond Linked Notes, 11.000%, 09/17/25	198,711
IDR	2,530,000,000		JPMorgan Chase Bank N.A., London - Indonesia Sovereign T-Bond Linked Notes, 11.500%, 09/15/19	335,780
INR	45,000,000		JPMorgan Chase Bank N.A., London - The Export Import Bank of India, 6.550%, 03/13/13	896,028
IDR	4,190,000,000		JPMorgan Chase Bank, N.A., Singapore - Indonesia Credit Linked Nts., 12.800%, 06/17/21	602,269
COP	392,000,000	S, I	LatAm Walker Cayman Trust Series 2006-102 - COP and Colombia Credit Linked Nts., 10.000%, 11/17/16	198,616	0.0
	$501,067	S, I	MicroAccess Trust 2007 - MicroFinance Institutional Loans, Credit Linked Nts., 7.550%, 5/24/12	348,392	0.1
BRR 6,135,000		S, Z	Morgan Stanley - Brazilian Real and Credit Linked Nts., 12.551%, 01/05/22	401,069
PEN	832,000	#	Morgan Stanley - PEN Denominated Credit Linked Nts., 6.250%, 03/23/17	234,391	0.4
	$200,000	S, I	Morgan Stanley - The State Road Administration of Ukraine (Republic of ) Credit Linked Nts., 6-month USD-LIBOR +2.67%, 10/15/17	160,000

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   SUMMARY PORTFOLIO OF INVESTMENTS
GLOBAL STRATEGIC INCOME PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount				Value	Percent of Net Assets
STRUCTURED PRODUCTS (continued)
	$630,000	S, I	Morgan Stanley - The State Road Administration of Ukraine/Republic of Ukraine Credit Linked Nts., 6-month USD-LIBOR +1.80%, 10/15/17	$504,000	0.4
	900,000	S, I	Morgan Stanley - United Mexican States Credit Linked Nts., 6-month USD LIBOR +1.130%, 11/20/15	761,220
RUR	13,786,021		Morgan Stanley & Co. International Ltd. - EM Whole Loan SA / Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 5.000%, 08/22/34	216,794	0.1
RUR	3,209,289		Morgan Stanley & Co. International Ltd. - Red Arrow International Leasing PLC Total Return Linked Nts., 8.375%, 07/06/12	103,557
	$1,188,563	S	Morgan Stanley Capital Services Inc. - WTI Trading Limited Total Return Linked Nts., 15.000%, 03/08/12	1,178,223	0.6
	1,586,408	S	Morgan Stanley Capital Services Inc. - WTI Trading Limited Total Return Linked Nts., 15.000%, 03/08/12	1,571,972
MXN	2,070,000	I	Reforma BLN-Backed I - Class 1A Asset-Backed Variable Funding Notes, TIIE +2.000%, 07/31/14	160,055
MXN	414,000	I	Reforma BLN-Backed I - Class 1B Asset-Backed Variable Funding Notes, TIIE +2.000%, 07/31/14	32,011
MXN	690,000	I	Reforma BLN-Backed I - Class 1C Asset-Backed Variable Funding Notes, TIIE +2.000%, 07/31/14	53,354
MXN	345,000	I	Reforma BLN-Backed I - Class 1D Asset-Backed Variable Funding Notes, TIIE +2.000%, 07/31/14	26,676
MXN	483,000	I	Reforma BLN-Backed I - Class 1E Asset-Backed Variable Funding Notes, TIIE +2.000%, 07/31/14	37,346
MXN	197,523	I	Reforma BLN-Backed I - Class 2A Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	15,273	0.2
MXN	345,571	I	Reforma BLN-Backed I - Class 2B Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	26,720
MXN	5,210,380	I	Reforma BLN-Backed I - Class 2C Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	402,873
MXN	379,725	I	Reforma BLN-Backed I - Class 2D Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	29,361
MXN	275,878	I	Reforma BLN-Backed I - Class 2E Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	21,331
MXN	176,189	I	Reforma BLN-Backed I - Class 2F Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	13,623
MXN	32,447	I	Reforma BLN-Backed I - Class 2G Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	2,509
	$300,000	#, S	Salisbury Intl. Investments Ltd. - Series 2006-003 Tranche E, Secured Credit Linked Nts., 3-month USD-LIBOR +4.150%, 07/22/11	276,600	0.1
GHS	650,000	I, Z	Standard Bank PLC - Ghana T-Bond Credit Linked Unsecured Notes, 12.684%, 11/24/10	427,175	0.1
GHS	263,055	S, I	UBS AG, Jersey - Ghana (Republic of) Credit Linked Nts., 14.470%, 12/28/11	180,993	0.0
			Total Structured Products ( Cost $40,637,401 )	35,728,406	7.6
		Shares		Value	Percent of Net Assets
COMMON STOCK: 0.7%
		Consumer Discretionary: 0.5%
			Other Securities	$2,360,584	0.5
		Consumer Staples: 0.0%
	12,144	@, #, S	MHP S.A. GDR	157,872	0.0
		Financials: 0.1%
	144,498	@, #, S, I	Arco Capital Corp. Ltd	361,245	0.1

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   SUMMARY PORTFOLIO OF INVESTMENTS
GLOBAL STRATEGIC INCOME PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares				Value	Percent of Net Assets
		Materials: 0.1%
			Other Securities	$336,906	0.1
		Telecommunication Services: 0.0%
			Other Securities	295,036	0.0
			Total Common Stock ( Cost $5,248,129 )	3,511,643	0.7
INVESTMENT COMPANIES: 4.1%
		Mutual Funds: 4.1%
	1,808,566	S	Oppenheimer Master Loan Fund	19,428,712	4.1
			Total Investment Companies ( Cost $17,992,953 )	19,428,712	4.1
PREFERRED STOCK: 0.2%
		Financials: 0.2%
	950	#, P	General Motors Acceptance Corp.	738,477	0.2
			Total Preferred Stock ( Cost $722,265 )	738,477	0.2
WARRANTS: 0.0%
		Consumer Staples: 0.0%
			Other Securities	62,288	0.0
			Total Warrants ( Cost $22,900 )	62,288	0.0
Notional Amount				Value	Percent of Net Assets
POSITIONS IN PURCHASED OPTIONS: 0.0%
		Foreign Currency Options: 0.0%
	$2,005,000		Call Option OTC - Barclays Bank PLC, USD vs AUD, Strike @ 0.8735 (USD)-Exp 08/23/10	$18,276	0.0
JPY	33,000,000		Put Option OTC - Bank of America Corp., KRW vs JPY, Strike @ 12.050 (KRW)-Exp 11/29/10	2,512	0.0
JPY	33,000,000		Put Option OTC - Bank of America Corp., KRW vs JPY, Strike @ 12.200 (KRW)-Exp 11/29/10	3,075
JPY	114,000,000		Put Option OTC - Citibank N.A., KRW vs JPY, Strike @ 12.400 (KRW)-Exp 08/24/10	2,795	0.0
JPY	31,000,000		Put Option OTC - Citibank N.A., KRW vs JPY, Strike @ 12.440 (KRW)-Exp 11/29/10	4,210
JPY	33,000,000		Put Option OTC - Goldman Sachs, KRW vs JPY, Strike @ 11.955 (KRW)-Exp 11/29/10	2,596
JPY	31,000,000		Put Option OTC - Goldman Sachs, KRW vs JPY, Strike @ 12.250 (KRW)-Exp 11/29/10	3,955	0.0
JPY	71,000,000		Put Option OTC - Goldman Sachs, KRW vs JPY, Strike @ 12.750 (KRW)-Exp 08/23/10	4,747
JPY	71,000,000		Put Option OTC - JPMorgan Chase Bank, N.A., KRW vs JPY, Strike @ 12.350 (KRW)-Exp 08/23/10	975	0.0
			Total Positions in Purchased Options ( Cost $135,960 )	43,141	0.0
			Total Long-Term Investments ( Cost $450,405,593 )	443,828,552	94.0

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   SUMMARY PORTFOLIO OF INVESTMENTS
GLOBAL STRATEGIC INCOME PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
SHORT-TERM INVESTMENTS: 12.8%
	Affiliated Mutual Fund: 8.1%
38,387,753		ING Institutional Prime Money Market Fund - Class I	$38,387,753	8.1
		Total Mutual Fund ( Cost $38,387,753 )	38,387,753	8.1
Principal Amount			Value	Percent of Net Assets
	U.S. Treasury Bills: 0.2%
$		Other Securities	$999,979	0.2
		Total U.S. Treasury Bills ( Cost $999,979 )	999,979	0.2
Shares			Value	Percent of Net Assets
	Securities Lending Collateralcc: 4.5%
20,768,401		BNY Mellon Overnight Government Fund (1)	$20,768,401	4.4
435,640	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)	348,512	0.1
		Total Securities Lending Collateral ( Cost $21,204,041 )	21,116,913	4.5
		Total Short-Term Investments ( Cost $60,591,773 )	60,504,645	12.8
		Total Investments in Securities ( Cost $510,997,366 ) *	$504,333,197	106.8
		Other Assets and Liabilities - Net	(32,319,227)	(6.8)
		Net Assets	$472,013,970	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@  Non-income producing security

&  Payment-in-kind

GDR  Global Depositary Receipt

+  Step-up basis bonds. Interest rates shown reflect current and next coupon rates.

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

P  Preferred Stock may be called prior to convertible date.

cc  Securities purchased with cash collateral for securities loaned.

(1)  Collateral received from brokers for securities lending was invested in these short-term investments.

(2)  On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

##  On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

W  Settlement is on a when-issued or delayed-delivery basis.

S  All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

I  Illiquid security

L  Loaned security, a portion or all of the security is on loan at June 30, 2010.

±  Defaulted security

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   SUMMARY PORTFOLIO OF INVESTMENTS
GLOBAL STRATEGIC INCOME PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

^  Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Z  Indicates Zero Coupon Bond; rate shown reflects current effective yield.

BRL  Brazilian Real

COP  Colombian Peso

DOP  Dominican Peso

EGP  Egyptian Pound

EUR  EU Euro

GBP  British Pound

GHS  Ghanian Cedi

IDR  Indonesian Rupiah

ILS  Israeli New Shekel

INR  Indian Rupee

JPY  Japanese Yen

KRW  South Korean Won

MXN  Mexican Peso

PEN  Peruvian Nuevo Sol

RUB  Russian Ruble

TRY  Turkish Lira

VND  Vietnamese Dong

ZAR  South African Rand

(a)  The grouping contains securities in default.

*  Cost for federal income tax purposes is $511,268,972.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$20,971,856
Gross Unrealized Depreciation	(27,907,631)
Net Unrealized Depreciation	$(6,935,775)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/10
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$1,541,334	$819,250	$—	$2,360,584
Consumer Staples	157,872	—	—	157,872
Financials	—	—	361,245	361,245
Materials	336,906	—	—	336,906
Telecommunication Services	295,036	—	—	295,036
Total Common Stock	2,331,148	819,250	361,245	3,511,643
Investment Companies	19,428,712	—	—	19,428,712
Preferred Stock	—	738,477	—	738,477
Warrants	—	—	62,288	62,288
Positions In Purchased Options	—	18,276	24,867	43,143
Corporate Bonds/Notes	—	183,735,787	1,870,278	185,606,065
U.S. Government Agency Obligations	—	33,892,197	—	33,892,197
U.S. Treasury Obligations	—	442,211	—	442,211
Asset-Backed Securities	—	4,564,485	1,466,100	6,030,585
Collateralized Mortgage Obligations	—	43,474,637	110,618	43,585,255
Other Bonds	—	105,931,227	8,828,345	114,759,572
Structured Products	—	—	35,728,404	35,728,404
Short-Term Investments	59,156,154	999,979	348,512	60,504,645
Total Investments, at value	$80,916,014	$374,616,526	$48,800,657	$504,333,197
Other Financial Instruments+:
Forward foreign currency contracts	—	2,672,543	—	2,672,543
Futures	2,397,671	—	—	2,397,671
Swaps, at value	—	659,651	134,554	794,205
Total Assets	$83,313,685	$377,948,720	$48,935,211	$510,197,616

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   SUMMARY PORTFOLIO OF INVESTMENTS
GLOBAL STRATEGIC INCOME PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/10
Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(3,072,485)	$—	$(3,072,485)
Futures	(34,470)	—	—	(34,470)
Swaps, at value	—	(650,658)	(1,107,267)	(1,757,925)
Written options	—	(21,298)	(72,834)	(94,132)
Unfunded commitment	—	—	(1,481)	(1,481)
Total Liabilities	$(34,470)	$(3,744,441)	$(1,181,582)	$(4,960,493)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2010:

	Beginning Balance 12/31/2009	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/10
Asset Table
Investments, at value
Common Stock	$361,245	$—	$—	$—	$—	$—	$—	$—	$361,245
Warrants	—	22,900	—	—	—	39,388	—	—	62,288
Positions In Purchased Options	6,120	113,840	—	—	(824,320)	729,227	—	—	24,867
Corporate Bonds/Notes	4,194,423	309,550	(390,904)	(6,058)	106,725	86,097	—	(2,429,555)	1,870,278
Asset-Backed Securities	1,786,789	—	(311,073)	(3,911)	4,273	(9,978)	—	—	1,466,100
Collateralized Mortgage Obligations	134,621	—	(24,988)	476	6,750	(6,241)	—	—	110,618
Other Bonds	34,827,253	6,798,148	(5,363,465)	48,015	(450,284)	(218,720)	998,763	(27,811,365)	8,828,345
Structured Products	30,481,749	9,477,713	(6,710,654)	(58,506)	182,529	2,355,573	—	—	35,728,404
Short-Term Investments	348,512	—	—	—	—	—	—	—	348,512
Total Investments, at value	$72,140,712	$16,722,151	$(12,801,084)	$(19,984)	$(974,327)	$2,975,346	$998,763	$(30,240,920)	$48,800,657
Other Financial Instruments+:
Swaps, at value	227,380	—	(229,137)	—	229,046	(92,735)	—	—	134,554
Total Assets	$72,368,092	$16,722,151	$(13,030,221)	$(19,984)	$(745,281)	$2,882,611	$998,763	$(30,240,920)	$48,935,211
Liabilities Table
Other Financial Instruments+:
Swaps, at value	$(598,338)	$—	$632,151	$—	$(632,632)	$(508,448)	$—	$—	$(1,107,267)
Written options	(9,752)	(102,448)	—	—	10,952	28,414	—	—	(72,834)
Unfunded commitments	(56,875)	—	—	—	—	55,394	—	—	(1,481)
Total Liabilities	$(664,965)	$(102,448)	$632,151	$—	$(621,680)	$(424,640)	$—	$—	$(1,181,582)

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $2,043,750.

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio's investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   SUMMARY PORTFOLIO OF INVESTMENTS
GLOBAL STRATEGIC INCOME PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2010 was as follows:

Derivatives not accounted for as hedging instruments under FASB ASC 815	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$43,141
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	2,672,543
Credit contracts	Swaps, at value	82,531
Equity contracts	Swaps, at value	73,145
Foreign exchange contracts	Swaps, at value	61,409
Interest rate contracts	Swaps, at value	577,120
Equity contracts	Net Assets — Unrealized appreciation**	476,295
Interest rate contracts	Net Assets — Unrealized appreciation**	1,921,376
Total Asset Derivatives		$5,907,560
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$3,072,485
Credit contracts	Swaps, at value	551,478
Equity contracts	Swaps, at value	1,002,353
Foreign exchange contracts	Swaps, at value	18,798
Interest rate contracts	Swaps, at value	185,296
Equity contracts	Net Assets — Unrealized depreciation**	25,563
Interest rate contracts	Net Assets — Unrealized depreciation**	8,907
Foreign exchange contracts	Written options	94,132
Total Liability Derivatives		$4,959,012

*  Includes purchased options

**  Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio's Statement of Operations for the six months ended June 30, 2010 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under FASB ASC 815	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$748,561	$—	$748,561
Equity contracts	—	—	61,146	(48,320)	—	12,826
Foreign exchange contracts	(862,678)	289,620	—	(119,195)	424,539	(267,714)
Interest rate contracts	—	—	3,163,277	382,564	—	3,545,841
Total	$(862,678)	$289,620	$3,224,423	$963,610	$424,539	$4,039,514
	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under FASB ASC 815	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$(341,696)	$—	$(341,696)
Equity contracts	—	—	504,725	(722,553)	—	(217,828)
Foreign exchange contracts	5,881,407	291,614	—	42,788	49,624	6,265,433
Interest rate contracts	—	—	2,401,166	(1,259,039)	—	1,142,127
Total	$5,881,407	$291,614	$2,905,891	$(2,280,500)	$49,624	$6,848,036

*  Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   SUMMARY PORTFOLIO OF INVESTMENTS
GLOBAL STRATEGIC INCOME PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

At June 30, 2010 the following forward foreign currency contracts were outstanding for the ING Oppenheimer Global Strategic Income Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Argentine Peso ARS 3,650,000	BUY	7/16/10	$921,950	$924,381	$2,431
Argentine Peso ARS 3,650,000	BUY	8/2/10	917,085	920,282	3,197
Australian Dollar AUD 1,050,000	BUY	7/12/10	890,064	882,546	(7,518)
Australian Dollar AUD 2,225,000	BUY	7/12/10	1,876,409	1,870,156	(6,253)
Australian Dollar AUD 136,000	BUY	7/28/10	117,512	114,087	(3,425)
Australian Dollar AUD 190,000	BUY	8/16/10	160,078	159,029	(1,049)
Australian Dollar AUD 400,000	BUY	8/16/10	341,112	334,797	(6,315)
Australian Dollar AUD 580,000	BUY	8/16/10	494,612	485,456	(9,156)
Australian Dollar AUD 610,000	BUY	8/16/10	520,196	510,566	(9,630)
Australian Dollar AUD 90,000	BUY	8/16/10	78,796	75,329	(3,467)
Australian Dollar AUD 140,000	BUY	8/16/10	121,885	117,179	(4,706)
Australian Dollar AUD 1,010,000	BUY	8/16/10	884,265	845,363	(38,902)
Australian Dollar AUD 1,010,000	BUY	8/16/10	881,225	845,363	(35,862)
Australian Dollar AUD 20,000	BUY	8/16/10	17,430	16,740	(690)
Australian Dollar AUD 70,000	BUY	8/16/10	61,006	58,590	(2,416)
Brazilian Real BRL 1,260,000	BUY	7/2/10	679,612	698,061	18,449
Brazilian Real BRL 1,750,000	BUY	7/2/10	954,374	969,529	15,155
Brazilian Real BRL 2,800,000	BUY	7/2/10	1,511,179	1,551,247	40,068
Brazilian Real BRL 1,700,000	BUY	7/2/10	936,949	941,828	4,879
Brazilian Real BRL 1,260,000	BUY	8/3/10	701,325	692,953	(8,372)
Brazilian Real BRL 1,700,000	BUY	8/3/10	946,232	934,936	(11,296)
Canadian Dollar CAD 485,000	BUY	7/28/10	464,933	455,512	(9,421)
Canadian Dollar CAD 500,000	BUY	8/16/10	483,894	469,544	(14,350)
Canadian Dollar CAD 350,000	BUY	8/16/10	340,662	328,681	(11,981)
Canadian Dollar CAD 490,000	BUY	8/16/10	476,927	460,153	(16,774)
Canadian Dollar CAD 540,000	BUY	8/16/10	525,593	507,107	(18,486)
Canadian Dollar CAD 80,000	BUY	8/16/10	78,639	75,127	(3,512)
Canadian Dollar CAD 120,000	BUY	8/16/10	117,081	112,691	(4,390)
Canadian Dollar CAD 1,010,000	BUY	8/16/10	992,814	948,479	(44,335)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Canadian Dollar CAD 1,010,000	BUY	8/16/10	$990,313	$948,479	$(41,834)
Canadian Dollar CAD 60,000	BUY	8/16/10	57,977	56,345	(1,632)
Swiss Franc CHF 1,050,000	BUY	7/12/10	926,948	974,342	47,394
Swiss Franc CHF 1,080,000	BUY	7/12/10	932,715	1,002,181	69,466
Swiss Franc CHF 131,000	BUY	7/28/10	118,778	121,591	2,813
Swiss Franc CHF 430,000	BUY	8/16/10	373,913	399,268	25,355
Swiss Franc CHF 370,000	BUY	8/16/10	321,739	343,556	21,817
Swiss Franc CHF 1,300,000	BUY	8/16/10	1,130,435	1,207,090	76,655
Swiss Franc CHF 380,000	BUY	8/16/10	332,088	352,842	20,754
Swiss Franc CHF 300,000	BUY	8/16/10	262,175	278,559	16,384
Swiss Franc CHF 90,000	BUY	8/16/10	81,619	83,568	1,949
Swiss Franc CHF 120,000	BUY	8/16/10	108,825	111,424	2,599
Swiss Franc CHF 140,000	BUY	11/10/10	127,157	130,266	3,109
Chinese Yuan CNY 6,300,000	BUY	7/1/10	922,874	929,012	6,138
Chinese Yuan CNY 9,700,000	BUY	6/7/11	1,432,792	1,450,208	17,416
Chinese Yuan CNY 9,700,000	BUY	6/7/11	1,433,003	1,450,208	17,205
Chinese Yuan CNY 2,780,000	BUY	6/20/11	411,395	415,909	4,514
Colombian Peso COP 878,000,000	BUY	7/7/10	451,182	462,191	11,009
Colombian Peso COP 1,449,000,000	BUY	7/7/10	769,108	762,772	(6,336)
Colombian Peso COP 2,912,000,000	BUY	7/7/10	1,515,877	1,532,915	17,038
EU Euro EUR 1,080,000	BUY	7/9/10	1,309,759	1,320,739	10,980
EU Euro EUR 700,000	BUY	7/12/10	865,515	856,047	(9,468)
EU Euro EUR 700,000	BUY	7/12/10	865,508	856,047	(9,461)
EU Euro EUR 2,470,000	BUY	7/12/10	3,078,608	3,020,623	(57,985)
EU Euro EUR 720,000	BUY	7/12/10	882,050	880,506	(1,544)
EU Euro EUR 2,290,000	BUY	7/28/10	2,821,830	2,800,716	(21,114)
EU Euro EUR 310,000	BUY	8/16/10	375,379	379,177	3,798
EU Euro EUR 390,000	BUY	8/16/10	477,966	477,029	(937)
EU Euro EUR 40,000	BUY	8/16/10	49,710	48,926	(784)
EU Euro EUR 30,000	BUY	8/16/10	37,171	36,695	(476)

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   SUMMARY PORTFOLIO OF INVESTMENTS
GLOBAL STRATEGIC INCOME PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
EU Euro EUR 2,400,000	BUY	9/21/10	$2,961,624	$2,936,248	$(25,376)
EU Euro EUR 345,000	BUY	11/10/10	436,175	422,205	(13,970)
EU Euro EUR 390,000	BUY	11/10/10	504,604	477,275	(27,329)
EU Euro EUR 355,000	BUY	11/10/10	447,007	434,443	(12,564)
EU Euro EUR 450,000	BUY	11/10/10	551,531	550,702	(829)
EU Euro EUR 185,000	BUY	11/10/10	226,593	226,400	(193)
EU Euro EUR 185,000	BUY	11/10/10	225,629	226,400	771
EU Euro EUR 450,000	BUY	11/10/10	548,541	550,702	2,161
EU Euro EUR 840,000	BUY	11/10/10	1,008,251	1,027,977	19,726
British Pound GBP 320,000	BUY	7/28/10	479,354	478,105	(1,249)
British Pound GBP 210,000	BUY	8/16/10	305,881	313,753	7,872
British Pound GBP 310,000	BUY	8/16/10	457,591	463,160	5,569
British Pound GBP 350,000	BUY	8/16/10	516,635	522,922	6,287
British Pound GBP 20,000	BUY	8/16/10	29,688	29,881	193
British Pound GBP 40,000	BUY	8/16/10	60,252	59,763	(489)
Ghanian Cedi GHS 305,000	BUY	7/9/10	211,365	211,438	73
Hong Kong Sar Dollar HKD 7,200,000	BUY	7/2/10	922,981	924,630	1,649
Hungarian Forint HUF 612,000,000	BUY	7/12/10	2,761,920	2,618,099	(143,821)
Hungarian Forint HUF 35,000,000	BUY	7/12/10	160,912	149,728	(11,184)
Hungarian Forint HUF 410,000,000	BUY	7/12/10	1,883,531	1,753,955	(129,576)
Hungarian Forint HUF 34,000,000	BUY	7/12/10	150,876	145,450	(5,426)
Hungarian Forint HUF 207,000,000	BUY	7/12/10	932,838	885,533	(47,305)
Hungarian Forint HUF 213,000,000	BUY	7/12/10	959,030	911,201	(47,829)
Hungarian Forint HUF 188,000,000	BUY	7/12/10	795,094	804,253	9,159
Hungarian Forint HUF 175,000,000	BUY	7/12/10	742,800	748,639	5,839
Indonesian Rupiah IDR 2,163,732,283	BUY	7/7/10	235,624	238,407	2,783
Indonesian Rupiah IDR 2,032,106,271	BUY	7/7/10	221,290	223,904	2,614
Indonesian Rupiah IDR 1,874,730,978	BUY	7/7/10	205,113	206,563	1,450
Indonesian Rupiah IDR 8,770,000,000	BUY	7/12/10	945,553	965,481	19,928
Indonesian Rupiah IDR 8,770,000,000	BUY	7/12/10	945,553	965,481	19,928

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Indonesian Rupiah IDR 5,580,000,000	BUY	7/26/10	$599,162	$612,829	$13,667
Indonesian Rupiah IDR 5,080,000,000	BUY	7/26/10	546,237	557,916	11,679
Israeli New Shekel ILS 600,000	BUY	8/31/10	154,779	154,301	(478)
Indian Rupee INR 43,500,000	BUY	7/6/10	925,926	935,859	9,933
Indian Rupee INR 17,000,000	BUY	9/3/10	359,408	363,203	3,795
Indian Rupee INR 138,000,000	BUY	9/3/10	2,948,718	2,948,355	(363)
Japanese Yen JPY 117,000,000	BUY	7/9/10	1,284,275	1,323,498	39,223
Japanese Yen JPY 2,684,000	BUY	7/9/10	29,759	30,361	602
Japanese Yen JPY 88,000,000	BUY	7/12/10	953,172	995,499	42,327
Japanese Yen JPY 83,000,000	BUY	7/12/10	902,321	938,937	36,616
Japanese Yen JPY 64,000,000	BUY	7/28/10	716,685	724,187	7,502
Japanese Yen JPY 45,000,000	BUY	8/2/10	487,689	509,237	21,548
Japanese Yen JPY 63,000,000	BUY	8/2/10	699,148	712,931	13,783
Japanese Yen JPY 29,000,000	BUY	8/16/10	316,594	328,253	11,659
Japanese Yen JPY 101,000,000	BUY	8/16/10	1,102,620	1,143,226	40,606
Japanese Yen JPY 2,000,000	BUY	8/16/10	22,399	22,638	239
Japanese Yen JPY 218,000,000	BUY	9/21/10	2,387,680	2,469,211	81,531
Japanese Yen JPY 441,000,000	BUY	9/21/10	4,946,037	4,995,056	49,019
Japanese Yen JPY 106,000,000	BUY	11/10/10	1,137,058	1,201,922	64,864
Japanese Yen JPY 53,000,000	BUY	11/10/10	571,530	600,961	29,431
Japanese Yen JPY 53,000,000	BUY	11/10/10	578,325	600,961	22,636
South Korean Won KRW 1,130,000,000	BUY	7/6/10	925,489	924,543	(946)
South Korean Won KRW 840,000,000	BUY	7/7/10	755,022	687,247	(67,775)
South Korean Won KRW 388,000,000	BUY	7/7/10	313,282	317,443	4,161
South Korean Won KRW 870,000,000	BUY	7/7/10	730,847	711,791	(19,056)
South Korean Won KRW 2,098,000,000	BUY	9/29/10	1,704,305	1,711,922	7,617
Kazakhstani Tenge KZT 18,700,000	BUY	2/28/11	127,776	125,878	(1,898)
Kazakhstani Tenge KZT 18,700,000	BUY	2/28/11	127,471	125,878	(1,593)
Kazakhstani Tenge KZT 18,700,000	BUY	2/28/11	127,645	125,878	(1,767)
Kazakhstani Tenge KZT 19,000,000	BUY	3/10/11	129,604	127,878	(1,726)

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   SUMMARY PORTFOLIO OF INVESTMENTS
GLOBAL STRATEGIC INCOME PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Mexican Peso MXN 12,100,000	BUY	7/6/10	$950,727	$935,011	$(15,716)
Mexican Peso MXN 11,800,000	BUY	7/12/10	912,769	911,266	(1,503)
Mexican Peso MXN 54,115,000	BUY	7/20/10	4,271,619	4,175,640	(95,979)
Mexican Peso MXN 1,885,000	BUY	7/20/10	142,071	145,451	3,380
Mexican Peso MXN 11,000,000	BUY	7/20/10	854,356	848,786	(5,570)
Malaysian Ringgit MYR 2,330,000	BUY	7/7/10	727,557	719,453	(8,104)
Malaysian Ringgit MYR 500,000	BUY	7/7/10	150,331	154,389	4,058
Malaysian Ringgit MYR 2,830,000	BUY	9/1/10	866,450	871,581	5,131
Malaysian Ringgit MYR 390,000	BUY	11/10/10	120,092	119,708	(384)
Norwegian Krone NOK 5,800,000	BUY	7/12/10	939,865	890,679	(49,186)
Norwegian Krone NOK 5,900,000	BUY	7/12/10	943,573	906,036	(37,537)
Norwegian Krone NOK 6,100,000	BUY	7/12/10	938,141	936,749	(1,392)
Norwegian Krone NOK 4,100,000	BUY	8/16/10	630,332	628,468	(1,864)
Norwegian Krone NOK 2,100,000	BUY	8/16/10	322,853	321,898	(955)
Norwegian Krone NOK 4,400,000	BUY	8/16/10	685,680	674,454	(11,226)
Norwegian Krone NOK 1,100,000	BUY	8/16/10	173,154	168,613	(4,541)
New Zealand Dollar NZD 1,325,000	BUY	7/12/10	954,967	908,038	(46,929)
New Zealand Dollar NZD 1,325,000	BUY	7/12/10	927,655	908,038	(19,617)
New Zealand Dollar NZD 1,375,000	BUY	7/12/10	927,850	942,303	14,453
New Zealand Dollar NZD 20,000	BUY	8/16/10	13,803	13,670	(133)
New Zealand Dollar NZD 700,000	BUY	8/16/10	483,120	478,458	(4,662)
New Zealand Dollar NZD 170,000	BUY	8/16/10	119,979	116,197	(3,782)
Peruvian Nuevo Sol PEN 940,000	BUY	7/14/10	330,869	332,575	1,706
Philippine Peso PHP 43,000,000	BUY	7/6/10	925,079	927,002	1,923
Polish Zloty PLN 3,150,000	BUY	7/7/10	935,479	928,095	(7,384)
Polish Zloty PLN 7,385,000	BUY	7/7/10	2,189,770	2,175,868	(13,902)
Polish Zloty PLN 1,390,000	BUY	7/7/10	404,111	409,540	5,429
Polish Zloty PLN 1,450,000	BUY	7/7/10	421,555	427,218	5,663
Polish Zloty PLN 1,895,000	BUY	7/7/10	558,124	558,330	206
Polish Zloty PLN 1,310,000	BUY	7/7/10	385,827	385,970	143

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Polish Zloty PLN 975,000	BUY	7/7/10	$293,772	$287,268	$(6,504)
Polish Zloty PLN 360,000	BUY	7/7/10	108,470	106,068	(2,402)
Polish Zloty PLN 1,200,000	BUY	7/7/10	362,122	353,560	(8,562)
Polish Zloty PLN 445,000	BUY	7/7/10	134,287	131,112	(3,175)
Polish Zloty PLN 625,000	BUY	7/7/10	190,346	184,146	(6,200)
Polish Zloty PLN 435,000	BUY	7/7/10	132,481	128,166	(4,315)
Polish Zloty PLN 275,000	BUY	7/7/10	84,182	81,024	(3,158)
Polish Zloty PLN 880,000	BUY	7/7/10	269,381	259,277	(10,104)
Polish Zloty PLN 1,660,000	BUY	8/16/10	497,479	487,737	(9,742)
Polish Zloty PLN 210,000	BUY	8/16/10	62,564	61,702	(862)
Polish Zloty PLN 13,745,000	BUY	9/1/10	4,004,487	4,034,298	29,811
Polish Zloty PLN 625,000	BUY	11/10/10	187,857	182,735	(5,122)
Polish Zloty PLN 665,000	BUY	11/10/10	198,864	194,430	(4,434)
Russian Ruble RUB 28,100,000	BUY	10/7/10	926,017	892,241	(33,776)
Russian Ruble RUB 16,830,000	BUY	10/7/10	553,054	534,392	(18,662)
Russian Ruble RUB 10,060,000	BUY	10/7/10	318,657	319,429	772
Russian Ruble RUB 23,000,000	BUY	10/7/10	719,762	730,304	10,542
Russian Ruble RUB 31,400,000	BUY	11/8/10	1,012,903	993,900	(19,003)
Russian Ruble RUB 21,710,000	BUY	11/8/10	683,134	687,184	4,050
Swedish Krona SEK 7,200,000	BUY	7/12/10	931,220	923,385	(7,835)
Swedish Krona SEK 3,000,000	BUY	8/16/10	379,459	384,739	5,280
Swedish Krona SEK 2,500,000	BUY	8/16/10	316,216	320,616	4,400
Swedish Krona SEK 2,600,000	BUY	8/16/10	328,864	333,441	4,577
Swedish Krona SEK 2,700,000	BUY	8/16/10	345,676	346,265	589
Swedish Krona SEK 600,000	BUY	8/16/10	78,203	76,948	(1,255)
Swedish Krona SEK 100,000	BUY	8/16/10	13,034	12,825	(209)
Singapore Dollar SGD 110,000	BUY	11/10/10	79,023	78,656	(367)
Thai Baht THB 23,500,000	BUY	8/24/10	725,533	725,318	(215)
Thai Baht THB 2,720,000	BUY	8/24/10	83,244	83,952	708
Turkish Lira TRY 1,475,000	BUY	7/1/10	941,770	931,569	(10,201)

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   SUMMARY PORTFOLIO OF INVESTMENTS
GLOBAL STRATEGIC INCOME PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Turkish Lira TRY 2,950,000	BUY	7/1/10	$1,857,835	$1,863,138	$5,303
Turkish Lira TRY 1,450,000	BUY	7/12/10	946,055	913,927	(32,128)
Turkish Lira TRY 2,770,000	BUY	7/12/10	1,794,855	1,745,915	(48,940)
Turkish Lira TRY 1,450,000	BUY	7/12/10	923,920	913,927	(9,993)
Turkish Lira TRY 800,000	BUY	7/12/10	498,256	504,236	5,980
Turkish Lira TRY 890,000	BUY	7/12/10	566,590	560,962	(5,628)
Turkish Lira TRY 1,475,000	BUY	9/1/10	923,144	922,055	(1,089)
Taiwan New Dollar TWD 30,000,000	BUY	7/1/10	933,416	933,663	247
South African Rand ZAR 7,200,000	BUY	7/1/10	943,087	938,111	(4,976)
South African Rand ZAR 3,200,000	BUY	7/1/10	413,079	416,938	3,859
South African Rand ZAR 4,140,000	BUY	7/1/10	545,512	539,414	(6,098)
South African Rand ZAR 860,000	BUY	7/1/10	115,203	112,052	(3,151)
South African Rand ZAR 7,100,000	BUY	7/12/10	937,820	923,087	(14,733)
South African Rand ZAR 7,200,000	BUY	7/15/10	926,820	935,582	8,762
South African Rand ZAR 4,890,000	BUY	9/1/10	633,691	630,098	(3,593)
					$(397,433)
Argentine Peso ARS 3,650,000	SELL	8/2/10	912,842	920,282	$(7,440)
Australian Dollar AUD 1,050,000	SELL	7/12/10	915,212	882,546	32,666
Australian Dollar AUD 1,125,000	SELL	7/12/10	931,331	945,585	(14,254)
Australian Dollar AUD 450,000	SELL	8/16/10	379,132	376,647	2,485
Australian Dollar AUD 650,000	SELL	8/16/10	547,635	544,045	3,590
Australian Dollar AUD 680,000	SELL	8/16/10	572,910	569,155	3,755
Australian Dollar AUD 170,000	SELL	8/16/10	144,973	142,289	2,684
Australian Dollar AUD 2,020,000	SELL	8/16/10	1,720,050	1,690,726	29,324
Brazilian Real BRL 8,415,000	SELL	7/2/10	4,538,835	4,662,050	(123,215)
Brazilian Real BRL 1,770,000	SELL	7/2/10	954,693	980,609	(25,916)
Brazilian Real BRL 1,750,000	SELL	7/2/10	948,564	969,529	(20,965)
Brazilian Real BRL 500,000	SELL	7/2/10	279,174	277,008	2,166
Brazilian Real BRL 6,115,000	SELL	8/3/10	3,403,651	3,363,021	40,630
Brazilian Real BRL 1,770,000	SELL	8/3/10	985,194	973,434	11,760

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Canadian Dollar CAD 390,000	SELL	8/16/10	$377,437	$366,244	$11,193
Canadian Dollar CAD 550,000	SELL	8/16/10	532,283	516,498	15,785
Canadian Dollar CAD 600,000	SELL	8/16/10	580,672	563,453	17,219
Canadian Dollar CAD 470,000	SELL	8/16/10	457,461	441,371	16,090
Canadian Dollar CAD 30,000	SELL	8/16/10	29,490	28,173	1,317
Canadian Dollar CAD 2,020,000	SELL	8/16/10	1,953,323	1,896,957	56,366
Canadian Dollar CAD 40,000	SELL	8/16/10	38,651	37,564	1,087
Swiss Franc CHF 1,050,000	SELL	7/12/10	942,198	974,342	(32,144)
Swiss Franc CHF 1,080,000	SELL	7/12/10	939,498	1,002,181	(62,683)
Swiss Franc CHF 1,060,000	SELL	7/12/10	924,118	983,622	(59,504)
Swiss Franc CHF 430,000	SELL	8/16/10	373,913	399,268	(25,355)
Swiss Franc CHF 360,000	SELL	8/16/10	313,043	334,271	(21,228)
Swiss Franc CHF 380,000	SELL	8/16/10	332,088	352,842	(20,754)
Swiss Franc CHF 330,000	SELL	8/16/10	288,392	306,415	(18,023)
Swiss Franc CHF 1,160,000	SELL	8/16/10	1,013,743	1,077,096	(63,353)
Swiss Franc CHF 80,000	SELL	8/16/10	71,902	74,282	(2,380)
Swiss Franc CHF 90,000	SELL	8/16/10	82,496	83,568	(1,072)
Swiss Franc CHF 140,000	SELL	8/16/10	128,326	129,994	(1,668)
Chinese Yuan CNY 6,300,000	SELL	7/1/10	923,077	929,012	(5,935)
Chinese Yuan CNY 6,300,000	SELL	7/19/10	924,296	928,977	(4,681)
Colombian Peso COP 5,239,000,000	SELL	7/7/10	2,609,324	2,757,878	(148,554)
Colombian Peso COP 2,912,000,000	SELL	9/1/10	1,512,727	1,529,813	(17,086)
EU Euro EUR 245,000	SELL	7/6/10	319,066	299,608	19,458
EU Euro EUR 3,800,000	SELL	7/6/10	4,662,752	4,646,977	15,775
EU Euro EUR 1,080,000	SELL	7/9/10	1,284,347	1,320,739	(36,392)
EU Euro EUR 2,350,000	SELL	7/12/10	2,981,680	2,873,872	107,808
EU Euro EUR 1,320,000	SELL	7/12/10	1,662,936	1,614,260	48,676
EU Euro EUR 330,000	SELL	7/12/10	419,443	403,565	15,878
EU Euro EUR 330,000	SELL	7/12/10	423,647	403,565	20,082
EU Euro EUR 1,300,000	SELL	7/12/10	1,653,249	1,589,802	63,447

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   SUMMARY PORTFOLIO OF INVESTMENTS
GLOBAL STRATEGIC INCOME PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
EU Euro EUR 400,000	SELL	7/12/10	$503,625	$489,170	$14,455
EU Euro EUR 400,000	SELL	7/12/10	501,144	489,170	11,974
EU Euro EUR 800,000	SELL	7/12/10	989,328	978,340	10,988
EU Euro EUR 290,000	SELL	7/12/10	347,629	354,648	(7,019)
EU Euro EUR 500,000	SELL	7/12/10	597,825	611,462	(13,637)
EU Euro EUR 2,010,000	SELL	7/12/10	2,437,989	2,458,078	(20,089)
EU Euro EUR 380,000	SELL	8/16/10	460,142	464,797	(4,655)
EU Euro EUR 280,000	SELL	8/16/10	343,155	342,482	673
EU Euro EUR 210,000	SELL	11/8/10	306,521	256,991	49,530
EU Euro EUR 300,000	SELL	11/8/10	418,395	367,131	51,264
EU Euro EUR 1,110,000	SELL	11/10/10	1,414,528	1,358,398	56,130
EU Euro EUR 370,000	SELL	11/10/10	469,597	452,799	16,798
EU Euro EUR 450,000	SELL	11/10/10	569,426	550,702	18,724
EU Euro EUR 180,000	SELL	11/10/10	228,722	220,281	8,441
EU Euro EUR 180,000	SELL	11/10/10	224,316	220,281	4,035
EU Euro EUR 460,000	SELL	11/10/10	569,940	562,940	7,000
EU Euro EUR 185,000	SELL	11/10/10	229,724	226,400	3,324
EU Euro EUR 370,000	SELL	11/10/10	455,735	452,799	2,936
British Pound GBP 330,000	SELL	8/16/10	480,670	493,041	(12,371)
British Pound GBP 390,000	SELL	8/16/10	568,064	582,685	(14,621)
British Pound GBP 190,000	SELL	8/16/10	280,459	283,872	(3,413)
British Pound GBP 50,000	SELL	8/16/10	73,720	74,703	(983)
British Pound GBP 30,000	SELL	8/16/10	45,189	44,822	367
British Pound GBP 300,000	SELL	9/21/10	444,957	448,211	(3,254)
Hong Kong Sar Dollar HKD 7,200,000	SELL	7/2/10	925,129	924,630	499
Hong Kong Sar Dollar HKD 7,200,000	SELL	7/19/10	924,286	924,713	(427)
Hungarian Forint HUF 141,000,000	SELL	7/12/10	633,324	603,189	30,135
Hungarian Forint HUF 204,000,000	SELL	7/12/10	920,578	872,700	47,878
Hungarian Forint HUF 117,000,000	SELL	7/12/10	524,593	500,519	24,074
Hungarian Forint HUF 296,000,000	SELL	7/12/10	1,357,499	1,266,270	91,229

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Hungarian Forint HUF 142,000,000	SELL	7/12/10	$652,844	$607,467	$45,377
Hungarian Forint HUF 6,000,000	SELL	7/12/10	27,580	25,668	1,912
Hungarian Forint HUF 413,000,000	SELL	7/12/10	1,825,971	1,766,789	59,182
Hungarian Forint HUF 1,000,000	SELL	7/12/10	4,395	4,278	117
Hungarian Forint HUF 52,000,000	SELL	7/12/10	214,133	222,453	(8,320)
Hungarian Forint HUF 212,000,000	SELL	7/12/10	910,341	906,923	3,418
Hungarian Forint HUF 263,000,000	SELL	7/12/10	1,154,123	1,125,098	29,025
Hungarian Forint HUF 73,000,000	SELL	7/12/10	320,624	312,290	8,334
Hungarian Forint HUF 171,000,000	SELL	7/12/10	734,489	731,528	2,961
Indonesian Rupiah IDR 8,280,000,000	SELL	7/12/10	899,023	911,537	(12,514)
Indonesian Rupiah IDR 3,610,000,000	SELL	7/12/10	393,460	397,421	(3,961)
Indonesian Rupiah IDR 4,180,000,000	SELL	7/26/10	453,362	459,073	(5,711)
Indonesian Rupiah IDR 1,870,000,000	SELL	7/26/10	203,859	205,375	(1,516)
Israeli New Shekel ILS 2,990,000	SELL	8/31/10	774,341	768,931	5,410
Indian Rupee INR 43,500,000	SELL	7/6/10	919,915	935,859	(15,944)
Japanese Yen JPY 119,684,000	SELL	7/9/10	1,304,856	1,353,859	(49,003)
Japanese Yen JPY 88,000,000	SELL	7/12/10	948,041	995,499	(47,458)
Japanese Yen JPY 83,000,000	SELL	7/12/10	911,137	938,937	(27,800)
Japanese Yen JPY 85,000,000	SELL	7/12/10	930,297	961,562	(31,265)
Japanese Yen JPY 260,000,000	SELL	8/2/10	2,859,562	2,942,256	(82,694)
Japanese Yen JPY 1,000,000	SELL	8/16/10	10,917	11,319	(402)
Japanese Yen JPY 3,000,000	SELL	8/16/10	32,701	33,957	(1,256)
Japanese Yen JPY 26,000,000	SELL	8/16/10	283,413	294,296	(10,883)
Japanese Yen JPY 90,000,000	SELL	8/16/10	981,044	1,018,716	(37,672)
Japanese Yen JPY 1,000,000	SELL	8/16/10	11,049	11,319	(270)
Japanese Yen JPY 7,000,000	SELL	8/16/10	77,015	79,233	(2,218)
Japanese Yen JPY 11,000,000	SELL	8/16/10	123,194	124,510	(1,316)
Japanese Yen JPY 441,000,000	SELL	9/21/10	4,875,692	4,995,056	(119,364)
Japanese Yen JPY 41,000,000	SELL	11/10/10	448,872	464,894	(16,022)
Japanese Yen JPY 51,000,000	SELL	11/10/10	554,873	578,283	(23,410)

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   SUMMARY PORTFOLIO OF INVESTMENTS
GLOBAL STRATEGIC INCOME PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Japanese Yen JPY 51,000,000	SELL	11/10/10	$553,397	$578,283	$(24,886)
Japanese Yen JPY 17,000,000	SELL	11/10/10	187,997	192,761	(4,764)
Japanese Yen JPY 18,000,000	SELL	11/10/10	200,129	204,100	(3,971)
Japanese Yen JPY 34,000,000	SELL	11/10/10	381,735	385,522	(3,787)
South Korean Won KRW 252,000,000	SELL	7/1/10	207,407	206,225	1,182
South Korean Won KRW 401,000,000	SELL	7/1/10	331,131	328,160	2,971
South Korean Won KRW 1,130,000,000	SELL	7/6/10	904,000	924,543	(20,543)
South Korean Won KRW 2,098,000,000	SELL	7/7/10	1,708,469	1,716,481	(8,012)
South Korean Won KRW 830,000,000	SELL	7/19/10	682,790	678,776	4,014
South Korean Won KRW 653,000,000	SELL	8/2/10	542,674	533,763	8,911
South Korean Won KRW 420,000,000	SELL	8/18/10	345,565	343,122	2,443
South Korean Won KRW 838,000,000	SELL	8/30/10	697,868	684,334	13,534
South Korean Won KRW 870,000,000	SELL	9/20/10	715,402	710,060	5,342
South Korean Won KRW 364,000,000	SELL	9/29/10	302,753	297,016	5,737
South Korean Won KRW 417,000,000	SELL	9/29/10	346,835	340,263	6,572
Mexican Peso MXN 12,100,000	SELL	7/6/10	934,413	935,011	(598)
Mexican Peso MXN 11,800,000	SELL	7/12/10	927,742	911,266	16,476
Mexican Peso MXN 5,800,000	SELL	8/2/10	434,783	446,933	(12,150)
Malaysian Ringgit MYR 2,830,000	SELL	7/7/10	868,098	873,842	(5,744)
Malaysian Ringgit MYR 390,000	SELL	11/10/10	119,522	119,708	(186)
Norwegian Krone NOK 5,800,000	SELL	7/12/10	937,533	890,679	46,854
Norwegian Krone NOK 5,900,000	SELL	7/12/10	915,607	906,036	9,571
Norwegian Krone NOK 6,100,000	SELL	7/12/10	937,014	936,749	265
Norwegian Krone NOK 4,900,000	SELL	8/16/10	753,323	751,096	2,227
Norwegian Krone NOK 3,700,000	SELL	8/16/10	576,594	567,154	9,440
Norwegian Krone NOK 1,900,000	SELL	8/16/10	296,089	291,241	4,848
Norwegian Krone NOK 400,000	SELL	8/16/10	62,965	61,314	1,651
Norwegian Krone NOK 500,000	SELL	8/16/10	77,748	76,642	1,106
New Zealand Dollar NZD 1,325,000	SELL	7/12/10	943,792	908,038	35,754
New Zealand Dollar NZD 1,325,000	SELL	7/12/10	897,999	908,038	(10,039)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
New Zealand Dollar NZD 1,375,000	SELL	7/12/10	$940,294	$942,303	$(2,009)
New Zealand Dollar NZD 790,000	SELL	8/16/10	542,730	539,974	2,756
New Zealand Dollar NZD 50,000	SELL	8/16/10	35,575	34,176	1,399
New Zealand Dollar NZD 30,000	SELL	8/16/10	21,341	20,505	836
Peruvian Nuevo Sol PEN 1,270,000	SELL	7/14/10	446,554	449,330	(2,776)
Peruvian Nuevo Sol PEN 1,600,000	SELL	7/14/10	561,404	566,085	(4,681)
Philippine Peso PHP 43,000,000	SELL	7/6/10	917,235	927,002	(9,767)
Polish Zloty PLN 4,880,000	SELL	7/7/10	1,446,998	1,437,811	9,187
Polish Zloty PLN 3,150,000	SELL	7/7/10	927,917	928,095	(178)
Polish Zloty PLN 13,745,000	SELL	7/7/10	4,019,006	4,049,736	(30,730)
Polish Zloty PLN 1,870,000	SELL	8/16/10	549,192	549,439	(247)
Polish Zloty PLN 1,290,000	SELL	11/10/10	396,009	377,165	18,844
Russian Ruble RUB 5,520,000	SELL	10/7/10	178,352	175,273	3,079
Russian Ruble RUB 5,330,000	SELL	10/7/10	172,158	169,240	2,918
Russian Ruble RUB 8,610,000	SELL	10/7/10	273,507	273,388	119
Russian Ruble RUB 27,280,000	SELL	10/7/10	882,562	866,204	16,358
Russian Ruble RUB 8,400,000	SELL	11/8/10	273,438	265,884	7,554
Russian Ruble RUB 4,980,000	SELL	11/8/10	161,165	157,631	3,534
Russian Ruble RUB 14,390,000	SELL	11/8/10	456,101	455,485	616
Russian Ruble RUB 3,630,000	SELL	11/8/10	114,946	114,900	46
Swedish Krona SEK 7,200,000	SELL	7/12/10	948,295	923,385	24,910
Swedish Krona SEK 3,000,000	SELL	8/16/10	379,459	384,739	(5,280)
Swedish Krona SEK 2,700,000	SELL	8/16/10	345,676	346,265	(589)
Swedish Krona SEK 2,200,000	SELL	8/16/10	281,662	282,142	(480)
Swedish Krona SEK 2,300,000	SELL	8/16/10	294,465	294,967	(502)
Swedish Krona SEK 600,000	SELL	8/16/10	77,511	76,948	563
Thai Baht THB26,220,000	SELL	8/24/10	808,635	809,270	(635)
Turkish Lira TRY 2,950,000	SELL	7/1/10	1,853,027	1,863,138	(10,111)
Turkish Lira TRY 1,450,000	SELL	7/12/10	930,987	913,927	17,060
Turkish Lira TRY 1,450,000	SELL	7/12/10	932,656	913,927	18,729

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   SUMMARY PORTFOLIO OF INVESTMENTS
GLOBAL STRATEGIC INCOME PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Taiwan New Dollar TWD 30,000,000	SELL	7/1/10	$939,555	$933,663	$5,892
Taiwan New Dollar TWD 30,000,000	SELL	7/15/10	928,649	934,136	(5,487)
South African Rand ZAR 3,290,000	SELL	7/1/10	425,890	428,664	(2,774)
South African Rand ZAR 7,200,000	SELL	7/1/10	932,039	938,111	(6,072)
South African Rand ZAR 7,100,000	SELL	7/12/10	930,917	923,087	7,830
					$(2,509)

ING Oppenheimer Global Strategic Income Portfolio Open Futures Contracts on June 30, 2010:

Contract Description	Number of Contracts	Expiration Date	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Euro-Bund	18	09/08/10	$2,848,048	$24,223
Japanese Government Bonds 10-Year Mini	4	09/08/10	640,706	3,016
Long Gilt	1	09/28/10	180,861	2,521
U.S. Treasury 2-Year Note	49	09/30/10	10,722,470	21,894
U.S. Treasury 10-Year Note	540	09/21/10	66,175,021	1,123,469
U.S. Treasury Long Bond	173	09/21/10	22,056,940	746,253
			$102,624,046	$1,921,376
Short Contracts
DAX Index	4	09/17/10	$729,004	$(855)
FTSE 100 Index	21	09/17/10	1,531,309	94,967
NASDAQ 100 E-Mini	44	09/17/10	1,554,148	(24,708)
NIKKEI 225 (OSE)	15	09/09/10	1,587,966	16,526
NIKKEI 225 (SGX)	3	09/09/10	158,711	1,718
S&P 500 E-Mini	122	09/17/10	6,262,260	363,084
U.S. Treasury 5-Year Note	5	09/30/10	591,758	(8,907)
			$12,415,156	$441,825

ING Oppenheimer Global Strategic Income Portfolio Credit Default Swap Agreements Outstanding on June 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(4)		Market Value(5)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, N.A.	Amgen, Inc., 4.850%, 11/18/14	Buy	(1.000)	06/20/15	USD	930,000	$(21,585)	$(19,126)	$(2,459)
Deutsche Bank AG	Baxter International, Inc., 6.625%, 02/15/28	Buy	(1.000)	06/20/15	USD	740,000	(21,028)	(18,623)	(2,405)
Deutsche Bank AG	Baxter International, Inc., 6.625%, 02/15/28	Buy	(1.000)	06/20/15	USD	190,000	(5,399)	(4,468)	(931)
Deutsche Bank AG	Pfizer, Inc., 4.650%, 03/01/2018	Buy	(1.000)	06/20/15	USD	930,000	(20,607)	(16,463)	(4,144)
UBS AG	Quest Diagnostic, Inc., 6.950%, 07/01/2037	Buy	(1.000)	06/20/15	USD	180,000	4,937	2,614	2,323
UBS AG	Quest Diagnostic, Inc., 6.950%, 07/01/2037	Buy	(1.000)	06/20/15	USD	750,000	20,569	(5,997)	26,566
Deutsche Bank AG	Republic of Peru 8.750%, 11/21/33	Buy	(1.710)	12/20/16	USD	420,000	(7,088)	—	(7,088)
Barclays Bank PLC	Republic of Philippines 10.625%, 03/16/25	Buy	(1.740)	12/20/14	USD	340,000	(1,858)	—	(1,858)
JPMorgan Chase Bank, N.A.	Republic of Philippines 10.625%, 03/16/25	Buy	(1.740)	12/20/14	USD	510,000	(2,355)	—	(2,355)
Credit Suisse International	Republic of Venezuela 9.250%, 09/15/27	Buy	(5.000)	09/20/15	USD	170,000	47,953	44,649	3,304
Citibank N.A.	Wal-Mart Stores, Inc., 5.875%, 04/05/27	Buy	(1.000)	06/20/15	USD	180,000	(4,907)	(4,493)	(414)
Citibank N.A.	Wal-Mart Stores, Inc., 5.875%, 04/05/27	Buy	(1.000)	06/20/15	USD	750,000	(20,447)	(19,505)	(942)
							$(31,815)	$(41,412)	$9,597

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   SUMMARY PORTFOLIO OF INVESTMENTS
GLOBAL STRATEGIC INCOME PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Credit Default Swaps on Credit Indices — Sell Protection(2)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(4)		Market Value(5)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CDX.NA.HY.13 Index	Sell	5.000	12/20/14	USD	1,524,600	$(47,881)	$(123,119)	$75,238
Goldman Sachs International	CDX.NA.HY.13 Index	Sell	5.000	12/20/14	USD	1,524,600	(47,881)	(122,300)	74,419
Goldman Sachs International	CDX.NA.HY.13 Index	Sell	5.000	12/20/14	USD	915,750	(28,760)	(67,556)	38,796
JPMorgan Chase Bank, N.A.	CDX.NA.HY.13 Index	Sell	5.000	12/20/14	USD	990,000	(31,091)	(46,077)	14,986
							$(155,613)	$(359,052)	$203,439

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection(2)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 06/30/10 (%)(3)	Notional Amount(4)		Market Value(5)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Development Bank of Kazakhstan 7.375%, 11/12/13	Sell	3.750	03/20/13	2.6907	USD	650,000	$9,072	$—	$9,072
Morgan Stanley Capital Services Inc. Finansbank, A.S./USD 6.250% Eurobonds, 03/24/11 and	USD 6.50% Eurobonds, 03/24/13*	Sell	1.300	03/24/13	59.7770	USD	770,000	(86,116)	—	(86,116)
Citibank N.A., New York	Islamic Republic of Pakistan 6.750%, 02/19/09**	Sell	5.100	03/20/13	7.0829	USD	270,000	(18,891)	—	(18,891)
Credit Suisse International	Republic of Hungary 4.750%, 02/03/15	Sell	2.700	09/20/10	0.8532	USD	600,000	(750)	—	(750)
Deutsche Bank AG	SLM Corp., 5.000%, 10/01/2013	Sell	1.000	06/20/15	6.2323	USD	190,000	(9,112)	(8,017)	(1,095)
Deutsche Bank AG	SLM Corp. 5.125%, 08/27/12	Sell	5.000	06/20/15	6.2323	USD	740,000	(35,490)	46,859	(82,349)
Goldman Sachs International	Southwest Airlines Co., 5.250%, 10/01/2014	Sell	1.000	06/20/15	1.5018	USD	930,000	(21,583)	(26,454)	4,871
Deutsche Bank AG	Time Warner Cable, Inc., 5.850%, 05/01/2017	Sell	1.000	06/20/15	1.3720	USD	930,000	(16,076)	(14,493)	(1,583)
Goldman Sachs International	Universal Health SVCS, 7.125%, 06/30/2016	Sell	1.000	06/20/15	3.2918	USD	930,000	(92,990)	(66,716)	(26,274)
Barclays Bank PLC	Whirlpool Corp., 7.750%, 07/15/16	Sell	1.000	06/20/15	1.2205	USD	740,000	(7,625)	(6,739)	(886)
Barclays Bank PLC	Whirlpool Corp., 7.750%, 07/15/16	Sell	1.000	06/20/15	1.2205	USD	190,000	(1,958)	(2,973)	1,015
								$(281,519)	$(78,533)	$(202,986)

*  Issued by Istanbul Bond Company to provide funds to finance loans to Finansbank, A.S. For the purposes of this transaction each such loan shall be an underlying loan.

**  In the event of a default, if this bond is no longer available an equivalent bond will be delivered.

(1)  If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)  If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(3)  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio's Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   SUMMARY PORTFOLIO OF INVESTMENTS
GLOBAL STRATEGIC INCOME PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

(4)  The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(5)  The market values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation's credit soundness and a greater likelihood or risk of default or other credit event occurring.

ING Oppenheimer Global Strategic Income Portfolio Interest Rate Swap Agreements Outstanding on June 30, 2010:

	Termination Date	Notional Principal Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on 6-month AUD-BBR-BBSW and pay a fixed rate equal to 6.215% Counterparty: Westpac Banking Corp.	11/04/19	AUD	2,440,000	$(94,606)	$—	$(94,606)
Receive a fixed rate equal to 12.320% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Banco Santander, S.A.	01/02/17	BRL	840,000	4,144	—	4,144
Receive a fixed rate equal to 11.480% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Credit Suisse International	01/02/12	BRL	90,000	(59)	—	(59)
Receive a fixed rate equal to 11.460% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs International	01/02/12	BRL	250,000	(203)	—	(203)
Receive a fixed rate equal to 12.800% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs International	01/02/17	BRL	3,300,000	66,860	—	66,860
Receive a fixed rate equal to 12.870% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/14	BRL	960,000	26,851	—	26,851
Receive a fixed rate equal to 12.920% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/14	BRL	1,920,000	55,739	—	55,739
Receive a fixed rate equal to 12.260% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/15	BRL	80,000	1,134	—	1,134
Receive a fixed rate equal to 12.290% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/15	BRL	40,000	594	—	594
Receive a fixed rate equal to 13.900% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: JPMorgan Chase Bank, N.A.	01/02/17	BRL	2,500,000	96,216	—	96,216
Receive a fixed rate equal to 11.490% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley Capital Services Inc.	01/02/12	BRL	210,000	(123)	—	(123)
Receive a fixed rate equal to 12.300% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley Capital Services Inc.	01/02/17	BRL	2,440,000	11,275	—	11,275
Receive a fixed rate equal to 3.820% and pay a floating rate based on 3-month CAD-BA-CDOR Counterparty: JPMorgan Chase Bank, N.A.	01/06/20	CAD	2,390,000	85,209	—	85,209
Receive a fixed rate equal to 5.720% and pay a floating rate based on 6-month HUF-BUBOR Counterparty: Barclays Bank PLC	06/11/12	HUF	179,000,000	(1,887)	—	(1,887)
Receive a fixed rate equal to 7.820% and pay a floating rate based on 6-month HUF-BUBOR Counterparty: Barclays Bank PLC	09/19/13	HUF	231,000,000	53,858	—	53,858
Receive a fixed rate equal to 5.800% and pay a floating rate based on 6-month HUF-BUBOR Counterparty: Citibank N.A.	06/08/12	HUF	92,000,000	(344)	—	(344)
Receive a fixed rate equal to 5.720% and pay a floating rate based on 6-month HUF-BUBOR Counterparty: JPMorgan Chase Bank, N.A.	06/11/12	HUF	176,000,000	(1,855)	—	(1,855)
Receive a fixed rate equal to 7.880% and pay a floating rate based on 6-month HUF-BUBOR Counterparty: JPMorgan Chase Bank, N.A.	08/12/13	HUF	123,000,000	28,970	—	28,970
Receive a fixed rate equal to 7.890% and pay a floating rate based on 6-month HUF-BUBOR Counterparty: JPMorgan Chase Bank, N.A.	09/12/13	HUF	107,000,000	24,631	—	24,631
Receive a floating rate based on 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 1.391% Counterparty: Citibank N.A.	10/06/19	JPY	24,000,000	(7,451)	—	(7,451)

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   SUMMARY PORTFOLIO OF INVESTMENTS
GLOBAL STRATEGIC INCOME PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

	Termination Date	Notional Principal Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 1.484% Counterparty: JPMorgan Chase Bank, N.A.	09/07/19	JPY	98,700,000	$(41,648)	$—	$(41,648)
Receive a floating rate based on 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 1.563% Counterparty: JPMorgan Chase Bank, N.A.	11/09/19	JPY	77,000,000	(37,120)	—	(37,120)
Receive a fixed rate equal to 3.600% and pay a floating rate based on 3-month USD-LIBOR-BBA Counterparty: Goldman Sachs International	11/03/19	USD	2,200,000	121,639	—	121,639
				$391,824	$—	$391,824

ING Oppenheimer Global Strategic Income Portfolio Volatility Swap Agreements Outstanding on June 30, 2010:

Reference Entity/ Swap Counterparty	Termination Date	Number of Contracts		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay a fixed rate of 11.50% Receive the Historic Volatility of the mid GBP/CAD spot exchange rate Counterparty: Citibank N.A., New York	07/26/10	GBP	1,700	$241	$—	$241
Pay a fixed rate of 11.00% Receive the Historic Volatility of the mid NZD/CAD spot exchange rate Counterparty: Credit Suisse International	07/28/10	NZD	3,700	1,539	—	1,539
Pay the Historic Volatility of the mid CHF/JPY spot exchange rate Receive a fixed rate of 18.00% Counterparty: Credit Suisse International	07/12/10	CHF	3,000	16,293	—	16,293
Pay the Historic Volatility of the mid GBP/CAD spot exchange rate Receive a fixed rate of 10.90% Counterparty: Deutsche Bank AG	07/26/10	GBP	1,800	(12,158)	—	(12,158)
Pay the Historic Volatility of the mid USD/EUR spot exchange rate Receive a fixed rate of 15.60% Counterparty: Barclays Bank PLC	07/06/10	USD	2,600	10,754	—	10,754
Pay the Historic Volatility of the mid USD/EUR spot exchange rate Receive a fixed rate of 15.65% Counterparty: Citibank N.A., New York	07/06/10	USD	2,600	12,213	—	12,213
Pay the Historic Volatility of the mid USD/CHF spot exchange rate Receive a fixed rate of 12.45% Counterparty: Credit Suisse International	07/08/10	USD	2,600	4,920	(177)	5,097
Pay the Historic Volatility of the mid USD/CHF spot exchange rate Receive a fixed rate of 12.60% Counterparty: Credit Suisse International	07/09/10	USD	2,600	4,637	—	4,637
Pay the Historic Volatility of the mid USD/EUR spot exchange rate Receive a fixed rate of 12.25% Counterparty: Deutsche Bank AG	07/23/10	USD	2,600	(1,377)	—	(1,377)
Pay the Historic Volatility of the mid USD/EUR spot exchange rate Receive a fixed rate of 12.40% Counterparty: Deutsche Bank AG	07/30/10	USD	2,600	(3,810)	—	(3,810)
Pay the Historic Volatility of the mid USD/EUR spot exchange rate Receive a fixed rate of 13.05% Counterparty: Deutsche Bank AG	07/29/10	USD	2,600	(1,453)	—	(1,453)
Pay the Historic Volatility of the mid USD/EUR spot exchange rate Receive a fixed rate of 15.55% Counterparty: Deutsche Bank AG	07/07/10	USD	2,600	10,812	—	10,812
				$42,611	$(177)	$42,788

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   SUMMARY PORTFOLIO OF INVESTMENTS
GLOBAL STRATEGIC INCOME PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

ING Oppenheimer Global Strategic Income Portfolio Total Return Swap Agreements Outstanding on June 30, 2010:

	Termination Date	Number of Contracts/ Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive the total return of custom basket of securities plus 85% of the dividends from the basket, if positive. Pay one-month CHF-LIBOR-BBA plus 30 basis pts. and, if negative, the absolute value of the total return of custom basket of securities. Counterparty: Citibank N.A., New York	01/12/11	CHF	4,001	$(4,739)	$—	$(4,739)
Receive the price return on Novo Nordisk A/S plus 85% of dividends, if positive. Pay one-month DKK-LIBOR-BBA plus spread of 30 basis pts. and, if negative, the absolute value of the price return of Novo Nordisk A/S. Counterparty: Citibank N.A., New York	04/11/11	DKK	487	1,676	—	1,676
Recieve the price return on Vestas Wind Systems A/S plus 85% of dividends, if positive. Pay one-month DKK-LIBOR-BBA plus spread of 30 basis pts. and, if negative, the absolute value of the price return of Vestas Wind Systems A/S. Counterparty: Citibank N.A., New York	04/11/11	DKK	792	(3,277)	—	(3,277)
Receive one-month EUR-EURIBOR-Rueters minus 60 basis pts. and, if negative, the absolute value of the price return of the MSCI Daily TR Gross Europe EUR Index. Pay the price return on MSCI Daily TR Gross Europe EUR Index, if positive. Counterparty: Citibank N.A., New York	01/07/11	EUR	2,130	(902)	—	(902)
Receive the total return of custom basket of securities plus 85% of the dividends from the basket, if positive. Pay one-month EUR-EURIBOR-Telerate plus 30 basis pts. and, if negative, the absolute value of the total return of custom basket of securities. Counterparty: Citibank N.A., New York	01/12/11	EUR	7,602	(9,360)	—	(9,360)
Receive one-month EUR-EURIBOR-Telerate minus 3 basis pts. and, if negative, the absolute value of the price return of the MSCI Daily TR Gross Europe EUR Index. Pay the price return on MSCI Daily TR Gross Europe EUR Index, if positive. Counterparty: Goldman Sachs International	01/07/11	EUR	3,310	(3,705)	—	(3,705)
Receive one-month EUR-EURIBOR-Telerate minus 3 basis pts. and, if negative, the absolute value of the price return of the MSCI Daily TR Gross Europe EUR Index. Pay the price return on MSCI Daily TR Gross Europe EUR Index, if positive. Counterparty: Goldman Sachs International	01/07/11	EUR	24,640	(27,579)	—	(27,579)
Receive one-month EUR-EURIBOR-Telerate minus 3 basis pts. and, if negative, the absolute value of the price return of the MSCI Daily TR Gross Europe EUR Index. Pay the price return on MSCI Daily TR Gross Europe EUR Index, if positive. Counterparty: Goldman Sachs International	01/07/11	EUR	1,790	(2,004)	—	(2,004)
Receive one-month EUR-EURIBOR-Telerate minus 30 basis pts. and, if negative, the absolute value of the price return of the MSCI Daily TR Gross Europe EUR Index. Pay the price return on MSCI Daily TR Gross Europe EUR Index, if positive. Counterparty: Morgan Stanley Capital Services Inc.	01/12/11	EUR	3,195	4,194	—	4,194
Receive one-month EUR-LIBOR-BBA minus 70 basis pts. and, if negative, the absolute value of the price return of the MSCI Daily TR Gross Europe EUR Index. Pay the price return on MSCI Daily TR Gross Europe EUR Index, if positive. Counterparty: UBS AG, London	01/07/11	EUR	1,065	(458)	—	(458)
Receive the total return of a custom basket of securities plus the dividends from the basket, if positive. Pay one-month GBP-LIBOR-BBA plus 30 basis pts. and, if negative, the absolute value of the total return of custom basket of securities. Counterparty: Citibank N.A., New York	01/12/11	GBP	2,286	12,213	—	12,213

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   SUMMARY PORTFOLIO OF INVESTMENTS
GLOBAL STRATEGIC INCOME PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

	Termination Date	Number of Contracts/ Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive the total return of a custom basket of securities plus the dividends from the basket, if positive. Pay one-month GBP-LIBOR plus 50 basis pts. and, if negative, the absolute value of the total return of custom basket of securities. Counterparty: Morgan Stanley Capital Services Inc.	03/11/10	GBP	9,665	$(45,326)	$—	$(45,326)
Receive the total return of custom basket of securities plus 93% of the dividends from the basket, if positive. Pay one-month JPY-LIBOR-BBA plus 80 basis pts. and, if negative, the absolute value of the total return of custom basket of securities. Counterparty: Citibank N.A., New York	04/14/10	JPY	113,893	(55,364)	—	(55,364)
Receive the price return on Norsk Hydro ASA plus 85% of dividends, if positive. Pay one-month NOK-LIBOR plus spread of 30 basis pts. and, if negative, the absolute value of the price return of Norsk Hydro ASA. Counterparty: Citibank N.A., New York	04/11/11	NOK	6,264	(7,928)	—	(7,928)
Receive the total return of custom basket of securities plus 85% of the dividends from the basket, if positive. Pay one-month SEK-LIBOR plus spread of 30 basis pts. and, if negative, the absolute value of the price return of custom basket of securities. Counterparty: Citibank N.A., New York	01/07/11	SEK	11,719	5,236	—	5,236
Receive one-month USD-LIBOR-BBA plus 15 basis pts. and, if negative, the absolute value of the price return of the MSCI Daily TR Gross EAFE USD Index. Pay the price return on MSCI Daily TR Gross EAFE USD Index, if positive. Counterparty: Citibank N.A., New York	10/04/10	USD	191	10,016	—	10,016
Receive the price return on MSCI Daily TR Net Belgium USD Index, if positive. Pay one-month USD-LIBOR-BBA minus 5 basis pts. and, if negative, the abosulte value of the price return of the MSCI Daily TR Net Belgium USD Index. Counterparty: Citibank N.A., New York	04/01/11	USD	86	(8,723)	(21)	(8,702)
Receive the price return on MSCI Daily TR Net Belgium USD Index, if positive. Pay one-month USD-LIBOR-BBA minus 5 basis pts. and, if negative, the abosulte value of the price return of the MSCI Daily TR Net Belgium USD Index. Counterparty: Citibank N.A., New York	04/06/11	USD	9	(913)	—	(913)
Receive the price return on S&P 400 MidCap Index plus dividends, if positive. Pay one-month USD-LIBOR-BBA plus 6 basis pts. and, if negative, the abosulte value of the price return of the S&P 400 MidCap Index. Counterparty: Citibank N.A., New York	06/03/11	USD	1,572	(37,643)	—	(37,643)
Receive one-month USD-LIBOR-BBA minus 5 basis pts. and, if negative, the absolute value of the price return of the MSCI Daily TR Gross EAFE USD Index. Pay the price return on MSCI Daily TR Gross EAFE USD Index, if positive. Counterparty: Goldman Sachs International	10/04/10	USD	44	(614)	—	(614)
Receive one-month USD-LIBOR-BBA plus 4 basis pts. and, if negative, the absolute value of the price return of the MSCI Daily TR Gross EAFE USD Index. Pay the price return on MSCI Daily TR Gross EAFE USD Index, if positive. Counterparty: Goldman Sachs International	02/07/11	USD	237	(3,250)	—	(3,250)
Receive the price return on MSCI Daily TR Net Italy USD Index, if positive. Pay one-month USD-LIBOR-BBA minus 25 basis pts. and, if negative, the abosulte value of the price return of the MSCI Daily TR Net Italy USD Index. Counterparty: Goldman Sachs International	03/01/11	USD	74	35	(13)	48

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   SUMMARY PORTFOLIO OF INVESTMENTS
GLOBAL STRATEGIC INCOME PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

	Termination Date	Number of Contracts/ Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive the price return on MSCI Daily TR Net Italy USD Index, if positive. Pay one-month USD-LIBOR-BBA plus 25 basis pts. and, if negative, the abosulte value of the price return of the MSCI Daily TR Net Italy USD Index. Counterparty: Goldman Sachs International	03/04/11	USD	603	$285	$—	$285
Receive the price return on MSCI Daily TR Net Emerging Markets Korea USD Index, if positive. Pay one-month USD-LIBOR-BBA plus 90 basis pts. and, if negative, the absolute value of the price return of the MSCI Daily TR Net Emerging Markets Korea USD Index. Counterparty: Goldman Sachs International	03/09/11	USD	947	12,201	—	12,201
Receive the total return of custom basket of securities plus the dividends from the basket, if positive. Pay one-month USD-LIBOR-BBA plus 18 basis pts. and, if negative, the absolute value of the total return of custom basket of securities. Counterparty: Goldman Sachs International	05/03/11	USD	60,138	(337,370)	—	(337,370)
Receive one-month USD-LIBOR-BBA plus 10 basis pts. and, if negative, the absolute value of the price return of the MSCI Daily TR Gross EAFE USD Index. Pay the price return on MSCI Daily TR Gross EAFE USD Index, if positive. Counterparty: Goldman Sachs International	05/06/11	USD	72	(8,595)	—	(8,595)
Receive the price return on Health Care Select Sector Index, if positive. Pay one-month USD-LIBOR-BBA plus 5 basis pts. and, if negative, the abosulte value of the price return of the Health Care Select Sector Index. Counterparty: Goldman Sachs International	06/03/11	USD	1,334	(12,878)	—	(12,878)
Receive one-month USD-LIBOR-BBA plus 4 basis pts. and, if negative, the absolute value of the price return of the MSCI Daily TR Gross EAFE USD Index. Pay the price return on MSCI Daily TR Gross EAFE USD Index, if positive. Counterparty: Goldman Sachs International	06/07/11	USD	33	(773)	2	(775)
Receive one-month USD-LIBOR-BBA minus 35 basis pts. and, if negative, the absolute value of the price return of the MSCI Daily TR Gross EAFE USD Index. Pay the price return on MSCI Daily TR Gross EAFE USD Index, if positive. Counterparty: Morgan Stanley Capital Services Inc.	10/04/10	USD	115	(676)	—	(676)
Receive the price return on AMEX Consumer Staples Select Sector Index, if positive. Pay one-month USD-LIBOR-BBA plus 15 basis pts. and, if negative, the absolute value of the price return of the AMEX Consumers Staples Select Sector Index. Counterparty: Morgan Stanley Capital Services Inc.	03/04/11	USD	1,403	(8,300)	(461)	(7,839)
Receive the price return on MSCI Daily TR Net France USD Index, if positive. Pay one-month USD-LIBOR-BBA plus 35 basis pts. and, if negative, the abosulte value of the price return of the MSCI Daily TR Net France USD Index. Counterparty: Morgan Stanley Capital Services Inc.	03/04/11	USD	117	(5,137)	—	(5,137)
Receive one-month USD-LIBOR-BBA minus 10 basis pts. and, if negative, the absolute value of the price return of the MSCI Daily TR Gross EAFE USD Index. Pay the price return on MSCI Daily TR Gross EAFE USD Index, if positive. Counterparty: UBS AG, London	10/04/10	USD	149	6,551	—	6,551
Receive the price return on AMEX Industrial Select Sector Index, if positive. Pay one-month USD-LIBOR-BBA plus 17 basis pts. and, if negative, the absolute value of the price return of the AMEX Industrial Select Sector Index. Counterparty: UBS AG, London	03/01/11	USD	1,228	(17,251)	—	(17,251)

See Accompanying Notes to Financial Statements

ING OPPENHEIMER   SUMMARY PORTFOLIO OF INVESTMENTS
GLOBAL STRATEGIC INCOME PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

	Termination Date	Number of Contracts/ Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive the price return on MSCI Daily TR Net Hong Kong USD Index, if positive. Pay one-month USD-LIBOR-BBA plus 15 basis pts. and, if negative, the abosulte value of the price return of the MSCI Daily TR Net Hong Kong USD Index. Counterparty: UBS AG, London	05/06/11	USD	16	$20,738	$(2)	$20,740
Receive a fixed rate equal to 7.750%, and pay a floating rate based on 3-month USD LIBOR. On the termination date, receive total return amount on reference obligation, if total return amount is positive, and pay absolute value of the total return amount on reference obligation, if total return amount is negative. Reference Obligation: Loan under the loan facility agreement between each of JSC "Rushydro" and OJSC Saratovskaya and any Successor(s) and Morgan Stanley Bank International Limited dated 13 December 2006 Counterparty: Morgan Stanley Capital Services Inc.	12/16/13	RUB	56,780,000	(399,588)	—	(399,588)
				$(929,208)	$(495)	$(928,713)

ING Oppenheimer Global Strategic Income Portfolio Written Options Open on June 30, 2010:

Description/Name of Issuer	Exercise Price	Expiration Date	Notional Amount		Premium Received	Value
Foreign Currency Options
Put Option OTC — Credit Suisse International USD/EUR Currency Option 07/10	1.2200	07/06/10	EUR	390,000	$3,419	$(2,299)
Put Option OTC — Deutsche Bank AG USD/EUR Currency Option 07/10	1.2270	07/01/10	EUR	390,000	3,375	(2,091)
Put Option OTC — Citibank N.A. USD/EUR Currency Option 07/10	1.2295	07/02/10	EUR	380,000	3,388	(3,202)
Call Option OTC — Credit Suisse International USD/EUR Currency Option 07/10	1.2200	07/06/10	EUR	390,000	3,419	(3,910)
Call Option OTC — Deutsche Bank AG USD/EUR Currency Option 07/10	1.2270	07/01/10	EUR	390,000	3,399	(979)
Call Option OTC — Citibank N.A. USD/EUR Currency Option 07/10	1.2295	07/02/10	EUR	380,000	3,388	(1,168)
Call Option OTC — JPMorgan Chase Bank, N.A. KRW/JPY Currency Option 07/10	15.2500	08/23/10	JPY	71,000,000	18,776	(9,242)
Call Option OTC — Citibank N.A. KRW/JPY Currency Option 07/10	15.5500	08/24/10	JPY	114,000,000	25,790	(14,267)
Call Option OTC — Bank of America Corp. KRW/JPY Currency Option 07/10	16.0000	11/29/10	JPY	33,000,000	7,257	(9,712)
Call Option OTC — Deutsche Bank AG KRW/JPY Currency Option 07/10	16.0000	08/23/10	JPY	71,000,000	15,896	(7,893)
Call Option OTC — Bank of America Corp. KRW/JPY Currency Option 07/10	16.1500	11/29/10	JPY	33,000,000	7,257	(9,227)
Call Option OTC — Goldman Sachs KRW/JPY Currency Option 07/10	16.3208	11/29/10	JPY	33,000,000	8,690	(9,723)
Call Option OTC — Citibank N.A. KRW/JPY Currency Option 07/10	17.0900	11/29/10	JPY	31,000,000	9,408	(6,361)
Call Option OTC — Goldman Sachs KRW/JPY Currency Option 07/10	17.4500	11/29/10	JPY	31,000,000	9,374	(6,409)
Call Option OTC — Barclays Bank PLC USD/AUD Currency Option 07/10	0.7335	08/23/10	USD	2,005,000	22,120	(7,649)
					$144,956	$(94,132)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2010 (UNAUDITED)

Investment Type Allocation
as of June 30, 2010
(as a percent of net assets)

Corporate Bonds/Notes	27.8%
U.S. Treasury Obligations	25.7%
U.S. Government Agency Obligations	15.2%
Collateralized Mortgage Obligations	4.7%
Municipal Bonds	2.0%
Preferred Stock	1.7%
Other Bonds	1.4%
Asset-Backed Securities	0.6%
Other Assets and Liabilities - Net*	20.9%
Net Assets	100.0%

* Includes short-term investments related to securities lending collateral, U.S. government agency obligation and U.S. Treasury Bill.

Portfolio holdings are subject to change daily.

Principal Amount				Value	Percent of Net Assets
CORPORATE BONDS/NOTES:		27.8%
		Consumer Staples: 0.7%
	$6,000,000	S	Anheuser-Busch InBev Worldwide, Inc., 4.125%-5.375%, due 01/15/15-01/15/20	$6,382,560	0.6
			Other Securities	778,919	0.1
				7,161,479	0.7
		Energy: 1.5%
	1,300,000	#, S	Petroleos Mexicanos, 6.000%, due 03/05/20	1,364,600	0.4
	2,500,000	S	Petroleos Mexicanos, 8.000%, due 05/03/19	2,987,500
	5,400,000	S	Transocean, Inc., 1.500%, due 12/15/37	4,819,500	0.5
	300,000	#, S	Williams Cos., Inc., 6.375%, due 10/01/10	302,615	0.0
			Other Securities	6,518,510	0.6
				15,992,725	1.5
		Financials: 22.4%
	5,100,000		Ally Financial, Inc., 6.875%, due 09/15/11	5,195,625	0.9
	4,629,000	S	Ally Financial, Inc., 5.375%-7.250%, due 03/02/11-05/23/12	4,616,572
EUR	6,100,000		American General Finance Corp., 4.125%, due 11/29/13	5,926,494	1.0
	$5,000,000	S	American General Finance Corp., 4.875%-6.900%, due 08/17/11-12/15/17	4,658,625
	3,300,000	S	American International Group, Inc., 5.850%, due 01/16/18	2,965,875	0.3
	800,000	#, S	ANZ National International Ltd., 6.200%, due 07/19/13	886,932	0.1
	1,700,000	#, S	Banco Santander Chile, 1.557%, due 04/20/12	1,699,898	0.2
	8,500,000	S	Bank of America Corp., 0.766%-6.500%, due 04/30/12-12/01/17	8,937,508	0.8
	300,000	#, L	Bank of China Hong Kong Ltd., 5.550%, due 02/11/20	303,549	0.0
	600,000	#, S	Bank of Montreal, 2.850%, due 06/09/15	610,505	0.1
	700,000	#, S	Barclays Bank PLC, 6.050%, due 12/04/17	707,517	0.5
	4,100,000	S	Barclays Bank PLC, 5.450%, due 09/12/12	4,359,399
	4,000,000	S	Bear Stearns Cos., Inc., 6.400%-6.950%, due 08/10/12-10/02/17	4,418,064	0.4
	2,200,000	#, S	BNP Paribas, 5.186%, due 06/29/49	1,820,500	0.2
	3,000,000	S	Caterpillar Financial Services Corp., 4.850%, due 12/07/12	3,243,747	0.3
	3,200,000	S	Citigroup Capital XXI, 8.300%, due 12/21/57	3,132,602	0.3
	12,000,000	S	Citigroup, Inc., 2.125%-8.500%, due 12/09/11-05/22/19	12,495,978	1.2
	6,300,000	#, S	Commonwealth Bank of Australia, 0.948%, due 07/12/13	6,281,270	0.6
	1,100,000	#, S	Commonwealth Bank of Australia, 6.024%, due 03/29/49	990,941	0.1
	700,000	#, S	Corp Nacional del Cobre de Chile - CODELCO, 7.500%, due 01/15/19	860,532	0.1
	5,700,000	#, S	Credit Agricole S.A., 8.375%, due 12/13/49	5,415,000	0.5
	3,300,000	#, S	Dexia Credit Local, 0.808%, due 04/29/14	3,299,531	0.4
	1,400,000	#, S	Dexia Credit Local, 1.188%, due 09/23/11	1,402,293

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount				Value	Percent of Net Assets
		Financials (continued)
	$11,900,000	#, S	FIH Erhvervsbank A/S, 0.907%, due 06/13/13	$11,889,588	1.1
	5,000,000	S	General Electric Capital Corp., 2.625%, due 12/28/12	5,199,045
EUR	4,800,000		General Electric Capital Corp., 5.500%, due 09/15/67	4,930,542	1.7
	$8,100,000	S	General Electric Capital Corp., 2.000%-6.875%, due 12/09/11-01/10/39	8,361,034
	6,050,000	S	Goldman Sachs Group, Inc., 5.950%-6.750%, due 09/01/17-10/01/37	6,157,950	0.6
EUR	3,200,000		International Lease Finance Corp., 1.058%, due 08/15/11	3,605,212	1.1
	$8,100,000	S	International Lease Finance Corp., 5.125%-5.450%, due 11/01/10-05/01/12	7,783,650
	5,600,000	S	Intesa Sanpaolo/New York, 2.375%, due 12/21/12	5,555,430	0.5
	6,700,000	#, S	Lloyds TSB Bank PLC, 5.800%, due 01/13/20	6,335,395	0.6
	3,000,000	#, S	Macquarie Group Ltd., 7.300%, due 08/01/14	3,314,080	0.3
	3,230,000	S	Manuf & Traders Trust Co., 8.000%, due 10/01/10	3,276,799	0.3
	4,000,000	S	Merrill Lynch & Co., Inc., 0.516%-6.875%, due 07/25/11-04/25/18	4,133,910	0.4
	5,400,000	#, S	Metropolitan Life Global Funding I, 0.927%, due 07/13/11	5,395,820	0.5
	500,000	#, S	Monumental Global Funding Ltd., 5.500%, due 04/22/13	535,145	0.0
	5,400,000	S	Morgan Stanley, 0.550%-6.250%, due 12/01/11-12/28/17	5,543,095	0.5
	3,400,000	S	National City Corp., 4.000%, due 02/01/11	3,442,500	0.3
	1,400,000	#, S	Nationwide Building Society, 6.250%, due 02/25/20	1,479,972	0.1
	4,800,000	S	Nomura Holdings, Inc., 6.700%, due 03/04/20	5,087,198	0.5
	3,400,000	S	Protective Life Secured Trusts, 0.505%, due 11/09/10	3,395,111	0.3
	600,000	#, S	Royal Bank of Scotland Group PLC, 6.990%, due 10/29/49	393,000	0.0
	4,100,000	#, S	Royal Bank of Scotland PLC, 0.823%, due 04/08/11	4,094,379
	8,400,000	#	Royal Bank of Scotland PLC, 1.450%, due 10/20/11	8,418,581	1.2
	500,000	#, S	Royal Bank of Scotland PLC, 3.000%, due 12/09/11	513,494
	200,000	#, S	Royal Bank of Scotland PLC, 4.875%, due 08/25/14	200,768
	6,400,000	#, S	Santander US Debt SA Unipersonal, 1.333%, due 03/30/12	6,283,170	0.6
EUR	2,800,000		SLM Corp., 3.125%, due 09/17/12	3,071,806	0.5
	$2,400,000	S	SLM Corp., 0.737%, due 03/15/11	2,347,747
	200,000	#, S	Societe Generale, 5.922%, due 12/31/49	151,593	0.0
	700,000	#, S	Temasek Financial I Ltd., 4.300%, due 10/25/19	729,800	0.1
	300,000	#, S	TransCapitalInvest Ltd for OJSC AK Transneft, 8.700%, due 08/07/18	350,497	0.0
EUR	1,200,000		Wells Fargo & Company, 0.933%, due 03/23/16	1,387,384	0.3
	$1,200,000	S	Wells Fargo & Co., 5.625%, due 12/11/17	1,313,838
	146,000	#, S	ZFS Finance USA Trust IV, 5.875%, due 05/09/32	129,578	0.0
			Other Securities(a)	31,597,055	2.9
				240,633,123	22.4
		Health Care: 0.7%
	1,400,000	#, S	Roche Holdings, Inc., 7.000%, due 03/01/39	1,827,724	0.2
			Other Securities	6,106,711	0.5
				7,934,435	0.7
		Industrials: 0.2%
	700,000	#, S	C8 Capital SPV Ltd., 6.640%, due 12/31/49	461,586	0.0
			Other Securities	1,795,250	0.2
				2,256,836	0.2
		Information Technology: 0.8%
	5,700,000	S	International Business Machines Corp., 5.700%, due 09/14/17	6,634,971	0.6
			Other Securities	1,408,576	0.2
				8,043,547	0.8

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount			Value	Percent of Net Assets
	Materials: 0.1%
		Other Securities	$655,230	0.1
	Telecommunication Services: 1.0%
$4,900,000	S	Cellco Partnership / Verizon Wireless Capital, LLC, 3.065%, due 05/20/11	5,010,475	0.5
		Other Securities	6,002,978	0.5
			11,013,453	1.0
	Utilities: 0.4%
600,000	#, S	EDF SA, 5.500%, due 01/26/14	663,667
600,000	#, S	EDF SA, 6.500%, due 01/26/19	699,339	0.2
600,000	#, S	Electricite de France, 6.950%, due 01/26/39	725,652
2,100,000	#, S	Enel Finance International S.A., 6.250%, due 09/15/17	2,279,447	0.2
		Other Securities	345,880	0.0
			4,713,985	0.4
		Total Corporate Bonds/Notes ( Cost $294,326,405 )	298,404,813	27.8
U.S. GOVERNMENT AGENCY OBLIGATIONS: 15.2%
	Federal Home Loan Mortgage Corporation##: 3.5%
6,000,000	S, L	1.125%, due 07/27/12	6,045,510
12,000,000	W	6.000%, due 08/15/34	12,988,128	3.5
17,841,545	W, S	0.500%-6.000%, due 06/01/11-10/25/44	18,589,752
			37,623,390	3.5
	Federal National Mortgage Association##: 11.6%
5,700,000	S, L	1.750%, due 05/07/13	5,808,158
5,000,000	W	4.000%, due 02/25/39	5,063,672
28,000,000	W	4.500%, due 07/15/35-09/01/39	28,911,876	11.6
4,853,905	S	5.500%, due 04/01/21-08/01/38	5,237,881
53,845,156	S	6.000%, due 06/01/17-10/01/38	58,550,369
20,076,631	W, S, L	0.407%-6.500%, due 07/30/12-10/01/44	20,955,484
			124,527,440	11.6
	Government National Mortgage Association: 0.1%
		Other Securities(b)	1,118,046	0.1
		Total U.S. Government Agency Obligations ( Cost $158,908,944 )	163,268,876	15.2
U.S. TREASURY OBLIGATIONS: 25.7%
	U.S. Treasury Notes: 25.5%
27,500,000		0.625%, due 06/30/12	27,506,490
18,100,000	S	1.125%, due 06/15/13	18,174,862
15,200,000	S	1.375%, due 03/15/13-05/15/13	15,390,233
18,700,000	L	2.125%, due 05/31/15	19,024,370
42,300,000		2.500%, due 06/30/17	42,491,661
9,700,000	S	2.750%, due 05/31/17	9,905,367
12,800,000	S	3.125%, due 04/30/17	13,382,003	25.5
7,300,000	S	3.375%, due 11/15/19	7,561,778
38,800,000	L	3.500%, due 05/15/20	40,612,620
20,300,000	S, L	3.625%, due 02/15/20	21,451,396
10,300,000	S	3.625%, due 08/15/19	10,893,053
13,850,000	S	4.375%, due 02/15/38-05/15/40	14,975,514
8,400,000	S	4.625%, due 02/15/40	9,443,440
20,500,000	S, L	1.875%-8.750%, due 01/31/15-05/15/39	22,419,634
			273,232,421	25.5

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount			Value	Percent of Net Assets
	Treasury Inflation Indexed Protected Securitiesip: 0.2%
		Other Securities	$2,548,131	0.2
		Total U.S. Treasury Obligations ( Cost $268,341,856 )	275,780,552	25.7
ASSET-BACKED SECURITIES: 0.6%
	Automobile Asset-Backed Securities: 0.1%
$702,640	#, S	Ally Auto Receivables Trust, 1.320%, due 03/15/12	704,247	0.1
		Other Securities	483,379	0.0
			1,187,626	0.1
	Credit Card Asset-Backed Securities: 0.2%
		Other Securities	2,114,403	0.2
	Home Equity Asset-Backed Securities: 0.1%
		Other Securities	518,905	0.1
	Other Asset-Backed Securities: 0.2%
		Other Securities	2,398,378	0.2
		Total Asset-Backed Securities ( Cost $6,840,899 )	6,219,312	0.6
COLLATERALIZED MORTGAGE OBLIGATIONS: 4.7%
1,600,000	#, S	BCRR Trust, 5.858%, due 07/17/40	1,673,059	0.2
5,567,950	S	Bear Stearns Adjustable Rate Mortgage Trust, 2.760%-5.382%, due 11/25/34-02/25/36	5,094,507	0.5
904,809	#, S	Countrywide Home Loan Mortgage Pass-through Trust, 0.687%, due 06/25/35	742,517	0.2
1,328,667	S	Countrywide Home Loan Mortgage Pass-through Trust, 3.205%-3.506%, due 11/25/34-02/20/35	1,190,109
2,385,382	#, S	Credit Suisse Mortgage Capital Certificates, 0.580%, due 10/15/21	2,212,572	0.4
2,400,000	S	Credit Suisse Mortgage Capital Certificates, 5.695%-5.846%, due 03/15/39-09/15/40	2,293,510
695,778	#, S	GS Mortgage Securities Corp. II, 0.438%, due 03/06/20	673,793	0.1
8,000,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.336%-5.882%, due 05/15/47-02/15/51	7,943,253	0.7
4,800,000	S	Morgan Stanley Capital I, 5.809%-6.075%, due 06/11/49-12/12/49	4,887,112	0.4
237,126	#, S	Structured Asset Securities Corp., 2.942%, due 10/25/35	186,776	0.0
824,179	#, S	Wachovia Bank Commercial Mortgage Trust, 0.430%, due 06/15/20	698,424	0.1
400,000	S	Wachovia Bank Commercial Mortgage Trust, 5.509%, due 04/15/47	375,665
5,277,605	S	Washington Mutual Mortgage Pass-through Certificates, 0.657%-5.818%, due 12/25/27-08/25/46	4,099,033	0.4
		Other Securities	18,358,706	1.7
		Total Collateralized Mortgage Obligations ( Cost $51,642,583 )	50,429,036	4.7
MUNICIPAL BONDS: 2.0%
	California: 1.0%
6,000,000	S	Southern California Public Power Authority, 5.943%, due 07/01/40	6,017,520	0.6
		Other Securities	4,875,286	0.4
			10,892,806	1.0
	Illinois: 0.4%
		Other Securities	3,992,562	0.4

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount				Value	Percent of Net Assets
		Nebraska: 0.0%
			Other Securities	$523,015	0.0
		Nevada: 0.4%
	$3,300,000	S	City of North Las Vegas NV, 6.572%, due 06/01/40	3,524,334	0.3
			Other Securities	683,106	0.1
				4,207,440	0.4
		New Jersey: 0.1%
			Other Securities	599,700	0.1
		New York: 0.1%
			Other Securities	1,349,023	0.1
		Ohio: 0.0%
			Other Securities	312,688	0.0
		Wisconsin: 0.0%
			Other Securities	113,210	0.0
			Total Municipal Bonds ( Cost $21,159,863 )	21,990,444	2.0
OTHER BONDS: 1.4%
		Foreign Government Bonds: 1.4%
	600,000	#, S	Export-Import Bank of China, 4.875%, due 07/21/15	649,493	0.1
	5,000,000	S	Mexico Government International Bond, 8.125%, due 12/30/19	6,425,000	0.6
	600,000	S	Mexico Government International Bond, 6.050%, due 01/11/40	636,000
	1,000,000	#, S	Societe Financement de l'Economie Francaise, 0.504%, due 07/16/12	1,005,280
EUR	700,000		Societe Financement de l'Economie Francaise, 2.125%, due 05/20/12	872,331	0.2
	$200,000	#, S	Societe Financement de l'Economie Francaise, 3.375%, due 05/05/14	209,114
			Other Securities	5,347,060	0.5
			Total Other Bonds ( Cost $13,991,385 )	15,144,278	1.4
Shares				Value	Percent of Net Assets
PREFERRED STOCK: 1.7%
		Consumer Discretionary: 0.0%
			Other Securities	$408,150	0.0
		Financials: 1.7%
	77,500	S	American International Group, Inc.	744,000	0.1
	858,000	S	Citigroup, Inc.	14,020,921	1.3
	3,400	S	Wells Fargo & Co.	3,165,400	0.3
				17,930,321	1.7
			Total Preferred Stock ( Cost $19,233,806 )	18,338,471	1.7
			Total Long-Term Investments ( Cost $834,445,741 )	849,575,782	1.7

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount			Value	Percent of Net Assets
SHORT-TERM INVESTMENTS: 31.5%
	U.S. Government Agency Obligations: 24.6%
$6,700,000	S, Z	Fannie Mae, 0.090%, due 07/28/10	$6,699,514
6,500,000	S, Z	Fannie Mae, 0.110%, due 07/21/10	6,499,568
17,600,000	S, Z	Fannie Mae, 0.110%, due 08/11/10	17,597,660	11.8
51,550,000	S, Z	Fannie Mae, 0.140%, due 07/14/10	51,547,138
40,800,000	S, Z	Fannie Mae, 0.140%, due 10/01/10	40,785,394
4,100,000	S, Z	Fannie Mae, 0.090%-0.150%, due 08/04/10-09/08/10	4,099,344
20,500,000	S, Z	Federal Home Loan Bank, 0.110%, due 08/11/10	20,497,275
32,999,000	S, Z	Federal Home Loan Bank, 0.120%, due 08/13/10	32,994,240	5.6
6,700,000	S, Z	Federal Home Loan Bank, 0.090%-0.150%, due 08/04/10-09/03/10	6,698,984
20,500,000	S, Z	Federal Home Loan Mortgage Corporation, 0.090%, due 08/16/10	20,497,631
8,000,000	S, Z	Federal Home Loan Mortgage Corporation, 0.090%, due 09/08/10	7,998,624
14,100,000	S, Z	Federal Home Loan Mortgage Corporation, 0.140%, due 08/03/10	14,098,169	7.2
20,400,000	S, Z	Federal Home Loan Mortgage Corporation, 0.140%, due 10/06/10	20,392,309
13,800,000	S, Z	Federal Home Loan Mortgage Corporation, 0.090%-0.140%, due 07/28/10-10/27/10	13,796,070
		Total U.S. Government Agency Obligations ( Cost $264,177,787 )	264,201,920	24.6
	U.S. Treasury Bills: 0.1%
		Other Securities	1,423,782	0.1
		Total U.S. Treasury Bills ( Cost $1,423,782 )	1,423,782	0.1
Shares			Value	Percent of Net Assets
	Securities Lending Collateralcc: 6.8%
	72,552,153	BNY Mellon Overnight Government Fund (1)	$72,552,153	6.8
221,484	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)	177,187	0.0
		Total Securities Lending Collateral ( Cost $72,773,637 )	72,729,340	6.8
		Total Short-Term Investments ( Cost $338,375,206 )	338,355,042	31.5
		Total Investments in Securities ( Cost $1,172,820,947 ) *	$1,187,930,824	110.6
		Other Assets and Liabilities - Net	(113,823,709)	(10.6)
		Net Assets	$1,074,107,115	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

cc  Securities purchased with cash collateral for securities loaned.

(1)  Collateral received from brokers for securities lending was invested in these short-term investments.

(2)  On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

ip  Treasury inflation indexed protected security whose principal value is adjusted in accordance with changes to the Consumer Price Index.

##  On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

W  Settlement is on a when-issued or delayed-delivery basis.

S  All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

I  Illiquid security

L  Loaned security, a portion or all of the security is on loan at June 30, 2010.

Z  Indicates Zero Coupon Bond; rate shown reflects current effective yield.

EUR  EU Euro

(a)  The grouping contains securities in default.

(b)  The grouping contains when-issued securities.

*  Cost for federal income tax purposes is $1,172,892,110.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$29,906,622
Gross Unrealized Depreciation	(14,867,908)
Net Unrealized Appreciation	$15,038,714

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/10
Asset Table
Investments, at value
Preferred Stock	$3,165,400	$15,173,071	$—	$18,338,471
Corporate Bonds/Notes	940,859	297,463,953	—	298,404,812
U.S. Government Agency Obligations	—	163,268,876	—	163,268,876
U.S. Treasury Obligations	4,184,905	271,595,647	—	275,780,552
Asset-Backed Securities	—	6,219,312	—	6,219,312
Collateralized Mortgage Obligations	—	50,429,036	—	50,429,036
Municipal Bonds	—	21,990,444	—	21,990,444
Other Bonds	—	14,138,998	1,005,280	15,144,278
Short-Term Investments	72,552,154	265,625,702	177,187	338,355,043
Total Investments, at value	$80,843,318	$1,105,905,039	$1,182,467	$1,187,930,824
Other Financial Instruments+:
Forward foreign currency contracts	—	3,068,771	—	3,068,771
Futures	4,621,642	—	—	4,621,642
Swaps, at value	—	3,768,358	51,536	3,819,894
Total Assets	$85,464,960	$1,112,742,168	$1,234,003	$1,199,441,131
Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(709,266)	$—	$(709,266)
Swaps, at value	—	(384,655)	(10,030)	(394,685)
Written options	(116,735)	(1,966,078)	—	(2,082,813)
Sales commitments	—	(6,508,128)	—	(6,508,128)
Total Liabilities	$(116,735)	$(9,568,127)	$(10,030)	$(9,694,892)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2010:

	Beginning Balance 12/31/2009	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/10
Asset Table
Investments, at value
Other Bonds	$999,254	$—	$—	$—	$—	$6,026	$—	$—	$1,005,280
Short-Term Investments	177,187	—	—	—	—	—	—	—	177,187
Total Investments, at value	$1,176,441	$—	$—	$—	$—	$6,026	$—	$—	$1,182,467
Other Financial Instruments+:
Swaps, at value	72,803	—	—	—	—	(21,267)	—	—	51,536
Total Assets	$1,249,244	$—	$—	$—	$—	$(15,241)	$—	$—	$1,234,003
Liabilities Table
Other Financial Instruments+:
Swaps, at value	$—	$—	$—	$—	$—	$(10,030)	$—	$—	$(10,030)
Total Liabilities	$—	$—	$—	$—	$—	$(10,030)	$—	$—	$(10,030)

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(25,271).

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2010 was as follows:

Derivatives not accounted for as hedging instruments under FASB ASC 815	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$3,068,771
Credit contracts	Swaps, at value	1,064,427
Interest rate contracts	Swaps, at value	2,755,467
Interest rate contracts	Net Assets — Unrealized appreciation*	4,621,642
Total Asset Derivatives		$11,510,307
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$709,266
Credit contracts	Swaps, at value	274,237
Interest rate contracts	Swaps, at value	120,448
Credit contracts	Written options	876
Foreign exchange contracts	Written options	176,539
Interest rate contracts	Written options	1,905,398
Total Liability Derivatives		$3,186,764

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio's Statement of Operations for the six months ended June 30, 2010 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under FASB ASC 815	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$375,115	$—	$375,115
Equity contracts	—	—	—	—	—	—
Foreign exchange contracts	(255,570)	2,073,778	—	—	20,540	1,838,748
Interest rate contracts	(9,707)	—	10,897,508	2,465,686	2,967,605	16,321,092
Total	$(265,277)	$2,073,778	$10,897,508	$2,840,801	$2,988,145	$18,534,955
	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under FASB ASC 815	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$(217,273)	$3,224	$(214,049)
Equity contracts	—	—	—	—	—	—
Foreign exchange contracts	(715,041)	1,604,859	—	—	(100,348)	789,470
Interest rate contracts	—	—	3,600,550	1,449,175	(942,771)	4,106,954
Total	$(715,041)	$1,604,859	$3,600,550	$1,231,902	$(1,039,895)	$4,682,375

*  Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

At June 30, 2010 the following forward foreign currency contracts were outstanding for the ING PIMCO Total Return Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Australian Dollar AUD 1,091,000	BUY	07/30/10	$946,988	$914,990	$(31,998)
Brazilian Real BRL 4,483,531	BUY	08/03/10	2,462,329	2,465,773	3,444
Chinese Yuan CNY 1,935,150	BUY	08/25/10	285,000	285,505	505
Chinese Yuan CNY 190,260	BUY	08/25/10	28,000	28,070	70
Chinese Yuan CNY 414,617	BUY	08/25/10	61,000	61,171	171
Chinese Yuan CNY 978,984	BUY	08/25/10	144,000	144,436	436
Chinese Yuan CNY 616,646	BUY	08/25/10	90,750	90,978	228
Chinese Yuan CNY 616,828	BUY	08/25/10	90,750	91,005	255
Chinese Yuan CNY 616,737	BUY	08/25/10	90,750	90,991	241
Chinese Yuan CNY 616,737	BUY	08/25/10	90,750	90,991	241
Chinese Yuan CNY 6,670,000	BUY	08/25/10	1,000,000	984,068	(15,932)
Chinese Yuan CNY 6,638,340	BUY	08/25/10	996,000	979,397	(16,603)
Chinese Yuan CNY 6,665,000	BUY	08/25/10	1,000,000	983,330	(16,670)
Chinese Yuan CNY 6,668,500	BUY	08/25/10	1,000,000	983,847	(16,153)
Chinese Yuan CNY 331,900	BUY	11/17/10	50,000	49,117	(883)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Chinese Yuan CNY 1,326,700	BUY	11/17/10	$200,000	$196,335	$(3,665)
Chinese Yuan CNY 1,300,068	BUY	11/17/10	196,000	192,394	(3,606)
Chinese Yuan CNY 674,832	BUY	11/17/10	102,000	99,867	(2,133)
Chinese Yuan CNY 675,036	BUY	11/17/10	102,000	99,897	(2,103)
Chinese Yuan CNY 1,078,734	BUY	11/17/10	163,000	159,639	(3,361)
Chinese Yuan CNY 700,961	BUY	11/17/10	105,917	103,734	(2,183)
Chinese Yuan CNY 477,324	BUY	11/23/10	72,000	70,656	(1,344)
Chinese Yuan CNY 338,589	BUY	11/23/10	51,000	50,120	(880)
EU Euro EUR 139,000	BUY	07/26/10	172,410	169,998	(2,412)
EU Euro EUR 241,000	BUY	07/26/10	289,188	294,745	5,557
EU Euro EUR 100,000	BUY	07/26/10	119,567	122,301	2,734
EU Euro EUR 104,000	BUY	07/26/10	124,885	127,193	2,308
EU Euro EUR 119,000	BUY	07/26/10	143,862	145,538	1,676
EU Euro EUR 12,146,000	BUY	08/24/10	14,994,723	14,857,068	(137,655)
Indonesian Rupiah IDR 1,017,000,000	BUY	10/07/10	100,000	110,338	10,338
Indonesian Rupiah IDR 3,657,780,000	BUY	10/07/10	360,000	396,847	36,847

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Indonesian Rupiah IDR 1,688,661,000	BUY	10/07/10	$170,000	$183,210	$13,210
Indonesian Rupiah IDR 3,012,855,000	BUY	10/07/10	300,000	326,877	26,877
South Korean Won KRW 23,000,000	BUY	07/28/10	19,409	18,803	(606)
South Korean Won KRW 22,586,628	BUY	07/28/10	18,928	18,466	(462)
South Korean Won KRW 22,540,716	BUY	07/28/10	19,106	18,428	(678)
South Korean Won KRW 37,474,000	BUY	07/28/10	31,686	30,637	(1,049)
South Korean Won KRW 476,323,656	BUY	07/28/10	387,318	389,415	2,097
South Korean Won KRW 1,465,500,000	BUY	08/27/10	1,229,756	1,196,883	(32,873)
South Korean Won KRW 89,697,000	BUY	08/27/10	76,189	73,256	(2,933)
South Korean Won KRW 40,338,000	BUY	11/12/10	34,453	32,906	(1,547)
South Korean Won KRW 22,050,656	BUY	11/12/10	18,883	17,988	(895)
South Korean Won KRW 113,350,000	BUY	11/12/10	100,000	92,467	(7,533)
South Korean Won KRW 183,320,000	BUY	11/12/10	160,000	149,546	(10,454)
South Korean Won KRW 184,176,000	BUY	11/12/10	160,000	150,245	(9,755)
South Korean Won KRW 46,360,000	BUY	11/12/10	40,000	37,819	(2,181)
South Korean Won KRW 103,923,000	BUY	11/12/10	90,000	84,777	(5,223)
South Korean Won KRW 105,286,500	BUY	11/12/10	90,000	85,889	(4,111)
South Korean Won KRW 105,232,500	BUY	11/12/10	90,000	85,845	(4,155)
South Korean Won KRW 46,920,000	BUY	11/12/10	40,000	38,276	(1,724)
South Korean Won KRW 105,084,000	BUY	11/12/10	90,000	85,724	(4,276)
South Korean Won KRW 46,712,000	BUY	11/12/10	40,000	38,106	(1,894)
South Korean Won KRW 92,952,000	BUY	11/12/10	80,000	75,827	(4,173)
South Korean Won KRW 93,008,000	BUY	11/12/10	80,000	75,873	(4,127)
South Korean Won KRW 226,930,500	BUY	11/12/10	192,037	185,122	(6,915)
South Korean Won KRW 165,096,800	BUY	11/12/10	146,000	134,681	(11,319)
South Korean Won KRW 134,446,200	BUY	11/12/10	119,000	109,677	(9,323)
Mexican Peso MXN 3,335,320	BUY	09/24/10	258,783	255,490	(3,293)
Mexican Peso MXN 273,411	BUY	09/24/10	21,593	20,944	(649)
Mexican Peso MXN 910,000	BUY	09/24/10	73,443	69,707	(3,736)
Mexican Peso MXN 992,120	BUY	09/24/10	80,000	75,998	(4,002)
Mexican Peso MXN 310,000	BUY	09/24/10	24,682	23,746	(936)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Mexican Peso MXN 322,000	BUY	09/24/10	$24,468	$24,666	$198
Mexican Peso MXN 560,000	BUY	09/24/10	43,798	42,897	(901)
Malaysian Ringgit MYR 269,992	BUY	10/12/10	80,000	82,987	2,987
Malaysian Ringgit MYR 238,357	BUY	10/12/10	70,000	73,264	3,264
Malaysian Ringgit MYR 273,408	BUY	10/12/10	80,000	84,037	4,037
Malaysian Ringgit MYR 171,735	BUY	10/12/10	50,000	52,786	2,786
Malaysian Ringgit MYR 344,000	BUY	10/12/10	100,000	105,735	5,735
Malaysian Ringgit MYR 883,382	BUY	10/12/10	257,997	271,524	13,527
Malaysian Ringgit MYR 729,000	BUY	10/12/10	224,308	224,072	(236)
Malaysian Ringgit MYR 154,000	BUY	10/12/10	45,704	47,335	1,631
Malaysian Ringgit MYR 157,000	BUY	10/12/10	46,601	48,257	1,656
Malaysian Ringgit MYR 305,000	BUY	10/12/10	91,495	93,748	2,253
Malaysian Ringgit MYR 306,000	BUY	10/12/10	92,938	94,055	1,117
Malaysian Ringgit MYR 174,319	BUY	10/12/10	52,939	53,580	641
Malaysian Ringgit MYR 174,319	BUY	10/12/10	52,955	53,580	625
Philippine Peso PHP 2,197,000	BUY	11/15/10	47,146	46,737	(409)
Philippine Peso PHP 2,223,000	BUY	11/15/10	47,837	47,290	(547)
Philippine Peso PHP 2,130,000	BUY	11/15/10	45,787	45,312	(475)
Philippine Peso PHP 2,175,000	BUY	11/15/10	47,017	46,269	(748)
Philippine Peso PHP 2,800,000	BUY	11/15/10	60,711	59,565	(1,146)
Singapore Dollar SGD 63,812	BUY	09/16/10	45,331	45,618	287
Singapore Dollar SGD 54,948	BUY	09/16/10	39,048	39,281	233
Singapore Dollar SGD 85,845	BUY	09/16/10	61,287	61,369	82
Taiwan New Dollar TWD 2,479,000	BUY	10/12/10	79,025	77,727	(1,298)
Taiwan New Dollar TWD 180,371	BUY	10/12/10	5,803	5,655	(148)
Taiwan New Dollar TWD 897,000	BUY	10/12/10	28,681	28,125	(556)
Taiwan New Dollar TWD 4,425,135	BUY	10/12/10	143,000	138,746	(4,254)
Taiwan New Dollar TWD 3,780,780	BUY	10/12/10	122,000	118,543	(3,457)
Taiwan New Dollar TWD 1,336,000	BUY	01/14/11	43,187	42,195	(992)
Taiwan New Dollar TWD 1,642,000	BUY	01/14/11	52,251	51,859	(392)
Taiwan New Dollar TWD 889,000	BUY	01/14/11	28,049	28,077	28

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Taiwan New Dollar TWD 1,067,000	BUY	01/14/11	$33,787	$33,699	$(88)
Taiwan New Dollar TWD 406,749	BUY	01/14/11	12,921	12,846	(75)
					$(265,803)
Canadian Dollar CAD 1,957,000	SELL	07/07/10	1,945,746	1,838,255	$107,491
Danish Krone DKK 16,516,000	SELL	09/21/10	2,735,003	2,712,116	22,887
EU Euro EUR 23,392,000	SELL	07/26/10	31,348,438	28,608,609	2,739,829
EU Euro EUR 595,000	SELL	07/26/10	737,457	727,690	9,767
EU Euro EUR 2,901,000	SELL	07/26/10	3,561,036	3,547,947	13,089
EU Euro EUR 143,000	SELL	07/26/10	175,758	174,890	868
EU Euro EUR 138,000	SELL	07/26/10	169,420	168,775	645
EU Euro EUR 4,517,000	SELL	07/26/10	5,550,142	5,524,328	25,814
British Pound GBP 2,846,000	SELL	09/23/10	4,210,486	4,252,024	(41,538)
Japanese Yen JPY 616,462,000	SELL	07/14/10	6,740,089	6,973,948	(233,859)
South Korean Won KRW 74,145,000	SELL	07/28/10	60,000	60,617	(617)
South Korean Won KRW 74,550,000	SELL	07/28/10	60,000	60,948	(948)
South Korean Won KRW 197,720,000	SELL	07/28/10	160,000	161,644	(1,644)
South Korean Won KRW 198,160,000	SELL	07/28/10	160,000	162,004	(2,004)
South Korean Won KRW 37,350,000	SELL	07/28/10	30,000	30,535	(535)
South Korean Won KRW 476,323,656	SELL	08/27/10	386,972	389,016	(2,044)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
South Korean Won KRW 1,229,400,000	SELL	11/12/10	$994,387	$1,002,904	$(8,517)
South Korean Won KRW 497,675,000	SELL	11/12/10	402,552	405,987	(3,435)
Singapore Dollar SGD 204,605	SELL	09/16/10	146,328	146,269	59
					$2,625,308

ING PIMCO Total Return Portfolio Open Futures Contracts on June 30, 2010:

Contract Description	Number of Contracts	Expiration Date	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
90-Day Eurodollar	423	09/13/10	$105,057,338	$50,646
90-Day Eurodollar	399	12/13/10	98,981,925	322,573
90-Day Eurodollar	7	03/14/11	1,735,300	18,204
U.S. Treasury 2-Year Note	324	09/30/10	70,900,311	296,339
U.S. Treasury 5-Year Note	879	09/30/10	104,031,021	1,458,480
U.S. Treasury 10-Year Note	1,048	09/21/10	128,429,130	2,475,400
			$509,135,025	$4,621,642

The following sales commitments were held by ING PIMCO Total Return Portfolio at June 30, 2010:

Principal Amount		Description	Market Value
$(6,000,000	) W	Federal National Mortgage
		Association, 6.000%, due 07/01/2037	$(6,508,128)
Total sales commitments (Cost $6,457,500)			$(6,508,128)

ING PIMCO Total Return Portfolio Credit Default Swap Agreements Outstanding on June 30, 2010:

Credit Default Swaps on Credit Indices — Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Termination Date	Notional Amount(3)		Market Value(4)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CDX.EM.13 Index	Sell	5.000%	06/20/15	USD	1,500,000	$154,144	$178,269	$(24,125)
Goldman Sachs International	CDX.EM.13 Index	Sell	5.000%	06/20/15	USD	200,000	20,550	24,029	(3,479)
Deutsche Bank AG	CDX.EM.13 Index	Sell	5.000%	06/20/15	USD	1,000,000	102,763	126,190	(23,427)
HSBC Bank USA, N.A.	CDX.EM.13 Index	Sell	5.000%	06/20/15	USD	4,700,000	482,984	566,871	(83,887)
Citibank N.A., New York	CDX.NA.HY.8 Index (35-100% Tranche)	Sell	0.401%	06/20/12	USD	962,940	(10,030)	—	(10,030)
Deutsche Bank AG	CDX.NA.IG.10 Index (30-100% Tranche)	Sell	0.530%	06/20/13	USD	964,499	8,604	—	8,604
Deutsche Bank AG	CDX.NA.IG.9 (30-100% Tranche)	Sell	0.708%	12/20/12	USD	2,893,497	38,844	—	38,844
Goldman Sachs International	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.548%	12/20/17	USD	675,149	4,088	—	4,088
							$801,947	$895,359	$(93,412)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Termination Date	Implied Credit Spread at 06/30/10(2)	Notional Amount(3)		Market Value(4)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	American International Group 6.250%, 05/01/36	Sell	5.000%	12/20/13	3.38%	USD	1,000,000	$50,508	$(63,228)	$113,736
HSBC Bank USA, N.A.	Federative Republic of Brazil 12.250%, 03/06/30	Sell	1.000%	06/20/15	1.34%	USD	1,600,000	(25,607)	(16,828)	(8,779)
HSBC Bank USA, N.A.	Federative Republic of Brazil 12.250%, 03/06/30	Sell	1.000%	06/20/15	1.34%	USD	800,000	(12,803)	(21,169)	8,366
Citibank N.A., New York	Federative Republic of Brazil 12.250%, 03/06/30	Sell	1.000%	06/20/15	1.34%	USD	500,000	(8,002)	(13,678)	5,676
Barclays Bank PLC	Citigroup Inc. 6.500%, 01/18/11	Sell	1.000%	03/20/11	1.24%	USD	100,000	(170)	(379)	209
Goldman Sachs International	Citigroup Inc. 6.500%, 01/18/11	Sell	1.000%	03/20/11	1.24%	USD	400,000	(680)	(1,431)	751
UBS AG	Citigroup Inc. 6.500%, 01/18/11	Sell	1.000%	03/20/11	1.24%	USD	500,000	(850)	(1,789)	939
Barclays Bank PLC	Federative Republic of Brazil 12.250%, 03/06/30	Sell	1.000%	06/20/15	1.34%	USD	500,000	(8,002)	(6,844)	(1,158)
Goldman Sachs International	Federative Republic of Brazil 12.250%, 03/06/30	Sell	1.000%	06/20/15	1.34%	USD	500,000	(8,002)	(6,392)	(1,610)
Barclays Bank PLC, London	GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34	Sell	1.600%	12/20/12	2.58%	USD	1,300,000	(30,243)	—	(30,243)
Morgan Stanley Capital Services Inc.	GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34	Sell	2.480%	02/20/13	2.61%	USD	500,000	(1,650)	—	(1,650)
BNP Paribas	General Electric Capital Corp. 5.625%, 09/15/17	Sell	4.700%	12/20/13	2.03%	USD	600,000	52,305	—	52,305
Citibank N.A., New York	General Electric Capital Corp. 5.625%, 09/15/17	Sell	5.000%	06/20/11	1.73%	USD	1,000,000	31,638	(22,605)	54,243
Citibank N.A., New York	General Electric Capital Corp. 5.625%, 09/15/17	Sell	4.325%	12/20/13	2.03%	USD	300,000	22,479	—	22,479
Morgan Stanley Capital Services Inc.	General Electric Capital Corp. 5.625%, 09/15/17	Sell	1.000%	09/20/11	1.76%	USD	1,000,000	(9,188)	(10,137)	949
Barclays Bank PLC	General Electric Capital Corp. 6.000%, 06/15/12	Sell	0.620%	03/20/11	1.72%	USD	1,200,000	(9,523)	—	(9,523)
Barclays Bank PLC	General Electric Capital Corp. 6.000%, 06/15/12	Sell	0.640%	12/20/12	1.95%	USD	1,200,000	(37,452)	—	(37,452)
Deutsche Bank AG	General Electric Capital Corp. 6.000%, 06/15/12	Sell	1.500%	09/20/11	1.79%	USD	200,000	(692)	—	(692)
Goldman Sachs International	GMAC Inc. 6.750%, 12/01/14	Sell	2.500%	09/27/10	3.06%	USD	5,100,000	(6,986)	—	(6,986)
Goldman Sachs International	Government of France O.A.T. 4.250%, 04/25/2019	Sell	0.250%	03/20/15	0.87%	USD	1,700,000	(47,477)	(27,522)	(19,955)
Deutsche Bank AG	Japanese Government 20-Year Issue 2.000%, 03/21/2022	Sell	1.000%	03/20/15	0.88%	USD	1,000,000	5,246	10,830	(5,584)
Deutsche Bank AG	People's Republic of China 4.750%, 10/29/2013	Sell	1.000%	03/20/15	0.88%	USD	5,000,000	27,960	26,311	1,649
Deutsche Bank AG	Reynolds American Inc. 7.625%, 06/01/16	Sell	1.280%	06/20/17	2.07%	USD	600,000	(28,301)	—	(28,301)
Citibank N.A., New York	SLM Corp. 5.125%, 08/27/12	Sell	4.850%	03/20/13	5.49%	USD	700,000	(10,879)	—	(10,879)
BNP Paribas SA	United Kingdom Gilt 4.250%, 06/07/2032	Sell	1.000%	12/20/14	0.70%	USD	100,000	1,301	667	634
Deutsche Bank AG	United Kingdom Gilt 4.250%, 06/07/2032	Sell	1.000%	12/20/14	0.70%	USD	200,000	2,602	1,252	1,350

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Termination Date	Implied Credit Spread at 06/30/10(2)	Notional Amount(3)		Market Value(4)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	United Kingdom Gilt 4.250%, 06/07/2032	Sell	1.000%	06/20/15	0.74%	USD	4,600,000	$57,110	$40,283	$16,827
Morgan Stanley Capital Services Inc.	United Kingdom Gilt 4.250%, 06/07/2032	Sell	1.000%	12/20/14	0.70%	USD	100,000	1,301	667	634
Barclays Bank PLC	United Mexican States 7.500%, 04/08/33	Sell	1.000%	03/20/15	1.28%	USD	600,000	(7,585)	(12,444)	4,859
Citibank N.A., New York	United Mexican States 7.500%, 04/08/33	Sell	1.000%	03/20/15	1.28%	USD	600,000	(7,586)	(12,700)	5,114
Deutsche Bank AG	United Mexican States 7.500%, 04/08/33	Sell	1.000%	03/20/15	1.28%	USD	200,000	(2,529)	(4,234)	1,705
								$(11,757)	$(141,370)	$129,613

(1)  If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(2)  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio's Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)  The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)  The market values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation's credit soundness and a greater likelihood or risk of default or other credit event occurring.

ING PIMCO Total Return Portfolio Interest Rate Swap Agreements Outstanding on June 30, 2010:

	Termination Date	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 4.500% and pay a floating rate based on 3-month AUD-BBR-BBSW Counterparty: Deutsche Bank AG	06/15/11	AUD	800,000	$(2,144)	$712	$(2,856)
Receive a fixed rate equal to 4.500% and pay a floating rate based on 3-month AUD-BBR-BBSW Counterparty: UBS AG	06/15/11	AUD	9,100,000	(24,392)	1,577	(25,969)
Receive a fixed rate equal to 6.000% and pay a floating rate based on 6-month AUD-BBR-BBSW Counterparty: UBS AG	09/15/12	AUD	6,300,000	102,306	—	102,306
Receive a fixed rate equal to 10.600% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP Counterparty: Barclays Bank PLC	01/02/12	BRL	1,500,000	(2,191)	—	(2,191)
Receive a fixed rate equal to 11.910% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP Counterparty: Barclays Bank PLC	01/02/13	BRL	3,900,000	3,578	8,875	(5,297)
Receive a fixed rate equal to 12.285% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP Counterparty: Barclays Bank PLC	01/02/13	BRL	12,500,000	76,362	25,063	51,299
Receive a fixed rate equal to 10.835% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP Counterparty: Goldman Sachs Bank USA	01/02/12	BRL	11,100,000	16,047	6,291	9,756
Receive a fixed rate equal to 10.990% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP Counterparty: Goldman Sachs Bank USA	01/02/12	BRL	1,900,000	2,354	2,681	(327)
Receive a fixed rate equal to 11.890% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP Counterparty: Goldman Sachs Bank USA	01/02/13	BRL	8,500,000	12,654	1,528	11,126

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

	Termination Date	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 11.930% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP Counterparty: Goldman Sachs Bank USA	01/02/13	BRL	3,500,000	$5,841	$(4,835)	$10,676
Receive a fixed rate equal to 12.650% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP Counterparty: Goldman Sachs Bank USA	01/02/14	BRL	4,200,000	44,297	29,949	14,348
Receive a fixed rate equal to 10.610% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP Counterparty: HSBC Bank USA, N.A.	01/02/12	BRL	1,400,000	(1,879)	—	(1,879)
Receive a fixed rate equal to 11.140% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP Counterparty: HSBC Bank USA, N.A.	01/02/12	BRL	16,100,000	77,849	14,567	63,282
Receive a fixed rate equal to 11.360% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP Counterparty: HSBC Bank USA, N.A.	01/02/12	BRL	13,000,000	48,346	54,362	(6,016)
Receive a fixed rate equal to 11.880% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP Counterparty: HSBC Bank USA, N.A.	01/02/13	BRL	5,300,000	875	(3,926)	4,801
Receive a fixed rate equal to 11.890% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP Counterparty: HSBC Bank USA, N.A.	01/02/13	BRL	11,200,000	16,673	16,769	(96)
Receive a fixed rate equal to 12.300% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP Counterparty: HSBC Bank USA, N.A.	01/02/13	BRL	5,000,000	31,883	14,433	17,450
Receive a fixed rate equal to 12.830% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP Counterparty: HSBC Bank USA, N.A.	01/02/13	BRL	14,300,000	113,127	—	113,127
Receive a fixed rate equal to 12.540% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP Counterparty: HSBC Bank USA, N.A.	01/02/14	BRL	400,000	3,645	2,347	1,298
Receive a fixed rate equal to 11.980% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP Counterparty: Merrill Lynch Capital Services, Inc.	01/02/12	BRL	2,100,000	28,977	—	28,977
Receive a fixed rate equal to 12.540% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP Counterparty: Merrill Lynch Capital Services, Inc.	01/02/12	BRL	2,900,000	63,824	(8,321)	72,145
Receive a fixed rate equal to 14.765% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP Counterparty: Merrill Lynch Capital Services, Inc.	01/02/12	BRL	400,000	19,386	848	18,538
Receive a fixed rate equal to 11.630% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP Counterparty: Morgan Stanley Capital Services Inc.	01/02/12	BRL	20,600,000	(7,868)	(7,686)	(182)
Receive a fixed rate equal to 11.980% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP Counterparty: Morgan Stanley Capital Services, Inc.	01/02/13	BRL	2,500,000	5,746	3,808	1,938
Receive a fixed rate equal to 12.590% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP Counterparty: Morgan Stanley Capital Services, Inc.	01/02/13	BRL	9,200,000	49,808	33,811	15,997
Receive a fixed rate equal to 12.510% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP Counterparty: Morgan Stanley Capital Services, Inc.	01/02/14	BRL	1,600,000	13,975	7,085	6,890
Receive a fixed rate equal to 12.080% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP Counterparty: The Royal Bank of Scotland PLC	01/02/12	BRL	2,500,000	5,358	4,579	779
Receive a fixed rate equal to 10.575% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP Counterparty: UBS AG	01/02/12	BRL	2,500,000	(30,747)	(14,704)	(16,043)
Receive a fixed rate equal to 11.420% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP Counterparty: UBS AG	01/02/12	BRL	1,800,000	(822)	—	(822)
Receive a fixed rate equal to 12.070% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP Counterparty: UBS AG	01/02/13	BRL	2,100,000	7,472	4,621	2,851
Receive a fixed rate equal to 12.250% and pay a floating rate based on the Brazil Interbank Deposit Rate Annualized-CETIP Counterparty: UBS AG	01/02/14	BRL	2,600,000	13,390	6,541	6,849
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR-BBA Counterparty: The Royal Bank of Scotland PLC	09/15/10	GBP	900,000	11,686	(4,157)	15,843

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

	Termination Date	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 7.340% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Barclays Bank PLC	01/28/15	MXN	114,000,000	$326,047	$(1,105)	$327,152
Receive a fixed rate equal to 7.330% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citibank N.A., New York	01/28/15	MXN	48,000,000	135,760	(1,873)	137,633
Receive a fixed rate equal to 8.860% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citibank N.A., New York	09/12/16	MXN	5,700,000	47,365	—	47,365
Receive a fixed rate equal to 3.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Barclays Bank PLC	12/15/15	USD	2,100,000	64,986	27,413	37,573
Receive a fixed rate equal to 4.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Barclays Bank PLC	06/16/17	USD	300,000	28,021	11,479	16,542
Receive a fixed rate equal to 3.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Citibank N.A., New York	12/15/15	USD	700,000	21,662	8,239	13,423
Receive a fixed rate equal to 4.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Citibank N.A., New York	06/16/17	USD	200,000	18,681	8,285	10,396
Receive a fixed rate equal to 4.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Citibank N.A., New York	12/15/20	USD	400,000	27,871	16,552	11,319
Receive a fixed rate equal to 3.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Deutsche Bank AG	12/15/15	USD	700,000	21,662	8,239	13,423
Receive a fixed rate equal to 4.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Deutsche Bank AG	12/15/20	USD	900,000	62,711	40,355	22,356
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR-BBA Counterparty: Morgan Stanley Capital Services Inc.	06/16/15	USD	2,800,000	260,329	143,251	117,078
Receive a fixed rate equal to 3.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Morgan Stanley Capital Services Inc.	12/15/15	USD	4,400,000	136,162	32,845	103,317
Receive a fixed rate equal to 4.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Morgan Stanley Capital Services, Inc.	06/16/17	USD	1,900,000	177,467	94,353	83,114
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR-BBA Counterparty: The Royal Bank of Scotland PLC	12/16/14	USD	100,000	9,122	1,784	7,338
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR-BBA Counterparty: The Royal Bank of Scotland PLC	06/16/15	USD	1,400,000	130,165	83,530	46,635
Receive a fixed rate equal to 4.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: The Royal Bank of Scotland PLC	06/16/17	USD	1,300,000	121,425	73,721	47,704
Receive a fixed rate equal to 4.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: The Royal Bank of Scotland PLC	12/15/17	USD	1,900,000	146,697	97,160	49,537
Receive a fixed rate equal to 4.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: The Royal Bank of Scotland PLC	12/15/20	USD	3,500,000	243,875	206,481	37,394
				$2,685,424	$1,047,527	$1,637,897

ING PIMCO Total Return Portfolio Inflation Floors Outstanding on June 30, 2010:

Inflation Floors

Counterparty	Reference Entity/Obligation	Strike Index	Floor Rate	Termination Date	Notional Amount	Market Value	Premium Received	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG New York	OTC Inflation Floor — CPURNSA Index	215.949	0.000%	03/10/20	1,000,000	$(9,786)	$(7,501)	$(2,285)
Citibank N.A., New York	OTC Inflation Floor — CPURNSA Index	215.949	0.000%	03/12/20	1,600,000	(17,918)	(13,760)	(4,158)
Citibank N.A., New York	OTC Inflation Floor — CPURNSA Index	216.687	0.000%	04/07/20	2,000,000	(22,701)	(17,600)	(5,101)
						$(50,405)	$(38,861)	$(11,544)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

ING PIMCO Total Return Portfolio Written Swaptions Open on June 30, 2010:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/ Underlying Reference Entity	Pay/Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premium Received	Value
Call OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Receive	3.250%	08/31/10	USD	4,600,000	$11,270	$(106,971)
Call OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Receive	3.500%	08/31/10	USD	9,100,000	43,680	(365,045)
Call OTC Swaption	Citibank N.A., New York	3-month USD-LIBOR-BBA	Receive	3.250%	08/31/10	USD	6,300,000	34,500	(146,504)
Call OTC Swaption	Deutsche Bank AG New York	3-month USD-LIBOR-BBA	Receive	3.250%	08/31/10	USD	6,100,000	26,840	(141,853)
Call OTC Swaption	Deutsche Bank AG New York	3-month USD-LIBOR-BBA	Receive	3.500%	08/31/10	USD	1,500,000	12,900	(60,172)
Call OTC Swaption	The Royal Bank of Scotland PLC	3-month USD-LIBOR-BBA	Receive	3.250%	08/31/10	USD	14,800,000	95,707	(344,169)
Call OTC Swaption	The Royal Bank of Scotland PLC	3-month USD-LIBOR-BBA	Receive	3.250%	01/24/11	USD	3,200,000	19,840	(89,210)
Call OTC Swaption	The Royal Bank of Scotland PLC	3-month USD-LIBOR-BBA	Receive	3.500%	08/31/10	USD	12,400,000	91,605	(497,422)
Put OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Pay	4.500%	08/31/10	USD	9,100,000	61,880	(282)
Put OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Pay	4.750%	08/31/10	USD	4,600,000	24,151	(35)
Put OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Pay	5.500%	08/31/10	USD	3,000,000	24,233	—
Put OTC Swaption	Citibank N.A., New York	3-month USD-LIBOR-BBA	Pay	4.500%	08/31/10	USD	1,300,000	4,745	(40)
Put OTC Swaption	Citibank N.A., New York	3-month USD-LIBOR-BBA	Pay	4.750%	08/31/10	USD	8,200,000	84,200	(62)
Put OTC Swaption	Deutsche Bank AG New York	3-month USD-LIBOR-BBA	Pay	4.500%	08/31/10	USD	1,500,000	6,300	(47)
Put OTC Swaption	Deutsche Bank AG New York	3-month USD-LIBOR-BBA	Pay	4.750%	08/31/10	USD	6,100,000	67,710	(46)
Put OTC Swaption	Deutsche Bank AG, New York	3-month USD-LIBOR-BBA	Pay	5.500%	08/31/10	USD	3,000,000	32,323	—
Put OTC Swaption	Deutsche Bank AG, New York	3-month USD-LIBOR-BBA	Pay	6.000%	08/31/10	USD	1,000,000	7,839	—
Put OTC Swaption	Morgan Stanley Capital Services Inc.	3-month USD-LIBOR-BBA	Pay	4.000%	12/01/10	USD	37,900,000	238,770	(12,849)
Put OTC Swaption	Morgan Stanley Capital Services Inc.	3-month USD-LIBOR-BBA	Pay	10.000%	07/10/12	USD	4,900,000	29,523	(418)
Put OTC Swaption	The Royal Bank of Scotland PLC	3-month USD-LIBOR-BBA	Pay	4.000%	12/01/10	USD	54,500,000	349,110	(18,477)
Put OTC Swaption	The Royal Bank of Scotland PLC	3-month USD-LIBOR-BBA	Pay	4.500%	08/31/10	USD	27,200,000	128,683	(843)
Put OTC Swaption	The Royal Bank of Scotland PLC	3-month USD-LIBOR-BBA	Pay	4.750%	08/31/10	USD	5,600,000	39,200	(43)
Put OTC Swaption	The Royal Bank of Scotland PLC	3-month USD-LIBOR-BBA	Pay	5.000%	01/24/11	USD	3,200,000	32,000	(4,175)
Put OTC Swaption	The Royal Bank of Scotland PLC	3-month USD-LIBOR-BBA	Pay	5.500%	08/31/10	USD	2,000,000	16,346	—
Put OTC Swaption	The Royal Bank of Scotland PLC	3-month USD-LIBOR-BBA	Pay	6.000%	08/31/10	USD	8,000,000	61,000	—
Put OTC Swaption	The Royal Bank of Scotland PLC	3-month USD-LIBOR-BBA	Pay	6.000%	08/31/10	USD	18,000,000	137,856	—
								$1,682,211	$(1,788,663)

ING PIMCO Total Return Portfolio Written Options Open on June 30, 2010:

Options on Exchange-Traded Futures Contracts

Description/Name of Issuer	Exercise Price		Expiration Date	# of Contracts	Notional Amount	Premium Received	Value
Put Option CBOT US Treasury 10-Year Note Future 09/10	USD	114.00	09/21/10	45		$23,747	$(2,110)
Put Option CBOT US Treasury 10-Year Note Future 09/10	USD	117.00	09/21/10	15		13,322	(1,875)
Call Option CBOT US Treasury 10-Year Note Future 09/10	USD	120.00	09/21/10	29		20,306	(87,906)
Call Option CBOT US Treasury 10-Year Note Future 09/10	USD	122.00	09/21/10	15		8,869	(24,844)
Foreign Currency Options
Put Option OTC — Morgan Stanley Capital Group Inc. JPY/USD Currency Option 07/10	USD	90.00	07/21/10		8,200,000	75,551	(176,539)
						$141,795	$(293,274)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO  AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

ING PIMCO Total Return Bond Portfolio Written Options Open on June 30, 2010:

Written Swaptions on CDS Indices

Description	Counterparty	Floating Rate Index/ Underlying Reference Entity	Pay/Receive Floating	Strike Price	Expiration Date	Notional Amount		Premium Received	Value
Call OTC Swaption	Morgan Stanley Capital Services Inc.	CDX.NA.IG.14	Receive	0.800%	07/21/10	USD	1,000,000	$1,400	$(30)
Put OTC Swaption	Morgan Stanley Capital Services Inc.	CDX.NA.IG.14	Pay	1.600%	07/21/10	USD	1,000,000	2,700	(846)
								$4,100	$(876)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIONEER HIGH YIELD PORTFOLIO  AS OF JUNE 30, 2010 (UNAUDITED)

Investment Type Allocation
as of June 30, 2010
(as a percent of net assets)

Corporate Bonds/Notes	77.3%
Common Stock	15.2%
Preferred Stock	4.3%
Collateralized Mortgage Obligations	1.1%
Real Estate Investment Trusts	0.3%
Asset-Backed Securities	0.0%
Warrants	0.0%
Other Assets and Liabilities - Net*	1.8%
Net Assets	100.0%

* Includes short-term investments related to ING Institutional Prime Money Market Fund — Class I.

Portfolio holdings are subject to change daily.

Shares	Value	Percent of Net Assets

COMMON STOCK: 15.2%
	Consumer Discretionary: 2.5%
11,394	@	Lear Corp.	$754,283	0.8
		Other Securities	1,470,910	1.7
			2,225,193	2.5
	Consumer Staples: 0.2%
		Other Securities	154,504	0.2
	Energy: 0.7%
17,091	@	SandRidge Energy, Inc.	99,641	0.1
		Other Securities	522,621	0.6
			622,262	0.7
	Financials: 0.2%
1,162	@, I, X	KNIA Holdings	9,020	0.0
1,476	@, I, X	Perseus Holding Corp.	—	0.0
		Other Securities	160,696	0.2
			169,716	0.2
	Health Care: 2.4%
		Other Securities	2,095,886	2.4
	Industrials: 3.3%
		Other Securities	2,974,115	3.3
	Information Technology: 1.0%
		Other Securities	883,821	1.0
	Materials: 3.5%
16,375		Freeport-McMoRan Copper & Gold, Inc.	968,254	1.1
72,104	@	Georgia Gulf Corp.	961,867	1.1
46,857	@	LyondellBasell Industries NV	756,740	0.8
		Other Securities	470,162	0.5
			3,157,023	3.5

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIONEER HIGH YIELD PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
	Telecommunication Services: 0.4%
		Other Securities	$319,968	0.4
	Utilities: 1.0%
		Other Securities	935,185	1.0
		Total Common Stock ( Cost $10,901,558 )	13,537,673	15.2
REAL ESTATE INVESTMENT TRUSTS: 0.3%
	Financials: 0.3%
		Other Securities	268,483	0.3
		Total Real Estate Investment Trusts ( Cost $224,078 )	268,483	0.3
PREFERRED STOCK: 4.3%
	Energy: 0.6%
1,300	@	SandRidge Energy, Inc.	123,474	0.2
		Other Securities	371,085	0.4
			494,559	0.6
	Financials: 2.4%
31,880	@, P	Forest City Enterprises, Inc.	1,522,270	1.7
775	@, I, X	Perseus Holding Corp.	—	0.0
		Other Securities	601,005	0.7
			2,123,275	2.4
	Health Care: 0.5%
2,238		Inverness Medical Innovations, Inc.	441,244	0.5
	Industrials: 0.3%
2,200	P	General Cable Corp.	293,425	0.3
	Utilities: 0.5%
5,500		CMS Energy Corp.	453,406	0.5
		Total Preferred Stock ( Cost $3,661,667 )	3,805,909	4.3
WARRANTS: 0.0%
	Information Technology: 0.0%
		Other Securities	—	0.0
	Telecommunication Services: 0.0%
		Other Securities	—	0.0
		Total Warrants ( Cost $13 )	—	0.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIONEER HIGH YIELD PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount			Value	Percent of Net Assets
CORPORATE BONDS/NOTES: 77.3%
	Consumer Discretionary: 9.8%
$530,000	&, #	Allison Transmission, Inc., 11.250%, due 11/01/15	$560,475	0.6
472,000		Ford Motor Co., 4.250%, due 11/15/16	590,590	0.7
865,000	#	Interpublic Group of Cos., Inc., 4.250%, due 03/15/23	870,406
575,000		Interpublic Group of Cos., Inc., 10.000%, due 07/15/17	636,813	1.8
93,000		Interpublic Group of Cos., Inc., 4.250%, due 03/15/23	93,581
2,600,000	I, X	Lear Corp., 0.000%, due 01/00/00	—	0.0
1,010,000	#, ±	Mashantucket Western Pequot Tribe, 8.500%, due 11/15/15	159,075	0.2
570,000		Navistar International Corp., 3.000%, due 10/15/14	671,175	0.8
478,265	&, #, I, X	Pegasus Solutions, Inc., 13.000%, due 04/15/14	358,699	0.4
71,000	#	Pinnacle Entertainment, Inc., 8.750%, due 05/15/20	66,119	0.1
500,000	#	Sitel LLC/Sitel Finance Corp., 11.500%, due 04/01/18	465,000	0.5
120,000	#	TRW Automotive, Inc., 8.875%, due 12/01/17	124,200	0.1
753,260	&, #	Univision Communications, Inc., 9.750%, due 03/15/15	630,855	0.7
780,000		Wesco Distribution, Inc., 7.500%, due 10/15/17	752,700	0.8
		Other Securities	2,720,126	3.1
			8,699,814	9.8
	Consumer Staples: 6.1%
430,000	#	Alliance One International, Inc., 5.500%, due 07/15/14	420,863	1.4
825,000	#	Alliance One International, Inc., 10.000%, due 07/15/16	843,563
287,000	#	C&S Group Enterprises LLC, 8.375%, due 05/01/17	279,825	0.3
200,000	#	National Money Mart Co., 10.375%, due 12/15/16	204,000	0.2
650,000		NCO Group, Inc., 5.311%, due 11/15/13	555,750	1.0
302,971		NCO Group, Inc., 7.500%, due 05/15/13	296,911
188,000	#	Revlon Consumer Products Corp., 9.750%, due 11/15/15	193,640	0.2
530,000		Ticketmaster Entertainment, Inc., 10.750%, due 08/01/16	573,725	0.7
740,602		Web Service Co. LLC, 7.000%, due 08/04/14	734,121	0.8
830,000		Yankee Acquisition Corp., 9.750%, due 02/15/17	848,675	1.0
		Other Securities	463,625	0.5
			5,414,698	6.1
	Energy: 10.0%
200,000	#	Coffeyville Resources LLC / Coffeyville Finance, Inc., 9.000%, due 04/01/15	199,000	0.2
500,000	#	Expro Finance Luxembourg SCA, 8.500%, due 12/15/16	480,000	0.5
450,000	#	Hilcorp Energy I LP, 7.750%, due 11/01/15	445,500	0.5
500,000		Holly Energy Partners LP, 6.250%, due 03/01/15	480,000	0.5
730,000		Massey Energy Co., 3.250%, due 08/01/15	610,463	0.7
135,000	#	Parker Drilling Co., 9.125%, due 04/01/18	128,925	0.2
75,000	#	Pioneer Drilling Co., 9.875%, due 03/15/18	73,875	0.1
785,000		Quicksilver Resources, Inc., 7.125%, due 04/01/16	728,088	0.8
820,000	&	SandRidge Energy, Inc., 8.625%, due 04/01/15	800,525	0.9
1,835,000		Tesoro Corp., 6.500%, due 06/01/17	1,688,200	2.2
250,000		Tesoro Corp., 9.750%, due 06/01/19	260,625
		Other Securities	3,061,725	3.4
			8,956,926	10.0
	Financials: 10.0%
746	I	AES Red Oak, LLC, 8.540%, due 11/30/19	740	0.0
700,000	#	Alexandria Real Estate Equities, Inc., 3.700%, due 01/15/27	686,875	0.8
545,000	#	Alliant Holdings I, Inc., 11.000%, due 05/01/15	551,813	0.6
460,000	#, ±	Buffalo Thunder Development Authority, 9.375%, due 12/15/14	85,100	0.1

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIONEER HIGH YIELD PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount			Value	Percent of Net Assets
	Financials (continued)
$300,000	#	CEVA Group PLC, 11.500%, due 04/01/18	$311,880	0.3
2,425,000		Forest City Enterprises, Inc., 6.500%, due 02/01/17	1,939,984	2.2
40,000		Forest City Enterprises, Inc., 7.625%, due 06/01/15	36,650
100,000	#	Holly Energy Partners L.P./Holly Energy Finance Corp., 8.250%, due 03/15/18	101,500	0.1
150,000	#	Host Hotels & Resorts L.P., 2.500%, due 10/15/29	170,250	0.2
360,000	#	HUB International Holdings, Inc., 10.250%, due 06/15/15	332,100	0.4
1,000,000		Leucadia National Corp., 7.125%, due 03/15/17	970,000	1.1
273,000	#	Lexington Realty Trust, 6.000%, due 01/15/30	266,926	0.3
1,000,000	#	Liberty Mutual Group, Inc., 7.000%, due 03/15/37	785,940	0.9
95,000	#	New Communications Holdings, Inc., 8.250%, due 04/15/17	95,831
245,000	#	New Communications Holdings, Inc., 8.500%, due 04/15/20	246,838	0.9
435,000	#	New Communications Holdings, Inc., 8.750%, due 04/15/22	437,175
335,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 8.500%, due 05/15/18	330,394	0.4
145,000	#	TSTA Group, 11.625%, due 10/01/16	150,438	0.2
525,000	#	USB Realty Corp., 6.091%, due 12/22/49	367,500	0.4
110,000	#	USI Holdings Corp., 4.311%, due 11/15/14	90,475	0.1
		Other Securities	952,225	1.0
			8,910,634	10.0
	Health Care: 6.8%
253,000	#	BioScrip, Inc., 10.250%, due 10/01/15	251,735	0.3
85,000	#	Capella Healthcare, Inc., 9.250%, due 07/01/17	86,063	0.1
839,000	+	Hologic, Inc., 2.000%, due 12/15/37	718,394	0.8
35,000	#	Inverness Medical Innovations, Inc., 3.000%, due 05/15/16	30,275	0.8
794,000		Inverness Medical Innovations, Inc., 3.000%-9.000%, due 05/15/16	724,470
332,000	#	Lantheus Medical Imaging, Inc., 9.750%, due 05/15/17	330,340	0.4
960,000		Omnicare, Inc., 3.250%, due 12/15/35	799,200	0.9
878,852	&, #	Surgical Care Affiliates, Inc., 8.875%, due 07/15/15	867,866	1.0
		Other Securities	2,247,953	2.5
			6,056,296	6.8
	Industrials: 14.3%
1,000,000		Anixter International, Inc., 5.950%, due 03/01/15	958,750	1.1
221,000	#	Building Materials Corp. of America, 7.500%, due 03/15/20	218,238	0.2
575,000	#	Case New Holland, Inc., 7.875%, due 12/01/17	582,188	0.7
225,000	#	Coleman Cable, Inc., 9.000%, due 02/15/18	216,000	0.2
300,000	#	Delta Airlines, Inc., 9.500%, due 09/15/14	316,500	1.1
635,000	#	Delta Airlines, Inc., 12.250%, due 03/15/15	681,038
477,000	#	DynCorp International, Inc., 10.375%, due 07/01/17	480,578	0.5
509,000	+	General Cable Corp., 4.500%, due 11/15/29	479,733	0.5
445,000	#	GeoEye, Inc., 9.625%, due 10/01/15	456,125	0.5
665,000		Mastec, Inc., 4.000%, due 06/15/14	603,488	0.7
675,000		Mueller Water Products, 7.375%, due 06/01/17	595,688	0.7
1,165,000		Roper Industries, Inc., 0.000%, due 01/15/34	815,500	0.9
205,000	#	SunPower Corp., 4.500%, due 03/15/15	158,875	0.5
324,000		Sunpower Corp. - Class A, 4.750%, due 04/15/14	258,390
150,000	#	Waste Services, Inc., 9.500%, due 04/15/14	154,500	0.2
1,166,000		Wesco International, Inc., 6.000%, due 09/15/29	1,654,263	1.9
		Other Securities	4,137,272	4.6
			12,767,126	14.3

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIONEER HIGH YIELD PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount			Value	Percent of Net Assets
	Information Technology: 4.3%
$557,051		Aeroflex, Inc., 3.688%-11.750%, due 08/15/14-02/15/15	$570,360	0.6
770,000		First Data Corp., 9.875%, due 09/24/15	589,050	0.7
750,000	#	Newport Corp., 2.500%, due 02/15/12	709,688	0.8
		Other Securities	1,997,578	2.2
			3,866,676	4.3
	Materials: 7.6%
550,000	#	Algoma Acquisition Corp., 9.875%, due 06/15/15	470,250	0.5
130,000	#	CII Carbon LLC, 11.125%, due 11/15/15	127,075	0.2
840,000		Crown Cork & Seal Co., Inc., 7.375%, due 12/15/26	768,600	0.9
400,000	#	Graham Packaging Co., Inc., 8.250%, due 01/01/17	396,000	0.7
225,000		Graham Packaging Co., Inc., 9.875%, due 10/15/14	231,188
215,000	#	Ineos Finance PLC, 9.000%, due 05/15/15	215,538	0.2
235,000	#	Ineos Group Holdings PLC, 8.500%, due 02/15/16	184,475	0.2
1,400,000		Nova Chemicals Corp., 7.875%, due 09/15/25	1,232,000	1.4
1,500,000		Novelis, Inc., 7.250%, due 02/15/15	1,455,000	1.6
		Other Securities	1,705,309	1.9
			6,785,435	7.6
	Telecommunication Services: 6.3%
690,000		Cincinnati Bell, Inc., 8.250%-8.750%, due 10/15/17-03/15/18	642,000	0.7
190,000	#	GCI, Inc., 8.625%, due 11/15/19	190,475	0.2
262,000	#	Global Crossing Ltd., 12.000%, due 09/15/15	279,030	0.3
650,000		Intelsat Corp., 3.292%-9.250%, due 02/01/14-06/15/16	666,025	0.8
1,445,000	I, X	Millicom International Cellular S.A., 0.000%, due 11/15/26	—	0.0
700,000		PAETEC Holding Corp., 8.875%, due 06/30/17	703,500	0.8
		Other Securities	3,125,898	3.5
			5,606,928	6.3
	Utilities: 2.1%
320,000		CMS Energy Corp., 5.500%, due 06/15/29	373,600	0.4
430,000	#	Intergen NV, 9.000%, due 06/30/17	430,000	0.5
595,000		NRG Energy, Inc., 7.375%, due 01/15/17	590,538	0.6
		Other Securities	504,688	0.6
			1,898,826	2.1
		Total Corporate Bonds/Notes ( Cost $64,619,832 )	68,963,359	77.3
ASSET-BACKED SECURITIES: 0.0%
	Other Asset-Backed Securities: 0.0%
		Other Securities	47,511	0.0
		Total Asset-Backed Securities ( Cost $53,537 )	47,511	0.0
COLLATERALIZED MORTGAGE OBLIGATIONS: 1.1%
1,000,000	#	Timberstar Trust, 7.530%, due 10/15/36	1,015,840	0.0
		Total Collateralized Mortgage Obligations ( Cost $1,008,642 )	1,015,840	0.0
		Total Long-Term Investments ( Cost $80,469,327 )	87,638,775	97.1

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIONEER HIGH YIELD PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares		Value	Percent of Net Assets
SHORT-TERM INVESTMENTS: 2.9%
	Affiliated Mutual Fund: 2.9%
2,535,785	ING Institutional Prime Money Market Fund - Class I	$2,535,785	2.9
	Total Short-Term Investments ( Cost $2,535,785 )	2,535,785	2.9
	Total Investments in Securities ( Cost $83,005,112 ) *	$90,174,560	100.0
	Other Assets and Liabilities - Net	(967,903)	—
	Net Assets	$89,206,657	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

  The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@  Non-income producing security

&  Payment-in-kind

+  Step-up basis bonds. Interest rates shown reflect current and next coupon rates.

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

P  Preferred Stock may be called prior to convertible date.

I  Illiquid security

±  Defaulted security

X  Fair value determined by ING Funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

*  Cost for federal income tax purposes is $83,067,927.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$12,687,983
Gross Unrealized Depreciation	(5,581,350)
Net Unrealized Appreciation	$7,106,633

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING PIONEER HIGH YIELD PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/10
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$2,225,193	$—	$—	$2,225,193
Consumer Staples	154,504	—	—	154,504
Energy	622,262	—	—	622,262
Financials	160,696	—	9,020	169,716
Health Care	2,095,886	—	—	2,095,886
Industrials	2,974,115	—	—	2,974,115
Information Technology	883,821	—	—	883,821
Materials	3,157,023	—	—	3,157,023
Telecommunication Services	319,968	—	—	319,968
Utilities	935,185	—	—	935,185
Total Common Stock	13,528,653	—	9,020	13,537,673
Real Estate Investment Trusts	268,483	—	—	268,483
Preferred Stock	441,244	1,842,395	1,522,270	3,805,909
Corporate Bonds/Notes	—	68,604,660	358,699	68,963,359
Asset-Backed Securities	—	47,511	—	47,511
Collateralized Mortgage Obligations	—	1,015,840	—	1,015,840
Short-Term Investments	2,535,785	—	—	2,535,785
Total Investments, at value	$16,774,165	$71,510,406	$1,889,989	$90,174,560

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2010:

	Beginning Balance 12/31/2009	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/10
Asset Table
Investments, at value
Common Stock	$—	$—	$—	$—	$—	$—	$9,020	$—	$9,020
Preferred Stock	—	—	(308,805)	—	1,019,819	811,256	—	—	1,522,270
Corporate Bonds/Notes	—	—	—	—	—	—	358,699	—	358,699
Total Investments, at value	$—	$—	$(308,805)	$—	$1,019,819	$811,256	$367,719	$—	$1,889,989

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $811,256.

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE DIVERSIFIED   SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO  AS OF JUNE 30, 2010 (UNAUDITED)

Industry Allocation
as of June 30, 2010
(as a percent of net assets)

Information Technology	23.5%
Consumer Discretionary	16.5%
Industrials	16.1%
Health Care	13.5%
Financials	10.0%
Energy	6.6%
Consumer Staples	5.9%
Materials	5.4%
Telecommunication Services	1.4%
Utilities	0.9%
Other Assets and Liabilities - Net*	0.2%
Net Assets	100.0%

* Includes short-term investments related to T. Rowe Price Reserve Investment Fund and securities lending collateral.

Portfolio holdings are subject to change daily.

Shares			Value	Percent of Net Assets
COMMON STOCK: 98.9%
	Consumer Discretionary: 16.5%
103,900	@	Bed Bath & Beyond, Inc.	$3,852,612	0.6
179,100	@	Carmax, Inc.	3,564,090	0.6
150,400		Coach, Inc.	5,497,120	0.8
108,350	@	Discovery Communications, Inc. - Class C	3,351,266	0.5
129,112		Marriott International, Inc.	3,865,613	0.6
164,300		Mattel, Inc.	3,476,588	0.5
129,400		McGraw-Hill Cos., Inc.	3,641,316	0.6
87,700		Ross Stores, Inc.	4,673,533	0.7
		Other Securities	75,607,764	11.6
			107,529,902	16.5
	Consumer Staples: 5.9%
203,000		Avon Products, Inc.	5,379,495	0.8
62,800		Brown-Forman Corp.	3,594,044	0.6
62,800		Clorox Co.	3,903,648	0.6
55,300		Lorillard, Inc.	3,980,494	0.6
133,000		McCormick & Co., Inc.	5,048,680	0.8
96,500	@	Whole Foods Market, Inc.	3,475,930	0.5
		Other Securities	12,660,337	2.0
			38,042,628	5.9
	Energy: 6.6%
110,800	@	Cameron International Corp.	3,603,216	0.5
72,300	@	Concho Resources, Inc.	4,000,359	0.6
74,300	@	FMC Technologies, Inc.	3,912,638	0.6
95,500		Peabody Energy Corp.	3,736,915	0.6
		Other Securities	27,949,936	4.3
			43,203,064	6.6
	Financials: 9.1%
37,500	@	IntercontinentalExchange, Inc.	4,238,625	0.7
88,400		Northern Trust Corp.	4,128,280	0.6
214,000	@	TD Ameritrade Holding Corp.	3,274,200	0.5
		Other Securities	47,356,239	7.3
			58,997,344	9.1

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE DIVERSIFIED   SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
	Health Care: 13.5%
48,300		CR Bard, Inc.	$3,744,699	0.6
52,700	@, L	Idexx Laboratories, Inc.	3,209,430	0.5
70,800	@	Life Technologies Corp.	3,345,300	0.5
75,000		Quest Diagnostics	3,732,750	0.5
		Other Securities	74,096,195	11.4
			88,128,374	13.5
	Industrials: 16.1%
71,300		CH Robinson Worldwide, Inc.	3,968,558	0.6
112,400		Expeditors International Washington, Inc.	3,878,924	0.6
65,000	L	Fastenal Co.	3,262,350	0.5
103,700		Fluor Corp.	4,407,250	0.7
209,100	@	McDermott International, Inc.	4,529,106	0.7
54,300		Precision Castparts Corp.	5,588,556	0.9
32,900		WW Grainger, Inc.	3,271,905	0.5
		Other Securities	75,605,102	11.6
			104,511,751	16.1
	Information Technology: 23.5%
81,200	@	Akamai Technologies, Inc.	3,294,284	0.5
145,200		Altera Corp.	3,602,412	0.6
92,600	@	BMC Software, Inc.	3,206,738	0.5
78,800	@	Cognizant Technology Solutions Corp.	3,944,728	0.6
54,700	@	Dolby Laboratories, Inc.	3,429,143	0.5
136,700	@	Intuit, Inc.	4,753,059	0.7
163,200	@	Juniper Networks, Inc.	3,724,224	0.6
221,300	@	Marvell Technology Group Ltd.	3,487,688	0.5
113,700	@	McAfee, Inc.	3,492,864	0.5
113,300	@	NetApp, Inc.	4,227,223	0.6
318,600	@	Nvidia Corp.	3,252,906	0.5
166,600		Paychex, Inc.	4,326,602	0.7
266,000		Western Union Co.	3,966,060	0.6
151,400		Xilinx, Inc.	3,824,364	0.6
		Other Securities	100,620,047	15.5
			153,152,342	23.5
	Materials: 5.4%
53,800		Agnico-Eagle Mines Ltd.	3,269,964	0.5
94,100		Ecolab, Inc.	4,226,031	0.7
		Other Securities	27,277,016	4.2
			34,773,011	5.4
	Telecommunication Services: 1.4%
		Other Securities	9,300,044	1.4
	Utilities: 0.9%
		Other Securities	5,742,789	0.9
		Total Common Stock ( Cost $680,173,884 )	643,381,249	98.9

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE DIVERSIFIED   SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
REAL ESTATE INVESTMENT TRUSTS: 0.9%
	Financials: 0.9%
36,700		Public Storage, Inc.	$3,226,297	0.5
		Other Securities	2,972,421	0.4
		Total Real Estate Investment Trusts ( Cost $5,255,918 )	6,198,718	0.9
		Total Long-Term Investments ( Cost $685,429,802 )	649,579,967	99.8
Principal Amount			Value	Percent of Net Assets
SHORT-TERM INVESTMENTS: 5.0%
	Money Market: 0.2%
		Other Securities	$934,903	0.2
		Total Money Market ( Cost $934,903 )	934,903	0.2
Shares			Value	Percent of Net Assets
	Securities Lending Collateralcc: 4.8%
29,599,497		BNY Mellon Overnight Government Fund (1)	$29,599,497	4.5
2,384,768	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)	1,907,814	0.3
		Total Securities Lending Collateral ( Cost $31,984,265 )	31,507,311	4.8
		Total Short-Term Investments ( Cost $32,919,168 )	32,442,214	5.0
		Total Investments in Securities ( Cost $718,348,970 ) *	$682,022,181	104.8
		Other Assets and Liabilities - Net	(31,197,772)	(4.8)
		Net Assets	$650,824,409	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@  Non-income producing security

cc  Securities purchased with cash collateral for securities loaned.

(1)  Collateral received from brokers for securities lending was invested in these short-term investments.

(2)  On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

I  Illiquid security

L  Loaned security, a portion or all of the security is on loan at June 30, 2010.

*  Cost for federal income tax purposes is $718,869,375.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$81,802,108
Gross Unrealized Depreciation	(118,649,302)
Net Unrealized Depreciation	$(36,847,194)

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE DIVERSIFIED   SUMMARY PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/10
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$107,529,902	$—	$—	$107,529,902
Consumer Staples	38,042,628	—	—	38,042,628
Energy	43,203,064	—	—	43,203,064
Financials	58,997,344	—	—	58,997,344
Health Care	88,128,374	—	—	88,128,374
Industrials	104,511,751	—	—	104,511,751
Information Technology	153,152,342	—	—	153,152,342
Materials	31,857,677	2,915,334	—	34,773,011
Telecommunication Services	9,300,044	—	—	9,300,044
Utilities	5,742,789	—	—	5,742,789
Total Common Stock	640,465,915	2,915,334	—	643,381,249
Real Estate Investment Trusts	6,198,718	—	—	6,198,718
Short-Term Investments	29,599,497	934,903	1,907,814	32,442,214
Total Investments, at value	$676,264,130	$3,850,237	$1,907,814	$682,022,181

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2010:

	Beginning Balance 12/31/09	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/10
Asset Table
Investments, at value
Short-Term Investments	$1,907,814	$—	$—	$—	$—	$—	$—	$—	$1,907,814
Total Investments, at value	$1,907,814	$—	$—	$—	$—	$—	$—	$—	$1,907,814

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio's investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE   SUMMARY PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED)

Industry Allocation
as of June 30, 2010
(as a percent of net assets)

Information Technology	33.6%
Consumer Discretionary	15.2%
Financials	12.0%
Industrials	11.8%
Health Care	9.6%
Energy	6.2%
Telecommunication Services	4.7%
Materials	3.5%
Consumer Staples	2.4%
Other Assets and Liabilities - Net*	1.0%
Net Assets	100.0%

* Includes short-term investments related to T. Rowe Price Reserve Investment Fund and securities lending collateral.

Portfolio holdings are subject to change daily.

Shares			Value	Percent of Net Assets
COMMON STOCK: 99.0%
	Consumer Discretionary: 15.2%
266,200	@	Amazon.com, Inc.	$29,085,012	3.3
39,400	@	Autozone, Inc.	7,612,868	0.9
223,700		Coach, Inc.	8,176,235	0.9
442,200		Lowe's Cos., Inc.	9,029,724	1.0
318,111		Marriott International, Inc.	9,524,243	1.1
118,900		Nike, Inc.	8,031,695	0.9
525,000		Starbucks Corp.	12,757,500	1.5
329,400		Walt Disney Co.	10,376,100	1.2
		Other Securities	39,042,188	4.4
			133,635,565	15.2
	Consumer Staples: 2.4%
116,300		PepsiCo, Inc.	7,088,485	0.8
122,880		Procter & Gamble Co.	7,370,342	0.8
		Other Securities	6,809,886	0.8
			21,268,713	2.4
	Energy: 6.2%
105,000		EOG Resources, Inc.	10,328,850	1.2
283,100		Petroleo Brasileiro SA ADR	8,436,380	1.0
243,000		Schlumberger Ltd.	13,447,620	1.5
306,700		Suncor Energy, Inc.	9,029,248	1.0
		Other Securities	13,539,304	1.5
			54,781,402	6.2
	Financials: 12.0%
438,600		American Express Co.	17,412,420	2.0
110,308		Franklin Resources, Inc.	9,507,447	1.1
76,500	@	IntercontinentalExchange, Inc.	8,646,795	1.0
452,600	@	Invesco Ltd.	7,617,258	0.9
471,100		JP Morgan Chase & Co.	17,246,971	1.9
169,300		Northern Trust Corp.	7,906,310	0.9
390,600		US Bancorp.	8,729,910	1.0

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE   SUMMARY PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
	Financials (continued)
321,000		Wells Fargo & Co.	$8,217,600	0.9
		Other Securities	20,318,794	2.3
			105,603,505	12.0
	Health Care: 9.6%
159,900		Allergan, Inc.	9,315,774	1.1
438,200	@	Express Scripts, Inc.	20,604,164	2.3
155,700		McKesson Corp.	10,456,812	1.2
351,300	@	Medco Health Solutions, Inc.	19,349,604	2.2
137,600		Stryker Corp.	6,888,256	0.8
		Other Securities	17,609,556	2.0
			84,224,166	9.6
	Industrials: 11.8%
114,100		3M Co.	9,012,759	1.0
744,800		Danaher Corp.	27,646,975	3.2
163,900	L	Fastenal Co.	8,226,141	0.9
100,200		FedEx Corp.	7,025,022	0.8
97,200		Precision Castparts Corp.	10,003,824	1.1
		Other Securities	41,890,383	4.8
			103,805,104	11.8
	Information Technology: 33.6%
238,000		Accenture PLC	9,198,700	1.0
263,200	@	Apple, Inc.	66,202,696	7.5
233,500	@	Baidu.com ADR	15,896,680	1.8
255,100		Broadcom Corp.	8,410,647	1.0
495,700	@	Cisco Systems, Inc.	10,563,367	1.2
427,200		Corning, Inc.	6,899,280	0.8
155,400	@	Dolby Laboratories, Inc.	9,742,026	1.1
100,450	@	Google, Inc. - Class A	44,695,228	5.1
316,500	@	Juniper Networks, Inc.	7,222,530	0.8
60,900		Mastercard, Inc.	12,151,377	1.4
389,900		Qualcomm, Inc.	12,804,316	1.4
513,800		Tencent Holdings Ltd.	8,512,253	1.0
362,900		Visa, Inc.	25,675,175	2.9
		Other Securities	58,542,260	6.6
			296,516,535	33.6
	Materials: 3.5%
263,347		BHP Billiton Ltd.	8,192,617	0.9
244,100		Praxair, Inc.	18,549,159	2.1
		Other Securities	4,213,350	0.5
			30,955,126	3.5
	Telecommunication Services: 4.7%
366,800	@	American Tower Corp.	16,322,600	1.9
576,612	@	Crown Castle International Corp.	21,484,563	2.4
		Other Securities	3,469,593	0.4
			41,276,756	4.7
		Total Common Stock ( Cost $809,209,909 )	872,066,872	99.0

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE   SUMMARY PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount			Value	Percent of Net Assets
SHORT-TERM INVESTMENTS: 1.8%
	Money Market: 0.5%
		Other Securities	$4,344,895	0.5
		Total Money Market ( Cost $4,344,895 )	4,344,895	0.5
Shares			Value	Percent of Net Assets
	Securities Lending Collateralcc: 1.3%
10,214,974		BNY Mellon Overnight Government Fund (1)	$10,214,974	1.2
1,695,725	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)	1,356,580	0.1
		Total Securities Lending Collateral ( Cost $11,910,699 )	11,571,554	1.3
		Total Short-Term Investments ( Cost $16,255,594 )	15,916,449	1.8
		Total Investments in Securities ( Cost $825,465,503 ) *	$887,983,321	100.8
		Other Assets and Liabilities - Net	(7,030,123)	(0.8)
		Net Assets	$880,953,198	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@  Non-income producing security

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

(1)  Collateral received from brokers for securities lending was invested in these short-term investments.

(2)  On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

I  Illiquid security

L  Loaned security, a portion or all of the security is on loan at June 30, 2010.

*  Cost for federal income tax purposes is $833,027,384.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$112,947,173
Gross Unrealized Depreciation	(57,991,236)
Net Unrealized Appreciation	$54,955,937

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE   SUMMARY PORTFOLIO OF INVESTMENTS
GROWTH EQUITY PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/10
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$128,491,819	$5,143,746	$—	$133,635,565
Consumer Staples	21,268,713	—	—	21,268,713
Energy	54,781,402	—	—	54,781,402
Financials	105,603,505	—	—	105,603,505
Health Care	84,224,166	—	—	84,224,166
Industrials	103,805,104	—	—	103,805,104
Information Technology	284,841,241	11,675,294	—	296,516,535
Materials	22,762,509	8,192,617	—	30,955,126
Telecommunication Services	41,276,756	—	—	41,276,756
Total Common Stock	847,055,215	25,011,657	—	872,066,872
Short-Term Investments	10,214,974	4,344,895	1,356,580	15,916,449
Total Investments, at value	$857,270,189	$29,356,552	$1,356,580	$887,983,321

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2010:

	Beginning Balance 12/31/09	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/10
Investments, at value
Short-Term Investments	$1,356,580	$—	$—	$—	$—	$—	$—	$—	$1,356,580
Total Investments, at value	$1,356,580	$—	$—	$—	$—	$—	$—	$—	$1,356,580

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio's investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

ING TEMPLETON   SUMMARY PORTFOLIO OF INVESTMENTS
FOREIGN EQUITY PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED)

Country Allocation
as of June 30, 2010
(as a percent of net assets)

United Kingdom	17.6%
Germany	12.3%
France	10.3%
Switzerland	8.1%
Netherlands	5.9%
Singapore	4.2%
Spain	4.0%
China	3.5%
South Korea	3.4%
Hong Kong	3.3%
India	3.3%
Italy	3.1%
Countries between 2.5% - 2.9%(1)	10.5%
Countries less than 2.5%(2)	7.9%
Other Assets and Liabilities - Net*	2.6%
Net Assets	100.0%

* Includes short-term investments related to U.S. government agency obligation.

(1) Includes four countries, which each represents 2.5% - 2.9% of net assets.

(2) Includes eight countries, which each represents less than 2.5% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value	Percent of Net Assets
COMMON STOCK: 97.4%
	Austria: 0.7%
		Other Securities	$3,273,005	0.7
	Bermuda: 1.0%
71,810		PartnerRe Ltd.	5,036,753	1.0
	Brazil: 2.5%
184,274		Petroleo Brasileiro SA ADR	6,324,284	1.3
		Other Securities	6,117,596	1.2
			12,441,880	2.5
	Canada: 1.2%
400,100		Talisman Energy, Inc.	6,051,017	1.2
	China: 3.5%
20,452,000		China Telecom Corp. Ltd.	9,825,304	2.0
11,730,153	@	Shanghai Electric Group Co., Ltd.	5,202,654	1.0
		Other Securities	2,227,758	0.5
			17,255,716	3.5
	Denmark: 0.9%
		Other Securities	4,574,859	0.9
	Eurozone: 0.0%
		Other Securities	152,711	0.0
	France: 10.3%
361,621		AXA S.A.	5,524,531	1.1
92,780		Compagnie Generale des Etablissements Michelin	6,464,204	1.3
409,340		France Telecom S.A.	7,099,985	1.4

See Accompanying Notes to Financial Statements

ING TEMPLETON   SUMMARY PORTFOLIO OF INVESTMENTS
FOREIGN EQUITY PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
	France (continued)
143,008		Sanofi-Aventis	$8,613,005	1.7
147,068		Total S.A.	6,564,956	1.3
		Other Securities	17,346,690	3.5
			51,613,371	10.3
	Germany: 12.3%
132,740		Bayerische Motoren Werke AG	6,448,067	1.3
230,800		Celesio AG	5,032,739	1.0
360,840		Deutsche Post AG	5,261,107	1.1
221,802		E.ON AG	5,963,872	1.2
944,034	@	Infineon Technologies AG	5,472,961	1.1
60,990		MAN AG	5,028,150	1.0
70,400		Merck KGaA	5,164,469	1.0
42,800		Muenchener Rueckversicherungs AG	5,374,102	1.1
177,696		SAP AG	7,901,666	1.6
106,813		Siemens AG	9,553,346	1.9
			61,200,479	12.3
	Hong Kong: 3.3%
535,500		China Mobile Ltd.	5,321,718	1.1
483,000		Swire Pacific Ltd.	5,482,652	1.1
		Other Securities	5,545,948	1.1
			16,350,318	3.3
	India: 3.3%
146,613		Housing Development Finance Corp.	9,239,527	1.8
200,830		ICICI Bank Ltd. ADR	7,257,996	1.5
			16,497,523	3.3
	Ireland: 0.8%
		Other Securities	3,778,824	0.8
	Italy: 3.1%
355,070		ENI S.p.A.	6,517,704	1.3
		Other Securities	9,009,749	1.8
			15,527,453	3.1
	Japan: 2.5%
17,300		Nintendo Co., Ltd.	5,079,439	1.0
		Other Securities	7,427,805	1.5
			12,507,244	2.5
	Netherlands: 5.9%
277,085		Koninklijke Philips Electronics NV	8,274,349	1.7
319,650		Royal Dutch Shell PLC - Class B	7,726,158	1.5
217,450		Unilever NV	5,938,401	1.2
		Other Securities	7,463,659	1.5
			29,402,567	5.9

See Accompanying Notes to Financial Statements

ING TEMPLETON   SUMMARY PORTFOLIO OF INVESTMENTS
FOREIGN EQUITY PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
	Norway: 2.9%
321,570		Statoil ASA	$6,194,990	1.2
656,400		Telenor ASA	8,268,875	1.7
			14,463,865	2.9
	Portugal: 1.1%
532,930		Portugal Telecom SGPS S.A.	5,326,619	1.1
	Singapore: 4.2%
1,058,500		DBS Group Holdings Ltd.	10,272,623	2.0
2,502,000		Singapore Telecommunications Ltd.	5,409,108	1.1
381,000		United Overseas Bank Ltd.	5,300,422	1.1
			20,982,153	4.2
	South Korea: 3.4%
133,578		KB Financial Group, Inc. ADR	5,061,270	1.0
29,803	@	Samsung Electronics Co., Ltd. GDR	9,438,700	1.9
		Other Securities	2,594,544	0.5
			17,094,514	3.4
	Spain: 4.0%
487,289		Telefonica S.A.	9,026,898	1.8
		Other Securities	11,061,805	2.2
			20,088,703	4.0
	Sweden: 2.6%
376,540		Atlas Copco AB - Class A	5,505,270	1.1
683,100		Telefonaktiebolaget LM Ericsson	7,577,098	1.5
			13,082,368	2.6
	Switzerland: 8.1%
118,559		Adecco S.A.	5,656,073	1.1
185,930		Nestle S.A.	8,965,328	1.8
196,666		Novartis AG	9,531,049	1.9
47,160		Roche Holding AG - Genusschein	6,491,183	1.3
168,531		Swiss Reinsurance	6,924,643	1.4
		Other Securities	2,707,880	0.6
			40,276,156	8.1
	Taiwan: 2.2%
2,509,997		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	7,806,218	1.5
		Other Securities	3,391,163	0.7
			11,197,381	2.2
	United Kingdom: 17.6%
1,151,640		BAE Systems PLC	5,359,978	1.1
535,520		British Sky Broadcasting PLC	5,591,778	1.1
686,087		Burberry Group PLC	7,748,390	1.6
499,827		GlaxoSmithKline PLC	8,487,486	1.7
714,000		HSBC Holdings PLC	6,546,193	1.3
652,190		Rolls-Royce Group PLC	5,443,687	1.1
56,682,900	@	Rolls-Royce Group PLC - C Shares	84,690

See Accompanying Notes to Financial Statements

ING TEMPLETON   SUMMARY PORTFOLIO OF INVESTMENTS
FOREIGN EQUITY PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
	United Kingdom (continued)
210,318		Standard Chartered PLC	$5,121,325	1.0
965,020		Tesco PLC	5,444,071	1.1
3,465,646		Vodafone Group PLC	7,140,929	1.4
		Other Securities	30,810,229	6.2
			87,778,756	17.6
		Total Common Stock ( Cost $556,720,221 )	485,954,235	97.4
Principal Amount			Value	Percent of Net Assets
SHORT-TERM INVESTMENTS: 2.0%
	U.S. Government Agency Obligations: 2.0%
$9,670,000	Z	Federal Home Loan Bank, 0.009%, due 07/01/10	$9,670,000	2.0
		Total Short-Term Investments ( Cost $9,670,000 )	9,670,000	2.0
		Total Investments in Securities ( Cost $566,390,221 ) *	$495,624,235	99.4
		Other Assets and Liabilities - Net	3,118,343	0.6
		Net Assets	$498,742,578	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@  Non-income producing security

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

Z  Indicates Zero Coupon Bond; rate shown reflects current effective yield.

*  Cost for federal income tax purposes is $569,216,801.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$29,222,872
Gross Unrealized Depreciation	(102,815,438)
Net Unrealized Depreciation	$(73,592,566)
Industry	Percentage of Net Assets
Consumer Discretionary	9.6%
Consumer Staples	4.1
Energy	10.5
Financials	21.1
Health Care	8.7
Industrials	15.6
Information Technology	10.8
Materials	2.1
Telecommunication Services	12.2
Utilities	2.7
Short-Term Investments	2.0
Other Assets and Liabilities - Net	0.6
Net Assets	100.0%

See Accompanying Notes to Financial Statements

ING TEMPLETON   SUMMARY PORTFOLIO OF INVESTMENTS
FOREIGN EQUITY PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/10
Asset Table
Investments, at value
Common Stock
Austria	$—	$3,273,005	$—	$3,273,005
Bermuda	5,036,753	—	—	5,036,753
Brazil	12,441,880	—	—	12,441,880
Canada	6,051,017	—	—	6,051,017
China	2,227,758	15,027,958	—	17,255,716
Denmark	—	4,574,859	—	4,574,859
Eurozone	—	152,711	—	152,711
France	—	51,613,371	—	51,613,371
Germany	5,164,469	56,036,010	—	61,200,479
Hong Kong	3,201,248	13,149,070	—	16,350,318
India	7,257,996	9,239,527	—	16,497,523
Ireland	—	3,778,824	—	3,778,824
Italy	—	15,527,453	—	15,527,453
Japan	—	12,507,244	—	12,507,244
Netherlands	—	29,402,567	—	29,402,567
Norway	—	14,463,865	—	14,463,865
Portugal	—	5,326,619	—	5,326,619
Singapore	—	20,982,153	—	20,982,153
South Korea	14,499,970	2,594,544	—	17,094,514
Spain	—	20,088,703	—	20,088,703
Sweden	—	13,082,368	—	13,082,368
Switzerland	—	40,276,156	—	40,276,156
Taiwan	7,243,884	3,953,497	—	11,197,381
United Kingdom	—	87,778,756	—	87,778,756
Total Common Stock	63,124,975	422,829,260	—	485,954,235
Short-Term Investments	—	9,670,000	—	9,670,000
Total Investments, at value	$63,124,975	$432,499,260	$—	$495,624,235

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio's investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING THORNBURG VALUE PORTFOLIO  AS OF JUNE 30, 2010 (UNAUDITED)

Industry Allocation
as of June 30, 2010
(as a percent of net assets)

Information Technology	22.2%
Energy	18.7%
Health Care	17.2%
Financials	13.7%
Consumer Discretionary	8.8%
Telecommunication Services	7.1%
Industrials	5.1%
Materials	3.9%
Consumer Staples	0.3%
Other Assets and Liabilities - Net*	3.0%
Net Assets	100.0%

* Includes short-term investments related to ING Institutional Prime Money Market Fund — Class I and securities lending collateral.

Portfolio holdings are subject to change daily.

Shares			Value	Percent of Net Assets
COMMON STOCK: 94.4%
	Consumer Discretionary: 8.8%
502,378		Comcast Corp. - Special Class A	$8,254,071	2.9
224,275	@	Dish Network Corp.	4,070,591	1.4
128,496	@, L	Life Time Fitness, Inc.	4,084,888	1.5
249,200		Toyota Motor Corp.	8,562,176	3.0
			24,971,726	8.8
	Consumer Staples: 0.3%
		Other Securities	740,993	0.3
	Energy: 18.7%
43,000	@	Arena Resources, Inc.	1,371,700	0.5
205,442		ConocoPhillips	10,085,148	3.5
172,300		Ensco International PLC ADR	6,767,944	2.4
121,800		ExxonMobil Corp.	6,951,126	2.4
383,135		Marathon Oil Corp.	11,911,667	4.2
285,880		OAO Gazprom ADR	5,377,403	1.9
414,500	@, L	SandRidge Energy, Inc.	2,416,535	0.8
181,900	@	Transocean Ltd.	8,427,427	3.0
			53,308,950	18.7
	Financials: 12.5%
185,827		ACE Ltd.	9,566,374	3.4
183,050		JP Morgan Chase & Co.	6,701,461	2.3
1,212,742		Mitsubishi UFJ Financial Group, Inc.	5,506,706	1.9
152,638		Transatlantic Holdings, Inc.	7,320,518	2.6
292,805		US Bancorp.	6,544,192	2.3
			35,639,251	12.5
	Health Care: 17.2%
29,416	@	Community Health Systems, Inc.	994,555	0.4
307,600		Eli Lilly & Co.	10,304,600	3.6
355,780	@	Gilead Sciences, Inc.	12,196,138	4.3
153,000	@	Inverness Medical Innovations, Inc.	4,078,980	1.4
42,100		Roche Holding AG - Genusschein	5,794,716	2.0

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING THORNBURG VALUE PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
	Health Care (continued)
142,200	@	Talecris Biotherapeutics Holdings Corp.	$3,000,420	1.1
129,644	@	Thermo Fisher Scientific, Inc.	6,359,038	2.2
118,275	@	Varian Medical Systems, Inc.	6,183,417	2.2
			48,911,864	17.2
	Industrials: 5.1%
27,032		Boeing Co.	1,696,258	0.6
498,800		General Electric Co.	7,192,696	2.5
73,900		Lockheed Martin Corp.	5,505,550	2.0
			14,394,504	5.1
	Information Technology: 22.2%
181,900	@	Adobe Systems, Inc.	4,807,617	1.7
233,229	@	Amdocs Ltd.	6,262,199	2.2
74,806	@	Ansys, Inc.	3,034,879	1.1
149,044		Computer Sciences Corp.	6,744,241	2.4
132,723		Corning, Inc.	2,143,476	0.7
874,697	@	Dell, Inc.	10,548,846	3.7
183,987	@	Fiserv, Inc.	8,400,846	3.0
15,650	@	Google, Inc. - Class A	6,963,468	2.4
413,102	@	MEMC Electronic Materials, Inc.	4,081,448	1.4
200,474		Microsoft Corp.	4,612,907	1.6
247,452	@	NCR Corp.	2,999,118	1.1
343,638	@	ON Semiconductor Corp.	2,192,410	0.8
		Other Securities	417,425	0.1
			63,208,880	22.2
	Materials: 3.9%
142,100		Monsanto Co.	6,567,862	2.3
121,357		United States Steel Corp.	4,678,312	1.6
			11,246,174	3.9
	Telecommunication Services: 5.7%
199,531		AT&T, Inc.	4,826,655	1.7
770,528		China Mobile Ltd.	7,657,391	2.7
112,263	@	Leap Wireless International, Inc.	1,457,174	0.5
1,965,950	@, L	Level 3 Communications, Inc.	2,142,886	0.8
			16,084,106	5.7
		Total Common Stock ( Cost $295,883,300 )	268,506,448	94.4
Principal Amount			Value	Percent of Net Assets
CORPORATE BONDS: 2.6%
	Financials: 1.2%
$3,000,000	#	AngloGold Ashanti Holdings Finance PLC, 3.500%, due 05/22/14	$3,405,000	1.2

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING THORNBURG VALUE PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount			Value	Percent of Net Assets
	Telecommunication Services: 1.4%
$4,000,000		Level 3 Financing, Inc., 9.250%, due 11/01/14	$3,650,000	1.3
		Other Securities	194,269	0.1
			3,844,269	1.4
		Total Corporate Bonds ( Cost $6,949,067 )	7,249,269	2.6
		Total Long-Term Investments ( Cost $302,832,367 )	275,755,717	97.0
Shares			Value	Percent of Net Assets
SHORT-TERM INVESTMENTS: 5.9%
	Affiliated Mutual Fund: 3.4%
9,589,436		ING Institutional Prime Money Market Fund - Class I	$9,589,436	3.4
		Total Mutual Fund ( Cost $9,589,436 )	9,589,436	3.4
	Securities Lending Collateralcc: 2.5%
6,732,396		BNY Mellon Overnight Government Fund (1)	6,732,396	2.4
539,803	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)	431,842	0.1
		Total Securities Lending Collateral ( Cost $7,272,199 )	7,164,238	2.5
		Total Short-Term Investments ( Cost $16,861,635 )	16,753,674	5.9
		Total Investments in Securities ( Cost $319,694,002 ) *	$292,509,391	102.9
		Other Assets and Liabilities - Net	(8,160,502)	(2.9)
		Net Assets	$284,348,889	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@  Non-income producing security

ADR  American Depositary Receipt

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

cc  Securities purchased with cash collateral for securities loaned.

(1)  Collateral received from brokers for securities lending was invested in these short-term investments.

(2)  On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

I  Illiquid security

L  Loaned security, a portion or all of the security is on loan at June 30, 2010.

*  Cost for federal income tax purposes is $329,255,866.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$8,164,057
Gross Unrealized Depreciation	(44,910,532)
Net Unrealized Depreciation	$(36,746,475)

See Accompanying Notes to Financial Statements

  SUMMARY PORTFOLIO OF INVESTMENTS
ING THORNBURG VALUE PORTFOLIO   AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/10
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$16,409,550	$8,562,176	$—	$24,971,726
Consumer Staples	740,993	—	—	740,993
Energy	53,308,950	—	—	53,308,950
Financials	30,132,545	5,506,706	—	35,639,251
Health Care	43,117,148	5,794,716	—	48,911,864
Industrials	14,394,504	—	—	14,394,504
Information Technology	63,208,880	—	—	63,208,880
Materials	11,246,174	—	—	11,246,174
Telecommunication Services	8,426,715	7,657,391	—	16,084,106
Total Common Stock	240,985,459	27,520,989	—	268,506,448
Corporate Bonds	—	7,249,269	—	7,249,269
Short-Term Investments	16,321,832	—	431,842	16,753,674
Total Investments, at value	$257,307,291	$34,770,258	$431,842	$292,509,391

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2010:

	Beginning Balance 12/31/09	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/10
Asset Table
Investments, at value
Short-Term Investments	$431,842	$—	$—	$—	$—	$—	$—	$—	$431,842
Total Investments, at value	$431,842	$—	$—	$—	$—	$—	$—	$—	$431,842

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

#  The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio's investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

ING UBS   SUMMARY PORTFOLIO OF INVESTMENTS
U.S. LARGE CAP EQUITY PORTFOLIO  AS OF JUNE 30, 2010 (UNAUDITED)

Industry Allocation
as of June 30, 2010
(as a percent of net assets)

Information Technology	18.2%
Health Care	14.3%
Consumer Discretionary	14.1%
Financials	13.5%
Energy	11.3%
Industrials	11.0%
Consumer Staples	6.9%
Utilities	4.8%
Materials	3.2%
Telecommunication Services	2.2%
Other Assets and Liabilities - Net*	0.5%
Net Assets	100.0%

* Includes short-term investments related to ING Institutional Prime Money Market Fund — Class I and securities lending collateral.

Portfolio holdings are subject to change daily.

Shares			Value	Percent of Net Assets
COMMON STOCK: 99.5%
	Consumer Discretionary: 14.1%
45,400	@	BorgWarner, Inc.	$1,695,236	1.1
71,500		Carnival Corp.	2,162,160	1.4
228,400		Comcast Corp. - Class A	3,967,308	2.6
71,600		Fortune Brands, Inc.	2,805,288	1.8
227,100	@	Interpublic Group of Cos., Inc.	1,619,223	1.1
101,000		Lowe's Cos., Inc.	2,062,420	1.3
65,500		Time Warner, Inc.	1,893,605	1.2
59,700		Viacom - Class B	1,872,789	1.2
		Other Securities	3,782,489	2.4
			21,860,518	14.1
	Consumer Staples: 6.9%
88,800		Avon Products, Inc.	2,353,200	1.5
83,300		Kroger Co.	1,640,177	1.1
55,600		PepsiCo, Inc.	3,388,820	2.2
53,500		Procter & Gamble Co.	3,208,930	2.1
			10,591,127	6.9
	Energy: 11.3%
56,900		Baker Hughes, Inc.	2,365,333	1.5
84,400		ExxonMobil Corp.	4,816,708	3.1
35,000		Hess Corp.	1,761,900	1.2
60,400		Marathon Oil Corp.	1,877,836	1.2
59,700	@	Noble Corp.	1,845,327	1.2
49,400	@	Ultra Petroleum Corp.	2,185,950	1.4
		Other Securities	2,632,462	1.7
			17,485,516	11.3
	Financials: 13.5%
47,600		Aflac, Inc.	2,031,092	1.3
219,900		Bank of America Corp.	3,159,963	2.0
73,892		Bank of New York Mellon Corp.	1,824,393	1.2

See Accompanying Notes to Financial Statements

ING UBS   SUMMARY PORTFOLIO OF INVESTMENTS
U.S. LARGE CAP EQUITY PORTFOLIO  AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
	Financials (continued)
112,400		JP Morgan Chase & Co.	$4,114,964	2.7
45,300		Metlife, Inc.	1,710,528	1.1
66,100		Principal Financial Group, Inc.	1,549,384	1.0
151,700		Wells Fargo & Co.	3,883,520	2.5
		Other Securities	2,635,997	1.7
			20,909,841	13.5
	Health Care: 14.3%
43,100		Allergan, Inc.	2,511,006	1.6
34,500	@	Amgen, Inc.	1,814,700	1.2
67,600		Covidien PLC	2,716,168	1.8
38,500	@	Genzyme Corp.	1,954,645	1.3
62,600		Johnson & Johnson	3,697,156	2.4
52,900		Medtronic, Inc.	1,918,683	1.2
72,400		Merck & Co., Inc.	2,531,828	1.6
62,200		UnitedHealth Group, Inc.	1,766,480	1.1
		Other Securities	3,257,508	2.1
			22,168,174	14.3
	Industrials: 11.0%
35,800		FedEx Corp.	2,509,938	1.6
53,200		General Dynamics Corp.	3,115,392	2.0
67,300		Illinois Tool Works, Inc.	2,778,144	1.8
63,450		Paccar, Inc.	2,529,752	1.6
47,800		Pall Corp.	1,642,886	1.1
32,500		Raytheon Co.	1,572,675	1.0
		Other Securities	2,895,106	1.9
			17,043,893	11.0
	Information Technology: 18.2%
19,000	@	Apple, Inc.	4,779,070	3.1
80,500	@	Autodesk, Inc.	1,960,980	1.3
47,900		Broadcom Corp.	1,579,263	1.0
70,300		Hewlett-Packard Co.	3,042,584	2.0
75,900	@	Intuit, Inc.	2,639,043	1.7
196,600		Microsoft Corp.	4,523,766	2.9
63,000		Qualcomm, Inc.	2,068,920	1.3
26,200	@	VMware, Inc.	1,639,858	1.1
		Other Securities	5,969,363	3.8
			28,202,847	18.2
	Materials: 3.2%
31,300		Ball Corp.	1,653,579	1.0
76,300		Dow Chemical Co.	1,809,836	1.2
		Other Securities	1,520,638	1.0
			4,984,053	3.2
	Telecommunication Services: 2.2%
136,600		AT&T, Inc.	3,304,354	2.2

See Accompanying Notes to Financial Statements

ING UBS   SUMMARY PORTFOLIO OF INVESTMENTS
U.S. LARGE CAP EQUITY PORTFOLIO  AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
	Utilities: 4.8%
89,700		American Electric Power Co., Inc.	$2,897,310	1.9
75,200		Exelon Corp.	2,855,344	1.8
48,300		FirstEnergy Corp.	1,701,609	1.1
			7,454,263	4.8
		Total Common Stock ( Cost $152,467,979 )	154,004,586	99.5
SHORT-TERM INVESTMENTS: 1.1%
	Affiliated Mutual Fund: 0.6%
958,300		ING Institutional Prime Money Market Fund - Class I	958,300	0.6
		Total Mutual Fund ( Cost $958,300 )	958,300	0.6
	Securities Lending Collateralcc: 0.5%
12,886		BNY Mellon Overnight Government Fund (1)	12,886	0.0
818,750	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)	655,000	0.5
		Total Securities Lending Collateral ( Cost $831,636 )	667,886	0.5
		Total Short-Term Investments ( Cost $1,789,936 )	1,626,186	1.1
		Total Investments in Securities ( Cost $154,257,915 ) *	$155,630,772	100.6
		Other Assets and Liabilities - Net	(870,506)	(0.6)
		Net Assets	$154,760,266	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@  Non-income producing security

cc  Securities purchased with cash collateral for securities loaned.

(1)  Collateral received from brokers for securities lending was invested in these short-term investments.

(2)  On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

I  Illiquid security

*  Cost for federal income tax purposes is $157,742,465.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$14,822,584
Gross Unrealized Depreciation	(16,934,277)
Net Unrealized Depreciation	$(2,111,693)

See Accompanying Notes to Financial Statements

ING UBS   SUMMARY PORTFOLIO OF INVESTMENTS
U.S. LARGE CAP EQUITY PORTFOLIO  AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/10
Asset Table
Investments, at value
Common Stock*	$154,004,586	$—	$—	$154,004,586
Short-Term Investments	971,186	—	655,000	1,626,186
Total Investments, at value	$154,975,772	$—	$655,000	$155,630,772

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2010:

	Beginning Balance 12/31/09	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/10
Asset Table
Investments, at value
Short-Term Investments	$655,000	$—	$—	$—	$—	$—	$—	$—	$655,000
Total Investments, at value	$655,000	$—	$—	$—	$—	$—	$—	$—	$655,000

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

*  For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

ING VAN KAMPEN   SUMMARY PORTFOLIO OF INVESTMENTS
COMSTOCK PORTFOLIO  AS OF JUNE 30, 2010 (UNAUDITED)

Industry Allocation
as of June 30, 2010
(as a percent of net assets)

Financials	24.1%
Consumer Discretionary	15.9%
Health Care	13.3%
Consumer Staples	11.1%
Information Technology	9.8%
Energy	8.2%
Industrials	5.6%
Telecommunication Services	4.1%
Materials	4.0%
Utilities	0.9%
Other Assets and Liabilities - Net*	3.0%
Net Assets	100.0%

* Includes short-term investments related to ING Institutional Prime Money Market Fund — Class I and securities lending collateral.

Portfolio holdings are subject to change daily.

Shares			Value	Percent of Net Assets
COMMON STOCK: 97.0%
	Consumer Discretionary: 15.9%
748,657		Comcast Corp. - Class A	$13,004,169	4.6
73,553	@	DIRECTV	2,494,918	0.9
91,432		Home Depot, Inc.	2,566,496	0.9
132,391		Lowe's Cos., Inc.	2,703,424	1.0
238,628		News Corp. - Class B	3,304,998	1.2
85,723		Time Warner Cable, Inc.	4,464,454	1.6
130,625		Time Warner, Inc.	3,776,369	1.3
296,629		Viacom - Class B	9,305,252	3.3
		Other Securities	3,124,747	1.1
			44,744,827	15.9
	Consumer Staples: 11.1%
59,650		Coca-Cola Co.	2,989,658	1.1
113,834		CVS Caremark Corp.	3,337,613	1.2
221,364		Kraft Foods, Inc.	6,198,192	2.2
62,540		Philip Morris International, Inc.	2,866,834	1.0
146,751		Unilever NV ADR	4,009,237	1.4
124,016		Wal-Mart Stores, Inc.	5,961,449	2.1
		Other Securities	5,848,330	2.1
			31,211,313	11.1
	Energy: 8.2%
79,411		Chevron Corp.	5,388,830	1.9
88,024		ConocoPhillips	4,321,098	1.5
181,580		Halliburton Co.	4,457,789	1.6
81,562		Royal Dutch Shell PLC ADR - Class A	4,096,044	1.5
		Other Securities	4,801,158	1.7
			23,064,919	8.2
	Financials: 24.1%
466,538		Bank of America Corp.	6,704,151	2.4
226,181		Bank of New York Mellon Corp.	5,584,409	2.0
43,900	@	Berkshire Hathaway, Inc.	3,498,391	1.2
268,949		Chubb Corp.	13,450,139	4.8

See Accompanying Notes to Financial Statements

ING VAN KAMPEN   SUMMARY PORTFOLIO OF INVESTMENTS
COMSTOCK PORTFOLIO  AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
	Financials (continued)
746,318	@	Citigroup, Inc.	$2,806,156	1.0
19,503		Goldman Sachs Group, Inc.	2,560,159	0.9
230,093		JP Morgan Chase & Co.	8,423,705	3.0
108,878		Metlife, Inc.	4,111,233	1.5
73,707		PNC Financial Services Group, Inc.	4,164,446	1.5
52,006		Torchmark Corp.	2,574,817	0.9
129,780		Travelers Cos., Inc.	6,391,665	2.3
113,126		Wells Fargo & Co.	2,896,026	1.0
		Other Securities	4,527,210	1.6
			67,692,507	24.1
	Health Care: 13.3%
50,486		Abbott Laboratories	2,361,735	0.8
277,752		Bristol-Myers Squibb Co.	6,927,135	2.5
134,404		Cardinal Health, Inc.	4,517,318	1.6
162,630		Merck & Co., Inc.	5,687,171	2.0
508,423		Pfizer, Inc.	7,250,112	2.6
107,921		UnitedHealth Group, Inc.	3,064,956	1.1
		Other Securities	7,503,886	2.7
			37,312,313	13.3
	Industrials: 5.6%
260,036		General Electric Co.	3,749,719	1.3
67,652		Honeywell International, Inc.	2,640,458	0.9
87,624		Ingersoll-Rand PLC	3,022,152	1.1
112,100		Tyco International Ltd.	3,949,283	1.4
		Other Securities	2,387,329	0.9
			15,748,941	5.6
	Information Technology: 9.8%
131,715	@	Cisco Systems, Inc.	2,806,847	1.0
369,369	@	eBay, Inc.	7,243,326	2.6
69,822		Hewlett-Packard Co.	3,021,896	1.1
220,649		Intel Corp.	4,291,623	1.5
276,395	@	Yahoo!, Inc.	3,822,543	1.4
		Other Securities	6,330,764	2.2
			27,516,999	9.8
	Materials: 4.0%
337,459		International Paper Co.	7,636,697	2.7
		Other Securities	3,475,269	1.3
			11,111,966	4.0
	Telecommunication Services: 4.1%
154,134		AT&T, Inc.	3,728,501	1.3
190,826		Verizon Communications, Inc.	5,346,945	1.9
118,464	L	Vodafone Group PLC ADR	2,448,651	0.9
			11,524,097	4.1

See Accompanying Notes to Financial Statements

ING VAN KAMPEN   SUMMARY PORTFOLIO OF INVESTMENTS
COMSTOCK PORTFOLIO  AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
	Utilities: 0.9%
		Other Securities	$2,514,630	0.9
		Total Common Stock ( Cost $260,829,631 )	272,442,512	97.0
SHORT-TERM INVESTMENTS: 2.9%
	Affiliated Mutual Fund: 2.0%
5,780,242		ING Institutional Prime Money Market Fund - Class I	5,780,242	2.0
		Total Mutual Fund ( Cost $5,780,242 )	5,780,242	2.0
	Securities Lending Collateralcc: 0.9%
1,662,121		BNY Mellon Overnight Government Fund (1)	1,662,121	0.6
966,595	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)	773,276	0.3
		Total Securities Lending Collateral ( Cost $2,628,716 )	2,435,397	0.9
		Total Short-Term Investments ( Cost $8,408,958 )	8,215,639	2.9
		Total Investments in Securities ( Cost $269,238,589 ) *	$280,658,151	99.9
		Other Assets and Liabilities - Net	360,415	0.1
		Net Assets	$281,018,566	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@  Non-income producing security

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

(1)  Collateral received from brokers for securities lending was invested in these short-term investments.

(2)  On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund's position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

I  Illiquid security

L  Loaned security, a portion or all of the security is on loan at June 30, 2010.

*  Cost for federal income tax purposes is $308,642,915.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$26,737,048
Gross Unrealized Depreciation	(54,721,812)
Net Unrealized Depreciation	$(27,984,764)

See Accompanying Notes to Financial Statements

ING VAN KAMPEN   SUMMARY PORTFOLIO OF INVESTMENTS
COMSTOCK PORTFOLIO  AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/10
Asset Table
Investments, at value
Common Stock*	$272,442,512	$—	$—	$272,442,512
Short-Term Investments	7,442,363	—	773,276	8,215,639
Total Investments, at value	$279,884,875	$—	$773,276	$280,658,151

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2010:

	Beginning Balance 12/31/09	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 06/30/10
Asset Table
Investments, at value
Short-Term Investments	$773,276	$—	$—	$—	$—	$—	$—	$—	$773,276
Total Investments, at value	$773,276	$—	$—	$—	$—	$—	$—	$—	$773,276

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

*  For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

ING VAN KAMPEN   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO  AS OF JUNE 30, 2010 (UNAUDITED)

Investment Type Allocation
as of June 30, 2010
(as a percent of net assets)

Common Stock	62.7%
Corporate Bonds/Notes	23.5%
U.S. Treasury Obligations	7.3%
Preferred Stock	2.3%
U.S. Government Agency Obligations	0.9%
Municipal Bonds	0.2%
Other Bonds	0.2%
Asset-Backed Securities	0.1%
Collateralized Mortgage Obligations	0.1%
Other Assets and Liabilities - Net*	2.7%
Net Assets	100.0%

*Includes short-term investments related to ING Institutional Prime Money Market Fund — Class I and U.S. Treasury Bill.

Portfolio holdings are subject to change daily.

Shares			Value	Percent of Net Assets
COMMON STOCK: 62.7%
	Consumer Discretionary: 8.0%
459,854		Comcast Corp. - Class A	$7,987,664	1.1
278,000	@	Ford Motor Co.	2,802,240	0.4
286,440		Home Depot, Inc.	8,040,371	1.1
184,000		Sony Corp. ADR	4,909,120	0.6
116,478		Time Warner Cable, Inc.	6,066,174	0.8
313,678		Time Warner, Inc.	9,068,431	1.2
444,442		Viacom - Class B	13,942,146	1.9
		Other Securities	6,954,492	0.9
			59,770,638	8.0
	Consumer Staples: 5.5%
380,200		Kraft Foods, Inc.	10,645,600	1.4
194,800		Sysco Corp.	5,565,436	0.7
181,220		Wal-Mart Stores, Inc.	8,711,245	1.2
		Other Securities	16,082,106	2.2
			41,004,387	5.5
	Energy: 7.0%
146,303		Anadarko Petroleum Corp.	5,280,075	0.7
108,643		ConocoPhillips	5,333,285	0.7
150,020		Occidental Petroleum Corp.	11,574,043	1.5
170,850		Royal Dutch Shell PLC ADR - Class A	8,580,087	1.1
105,270		Schlumberger Ltd.	5,825,642	0.8
		Other Securities	16,409,586	2.2
			53,002,718	7.0
	Financials: 13.9%
827,690		Bank of America Corp.	11,893,892	1.6
469,173		Charles Schwab Corp.	6,652,873	0.9
113,247		Chubb Corp.	5,663,482	0.7
1,309,179	@	Citigroup, Inc.	4,922,513	0.6
639,219		JP Morgan Chase & Co.	23,401,808	3.1
689,788		Marsh & McLennan Cos., Inc.	15,554,719	2.1
184,129		PNC Financial Services Group, Inc.	10,403,289	1.4

See Accompanying Notes to Financial Statements

ING VAN KAMPEN   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO  AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
	Financials (continued)
208,700		Wells Fargo & Co.	$5,342,720	0.7
		Other Securities	20,771,531	2.8
			104,606,827	13.9
	Health Care: 8.0%
90,070		Bayer AG ADR	5,025,906	0.7
368,040		Bristol-Myers Squibb Co.	9,178,918	1.2
155,240		Covidien PLC	6,237,543	0.8
118,414	@	Genzyme Corp.	6,011,879	0.8
226,810		Merck & Co., Inc.	7,931,546	1.1
467,100		Pfizer, Inc.	6,660,846	0.9
145,940		Roche Holding AG ADR	5,005,742	0.7
244,762		UnitedHealth Group, Inc.	6,951,241	0.9
		Other Securities	7,050,361	0.9
			60,053,982	8.0
	Industrials: 7.2%
125,548		Dover Corp.	5,246,651	0.7
1,100,269		General Electric Co.	15,865,879	2.1
57,240		Siemens AG ADR	5,124,697	0.7
205,240		Tyco International Ltd.	7,230,605	1.0
		Other Securities	20,662,446	2.7
			54,130,278	7.2
	Information Technology: 7.1%
316,880	@	Cisco Systems, Inc.	6,752,713	0.9
429,196	@	Dell, Inc.	5,176,104	0.7
551,360	@	eBay, Inc.	10,812,170	1.4
204,986		Hewlett-Packard Co.	8,871,794	1.2
290,257		Intel Corp.	5,645,499	0.7
363,280	@	Yahoo!, Inc.	5,024,162	0.7
		Other Securities	11,286,297	1.5
			53,568,739	7.1
	Materials: 1.5%
210,600		Dow Chemical Co.	4,995,432	0.7
		Other Securities	6,255,782	0.8
			11,251,214	1.5
	Telecommunication Services: 1.6%
341,400		Vodafone Group PLC ADR	7,056,738	1.0
		Other Securities	4,704,026	0.6
			11,760,764	1.6
	Utilities: 2.9%
319,878		American Electric Power Co., Inc.	10,332,059	1.4
		Other Securities	11,430,275	1.5
			21,762,334	2.9
		Total Common Stock ( Cost $476,075,114 )	470,911,881	62.7

See Accompanying Notes to Financial Statements

ING VAN KAMPEN   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO  AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Shares			Value	Percent of Net Assets
PREFERRED STOCK: 2.3%
	Consumer Staples: 0.3%
		Other Securities	$1,727,217	0.3
	Energy: 0.5%
		Other Securities	3,888,380	0.5
	Financials: 0.5%
		Other Securities	3,347,466	0.5
	Health Care: 0.5%
		Other Securities	3,971,620	0.5
	Industrials: 0.2%
		Other Securities	1,712,708	0.2
	Utilities: 0.3%
		Other Securities	2,355,925	0.3
		Total Preferred Stock ( Cost $17,924,940 )	17,003,316	2.3
Principal Amount			Value	Percent of Net Assets
CORPORATE BONDS/NOTES: 23.5%
	Consumer Discretionary: 4.2%
$60,000	#	Cox Communications, Inc., 8.375%, due 03/01/39	$81,826	0.0
4,212,000		Ford Motor Co., 4.250%, due 11/15/16	5,270,265	0.7
2,085,000	#	Gaylord Entertainment Co., 3.750%, due 10/01/14	2,184,038	0.3
1,862,000	#	Liberty Global, Inc., 4.500%, due 11/15/16	2,169,230	0.3
230,000	#	NBC Universal, Inc., 5.150%, due 04/30/20	240,350	0.0
175,000	#	Vivendi, 6.625%, due 04/04/18	195,342	0.0
		Other Securities	21,604,108	2.9
			31,745,159	4.2
	Consumer Staples: 0.5%
300,000	#	Anheuser-Busch InBev Worldwide, Inc., 7.200%, due 01/15/14	345,223	0.0
210,000	#	BAT International Finance PLC, 9.500%, due 11/15/18	275,613	0.0
68,931	#	CVS Lease Pass-through, 8.353%, due 07/10/31	83,796	0.1
402,451		CVS Pass-Through Trust, 6.036%, due 12/10/28	412,774
415,000	#	FBG Finance Ltd., 5.125%, due 06/15/15	445,351	0.1
295,000	#	Grupo Bimbo SAB de CV, 4.875%, due 06/30/20	298,840	0.0
		Other Securities	2,250,723	0.3
			4,112,320	0.5
	Energy: 1.0%
		Other Securities	7,280,336	1.0
	Financials: 6.3%
290,000	#	Abbey National Treasury Services PLC/London, 3.875%, due 11/10/14	286,622	0.0
635,000	#	AIG SunAmerica Global Financing VI, 6.300%, due 05/10/11	644,525	0.1
295,000	#	Catlin Insurance Co., Ltd., 7.249%, due 12/31/49	238,213	0.0

See Accompanying Notes to Financial Statements

ING VAN KAMPEN   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO  AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount			Value	Percent of Net Assets
	Financials (continued)
$385,000	#	Commonwealth Bank of Australia, 5.000%, due 10/15/19	$400,388	0.1
340,000	#	Digital Realty Trust L.P., 4.500%, due 07/15/15	338,970	0.1
225,000	#	ERAC USA Finance LLC, 2.750%, due 07/01/13	225,853	0.0
4,950,000		General Electric Capital Corp., 2.625%, due 12/28/12	5,147,055	0.9
1,560,000		General Electric Capital Corp., 5.500%-6.000%, due 05/01/18-01/14/38	1,656,886
4,011,000	#	Goldman Sachs Group, Inc., 1.000%, due 03/15/17	3,829,711	0.7
1,355,000		Goldman Sachs Group, Inc., 6.150%-6.750%, due 04/01/18-10/01/37	1,398,875
465,000	#	HBOS PLC, 6.750%, due 05/21/18	435,886	0.1
170,000	#	Iberdrola Finance Ireland Ltd., 3.800%, due 09/11/14	169,213	0.0
75,000	#	John Hancock Global Funding II, 7.900%, due 07/02/10	75,026	0.0
165,000	#	Lloyds TSB Bank PLC, 5.800%, due 01/13/20	156,021	0.0
205,000	#	National Australia Bank Ltd., 3.750%, due 03/02/15	210,102	0.0
570,000	#	Nationwide Building Society, 6.250%, due 02/25/20	602,560	0.1
125,000	#	Nissan Motor Acceptance Corp., 4.500%, due 01/30/15	129,110	0.0
290,000	#	Nordea Bank AB, 4.875%, due 01/27/20	298,410	0.0
225,000	#	Pacific LifeCorp, 6.000%, due 02/10/20	239,209	0.0
590,000	#	Rabobank Nederland NV, 4.750%, due 01/15/20	606,938	0.1
200,000	#	Santander US Debt SA Unipersonal, 3.724%, due 01/20/15	192,338	0.0
100,000	#	Standard Chartered Bank, 6.400%, due 09/26/17	107,900	0.0
315,000	#	Standard Chartered PLC, 3.850%, due 04/27/15	318,158	0.1
280,000	#	Svenska Handelsbanken AB, 5.125%, due 03/30/20	287,472	0.0
300,000	#	WEA Finance, LLC / WT Finance Aust Pty Ltd., 6.750%, due 09/02/19	334,015	0.1
690,000	#	Xlliac Global Funding, 4.800%, due 08/10/10	691,691	0.1
		Other Securities	28,590,943	3.8
			47,612,090	6.3
	Health Care: 5.0%
8,557,000		Amgen, Inc., 0.375%, due 02/01/13	8,492,823	1.1
1,835,000	#	Endo Pharmaceuticals Holdings, Inc., 1.750%, due 04/15/15	1,743,250	0.2
		Other Securities	27,451,843	3.7
			37,687,916	5.0
	Industrials: 0.9%
120,000	#	Holcim US Finance Sarl & Cie SCS, 6.000%, due 12/30/19	128,244	0.0
210,000	#	Republic Services, Inc., 5.500%, due 09/15/19	227,659	0.0
		Other Securities	6,289,582	0.9
			6,645,485	0.9
	Information Technology: 4.2%
1,039,000	#	Cadence Design Systems, Inc., 2.625%, due 06/01/15	1,015,623	0.1
2,000,000	#	JDS Uniphase Corp., 1.000%, due 05/15/26	1,775,000	0.2
2,643,000	#	Linear Technology Corp., 3.000%, due 05/01/27	2,600,051	0.4
6,649,000		SanDisk Corp., 1.000%, due 05/15/13	5,942,544	0.8
2,972,000	#	Xilinx, Inc., 3.125%, due 03/15/37	2,723,095	0.4
		Other Securities	17,467,948	2.3
			31,524,261	4.2

See Accompanying Notes to Financial Statements

ING VAN KAMPEN   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO  AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount			Value	Percent of Net Assets
	Materials: 0.7%
$300,000	#	Anglo American Capital PLC, 9.375%, due 04/08/19	$386,470	0.1
305,000	#	Mosaic Co., 7.625%, due 12/01/16	329,522	0.0
		Other Securities	4,341,127	0.6
			5,057,119	0.7
	Telecommunication Services: 0.4%
		Other Securities	3,062,564	0.4
	Utilities: 0.3%
150,000	#	EDF SA, 4.600%, due 01/27/20	154,347	0.0
425,000	#	Enel Finance International S.A., 5.125%, due 10/07/19	427,674	0.1
		Other Securities	1,375,070	0.2
			1,957,091	0.3
		Total Corporate Bonds/Notes ( Cost $170,579,297 )	176,684,341	23.5
U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.9%
	Federal Home Loan Mortgage Corporation##: 0.4%
		Other Securities	3,300,620	0.4
	Federal National Mortgage Association##: 0.5%
		Other Securities	3,552,165	0.5
		Total U.S. Government Agency Obligations ( Cost $6,520,839 )	6,852,785	0.9
U.S. TREASURY OBLIGATIONS: 7.3%
	U.S. Treasury Notes: 7.3%
19,000,000		1.000%, due 04/30/12	19,145,464
10,000,000		2.750%, due 10/31/13	10,525,780	7.3
24,666,000		0.750%-6.875%, due 11/30/11-02/15/40	25,341,854
		Total U.S. Treasury Obligations ( Cost $53,423,872 )	55,013,098	7.3
ASSET-BACKED SECURITIES: 0.1%
	Automobile Asset-Backed Securities: 0.1%
238,707	#	ARI Fleet Lease Trust, 1.800%, due 08/15/18	238,766	0.1
		Other Securities	150,230	0.0
		Total Asset-Backed Securities ( Cost $388,670 )	388,996	0.1
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.1%
350,000	#	GE Dealer Floorplan Master Note Trust, 1.898%, due 10/20/14	350,197	0.0
		Total Collateralized Mortgage Obligations ( Cost $350,000 )	350,197	0.0
MUNICIPAL BONDS: 0.2%
	California: 0.0%
		Other Securities	373,436	0.0
	Georgia: 0.1%
		Other Securities	486,402	0.1

See Accompanying Notes to Financial Statements

ING VAN KAMPEN   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO  AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

Principal Amount		Value	Percent of Net Assets
	Illinois: 0.1%
	Other Securities	$573,942	0.1
	New York: 0.0%
	Other Securities	245,443	0.0
	Total Municipal Bonds ( Cost $1,645,588 )	1,679,223	0.2
OTHER BONDS: 0.2%
	Foreign Government Bonds: 0.2%
	Other Securities	1,629,957	0.2
	Total Other Bonds ( Cost $1,517,444 )	1,629,957	0.2
	Total Long-Term Investments ( Cost $728,425,764 )	730,513,794	97.2
Shares		Value	Percent of Net Assets
SHORT-TERM INVESTMENTS: 2.6%
	Affiliated Mutual Fund: 2.2%
16,534,838	ING Institutional Prime Money Market Fund - Class I	$16,534,838	2.2
	Total Mutual Fund ( Cost $16,534,838 )	16,534,838	2.2
Principal Amount		Value	Percent of Net Assets
	U.S. Treasury Bills: 0.4%
	Other Securities	$2,999,229	0.4
	Total U.S. Treasury Bills ( Cost $2,998,892 )	2,999,229	0.4
	Total Short-Term Investments ( Cost $19,533,730 )	19,534,067	2.6
	Total Investments in Securities ( Cost $747,959,494 ) *	$750,047,861	99.8
	Other Assets and Liabilities - Net	709,549	0.2
	Net Assets	$750,757,410	100.0

  "Other Securities" represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@  Non-income producing security

ADR  American Depositary Receipt

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

##  On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

See Accompanying Notes to Financial Statements

ING VAN KAMPEN   SUMMARY PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO  AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

*  Cost for federal income tax purposes is $749,740,109.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$36,904,908
Gross Unrealized Depreciation	(36,597,156)
Net Unrealized Appreciation	$307,752

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/10
Asset Table
Investments, at value
Common Stock*	$470,911,881	$-	$-	$470,911,881
Preferred Stock	5,060,174	11,943,142	-	17,003,316
Corporate Bonds/Notes	-	172,854,630	3,829,711	176,684,341
U.S. Government Agency Obligations	-	6,852,785	-	6,852,785
U.S. Treasury Obligations	-	55,013,098	-	55,013,098
Asset-Backed Securities	-	388,996	-	388,996
Collateralized Mortgage Obligations	-	350,197	-	350,197
Municipal Bonds	-	1,679,223	-	1,679,223
Other Bonds	-	1,629,957	-	1,629,957
Short-Term Investments	16,534,838	2,999,229	-	19,534,067
Total Investments, at value	$492,506,893	$253,711,257	$3,829,711	$750,047,861

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended June 30, 2010:

	Beginning Balance 12/31/2009	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 6/30/10
Asset Table
Investments, at value
Corporate Bonds/Notes	$—	$4,011,000	$—	$—	$—	$(181,289)	$—	$—	$3,829,711
Total Investments, at value	$—	$4,011,000	$—	$—	$—	$(181,289)	$—	$—	$3,829,711

As of June 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(181,289).

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

*  For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

BOARD CONSIDERATION AND APPROVAL OF NEW SUB-ADVISORY CONTRACT

Section 15 of the Investment Company Act of 1940 Act, as amended (the "1940 Act"), mandates that, when a series of ING Partners, Inc. (the "Company") enters into a new sub-advisory agreement, the Board of Directors (the "Board") of the Company, including a majority of Board members who have no direct or indirect interest in the Advisory and Sub-Advisory contracts, and who are not "interested persons" of the series, as such term is defined under the 1940 Act (the "Independent Directors"), must approve the new arrangements. Discussed below are certain factors that the Board considered in determining whether to approve a new sub-advisory arrangement for certain of its series.

ING Van Kampen Comstock Portfolio and ING Van Kampen Equity and Income Portfolio

Morgan Stanley Investment Management Inc. d/b/a Van Kampen ("Van Kampen") has managed the ING Van Kampen Comstock Portfolio (the "Van Kampen Comstock Portfolio") since May 2002 and ING Van Kampen Equity and Income Portfolio (the "Van Kampen Equity and Income Portfolio" and together with the Van Kampen Comstock Portfolio, the "Van Kampen Portfolios") since December 2001 pursuant to sub-advisory agreements which were last approved for renewal by the Board on November 12, 2009 (the "Former Agreements"). On October 19, 2009, Morgan Stanley entered into an agreement with Invesco Ltd., to sell Morgan Stanley's retail asset management business and portions of Van Kampen's related businesses to Invesco Ltd. (the "Transaction"). Upon completion of the Transaction, Van Kampen's sub-advisory agreement for the Van Kampen Portfolios would be assigned to Invesco Advisers, Inc. ("Invesco"), a subsidiary of Invesco Ltd., and an investment adviser registered under the Investment Advisers Act of 1940. The completion of the Transaction would result in the assignment and automatic termination of the current sub-advisory agreement with Van Kampen.

The 1940 Act requires that an agreement under which a registered investment adviser serves as the sub-adviser to an investment company must provide for the automatic termination of the agreement in the event of its "assignment" (as such term is defined under the 1940 Act). A sale of an investment adviser generally is deemed to result in an assignment of the investment adviser's advisory agreements. The consummation of the Transaction therefore resulted in the assignment and automatic termination of the Former Agreements.

In order for management of the Van Kampen Portfolios to continue uninterrupted after the Transaction, the Adviser entered into new sub-advisory contracts with Invesco, effective as of June 1, 2010, under which Invesco would provide day-to-day management services to the Van Kampen Portfolios (the "New Agreements"). The Transaction did not result in a change to the personnel managing the Van Kampen Portfolios or their investment strategies with the Transaction, with the exception of the fixed income management team with respect to the Van Kampen Equity and Income Portfolio.

In anticipation of the Transaction, at a meeting held on March 25, 2010, the Board, including a majority of the Independent Directors, determined to appoint Invesco as sub-adviser to the Van Kampen Portfolios under the New Agreements. In determining whether to approve the New Agreements for the Van Kampen Portfolios, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the New Agreements should be approved for the Van Kampen Portfolios. The materials provided to the Board in support of the New Agreements included the following: (1) a memorandum discussing the Transaction; (2) responses to questions posed by K&L Gates LLP, independent legal counsel, on behalf of the Independent Directors; (3) supporting documentation, including a copy of the form of the New Agreements; and (4) other information relevant to the Board's evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by Management in connection with its management of funds in the ING Funds Complex, including the Van Kampen Portfolios, and a presentation by Van Kampen at the Domestic Equity Funds Investment Review Committee meeting held on January 6, 2010. Such information included, among other things, a detailed analysis of the Van Kampen Portfolios' performance, including attribution analyses, which had been provided at regular Board meetings.

The Board's consideration of whether to approve the New Agreements took into account several factors including, but not limited to, the following: (1) the Adviser's view with respect to Van Kampen's management of the Van Kampen Portfolios; (2) the nature and quality of the services to be provided by Invesco under the New Agreements; (3) the personnel, operations, and investment management capabilities

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

of Invesco after the consummation of the Transaction, including Invesco's representations that the portfolio management personnel providing day-to-day management services to the Van Kampen Portfolios would remain in place through the closing of the Transaction, with the exception of the fixed income management team with respect to Van Kampen Equity and Income Portfolio, and would continue to manage assets after the close; (4) the fairness of the compensation under the New Agreements in light of the services to be provided by Invesco and the fact that there would be no change in the projected profitability of the Adviser in connection with the Transaction; (5) that the sub-advisory fee rate payable by the Adviser would remain unchanged after the Transaction was completed and the Transaction would not affect the advisory fee payable by the Van Kampen Portfolios to the Adviser; (6) Invesco's representations that the Transaction would not adversely affect the nature and quality of services provided to the Van Kampen Portfolios and that the Transaction was not expected to have a material adverse effect on the ability of Invesco to provide those services; (7) Invesco's operations and compliance program, including its policies and procedures intended to assure compliance with the Federal securities laws, which was approved by the Board at its meeting held March 25, 2010; and (8) Invesco's Code of Ethics which was approved by the Board at its meeting held March 25, 2010, and related procedures for complying with that Code.

After its deliberation, the Board reached the following conclusions: (1) Invesco should be appointed as the sub-adviser to each Van Kampen Portfolio under the New Agreements and to provide advisory services to the Van Kampen Portfolios; (2) the sub-advisory fee rate payable by the Adviser to Invesco with respect to each Van Kampen Portfolio is reasonable in the context of all factors considered by the Board; and (3) Invesco maintains an appropriate compliance program, with this conclusion based upon, among other things, a representation from the Van Kampen Portfolios' Chief Compliance Officer that Invesco's compliance policies and procedures are reasonably designed to assure compliance with the Federal securities laws.

Based on these conclusions and other factors, the Board voted to approve the New Agreements. During this approval process, different Board members may have given different weight to different individual factors and related conclusions.

ING American Century Small-Mid Cap Portfolio

ING American Century Small-Mid Cap Portfolio (the "American Century Portfolio") has been sub-advised by American Century Investment Management, Inc. ("American Century") since May 2002 pursuant to sub-advisory agreements which were last approved for renewal by the Board on November 12, 2009 (the "American Century Former Agreement"). Management was informed by American Century on February 17, 2010 of the appointment of a new trustee with respect to a controlling interest in American Century Companies, Inc. ("ACC"), the parent corporation to American Century. The appointment of the new trustee resulted in a "change of control" of American Century, as such term is defined for purposes of the 1940 Act, and the assignment and automatic termination of the American Century Former Agreement with respect to the American Century Portfolio (the "Change of Control").

At a special telephonic meeting of the Board held on February 22, 2010, the Board, including a majority of the Independent Trustees, determined to: (1) appoint American Century as sub-adviser to the American Century Portfolio; and (2) approve an interim sub-advisory agreement with American Century that became effective as of February 16, 2010 (the "Interim Agreement"), under which American Century continued to serve as the sub-adviser to the American Century Portfolio and provide day-to-day management services to the American Century Portfolio on that date for a period of up to 150 days. At an in-person meeting of the Board held on March 25, 2010, the Board, including a majority of the Independent Directors, approved a new sub-advisory contract ("Sub-Advisory Contract") with American Century under which it would serve as Sub-Adviser to the American Century Portfolio. Effective April 1, 2010 The Interim Agreement was put into place to bridge the period between the assignment and automatic termination of American Century pursuant to the Change of Control at American Century and the date of an in-person meeting of the Board that was called for the purpose of determining whether to approve the Sub-Advisory Contract.

The Board's consideration of whether to approve the Sub-Advisory Contract took into account several factors including, but not limited to, the following: (1) the Adviser's view with respect to American Century's management of the American Century Portfolio; (2) the nature and quality of the services to be provided by American Century under the Sub-Advisory Contract; (3) the personnel, operations,

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

and investment management capabilities of American Century, including American Century's representations that the portfolio management personnel providing day-to-day management services to the American Century remained in place and continued to manage assets after the Change of Control; (4) the fairness of the compensation under the Sub-Advisory Contract in light of the services to be provided by American Century and the fact that there would be no change in the projected profitability of American Century or the Adviser in connection with the Change of Control; (5) that the sub-advisory fee rate payable by the Adviser would remain unchanged after the Change of Control and the Change of Control would not affect the advisory fee payable by the Portfolio to the Adviser; and (6) American Century's representations that the Change of Control did not adversely affect the nature and quality of services provided to the American Century Portfolio and that the Change of Control was not expected to have a material adverse effect on the ability of American Century Portfolio to provide those services.

After its deliberation, the Board reached the following conclusions: (1) American Century should be appointed as the Portfolio's sub-adviser under the Interim Agreement and Sub-Advisory Contract and continue to provide advisory services to the American Century Portfolio; (2) the sub-advisory fee rate payable by the Adviser to American Century is reasonable in the context of all factors considered by the Board; and (3) American Century maintains an appropriate compliance program, with this conclusion based upon, among other things, a representation from the American Century Portfolio's CCO that American Century's compliance policies and procedures are reasonably designed to assure compliance with the Federal securities laws.

Based on these conclusions and other factors, the Board voted to approve the Interim Agreement and Sub-Advisory Contract. During this approval process, different Board members may have given different weight to different individual factors and related conclusions.

Investment Adviser

Directed Services LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
(formerly, PNC Global Investment Servicing (U.S.) Inc.)
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

  VPSAR-UIPI  (0610-082410)

Semi-Annual Report

June 30, 2010

Adviser Class ("Class ADV"), Service Class ("Class S") and Service 2 Class ("Class S2")

ING Partners, Inc.

■ ING Fidelity® VIP Contrafund® Portfolio*

■ ING Fidelity® VIP Equity-Income Portfolio*

■ ING Fidelity® VIP Growth Portfolio*

■ ING Fidelity® VIP Mid Cap Portfolio*

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

*  Fidelity and Contrafund are registered trademarks of FMR Corp.

MUTUAL FUNDS

TABLE OF CONTENTS

President's Letter	1

Market Perspective	2

Shareholder Expense Examples	4

Statements of Assets and Liabilities	6

Statements of Operations	7

Statements of Changes in Net Assets	8

Financial Highlights	10

Notes to Financial Statements	13

Portfolios of Investments	19

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds' website at www.ingfunds.com; and (3) on the U.S. Securities and Exchange Commission's ("SEC") website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds' website at www.ingfunds.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at www.sec.gov. The Portfolio's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT'S LETTER

Pay now and/or later

Dear Shareholder,

It's summer, and it's hot — 100 degrees has not been uncommon here on the East Coast — with no relief in the forecast. Do you turn up the air conditioning, knowing it will cost a fortune on your next electric bill? Or do you try to tough it out, sweltering to save money? Most of us would probably choose the immediate comfort of the A/C; the bill will come later.

The current heat wave thus presents a timely comparison to the trade-offs confronting policymakers as they consider the global economy. How do we balance the short-term need to sustain a fragile economic recovery against the long-term need to reduce deficits and debt? As with the heat, unless we make it through the short term, the long term won't matter much. But spending on economic stimulus in the short term could add to our long-term debt burden.

Most of the world is facing the same issues. Fiscal austerity programs are being implemented across Europe, and not just in those countries at most immediate risk of default. In the United States, there is as of yet no clear course of action. Expect to hear about this in the fall, as the gentle breezes of summer give way to the hot winds of electoral politics. We believe that for the next several months, markets will see heightened volatility as investors worldwide seek assurance that the global recovery remains on track. On the bright side, we expect corporate profits to continue to exceed expectations.

Confronted with this type of uncertainty, what do you do? Keep your options open — consider investing in funds that provide diversification geographically across markets and seek investment managers that are skilled at anticipating changes in correlations and risks among asset classes. And of course, discuss any proposed portfolio changes with your investment advisor before you take action.

Thank you for your continued confidence in ING Funds. We look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President & Chief Executive Officer
ING Funds
July 10, 2010

The views expressed in the President's Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. Consider the fund's investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2010

After a 13-month advance through mid-April, a confluence of local and world concerns sent global equities, in the form of the MSCI World IndexSM measured in local currencies, including net reinvested dividends ("MSCI" for regions discussed below), on a steeply downward path. For the first half of the new fiscal year, the index fell 7.1% to closing levels not seen since October 2, 2009. (The MSCI World IndexSM returned (9.84)% for the six months ended June 30, 2010, measured in U.S. dollars.)

By the end of 2009, the rally had become increasingly edgy. The rescue of failing institutions by governments and central banks in Europe and the U.S. together with unprecedented fiscal and monetary stimulus to counter the ensuing recession had led to enormous, unsustainable budget deficits. Not only would stimulus programs end, but debt would need to be wound down.

Beacons of hope in this rather bleak outlook were thought to be the U.S. and emerging markets, centered on China. The U.S. with its vast, dynamic, flexible economy would surely bounce back most quickly in the developed world. Emerging market economies, more fiscally robust these days, had never suffered much of a financial crisis and recession anyway and were again showing vibrant growth. The demand for capital goods from China might sustain Japan's export led revival, while in Europe, growth may be tepid but at least the situation was stable. By early May all of these premises were disintegrating, the erosion gathering pace through June.

In the U.S., the critical housing market seemed to be improving, boosted by tax credits for home buyers. After sliding for more than three years, house prices (based on the S&P/Case-Shiller 20-City Composite Home Price Index) finally showed year-over-year increases from February. But even before the credits expired, sales of existing homes turned down. And in May, sales of new homes fell by one third from April, to the lowest rate since at least 1963. Unemployment remained stubbornly high, near 10%. The June report showed only 41,000 private sector jobs created, with annual wage growth below 2%. The final estimate of Gross Domestic Product ("GDP") growth for the first quarter was revised down to 2.7% annualized. And excluding inventory build-up, real final demand expanded at just 0.8% per annum. Retail sales unexpectedly dipped in May. Some commentators also cited trends in the bond market (see below) and pointed to a double-dip recession.

China had grown at "only" 8.7% in 2009. In response, the government instructed the banks to expand lending and first quarter GDP growth rebounded to 11.9%. But inflation picked up and a housing bubble developed. The authorities quickly back-pedaled and repeatedly raised banks' reserve ratio requirements. By the end of June the increasingly closely-watched Chinese manufacturing purchasing managers' index was weakening. The unofficial version compiled by HSBC plumbed a 12-month low.

In the Eurozone, default on billions of euro of Greece's maturing bonds loomed. Amid downgrades and ballooning yields, Eurozone countries, with no single voice, dithered on the need for a bail-out, its size, terms and the involvement of the International Monetary Fund ("IMF"). Many expected contagion and even doubted the viability of the euro itself. At last on the weekend of May 8-9, Eurozone finance ministers agreed on a Financial Stabilization mechanism funded with €500 billion, while the IMF would add up to €250 billion. The European Central Bank started buying sovereign debt and by then it was abundantly clear that the real problem was that vast quantities of the debt were held in the banking system, which might seize up as a result. In short, another "Lehman" event was feared.

In U.S. fixed income markets, the Barclays Capital U.S. Aggregate Bond Index of investment grade bonds returned 5.33%, with the Barclays Capital U.S. Treasury Index (which returned 5.86%) slightly outperforming the Barclays Capital Corporate Investment Grade Bond Index (which returned 5.79%). The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index gained 4.45%. In the flight to safety, the two-year Treasury yield reached a record low, while the difference between the yields on two-year and ten-year Treasuries, having set new record high levels in February, fell back to October 2009 spreads by the end of June.

U.S. equities, represented by the S&P 500® Index including dividends, fell 6.65% in the first half. Through early April, the economic reports seemed to be improving. Stock prices were also supported by strong earnings reports, with first quarter operating earnings per share for S&P 500® companies coming in about 92% above those for the corresponding quarter of 2009. The index peaked on April 23, up over 9% for the year, before factors described above drove investor sentiment and the market back down amid surging volatility.

2

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2010

In currencies, the scenario described above in the Eurozone propelled the dollar up 17.4% on the euro. The dollar also gained 5.7% against the pound but lost 3.9% to the Japanese yen.

In international markets, the MSCI Japan® Index dropped 7.5% for the first half of the year. The last thing export dependent Japan needed was a double-dip recession in the developed economies. Impressive 5% annualized first quarter GDP growth was considered vulnerable with household demand still slow and consumer prices drifting down. The MSCI Europe ex UK® Index fell 6.2%. As in the U.S., the first few weeks of April saw the 2010 high point for the index before the peril inherent in shaky sovereign debt captured the attention of investors. The MSCI UK® Index lost 7.6%, with BP contributing over 3% of it. The newly elected coalition government introduced an aggressively austere budget that would reduce the deficit to 3.9% by 2015, but this would have a depressing effect on growth and profits.

Parentheses denote a negative number.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios' performance is subject to change since the period's end and may be lower or higher than the performance data shown. Please call (800) 262-3862 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING's Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor's.

Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

Barclays Capital U.S. Treasury Index	An unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.

Barclays Capital Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.

Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba 1, a minimum amount outstanding of $150 million, and at least one year to maturity.

S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010, unless otherwise indicated. The Portfolios' expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, "Actual Portfolio Return," provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, "Hypothetical (5% return before expenses)," provides information about hypothetical account values and hypothetical expenses based on a Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
ING Fidelity® VIP Contrafund® Portfolio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2010*	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2010*
Class ADV	$1,000.00	$930.10	1.45%	$6.94	$1,000.00	$1,017.60	1.45%	$7.25
Class S	1,000.00	931.70	1.20	5.75	1,000.00	1,018.84	1.20	6.01
Class S2	1,000.00	929.70	1.35	6.46	1,000.00	1,018.10	1.35	6.76
ING Fidelity® VIP Equity-Income Portfolio
Class ADV	$1,000.00	$924.50	1.36%	$6.49	$1,000.00	$1,018.05	1.36%	$6.80
Class S	1,000.00	926.20	1.11	5.30	1,000.00	1,019.29	1.11	5.56
Class S2	1,000.00	925.30	1.26	6.01	1,000.00	1,018.55	1.26	6.31
ING Fidelity® VIP Growth Portfolio
Class ADV	$1,000.00	$946.20	1.47%	$7.09	$1,000.00	$1,017.50	1.47%	$7.35
Class S	1,000.00	947.50	1.22	5.89	1,000.00	1,018.74	1.22	6.11
Class S2	1,000.00	947.10	1.37	6.61	1,000.00	1,018.00	1.37	6.85

4

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
ING Fidelity® VIP Mid Cap Portfolio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2010*	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2010*
Class ADV	$1,000.00	$1,010.70	1.47%	$7.33	$1,000.00	$1,017.50	1.47%	$7.35
Class S	1,000.00	1,011.60	1.22	6.08	1,000.00	1,018.74	1.22	6.11
Class S2	1,000.00	1,011.70	1.37	6.83	1,000.00	1,018.00	1.37	6.85

*  Expenses are equal to each Portfolio's respective annualized expense ratios, including the expenses of the master fund, multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

5

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2010 (UNAUDITED)

	ING Fidelity® VIP Contrafund® Portfolio	ING Fidelity® VIP Equity-Income Portfolio	ING Fidelity® VIP Growth Portfolio	ING Fidelity® VIP Mid Cap Portfolio
ASSETS:
Investments in master fund(1) at value*	$283,389,927	$27,333,828	$18,572,576	$62,447,686
Cash	115,098	975	2	264
Receivables:
Investments in master fund sold	893,656	12,172	30,314	361,671
Fund shares sold	4,724	467	91	1,097
Total assets	284,403,405	27,347,442	18,602,983	62,810,718
LIABILITIES:
Payable for investments in master fund purchased	3,496	365	—	962
Payable for fund shares redeemed	894,884	12,274	30,405	361,806
Payable to affiliates	74,793	7,255	4,909	16,679
Total liabilities	973,173	19,894	35,314	379,447
NET ASSETS	$283,430,232	$27,327,548	$18,567,669	$62,431,271
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$469,923,264	$50,762,764	$28,753,926	$81,594,053
Undistributed net investment income (accumulated net investment loss)	2,531,963	493,594	(33,450)	252,656
Accumulated net realized loss	(97,559,809)	(15,831,635)	(6,320,798)	(10,202,679)
Net unrealized depreciation	(91,465,186)	(8,097,175)	(3,832,009)	(9,212,759)
NET ASSETS	$283,430,232	$27,327,548	$18,567,669	$62,431,271
* Cost of investments in master fund	$374,855,113	$35,431,003	$22,404,585	$71,660,445
Class ADV:
Net assets	$3,611,076	$462,005	$20,290	$2,453,039
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	475,886	66,186	2,403	236,018
Net asset value and redemption price per share	$7.59	$6.98	$8.44	$10.39
Class S:
Net assets	$279,815,778	$26,862,189	$18,544,025	$59,975,112
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	36,644,839	3,819,094	2,184,488	5,711,121
Net asset value and redemption price per share	$7.64	$7.03	$8.49	$10.50
Class S2:
Net assets	$3,378	$3,354	$3,354	$3,120
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	448	483	399	302
Net asset value and redemption price per share	$7.54	$6.94	$8.41	$10.35

(1)  The master funds for the ING Fidelity® VIP Contrafund®, ING Fidelity® VIP Equity-Income, ING Fidelity® VIP Growth and ING Fidelity® VIP Mid Cap Portfolios are the Fidelity® VIP Contrafund®, Fidelity® VIP Equity-Income, Fidelity® VIP Growth and Fidelity® VIP Mid Cap Portfolios, respectively. These financial statements should be read in conjunction with the master Fidelity funds' financial statements.

See Accompanying Notes to Financial Statements
6

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)

	ING Fidelity® VIP Contrafund® Portfolio	ING Fidelity® VIP Equity-Income Portfolio	ING Fidelity® VIP Growth Portfolio	ING Fidelity® VIP Mid Cap Portfolio
INVESTMENT INCOME:
Dividends from master fund(1)	$175,965	$20,279	$—	$—
Total investment income	175,965	20,279	—	—
EXPENSES:
Distribution and service fees:
Class ADV	10,068	1,246	54	6,430
Class S	407,208	39,806	27,820	79,849
Class S2	10	10	8	8
Administrative service fees	82,452	8,087	5,570	16,615
Total expenses	499,738	49,149	33,452	102,902
Net waived and reimbursed fees	(2)	(2)	(2)	(2)
Net expenses	499,736	49,147	33,450	102,900
Net investment income loss	(323,771)	(28,868)	(33,450)	(102,900)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Sale of master fund	(42,843,736)	(3,924,006)	(2,203,418)	(2,303,353)
Capital gain distributions from master fund	—	—	19,558	117,361
Net realized loss	(42,843,736)	(3,924,006)	(2,183,860)	(2,185,992)
Net change in unrealized appreciation or depreciation	23,184,967	1,964,683	1,337,430	3,187,263
Net realized and unrealized gain (loss)	(19,658,769)	(1,959,323)	(846,430)	1,001,271
Increase (decrease) in net assets resulting from operations	$(19,982,540)	$(1,988,191)	$(879,880)	$898,371

(1)  The master funds for the ING Fidelity® VIP Contrafund®, ING Fidelity® VIP Equity-Income, ING Fidelity® VIP Growth and ING Fidelity® VIP Mid Cap Portfolios are the Fidelity® VIP Contrafund®, Fidelity® VIP Equity-Income, Fidelity® VIP Growth and Fidelity® VIP Mid Cap Portfolios, respectively. These financial statements should be read in conjunction with the master Fidelity funds' financial statements.

See Accompanying Notes to Financial Statements
7

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Fidelity® VIP Contrafund® Portfolio		ING Fidelity® VIP Equity-Income Portfolio
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
FROM OPERATIONS:
Net investment income (loss)	$(323,771)	$2,782,270	$(28,868)	$534,554
Net realized loss	(42,843,736)	(42,896,633)	(3,924,006)	(8,632,445)
Net change in unrealized appreciation or depreciation	23,184,967	147,488,731	1,964,683	17,236,054
Increase (decrease) in net assets resulting from operations	(19,982,540)	107,374,368	(1,988,191)	9,138,163
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(8,410)	—	(10,736)
Class S	—	(2,522,807)	—	(979,518)
Class S2	—	(32)	—	(106)
Net realized gains:
Class ADV	—	(112,930)	—	(327)
Class S	—	(10,037,131)	—	(25,000)
Class S2	—	(91)	—	(2)
Total distributions	—	(12,681,401)	—	(1,015,689)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	7,254,699	35,464,616	1,373,984	4,022,810
Reinvestment of distributions	—	12,681,278	—	1,015,581
	7,254,699	48,145,894	1,373,984	5,038,391
Cost of shares redeemed	(79,376,429)	(61,371,221)	(6,616,250)	(11,761,236)
Net decrease in net assets resulting from capital share transactions	(72,121,730)	(13,225,327)	(5,242,266)	(6,722,845)
Net increase (decrease) in net assets	(92,104,270)	81,467,640	(7,230,457)	1,399,629
NET ASSETS:
Beginning of period	375,534,502	294,066,862	34,558,005	33,158,376
End of period	$283,430,232	$375,534,502	$27,327,548	$34,558,005
Undistributed net investment income at end of period	$2,531,963	$2,855,734	$493,594	$522,462

See Accompanying Notes to Financial Statements
8

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) (CONTINUED)

	ING Fidelity® VIP Growth Portfolio		ING Fidelity® VIP Mid Cap Portfolio
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
FROM OPERATIONS:
Net investment income (loss)	$(33,450)	$(34,405)	$(102,900)	$81,007
Net realized loss	(2,183,860)	(3,440,704)	(2,185,992)	(5,773,844)
Net change in unrealized appreciation or depreciation	1,337,430	10,158,457	3,187,263	25,601,177
Increase (decrease) in net assets resulting from operations	(879,880)	6,683,348	898,371	19,908,340
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(9)	—	(103,441)
Class S	—	(116,339)	—	(2,811,959)
Class S2	—	(23)	—	(162)
Net realized gains:
Class ADV	—	(473)	—	(282,960)
Class S	—	(746,022)	—	(7,176,418)
Class S2	—	(86)	—	(389)
Total distributions	—	(862,952)	—	(10,375,329)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,335,320	3,563,377	3,524,794	7,345,946
Reinvestment of distributions	—	862,843	—	10,374,779
	1,335,320	4,426,220	3,524,794	17,720,725
Cost of shares redeemed	(5,524,912)	(11,131,029)	(7,762,417)	(12,674,035)
Net increase (decrease) in net assets resulting from capital share transactions	(4,189,592)	(6,704,809)	(4,237,623)	5,046,690
Net increase (decrease) in net assets	(5,069,472)	(884,413)	(3,339,252)	14,579,701
NET ASSETS:
Beginning of period	23,637,141	24,521,554	65,770,523	51,190,822
End of period	$18,567,669	$23,637,141	$62,431,271	$65,770,523
Undistributed net investment income (accumulated net investment loss) at end of period	$(33,450)	$—	$252,656	$355,556

See Accompanying Notes to Financial Statements
9

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss) on master fund	Total from investment operations	From net investment income	From net realized gains from master fund		From return of capital from master fund	Total distributions		Net asset value, end of year or period	Total Return(1)	Gross expenses excluding expenses of the master fund(2)(3)(4)

Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)		($)	(%)	(%)
ING Fidelity® VIP Contrafund® Portfolio
Class ADV
06-30-10	8.16	(0.01)		(0.56)	(0.57)	—	—		—	—		7.59	(6.99)	0.55
12-31-09	6.24	0.05		2.09	2.14	0.02	0.20		—	0.22		8.16	34.71	0.55
12-31-08	14.62	0.05	•	(5.34)	(5.29)	0.58	2.51		—	3.09		6.24	(43.00)	0.55
12-31-07	13.28	0.03		2.12	2.15	0.02	0.79		—	0.81		14.62	16.69	0.55
12-31-06	11.99	0.07	•	1.22	1.29	—	0.00	*	—	0.00	*	13.28	10.78	0.55
12-31-05	10.34	(0.03)		1.68	1.65	—	—		—	—		11.99	15.96	0.55
Class S
06-30-10	8.20	(0.01	)•	(0.55)	(0.56)	—	—		—	—		7.64	(6.83)	0.30
12-31-09	6.28	0.06		2.12	2.18	0.06	0.20		—	0.26		8.20	35.13	0.30
12-31-08	14.72	0.06	•	(5.37)	(5.31)	0.62	2.51		—	3.13		6.28	(42.90)	0.30
12-31-07	13.37	0.09		2.11	2.20	0.06	0.79		—	0.85		14.72	16.92	0.30
12-31-06	12.03	0.11	•	1.23	1.34	—	0.00	*	—	0.00	*	13.37	11.16	0.30
12-31-05	10.34	(0.01)		1.70	1.69	—	—		—	—		12.03	16.34	0.30
Class S2
06-30-10	8.11	(0.02	)•	(0.55)	(0.57)	—	—		—	—		7.54	(7.03)	0.55
05-28-09(6)- 12-31-09	6.70	0.06	•	1.62	1.68	0.07	0.20		—	0.27		8.11	25.65	0.55
ING Fidelity® VIP Equity-Income Portfolio
Class ADV
06-30-10	7.55	(0.01)		(0.56)	(0.57)	—	—		—	—		6.98	(7.55)	0.55
12-31-09	5.99	0.10		1.63	1.73	0.16	0.01		—	0.17		7.55	29.15	0.55
12-31-08	11.94	0.22		(4.97)	(4.75)	0.18	1.02		—	1.20		5.99	(43.07)	0.55
12-31-07	12.83	0.13	•	(0.01)	0.12	0.21	0.80		—	1.01		11.94	0.69	0.55
12-31-06	10.78	0.33	•	1.73	2.06	—	0.01		—	0.01		12.83	19.14	0.55
12-31-05	10.27	(0.03)		0.54	0.51	—	—		—	—		10.78	4.97	0.55
Class S
06-30-10	7.59	(0.01	)•	(0.55)	(0.56)	—	—		—	—		7.03	(7.38)	0.30
12-31-09	6.04	0.10	•	1.65	1.75	0.19	0.01		—	0.20		7.59	29.32	0.30
12-31-08	12.06	0.20	•	(4.98)	(4.78)	0.22	1.02		—	1.24		6.04	(42.96)	0.30
12-31-07	12.94	0.21		(0.05)	0.16	0.24	0.80		—	1.04		12.06	0.97	0.30
12-31-06	10.83	0.33	•	1.79	2.12	—	0.01		—	0.01		12.94	19.61	0.30
12-31-05	10.28	(0.01)		0.56	0.55	—	—		—	—		10.83	5.35	0.30
Class S2
06-30-10	7.50	(0.01)		(0.55)	(0.56)	—	—		—	—		6.94	(7.47)	0.55
05-28-09(6)- 12-31-09	6.21	0.11	•	1.40	1.51	0.21	0.01		—	0.22		7.50	24.73	0.55

	Ratios to average net assets		Supplemental data		Ratios and supplemental data including the master fund
	Net expenses excluding expenses of the master fund(2)(3)(4)	Net investment income (loss) excluding expenses of the master fund(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate(5)	Expenses including gross expenses of the master fund(2)(4)	Expenses including expenses net of voluntary waivers, if any, of the master fund(2)(4)	Expenses including expenses net of all reductions of the master fund(2)(4)	Portfolio turnover rate of the master fund

Year or period ended	(%)	(%)	($000's)	(%)	(%)	(%)	(%)	(%)
ING Fidelity® VIP Contrafund® Portfolio
Class ADV
06-30-10	0.55	(0.45)	3,611	2	1.45	1.45	1.44	121
12-31-09	0.55	0.57	4,268	12	1.47	1.47	1.45	145
12-31-08	0.55	0.51	3,897	8	1.46	1.46	1.45	172
12-31-07	0.55	0.24	7,741	35	1.45	1.45	1.44	134
12-31-06	0.55	0.53	6,317	16	1.46	1.46	1.45	75
12-31-05	0.55	(0.50)	3,358	5	1.46	1.46	1.44	60
Class S
06-30-10	0.30	(0.19)	279,816	2	1.20	1.20	1.19	121
12-31-09	0.30	0.83	371,263	12	1.22	1.22	1.20	145
12-31-08	0.30	0.58	290,170	8	1.21	1.21	1.20	172
12-31-07	0.30	0.63	414,723	35	1.20	1.20	1.19	134
12-31-06	0.30	0.84	217,927	16	1.21	1.21	1.20	75
12-31-05	0.30	(0.29)	57,988	5	1.21	1.21	1.19	60
Class S2
06-30-10	0.45	(0.39)	3	2	1.45	1.35	1.34	121
05-28-09(6)- 12-31-09	0.45	1.27	4	12	1.47	1.37	1.35	145
ING Fidelity® VIP Equity-Income Portfolio
Class ADV
06-30-10	0.55	(0.43)	462	4	1.36	1.36	1.36	30
12-31-09	0.55	1.65	510	14	1.38	1.38	1.38	29
12-31-08	0.55	1.83	399	23	1.37	1.37	1.37	34
12-31-07	0.55	1.01	944	24	1.35	1.35	1.35	20
12-31-06	0.55	2.80	1,002	25	1.37	1.37	1.37	22
12-31-05	0.55	(0.44)	78	22	1.36	1.36	1.35	19
Class S
06-30-10	0.30	(0.17)	26,862	4	1.11	1.11	1.11	30
12-31-09	0.30	1.62	34,044	14	1.13	1.13	1.13	29
12-31-08	0.30	2.14	32,759	23	1.12	1.12	1.12	34
12-31-07	0.30	1.61	53,573	24	1.10	1.10	1.10	20
12-31-06	0.30	2.77	33,038	25	1.12	1.12	1.12	22
12-31-05	0.30	(0.30)	10,259	22	1.11	1.11	1.10	19
Class S2
06-30-10	0.45	(0.34)	3	4	1.36	1.26	1.26	30
05-28-09(6)- 12-31-09	0.45	2.66	4	14	1.38	1.28	1.28	29

See Accompanying Notes to Financial Statements
10

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss) on master fund	Total from investment operations	From net investment income	From net realized gains from master fund	From return of capital from master fund	Total distributions	Net asset value, end of year or period	Total Return(1)	Gross expenses excluding expenses of the master fund(2)(3)(4)

Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)
ING Fidelity® VIP Growth Portfolio
Class ADV
06-30-10	8.92	(0.02)	(0.46)	(0.48)	—	—	—	—	8.44	(5.38)	0.55
12-31-09	7.20	(0.03)	1.97	1.94	0.00 *	0.22	—	0.22	8.92	27.30	0.55
12-31-08	14.09	—	(6.61)	(6.61)	—	0.28	—	0.28	7.20	(47.66)	0.55
12-31-07	11.38	(0.02)	2.96	2.94	—	0.23	—	0.23	14.09	26.01	0.55
10-30-06(7)- 12-31-06	11.34	(0.01)	0.05	0.04	—	—	—	—	11.38	0.35	0.55
01-01-06- 05-04-06(7)	10.68	(0.01)	0.53	0.52	—	—	—	—	11.20	4.87	0.55
12-31-05	10.20	(0.05)	0.53	0.48	—	—	—	—	10.68	4.71	0.55
Class S
06-30-10	8.96	(0.02)	(0.45)	(0.47)	—	—	—	—	8.49	(5.25)	0.30
12-31-09	7.24	(0.01)	1.98	1.97	0.03	0.22	—	0.25	8.96	27.61	0.30
12-31-08	14.13	0.04 •	(6.64)	(6.60)	0.01	0.28	—	0.29	7.24	(47.49)	0.30
12-31-07	11.38	0.00 *	2.98	2.98	—	0.23	—	0.23	14.13	26.37	0.30
12-31-06	10.73	(0.02)	0.68	0.66	—	0.01	—	0.01	11.38	6.19	0.30
12-31-05	10.21	(0.01)	0.53	0.52	—	—	—	—	10.73	5.09	0.30
Class S2
06-30-10	8.88	(0.02)	(0.45)	(0.47)	—	—	—	—	8.41	(5.29)	0.55
05-28-09(6)- 12-31-09	7.52	(0.01)•	1.64	1.63	0.05	0.22	—	0.27	8.88	22.17	0.55
ING Fidelity® VIP Mid Cap Portfolio
Class ADV
06-30-10	10.28	(0.03)	0.14	0.11	—	—	—	—	10.39	1.07	0.55
12-31-09	8.81	(0.01)	3.24	3.23	0.47	1.29	—	1.76	10.28	38.89	0.55
12-31-08	15.59	(0.03)•	(5.91)	(5.94)	—	0.84	—	0.84	8.81	(39.90)	0.55
12-31-07	13.84	(0.01)	2.03	2.02	—	0.27	—	0.27	15.59	14.64	0.55
12-31-06	12.39	(0.05)•	1.51	1.46	—	0.01	—	0.01	13.84	11.77	0.55
12-31-05	10.55	(0.02)	1.86	1.84	—	—	—	—	12.39	17.44	0.55
Class S
06-30-10	10.38	(0.01)	0.13	0.12	—	—	—	—	10.50	1.16	0.30
12-31-09	8.88	0.01	3.29	3.30	0.51	1.29	—	1.80	10.38	39.40	0.30
12-31-08	15.72	(0.01)•	(5.95)	(5.96)	0.04	0.84	—	0.88	8.88	(39.82)	0.30
12-31-07	13.92	0.03 •	2.05	2.08	0.01	0.27	—	0.28	15.72	15.00	0.30
12-31-06	12.42	(0.03)•	1.54	1.51	—	0.01	—	0.01	13.92	12.15	0.30
12-31-05	10.56	(0.01)	1.87	1.86	—	—	—	—	12.42	17.61	0.30
Class S2
06-30-10	10.23	(0.02)	0.14	0.12	—	—	—	—	10.35	1.17	0.55
05-28-09(6)- 12-31-09	9.95	0.01 •	2.10	2.11	0.54	1.29	—	1.83	10.23	23.22	0.55

	Ratios to average net assets		Supplemental data		Ratios and supplemental data including the master fund
	Net expenses excluding expenses of the master fund(2)(3)(4)	Net investment income (loss) excluding expenses of the master fund(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate(5)	Expenses including gross expenses of the master fund(2)(4)	Expenses including expenses net of voluntary waivers, if any, of the master fund(2)(4)	Expenses including expenses net of all reductions of the master fund(2)(4)	Portfolio turnover rate of the master fund

Year or period ended	(%)	(%)	($000's)	(%)	(%)	(%)	(%)	(%)
ING Fidelity® VIP Growth Portfolio
Class ADV
06-30-10	0.55	(0.55)	20	6	1.47	1.47	1.47	83
12-31-09	0.55	(0.34)	21	14	1.49	1.49	1.48	134
12-31-08	0.55	(0.02)	16	20	1.48	1.48	1.47	161
12-31-07	0.55	(0.16)	28	18	1.45	1.45	1.44	109
10-30-06(7)- 12-31-06	0.55	(0.55)	21	43	1.49	1.49	1.47	114
01-01-06- 05-04-06(7)	0.55	(0.20)	1	43	1.49	1.49	1.47	114
12-31-05	0.55	(0.25)	1	29	1.47	1.47	1.43	79
Class S
06-30-10	0.30	(0.30)	18,544	6	1.22	1.22	1.22	83
12-31-09	0.30	(0.13)	23,613	14	1.24	1.24	1.23	134
12-31-08	0.30	0.35	24,506	20	1.23	1.23	1.22	161
12-31-07	0.30	0.01	38,239	18	1.20	1.20	1.19	109
12-31-06	0.30	(0.18)	17,434	43	1.24	1.24	1.22	114
12-31-05	0.30	(0.28)	10,679	29	1.22	1.22	1.18	79
Class S2
06-30-10	0.45	(0.45)	3	6	1.47	1.37	1.37	83
05-28-09(6)- 12-31-09	0.45	(0.14)	4	14	1.49	1.39	1.38	134
ING Fidelity® VIP Mid Cap Portfolio
Class ADV
06-30-10	0.55	(0.55)	2,453	5	1.47	1.47	1.46	42
12-31-09	0.55	(0.10)	2,613	13	1.48	1.48	1.48	57
12-31-08	0.55	(0.20)	1,953	13	1.48	1.48	1.47	145
12-31-07	0.55	(0.06)	3,315	12	1.46	1.46	1.45	113
12-31-06	0.55	(0.40)	2,190	12	1.48	1.48	1.46	149
12-31-05	0.55	(0.48)	1,501	14	1.49	1.49	1.44	107
Class S
06-30-10	0.30	(0.30)	59,975	5	1.22	1.22	1.21	42
12-31-09	0.30	0.15	63,154	13	1.23	1.23	1.23	57
12-31-08	0.30	(0.06)	49,238	13	1.23	1.23	1.22	145
12-31-07	0.30	0.20	77,608	12	1.21	1.21	1.20	113
12-31-06	0.30	(0.24)	38,562	12	1.23	1.23	1.21	149
12-31-05	0.30	(0.32)	4,065	14	1.24	1.24	1.19	107
Class S2
06-30-10	0.45	(0.45)	3	5	1.47	1.37	1.36	42
05-28-09(6)- 12-31-09	0.45	0.11	3	13	1.48	1.38	1.38	57

See Accompanying Notes to Financial Statements
11

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

(1)  Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital, if any, at net asset value. Total return for periods less than one year is not annualized. The Portfolio's performance is shown without the imposition of any expenses or charges, which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

(2)  Annualized for periods less than one year.

(3)  Expense ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(4)  Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions/ additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(5)  Portfolio turnover rate is calculated based on the Portfolio's purchases or sales of the master fund.

(6)  Commencement of operations.

(7)  Class ADV was fully redeemed on May 5, 2006 and recommenced operations on October 30, 2006.

•  Calculated using average number of shares outstanding throughout the period.

*  Amount is less than $0.005.

See Accompanying Notes to Financial Statements
12

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED)

NOTE 1 — ORGANIZATION

ING Partners, Inc. (the "Company") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series ("Portfolios"), each of which has its own investment objective, policies and restrictions. The Portfolios serve as investment options underlying variable insurance products offered by Directed Services LLC ("DSL" or the "Investment Adviser") and its insurance company affiliates. The Company currently consists of thirty-eight active separate investment series. The four Portfolios included in this report are: ING Fidelity® VIP Contrafund® Portfolio* ("Contrafund"); ING Fidelity® VIP Equity-Income Portfolio ("Equity-Income"), ING Fidelity® VIP Growth Portfolio ("Growth") and ING Fidelity® VIP Mid Cap Portfolio ("Mid Cap") (each, a "Portfolio" and collectively, the "Portfolios").

Each Portfolio in this report operates as a "feeder fund" and seeks to achieve its investment objective by investing all its investable assets in a separate mutual fund ("Master Fund"). Each Master Fund is a registered open-end management investment company that has the same investment objective and substantially similar policies as each corresponding Portfolio. As of June 30, 2010, Contrafund, Equity-Income, Growth and Mid Cap Portfolios each held 1.89%, 0.53%, 0.57% and 1.00% of their respective Master Fund. Each Master Fund directly acquires securities and a Portfolio investing in the Master Fund acquires an indirect interest in those securities.

The Portfolios offer three classes of shares, referred to as Adviser Class ("Class ADV"), Service Class ("Class S"), and Service 2 Class ("Class S2"). Each share class represents interests in the same portfolio of investments of the particular Portfolio, and shall be identical in all respects, except for the impact of expenses, voting, exchange privileges, and any different shareholder services relating to a class of shares. Shares of the Portfolios may be offered to separate accounts ("Separate Accounts") of insurance companies as investment options in connection with variable annuity contracts and variable life insurance policies ("Variable Contracts") and to certain of the Portfolios' investment advisers and their affiliates. In the future, shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Separate Account context. Shares of the Portfolios are not currently offered directly to Qualified Plans or custodial accounts.

DSL serves as the investment adviser to the Portfolios. ING Funds Services, LLC serves as the administrator ("IFS" or the "Administrator") for the Portfolios. ING Investments Distributor, LLC (formerly, ING Funds Distributor, LLC) ("IID" or the "Distributor") serves as the principal underwriter to the Portfolios.

The Investment Adviser, IFS and IID are indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep"). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Adviser and its affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Portfolios and potential termination of the Portfolios' existing advisory agreement, which may trigger the need for shareholder approval of new agreements.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.  Security Valuation. The valuation of each Portfolio's investment in its corresponding Master Fund is based on the net asset value of that Master Fund each business day. Valuation of the investments by the Master Funds is discussed in the Master Funds' notes to their financial statements, which accompany this report.

*  Fidelity and Contrafund are registered trademarks of FMR Corp.

13

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and unobservable inputs, including the adviser's or sub-adviser's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Securities valued at amortized cost are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios' investments under these levels of classification is included following the Portfolios of Investments.

For the six months ended June 30, 2010, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Dividend income received from the funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the funds are recognized on the ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

C.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio distributes dividends and capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

D.  Federal Income Taxes. It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolios' tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any available capital loss carryforwards have been fully utilized or expired.

E.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.  Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, management believes based on experience, the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT MANAGEMENT ADMINISTRATIVE FEES, AND MASTER FUNDS EXPENSES

Fidelity Management & Research Company ("FMR") serves as investment adviser to each Master Fund. FMR has day-to-day responsibility for choosing investments for each Master Fund. As shareholders of the Master Funds, the Portfolios indirectly pay a portion of the master-level management fee(1).

(1)  Investors in the Portfolios should recognize that an investment in the Portfolios bears not only a proportionate share of the expenses of the Portfolios (including operating costs and management fees, if any), but also indirectly similar expenses of the Master Funds in which each Portfolio invests. Investors also bear their proportionate share of any sales charges incurred by the Portfolios related to the purchase of shares of the mutual fund investments.

14

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 3 — INVESTMENT MANAGEMENT ADMINISTRATIVE FEES, AND MASTER FUNDS EXPENSES (continued)

Each Master Fund, VIP Contrafund® Portfolio, VIP Equity-Income Portfolio, VIP Growth Portfolio, and VIP Mid Cap Portfolio, pays FMR a management fee for advisory services at annual rates of 0.56%, 0.46%, 0.56% and 0.56%, of each respective Master Fund's current average daily net assets. Pursuant to its Investment Management Agreement with the Company, if the respective Portfolio does not invest substantially all of its assets in another investment company, DSL may charge an annual advisory fee at annual rates equal to 0.58%, 0.48%, 0.58% and 0.58% of average daily net assets for Contrafund, Equity-Income, Growth and Mid Cap, respectively. If a Portfolio invests substantially all of its assets in another investment company, DSL does not charge an advisory fee. Each Portfolio anticipates investing substantially all of its assets in another investment company.

If a Portfolio invests substantially all of its assets in another investment company, IFS will charge an administration fee of 0.05% of average daily net assets for that Portfolio. Pursuant to its administration agreement with the Portfolios, if the respective Portfolio does not invest substantially all of its assets in another investment company, ING Funds Services, LLC may receive an annual administration fee equal to 0.15%, 0.15%, 0.15% and 0.17% of average daily net assets for Contrafund, Equity-Income, Growth and Mid Cap, respectively.

For the six months ended June 30, 2010, each Portfolio invested substantially all of its assets in its respective Master Fund.

NOTE 4 — INVESTMENT IN UNDERLYING PORTFOLIOS

For the six months ended June 30, 2010, the cost of purchases and proceeds from sales of the Master Funds were as follows:

	Purchases	Sales
Contrafund	$7,088,904	$79,671,772
Equity-Income	1,337,486	6,610,280
Growth	1,313,501	5,537,994
Mid Cap	3,548,647	7,889,888

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Each Portfolio has adopted a Shareholder Servicing Plan ("Service Plan") for the Class S, Class S2 and Class ADV shares of each Portfolio. Under the Service Plan, a Portfolio makes payments at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class S, Class S2, and Class ADV shares.

Each Portfolio has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan") for the Classes ADV and S2 shares of each Portfolio. The Distribution Plan provides for a distribution fee, payable to IFD as the Distributor at an annual rate of 0.25% of each Portfolio's average daily net assets attributable to Class ADV and Class S2 shares. The Distributor has contractually agreed to waive a portion of each distribution fee equal to 0.10% of each Portfolio's average daily net assets attributable to the distribution fee paid by Class S2 shares, so that the actual fee paid is an annual rate of 0.15%. The expense waiver will continue through at least May 1, 2011.

Fidelity Distributors Corporation ("FDC") distributes Service Class 2 shares of each Master Fund. Service Class 2 of each Master Fund currently pays FDC a 12b-1 (service) fee at an annual rate of 0.25% of its average net assets throughout the month. Shareholders of Class S and Class ADV of each respective Portfolio pay only their proportionate share of the Master Fund 12b-1 plan expenses.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2010, the Portfolios had the following amounts recorded as payable to affiliates on the accompanying Statements of Assets and Liabilities:

Fund	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
Contrafund	$12,335	$62,458	$74,793
Equity-Income	1,192	6,063	7,255
Growth	818	4,091	4,909
Mid Cap	2,692	13,987	16,679

At June 30, 2010, the following indirect, wholly-owned subsidiary of ING Groep owned more than 5% of the following Portfolios:

ING Life Insurance and Annuity Company — Contrafund 99.58%; Equity-Income 98.98%; Growth 99.37%; Mid Cap 99.39%.

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control.

15

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

The Company has adopted a Retirement Policy ("Policy") covering independent directors of the Company who were directors on or before May 9, 2007, and who will have served as an independent director for at least five years as of the date of their retirement (as that term is defined in the Policy). Benefits under the Policy are based on an annual rate as defined in the Policy.

The Company has adopted a Deferred Compensation Plan (the "Plan"), which allows eligible non-affiliated directors as described in the Plan to defer the receipt of all or a portion of the directors fees payable. Amounts deferred are treated as though invested in various "notional" funds advised by DSL until distribution in accordance with the Plan.

NOTE 7 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
Contrafund
Class ADV
06-30-10	24,314	—	(71,528)	(47,214)	199,013	—	(587,451)	(388,438)
12-31-09	114,322	16,668	(232,426)	(101,436)	774,738	121,340	(1,570,664)	(674,586)
Class S
06-30-10	841,194	—	(9,466,066)	(8,624,872)	7,055,686	—	(78,788,978)	(71,733,292)
12-31-09	5,343,698	1,718,186	(7,965,981)	(904,097)	34,686,878	12,559,938	(59,800,557)	(12,553,741)
Class S2
06-30-10	—	—	—	—	—	—	—	—
05-28-09(1) - 12-31-09	448	—	—	448	3,000	—	—	3,000
Equity-Income
Class ADV
06-30-10	4,799	—	(6,260)	(1,461)	37,971	—	(48,031)	(10,060)
12-31-09	11,366	1,610	(11,995)	981	73,490	11,063	(71,077)	13,476
Class S
06-30-10	172,900	—	(836,827)	(663,927)	1,336,013	—	(6,568,219)	(5,232,206)
12-31-09	621,776	145,582	(1,712,434)	(945,076)	3,946,320	1,004,518	(11,690,159)	(6,739,321)
Class S2
06-30-10	—	—	—	—	—	—	—	—
05-28-09(1) - 12-31-09	483	—	—	483	3,000	—	—	3,000
Growth
Class ADV
06-30-10	59	—	(4)	55	537	—	(39)	498
12-31-09	361	60	(286)	135	2,724	482	(2,046)	1,160
Class S
06-30-10	144,096	—	(595,654)	(451,558)	1,334,783	—	(5,524,873)	(4,190,090)
12-31-09	492,545	107,526	(1,348,878)	(748,807)	3,557,653	862,361	(11,128,983)	(6,708,969)
Class S2
06-30-10	—	—	—	—	—	—	—	—
05-28-09(1) - 12-31-09	399	—	—	399	3,000	—	—	3,000
Mid Cap
Class ADV
06-30-10	13,202	—	(31,320)	(18,118)	142,149	—	(343,575)	(201,426)
12-31-09	57,437	41,728	(66,763)	32,402	551,154	386,401	(637,804)	299,751
Class S
06-30-10	305,922	—	(680,437)	(374,515)	3,382,645	—	(7,418,842)	(4,036,197)
12-31-09	705,590	1,070,566	(1,234,439)	541,717	6,791,792	9,988,378	(12,036,231)	4,743,939
Class S2
06-30-10	—	—	—	—	—	—	—	—
05-28-09(1) - 12-31-09	302	—	—	302	3,000	—	—	3,000

(1) Commencement of operations.

16

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 8 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

No dividends or distributions were made during the six months ended June 30, 2010. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2009 was as follows:

	Ordinary Income	Long-Term Capital Gains
Contrafund	$2,540,833	$10,140,568
Equity-Income	991,263	24,426
Growth	116,371	746,581
Mid Cap	2,930,392	7,444,937

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2009 were:

	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Post-October Capital Loss Deferred	Capital Loss Carryforwards	Expiration Dates
Contrafund	$2,855,735	$(145,883,379)	$(14,443,376)	$(9,039,471)	2017
Equity-Income	522,462	(17,301,638)	(266,194)	(4,401,655)	2017
Growth	—	(7,132,201)	(1,278,829)	(895,347)	2017
Mid Cap	355,556	(18,457,864)	(467,600)	(1,491,245)	2017

The Portfolios' major tax jurisdictions are federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2005.

As of June 30, 2010, no provisions for income tax would be required in the Portfolios' financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 9 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by each Portfolio and their corresponding risks, see the Portfolios' most recent Prospectus and/or the Statement of Additional Information.

The value of your investment in Contrafund, Bond, Equity-Income, Growth, and Mid Cap changes with the values of the corresponding Master Fund and its investments.

Foreign Securities (All Portfolios). Investments in foreign securities may entail risks not present in domestic investments. Since securities in which a Master Fund may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Master Fund. Foreign investments may also subject a Master Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of a Master Fund's investments.

17

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 10 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2010, the following Portfolios declared dividends from net investment income:

	Per Share Amount	Payable Date	Record Date
Contrafund
Class ADV	$0.0581	August 13, 2010	August 11, 2010
Class S	$0.0787	August 13, 2010	August 11, 2010
Class S2	$0.0871	August 13, 2010	August 11, 2010
Equity-Income
Class ADV	$0.1306	August 13, 2010	August 11, 2010
Class S	$0.1401	August 13, 2010	August 11, 2010
Class S2	$0.1485	August 13, 2010	August 11, 2010
Mid Cap
Class ADV	$0.0383	August 13, 2010	August 11, 2010
Class S	$0.0608	August 13, 2010	August 11, 2010
Class S2	$0.0639	August 13, 2010	August 11, 2010

On August 10, 2010, shareholders approved the merger of Growth into Contrafund. The merger will take place on or about August 21, 2010.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

18

  PORTFOLIO OF INVESTMENTS
ING FIDELITY® VIP CONTRAFUND® PORTFOLIO  AS OF JUNE 30, 2010 (UNAUDITED)

Shares			Value
MASTER FUND: 100.0%
14,986,247	Fidelity VIP Contrafund Portfolio		$283,389,927
	Total Investments in Master Fund (Cost $374,855,113)*	100.0%	$283,389,927
	Other Assets and Liabilities - Net	0.0	40,305
	Net Assets	100.0%	$283,430,232

  *  Cost for federal income tax purposes is $409,294,868.

    Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(125,904,941)
Net Unrealized Depreciation	$(125,904,941)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Master Fund	$283,389,927	$—	$—	$283,389,927
Total Investments, at value	$283,389,927	$—	$—	$283,389,927

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
19

  PORTFOLIO OF INVESTMENTS
ING FIDELITY® VIP EQUITY-INCOME PORTFOLIO  AS OF JUNE 30, 2010 (UNAUDITED)

Shares			Value
MASTER FUND: 100.0%
1,779,546	Fidelity VIP Equity-Income Portfolio		$27,333,828
	Total Investments in Master Fund (Cost $35,431,003)*	100.0%	$27,333,828
	Other Assets and Liabilities - Net	(0.0)	(6,280)
	Net Assets	100.0%	$27,327,548

  *  Cost for federal income tax purposes is $43,426,191.

    Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(16,092,363)
Net Unrealized Depreciation	$(16,092,363)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Master Fund	$27,333,828	$—	$—	$27,333,828
Total Investments, at value	$27,333,828	$—	$—	$27,333,828

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
20

  PORTFOLIO OF INVESTMENTS
ING FIDELITY® VIP GROWTH PORTFOLIO  AS OF JUNE 30, 2010 (UNAUDITED)

Shares			Value
MASTER FUND: 100.0%
658,369	Fidelity VIP Growth Portfolio		$18,572,576
	Total Investments in Master Fund (Cost $22,404,585)*	100.0%	$18,572,576
	Other Assets and Liabilities - Net	(0.0)	(4,907)
	Net Assets	100.0%	$18,567,669

  *  Cost for federal income tax purposes is $24,807,688.

    Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(6,235,112)
Net Unrealized Depreciation	$(6,235,112)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Master Fund	$18,572,576	$—	$—	$18,572,576
Total Investments, at value	$18,572,576	$—	$—	$18,572,576

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
21

  PORTFOLIO OF INVESTMENTS
ING FIDELITY® VIP MID CAP PORTFOLIO  AS OF JUNE 30, 2010 (UNAUDITED)

Shares			Value
MASTER FUND: 100.0%
2,459,539	Fidelity VIP Mid Cap Portfolio		$62,447,686
	Total Investments in Master Fund (Cost $71,660,445)*	100.0%	$62,447,686
	Other Assets and Liabilities - Net	(0.0)	(16,415)
	Net Assets	100.0%	$62,431,271

  *  Cost for federal income tax purposes is $78,661,778.

    Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(16,214,092)
Net Unrealized Depreciation	$(16,214,092)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Master Fund	$62,447,686	$—	$—	$62,447,686
Total Investments, at value	$62,447,686	$—	$—	$62,447,686

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
22

Investment Adviser

Directed Services LLC
1475 Dunwoody Drive
West Chester, Pennsylvania 19380

ING Investments, LLC

7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
(formerly, PNC Global Investment Servicing (U.S.) Inc.)
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

  VPSAR-UFID  (0610-081710)

Semi-Annual Report

June 30, 2010

Adviser Class (“ADV”), Initial Class (“I”),

Service Class (“S”), Service 2 Class (“S2”) and Class T

ING Partners, Inc.

■	ING Solution Aggressive Growth Portfolio

■	ING Solution Conservative Portfolio

■	ING Solution Growth Portfolio

■	ING Solution Income Portfolio

■	ING Solution Moderate Portfolio (formerly, ING Solution Growth and Income Portfolio)

■	ING Solution 2015 Portfolio

■	ING Solution 2025 Portfolio

■	ING Solution 2035 Portfolio

■	ING Solution 2045 Portfolio
■	ING Solution 2055 Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.ingfunds.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Pay now and/or later

Dear Shareholder,

It’s summer, and it’s hot — 100 degrees has not been uncommon here on the East Coast — with no relief in the forecast. Do you turn up the air conditioning, knowing it will cost a fortune on your next electric bill? Or do you try to tough it out, sweltering to save money? Most of us would probably choose the immediate comfort of the A/C; the bill will come later.

The current heat wave thus presents a timely comparison to the trade-offs confronting policymakers as they consider the global economy. How do we balance the short-term need to sustain a fragile economic recovery against the long-term need to reduce deficits and debt? As with the heat, unless we make it through the short term, the long term won’t matter much. But spending on economic stimulus in the short term could add to our long-term debt burden.

Most of the world is facing the same issues. Fiscal austerity programs are being implemented across Europe, and not just in those countries at most immediate risk of default. In the United States, there is as of yet no clear course of action. Expect to hear about this in the fall, as the gentle breezes of summer give way to the hot winds of electoral politics. We believe that for the next several months, markets will see heightened volatility as investors worldwide seek assurance that the global recovery remains on track. On the bright side, we expect corporate profits to continue to exceed expectations.

Confronted with this type of uncertainty, what do you do? Keep your options open — consider investing in funds that provide diversification geographically across markets and seek investment managers that are skilled at anticipating changes in correlations and risks among asset classes. And of course, discuss any proposed portfolio changes with your investment advisor before you take action.

Thank you for your continued confidence in ING Funds. We look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews

President and Chief Executive Officer

ING Funds

July 10, 2010

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2010

After a 13-month advance through mid-April, a confluence of local and world concerns sent global equities, in the form of the MSCI World IndexSM measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below), on a steeply downward path. For the first half of the new fiscal year, the index fell 7.1% to closing levels not seen since October 2, 2009. (The MSCI World IndexSM returned (9.84)% for the six months ended June 30, 2010, measured in U.S. dollars.)

By the end of 2009, the rally had become increasingly edgy. The rescue of failing institutions by governments and central banks in Europe and the U.S. together with unprecedented fiscal and monetary stimulus to counter the ensuing recession had led to enormous, unsustainable budget deficits. Not only would stimulus programs end, but debt would need to be wound down.

Beacons of hope in this rather bleak outlook were thought to be the U.S. and emerging markets, centered on China. The U.S. with its vast, dynamic, flexible economy would surely bounce back most quickly in the developed world. Emerging market economies, more fiscally robust these days, had never suffered much of a financial crisis and recession anyway and were again showing vibrant growth. The demand for capital goods from China might sustain Japan’s export led revival, while in Europe, growth may be tepid but at least the situation was stable. By early May all of these premises were disintegrating, the erosion gathering pace through June.

In the U.S., the critical housing market seemed to be improving, boosted by tax credits for home buyers. After sliding for more than three years, house prices (based on the S&P/Case-Shiller 20-City Composite Home Price Index) finally showed year-over-year increases from February. But even before the credits expired, sales of existing homes turned down. And in May, sales of new homes fell by one third from April, to the lowest rate since at least 1963. Unemployment remained stubbornly high, near 10%. The June report showed only 41,000 private sector jobs created, with annual wage growth below 2%. The final estimate of Gross Domestic Product (“GDP”) growth for the first quarter was revised down to 2.7% annualized. And excluding inventory build-up, real final demand expanded at just 0.8% per annum. Retail sales unexpectedly dipped in May. Some commentators also cited trends in the bond market (see below) and pointed to a double-dip recession.

China had grown at “only” 8.7% in 2009. In response, the government instructed the banks to expand lending and first quarter GDP growth rebounded to 11.9%. But inflation picked up and a housing bubble developed. The authorities quickly back-pedaled and repeatedly raised banks’ reserve ratio requirements. By the end of June the increasingly closely-watched Chinese manufacturing purchasing managers’ index was weakening. The unofficial version compiled by HSBC plumbed a 12-month low.

In the Eurozone, default on billions of euro of Greece’s maturing bonds loomed. Amid downgrades and ballooning yields, Eurozone countries, with no single voice, dithered on the need for a bail-out, its size, terms and the involvement of the International Monetary Fund (“IMF”). Many expected contagion and even doubted the viability of the euro itself. At last on the weekend of May 8-9, Eurozone finance ministers agreed on a Financial Stabilization mechanism funded with €500 billion, while the IMF would add up to €250 billion. The European Central Bank started buying sovereign debt and by then it was abundantly clear that the real problem was that vast quantities of the debt were held in the banking system, which might seize up as a result. In short, another “Lehman” event was feared.

In U.S. fixed income markets, the Barclays Capital U.S. Aggregate Bond Index of investment grade bonds returned 5.33%, with the Barclays Capital U.S. Treasury Index (which returned 5.86%) slightly outperforming the Barclays Capital Corporate Investment Grade Bond Index (which returned 5.79%). The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index gained 4.45%. In the flight to safety, the two-year Treasury yield reached a record low, while the difference between the yields on two-year and ten-year Treasuries, having set new record high levels in February, fell back to October 2009 spreads by the end of June.

U.S. equities, represented by the S&P 500® Index including dividends, fell 6.65% in the first half. Through early April, the economic reports seemed to be improving. Stock prices were also supported by strong earnings reports, with first quarter operating earnings per share for S&P 500® companies coming in about 92% above those for the corresponding quarter of 2009. The index peaked on April 23, up over 9% for the year, before factors described above drove investor sentiment and the market back down amid surging volatility.

2

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2010

In currencies, the scenario described above in the Eurozone propelled the dollar up 17.4% on the euro. The dollar also gained 5.7% against the pound but lost 3.9% to the Japanese yen.

In international markets, the MSCI Japan® Index dropped 7.5% for the first half of the year. The last thing export dependent Japan needed was a double-dip recession in the developed economies. Impressive 5% annualized first quarter GDP growth was considered vulnerable with household demand still slow and consumer prices drifting down. The MSCI Europe ex UK® Index fell 6.2%. As in the U.S., the first few weeks of April saw the 2010 high point for the index before the peril inherent in shaky sovereign debt captured the attention of investors. The MSCI UK® Index lost 7.6%, with BP contributing over 3% of it. The newly elected coalition government introduced an aggressively austere budget that would reduce the deficit to 3.9% by 2015, but this would have a depressing effect on growth and profits.

Parentheses denote a negative number.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 262-3862 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.
Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays Capital U.S. Treasury Index	An unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.
Barclays Capital Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.
Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba,1, a minimum amount outstanding of $150 million, and at least one year to maturity.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

3

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period (except as noted) and held for the entire period from January 1, 2010 to June 30, 2010. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2010**	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2010**
ING Solution Aggressive Growth Portfolio
Class ADV(2)	$1,000.00	$886.00	0.62%	$0.99	$1,000.00	$1,021.72	0.62%	$3.11
Class I(2)	1,000.00	887.00	0.12	0.19	1,000.00	1,024.20	0.12	0.60
Class S(2)	1,000.00	886.00	0.37	0.59	1,000.00	1,022.96	0.37	1.86
Class S2(2)	1,000.00	886.00	0.52	0.83	1,000.00	1,022.22	0.52	2.61
ING Solution Conservative Portfolio
Class ADV(2)	$1,000.00	$965.00	0.62%	$1.03	$1,000.00	$1,021.72	0.62%	$3.11
Class I(2)	1,000.00	966.00	0.12	0.20	1,000.00	1,024.20	0.12	0.60
Class S(2)	1,000.00	966.00	0.37	0.62	1,000.00	1,022.96	0.37	1.86
Class S2(2)	1,000.00	965.00	0.52	0.87	1,000.00	1,022.22	0.52	2.61
ING Solution Growth Portfolio
Class ADV	$1,000.00	$951.50	0.62%	$3.00	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	955.60	0.12	0.58	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	954.10	0.37	1.79	1,000.00	1,022.96	0.37	1.86
Class S2(2)	1,000.00	907.80	0.52	0.84	1,000.00	1,022.22	0.52	2.61

4

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2010**	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2010**
ING Solution Income Portfolio
Class ADV	$1,000.00	$1,003.90	0.62%	$3.08	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,005.80	0.12	0.60	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,004.80	0.37	1.84	1,000.00	1,022.96	0.37	1.86
Class S2	1,000.00	1,003.90	0.52	2.58	1,000.00	1,022.22	0.52	2.61
Class T	1,000.00	1,001.90	0.82	4.07	1,000.00	1,020.73	0.82	4.11
ING Solution Moderate Portfolio
Class ADV	$1,000.00	$976.80	0.62%	$3.04	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	982.60	0.12	0.59	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	980.20	0.37	1.82	1,000.00	1,022.96	0.37	1.86
Class S2(2)	1,000.00	936.90	0.52	0.86	1,000.00	1,022.22	0.52	2.61
ING Solution 2015 Portfolio
Class ADV	$1,000.00	$979.10	0.62%	$3.04	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	981.50	0.12	0.59	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	980.30	0.37	1.82	1,000.00	1,022.96	0.37	1.86
Class S2	1,000.00	980.00	0.52	2.55	1,000.00	1,022.22	0.52	2.61
Class T	1,000.00	978.40	0.82	4.02	1,000.00	1,020.73	0.82	4.11
ING Solution 2025 Portfolio
Class ADV	$1,000.00	$947.00	0.62%	$2.99	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	949.10	0.12	0.58	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	947.60	0.37	1.79	1,000.00	1,022.96	0.37	1.86
Class S2	1,000.00	946.90	0.52	2.51	1,000.00	1,022.22	0.52	2.61
Class T	1,000.00	946.40	0.82	3.96	1,000.00	1,020.73	0.82	4.11
ING Solution 2035 Portfolio
Class ADV	$1,000.00	$935.40	0.62%	$2.98	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	936.60	0.12	0.58	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	936.10	0.37	1.78	1,000.00	1,022.96	0.37	1.86
Class S2	1,000.00	936.90	0.52	2.50	1,000.00	1,022.22	0.52	2.61
Class T	1,000.00	934.10	0.82	3.93	1,000.00	1,020.73	0.82	4.11
ING Solution 2045 Portfolio
Class ADV	$1,000.00	$927.30	0.62%	$2.96	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	929.60	0.12	0.57	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	928.00	0.37	1.77	1,000.00	1,022.96	0.37	1.86
Class S2	1,000.00	927.20	0.52	2.48	1,000.00	1,022.22	0.52	2.61
Class T	1,000.00	925.60	0.82	3.92	1,000.00	1,020.73	0.82	4.11
ING Solution 2055 Portfolio
Class ADV(1)	$1,000.00	$913.20	0.62%	$1.87	$1,000.00	$1,021.72	0.62%	$3.11
Class I(1)	1,000.00	913.20	0.12	0.36	1,000.00	1,024.20	0.12	0.60
Class S(1)	1,000.00	913.20	0.37	1.12	1,000.00	1,022.96	0.37	1.86
Class S2(1)	1,000.00	913.20	0.52	1.57	1,000.00	1,022.22	0.52	2.61
Class T(1)	1,000.00	912.20	0.82	2.47	1,000.00	1,020.73	0.82	4.11

*	Expense ratios do not include expenses of underlying funds.
**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.
(1)	Commencement of operations was March 8, 2010. Expenses paid for the Actual Portfolio Return reflect the 115-day period ended June 30, 2010.
(2)	Commencement of operations was April 30, 2010. Expenses paid for the Actual Portfolio Return reflect the 62-day period ended June 30, 2010.

5

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2010 (UNAUDITED)

	ING Solution Aggressive Growth Portfolio	ING Solution Conservative Portfolio	ING Solution Growth Portfolio	ING Solution Income Portfolio
ASSETS:
Investments in affiliated underlying funds*	10,673	11,629	890,512	217,159,170
Receivables:
Fund shares sold	—	—	778	47,219
Dividends	3	5	128	76,302

Total assets	10,676	11,634	891,418	217,282,691

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	3	5	905	105,580
Payable for fund shares redeemed	—	—	—	17,218
Payable to affiliates	4	4	277	83,264

Total liabilities	7	9	1,182	206,062

NET ASSETS	$10,669	$11,625	$890,236	$217,076,629

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$12,040	$12,040	$898,735	$234,696,355
Undistributed net investment income	3	13	11,495	7,982,763
Accumulated net realized loss	(37)	(30)	(11,105)	(34,570,281)
Net unrealized appreciation or depreciation	(1,337)	(398)	(8,889)	8,967,792

NET ASSETS	$10,669	$11,625	$890,236	$217,076,629

* Cost of investments in affiliated underlying funds	$12,010	$12,027	$899,401	$208,191,378

Class ADV:
Net assets	$2,666	$2,905	$784	$101,089,160
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	301	301	100	9,836,213
Net asset value and redemption price per share	$8.86	$9.65	$7.84	$10.28
Class I:
Net assets	$2,669	$2,907	$797	$21,188,166
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	301	301	100	2,018,889
Net asset value and redemption price per share	$8.87	$9.66	$7.97	$10.49
Class S:
Net assets	$2,667	$2,907	$885,931	$89,322,074
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	301	301	112,305	8,586,640
Net asset value and redemption price per share	$8.86	$9.66	$7.89	$10.40
Class S2:
Net assets	$2,667	$2,906	$2,724	$4,996,330
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	301	301	346	487,805
Net asset value and redemption price per share	$8.86	$9.65	$7.88	$10.24
Class T:
Net assets	n/a	n/a	n/a	$480,899
Shares authorized	n/a	n/a	n/a	100,000,000
Par value	n/a	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	n/a	46,057
Net asset value and redemption price per share	n/a	n/a	n/a	$10.44

See Accompanying Notes to Financial Statements

6

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2010 (UNAUDITED)

	ING Solution Moderate Portfolio	ING Solution 2015 Portfolio	ING Solution 2025 Portfolio
ASSETS:
Investments in affiliated underlying funds*	1,873,509	713,850,982	1,049,314,413
Receivables:
Investments in affiliated underlying funds sold	—	962,763	454,000
Fund shares sold	299	174,856	773,953
Dividends	267	281,921	306,750

Total assets	1,874,075	715,270,522	1,050,849,116

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	563	—	—
Payable for fund shares redeemed	—	1,416,849	1,531,757
Payable to affiliates	575	272,110	404,347

Total liabilities	1,138	1,688,959	1,936,104

NET ASSETS	$1,872,937	$713,581,563	$1,048,913,012

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,766,898	$818,719,190	$1,266,607,293
Undistributed net investment income	33,502	18,838,230	19,500,480
Accumulated net realized gain (loss)	46,783	(155,844,854)	(235,647,927)
Net unrealized appreciation or depreciation	25,754	31,868,997	(1,546,834)

NET ASSETS	$1,872,937	$713,581,563	$1,048,913,012

* Cost of investments in affiliated underlying funds	$1,847,755	$681,981,985	$1,050,861,247

Class ADV:
Net assets	$885	$296,704,962	$437,157,044
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	100	30,100,805	47,011,235
Net asset value and redemption price per share	$8.85	$9.86	$9.30
Class I:
Net assets	$901	$64,882,074	$104,854,186
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	100	6,448,576	11,033,146
Net asset value and redemption price per share	$9.01	$10.06	$9.50
Class S:
Net assets	$1,868,339	$336,777,596	$485,167,607
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	209,593	33,767,029	51,538,354
Net asset value and redemption price per share	$8.91	$9.97	$9.41
Class S2:
Net assets	$2,812	$12,744,968	$16,566,448
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	315	1,298,203	1,784,854
Net asset value and redemption price per share	$8.91	$9.82	$9.28
Class T:
Net assets	n/a	$2,471,963	$5,167,727
Shares authorized	n/a	100,000,000	100,000,000
Par value	n/a	$0.001	$0.001
Shares outstanding	n/a	248,549	552,056
Net asset value and redemption price per share	n/a	$9.95	$9.36

See Accompanying Notes to Financial Statements

7

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2010 (UNAUDITED)

	ING Solution 2035 Portfolio	ING Solution 2045 Portfolio	ING Solution 2055 Portfolio
ASSETS:
Investments in affiliated underlying funds*	870,600,400	543,192,874	2,722,733
Receivables:
Investments in affiliated underlying funds sold	15,891	109,085	—
Fund shares sold	541,490	363,436	10,924
Dividends	128,015	—	—

Total assets	871,285,796	543,665,395	2,733,657

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	126,782	—	10,924
Payable for fund shares redeemed	557,381	472,521	—
Payable to affiliates	338,759	224,259	996

Total liabilities	1,022,922	696,780	11,920

NET ASSETS	$870,262,874	$542,968,615	$2,721,737

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,057,626,935	$658,241,606	$2,965,576
Undistributed net investment income (accumulated net investment loss)	11,450,222	4,741,159	(1,143)
Accumulated net realized loss	(180,239,989)	(108,551,402)	(16,056)
Net unrealized depreciation	(18,574,294)	(11,462,748)	(226,640)

NET ASSETS	$870,262,874	$542,968,615	$2,721,737

* Cost of investments in affiliated underlying funds	$889,174,694	$554,655,622	$2,949,373

Class ADV:
Net assets	$373,605,477	$209,698,699	$1,435,633
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	40,337,551	22,847,228	156,942
Net asset value and redemption price per share	$9.26	$9.18	$9.15
Class I:
Net assets	$88,113,208	$63,560,914	$470,231
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	9,319,978	6,785,539	51,365
Net asset value and redemption price per share	$9.45	$9.37	$9.15
Class S:
Net assets	$390,872,784	$256,761,690	$808,750
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	41,697,137	27,673,130	88,396
Net asset value and redemption price per share	$9.37	$9.28	$9.15
Class S2:
Net assets	$14,296,844	$11,008,448	$2,885
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	1,553,060	1,200,701	315
Net asset value and redemption price per share	$9.21	$9.17	$9.15
Class T:
Net assets	$3,374,561	$1,938,864	$4,238
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	360,423	210,460	464
Net asset value and redemption price per share	$9.36	$9.21	$9.14

See Accompanying Notes to Financial Statements

8

STATEMENTS OF OPERATIONS (UNAUDITED)

	ING Solution Aggressive Growth Portfolio	ING Solution Conservative Portfolio	ING Solution Growth Portfolio	ING Solution Income Portfolio
	April 30, 2010(1) to June 30, 2010	April 30, 2010(1) to June 30, 2010	Six Months Ended June 30, 2010	Six Months Ended June 30, 2010
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$11	$20	$2,434	$1,095,212

Total investment income	11	20	2,434	1,095,212

EXPENSES:
Investment management fees	2	2	422	109,514
Distribution and service fees:
Class ADV	3	2	2	265,560
Class S	1	1	1,049	111,849
Class S2	2	2	2	6,152
Class T	—	—	—	1,904
Administrative service fees	1	1	85	21,901
Miscellaneous expense	—	—	—	37

Total expenses	9	8	1,560	516,917
Net waived and reimbursed fees	(1)	(1)	(1)	(1,357)

Net expenses	8	7	1,559	515,560

Net investment income	3	13	875	579,652

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss)	(37)	(30)	31,025	5,021,590
Net change in unrealized appreciation or depreciation	(1,337)	(398)	(75,650)	(4,675,298)

Net realized and unrealized gain (loss)	(1,374)	(428)	(44,625)	346,292

Increase (decrease) in net assets resulting from operations	$(1,371)	$(415)	$(43,750)	$925,944

(1) Commencement of operations

See Accompanying Notes to Financial Statements

9

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)

	ING Solution Moderate Portfolio	ING Solution 2015 Portfolio	ING Solution 2025 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$5,494	$3,710,010	$4,318,638

Total investment income	5,494	3,710,010	4,318,638

EXPENSES:
Investment management fees	881	366,726	543,650
Distribution and service fees:
Class ADV	2	783,468	1,160,188
Class S	2,201	428,967	628,456
Class S2	2	14,016	17,914
Class T	—	9,531	20,193
Administrative service fees	176	73,340	108,722
Miscellaneous expense	—	123	187

Total expenses	3,262	1,676,171	2,479,310
Net waived and reimbursed fees	(1)	(3,438)	(4,929)

Net expenses	3,261	1,672,733	2,474,381

Net investment income	2,233	2,037,277	1,844,257

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss)	62,931	(6,103,859)	(22,790,740)
Net change in unrealized appreciation or depreciation	(108,039)	(10,492,065)	(37,768,028)

Net realized and unrealized loss	(45,108)	(16,595,924)	(60,558,768)

Decrease in net assets resulting from operations	$(42,875)	$(14,558,647)	$(58,714,511)

See Accompanying Notes to Financial Statements

10

STATEMENTS OF OPERATIONS (UNAUDITED)

	ING Solution 2035 Portfolio	ING Solution 2045 Portfolio	ING Solution 2055 Portfolio
	Six Months Ended June 30, 2010	Six Months Ended June 30, 2010	March 8, 2010(1) to June 30, 2010
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$2,406,743	$763,606	$1,003

Total investment income	2,406,743	763,606	1,003

EXPENSES:
Investment management fees	453,707	283,088	504
Distribution and service fees:
Class ADV	995,326	574,278	1,106
Class S	510,867	331,277	421
Class S2	15,396	11,450	4
Class T	13,492	7,935	12
Administrative service fees	90,735	56,613	101
Miscellaneous expense	157	99	—

Total expenses	2,079,680	1,264,740	2,148
Net waived and reimbursed fees	(3,979)	(2,819)	(2)

Net expenses	2,075,701	1,261,921	2,146

Net investment income (loss)	331,042	(498,315)	(1,143)

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss	(22,433,467)	(22,775,726)	(16,056)
Net change in unrealized appreciation or depreciation	(38,084,063)	(19,340,338)	(226,640)

Net realized and unrealized loss	(60,517,530)	(42,116,064)	(242,696)

Decrease in net assets resulting from operations	$(60,186,488)	$(42,614,379)	$(243,839)

(1) Commencement of operations

See Accompanying Notes to Financial Statements

11

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Solution Aggressive Growth Portfolio	ING Solution Conservative Portfolio
	April 30, 2010(1) to June 30, 2010	April 30, 2010(1) to June 30, 2010
FROM OPERATIONS:
Net investment income	$3	$13
Net realized loss	(37)	(30)
Net change in unrealized appreciation or depreciation	(1,337)	(398)

Decrease in net assets resulting from operations	(1,371)	(415)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	12,040	12,040

Net increase in net assets resulting from capital share transactions	12,040	12,040

Net increase in net assets	10,669	11,625

NET ASSETS:
End of period	$10,669	$11,625

Undistributed net investment income at end of period	$3	$13

(1)	Commencement of operations

See Accompanying Notes to Financial Statements

12

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Solution Growth Portfolio		ING Solution Income Portfolio
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
FROM OPERATIONS:
Net investment income	$875	$9,840	$579,652	$6,377,820
Net realized gain (loss)	31,025	15,100	5,021,590	(31,383,019)
Net change in unrealized appreciation or depreciation	(75,650)	74,841	(4,675,298)	55,775,085

Increase (decrease) in net assets resulting from operations	(43,750)	99,781	925,944	30,769,886

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(2)	—	(4,974,452)
Class I	—	(5)	—	(897,124)
Class S	—	(3,104)	—	(4,489,339)
Class S2	—	—	—	(181)
Class T	—	—	—	(21,668)
Net realized gains:
Class ADV	—	(1)	—	(377,854)
Class I	—	(1)	—	(61,892)
Class S	—	(507)	—	(325,138)
Class S2	—	—	—	(13)
Class T	—	—	—	(2,046)

Total distributions	—	(3,620)	—	(11,149,707)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	243,067	587,687	34,486,276	55,681,254
Reinvestment of distributions	—	3,620	—	11,149,515

	243,067	591,307	34,486,276	66,830,769
Cost of shares redeemed	(49,821)	(121,577)	(35,434,440)	(56,811,907)

Net increase (decrease) in net assets resulting from capital share transactions	193,246	469,730	(948,164)	10,018,862

Net increase (decrease) in net assets	149,496	565,891	(22,220)	29,639,041

NET ASSETS:
Beginning of period	740,740	174,849	217,098,849	187,459,808

End of period	$890,236	$740,740	$217,076,629	$217,098,849

Undistributed net investment income at end of period	$11,495	$10,620	$7,982,763	$7,403,111

See Accompanying Notes to Financial Statements

13

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Solution Moderate Portfolio		ING Solution 2015 Portfolio
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
FROM OPERATIONS:
Net investment income	$2,233	$27,708	$2,037,277	$14,967,893
Net realized gain (loss)	62,931	16,859	(6,103,859)	(134,029,293)
Net change in unrealized appreciation or depreciation	(108,039)	148,904	(10,492,065)	246,416,622

Increase (decrease) in net assets resulting from operations	(42,875)	193,471	(14,558,647)	127,355,222

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(3)	—	(9,909,077)
Class I	—	(7)	—	(2,244,561)
Class S	—	(9,598)	—	(11,677,306)
Class S2	—	—	—	(132)
Class T	—	—	—	(72,184)
Net realized gains:
Class ADV	—	(1)	—	(2,460,204)
Class I	—	(1)	—	(492,778)
Class S	—	(1,460)	—	(2,729,965)
Class S2	—	—	—	(29)
Class T	—	—	—	(20,405)

Total distributions	—	(11,070)	—	(29,606,641)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	467,702	1,093,295	85,319,947	126,247,706
Reinvestment of distributions	—	11,070	—	29,606,479

	467,702	1,104,365	85,319,947	155,854,185
Cost of shares redeemed	(82,737)	(382,768)	(81,072,272)	(81,775,213)

Net increase in net assets resulting from capital share transactions	384,965	721,597	4,247,675	74,078,972

Net increase (decrease) in net assets	342,090	903,998	(10,310,972)	171,827,553

NET ASSETS:
Beginning of period	1,530,847	626,849	723,892,535	552,064,982

End of period	$1,872,937	$1,530,847	$713,581,563	$723,892,535

Undistributed net investment income at end of period	$33,502	$31,269	$18,838,230	$16,800,953

See Accompanying Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Solution 2025 Portfolio		ING Solution 2035 Portfolio
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
FROM OPERATIONS:
Net investment income	$1,844,257	$16,351,987	$331,042	$10,535,240
Net realized loss	(22,790,740)	(198,680,103)	(22,433,467)	(146,040,591)
Net change in unrealized appreciation or depreciation	(37,768,028)	395,089,937	(38,084,063)	324,639,345

Increase (decrease) in net assets resulting from operations	(58,714,511)	212,761,821	(60,186,488)	189,133,994

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(11,632,342)	—	(8,393,679)
Class I	—	(2,778,255)	—	(2,023,495)
Class S	—	(13,581,325)	—	(9,389,908)
Class S2	—	(109)	—	(97)
Class T	—	(114,293)	—	(52,233)
Net realized gains:
Class ADV	—	(321,165)	—	(299,905)
Class I	—	(66,192)	—	(61,637)
Class S	—	(347,995)	—	(310,723)
Class S2	—	(3)	—	(3)
Class T	—	(3,843)	—	(2,894)

Total distributions	—	(28,845,522)	—	(20,534,574)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	116,449,728	203,666,643	106,040,006	173,435,719
Reinvestment of distributions	—	28,845,409	—	20,534,474

	116,449,728	232,512,052	106,040,006	193,970,193
Cost of shares redeemed	(76,869,551)	(88,701,129)	(60,464,544)	(52,796,575)

Net increase in net assets resulting from capital share transactions	39,580,177	143,810,923	45,575,462	141,173,618

Net increase (decrease) in net assets	(19,134,334)	327,727,222	(14,611,026)	309,773,038

NET ASSETS:
Beginning of period	1,068,047,346	740,320,124	884,873,900	575,100,862

End of period	$1,048,913,012	$1,068,047,346	$870,262,874	$884,873,900

Undistributed net investment income at end of period	$19,500,480	$17,656,223	$11,450,222	$11,119,180

See Accompanying Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Solution 2045 Portfolio		ING Solution 2055 Portfolio
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	March 8, 2010(1) to June 30, 2010
FROM OPERATIONS:
Net investment income (loss)	$(498,315)	$5,218,022	$(1,143)
Net realized loss	(22,775,726)	(80,312,417)	(16,056)
Net change in unrealized appreciation or depreciation	(19,340,338)	197,672,505	(226,640)

Increase (decrease) in net assets resulting from operations	(42,614,379)	122,578,110	(243,839)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(4,016,064)	—
Class I	—	(1,190,507)	—
Class S	—	(4,909,164)	—
Class S2	—	(81)	—
Class T	—	(29,466)	—
Net realized gains:
Class ADV	—	(1,563,571)	—
Class I	—	(388,748)	—
Class S	—	(1,753,783)	—
Class S2	—	(27)	—
Class T	—	(15,680)	—

Total distributions	—	(13,867,091)	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	70,787,053	133,206,911	3,265,578
Reinvestment of distributions	—	13,866,982	—

	70,787,053	147,073,893	3,265,578
Cost of shares redeemed	(37,678,261)	(30,831,594)	(300,002)

Net increase in net assets resulting from capital share transactions	33,108,792	116,242,299	2,965,576

Net increase (decrease) in net assets	(9,505,587)	224,953,318	2,721,737

NET ASSETS:
Beginning of period	552,474,202	327,520,884	—

End of period	$542,968,615	$552,474,202	$2,721,737

Undistributed net investment income (accumulated net investment loss) at end of period	$4,741,159	$5,239,474	$(1,143)

(1) Commencement of operations

See Accompanying Notes to Financial Statements

16

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions								Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)		($)		($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
ING Solution Aggressive Growth Portfolio
Class ADV
04-30-10(5) - 06-30-10	10.00	(0.01)		(1.13)	(1.14)	—		—		—	—	8.86	(11.40)	0.62	0.62	0.62	(0.01)	3	6
Class I
04-30-10(5) - 06-30-10	10.00	0.01		(1.14)	(1.13)	—		—		—	—	8.87	(11.30)	0.12	0.12	0.12	0.52	3	6
Class S
04-30-10(5) - 06-30-10	10.00	0.01		(1.15)	(1.14)	—		—		—	—	8.86	(11.40)	0.37	0.37	0.37	0.27	3	6
Class S2
04-30-10(5) - 06-30-10	10.00	0.00	*	(1.14)	(1.14)	—		—		—	—	8.86	(11.40)	0.62	0.52	0.52	0.12	3	6
ING Solution Conservative Portfolio
Class ADV
04-30-10(5)- 06-30-10	10.00	0.01		(0.36)	(0.35)	—		—		—	—	9.65	(3.50)	0.62	0.62	0.62	0.23	3	9
Class I
04-30-10(5) - 06-30-10	10.00	0.01		(0.35)	(0.34)	—		—		—	—	9.66	(3.40)	0.12	0.12	0.12	0.73	3	9
Class S
04-30-10(5) - 06-30-10	10.00	0.01		(0.35)	(0.34)	—		—		—	—	9.66	(3.40)	0.37	0.37	0.37	0.48	3	9
Class S2
04-30-10(5)- 06-30-10	10.00	0.01		(0.36)	(0.35)	—		—		—	—	9.65	(3.50)	0.62	0.52	0.52	0.38	3	9

ING Solution Growth Portfolio
Class ADV
06-30-10	8.24	(0.00	)*	(0.40)	(0.40)	—		—		—	—	7.84	(4.85)	0.62	0.62	0.62	(0.04)	1	28
12-31-09	6.67	0.14		1.46	1.60	0.02		0.01		—	0.03	8.24	24.00	0.62	0.62	0.62	1.89	1	77
12-31-08	9.81	0.14	•	(3.28)	(3.14)	—		0.00	*	—	—	6.67	(32.00)	0.62	0.62	0.62	1.59	1	283
07-02-07(5) - 12-31-07	10.00	0.08		(0.27)	(0.19)	—		—		—	—	9.81	(1.90)	0.62	0.62	0.62	1.58	1	8
Class I
06-30-10	8.34	0.02		(0.39)	(0.37)	—		—		—	—	7.97	(4.44)	0.12	0.12	0.12	0.46	1	28
12-31-09	6.74	0.18		1.48	1.66	0.05		0.01		—	0.06	8.34	24.68	0.12	0.12	0.12	2.50	1	77
12-31-08	9.85	0.19	•	(3.30)	(3.11)	—		0.00	*	—	—	6.74	(31.57)	0.12	0.12	0.12	2.19	1	283
07-02-07(5) - 12-31-07	10.00	0.11		(0.26)	(0.15)	—		—		—	—	9.85	(1.50)	0.12	0.12	0.12	2.28	1	8
Class S
06-30-10	8.27	0.01	•	(0.39)	(0.38)	—		—		—	—	7.89	(4.59)	0.37	0.37	0.37	0.21	886	28
12-31-09	6.70	0.20	•	1.44	1.64	0.06		0.01		—	0.07	8.27	24.48	0.37	0.37	0.37	2.67	739	77
12-31-08	9.83	0.22	•	(3.35)	(3.13)	0.00	*	0.00	*	—	—	6.70	(31.81)	0.37	0.37	0.37	3.14	173	283
07-02-07(5) - 12-31-07	10.00	0.09		(0.26)	(0.17)	—		—		—	—	9.83	(1.70)	0.37	0.37	0.37	1.83	1	8
Class S2
04-30-10(5) - 06-30-10	8.68	(0.00	)•,*	(0.80)	(0.80)	—		—		—	—	7.88	(9.22)	0.62	0.52	0.52	(0.01)	3	28

See Accompanying Notes to Financial Statements

17

FINANCIAL HIGHLIGHTS  (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions(2)(4)	Expenses net of fee waivers and/or recoupments, if any (2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)

ING Solution Income Portfolio
Class ADV
06-30-10	10.24	0.02	•	0.02	0.04	—	—		—	—	10.28	0.39	0.62	0.62	0.62	0.38	101,089	41
12-31-09	9.27	0.31	•	1.23	1.54	0.53	0.04		—	0.57	10.24	16.98	0.62	0.62	0.62	3.24	107,684	70
12-31-08	11.54	0.37	•	(2.27)	(1.90)	0.19	0.18		—	0.37	9.27	(16.93)	0.62	0.62	0.62	3.46	85,343	84
12-31-07	11.08	0.32	•	0.22	0.54	0.07	0.01		—	0.08	11.54	4.91	0.62	0.62	0.62	2.80	93,760	35
12-31-06	10.36	0.57	•	0.17	0.74	0.02	0.00	*	—	0.02	11.08	7.21	0.62	0.62	0.62	5.29	20,477	32
04-29-05(5) - 12-31-05	10.02	0.54	•	(0.20)	0.34	—	—		—	—	10.36	3.39	0.62	0.62	0.62	7.93	188	21
Class I
06-30-10	10.43	0.05	•	0.01	0.06	—	—		—	—	10.49	0.58	0.12	0.12	0.12	0.87	21,188	41
12-31-09	9.43	0.28	•	1.34	1.62	0.58	0.04		—	0.62	10.43	17.62	0.12	0.12	0.12	2.87	18,772	70
12-31-08	11.70	0.48	•	(2.35)	(1.87)	0.22	0.18		—	0.40	9.43	(16.49)	0.12	0.12	0.12	4.41	24,417	84
12-31-07	11.18	0.37	•	0.24	0.61	0.08	0.01		—	0.09	11.70	5.44	0.12	0.12	0.12	3.20	18,104	35
12-31-06	10.41	0.42	•	0.37	0.79	0.02	0.00	*	—	0.02	11.18	7.66	0.12	0.12	0.12	3.89	3,053	32
04-29-05(5) - 12-31-05	10.02	0.29		0.10	0.39	—	—		—	—	10.41	3.89	0.12	0.12	0.12	4.27	1	21
Class S
06-30-10	10.35	0.04		0.01	0.05	—	—		—	—	10.40	0.48	0.37	0.37	0.37	0.63	89,322	41
12-31-09	9.37	0.33		1.24	1.57	0.55	0.04		—	0.59	10.35	17.20	0.37	0.37	0.37	3.41	90,135	70
12-31-08	11.63	0.40	•	(2.29)	(1.89)	0.19	0.18		—	0.37	9.37	(16.66)	0.37	0.37	0.37	3.70	77,076	84
12-31-07	11.13	0.30	•	0.28	0.58	0.07	0.01		—	0.08	11.63	5.23	0.37	0.37	0.37	2.61	88,723	35
12-31-06	10.39	0.36	•	0.40	0.76	0.02	0.00	*	—	0.02	11.13	7.37	0.37	0.37	0.37	3.28	54,634	32
04-29-05(5) - 12-31-05	10.02	0.36	•	0.01	0.37	—	—		—	—	10.39	3.69	0.37	0.37	0.37	5.22	507	21
Class S2
06-30-10	10.20	0.02	•	0.02	0.04	—	—		—	—	10.24	0.39	0.62	0.52	0.52	0.37	4,996	41
05-28-09(5)- 12-31-09	9.59	0.31	•	0.92	1.23	0.58	0.04		—	0.62	10.20	13.26	0.62	0.52	0.52	5.29	3	70
Class T
06-30-10	10.42	0.01	•	0.01	0.02	—	—		—	—	10.44	0.19	0.87	0.82	0.82	0.18	481	41
12-31-09	9.34	0.28	•	1.26	1.54	0.42	0.04		—	0.46	10.42	16.85	0.87	0.82	0.82	2.93	505	70
12-31-08	11.54	0.31	•	(2.25)	(1.94)	0.08	0.18		—	0.26	9.34	(17.14)	0.87	0.82	0.82	2.89	623	84
12-31-07	11.03	0.20		0.32	0.52	—	0.01		—	0.01	11.54	4.72	0.87	0.82	0.82	1.75	1,636	35
12-31-06	10.34	0.10	•	0.61	0.71	0.02	0.00	*	—	0.02	11.03	6.93	0.87	0.82	0.82	0.94	2,245	32
08-31-05(5) - 12-31-05	10.28	0.12		(0.06)	0.06	—	—		—	—	10.34	0.58	0.87	0.82	0.82	6.36	103	21

See Accompanying Notes to Financial Statements

18

FINANCIAL  HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
ING Solution Moderate Portfolio
Class ADV
06-30-10	9.06	(0.00	)*	(0.21)	(0.21)	—	—		—	—	8.85	(2.32)	0.62	0.62	0.62	(0.01)	1	33
12-31-09	7.61	0.20		1.29	1.49	0.03	0.01		—	0.04	9.06	19.69	0.62	0.62	0.62	2.47	1	87
12-31-08	10.00	0.16		(2.55)	(2.39)	—	0.00	*	—	—	7.61	(23.88)	0.62	0.62	0.62	1.78	1	212
07-02-07(5) - 12-31-07	10.00	0.13		(0.13)	—	—	—		—	—	10.00	0.00 *	0.62	0.62	0.62	2.55	1	7
Class I
06-30-10	9.17	0.02		(0.18)	(0.16)	—	—		—	—	9.01	(1.74)	0.12	0.12	0.12	0.50	1	33
12-31-09	7.69	0.24	•	1.32	1.56	0.07	0.01		—	0.08	9.17	20.46	0.12	0.12	0.12	2.93	1	87
12-31-08	10.04	0.21	•	(2.55)	(2.34)	0.01	0.00	*	—	0.01	7.69	(23.32)	0.12	0.12	0.12	2.26	1	212
07-02-07(5) - 12-31-07	10.00	0.15		(0.11)	0.04	—	—		—	—	10.04	0.40	0.12	0.12	0.12	3.04	1	7
Class S
06-30-10	9.09	0.01	•	(0.19)	(0.18)	—	—		—	—	8.91	(1.98)	0.37	0.37	0.37	0.25	1,868	33
12-31-09	7.64	0.25	•	1.29	1.54	0.08	0.01		—	0.09	9.09	20.31	0.37	0.37	0.37	2.98	1,529	87
12-31-08	10.02	0.46	•	(2.82)	(2.36)	0.02	0.00	*	—	0.02	7.64	(23.63)	0.37	0.37	0.37	6.07	625	212
07-02-07(5) - 12-31-07	10.00	0.14		(0.12)	0.02	—	—		—	—	10.02	0.20	0.37	0.37	0.37	2.79	1	7
Class S2
04-30-10(5) - 06-30-10	9.51	0.00	•,*	(0.60)	(0.60)	—	—		—	—	8.91	(6.31)	0.62	0.52	0.52	0.10	3	33

ING Solution 2015 Portfolio
Class ADV
06-30-10	10.07	0.03		(0.24)	(0.21)	—	—		—	—	9.86	(2.09)	0.62	0.62	0.62	0.39	296,705	33
12-31-09	8.63	0.21	•	1.67	1.88	0.35	0.09		—	0.44	10.07	22.16	0.62	0.62	0.62	2.32	310,244	60
12-31-08	12.26	0.28	•	(3.51)	(3.23)	0.17	0.23		—	0.40	8.63	(27.05)	0.62	0.62	0.62	2.56	231,719	59
12-31-07	11.84	0.24	•	0.27	0.51	0.07	0.02		—	0.09	12.26	4.30	0.62	0.62	0.62	1.99	237,369	39
12-31-06	10.74	0.40	•	0.73	1.13	0.02	0.01		—	0.03	11.84	10.54	0.62	0.62	0.62	3.49	71,923	14
04-29-05(5) - 12-31-05	10.04	0.44	•	0.26	0.70	—	—		—	—	10.74	6.97	0.62	0.62	0.62	6.29	1,032	49
Class I
06-30-10	10.25	0.04		(0.23)	(0.19)	—	—		—	—	10.06	(1.85)	0.12	0.12	0.12	0.89	64,882	33
12-31-09	8.78	0.25		1.70	1.95	0.39	0.09		—	0.48	10.25	22.70	0.12	0.12	0.12	2.68	65,252	60
12-31-08	12.44	0.34	•	(3.57)	(3.23)	0.20	0.23		—	0.43	8.78	(26.71)	0.12	0.12	0.12	3.10	51,793	59
12-31-07	11.95	0.30	•	0.28	0.58	0.07	0.02		—	0.09	12.44	4.90	0.12	0.12	0.12	2.41	41,863	39
12-31-06	10.80	0.33	•	0.85	1.18	0.02	0.01		—	0.03	11.95	10.96	0.12	0.12	0.12	2.85	14,384	14
04-29-05(5) - 12-31-05	10.04	0.11		0.65	0.76	—	—		—	—	10.80	7.57	0.12	0.12	0.12	1.51	1	49

See Accompanying Notes to Financial Statements

19

FINANCIAL  HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions						Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(4)	Expenses net of fee waivers and/or recoupments, if any (2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)

ING Solution 2015 Portfolio (Continued)
Class S
06-30-10	10.17	0.03		(0.23)	(0.20)	—	—	—	—	9.97	(1.97)	0.37	0.37	0.37	0.64	336,778	33
12-31-09	8.72	0.21		1.70	1.91	0.37	0.09	—	0.46	10.17	22.32	0.37	0.37	0.37	2.53	345,876	60
12-31-08	12.36	0.30	•	(3.53)	(3.23)	0.18	0.23	—	0.41	8.72	(26.86)	0.37	0.37	0.37	2.78	265,937	59
12-31-07	11.90	0.24	•	0.31	0.55	0.07	0.02	—	0.09	12.36	4.60	0.37	0.37	0.37	1.96	300,704	39
12-31-06	10.77	0.29	•	0.87	1.16	0.02	0.01	—	0.03	11.90	10.78	0.37	0.37	0.37	2.52	191,100	14
04-29-05(5) - 12-31-05	10.04	0.27	•	0.46	0.73	—	—	—	—	10.77	7.27	0.37	0.37	0.37	3.82	4,114	49
Class S2
06-30-10	10.02	0.03	•	(0.23)	(0.20)	—	—	—	—	9.82	(2.00)	0.62	0.52	0.52	0.50	12,745	33
05-28-09(5)- 12-31-09	8.97	0.21	•	1.32	1.53	0.39	0.09	—	0.48	10.02	17.53	0.62	0.52	0.52	3.70	3	60
Class T
06-30-10	10.17	0.01		(0.23)	(0.22)	—	—	—	—	9.95	(2.16)	0.87	0.82	0.82	0.19	2,472	33
12-31-09	8.70	0.18	•	1.69	1.87	0.31	0.09	—	0.40	10.17	21.79	0.87	0.82	0.82	1.95	2,517	60
12-31-08	12.28	0.27		(3.54)	(3.27)	0.08	0.23	—	0.31	8.70	(27.17)	0.87	0.82	0.82	2.27	2,615	59
12-31-07	11.81	0.17		0.32	0.49	—	0.02	—	0.02	12.28	4.15	0.87	0.82	0.82	1.38	4,220	39
12-31-06	10.74	0.04	•	1.06	1.10	0.02	0.01	—	0.03	11.81	10.26	0.87	0.82	0.82	0.38	4,661	14
08-31-05(5) - 12-31-05	10.53	0.13		0.08	0.21	—	—	—	—	10.74	1.99	0.87	0.82	0.82	11.28	694	49

ING Solution 2025 Portfolio
Class ADV
06-30-10	9.82	0.01		(0.53)	(0.52)	—	—	—	—	9.30	(5.30)	0.62	0.62	0.62	0.17	437,157	29
12-31-09	8.06	0.15	•	1.88	2.03	0.26	0.01	—	0.27	9.82	25.54	0.62	0.62	0.62	1.73	457,213	51
12-31-08	12.71	0.20	•	(4.41)	(4.21)	0.13	0.31	—	0.44	8.06	(34.05)	0.62	0.62	0.62	1.87	321,460	62
12-31-07	12.28	0.15	•	0.37	0.52	0.05	0.04	—	0.09	12.71	4.28	0.62	0.62	0.62	1.16	345,763	39
12-31-06	10.97	0.27	•	1.08	1.35	0.02	0.02	—	0.04	12.28	12.37	0.62	0.62	0.62	2.29	100,091	23
04-29-05(5) - 12-31-05	10.05	0.24	•	0.68	0.92	—	—	—	—	10.97	9.15	0.62	0.62	0.62	3.37	944	47
Class I
06-30-10	10.01	0.02		(0.53)	(0.51)	—	—	—	—	9.50	(5.09)	0.12	0.12	0.12	0.67	104,854	29
12-31-09	8.21	0.17		1.95	2.12	0.31	0.01	—	0.32	10.01	26.13	0.12	0.12	0.12	2.15	102,548	51
12-31-08	12.91	0.26	•	(4.49)	(4.23)	0.16	0.31	—	0.47	8.21	(33.72)	0.12	0.12	0.12	2.41	72,518	62
12-31-07	12.41	0.22	•	0.38	0.60	0.06	0.04	—	0.10	12.91	4.84	0.12	0.12	0.12	1.74	59,212	39
12-31-06	11.03	0.22	•	1.21	1.43	0.03	0.02	—	0.05	12.41	12.94	0.12	0.12	0.12	1.87	17,540	23
04-29-05(5) - 12-31-05	10.05	0.05	•	0.93	0.98	—	—	—	—	11.03	9.75	0.12	0.12	0.12	0.79	36	47

See Accompanying Notes to Financial Statements

20

FINANCIAL  HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions						Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)

ING Solution 2025 Portfolio (Continued)
Class S
06-30-10	9.93	0.02		(0.54)	(0.52)	—	—	—	—	9.41	(5.24)	0.37	0.37	0.37	0.43	485,168	29
12-31-09	8.15	0.17	•	1.90	2.07	0.28	0.01	—	0.29	9.93	25.78	0.37	0.37	0.37	1.98	502,884	51
12-31-08	12.82	0.22	•	(4.44)	(4.22)	0.14	0.31	—	0.45	8.15	(33.87)	0.37	0.37	0.37	2.06	341,919	62
12-31-07	12.34	0.15	•	0.42	0.57	0.05	0.04	—	0.09	12.82	4.64	0.37	0.37	0.37	1.18	446,724	39
12-31-06	11.00	0.19	•	1.19	1.38	0.02	0.02	—	0.04	12.34	12.59	0.37	0.37	0.37	1.58	282,074	23
04-29-05(5) - 12-31-05	10.05	0.24	•	0.71	0.95	—	—	—	—	11.00	9.45	0.37	0.37	0.37	3.38	15,503	47
Class S2
06-30-10	9.80	0.01	•	(0.53)	(0.52)	—	—	—	—	9.28	(5.31)	0.62	0.52	0.52	0.17	16,566	29
05-28-09(5)- 12-31-09	8.44	0.16	•	1.52	1.68	0.31	0.01	—	0.32	9.80	20.20	0.62	0.52	0.52	2.84	3	51
Class T
06-30-10	9.89	(0.00	)*	(0.53)	(0.53)	—	—	—	—	9.36	(5.36)	0.87	0.82	0.82	(0.02)	5,168	29
12-31-09	8.10	0.13		1.89	2.02	0.22	0.01	—	0.23	9.89	25.14	0.87	0.82	0.82	1.48	5,399	51
12-31-08	12.72	0.16	•	(4.41)	(4.25)	0.06	0.31	—	0.37	8.10	(34.18)	0.87	0.82	0.82	1.45	4,423	62
12-31-07	12.25	0.07	•	0.44	0.51	—	0.04	—	0.04	12.72	4.17	0.87	0.82	0.82	0.53	7,917	39
12-31-06	10.97	0.02	•	1.31	1.33	0.03	0.02	—	0.05	12.25	12.09	0.87	0.82	0.82	0.19	9,588	23
08-31-05(5) - 12-31-05	10.68	0.08		0.21	0.29	—	—	—	—	10.97	2.72	0.87	0.82	0.82	6.79	971	47

ING Solution 2035 Portfolio
Class ADV
06-30-10	9.90	(0.01)		(0.63)	(0.64)	—	—	—	—	9.26	(6.46)	0.62	0.62	0.62	(0.09)	373,605	27
12-31-09	7.94	0.12	•	2.08	2.20	0.23	0.01	—	0.24	9.90	28.00	0.62	0.62	0.62	1.35	389,542	46
12-31-08	13.19	0.15	•	(4.91)	(4.76)	0.14	0.35	—	0.49	7.94	(37.18)	0.62	0.62	0.62	1.38	252,226	62
12-31-07	12.65	0.12	•	0.51	0.63	0.05	0.04	—	0.09	13.19	5.03	0.62	0.62	0.62	0.88	279,171	32
12-31-06	11.13	0.31	•	1.23	1.54	0.01	0.01	—	0.02	12.65	13.91	0.62	0.62	0.62	2.60	73,683	15
04-29-05(5) - 12-31-05	10.07	0.34	•	0.72	1.06	—	—	—	—	11.13	10.53	0.62	0.62	0.62	4.59	542	33
Class I
06-30-10	10.09	0.01		(0.65)	(0.64)	—	—	—	—	9.45	(6.34)	0.12	0.12	0.12	0.41	88,113	27
12-31-09	8.08	0.16	•	2.13	2.29	0.27	0.01	—	0.28	10.09	28.68	0.12	0.12	0.12	1.82	85,142	46
12-31-08	13.38	0.21	•	(4.99)	(4.78)	0.17	0.35	—	0.52	8.08	(36.85)	0.12	0.12	0.12	1.96	50,607	62
12-31-07	12.76	0.19	•	0.53	0.72	0.06	0.04	—	0.10	13.38	5.66	0.12	0.12	0.12	1.43	44,254	32
12-31-06	11.19	0.22	•	1.37	1.59	0.01	0.01	—	0.02	12.76	14.29	0.12	0.12	0.12	1.84	16,647	15
04-29-05(5) - 12-31-05	10.07	0.98	•	0.14	1.12	—	—	—	—	11.19	11.12	0.12	0.12	0.12	13.21	20	33

See Accompanying Notes to Financial Statements

21

FINANCIAL  HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)

ING Solution 2035 Portfolio (Continued)
Class S
06-30-10	10.01	0.00	*	(0.64)	(0.64)	—		—	—	—	9.37	(6.39)	0.37	0.37	0.37	0.16	390,873	27
12-31-09	8.02	0.14	•	2.11	2.25	0.25		0.01	—	0.26	10.01	28.35	0.37	0.37	0.37	1.59	406,568	46
12-31-08	13.29	0.17	•	(4.94)	(4.77)	0.15		0.35	—	0.50	8.02	(37.01)	0.37	0.37	0.37	1.59	269,288	62
12-31-07	12.71	0.12	•	0.55	0.67	0.05		0.04	—	0.09	13.29	5.30	0.37	0.37	0.37	0.93	347,197	32
12-31-06	11.16	0.22	•	1.35	1.57	0.01		0.01	—	0.02	12.71	14.13	0.37	0.37	0.37	1.85	222,502	15
04-29-05(5) - 12-31-05	10.07	0.23	•	0.86	1.09	—		—	—	—	11.16	10.82	0.37	0.37	0.37	3.16	4,656	33
Class S2
06-30-10	9.83	(0.00	)•,*	(0.62)	(0.62)	—		—	—	—	9.21	(6.31)	0.62	0.52	0.52	(0.10)	14,297	27
05-28-09(5)- 12-31-09	8.32	0.13	•	1.66	1.79	0.27		0.01	—	0.28	9.83	21.84	0.62	0.52	0.52	2.35	4	46
Class T
06-30-10	10.02	(0.01)		(0.65)	(0.66)	—		—	—	—	9.36	(6.59)	0.87	0.82	0.82	(0.29)	3,375	27
12-31-09	7.98	0.09	•	2.11	2.20	0.15		0.01	—	0.16	10.02	27.73	0.87	0.82	0.82	1.10	3,618	46
12-31-08	13.18	0.09	•	(4.89)	(4.80)	0.05		0.35	—	0.40	7.98	(37.30)	0.87	0.82	0.82	0.78	2,979	62
12-31-07	12.60	0.05		0.57	0.62	—		0.04	—	0.04	13.18	4.89	0.87	0.82	0.82	0.38	8,774	32
12-31-06	11.12	0.02	•	1.48	1.50	0.01		0.01	—	0.02	12.60	13.56	0.87	0.82	0.82	0.18	8,525	15
08-31-05(5) - 12-31-05	10.76	0.12		0.24	0.36	—		—	—	—	11.12	3.35	0.87	0.82	0.82	15.26	460	33

ING Solution 2045 Portfolio
Class ADV
06-30-10	9.90	(0.02)		(0.70)	(0.72)	—		—	—	—	9.18	(7.27)	0.62	0.62	0.62	(0.35)	209,699	20
12-31-09	7.87	0.09	•	2.20	2.29	0.19		0.07	—	0.26	9.90	29.50	0.62	0.62	0.62	1.07	229,164	36
12-31-08	13.66	0.12	•	(5.44)	(5.32)	0.11		0.36	—	0.47	7.87	(40.02)	0.62	0.62	0.62	1.14	136,526	57
12-31-07	13.01	0.05		0.66	0.71	0.03		0.03	—	0.06	13.66	5.51	0.62	0.62	0.62	0.33	148,649	39
12-31-06	11.35	0.15	•	1.53	1.68	0.00	*	0.02	—	0.02	13.01	14.82	0.62	0.62	0.62	1.22	36,741	20
04-29-05(5) - 12-31-05	10.08	0.19	•	1.08	1.27	—		—	—	—	11.35	12.6	0.62	0.62	0.62	2.54	334	106
Class I
06-30-10	10.08	(0.00	)*	(0.71)	(0.71)	—		—	—	—	9.37	(7.04)	0.12	0.12	0.12	0.15	63,561	20
12-31-09	8.00	0.13	•	2.25	2.38	0.23		0.07	—	0.30	10.08	30.16	0.12	0.12	0.12	1.54	61,035	36
12-31-08	13.84	0.19	•	(5.53)	(5.34)	0.14		0.36	—	0.50	8.00	(39.70)	0.12	0.12	0.12	1.71	33,161	57
12-31-07	13.13	0.12		0.66	0.78	0.04		0.03	—	0.07	13.84	5.96	0.12	0.12	0.12	0.84	28,381	39
12-31-06	11.40	0.12	•	1.64	1.76	0.01		0.02	—	0.03	13.13	15.38	0.12	0.12	0.12	0.98	10,442	20
04-29-05(5) - 12-31-05	10.08	0.08	•	1.24	1.32	—		—	—	—	11.40	13.10	0.12	0.12	0.12	1.12	2	106

See Accompanying Notes to Financial Statements

22

FINANCIAL  HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)

ING Solution 2045 Portfolio (Continued)
Class S
06-30-10	10.00	(0.01)		(0.71)	(0.72)	—		—	—	—	9.28	(7.20)	0.37	0.37	0.37	(0.10)	256,762	20
12-31-09	7.94	0.11	•	2.23	2.34	0.21		0.07	—	0.28	10.00	29.86	0.37	0.37	0.37	1.32	260,130	36
12-31-08	13.75	0.15	•	(5.48)	(5.33)	0.12		0.36	—	0.48	7.94	(39.86)	0.37	0.37	0.37	1.32	156,122	57
12-31-07	13.06	0.07		0.68	0.75	0.03		0.03	—	0.06	13.75	5.79	0.37	0.37	0.37	0.54	199,688	39
12-31-06	11.37	0.11	•	1.60	1.71	0.00	*	0.02	—	0.02	13.06	15.06	0.37	0.37	0.37	0.90	114,650	20
04-29-05(5) - 12-31-05	10.08	0.08	•	1.21	1.29	—		—	—	—	11.37	12.80	0.37	0.37	0.37	1.11	783	106
Class S2
06-30-10	9.89	(0.01	)•	(0.71)	(0.72)	—		—	—	—	9.17	(7.28)	0.62	0.52	0.52	(0.30)	11,008	20
05-28-09(5) - 12-31-09	8.33	0.11	•	1.75	1.86	0.23		0.07	—	0.30	9.89	22.72	0.62	0.52	0.52	1.93	4	36
Class T
06-30-10	9.95	(0.03)		(0.71)	(0.74)	—		—	—	—	9.21	(7.44)	0.87	0.82	0.82	(0.55)	1,939	20
12-31-09	7.88	0.07		2.21	2.28	0.14		0.07	—	0.21	9.95	29.26	0.87	0.82	0.82	0.80	2,142	36
12-31-08	13.62	0.10		(5.44)	(5.34)	0.04		0.36	—	0.40	7.88	(40.12)	0.87	0.82	0.82	0.73	1,712	57
12-31-07	12.97	0.01		0.67	0.68	—		0.03	—	0.03	13.62	5.27	0.87	0.82	0.82	0.06	3,306	39
12-31-06	11.34	(0.04	)•	1.69	1.65	0.00	*	0.02	—	0.02	12.97	14.57	0.87	0.82	0.82	(0.29)	3,247	20
08-31-05(5) - 12-31-05	10.91	0.33	•	0.10	0.43	—		—	—	—	11.34	3.94	0.87	0.82	0.82	9.02	183	106
ING Solution 2055 Portfolio
Class ADV
03-08-10(5) - 06-30-10	10.02	(0.02	)•	(0.85)	(0.87)	—		—	—	—	9.15	(8.68)	0.62	0.62	0.62	(0.33)	1,436	21
Class I
03-08-10(5) - 06-30-10	10.02	0.00	*	(0.87)	(0.87)	—		—	—	—	9.15	(8.68)	0.12	0.12	0.12	0.17	470	21
Class S
03-08-10(5) - 06-30-10	10.02	(0.00	)*	(0.87)	(0.87)	—		—	—	—	9.15	(8.68)	0.37	0.37	0.37	(0.08)	809	21
Class S2
03-08-10(5) - 06-30-10	10.02	(0.00	)*	(0.87)	(0.87)	—		—	—	—	9.15	(8.68)	0.62	0.52	0.52	(0.23)	3	21
Class T
03-08-10(5) - 06-30-10	10.02	(0.01)		(0.87)	(0.88)	—		—	—	—	9.14	(8.78)	0.87	0.82	0.82	(0.53)	4	21

See Accompanying Notes to Financial Statements

23

FINANCIAL HIGHLIGHTS (UNAUDITED)(CONTINUED)

(1)

Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.
(3)

Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Expense ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005).

See Accompanying Notes to Financial Statements

24

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. ING Partners, Inc. (the “Company”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The Company currently consists of thirty-eight active separate investment series. The ten Portfolios included in this report are: ING Solution Aggressive Growth Portfolio (“Solution Aggressive Growth”), ING Solution Conservative Portfolio (“Solution Conservative”), ING Solution Growth Portfolio (“Solution Growth”), ING Solution Income Portfolio (“Solution Income”), ING Solution Moderate Portfolio (“Solution Moderate”), ING Solution 2015 Portfolio (“Solution 2015”), ING Solution 2025 Portfolio (“Solution 2025”), ING Solution 2035 Portfolio (“Solution 2035”), ING Solution 2045 Portfolio (“Solution 2045”) and ING Solution 2055 Portfolio (“Solution 2055”) (each, a “Portfolio” and collectively, the “Portfolios”). With the exception of Solution Aggressive Growth, Solution Conservative, Solution Growth, Solution Income and Solution Moderate each Portfolio is structured and managed around a specific target retirement or financial goal date (“Target Date”). When Solution 2015, 2025, 2035, 2045 and 2055 Portfolios reach their respective Target Date, they may be combined with the Solution Income Portfolio, without a vote of shareholders, if approved by the Board of Directors (the “Board”). The Portfolios serve as an investment option in underlying variable insurance products offered by Directed Services LLC.

The Portfolios offer at least three of the following five classes: Adviser Class (“Class ADV”), Initial Class (“Class I”), Service Class (“Class S”), Service 2 Class (“Class S2”) and Class T. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including custodial asset-based fees, legal and audit fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average net assets. Expenses directly attributable to a particular Portfolio (including advisory, administration, custodial transaction-based, registration, other professional, distribution and/or service fees, certain taxes, transfer agency out-of-pocket expenses, and offering costs) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Each Portfolio’s shares may be offered to variable annuity and variable life insurance separate accounts, qualified pension and retirement plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolios and certain other investment management companies.

Directed Services LLC serves as the investment adviser (“DSL” or the “Investment Adviser”) to the Portfolios. ING Investment Management Co. serves as the consultant (“IIM” or the “Consultant”) to the Investment Adviser. ING Funds Services, LLC serves as the administrator (“IFS” or the “Administrator”) for the Portfolios. ING Investments Distributor, LLC (formerly, ING Funds Distributor, LLC) (“IID” or the “Distributor”) serves as the principal underwriter to the Portfolios.

The Investment Adviser, the Consultant, IFS and IID are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Adviser and its affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Portfolios and potential termination of the Portfolios’ existing advisory agreement, which may trigger the need for shareholder approval of new agreements.

Each Portfolio seeks to achieve its investment objective by investing in other ING Funds (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds.

25

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A. Security Valuation. The valuation of each Portfolio’s investments in its Underlying Funds is based on the net asset values of the Underlying Funds each business day.

Fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the investment adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing the Portfolios’ investments under these levels of classification is included following each Portfolio’s Portfolio of Investments. For the six months ended June 30, 2010, there have been no significant changes to the fair valuation methodologies.

B. Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the affiliated funds are recognized on the ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio distributes dividends and capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

D. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

E. Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management believes the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT ADVISER AND ADMINISTRATIVE SERVICE FEES

The Portfolios entered into an investment management agreement with the Investment Adviser. For its services, each Portfolio pays the Investment Adviser a monthly fee in arrears equal to 0.10% of each Portfolio’s average daily net assets during the month.

DSL pays the Consultant a consulting fee of 0.03% of the first $500 million, 0.025% of the next $500 million, 0.02% of the next $1 billion and 0.01% of amounts over $2 billion based on each Portfolio’s average daily net assets.

26

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 3 — INVESTMENT ADVISER AND ADMINISTRATIVE SERVICE FEES (continued)

The Consultant will provide tactical allocation recommendations to the Investment Adviser. The Investment Adviser has set up an Investment Committee made up of a team of professionals to consider, review and implement the recommendations of the Consultant, and will retain discretion over implementation of the Consultant’s recommendations. The Consultant will provide ongoing recommendations to the Investment Committee of the Investment Adviser quarterly or as warranted by market conditions.

Under an Administrative Services Agreement between the Portfolios and IFS, IFS provides all administrative services necessary for the Portfolios’ operations and is responsible for the supervision of the Portfolios’ other service providers. IFS also assumes all ordinary recurring direct costs of the Portfolios, such as custodian fees, director fees, transfer agency fees and accounting fees. As compensation for these services, IFS receives a monthly fee from each portfolio at an annual rate of 0.02% based on the average daily net assets of each Portfolio.

NOTE 4 — INVESTMENTS IN AFFILIATED UNDERLYING FUNDS

For the six months ended June 30, 2010, the cost of purchases and the proceeds from sales of the Underlying Funds were as follows:

	Purchases	Sales
Solution Aggressive Growth	$12,723	$675
Solution Conservative	13,082	1,025
Solution Growth	463,808	269,631
Solution Income	90,281,035	90,653,104
Solution Moderate	961,341	574,037
Solution 2015	247,189,744	240,914,846
Solution 2025	356,932,546	315,515,875
Solution 2035	289,519,902	243,616,049
Solution 2045	142,781,232	110,173,545
Solution 2055	3,355,907	390,478

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class ADV, Class S2 and Class T of the Portfolios have adopted a plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), whereby IID is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each Portfolio’s shares (“Distribution Fees”). The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Services Agreement. Under the Rule 12b-1

Plan, each Portfolio makes payments to IFD at an annual rate of 0.25%, 0.25% and 0.50% of each Portfolio’s average daily net assets attributable to its Class ADV, Class S2 and Class T shares, respectively. The Distributor has contractually agreed to waive a portion of this fee equal to 0.05% of each Portfolio’s average daily net assets attributable to the distribution fee paid by Class T shares, so that the actual fee paid is an annual rate of 0.45%. The expense waiver will continue through at least May 1, 2011. The Distributor has contractually agreed to waive a portion of its fee equal to 0.10% of each Portfolio’s average daily net assets attributable to the distribution fee paid by Class S2 shares, so that the actual fee paid is an annual rate of 0.15%. The expense waiver will continue through at least May 1, 2011.

The Company has also adopted a Shareholder Servicing Plan (“Service Plan”) for the Classes ADV, S, S2 and T shares of each Portfolio. The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Classes ADV, S, S2 and T shares and their shareholders including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. Under the Service Plan, each Portfolio makes payments to IFD which shall not exceed an annual rate of 0.25% of each Portfolio’s average daily net assets attributable to its Classes ADV, S, S2 and T shares.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2010, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 3 and 5):

	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
Solution Aggressive Growth	$—	$—	$4	$4
Solution Conservative	1	—	3	4
Solution Growth	75	15	187	277
Solution Income	17,852	3,570	61,842	83,264
Solution Moderate	155	31	389	575
Solution 2015	59,731	11,945	200,434	272,110
Solution 2025	89,040	17,807	297,500	404,347
Solution 2035	74,234	14,846	249,679	338,759
Solution 2045	46,343	9,268	168,648	224,259
Solution 2055	218	44	734	996

The Company has adopted a Retirement Policy (“Policy”) covering independent directors of the Company who were trustees on or before May 9, 2007,

27

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

and who will have served as an independent director for at least five years as of the date of their retirement (as that term is defined in the Policy). Benefits under the Policy are based on an annual rate as defined in the Policy.

The Company has adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated directors as described in the Plan to defer the receipt of all or a portion of the directors fees payable. Amounts deferred are treated as though invested in various “notional” funds advised by DSL until distribution in accordance with the Plan.

At June 30, 2010, the following indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

ING Life Insurance and Annuity Company — Solution Growth (99.20%); Solution Income (74.71%); Solution Moderate (99.85%); Solution 2015 (79.95%); Solution 2025 (79.25%); Solution 2035 (80.84%); Solution 2045 (82.62%); and Solution 2055 (84.32%).

ING National Trust — Solution Income (20.68%); Solution 2015 (16.76%); Solution 2025 (17.98%); Solution 2035 (17.26%); Solution 2045 (16.59%); and Solution 2055 (15.48%).

ReliaStar Life Insurance Company — Solution Aggressive Growth (99.67%); and Solution Conservative (99.67%).

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions and extraordinary expenses to the levels listed below:

Portfolio(1)	Class ADV	Class I	Class S	Class S2	Class T
Solution Aggressive Growth	0.62%	0.12%	0.37%	0.52%	N/A
Solution Conservative	0.62%	0.12%	0.37%	0.52%	N/A
Solution Growth	0.62%	0.12%	0.37%	0.52%	N/A
Solution Income	0.62%	0.12%	0.37%	0.52%	0.82%
Solution Moderate	0.62%	0.12%	0.37%	0.52%	N/A
Solution 2015	0.62%	0.12%	0.37%	0.52%	0.82%
Solution 2025	0.62%	0.12%	0.37%	0.52%	0.82%
Solution 2035	0.62%	0.12%	0.37%	0.52%	0.82%
Solution 2045	0.62%	0.12%	0.37%	0.52%	0.82%
Solution 2055	0.62%	0.12%	0.37%	0.52%	0.82%

(1)

The operating expense limits apply only at the Portfolio level and do not limit the fees payable by the underlying investment companies in which the Portfolios invest. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

The Investment Adviser may at a later date recoup from a Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio.

As of June 30, 2010, the Portfolios did not have any waived or reimbursed fees subject to recoupment.

Outstanding reimbursement balances due to the Portfolios, if any, under their respective expense limitation agreements are reflected in Reimbursement Due from manager on the accompanying Statements of Assets and Liabilities.

The expense limitation agreement is contractual and shall renew automatically for one-year terms unless the Investment Adviser provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term.

28

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
Solution Aggressive Growth
Class ADV
06-30-10	301	—	—	301	3,010	—	—	3,010
12-31-09	—	—	—	—	—	—	—	—
Class I
04-30-10(1) - 06-30-10	301	—	—	301	3,010	—	—	3,010
Class S
04-30-10(1) - 06-30-10	301	—	—	301	3,010	—	—	3,010
Class S2
04-30-10(1) - 06-30-10	301	—	—	301	3,010	—	—	3,010
Solution Conservative
Class ADV
06-30-10	301	—	—	301	3,010	—	—	3,010
12-31-09	—	—	—	—	—	—	—	—
Class I
04-30-10(1) - 06-30-10	301	—	—	301	3,010	—	—	3,010
Class S
04-30-10(1) - 06-30-10	301	—	—	301	3,010	—	—	3,010
Class S2
04-30-10(1) - 06-30-10	301	—	—	301	3,010	—	—	3,010
Solution Growth
Class ADV
06-30-10	—	—	—	—	—	—	—	—
12-31-09	—	—	(1)	(1)	—	—	(7)	(7)
Class I
06-30-10	—	—	—	—	—	—	—	—
12-31-09	—	—	(1)	(1)	—	—	(8)	(8)
Class S
06-30-10	28,793	—	(5,870)	22,923	240,067	—	(49,821)	190,246
12-31-09	80,108	478	(17,084)	63,502	587,687	3,620	(121,562)	469,745
Class S2
04-30-10(1) - 06-30-10	346	—	—	346	3,000	—	—	3,000
Solution Income
Class ADV
06-30-10	1,059,659	—	(1,737,793)	(678,134)	11,015,182	—	(18,307,130)	(7,291,948)
12-31-09	2,626,077	556,952	(1,875,696)	1,307,333	25,269,300	5,352,307	(17,699,496)	12,922,111
Class I
06-30-10	522,620	—	(303,085)	219,535	5,529,640	—	(3,193,751)	2,335,889
12-31-09	854,323	98,159	(1,741,984)	(789,502)	8,323,196	959,016	(16,924,055)	(7,641,843)

(1)	Commencement of operations.

29

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
Solution Income (continued)
Class S
06-30-10	931,102	—	(1,050,366)	(119,264)	9,798,128	—	(10,987,145)	(1,189,017)
12-31-09	2,251,681	496,338	(2,271,870)	476,149	21,831,739	4,814,477	(21,732,539)	4,913,677
Class S2
06-30-10	766,407	—	(278,915)	487,492	8,122,322	—	(2,899,803)	5,222,519
05-28-09(1) - 12-31-09	313	—	—	313	3,000	—	—	3,000
Class T
06-30-10	1,988	—	(4,387)	(2,399)	21,004	—	(46,611)	(25,607)
12-31-09	27,237	2,425	(47,888)	(18,226)	254,019	23,715	(455,817)	(178,083)
Solution Moderate
Class ADV
06-30-10	—	—	—	—	—	—	—	—
12-31-09	—	—	(1)	(1)	—	—	(8)	(8)
Class I
06-30-10	—	—	—	—	—	—	—	—
12-31-09	—	—	(1)	(1)	—	—	(8)	(8)
Class S
06-30-10	50,320	—	(8,924)	41,396	464,702	—	(82,737)	381,965
12-31-09	134,973	1,313	(49,912)	86,374	1,093,295	11,070	(382,752)	721,613
Class S2
04-30-10(1) - 06-30-10	315	—	—	315	3,000	—	—	3,000
Solution 2015
Class ADV
06-30-10	2,780,772	—	(3,500,076)	(719,304)	28,358,055	—	(36,430,355)	(8,072,300)
12-31-09	5,807,067	1,334,335	(3,158,916)	3,982,486	52,687,614	12,369,281	(28,146,311)	36,910,584
Class I
06-30-10	1,521,425	—	(1,439,179)	82,246	15,819,339	—	(15,084,071)	735,268
12-31-09	2,055,567	290,588	(1,877,498)	468,657	18,906,061	2,737,338	(16,922,310)	4,721,089
Class S
06-30-10	2,356,759	—	(2,589,613)	(232,854)	24,362,513	—	(26,547,832)	(2,185,319)
12-31-09	6,024,180	1,539,238	(4,063,361)	3,500,057	54,335,084	14,407,271	(35,840,832)	32,901,523
Class S2
06-30-10	1,584,465	—	(286,596)	1,297,869	16,673,046	—	(2,913,433)	13,759,613
05-28-09(1) - 12-31-09	334	—	—	334	3,000	—	—	3,000
Class T
06-30-10	10,420	—	(9,437)	983	106,994	—	(96,581)	10,413
12-31-09	35,316	9,881	(98,358)	(53,161)	315,947	92,589	(865,760)	(457,224)
Solution 2025
Class ADV
06-30-10	4,371,337	—	(3,921,529)	449,808	43,271,111	—	(39,577,811)	3,693,300
12-31-09	9,955,515	1,337,081	(4,591,620)	6,700,976	84,630,776	11,953,507	(38,468,408)	58,115,875

(1)	Commencement of operations.

30

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
Solution 2025 (continued)
Class I
06-30-10	1,736,350	—	(946,965)	789,385	17,537,788	—	(9,488,991)	8,048,797
12-31-09	3,439,452	312,577	(2,338,764)	1,413,265	29,493,079	2,844,447	(19,605,223)	12,732,303
Class S
06-30-10	3,469,424	—	(2,582,002)	887,422	34,932,219	—	(25,742,777)	9,189,442
12-31-09	10,557,972	1,542,560	(3,407,186)	8,693,346	88,731,616	13,929,319	(29,701,666)	72,959,269
Class S2
06-30-10	1,960,067	—	(175,568)	1,784,499	20,285,847	—	(1,707,904)	18,577,943
05-28-09(1) - 12-31-09	355	—	—	355	3,000	—	—	3,000
Class T
06-30-10	42,356	—	(35,962)	6,394	422,763	—	(352,068)	70,695
12-31-09	95,420	13,097	(108,942)	(425)	808,172	118,136	(925,832)	476
Solution 2035
Class ADV
06-30-10	4,067,719	—	(3,058,659)	1,009,060	40,481,599	—	(31,332,180)	9,149,419
12-31-09	8,913,961	971,350	(2,316,980)	7,568,331	74,566,986	8,693,584	(19,921,848)	63,338,722
Class I
06-30-10	1,639,240	—	(761,348)	877,892	16,644,268	—	(7,667,625)	8,976,643
12-31-09	3,365,905	229,135	(1,418,696)	2,176,344	28,560,407	2,085,132	(12,237,029)	18,408,510
Class S
06-30-10	3,098,281	—	(2,008,669)	1,089,612	31,319,839	—	(20,130,028)	11,189,811
12-31-09	8,281,922	1,073,079	(2,319,723)	7,035,278	69,562,797	9,700,631	(19,710,559)	59,552,869
Class S2
06-30-10	1,666,425	—	(113,726)	1,552,699	17,367,386	—	(1,101,790)	16,265,596
05-28-09(1) - 12-31-09	361	—	—	361	3,000	—	—	3,000
Class T
06-30-10	22,534	—	(23,124)	(590)	226,914	—	(232,921)	(6,007)
12-31-09	89,244	6,078	(107,731)	(12,409)	742,529	55,127	(927,139)	(129,483)
Solution 2045
Class ADV
06-30-10	1,970,594	—	(2,268,379)	(297,785)	19,626,353	—	(23,214,588)	(3,588,235)
12-31-09	6,604,312	625,520	(1,423,173)	5,806,659	54,201,899	5,579,634	(12,379,627)	47,401,906
Class I
06-30-10	1,198,338	—	(467,861)	730,477	12,151,569	—	(4,715,732)	7,435,837
12-31-09	2,706,874	174,119	(969,338)	1,911,655	22,833,926	1,579,255	(8,271,533)	16,141,648
Class S
06-30-10	2,576,374	—	(924,299)	1,652,075	25,982,830	—	(9,256,734)	16,726,096
12-31-09	6,708,834	740,327	(1,084,016)	6,365,145	55,694,948	6,662,947	(9,642,626)	52,715,269
Class S2
06-30-10	1,225,762	—	(25,421)	1,200,341	12,828,461	—	(248,294)	12,580,167
05-28-09(1) - 12-31-09	360	—	—	360	3,000	—	—	3,000

(1)	Commencement of operations.

31

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
Solution 2045 (continued)
Class T
06-30-10	19,768	—	(24,663)	(4,895)	197,840	—	(242,913)	(45,073)
12-31-09	57,359	5,033	(64,173)	(1,781)	473,138	45,146	(537,808)	(19,524)
Solution 2055
Class ADV
06-30-10	163,485	—	(6,543)	156,942	1,610,598	—	(64,046)	1,546,552
12-31-09	—	—	—	—	—	—	—	—
Class I
03-08-10(1) - 06-30-10	72,125	—	(20,760)	51,365	721,213	—	(199,274)	521,939
Class S
03-08-10(1) - 06-30-10	92,143	—	(3,747)	88,396	923,689	—	(34,627)	889,062
Class S2
03-08-10(1) - 06-30-10	315	—	—	315	3,153	—	—	3,153
Class T
03-08-10(1) - 06-30-10	677	—	(213)	464	6,925	—	(2,055)	4,870

(1)	Commencement of operations.

NOTE 9 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

No dividends or distributions were made during the six months ended June 30, 2010. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2009 was as follows:

	Ordinary Income	Long-Term Capital Gains
Solution Growth	$3,162	$458
Solution Income	10,392,860	756,847
Solution Moderate	10,822	248
Solution 2015	23,919,337	5,687,304
Solution 2025	28,116,418	729,104
Solution 2035	19,868,436	666,138
Solution 2045	10,154,865	3,712,226

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2009 were:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Post-October Capital Loss Deferred	Capital Loss Carryforwards	Expiration Dates
Solution Growth	$10,620	$—	$50,262	$—	$(25,631)	2017
Solution Income	7,403,111	—	2,996,097	(578,853)	(28,366,025)	2017
Solution Moderate	34,672	8,011	106,231	—	—	—
Solution 2015	16,800,953	—	5,193,366	(11,955,394)	(100,617,905)	2017
Solution 2025	17,656,223	—	(13,535,298)	(17,598,537)	(145,502,158)	2017
Solution 2035	11,119,180	—	(22,697,213)	(19,318,428)	(96,281,112)	2017
Solution 2045	5,239,474	—	(18,336,914)	(15,081,603)	(44,479,569)	2017

32

NOTES TO FINANCIAL STATEMENTS JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 9 — FEDERAL INCOME TAXES (continued)

The Portfolios’ major tax jurisdictions are federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2005.

As of June 30, 2010, no provisions for income tax would be required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 10 — CONCENTRATION OF INVESTMENT RISK

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. Each Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by each Portfolio and its corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.

The Portfolios are also affected by other kinds of risks, depending on the types of securities held or strategies used by an Underlying Fund.

Asset Allocation. Assets will be allocated among Underlying Funds and markets based on judgements by the Adviser or Consultant. There is a risk that the Portfolios may allocate assets to as Underlying Fund or market that underperforms other funds or asset classes.

Foreign Securities. Investments in foreign securities may entail risks not present in domestic investments. Since securities in which an Underlying Fund may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-à-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Underlying Funds’ investments.

NOTE 11 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2010, the following Portfolios declared dividends and distributions of:

	Per Share Amounts
	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains	Payable Date	Record Date
Solution Growth
Class ADV	$0.0661	$—	$—	August 13, 2010	August 11, 2010
Class I	$0.0913	$—	$—	August 13, 2010	August 11, 2010
Class S	$0.0912	$—	$—	August 13, 2010	August 11, 2010
Class S2	$0.0991	$—	$—	August 13, 2010	August 11, 2010
Solution Income
Class ADV	$0.3384	$—	$—	August 13, 2010	August 11, 2010
Class I	$0.3852	$—	$—	August 13, 2010	August 11, 2010
Class S	$0.3614	$—	$—	August 13, 2010	August 11, 2010
Class S2	$0.3851	$—	$—	August 13, 2010	August 11, 2010
Class T	$0.3044	$—	$—	August 13, 2010	August 11, 2010
Solution Moderate
Class ADV	$0.1419	$0.0144	$0.0339	August 13, 2010	August 11, 2010
Class I	$0.1333	$0.0144	$0.0339	August 13, 2010	August 11, 2010
Class S	$0.1318	$0.0144	$0.0339	August 13, 2010	August 11, 2010
Class S2	$0.1422	$0.0144	$0.0339	August 13, 2010	August 11, 2010
Solution 2015
Class ADV	$0.2193	$—	$—	August 13, 2010	August 11, 2010
Class I	$0.2625	$—	$—	August 13, 2010	August 11, 2010
Class S	$0.2410	$—	$—	August 13, 2010	August 11, 2010
Class S2	$0.2625	$—	$—	August 13, 2010	August 11, 2010
Class T	$0.1951	$—	$—	August 13, 2010	August 11, 2010

33

NOTES TO FINANCIAL STATEMENTS JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 11 — SUBSEQUENT EVENTS (continued)

	Per Share Amounts
	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains	Payable Date	Record Date
Solution 2025
Class ADV	$0.1447	$—	$—	August 13, 2010	August 11, 2010
Class I	$0.1843	$—	$—	August 13, 2010	August 11, 2010
Class S	$0.1646	$—	$—	August 13, 2010	August 11, 2010
Class S2	$0.1843	$—	$—	August 13, 2010	August 11, 2010
Class T	$0.1251	$—	$—	August 13, 2010	August 11, 2010
Solution 2035
Class ADV	$0.1072	$—	$—	August 13, 2010	August 11, 2010
Class I	$0.1457	$—	$—	August 13, 2010	August 11, 2010
Class S	$0.1263	$—	$—	August 13, 2010	August 11, 2010
Class S2	$0.1457	$—	$—	August 13, 2010	August 11, 2010
Class T	$0.0836	$—	$—	August 13, 2010	August 11, 2010
Solution 2045
Class ADV	$0.0743	$—	$—	August 13, 2010	August 11, 2010
Class I	$0.1129	$—	$—	August 13, 2010	August 11, 2010
Class S	$0.0949	$—	$—	August 13, 2010	August 11, 2010
Class S2	$0.1129	$—	$—	August 13, 2010	August 11, 2010
Class T	$0.0516	$—	$—	August 13, 2010	August 11, 2010

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

34

ING SOLUTION PORTFOLIOS	PORTFOLIO ASSET ALLOCATION AS OF JUNE 30, 2010 (UNAUDITED)

The following table illustrates the net asset allocation of the underlying portfolios as of June 30, 2010 ( as a percent of net assets).

Affiliated Underlying Funds		ING Solution Aggressive Growth Portfolio		ING Solution Conservative Portfolio		ING Solution Growth Portfolio		ING Solution Income Portfolio		ING Solution Moderate Portfolio		ING Solution 2015 Portfolio		ING Solution 2025 Portfolio		ING Solution 2035 Portfolio		ING Solution 2045 Portfolio		ING Solution 2055 Portfolio
ING Artio Foreign Portfolio - Class I	%	9.0		1.5		6.0		1.5		5.0		4.0		7.5		7.5		9.0		9.0
ING Baron Small Cap Growth Portfolio - Class I	%	2.0		—		—		—		—		—		—		2.0		2.0		2.0
ING BlackRock Inflation Protected Bond Portfolio - Class I	%	—		5.0		—		5.0		3.0		5.0		—		—		—		—
ING BlackRock Large Cap Value Portfolio - Class I	%	5.0		—		—		—		—		2.5		3.7		4.5		5.5		5.5
ING Clarion Global Real Estate Portfolio - Class I	%	5.0		—		1.5		—		—		1.5		3.5		3.5		5.0		5.0
ING Clarion Real Estate Portfolio - Class I	%	—		3.0		1.5		3.0		3.0		1.5		0.5		1.5		—		—
ING Columbia Small Cap Value Portfolio - Class I	%	2.0		—		—		—		—		—		—		2.0		2.0		2.0
ING Davis New York Venture Portfolio - Class I	%	3.5		4.0		5.0		4.0		4.0		4.5		4.0		3.5		3.0		3.0
ING Global Bond Fund - Class I	%	5.0		5.0		5.0		5.0		5.0		5.0		5.0		5.0		3.5		3.5
ING Goldman Sachs Commodity Strategy Portfolio - Class I	%	3.0		3.0		3.0		3.0		3.0		3.0		3.0		3.1		3.0		3.0
ING Growth and Income Portfolio - Class I	%	6.0		6.9		8.5		6.9		6.9		7.7		7.0		6.0		5.0		5.0
ING Intermediate Bond Portfolio - Class I	%	—		13.5		3.5		11.0		8.0		7.5		—		—		—		—
ING International Value Portfolio - Class I	%	3.0		1.5		3.0		1.5		2.0		1.0		2.0		3.0		3.5		3.5
ING JP Morgan Emerging Markets Equity Portfolio - Class I	%	7.0		—		2.0		—		—		—		3.0		5.0		7.0		7.0
ING Large Cap Growth Portfolio - Class I	%	4.0		—		4.0		—		2.5		2.5		4.0		5.0		5.0		5.0
ING Limited Maturity Bond Portfolio - Class I	%	—		17.0		6.0		19.0		13.0		8.5		6.0		—		—		—
ING Marsico Growth Portfolio - Class I	%	5.0		—		4.0		—		2.5		2.5		4.5		5.5		5.0		5.0
ING Marsico International Opportunities Portfolio - Class I	%	5.0		1.5		3.0		1.5		2.0		1.5		3.0		4.0		5.0		5.0
ING MidCap Opportunities Portfolio - Class I	%	4.0		—		2.0		—		1.0		1.5		3.0		3.5		4.5		4.5
ING PIMCO High Yield Portfolio - Class I	%	4.0		6.1		2.0		5.0		2.0		5.5		4.1		2.0		—		—
ING PIMCO Total Return Bond Portfolio - Class I	%	—		22.0		8.5		24.1		16.1		15.6		6.5		3.0		—		—
ING Pioneer Mid Cap Value Portfolio - Class I	%	4.0		—		2.0		—		1.0		1.5		3.0		3.5		4.5		4.5
ING Small Company Portfolio - Class I	%	3.0		—		4.0		—		2.0		2.5		6.0		3.0		5.0		5.0
ING T Rowe Price Capital Appreciation Portfolio - Class I	%	2.5		1.5		7.5		—		5.0		2.5		4.0		4.7		3.5		3.5
ING T. Rowe Price Equity Income Portfolio - Class I	%	7.5		2.0		7.5		3.0		5.0		5.0		6.7		7.7		8.0		8.0
ING T. Rowe Price Growth Equity Portfolio - Class I	%	5.0		2.0		4.0		2.0		3.0		3.0		4.5		5.5		5.5		5.5
ING Templeton Foreign Equity Portfolio - Class I	%	3.0		1.5		3.0		1.5		2.0		1.5		2.5		3.5		3.5		3.5
ING Thornburg Value Portfolio - Class I	%	2.5		3.0		3.5		3.0		3.0		3.2		3.0		2.5		2.0		2.0
Other assets and liabilities - Net	%	(0.0	)*	(0.0	)*	(0.0	)*	(0.0	)*	(0.0	)*	(0.0	)*	(0.0	)*	(0.0	)*	(0.0	)*	(0.0	)*

		100.0		100.0		100.0		100.0		100.0		100.0		100.0		100.0		100.0		100.0

*	Amount is more than (0.05)%

Portfolio holdings are subject to change daily.

35

ING SOLUTION AGGRESSIVE GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Shares				Value

AFFILIATED INVESTMENT COMPANIES: 100.0%
101		ING Artio Foreign Portfolio - Class I		$963
14	@	ING Baron Small Cap Growth Portfolio - Class I		213
61		ING BlackRock Large Cap Value Portfolio - Class I		531
62		ING Clarion Global Real Estate Portfolio - Class I		532
26		ING Columbia Small Cap Value Portfolio - Class I		213
25		ING Davis New York Venture Portfolio - Class I		372
46		ING Global Bond Fund - Class I		538
54		ING Goldman Sachs Commodity Strategy Portfolio - Class I		326
35		ING Growth and Income Portfolio - Class I		639
44		ING International Value Portfolio - Class I		320
39		ING JP Morgan Emerging Markets Equity Portfolio - Class I		747
40		ING Large Cap Growth Portfolio - Class I		426
39		ING Marsico Growth Portfolio - Class I		531
58		ING Marsico International Opportunities Portfolio - Class I		534
48		ING MidCap Opportunities Portfolio - Class I		426
45		ING PIMCO High Yield Portfolio - Class I		433
47		ING Pioneer Mid Cap Value Portfolio - Class I		426
22		ING Small Company Portfolio - Class I		319
13		ING T Rowe Price Capital Appreciation Portfolio - Class I		267
81		ING T. Rowe Price Equity Income Portfolio - Class I		798
12		ING T. Rowe Price Growth Equity Portfolio - Class I		532
35	@	ING Templeton Foreign Equity Portfolio - Class I		321
10		ING Thornburg Value Portfolio - Class I		266
		Total Investments in Affiliated Investment Companies (Cost $12,010)*	100.0%	$10,673

		Other Assets and Liabilities - Net	(0.0)	(4)

		Net Assets	100.0%	$10,669

@	Non-income producing security
*	Cost for federal income tax purposes is $12,014.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$6
Gross Unrealized Depreciation	(1,347)

Net Unrealized Depreciation	$(1,341)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$10,673	$—	$—	$10,673

Total Investments, at value	$10,673	$—	$—	$10,673

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

36

ING SOLUTION CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Shares				Value

AFFILIATED INVESTMENT COMPANIES: 100.0%
18		ING Artio Foreign Portfolio - Class I		$174
56		ING BlackRock Inflation Protected Bond Portfolio - Class I		582
18		ING Clarion Real Estate Portfolio - Class I		346
31		ING Davis New York Venture Portfolio - Class I		461
50		ING Global Bond Fund - Class I		583
58		ING Goldman Sachs Commodity Strategy Portfolio - Class I		354
45		ING Growth and Income Portfolio - Class I		808
127		ING Intermediate Bond Portfolio - Class I		1,573
24		ING International Value Portfolio - Class I		173
187		ING Limited Maturity Bond Portfolio - Class I		1,979
19		ING Marsico International Opportunities Portfolio - Class I		174
73		ING PIMCO High Yield Portfolio - Class I		704
198		ING PIMCO Total Return Bond Portfolio - Class I		2,563
9		ING T Rowe Price Capital Appreciation Portfolio - Class I		173
24		ING T. Rowe Price Equity Income Portfolio - Class I		231
5		ING T. Rowe Price Growth Equity Portfolio - Class I		231
19	@	ING Templeton Foreign Equity Portfolio - Class I		174
13		ING Thornburg Value Portfolio - Class I		346
		Total Investments in Affiliated Investment Companies (Cost $12,027)*	100.0%	$11,629

		Other Assets and Liabilities - Net	(0.0)	(4)

		Net Assets	100.0%	$11,625

@	Non-income producing security
*	Cost for federal income tax purposes is $12,028.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$77
Gross Unrealized Depreciation	(476)

Net Unrealized Depreciation	$(399)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$11,629	$—	$—	$11,629

Total Investments, at value	$11,629	$—	$—	$11,629

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

37

ING SOLUTION GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Shares				Value

AFFILIATED INVESTMENT COMPANIES: 100.0%
5,616		ING Artio Foreign Portfolio - Class I		$53,460
1,550		ING Clarion Global Real Estate Portfolio - Class I		13,311
711		ING Clarion Real Estate Portfolio - Class I		13,314
2,974		ING Davis New York Venture Portfolio - Class I		44,338
3,811		ING Global Bond Fund - Class I		44,822
4,463		ING Goldman Sachs Commodity Strategy Portfolio - Class I		27,182
4,167		ING Growth and Income Portfolio - Class I		75,424
2,540		ING Intermediate Bond Portfolio - Class I		31,348
3,696		ING International Value Portfolio - Class I		26,649
924		ING JP Morgan Emerging Markets Equity Portfolio - Class I		17,784
3,374		ING Large Cap Growth Portfolio - Class I		35,490
5,070		ING Limited Maturity Bond Portfolio - Class I		53,740
2,621		ING Marsico Growth Portfolio - Class I		35,382
2,902		ING Marsico International Opportunities Portfolio - Class I		26,696
1,982		ING MidCap Opportunities Portfolio - Class I		17,735
1,864		ING PIMCO High Yield Portfolio - Class I		18,041
5,897		ING PIMCO Total Return Bond Portfolio - Class I		76,132
1,971		ING Pioneer Mid Cap Value Portfolio - Class I		17,736
2,446		ING Small Company Portfolio - Class I		35,460
3,364		ING T Rowe Price Capital Appreciation Portfolio - Class I		66,638
6,785		ING T. Rowe Price Equity Income Portfolio - Class I		66,497
827		ING T. Rowe Price Growth Equity Portfolio - Class I		35,480
2,918	@	ING Templeton Foreign Equity Portfolio - Class I		26,783
1,159		ING Thornburg Value Portfolio - Class I		31,070
		Total Investments in Affiliated Investment Companies (Cost $ 899,401)*	100.0%	$890,512

		Other Assets and Liabilities - Net	(0.0)	(276)

		Net Assets	100.0%	$890,236

@	Non-income producing security
*	Cost for federal income tax purposes is $908,646.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$10,761
Gross Unrealized Depreciation	(28,895)

Net Unrealized Depreciation	$(18,134)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$890,512	$—	$—	$890,512

Total Investments, at value	$890,512	$—	$—	$890,512

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

38

ING SOLUTION INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Shares				Value

AFFILIATED INVESTMENT COMPANIES: 100.0%
340,952		ING Artio Foreign Portfolio - Class I		$3,245,863
1,039,805		ING BlackRock Inflation Protected Bond Portfolio - Class I		10,876,360
345,282		ING Clarion Real Estate Portfolio - Class I		6,467,126
577,762		ING Davis New York Venture Portfolio - Class I		8,614,435
925,648		ING Global Bond Fund - Class I		10,885,615
1,084,021		ING Goldman Sachs Commodity Strategy Portfolio - Class I		6,601,687
833,439		ING Growth and Income Portfolio - Class I		15,085,239
1,939,059		ING Intermediate Bond Portfolio - Class I		23,927,991
448,819		ING International Value Portfolio - Class I		3,235,983
3,899,072		ING Limited Maturity Bond Portfolio - Class I		41,330,166
352,366		ING Marsico International Opportunities Portfolio - Class I		3,241,769
1,131,399		ING PIMCO High Yield Portfolio - Class I		10,951,938
4,043,883		ING PIMCO Total Return Bond Portfolio - Class I		52,206,527
659,174		ING T. Rowe Price Equity Income Portfolio - Class I		6,459,908
100,405		ING T. Rowe Price Growth Equity Portfolio - Class I		4,308,380
354,279	@	ING Templeton Foreign Equity Portfolio - Class I		3,252,281
241,340		ING Thornburg Value Portfolio - Class I		6,467,902
		Total Investments in Affiliated Investment Companies (Cost $208,191,378)*	100.0%	$217,159,170

		Other Assets and Liabilities - Net	(0.0)	(82,541)

		Net Assets	100.0%	$217,076,629

@	Non-income producing security
*	Cost for federal income tax purposes is $219,090,671.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$10,111,097
Gross Unrealized Depreciation	(12,042,598)

Net Unrealized Depreciation	$(1,931,501)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$217,159,170	$—	$—	$217,159,170

Total Investments, at value	$217,159,170	$—	$—	$217,159,170

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

39

ING SOLUTION MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Shares				Value

AFFILIATED INVESTMENT COMPANIES: 100.0%
9,826		ING Artio Foreign Portfolio - Class I		$93,543
5,394		ING BlackRock Inflation Protected Bond Portfolio - Class I		56,421
2,985		ING Clarion Real Estate Portfolio - Class I		55,913
4,995		ING Davis New York Venture Portfolio - Class I		74,479
8,003		ING Global Bond Fund - Class I		94,115
9,372		ING Goldman Sachs Commodity Strategy Portfolio - Class I		57,077
7,206		ING Growth and Income Portfolio - Class I		130,424
12,193		ING Intermediate Bond Portfolio - Class I		150,456
5,174		ING International Value Portfolio - Class I		37,304
4,427		ING Large Cap Growth Portfolio - Class I		46,575
23,065		ING Limited Maturity Bond Portfolio - Class I		244,489
3,439		ING Marsico Growth Portfolio - Class I		46,433
4,062		ING Marsico International Opportunities Portfolio - Class I		37,370
2,080		ING MidCap Opportunities Portfolio - Class I		18,620
3,913		ING PIMCO High Yield Portfolio - Class I		37,878
23,308		ING PIMCO Total Return Bond Portfolio - Class I		300,911
2,069		ING Pioneer Mid Cap Value Portfolio - Class I		18,621
2,568		ING Small Company Portfolio - Class I		37,229
4,709		ING T Rowe Price Capital Appreciation Portfolio - Class I		93,281
9,498		ING T. Rowe Price Equity Income Portfolio - Class I		93,085
1,302		ING T. Rowe Price Growth Equity Portfolio - Class I		55,874
4,084	@	ING Templeton Foreign Equity Portfolio - Class I		37,491
2,087		ING Thornburg Value Portfolio - Class I		55,920
		Total Investments in Affiliated Investment Companies (Cost $1,847,755)*	100.0%	$1,873,509

		Other Assets and Liabilities - Net	(0.0)	(572)

		Net Assets	100.0%	$1,872,937

@	Non-income producing security
*	Cost for federal income tax purposes is $1,862,687.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$54,088
Gross Unrealized Depreciation	(43,266)

Net Unrealized Appreciation	$10,822

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$1,873,509	$—	$—	$1,873,509

Total Investments, at value	$1,873,509	$—	$—	$1,873,509

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

40

ING SOLUTION 2015 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Shares				Value

AFFILIATED INVESTMENT COMPANIES: 100.0%
2,994,978		ING Artio Foreign Portfolio - Class I		$28,512,189
3,425,215		ING BlackRock Inflation Protected Bond Portfolio - Class I		35,827,748
2,024,126		ING BlackRock Large Cap Value Portfolio - Class I		17,711,107
1,239,694		ING Clarion Global Real Estate Portfolio - Class I		10,648,975
568,685		ING Clarion Real Estate Portfolio - Class I		10,651,479
2,141,063		ING Davis New York Venture Portfolio - Class I		31,923,251
3,049,175		ING Global Bond Fund - Class I		35,858,293
3,570,943		ING Goldman Sachs Commodity Strategy Portfolio - Class I		21,747,043
3,039,524		ING Growth and Income Portfolio - Class I		55,015,386
4,355,075		ING Intermediate Bond Portfolio - Class I		53,741,622
985,618		ING International Value Portfolio - Class I		7,106,309
1,686,778		ING Large Cap Growth Portfolio - Class I		17,744,901
5,745,960		ING Limited Maturity Bond Portfolio - Class I		60,907,173
1,310,423		ING Marsico Growth Portfolio - Class I		17,690,711
1,160,713		ING Marsico International Opportunities Portfolio - Class I		10,678,560
1,188,953		ING MidCap Opportunities Portfolio - Class I		10,641,131
4,100,181		ING PIMCO High Yield Portfolio - Class I		39,689,752
8,603,100		ING PIMCO Total Return Bond Portfolio - Class I		111,066,019
1,182,413		ING Pioneer Mid Cap Value Portfolio - Class I		10,641,721
1,222,768		ING Small Company Portfolio - Class I		17,730,138
897,027		ING T Rowe Price Capital Appreciation Portfolio - Class I		17,770,099
3,618,900		ING T. Rowe Price Equity Income Portfolio - Class I		35,465,224
496,106		ING T. Rowe Price Growth Equity Portfolio - Class I		21,287,919
1,167,021	@	ING Templeton Foreign Equity Portfolio - Class I		10,713,253
861,231		ING Thornburg Value Portfolio - Class I		23,080,979
		Total Investments in Affiliated Investment Companies (Cost $681,981,985)*	100.0%	$713,850,982

		Other Assets and Liabilities - Net	(0.0)	(269,419)

		Net Assets	100.0%	$713,581,563

@	Non-income producing security
*	Cost for federal income tax purposes is $724,255,553.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$39,899,581
Gross Unrealized Depreciation	(50,304,152)

Net Unrealized Depreciation	$(10,404,571)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$713,850,982	$—	$—	$713,850,982

Total Investments, at value	$713,850,982	$—	$—	$713,850,982

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

41

ING SOLUTION 2025 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Shares				Value

AFFILIATED INVESTMENT COMPANIES: 100.0%
8,273,635		ING Artio Foreign Portfolio - Class I		$78,765,007
4,473,352		ING BlackRock Large Cap Value Portfolio - Class I		39,141,832
4,261,816		ING Clarion Global Real Estate Portfolio - Class I		36,609,000
279,289		ING Clarion Real Estate Portfolio - Class I		5,231,085
2,804,016		ING Davis New York Venture Portfolio - Class I		41,807,884
4,492,427		ING Global Bond Fund - Class I		52,830,946
5,261,105		ING Goldman Sachs Commodity Strategy Portfolio - Class I		32,040,132
4,044,876		ING Growth and Income Portfolio - Class I		73,212,258
2,904,301		ING International Value Portfolio - Class I		20,940,012
1,634,233		ING JP Morgan Emerging Markets Equity Portfolio - Class I		31,442,636
3,976,319		ING Large Cap Growth Portfolio - Class I		41,830,872
5,975,772		ING Limited Maturity Bond Portfolio - Class I		63,343,188
3,475,271		ING Marsico Growth Portfolio - Class I		46,916,165
3,420,242		ING Marsico International Opportunities Portfolio - Class I		31,466,231
3,503,470		ING MidCap Opportunities Portfolio - Class I		31,356,053
4,393,863		ING PIMCO High Yield Portfolio - Class I		42,532,596
5,315,398		ING PIMCO Total Return Bond Portfolio - Class I		68,621,786
3,484,199		ING Pioneer Mid Cap Value Portfolio - Class I		31,357,789
4,323,735		ING Small Company Portfolio - Class I		62,694,157
2,114,599		ING T Rowe Price Capital Appreciation Portfolio - Class I		41,890,211
7,198,037		ING T. Rowe Price Equity Income Portfolio - Class I		70,540,760
1,096,401		ING T. Rowe Price Growth Equity Portfolio - Class I		47,046,568
2,865,682	@	ING Templeton Foreign Equity Portfolio - Class I		26,306,962
1,171,279		ING Thornburg Value Portfolio - Class I		31,390,283
		Total Investments in Affiliated Investment Companies (Cost $1,050,861,247)*	100.0%	$1,049,314,413

		Other Assets and Liabilities - Net	(0.0)	(401,401)

		Net Assets	100.0%	$1,048,913,012

@	Non-income producing security
*	Cost for federal income tax purposes is $1,112,010,414.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$42,316,414
Gross Unrealized Depreciation	(105,012,415)

Net Unrealized Depreciation	$(62,696,001)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$1,049,314,413	$—	$—	$1,049,314,413

Total Investments, at value	$1,049,314,413	$—	$—	$1,049,314,413

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

42

ING SOLUTION 2035 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Shares				Value

AFFILIATED INVESTMENT COMPANIES: 100.0%
6,872,016		ING Artio Foreign Portfolio - Class I		$65,421,594
1,143,245	@	ING Baron Small Cap Growth Portfolio - Class I		17,411,628
4,458,657		ING BlackRock Large Cap Value Portfolio - Class I		39,013,247
3,539,841		ING Clarion Global Real Estate Portfolio - Class I		30,407,235
695,928		ING Clarion Real Estate Portfolio - Class I		13,034,730
2,136,100		ING Columbia Small Cap Value Portfolio - Class I		17,345,134
2,037,877		ING Davis New York Venture Portfolio - Class I		30,384,740
3,731,359		ING Global Bond Fund - Class I		43,880,782
4,369,782		ING Goldman Sachs Commodity Strategy Portfolio - Class I		26,611,971
2,879,702		ING Growth and Income Portfolio - Class I		52,122,603
3,618,442		ING International Value Portfolio - Class I		26,088,970
2,262,305		ING JP Morgan Emerging Markets Equity Portfolio - Class I		43,526,739
4,128,386		ING Large Cap Growth Portfolio - Class I		43,430,621
3,528,003		ING Marsico Growth Portfolio - Class I		47,628,043
3,787,772		ING Marsico International Opportunities Portfolio - Class I		34,847,504
3,394,958		ING MidCap Opportunities Portfolio - Class I		30,384,875
1,824,811		ING PIMCO High Yield Portfolio - Class I		17,664,169
2,037,651		ING PIMCO Total Return Bond Portfolio - Class I		26,306,081
3,376,284		ING Pioneer Mid Cap Value Portfolio - Class I		30,386,556
1,795,637		ING Small Company Portfolio - Class I		26,036,730
2,085,693		ING T Rowe Price Capital Appreciation Portfolio - Class I		41,317,577
6,864,380		ING T. Rowe Price Equity Income Portfolio - Class I		67,270,924
1,113,035		ING T. Rowe Price Growth Equity Portfolio - Class I		47,760,331
3,332,294	@	ING Templeton Foreign Equity Portfolio - Class I		30,590,457
810,715		ING Thornburg Value Portfolio - Class I		21,727,159
		Total Investments in Affiliated Investment Companies (Cost $889,174,694)*	100.0%	$870,600,400

		Other Assets and Liabilities - Net	(0.0)	(337,526)

		Net Assets	100.0%	$870,262,874

@	Non-income producing security
*	Cost for federal income tax purposes is $941,783,100.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$23,621,230
Gross Unrealized Depreciation	(94,803,930)

Net Unrealized Depreciation	$(71,182,700)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$870,600,400	$—	$—	$870,600,400

Total Investments, at value	$870,600,400	$—	$—	$870,600,400

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

43

ING SOLUTION 2045 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Shares				Value

AFFILIATED INVESTMENT COMPANIES: 100.0%
5,148,719		ING Artio Foreign Portfolio - Class I		$49,015,802
713,794	@	ING Baron Small Cap Growth Portfolio - Class I		10,871,087
3,402,416		ING BlackRock Large Cap Value Portfolio - Class I		29,771,144
3,157,324		ING Clarion Global Real Estate Portfolio - Class I		27,121,413
1,333,690		ING Columbia Small Cap Value Portfolio - Class I		10,829,564
1,090,597		ING Davis New York Venture Portfolio - Class I		16,260,807
1,630,795		ING Global Bond Fund - Class I		19,178,146
2,728,317		ING Goldman Sachs Commodity Strategy Portfolio - Class I		16,615,450
1,498,303		ING Growth and Income Portfolio - Class I		27,119,287
2,635,736		ING International Value Portfolio - Class I		19,003,659
1,977,483		ING JP Morgan Emerging Markets Equity Portfolio - Class I		38,046,766
2,577,589		ING Large Cap Growth Portfolio - Class I		27,116,239
2,002,486		ING Marsico Growth Portfolio - Class I		27,033,558
2,956,157		ING Marsico International Opportunities Portfolio - Class I		27,196,645
2,725,287		ING MidCap Opportunities Portfolio - Class I		24,391,319
2,710,297		ING Pioneer Mid Cap Value Portfolio - Class I		24,392,669
1,868,532		ING Small Company Portfolio - Class I		27,093,713
959,529		ING T Rowe Price Capital Appreciation Portfolio - Class I		19,008,279
4,424,080		ING T. Rowe Price Equity Income Portfolio - Class I		43,355,982
694,932		ING T. Rowe Price Growth Equity Portfolio - Class I		29,819,524
2,080,545	@	ING Templeton Foreign Equity Portfolio - Class I		19,099,406
404,941		ING Thornburg Value Portfolio - Class I		10,852,415
		Total Investments in Affiliated Investment Companies (Cost $554,655,622)*	100.0%	$543,192,874

		Other Assets and Liabilities - Net	(0.0)	(224,259)

		Net Assets	100.0%	$542,968,615

@	Non-income producing security
*	Cost for federal income tax purposes is $591,141,596.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$15,866,572
Gross Unrealized Depreciation	(63,815,294)

Net Unrealized Depreciation	$(47,948,722)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$543,192,874	$—	$—	$543,192,874

Total Investments, at value	$543,192,874	$—	$—	$543,192,874

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

44

ING SOLUTION 2055 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Shares				Value

AFFILIATED INVESTMENT COMPANIES: 100.0%
25,807		ING Artio Foreign Portfolio - Class I		$245,689
3,578	@	ING Baron Small Cap Growth Portfolio - Class I		54,491
17,055		ING BlackRock Large Cap Value Portfolio - Class I		149,229
15,826		ING Clarion Global Real Estate Portfolio - Class I		135,946
6,685		ING Columbia Small Cap Value Portfolio - Class I		54,283
5,467		ING Davis New York Venture Portfolio - Class I		81,507
8,174		ING Global Bond Fund - Class I		96,126
13,674		ING Goldman Sachs Commodity Strategy Portfolio - Class I		83,278
7,510		ING Growth and Income Portfolio - Class I		135,935
13,212		ING International Value Portfolio - Class I		95,255
9,912		ING JP Morgan Emerging Markets Equity Portfolio - Class I		190,707
12,920		ING Large Cap Growth Portfolio - Class I		135,920
10,038		ING Marsico Growth Portfolio - Class I		135,507
14,818		ING Marsico International Opportunities Portfolio - Class I		136,321
13,661		ING MidCap Opportunities Portfolio - Class I		122,262
13,585		ING Pioneer Mid Cap Value Portfolio - Class I		122,268
9,366		ING Small Company Portfolio - Class I		135,808
4,810		ING T Rowe Price Capital Appreciation Portfolio - Class I		95,278
22,176		ING T. Rowe Price Equity Income Portfolio - Class I		217,322
3,483		ING T. Rowe Price Growth Equity Portfolio - Class I		149,470
10,428	@	ING Templeton Foreign Equity Portfolio - Class I		95,733
2,030		ING Thornburg Value Portfolio - Class I		54,398
		Total Investments in Affiliated Investment Companies (Cost $2,949,373)*	100.0%	$2,722,733

		Other Assets and Liabilities - Net	(0.0)	(996)

		Net Assets	100.0%	$2,721,737

@	Non-income producing security
*	Cost for federal income tax purposes is $2,965,313.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$1,693
Gross Unrealized Depreciation	(244,273)

Net Unrealized Depreciation	$(242,580)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$2,722,733	$—	$—	$2,722,733

Total Investments, at value	$2,722,733	$—	$—	$2,722,733

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

45

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

BOARD CONSIDERATION AND APPROVAL OF NEW ADVISORY OR SUB-ADVISORY CONTRACTS

Section 15 of the Investment Company Act of 1940 Act, as amended (the “1940 Act”), mandates that, when a series of ING Partners Inc. (the “Company”) enters into a new advisory agreement (each an “Advisory Contract”), the Board of Directors (the “Board”) of the Company, including a majority of Board members who have no direct or indirect interest in the Advisory Contract, and who are not “interested persons” of the series, as such term is defined under the 1940 Act (the “Independent Directors”), must approve the new arrangements. Discussed below are certain factors that the Board considered in determining whether to approve new advisory arrangements for certain of its series.

The type and format of the information provided to the Board or to legal counsel for the Independent Directors in connection with the contract approval process has been codified in the ING Funds 15(c) Methodology Guide. This Guide was developed under the direction of the Independent Directors and sets out a blueprint pursuant to which the Independent Directors request certain information that they deem important to facilitate an informed review in connection with initial approvals of advisory contracts. Management provides certain of the information requested by the 15(c) Methodology Guide in Fund Analysis and Comparison Tables (“FACT sheets”) prior to the Independent Directors’ review of advisory arrangements.

ING Solution Aggressive Growth Portfolio and ING Solution Conservative Portfolio

In determining whether to approve the Advisory Contract for ING Solution Aggressive Growth Portfolio and ING Solution Conservative Portfolio (the “Solution Portfolios”), the Board received and evaluated such information as it deemed necessary for an informed determination of whether each contract and the proposed policies and procedures for the Solution Portfolios, should be approved. The materials provided to the Board in support of the Solution Portfolios their advisory contracts included the following: (1) a memorandum presenting Management’s rationale for requesting the launch of the Solution Portfolios that discusses, among other things, Directed Services LLC’s (“DSL”), the proposed adviser to the Solution Portfolios, experience and expertise in the management of other funds within the ING Funds complex, including the existing suite of ING Solution

Portfolios; (2) information about the Solution Portfolios’ proposed investment objectives and strategies and anticipated portfolio characteristics; (3) FACT sheets for the Solution Portfolios that compare the Solution Portfolios’ proposed fee structures to their comparable selected peer groups (“Selected Peer Groups”) and Morningstar category medians; (4) responses from DSL to questions posed by K&L Gates LLP, independent legal counsel, on behalf of the Independent Directors; (5) supporting documentation, including copies of the form of Advisory Contract for the Solution Portfolios; and (6) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by DSL in the context of DSL’s oversight and management of funds in the ING Funds complex.

In determining whether to approve the Advisory Contract for the Solution Portfolios, the Board considered a number of factors that its members believed, in light of the legal advice furnished to them by K&L Gates LLP and their own business judgment, to be relevant. The Board, including a majority of the Independent Directors, did not identify any single factor as all-important or controlling, and each member of the Board may have given different weight to different factors.

The Board’s consideration of whether to approve the Advisory Contract with DSL on behalf of the Solution Portfolios took into account several factors including, but not limited to, the following: (1) the nature and quality of the services to be provided by DSL to the Solution Portfolios under the proposed Advisory Contract; (2) DSL’s experience with respect to other funds within the ING Funds complex, including similar funds-of-funds; (3) DSL’s strength and reputation within the industry; (4) the fairness of the compensation under the proposed Advisory Contract in light of the services to be provided to the Solution Portfolios; (5) the costs for the services to be provided by DSL, including that the proposed advisory fee would not be subject to breakpoint discounts; (6) the pricing structure (including the estimated expense ratio to be borne by shareholders) of the Solution Portfolios, as compared to other similarly-managed funds in the comparable Selected Peer Group, including Management’s analysis that: (a) the proposed management fee for each Solution Portfolio is above the median and below the average management fees of the funds in the Solution Portfolio’s Selected Peer Group, and (b) the estimated expense ratio for each

46

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

Portfolio is below the median and average expense ratios of the funds in the Solution Portfolio’s Selected Peer Group; (7) the projected profitability of DSL; (8) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of DSL, including its management team’s expertise in the management of other funds, including other funds-of-funds, within the ING Funds complex and asset allocation products; (9) DSL’s compliance capabilities, as demonstrated by, among other things, its policies and procedures designed to prevent violations of the Federal securities laws, which had previously been approved by the Board in connection with their oversight of other Funds in the ING Funds complex; (10) the information that had been provided by DSL at regular Board meetings, and in anticipation of the March 2010 meeting, with respect to its capabilities in overseeing similar asset allocation products; and (11) “fall-out benefits” to DSL and its affiliates that were anticipated to arise from DSL’s management of the Solution Portfolios.

After its deliberation, the Board reached the following conclusions: (1) each Solution Portfolio’s proposed management fee rate is reasonable in the context of all factors considered by the Board; (2) each Solution Portfolio’s estimated expense ratio is reasonable in the context of all factors considered by the Board; and (3) DSL maintains an appropriate compliance program, with this conclusion based upon the Board’s previous and ongoing review of the compliance program and the representations of the ING Funds’ Chief Compliance Officer (“CCO”) in materials provided to the Board in advance of the March meeting. Based on these conclusions and other factors, the Board voted to approve the Advisory Contract for the each Solution Portfolio’s. During its deliberations, different Board members may have given different weight to different individual factors and related conclusions.

ING Solution 2055 Portfolio

In determining whether to approve the Advisory Contracts for ING Solution 2055 Portfolio (the “Solution 2055 Portfolio”), the Board received and evaluated such information as it deemed necessary for an informed determination of whether each contract, and the proposed policies and procedures for the Solution 2055 Portfolio, should be approved. The materials provided to the Board in support of the Portfolio and its Advisory Contract included the following: (1) a memorandum presenting Management’s rationale for requesting the launch of the Solution 2055 Portfolio that discusses, among other things, DSL’s experience and expertise in the management of other funds within the ING Funds complex, including the existing suite of ING Solution Portfolios;; (2) information about the Solution 2055 Portfolio’s proposed investment objective and strategies and anticipated portfolio characteristics; (3) FACT sheets for the Portfolio that compare the Solution 2055 Portfolio’s proposed fee structure to its comparable Selected Peer Group and its Morningstar category median; (4) responses from DSL to questions posed by K&L Gates LLP on behalf of the Independent Directors; (5) supporting documentation, including copies of the forms of Advisory Contract for the Solution 2055 Portfolio; and (6) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by DSL in the context of DSL’s oversight and management of funds in the ING Funds complex.

In determining whether to approve the Advisory Contract for the Solution 2055 Portfolio, the Board considered a number of factors that its members believed, in light of the legal advice furnished to them by K&L Gates LLP and their own business judgment, to be relevant. The Board, including a majority of the Independent Directors, did not identify any single factor as all-important or controlling, and each member of the Board may have given different weight to different factors.

The Board’s consideration of whether to approve the Advisory Contract with DSL on behalf of the Solution 2055 Portfolio took into account several factors including, but not limited to the following: (1) the nature and quality of the services to be provided by DSL to the Solution 2055 Portfolio under the proposed Advisory Contract; (2) DSL’s experience with respect to other funds within the ING Funds complex, including similar funds-of-funds; (3) DSL’s strength and reputation within the industry; (4) the fairness of the compensation under the proposed Advisory Contract in light of the services to be provided to the Solution 2055 Portfolio; (5) the costs for the services to be provided by DSL, including that the proposed advisory fee would not be subject to breakpoint discounts; (6) the pricing structure (including the estimated expense ratio to be borne by shareholders) of the Solution 2055 Portfolio, as compared to other similarly-managed funds in the comparable Selected Peer Group, including Management’s analysis that (a) the proposed management fee is below the average and the median of the funds in the Portfolio’s proposed Selected Peer

47

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

Group, and (b) the estimated expense ratio for the Solution 2055 Portfolio is below the average and the median expense ratios of the funds in the Solution 2055 Portfolio’s proposed Selected Peer Group; (7) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of DSL, including its management team’s expertise in management of other funds, including other funds-of-funds, within in the ING Funds complex and asset allocation products; (8) the projected profitability of DSL; (9) DSL’s compliance capabilities, as demonstrated by, among other things, its policies and procedures designed to prevent violations of the Federal securities laws, which had previously been approved by the Board in connection with their oversight of other funds in the ING Funds complex; (10) the information that had been provided by DSL at regular Board meetings, and in anticipation of the May 14, 2009 meeting at which the Advisory Contract was considered, with respect to its capabilities in overseeing similar asset allocation products; and

(11) “fall-out benefits” to DSL and its affiliates that were anticipated to arise from DSL’s management of the Solution Portfolios.

After its deliberation, the Board reached the following conclusions: (1) the Solution 2055 Portfolio’s proposed management fee rate is reasonable in the context of all factors considered by the Board; (2) the Solution 2055 Portfolio’s estimated expense ratio is reasonable in the context of all factors considered by the Board; and (3) DSL maintains an appropriate compliance program, with this conclusion based upon the Board’s previous and ongoing review of the compliance program. And the representations of the ING Funds’ CCO in materials provided to the Board in advance of the May meeting. Based on these conclusions and other factors, the Board voted to approve the Advisory Contract for the Solution 2055 Portfolio. During their deliberations, different Board members may have given different weight to different individual factors and related conclusions.

48

Investment Adviser

Directed Services LLC

1475 Dunwoody Drive

West Chester, Pennsylvania 19380

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

(formerly, PNC Global Investment Servicing (U.S.) Inc.)

301 Bellevue Parkway

Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-USOL	(0610-081310)

Semi-Annual Report

June 30, 2010

Adviser Class (“ADV”), Initial Class (“I”),

Service Class (“S”), Service 2 Class (“S2”) and Class T

ING Partners, Inc.

■	ING Index Solution Income Portfolio

■	ING Index Solution 2015 Portfolio

■	ING Index Solution 2025 Portfolio

■	ING Index Solution 2035 Portfolio

■	ING Index Solution 2045 Portfolio
■	ING Index Solution 2055 Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.ingfunds.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Pay now and/or later

Dear Shareholder,

It’s summer, and it’s hot — 100 degrees has not been uncommon here on the East Coast — with no relief in the forecast. Do you turn up the air conditioning, knowing it will cost a fortune on your next electric bill? Or do you try to tough it out, sweltering to save money? Most of us would probably choose the immediate comfort of the A/C; the bill will come later.

The current heat wave thus presents a timely comparison to the trade-offs confronting policymakers as they consider the global economy. How do we balance the short-term need to sustain a fragile economic recovery against the long-term need to reduce deficits and debt? As with the heat, unless we make it through the short term, the long term won’t matter much. But spending on economic stimulus in the short term could add to our long-term debt burden.

Most of the world is facing the same issues. Fiscal austerity programs are being implemented across Europe, and not just in those countries at most immediate risk of default. In the United States, there is as of yet no clear course of action. Expect to hear about this in the fall, as the gentle breezes of summer give way to the hot winds of electoral politics. We believe that for the next several months, markets will see heightened volatility as investors worldwide seek assurance that the global recovery remains on track. On the bright side, we expect corporate profits to continue to exceed expectations.

Confronted with this type of uncertainty, what do you do? Keep your options open — consider investing in funds that provide diversification geographically across markets and seek investment managers that are skilled at anticipating changes in correlations and risks among asset classes. And of course, discuss any proposed portfolio changes with your investment advisor before you take action.

Thank you for your continued confidence in ING Funds. We look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews

President and Chief Executive Officer

ING Funds

July 10, 2010

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE  FOR THE SIX MONTHS ENDED JUNE 30, 2010

After a 13-month advance through mid-April, a confluence of local and world concerns sent global equities, in the form of the MSCI World IndexSM measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below), on a steeply downward path. For the first half of the new fiscal year, the index fell 7.1% to closing levels not seen since October 2, 2009. (The MSCI World IndexSM returned (9.84)% for the six months ended June 30, 2010, measured in U.S. dollars.)

By the end of 2009, the rally had become increasingly edgy. The rescue of failing institutions by governments and central banks in Europe and the U.S. together with unprecedented fiscal and monetary stimulus to counter the ensuing recession had led to enormous, unsustainable budget deficits. Not only would stimulus programs end, but debt would need to be wound down.

Beacons of hope in this rather bleak outlook were thought to be the U.S. and emerging markets, centered on China. The U.S. with its vast, dynamic, flexible economy would surely bounce back most quickly in the developed world. Emerging market economies, more fiscally robust these days, had never suffered much of a financial crisis and recession anyway and were again showing vibrant growth. The demand for capital goods from China might sustain Japan’s export led revival, while in Europe, growth may be tepid but at least the situation was stable. By early May all of these premises were disintegrating, the erosion gathering pace through June.

In the U.S., the critical housing market seemed to be improving, boosted by tax credits for home buyers. After sliding for more than three years, house prices (based on the S&P/Case-Shiller 20-City Composite Home Price Index) finally showed year-over-year increases from February. But even before the credits expired, sales of existing homes turned down. And in May, sales of new homes fell by one third from April, to the lowest rate since at least 1963. Unemployment remained stubbornly high, near 10%. The June report showed only 41,000 private sector jobs created, with annual wage growth below 2%. The final estimate of Gross Domestic Product (“GDP”) growth for the first quarter was revised down to 2.7% annualized. And excluding inventory build-up, real final demand expanded at just 0.8% per annum. Retail sales unexpectedly dipped in May. Some commentators also cited trends in the bond market (see below) and pointed to a double-dip recession.

China had grown at “only” 8.7% in 2009. In response, the government instructed the banks to expand lending and first quarter GDP growth rebounded to 11.9%. But inflation picked up and a housing bubble developed. The authorities quickly back-pedaled and repeatedly raised banks’ reserve ratio requirements. By the end of June the increasingly closely-watched Chinese manufacturing purchasing managers’ index was weakening. The unofficial version compiled by HSBC plumbed a 12-month low.

In the Eurozone, default on billions of euro of Greece’s maturing bonds loomed. Amid downgrades and ballooning yields, Eurozone countries, with no single voice, dithered on the need for a bail-out, its size, terms and the involvement of the International Monetary Fund (“IMF”). Many expected contagion and even doubted the viability of the euro itself. At last on the weekend of May 8-9, Eurozone finance ministers agreed on a Financial Stabilization mechanism funded with €500 billion, while the IMF would add up to €250 billion. The European Central Bank started buying sovereign debt and by then it was abundantly clear that the real problem was that vast quantities of the debt were held in the banking system, which might seize up as a result. In short, another “Lehman” event was feared.

In U.S. fixed income markets, the Barclays Capital U.S. Aggregate Bond Index of investment grade bonds returned 5.33%, with the Barclays Capital U.S. Treasury Index (which returned 5.86%) slightly outperforming the Barclays Capital Corporate Investment Grade Bond Index (which returned 5.79%). The Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index gained 4.45%. In the flight to safety, the two-year Treasury yield reached a record low, while the difference between the yields on two-year and ten-year Treasuries, having set new record high levels in February, fell back to October 2009 spreads by the end of June.

U.S. equities, represented by the S&P 500® Index including dividends, fell 6.65% in the first half. Through early April, the economic reports seemed to be improving. Stock prices were also supported by strong earnings reports, with first quarter operating earnings per share for S&P 500® companies coming in about 92% above those for the corresponding quarter of 2009. The index peaked on April 23, up over 9% for the year, before factors described above drove investor sentiment and the market back down amid surging volatility.

2

MARKET PERSPECTIVE  FOR THE SIX MONTHS ENDED JUNE 30, 2010

In currencies, the scenario described above in the Eurozone propelled the dollar up 17.4% on the euro. The dollar also gained 5.7% against the pound but lost 3.9% to the Japanese yen.

In international markets, the MSCI Japan® Index dropped 7.5% for the first half of the year. The last thing export dependent Japan needed was a double-dip recession in the developed economies. Impressive 5% annualized first quarter GDP growth was considered vulnerable with household demand still slow and consumer prices drifting down. The MSCI Europe ex UK® Index fell 6.2%. As in the U.S., the first few weeks of April saw the 2010 high point for the index before the peril inherent in shaky sovereign debt captured the attention of investors. The MSCI UK® Index lost 7.6%, with BP contributing over 3% of it. The newly elected coalition government introduced an aggressively austere budget that would reduce the deficit to 3.9% by 2015, but this would have a depressing effect on growth and profits.

Parentheses denote a negative number.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 262-3862 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.
Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays Capital U.S. Treasury Index	An unmanaged index that includes public obligations of the U.S. Treasury. Treasury bills, certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS and STRIPS, are excluded.
Barclays Capital Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.
Barclays Capital High Yield Bond—2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period (except as noted) and held for the entire period from January 1, 2010 to June 30, 2010. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2010**	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2010**
ING Index Solution Income Portfolio
Class ADV	$1,000.00	$1,002.00	0.62%	$3.08	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	1,004.80	0.12	0.60	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	1,003.90	0.37	1.84	1,000.00	1,022.96	0.37	1.86
Class S2	1,000.00	1,003.90	0.52	2.58	1,000.00	1,022.22	0.52	2.61
Class T	1,000.00	1,001.00	0.82	4.07	1,000.00	1,020.73	0.82	4.11
ING Index Solution 2015 Portfolio
Class ADV	$1,000.00	$976.40	0.62%	$3.04	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	977.70	0.12	0.59	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	977.60	0.37	1.81	1,000.00	1,022.96	0.37	1.86
Class S2	1,000.00	976.40	0.52	2.55	1,000.00	1,022.22	0.52	2.61
Class T	1,000.00	974.40	0.82	4.01	1,000.00	1,020.73	0.82	4.11
ING Index Solution 2025 Portfolio
Class ADV	$1,000.00	$944.40	0.62%	$2.99	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	947.00	0.12	0.58	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	945.70	0.37	1.78	1,000.00	1,022.96	0.37	1.86
Class S2	1,000.00	945.50	0.52	2.51	1,000.00	1,022.22	0.52	2.61
Class T	1,000.00	943.40	0.82	3.95	1,000.00	1,020.73	0.82	4.11

4

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2010**	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2010**
ING Index Solution 2035 Portfolio
Class ADV	$1,000.00	$932.20	0.62%	$2.97	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	934.90	0.12	0.58	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	933.60	0.37	1.77	1,000.00	1,022.96	0.37	1.86
Class S2	1,000.00	933.30	0.52	2.49	1,000.00	1,022.22	0.52	2.61
Class T	1,000.00	931.10	0.82	3.93	1,000.00	1,020.73	0.82	4.11
ING Index Solution 2045 Portfolio
Class ADV	$1,000.00	$919.30	0.62%	$2.95	$1,000.00	$1,021.72	0.62%	$3.11
Class I	1,000.00	922.20	0.12	0.57	1,000.00	1,024.20	0.12	0.60
Class S	1,000.00	920.80	0.37	1.76	1,000.00	1,022.96	0.37	1.86
Class S2	1,000.00	920.50	0.52	2.48	1,000.00	1,022.22	0.52	2.61
Class T	1,000.00	918.20	0.82	3.90	1,000.00	1,020.70	0.82	4.11
ING Index Solution 2055 Portfolio
Class ADV(1)	$1,000.00	$905.00	0.62%	$1.86	$1,000.00	$1,021.72	0.62%	$3.11
Class I(1)	1,000.00	907.00	0.12	0.36	1,000.00	1,024.20	0.12	0.60
Class S(1)	1,000.00	906.00	0.37	1.11	1,000.00	1,022.96	0.37	1.86
Class S2(1)	1,000.00	905.00	0.52	1.56	1,000.00	1,022.22	0.52	2.61
Class T(1)	1,000.00	904.00	0.82	2.46	1,000.00	1,020.73	0.82	4.11

*	Expense ratios do not include expense of the Underlying Funds.
**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.
(1)	Commencement of operations was March 8, 2010. Expenses paid for the Actual Portfolio Return reflect the 115-day period ended June 30, 2010.

5

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2010 (UNAUDITED)

	ING Index Solution Income Portfolio	ING Index Solution 2015 Portfolio	ING Index Solution 2025 Portfolio
ASSETS:
Investments in securities at value*	$3,253,729	$2,577,090	$4,135,098
Investments in affiliated underlying funds**	165,737,606	130,386,861	136,444,906
Cash	600	466	939
Receivables:
Investments in affiliated underlying funds sold	185,008	—	96,133
Fund shares sold	51,038	191,684	37,811

Total assets	169,227,981	133,156,101	140,714,887

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	—	105,479	—
Payable for fund shares redeemed	236,046	85,991	133,611
Payable to affiliates	54,467	50,041	57,453

Total liabilities	290,513	241,511	191,064

NET ASSETS	$168,937,468	$132,914,590	$140,523,823

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$161,098,295	$128,638,880	$139,482,307
Undistributed net investment income	3,947,181	2,948,571	3,217,990
Accumulated net realized gain	3,749,908	4,882,632	6,174,595
Net unrealized appreciation or depreciation	142,084	(3,555,493)	(8,351,069)

NET ASSETS	$168,937,468	$132,914,590	$140,523,823

* Cost of investments in securities	$3,605,615	$2,863,036	$4,611,001
** Cost of investments in affiliated underlying funds	$165,243,636	$133,656,408	$144,320,072

Class ADV:
Net assets	$15,179,409	$47,743,543	$69,747,516
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	1,481,879	5,011,742	7,886,956
Net asset value and redemption price per share	$10.24	$9.53	$8.84
Class I:
Net assets	$1,437,810	$4,097,615	$5,361,884
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	138,724	425,450	599,860
Net asset value and redemption price per share	$10.36	$9.63	$8.94
Class S:
Net assets	$152,257,211	$80,863,482	$64,691,968
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	14,786,135	8,442,531	7,273,600
Net asset value and redemption price per share	$10.30	$9.58	$8.89
Class S2:
Net assets	$59,971	$207,097	$719,807
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	5,853	21,737	81,315
Net asset value and redemption price per share	$10.25	$9.53	$8.85
Class T:
Net assets	$3,067	$2,853	$2,648
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	300	300	300
Net asset value and redemption price per share	$10.22	$9.51	$8.83

See Accompanying Notes to Financial Statements

6

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2010 (UNAUDITED)

	ING Index Solution 2035 Portfolio	ING Index Solution 2045 Portfolio	ING Index Solution 2055 Portfolio
ASSETS:
Investments in securities at value*	$3,722,716	$1,778,008	$28,683
Investments in affiliated underlying funds**	90,669,689	43,490,095	710,644
Cash	870	510	478
Receivables:
Fund shares sold	83,370	102,396	6,167

Total assets	94,476,645	45,371,009	745,972

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	60,483	60,762	6,167
Payable for fund shares redeemed	22,887	41,634	—
Payable to affiliates	40,097	18,999	324

Total liabilities	123,467	121,395	6,491

NET ASSETS	$94,353,178	$45,249,614	$739,481

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$94,017,983	$45,998,903	$794,566
Undistributed net investment income	2,037,098	981,847	4,486
Accumulated net realized gain (loss)	3,668,855	1,846,450	(15,651)
Net unrealized depreciation	(5,370,758)	(3,577,586)	(43,920)

NET ASSETS	$94,353,178	$45,249,614	$739,481

* Cost of investments in securities	$4,147,137	$1,981,356	$29,495
** Cost of investments in affiliated underlying funds	$95,616,026	$46,864,333	$753,752

Class ADV:
Net assets	$52,515,713	$25,190,419	$576,673
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	6,161,113	3,071,070	63,725
Net asset value and redemption price per share	$8.52	$8.20	$9.05
Class I:
Net assets	$2,729,803	$1,635,357	$38,693
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	316,819	197,079	4,267
Net asset value and redemption price per share	$8.62	$8.30	$9.07
Class S:
Net assets	$38,695,441	$18,234,199	$118,651
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	4,513,938	2,208,679	13,094
Net asset value and redemption price per share	$8.57	$8.26	$9.06
Class S2:
Net assets	$409,669	$187,181	$2,742
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	47,979	22,777	303
Net asset value and redemption price per share	$8.54	$8.22	$9.05
Class T:
Net assets	$2,552	$2,458	$2,722
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	300	300	301
Net asset value and redemption price per share	$8.51	$8.19	$9.04

See Accompanying Notes to Financial Statements

7

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)

	ING Index Solution Income Portfolio	ING Index Solution 2015 Portfolio	ING Index Solution 2025 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$2,437,424	$2,508,563	$3,284,076

Total investment income	2,437,424	2,508,563	3,284,076

EXPENSES:
Investment management fees	84,622	64,126	67,028
Distribution and service fees:
Class ADV	31,904	108,742	163,744
Class S	193,757	100,364	78,286
Class S2	70	248	814
Class T	11	11	11
Administrative service fees	16,923	12,824	13,405
Miscellaneous expense	27	22	24

Total expenses	327,314	286,337	323,312
Net waived and reimbursed fees	(14)	(50)	(163)

Net expenses	327,300	286,287	323,149

Net investment income	2,110,124	2,222,276	2,960,927

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on:
Sale of affiliated underlying funds	2,200,467	4,384,306	7,114,370
Sale of non-affiliated underlying funds	(25,006)	(15,350)	(21,025)

Net realized gain	2,175,461	4,368,956	7,093,345

Net change in unrealized appreciation or depreciation on:
Affiliated underlying funds	(3,361,731)	(9,746,789)	(18,178,747)
Non-affiliated underlying funds	(351,885)	(285,946)	(475,903)

Net unrealized appreciation or depreciation	(3,713,616)	(10,032,735)	(18,654,650)

Net realized and unrealized loss	(1,538,155)	(5,663,779)	(11,561,305)

Increase (decrease) in net assets resulting from operations	$571,969	$(3,441,503)	$(8,600,378)

See Accompanying Notes to Financial Statements

8

STATEMENTS OF OPERATIONS (UNAUDITED)

	ING Index Solution 2035 Portfolio	ING Index Solution 2045 Portfolio	ING Index Solution 2055 Portfolio
	Six Months Ended June 30, 2010	Six Months Ended June 30, 2010	March 8, 2010(1) to June 30, 2010
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$2,236,703	$1,083,691	$5,031

Total investment income	2,236,703	1,083,691	5,031

EXPENSES:
Investment management fees	44,411	20,362	104
Distribution and service fees:
Class ADV	126,768	57,020	366
Class S	43,894	20,217	45
Class S2	436	192	4
Class T	11	11	7
Administrative service fees	8,882	4,073	20
Miscellaneous expense	16	7	—

Total expenses	224,418	101,882	546
Net waived and reimbursed fees	(87)	(38)	(1)

Net expenses	224,331	101,844	545

Net investment income	2,012,372	981,847	4,486

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	4,508,068	2,437,604	(15,617)
Sale of non-affiliated underlying funds	(12,545)	(2,000)	(34)

Net realized gain (loss)	4,495,523	2,435,604	(15,651)

Net change in unrealized appreciation or depreciation on:
Affiliated underlying funds	(13,264,625)	(7,299,812)	(43,107)
Non-affiliated underlying funds	(424,421)	(203,347)	(813)

Net change in unrealized appreciation or depreciation	(13,689,046)	(7,503,159)	(43,920)

Net realized and unrealized loss on affiliated underlying funds	(9,193,523)	(5,067,555)	(59,571)

Decrease in net assets resulting from operations	$(7,181,151)	$(4,085,708)	$(55,085)

(1)	Commencement of operations

See Accompanying Notes to Financial Statements

9

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Index Solution Income Portfolio		ING Index Solution 2015 Portfolio
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
FROM OPERATIONS:
Net investment income	$2,110,124	$1,174,211	$2,222,276	$419,448
Net realized gain on sale of underlying funds	2,175,461	2,292,529	4,368,956	1,102,836
Net change in unrealized appreciation or depreciation on underlying funds	(3,713,616)	3,863,874	(10,032,735)	7,081,633

Increase (decrease) in net assets resulting from operations	571,969	7,330,614	(3,441,503)	8,603,917

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(18,633)	—	(84,558)
Class I	—	(4,136)	—	(7,864)
Class S	—	(20,807)	—	(49,556)
Class S2	—	(13)	—	(15)
Class T	—	—	—	—
Net realized gains:
Class ADV	—	(2,045)	—	(2,651)
Class I	—	(384)	—	(220)
Class S	—	(1,992)	—	(1,468)
Class S2	—	(1)	—	—
Class T	—	(1)	—	—

Total distributions	—	(48,012)	—	(146,332)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	15,172,947	181,821,987	38,406,157	98,889,050
Reinvestment of distributions	—	47,985	—	146,317

	15,172,947	181,869,972	38,406,157	99,035,367
Cost of shares redeemed	(11,343,680)	(28,770,134)	(11,377,462)	(11,176,075)

Net increase in net assets resulting from capital share transactions	3,829,267	153,099,838	27,028,695	87,859,292

Net increase in net assets	4,401,236	160,382,440	23,587,192	96,316,877

NET ASSETS:
Beginning of period	164,536,232	4,153,792	109,327,398	13,010,521

End of period	$168,937,468	$164,536,232	$132,914,590	$109,327,398

Undistributed net investment income at end of period	$3,947,181	$1,837,057	$2,948,571	$726,295

See Accompanying Notes to Financial Statements

10

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Index Solution 2025 Portfolio		ING Index Solution 2035 Portfolio
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	Six Months Ended June 30, 2010	Year Ended December 31, 2009
FROM OPERATIONS:
Net investment income (loss)	$2,960,927	$95,126	$2,012,372	$(38,065)
Net realized gain (loss) on sale of underlying funds	7,093,345	(652,172)	4,495,523	(654,031)
Net change in unrealized appreciation or depreciation on underlying funds	(18,654,650)	11,634,181	(13,689,046)	9,287,711

Increase (decrease) in net assets resulting from operations	(8,600,378)	11,077,135	(7,181,151)	8,595,615

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(98,063)	—	(89,284)
Class I	—	(8,744)	—	(4,316)
Class S	—	(56,683)	—	(47,565)
Class S2	—	(13)	—	(15)
Class T	—	—	—	—
Net realized gains:
Class ADV	—	(968)	—	(519)
Class I	—	(77)	—	(23)
Class S	—	(518)	—	(264)
Class S2	—	—	—	—
Class T	—	—	—	—

Total distributions	—	(165,066)	—	(141,986)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	53,433,302	85,460,140	37,246,139	52,463,712
Reinvestment of distributions	—	165,054	—	141,971

	53,433,302	85,625,194	37,246,139	52,605,683
Cost of shares redeemed	(9,703,305)	(8,260,281)	(4,243,036)	(5,877,248)

Net increase in net assets resulting from capital share transactions	43,729,997	77,364,913	33,003,103	46,728,435

Net increase in net assets	35,129,619	88,276,982	25,821,952	55,182,064

NET ASSETS:
Beginning of period	105,394,204	17,117,222	68,531,226	13,349,162

End of period	$140,523,823	$105,394,204	$94,353,178	$68,531,226

Undistributed net investment income at end of period	$3,217,990	$257,063	$2,037,098	$24,726

See Accompanying Notes to Financial Statements

11

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Index Solution 2045 Portfolio		ING Index Solution 2055 Portfolio
	Six Months Ended June 30, 2010	Year Ended December 31, 2009	March 8, 2010(1) to June 30, 2010
FROM OPERATIONS:
Net investment income (loss)	$981,847	$(54,630)	$4,486
Net realized gain (loss) on sale of underlying funds	2,435,604	(482,995)	(15,651)
Net change in unrealized appreciation or depreciation on underlying funds	(7,503,159)	4,736,132	(43,920)

Increase (decrease) in net assets resulting from operations	(4,085,708)	4,198,507	(55,085)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(32,859)	—
Class I	—	(1,900)	—
Class S	—	(19,751)	—
Class S2	—	(13)	—
Class T	—	—	—
Net realized gains:
Class ADV	—	(238)	—
Class I	—	(12)	—
Class S	—	(136)	—
Class S2	—	—	—
Class T	—	—	—

Total distributions	—	(54,909)	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	21,250,362	26,934,646	872,685
Reinvestment of distributions	—	54,896	—

	21,250,362	26,989,542	872,685
Cost of shares redeemed	(3,624,845)	(4,381,717)	(78,119)

Net increase in net assets resulting from capital share transactions	17,625,517	22,607,825	794,566

Net increase in net assets	13,539,809	26,751,423	739,481

NET ASSETS:
Beginning of period	31,709,805	4,958,382	—

End of period	$45,249,614	$31,709,805	$739,481

Undistributed net investment income at end of period	$981,847	$—	$4,486

(1)	Commencement of operations

See Accompanying Notes to Financial Statements

12

FINANCIAL HIGHLIGHTS  (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any (2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Investment income (loss) net of all reductions/additions(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
ING Index Solution Income Portfolio
Class ADV
06-30-10	10.22	0.13	•	(0.11)	0.02	—	—		—	—	10.24	0.20	0.62	0.62	0.62	2.54	15,179	24
12-31-09	9.24	0.12	•	0.89	1.01	0.03	0.00	*	—	0.03	10.22	11.02	0.62	0.62	0.62	1.26	9,310	51
03-10-08(5) - 12-31-08	10.00	0.26	•	(1.02)	(0.76)	—	—		—	—	9.24	(7.60)	0.62	0.62	0.62	3.48	2,543	50
Class I
06-30-10	10.31	0.14	•	(0.09)	0.05	—	—		—	—	10.36	0.48	0.12	0.12	0.12	2.76	1,438	24
12-31-09	9.29	0.16	•	0.90	1.06	0.04	0.00	*	—	0.04	10.31	11.46	0.12	0.12	0.12	1.66	1,198	51
03-10-08(5) - 12-31-08	10.00	0.17		(0.88)	(0.71)	—	—		—	—	9.29	(7.10)	0.12	0.12	0.12	2.16	3	50
Class S
06-30-10	10.26	0.13		(0.09)	0.04	—	—		—	—	10.30	0.39	0.37	0.37	0.37	2.49	152,257	24
12-31-09	9.26	0.20	•	0.84	1.04	0.04	0.00	*	—	0.04	10.26	11.27	0.37	0.37	0.37	2.01	154,022	51
03-10-08(5) - 12-31-08	10.00	0.39	•	(1.13)	(0.74)	—	—		—	—	9.26	(7.40)	0.37	0.37	0.37	5.38	1,606	50
Class S2
06-30-10	10.21	0.21	•	(0.17)	0.04	—	—		—	—	10.25	0.39	0.62	0.52	0.52	4.21	60	24
05-28-09(5) - 12-31-09	9.30	0.11	•	0.84	0.95	0.04	0.00	*	—	0.04	10.21	10.26	0.62	0.52	0.52	1.87	3	51
Class T
06-30-10	10.21	0.10		(0.09)	0.01	—	—		—	—	10.22	0.10	0.87	0.82	0.82	2.04	3	24
12-31-09	9.23	0.08		0.90	0.98	—	0.00	*	—	—	10.21	10.66	0.87	0.82	0.82	0.79	3	51
03-10-08(5) - 12-31-08	10.00	0.11		(0.88)	(0.77)	—	—		—	—	9.23	(7.70)	0.87	0.82	0.82	1.47	3	50

ING Index Solution 2015 Portfolio
Class ADV
06-30-10	9.76	0.17	•	(0.40)	(0.23)	—	—		—	—	9.53	(2.36)	0.62	0.62	0.62	3.40	47,744	28
12-31-09	8.43	0.05	•	1.32	1.37	0.04	0.00	*	—	0.04	9.76	16.28	0.62	0.62	0.62	0.60	35,768	28
03-10-08(5) - 12-31-08	10.00	0.30	•	(1.87)	(1.57)	—	—		—	—	8.43	(15.70)	0.62	0.62	0.62	4.34	8,877	39
Class I
06-30-10	9.85	0.17		(0.39)	(0.22)	—	—		—	—	9.63	(2.23)	0.12	0.12	0.12	3.58	4,098	28
12-31-09	8.46	0.10	•	1.33	1.43	0.04	0.00	*	—	0.04	9.85	16.99	0.12	0.12	0.12	1.05	3,331	28
03-10-08(5) - 12-31-08	10.00	0.26	•	(1.80)	(1.54)	—	—		—	—	8.46	(15.40)	0.12	0.12	0.12	3.72	183	39
Class S
06-30-10	9.80	0.16		(0.38)	(0.22)	—	—		—	—	9.58	(2.24)	0.37	0.37	0.37	3.49	80,863	28
12-31-09	8.45	0.10	•	1.29	1.39	0.04	0.00	*	—	0.04	9.80	16.50	0.37	0.37	0.37	1.09	70,222	28
03-10-08(5) - 12-31-08	10.00	0.27	•	(1.82)	(1.55)	—	—		—	—	8.45	(15.50)	0.37	0.37	0.37	3.92	3,949	39
Class S2
06-30-10	9.76	0.24	•	(0.47)	(0.23)	—	—		—	—	9.53	(2.36)	0.62	0.52	0.52	10.46	207	28
05-28-09(5) - 12-31-09	8.52	0.06	•	1.22	1.28	0.04	0.00	*	—	0.04	9.76	15.11	0.62	0.52	0.52	1.05	3	28

See Accompanying Notes to Financial Statements

13

FINANCIAL HIGHLIGHTS  (UNAUDITED)(CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
ING Index Solution 2015 Portfolio (Continued)
Class T
06-30-10	9.76	0.15		(0.40)	(0.25)	—	—		—	—	9.51	(2.56)	0.87	0.82	0.82	3.00	3	28
12-31-09	8.41	0.02		1.33	1.35	—	0.00	*	—	—	9.76	16.07	0.87	0.82	0.82	0.21	3	28
03-10-08(5) - 12-31-08	10.00	0.09		(1.68)	(1.59)	—	—		—	—	8.41	(15.90)	0.87	0.82	0.82	1.12	3	39

ING Index Solution 2025 Portfolio
Class ADV
06-30-10	9.36	0.20	•	(0.72)	(0.52)	—	—		—	—	8.84	(5.56)	0.62	0.62	0.62	4.34	69,748	32
12-31-09	7.79	0.00	• ,*	1.60	1.60	0.03	0.00	*	—	0.03	9.36	20.58	0.62	0.62	0.62	0.04	52,508	15
03-10-08(5) - 12-31-08	10.00	0.28	•	(2.49)	(2.21)	—	—		—	—	7.79	(22.10)	0.62	0.62	0.62	4.29	12,557	17
Class I
06-30-10	9.44	0.21		(0.71)	(0.50)	—	—		—	—	8.94	(5.30)	0.12	0.12	0.12	4.55	5,362	32
12-31-09	7.82	0.05	•	1.60	1.65	0.03	0.00	*	—	0.03	9.44	21.20	0.12	0.12	0.12	0.52	4,105	15
03-10-08(5) - 12-31-08	10.00	0.11		(2.29)	(2.18)	—	—		—	—	7.82	(21.80)	0.12	0.12	0.12	1.50	2	17
Class S
06-30-10	9.40	0.21	•	(0.72)	(0.51)	—	—		—	—	8.89	(5.43)	0.37	0.37	0.37	4.44	64,692	32
12-31-09	7.80	0.03	•	1.60	1.63	0.03	0.00	*	—	0.03	9.40	20.97	0.37	0.37	0.37	0.37	48,775	15
03-10-08(5) - 12-31-08	10.00	0.35	•	(2.55)	(2.20)	—	—		—	—	7.80	(22.00)	0.37	0.37	0.37	5.36	4,555	17
Class S2
06-30-10	9.36	0.56	•	(1.07)	(0.51)	—	—		—	—	8.85	(5.45)	0.62	0.52	0.52	12.27	720	32
05-28-09(5) - 12-31-09	7.90	0.02	•	1.47	1.49	0.03	0.00	*	—	0.03	9.36	18.96	0.62	0.52	0.52	0.34	4	15
Class T
06-30-10	9.36	0.18		(0.71)	(0.53)	—	—		—	—	8.83	(5.66)	0.87	0.82	0.82	3.75	3	32
12-31-09	7.78	(0.02)		1.60	1.58	—	0.00	*	—	—	9.36	20.31	0.87	0.82	0.82	(0.25)	3	15
03-10-08(5) - 12-31-08	10.00	0.06		(2.28)	(2.22)	—	—		—	—	7.78	(22.20)	0.87	0.82	0.82	0.80	2	17

ING Index Solution 2035 Portfolio
Class ADV
06-30-10	9.14	0.20	•	(0.82)	(0.62)	—	—		—	—	8.52	(6.78)	0.62	0.62	0.62	4.36	52,516	29
12-31-09	7.45	(0.02	)•	1.74	1.72	0.03	0.00	*	—	0.03	9.14	23.19	0.62	0.62	0.62	(0.22)	41,570	14
03-10-08(5) - 12-31-08	10.00	0.33	•	(2.88)	(2.55)	—	—		—	—	7.45	(25.50)	0.62	0.62	0.62	5.29	9,139	19
Class I
06-30-10	9.22	0.21		(0.81)	(0.60)	—	—		—	—	8.62	(6.51)	0.12	0.12	0.12	4.73	2,730	29
12-31-09	7.48	0.02	•	1.76	1.78	0.04	0.00	*	—	0.04	9.22	23.81	0.12	0.12	0.12	0.25	1,947	14
03-10-08(5) - 12-31-08	10.00	0.24	•	(2.76)	(2.52)	—	—		—	—	7.48	(25.20)	0.12	0.12	0.12	3.87	170	19

See Accompanying Notes to Financial Statements

14

FINANCIAL HIGHLIGHTS  (UNAUDITED)(CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
ING Index Solution 2035 Portfolio (Continued)
Class S
06-30-10	9.18	0.22	•	(0.83)	(0.61)	—	—		—	—	8.57	(6.64)	0.37	0.37	0.37	4.73	38,695	29
12-31-09	7.47	0.00	• ,*	1.75	1.75	0.04	0.00	*	—	0.04	9.18	23.42	0.37	0.37	0.37	0.05	25,008	14
03-10-08(5) - 12-31-08	10.00	0.37	•	(2.90)	(2.53)	—	—		—	—	7.47	(25.30)	0.37	0.37	0.37	6.06	4,038	19
Class S2
06-30-10	9.15	0.46	•	(1.07)	(0.61)	—	—		—	—	8.54	(6.67)	0.62	0.52	0.52	10.43	410	29
05-28-09(5) - 12-31-09	7.60	0.00	• ,*	1.59	1.59	0.04	0.00	*	—	0.04	9.15	20.94	0.62	0.52	0.52	(0.01)	4	14
Class T
06-30-10	9.14	0.18		(0.81)	(0.63)	—	—		—	—	8.51	(6.89)	0.87	0.82	0.82	3.94	3	29
12-31-09	7.44	(0.04)		1.74	1.70	—	0.00	*	—	—	9.14	22.85	0.87	0.82	0.82	(0.48)	3	14
03-10-08(5) - 12-31-08	10.00	0.05		(2.61)	(2.56)	—	—		—	—	7.44	(25.60)	0.87	0.82	0.82	0.64	2	19

ING Index Solution 2045 Portfolio
Class ADV
06-30-10	8.92	0.21	•	(0.93)	(0.72)	—	—		—	—	8.20	(8.07)	0.62	0.62	0.62	4.71	25,190	29
12-31-09	7.11	(0.04	)•	1.88	1.84	0.03	0.00	*	—	0.03	8.92	25.89	0.62	0.62	0.62	(0.48)	18,520	22
03-10-08(5) - 12-31-08	10.00	0.24	•	(3.13)	(2.89)	—	—		—	—	7.11	(28.90)	0.62	0.62	0.62	3.81	3,069	12
Class I
06-30-10	9.00	0.22		(0.92)	(0.70)	—	—		—	—	8.30	(7.78)	0.12	0.12	0.12	5.12	1,635	29
12-31-09	7.14	0.00	• ,*	1.89	1.89	0.03	0.00	*	—	0.03	9.00	26.53	0.12	0.12	0.12	0.00 *	1,143	22
03-10-08(5) - 12-31-08	10.00	0.20	•	(3.06)	(2.86)	—	—		—	—	7.14	(28.60)	0.12	0.12	0.12	3.32	115	12
Class S
06-30-10	8.97	0.22	•	(0.93)	(0.71)	—	—		—	—	8.26	(7.92)	0.37	0.37	0.37	4.92	18,234	29
12-31-09	7.13	(0.02	)•	1.89	1.87	0.03	0.00	*	—	0.03	8.97	26.26	0.37	0.37	0.37	(0.23)	12,040	22
03-10-08(5) - 12-31-08	10.00	0.28	•	(3.15)	(2.87)	—	—		—	—	7.13	(28.70)	0.37	0.37	0.37	4.44	1,772	12
Class S2
06-30-10	8.93	0.49	•	(1.20)	(0.71)	—	—		—	—	8.22	(7.95)	0.62	0.52	0.52	11.43	187	29
05-28-09(5) - 12-31-09	7.29	(0.02	)•	1.69	1.67	0.03	0.00	*	—	0.03	8.93	22.97	0.62	0.52	0.52	(0.35)	4	22
Class T
06-30-10	8.92	0.18		(0.91)	(0.73)	—	—		—	—	8.19	(8.18)	0.87	0.82	0.82	4.15	2	29
12-31-09	7.10	(0.06)		1.88	1.82	—	0.00	*	—	—	8.92	25.64	0.87	0.82	0.82	(0.74)	3	22
03-10-08(5) - 12-31-08	10.00	0.03		(2.93)	(2.90)	—	—		—	—	7.10	(29.00)	0.87	0.82	0.82	0.47	2	12

See Accompanying Notes to Financial Statements

15

FINANCIAL HIGHLIGHTS  (UNAUDITED)(CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions						Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
ING Index Solution 2055 Portfolio
Class ADV
03-08-10(5) - 06-30-10	10.00	0.09	•	(1.04)	(0.95)	—	—	—	—	9.05	(9.50)	0.62	0.62	0.62	2.97	577	46
Class I
03-08-10(5) - 06-30-10	10.00	0.35	•	(1.28)	(0.93)	—	—	—	—	9.07	(9.30)	0.12	0.12	0.12	11.29	39	46
Class S
03-08-10(5) - 06-30-10	10.00	0.18	•	(1.12)	(0.94)	—	—	—	—	9.06	(9.40)	0.37	0.37	0.37	6.11	119	46
Class S2
03-08-10(5) - 06-30-10	10.00	0.23	•	(1.18)	(0.95)	—	—	—	—	9.05	(9.50)	0.62	0.52	0.52	7.31	3	46
Class T
03-08-10(5) - 06-30-10	10.00	0.22	•	(1.18)	(0.96)	—	—	—	—	9.04	(9.60)	0.87	0.82	0.82	7.02	3	46

(1)

Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.
(3)

Expense ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage commission recapture arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage commission recapture arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Expense ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the period.
*	Amount is less than $0.005 or less than 0.005% or more than $(0.005).

See Accompanying Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. ING Partners, Inc. (the “Company”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The Company currently consists of thirty-eight active separate investment series. The six Portfolios included in this report are: ING Index Solution Income Portfolio (“Index Solution Income”), ING Index Solution 2015 Portfolio (“Index Solution 2015”), ING Index Solution 2025 Portfolio (“Index Solution 2025”), ING Index Solution 2035 Portfolio (“Index Solution 2035”), ING Index Solution 2045 Portfolio (“Index Solution 2045”) and ING Index Solution 2055 Portfolio (“Index Solution 2055”) (each, a “Portfolio” and collectively, the “Portfolios”). With the exception of Index Solution Income, each Portfolio is structured and managed around a specific target retirement or financial goal date (“Target Date”). When Index Solution 2015, 2025, 2035, 2045 and 2055 Portfolios reach their respective Target Date, they may be combined with the Index Solution Income, without a vote of shareholders, if approved by the Board of Directors (the “Board”). The Portfolios serve as an investment option in underlying variable insurance products offered by Directed Services LLC.

The Portfolios offer the following five classes: Adviser Class (“Class ADV”), Initial Class (“Class I”), Service Class (“Class S”), Service 2 Class (“Class S2”) and Class T. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including custodial asset-based fees, legal and audit fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average net assets. Expenses directly attributable to a particular Portfolio

(including advisory, administration, custodial transaction-based, registration, other professional, distribution and/or service fees, certain taxes, transfer agency out-of-pocket expenses, and offering costs) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Each Portfolio’s shares may be offered to variable annuity and variable life insurance separate accounts, qualified pension and retirement plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolios and certain other investment management companies.

Directed Services LLC serves as the investment adviser (“DSL” or the “Investment Adviser”) to the Portfolios. ING Investment Management Co. serves as the consultant (“IIM” or the “Consultant”) to the Investment Adviser. ING Funds Services, LLC serves as the administrator (“IFS” or the “Administrator”) for the Portfolios. ING Investments Distributor, LLC (formerly, ING Funds Distributor, LLC) (“IID” or the “Distributor”) serves as the principal underwriter to the Portfolios.

The Investment Adviser, the Consultant, IFS and IID are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Adviser and its affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Portfolios and potential termination of the Portfolios’ existing advisory agreement, which may trigger the need for shareholder approval of new agreements.

Each Portfolio seeks to achieve its investment objective by investing in other ING Funds (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds.

17

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A. Security Valuation. The valuation of each Portfolio’s investments in its Underlying Funds is based on the net asset values of the Underlying Funds each business day.

Fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the adviser’s or sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Portfolios of Investments.

The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

For the six months ended June 30, 2010, there have been no significant changes to the fair valuation methodologies.

B. Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Dividend income received from the underlying funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the underlying funds are recognized on the ex-dividend date and are recorded on the Statement of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.

C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gains, if any, are declared and paid annually by the Portfolios. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

D. Federal Income Taxes. It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

E. Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management believes the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT ADVISER AND ADMINISTRATIVE SERVICE FEES

The Portfolios each have entered into an investment management agreement with the Investment Adviser. For its services, each Portfolio pays the Investment Adviser a monthly fee in arrears equal to 0.10% of each Portfolio’s average daily net assets during the month.

18

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 3 — INVESTMENT ADVISER AND ADMINISTRATIVE SERVICE FEES (continued)

DSL pays the Consultant a consulting fee of 0.03% based on the average daily net assets of each Portfolio.

The Consultant will provide tactical allocation recommendations to the Investment Adviser. The Investment Adviser has set up an Investment Committee made up of a team of professionals to consider, review and implement the recommendations of the Consultant, and will retain discretion over implementation of the Consultant’s recommendations. The Consultant will provide ongoing recommendations to the Investment Committee of the Investment Adviser quarterly or as warranted by market conditions.

Under an Administrative Services Agreement between the Portfolios and IFS provides all administrative services necessary for the Portfolios’ operations and is responsible for the supervision of the Portfolios’ other service providers. IFS also assumes all ordinary recurring direct costs of the Portfolios, such as custodian fees, director fees, transfer agency fees and accounting fees. As compensation for these services, IFS receives a monthly fee from each portfolio at an annual rate of 0.02% based on the average daily net assets of each Portfolio.

NOTE 4 — INVESTMENTS IN UNDERLYING FUNDS

For the six months ended June 30, 2010, the cost of purchases and the proceeds from sales of the Underlying Funds were as follows:

	Purchases	Sales
Index Solution Income	$47,149,454	$40,920,102
Index Solution 2015	65,114,064	35,959,666
Index Solution 2025	88,296,069	41,590,226
Index Solution 2035	60,130,763	25,104,752
Index Solution 2045	30,240,868	11,627,847
Index Solution 2055	989,154	190,256

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Classes ADV, S2 and T of the Portfolios have adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), whereby IID is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each Portfolio’s shares (“Distribution Fees”). The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Services Agreement. Under the 12b-1 Plans

each Portfolio makes payments to IID at an annual rate of 0.25%, 0.25% and 0.50% of the Portfolio’s average daily net assets attributable to its Class ADV, Class S2 and Class T shares, respectively. The Distributor has contractually agreed to waive a portion of its fee equal to 0.05% of each Portfolio’s average daily net assets attributable to the distribution fee paid by Class T shares, so that the actual fee paid is an annual rate of 0.45%. The expense waiver will continue through at least May 1, 2011. The Distributor has contractually agreed to waive a portion of its fee equal to 0.10% of each Portfolio’s average daily net assets attributable to the distribution fee paid by Class S2 shares, so that the actual fee paid is an annual rate of 0.15%. The expense waiver will continue through at least May 1, 2011.

The Company has also adopted a Shareholder Servicing Plan (“Service Plan”) for the Classes ADV, S, S2 and T shares of each Portfolio. The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Classes ADV, S, S2 and T shares and their shareholders including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. Under the Service Plan, each Portfolio makes payments to IID which shall not exceed an annual rate of 0.25% of each Portfolio’s average daily net assets attributable to its Classes ADV, S, S2 and T shares.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2010, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Note 5):

Portfolio	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
Index Solution Income	$13,969	$2,790	$37,708	$54,467
Index Solution 2015	11,069	2,213	36,759	50,041
Index Solution 2025	11,848	2,368	43,237	57,453
Index Solution 2035	7,976	1,594	30,527	40,097
Index Solution 2045	3,786	755	14,458	18,999
Index Solution 2055	59	12	253	324

The Company has adopted a Retirement Policy (“Policy”) covering independent directors of the Company who were directors on or before May 9, 2007, and who will have served as an independent director for at least five years as of the date of their retirement (as that term is defined in the Policy). Benefits under the Policy are based on an annual rate as defined in the Policy.

19

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

The Company has adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated directors as described in the Plan to defer the receipt of all or a portion of the directors fees payable. Amounts deferred are treated as though invested in various “notional” funds advised by Directed Services LLC until distribution in accordance with the Plan.

At June 30, 2010, the following indirect, wholly-owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

ING Life Insurance and Annuity Company — Index Solution Income 15.43%; Index Solution 2015 56.21%; Index Solution 2025 76.05%; Index Solution 2035 82.71%; Index Solution 2045 87.51%; Index Solution 2055 92.50%.

ING National Trust — Index Solution Income 83.61%; Index Solution 2015 41.90%; Index Solution 2025 21.34%; Index Solution 2035 15.13%, Index Solution 2045 11.44%; Index Solution 2055 6.75%.

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions and extraordinary expenses to the levels listed below:

Portfolio(1)	Class ADV	Class I	Class S	Class S2	Class T
Index Solution Income	0.62%	0.12%	0.37%	0.52%	0.82%
Index Solution 2015	0.62%	0.12%	0.37%	0.52%	0.82%
Index Solution 2025	0.62%	0.12%	0.37%	0.52%	0.82%
Index Solution 2035	0.62%	0.12%	0.37%	0.52%	0.82%
Index Solution 2045	0.62%	0.12%	0.37%	0.52%	0.82%
Index Solution 2055	0.62%	0.12%	0.37%	0.62%	0.87%

(1)

The operating expense limits apply only at the Portfolio level and do not limit the fees payable by the underlying investment companies in which the Portfolios invest. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of a particular Underlying Fund.

The Investment Adviser may at a later date recoup from a Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio.

As of June 30, 2010, the Portfolios did not have any waived or reimbursed fees subject to recoupment.

Outstanding reimbursement balances due to the Portfolios, if any, under their respective expense limitation agreements are reflected in Reimbursement Due from manager on the accompanying Statements of Assets and Liabilities.

The expense limitation agreement is contractual and shall renew automatically for one-year terms unless the Investment Adviser provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term.

NOTE 8 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
Index Solution Income
Class ADV
06-30-10	736,826	—	(165,886)	570,940	7,651,139	—	(1,720,455)	5,930,684
12-31-09	772,182	2,119	(138,430)	635,871	7,510,831	20,679	(1,322,935)	6,208,575

20

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
Class I
06-30-10	29,931	—	(7,326)	22,605	311,035	—	(77,253)	233,782
12-31-09	121,780	458	(6,420)	115,818	1,128,020	4,507	(63,806)	1,068,721
Class S
06-30-10	690,063	—	(914,557)	(224,494)	7,142,715	—	(9,536,459)	(2,393,744)
12-31-09	17,546,706	2,329	(2,711,738)	14,837,297	173,180,136	22,799	(27,383,383)	145,819,552
Class S2
06-30-10	6,453	—	(923)	5,530	68,058	—	(9,513)	58,545
05-28-09(1) - 12-31-09	323	—	—	323	3,000	—	—	3,000
Class T
06-30-10	—	—	—	—	—	—	—	—
12-31-09	—	—	(1)	(1)	—	—	(10)	(10)
Index Solution 2015
Class ADV
06-30-10	1,754,077	—	(405,527)	1,348,550	17,399,690	—	(4,019,385)	13,380,305
12-31-09	3,154,772	9,541	(554,169)	2,610,144	28,444,576	87,208	(4,991,890)	23,539,894
Class I
06-30-10	209,089	—	(121,982)	87,107	2,082,260	—	(1,215,720)	866,540
12-31-09	342,004	879	(26,139)	316,744	3,029,659	8,085	(230,071)	2,807,673
Class S
06-30-10	1,882,439	—	(601,851)	1,280,588	18,545,996	—	(5,983,863)	12,562,133
12-31-09	7,333,111	5,564	(644,277)	6,694,398	67,411,815	51,024	(5,954,105)	61,508,734
Class S2
06-30-10	37,230	—	(15,845)	21,385	378,211	—	(158,494)	219,717
05-28-09(1) - 12-31-09	352	—	—	352	3,000	—	—	3,000
Class T
06-30-10	—	—	—	—	—	—	—	—
12-31-09	—	—	(1)	(1)	—	—	(9)	(9)
Index Solution 2025
Class ADV
06-30-10	2,877,687	—	(599,450)	2,278,237	27,307,100	—	(5,629,297)	21,677,803
12-31-09	4,746,621	11,489	(761,986)	3,996,124	40,181,589	99,031	(6,234,718)	34,045,902
Class I
06-30-10	205,264	—	(40,258)	165,006	1,967,251	—	(387,258)	1,579,993
12-31-09	439,166	1,017	(5,630)	434,553	3,570,146	8,821	(48,827)	3,530,140
Class S
06-30-10	2,448,268	—	(361,793)	2,086,475	23,097,453	—	(3,430,843)	19,666,610
12-31-09	4,824,138	6,613	(227,500)	4,603,251	41,705,404	57,202	(1,976,728)	39,785,878
Class S2
06-30-10	107,728	—	(26,793)	80,935	1,061,498	—	(255,907)	805,591
05-28-09(1) - 12-31-09	380	—	—	380	3,001	—	—	3,001
Class T
06-30-10	—	—	—	—	—	—	—	—
12-31-09	—	—	(1)	(1)	—	—	(8)	(8)

21

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
Index Solution 2035
Class A
06-30-10	1,925,362	—	(310,945)	1,614,417	17,844,504	—	(2,864,705)	14,979,799
12-31-09	3,883,685	10,742	(574,424)	3,320,003	31,741,315	89,803	(4,644,626)	27,186,492
Class I
06-30-10	116,344	—	(10,703)	105,641	1,088,260	—	(98,942)	989,318
12-31-09	202,344	516	(14,355)	188,505	1,619,835	4,339	(126,275)	1,497,899
Class S
06-30-10	1,926,428	—	(135,743)	1,790,685	17,797,272	—	(1,226,304)	16,570,968
12-31-09	2,314,774	5,701	(138,104)	2,182,371	19,099,562	47,829	(1,106,339)	18,041,052
Class S2
06-30-10	53,539	—	(5,955)	47,584	516,103	—	(53,085)	463,018
05-28-09(1) - 12-31-09	395	—	—	395	3,000	—	—	3,000
Class T
06-30-10	—	—	—	—	—	—	—	—
12-31-09	—	—	(1)	(1)	—	—	(8)	(8)
Index Solution 2045
Class A
06-30-10	1,210,894	—	(216,323)	994,571	10,913,301	—	(1,938,110)	8,975,191
12-31-09	2,094,077	4,086	(453,470)	1,644,693	16,501,497	33,097	(3,635,361)	12,899,233
Class I
06-30-10	87,569	—	(17,526)	70,043	795,060	—	(161,598)	633,462
12-31-09	120,614	234	(9,962)	110,886	957,678	1,912	(84,757)	874,833
Class S
06-30-10	1,036,683	—	(170,891)	865,792	9,317,588	—	(1,511,570)	7,806,018
12-31-09	1,173,686	2,443	(81,706)	1,094,423	9,472,471	19,887	(661,591)	8,830,767
Class S2
06-30-10	23,862	—	(1,497)	22,365	224,413	—	(13,567)	210,846
05-28-09(1) - 12-31-09	412	—	—	412	3,000	—	—	3,000
Class T
06-30-10	—	—	—	—	—	—	—	—
12-31-09	—	—	(1)	(1)	—	—	(8)	(8)
Index Solution 2055
Class ADV
03-08-10(1) - 06-30-10	70,707	—	(6,982)	63,725	683,320	—	(66,655)	616,665
06-30-09	—	—	—	—	—	—	—	—
Class I
03-08-10(1) - 06-30-10	4,567	—	(300)	4,267	47,363	—	(2,913)	44,450
06-30-09	—	—	—	—	—	—	—	—
Class S
03-08-10(1) - 06-30-10	13,958	—	(864)	13,094	135,956	—	(8,545)	127,411
06-30-09	—	—	—	—	—	—	—	—

22

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARES (continued)

	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	($)	($)	($)	($)
Class S2
03-08-10(1) - 06-30-10	304	—	(1)	303	3,036	—	(6)	3,030
06-30-09	—	—	—	—	—	—	—	—
Class T
03-08-10(1) - 06-30-10	301	—	—	301	3,010	—	—	3,010
06-30-09	—	—	—	—	—	—	—	—

(1)	Commencement of operations.

NOTE 9 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

No dividends or distributions were made during the six months ended June 30, 2010. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2009 was as follows:

	Ordinary Income	Long-Term Capital Gains
Index Solution Income	$48,012	$—
Index Solution 2015	146,332	—
Index Solution 2025	165,066	—
Index Solution 2035	141,986	—
Index Solution 2045	53,759	1,150

The tax-basis components of distributable earnings as of December 31, 2009 were:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)
Index Solution Income	$3,433,040	$17,541	$3,816,623
Index Solution 2015	1,285,165	914,839	5,517,209
Index Solution 2025	276,621	249,699	9,115,574
Index Solution 2035	39,256	170,229	7,306,861
Index Solution 2045	—	126,957	3,209,462

The Portfolios’ major tax jurisdictions are federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2008.

As of June 30, 2010, no provisions for income tax would be required in the Portfolios’ financial statements as a result of tax positions taken on federal income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 10 — CONCENTRATION OF INVESTMENT RISK

All mutual funds involve risk — some more than others  — and there is always the chance that you could lose money or not earn as much as you hope. A Fund’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by the Funds and their corresponding risks, see the Funds’ most recent Prospectus and/or the Statement of Additional Information.

23

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2010 (UNAUDITED) (CONTINUED)

NOTE 10 — CONCENTRATION OF INVESTMENT RISK (continued)

The Portfolios are also affected by other kinds of risks, depending on the types of securities held or strategies used by an Underlying Fund.

Asset Allocation. Assets will be allocated among Underlying Funds and markets based on judgements by the Adviser or Consultant. There is a risk that the Portfolios may allocate assets to an Underlying Fund or market that underperforms other funds or asset classes.

Foreign Securities. Investments in foreign securities may entail risks not present in domestic investments. Since securities in which an Underlying Fund may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-à-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Underlying Funds’ investments.

NOTE 11 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2010, the Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains	Payable Date	Record Date
Index Solution Income
Class ADV	$0.1061	$0.0977	$0.0011	August 13, 2010	August 11, 2010
Class I	$0.1223	$0.0977	$0.0011	August 13, 2010	August 11, 2010
Class S	$0.1130	$0.0977	$0.0011	August 13, 2010	August 11, 2010
Class S2	$0.1212	$0.0977	$0.0011	August 13, 2010	August 11, 2010
Class T	$0.0556	$0.0977	$0.0011	August 13, 2010	August 11, 2010
Index Solution 2015
Class ADV	$0.0432	$0.0390	$0.0639	August 13, 2010	August 11, 2010
Class I	$0.0621	$0.0390	$0.0639	August 13, 2010	August 11, 2010
Class S	$0.0546	$0.0390	$0.0639	August 13, 2010	August 11, 2010
Class S2	$0.0619	$0.0390	$0.0639	August 13, 2010	August 11, 2010
Class T	$0.0005	$0.0390	$0.0639	August 13, 2010	August 11, 2010
Index Solution 2025
Class ADV	$0.0102	$0.0012	$0.0152	August 13, 2010	August 11, 2010
Class I	$0.0268	$0.0012	$0.0152	August 13, 2010	August 11, 2010
Class S	$0.0204	$0.0012	$0.0152	August 13, 2010	August 11, 2010
Class S2	$0.0268	$0.0012	$0.0152	August 13, 2010	August 11, 2010
Class T	$—	$0.0012	$0.0152	August 13, 2010	August 11, 2010
Index Solution 2035
Class ADV	$—	$0.0013	$0.0146	August 13, 2010	August 11, 2010
Class I	$0.0082	$0.0013	$0.0146	August 13, 2010	August 11, 2010
Class S	$0.0046	$0.0013	$0.0146	August 13, 2010	August 11, 2010
Class S2	$0.0081	$0.0013	$0.0146	August 13, 2010	August 11, 2010
Class T	$—	$0.0013	$0.0146	August 13, 2010	August 11, 2010
Index Solution 2045
Class ADV	$—	$—	$0.0214	August 13, 2010	August 11, 2010
Class I	$—	$—	$0.0214	August 13, 2010	August 11, 2010
Class S	$—	$—	$0.0214	August 13, 2010	August 11, 2010
Class S2	$—	$—	$0.0214	August 13, 2010	August 11, 2010
Class T	$—	$—	$0.0214	August 13, 2010	August 11, 2010

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

24

ING INDEX SOLUTION PORTFOLIOS	PORTFOLIO ASSET ALLOCATION AS OF JUNE 30, 2010 (UNAUDITED)

(as a percentage of net assets)

Underlying Funds		ING Index Solution 2015 Portfolio		ING Index Solution 2025 Portfolio		ING Index Solution 2035 Portfolio		ING Index Solution 2045 Portfolio		ING Index Solution 2055 Portfolio		ING Index Solution Income Portfolio
ING International Index Portfolio - Class I	%	11.3		17.9		23.9		33.1		33.1		4.9
ING Russell Large Cap Index Portfolio - Class I	%	31.4		39.7		36.9		31.0		31.0		22.4
ING Russell Mid Cap Index Portfolio - Class I	%	2.4		8.8		10.9		14.9		14.9		—
ING Russell Small Cap Index Portfolio - Class I	%	2.4		4.9		8.9		11.9		11.9		—
ING U.S. Bond Index Portfolio - Class I	%	50.6		25.8		15.5		5.2		5.2		70.8
Vanguard Emerging Markets ETF	%	1.9		2.9		3.9		3.9		3.9		1.9
Other Assets and Liabilities - Net	%	(0.0	)*	(0.0	)*	(0.0	)*	(0.0	)*	(0.0	)*	(0.0	)*

	%	100.0		100.0		100.0		100.0		100.0		100.0

*	Amount is more than (0.05)%

See Accompanying Notes to Financial Statements

25

ING INDEX SOLUTION INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Shares			Value

EXCHANGE-TRADED FUNDS: 1.9%
85,647	Vanguard Emerging Markets ETF		$3,253,729
	Total Exchange-Traded Funds (Cost $ 3,605,615)		3,253,729

AFFILIATED INVESTMENT COMPANIES: 98.1%
1,201,246	ING International Index Portfolio - Class I		8,216,522
4,774,344	ING Russell Large Cap Index Portfolio - Class I		37,812,802
11,053,396	ING U.S. Bond Index Portfolio - Class I		119,708,282
	Total Affiliated Investment Companies (Cost $ 165,243,636)		165,737,606

	Total Investments in Securities (Cost $ 168,849,251)*	100.0%	$168,991,335
	Other Assets and Liabilities - Net	(0.0)	(53,867)

	Net Assets	100.0%	$168,937,468

*	Cost for federal income tax purposes is $168,923,836.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$3,478,045
Gross Unrealized Depreciation	(3,410,546)

Net Unrealized Appreciation	$67,499

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Exchange-Traded Funds	$3,253,730	$—	$—	$3,253,730
Affiliated Investment Companies	165,737,605	—	—	165,737,605

Total Investments, at value	$168,991,335	$—	$—	$168,991,335

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

26

ING INDEX SOLUTION 2015 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Shares			Value

EXCHANGE-TRADED FUNDS: 1.9%
67,836	Vanguard Emerging Markets ETF		$2,577,090
	Total Exchange-Traded Funds (Cost $ 2,863,036)		2,577,090

AFFILIATED INVESTMENT COMPANIES: 98.1%
2,194,105	ING International Index Portfolio - Class I		15,007,679
5,271,021	ING Russell Large Cap Index Portfolio - Class I		41,746,483
357,679	ING Russell Mid Cap Index Portfolio - Class I		3,233,415
337,459	ING Russell Small Cap Index Portfolio - Class I		3,222,730
6,202,821	ING U.S. Bond Index Portfolio - Class I		67,176,554
	Total Affiliated Investment Companies (Cost $ 133,656,408)		130,386,861

	Total Investments in Securities (Cost $ 136,519,444)*	100.0%	$132,963,951
	Other Assets and Liabilities - Net	(0.0)	(49,361)

	Net Assets	100.0%	$132,914,590

*	Cost for federal income tax purposes is $136,922,911.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$1,987,204
Gross Unrealized Depreciation	(5,946,164)

Net Unrealized Depreciation	$(3,958,960)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Exchange-Traded Funds	$2,577,090	$—	$—	$2,577,090
Affiliated Investment Companies	130,386,861	—	—	130,386,861

Total Investments, at value	$132,963,951	$—	$—	$132,963,951

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

27

ING INDEX SOLUTION 2025 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Shares			Value

EXCHANGE-TRADED FUNDS: 2.9%
108,847	Vanguard Emerging Markets ETF		$4,135,098
	Total Exchange-Traded Funds (Cost $ 4,611,001)		4,135,098

AFFILIATED INVESTMENT COMPANIES: 97.1%
3,669,725	ING International Index Portfolio - Class I		25,100,920
7,039,759	ING Russell Large Cap Index Portfolio - Class I		55,754,889
1,376,160	ING Russell Mid Cap Index Portfolio - Class I		12,440,488
721,440	ING Russell Small Cap Index Portfolio - Class I		6,889,752
3,348,002	ING U.S. Bond Index Portfolio - Class I		36,258,857
	Total Affiliated Investment Companies (Cost $ 144,320,072)		136,444,906

	Total Investments in Securities (Cost $ 148,931,073)*	100.0%	$140,580,004
	Other Assets and Liabilities - Net	(0.0)	(56,181)

	Net Assets	100.0%	$140,523,823

*	Cost for federal income tax purposes is $149,713,332.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$873,037
Gross Unrealized Depreciation	(10,006,365)

Net Unrealized Depreciation	$(9,133,328)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Exchange-Traded Funds	$4,135,098	$—	$—	$4,135,098
Affiliated Investment Companies	136,444,906	—	—	136,444,906

Total Investments, at value	$140,580,004	$—	$—	$140,580,004

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

28

ING INDEX SOLUTION 2035 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Shares			Value

EXCHANGE-TRADED FUNDS: 3.9%
97,992	Vanguard Emerging Markets ETF		$3,722,716
	Total Exchange-Traded Funds (Cost $ 4,147,137)		3,722,716

AFFILIATED INVESTMENT COMPANIES: 96.1%
3,300,728	ING International Index Portfolio - Class I		22,576,979
4,392,824	ING Russell Large Cap Index Portfolio - Class I		34,791,163
1,134,792	ING Russell Mid Cap Index Portfolio - Class I		10,258,521
876,089	ING Russell Small Cap Index Portfolio - Class I		8,366,647
1,355,160	ING U.S. Bond Index Portfolio - Class I		14,676,379
	Total Affiliated Investment Companies (Cost $ 95,616,026)		90,669,689

	Total Investments in Securities (Cost $ 99,763,163)*	100.0%	$94,392,405
	Other Assets and Liabilities - Net	(0.0)	(39,227)

	Net Assets	100.0%	$94,353,178

*	Cost for federal income tax purposes is $100,509,135.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$715,343
Gross Unrealized Depreciation	(6,832,073)

Net Unrealized Depreciation	$(6,116,730)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Exchange-Traded Funds	$3,722,716	$—	$—	$3,722,716
Affiliated Investment Companies	90,669,689	—	—	90,669,689

Total Investments, at value	$94,392,405	$—	$—	$94,392,405

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

29

ING INDEX SOLUTION 2045 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Shares			Value

EXCHANGE-TRADED FUNDS: 3.9%
46,802	Vanguard Emerging Markets ETF		$1,778,008
	Total Exchange-Traded Funds (Cost $ 1,981,356)		1,778,008

AFFILIATED INVESTMENT COMPANIES: 96.1%
2,189,274	ING International Index Portfolio - Class I		14,974,635
1,773,035	ING Russell Large Cap Index Portfolio - Class I		14,042,434
745,664	ING Russell Mid Cap Index Portfolio - Class I		6,740,799
562,929	ING Russell Small Cap Index Portfolio - Class I		5,375,971
217,568	ING U.S. Bond Index Portfolio - Class I		2,356,256
	Total Affiliated Investment Companies (Cost $ 46,864,333)		43,490,095

	Total Investments in Securities (Cost $ 48,845,689)*	100.0%	$45,268,103
	Other Assets and Liabilities - Net	(0.0)	(18,489)

	Net Assets	100.0%	$45,249,614

*	Cost for federal income tax purposes is $49,307,681.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$43,584
Gross Unrealized Depreciation	(4,083,162)

Net Unrealized Depreciation	$(4,039,578)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Exchange-Traded Funds	$1,778,008	$—	$—	$1,778,008
Affiliated Investment Companies	43,490,095	—	—	43,490,095

Total Investments, at value	$45,268,103	$—	$—	$45,268,103

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

30

ING INDEX SOLUTION 2055 PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2010 (UNAUDITED)

Shares			Value

EXCHANGE-TRADED FUNDS: 3.9%
755	Vanguard Emerging Markets ETF		$28,683
	Total Exchange-Traded Funds (Cost $ 29,495)		28,683

AFFILIATED INVESTMENT COMPANIES: 96.1%
35,807	ING International Index Portfolio - Class I		244,920
28,953	ING Russell Large Cap Index Portfolio - Class I		229,308
12,181	ING Russell Mid Cap Index Portfolio - Class I		110,117
9,197	ING Russell Small Cap Index Portfolio - Class I		87,832
3,552	ING U.S. Bond Index Portfolio - Class I		38,467
	Total Affiliated Investment Companies (Cost $ 753,752)		710,644

	Total Investments in Securities (Cost $ 783,247)*	100.0%	$739,327
	Other Assets and Liabilities - Net	0.0	154

	Net Assets	100.0%	$739,481

*	Cost for federal income tax purposes is $800,735.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$455
Gross Unrealized Depreciation	(61,863)

Net Unrealized Depreciation	$(61,408)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2010
Asset Table
Investments, at value
Exchange-Traded Funds	$28,682	$—	$—	$28,682
Affiliated Investment Companies	710,645	—	—	710,645

Total Investments, at value	$739,327	$—	$—	$739,327

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

31

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

BOARD CONSIDERATION AND APPROVAL OF NEW ADVISORY OR SUB-ADVISORY CONTRACTS

Section 15 of the Investment Company Act of 1940 Act, as amended (the “1940 Act”), mandates that, when a series of ING Partners Inc. (the “Company”) enters into a new advisory agreement (each an “Advisory Contract”), the Board of Directors (the “Board”) of the Company, including a majority of Board members who have no direct or indirect interest in the Advisory Contract, and who are not “interested persons” of the series, as such term is defined under the 1940 Act (the “Independent Directors”), must approve the new arrangements. Discussed below are certain factors that the Board considered in determining whether to approve new advisory arrangements for Index Solution 2055 Portfolio, a series of the Company.

The type and format of the information provided to the Board or to legal counsel for the Independent Directors in connection with the contract approval process has been codified in the ING Funds 15(c) Methodology Guide. This Guide was developed under the direction of the Independent Directors and sets out a blueprint pursuant to which the Independent Directors request certain information that they deem important to facilitate an informed review in connection with initial approvals of advisory contracts. Management provides certain of the information requested by the 15(c) Methodology Guide in Fund Analysis and Comparison Tables (“FACT sheets”) prior to the Independent Directors’ review of advisory arrangements.

ING Index Solution 2055 Portfolio

In determining whether to approve the Advisory Contracts for ING Index Solution 2055 Portfolio (the “Index Solution 2055 Portfolio”), the Board received and evaluated such information as it deemed necessary for an informed determination of whether each contract, and the proposed policies and procedures for the Index Solution 2055 Portfolio, should be approved. The materials provided to the Board in support of the Portfolio and its Advisory Contract included the following: (1) a memorandum presenting Management’s rationale for requesting the launch of the Index Solution 2055 Portfolio that discusses, among other things, DSL’s experience and expertise in the management of other funds within the ING Funds complex, including the existing suite of ING Solution Portfolios; (2) information about the Index Solution 2055 Portfolio’s proposed investment objective and strategies and anticipated portfolio characteristics;

(3) FACT sheets for the Portfolio that compare the Index Solution 2055 Portfolio’s proposed fee structure to its comparable selected peer group (“Selected Peer Group”) and its Morningstar category median; (4) responses from DSL to questions posed by K&L Gates LLP, independent legal counsel, on behalf of the Independent Directors; (5) supporting documentation, including copies of the forms of Advisory Contract for the Index Solution 2055 Portfolio; and (6) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by DSL in the context of DSL’s oversight and management of funds in the ING Funds complex.

In determining whether to approve the Advisory Contract for the Index Solution 2055 Portfolio, the Board considered a number of factors that its members believed, in light of the legal advice furnished to them by K&L Gates LLP and their own business judgment, to be relevant. The Board, including a majority of the Independent Directors, did not identify any single factor as all-important or controlling, and each member of the Board may have given different weight to different factors.

The Board’s consideration of whether to approve the Advisory Contract with DSL on behalf of the Index Solution 2055 Portfolio took into account several factors including, but not limited to the following: (1) the nature and quality of the services to be provided by DSL to the Index Solution 2055 Portfolio under the proposed Advisory Contract; (2) DSL’s experience with respect to other funds within the ING Funds complex, including similar funds-of-funds; (3) DSL’s strength and reputation within the industry; (4) the fairness of the compensation under the proposed Advisory Contract in light of the services to be provided to the Index Solution 2055 Portfolio; (5) the costs for the services to be provided by DSL, including that the proposed advisory fee would not be subject to breakpoint discounts; (6) the pricing structure (including the estimated expense ratio to be borne by shareholders) of the Index Solution 2055 Portfolio, as compared to other similarly-managed funds in the comparable Selected Peer Group, including Management’s analysis that (a) the proposed management fee is below the average and the median of the funds in the Portfolio’s proposed Selected Peer Group, and (b) the estimated expense ratio for the Index Solution 2055 Portfolio is below the average and the median expense ratios of the funds in the Index Solution 2055 Portfolio’s

32

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

proposed Selected Peer Group; (7) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of DSL, including its management team’s expertise in management of other funds, including other funds-of-funds, within in the ING Funds complex and asset allocation products; (8) the projected profitability of DSL; (9) DSL’s compliance capabilities, as demonstrated by, among other things, its policies and procedures designed to prevent violations of the Federal securities laws, which had previously been approved by the Board in connection with their oversight of other funds in the ING Funds complex; (10) the information that had been provided by DSL at regular Board meetings, and in anticipation of the May 14, 2009 meeting at which the Advisory Contract was considered, with respect to its capabilities in overseeing similar asset allocation products; and (11) “fall-out benefits” to DSL and its affiliates that were anticipated to arise from DSL’s management of the Solution Portfolios.

After its deliberation, the Board reached the following conclusions: (1) the Index Solution 2055 Portfolio’s proposed management fee rate is reasonable in the context of all factors considered by the Board; (2) the Index Solution 2055 Portfolio’s estimated expense ratio is reasonable in the context of all factors considered by the Board; and (3) DSL maintains an appropriate compliance program, with this conclusion based upon the Board’s previous and ongoing review of the compliance program. And the representations of the ING Funds’ Chief Compliance Officer in materials provided to the Board in advance of the May meeting. Based on these conclusions and other factors, the Board voted to approve the Advisory Contract for the Index Solution 2055 Portfolio. During their deliberations, different Board members may have given different weight to different individual factors and related conclusions.

33

Investment Adviser

Directed Services LLC

1475 Dunwoody Drive

West Chester, Pennsylvania 19380

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

(formerly, PNC Global Investment Servicing (U.S.) Inc.)

301 Bellevue Parkway

Willmington, Delaware 19809

Custodian

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VSAR-UISOL	(0610-082510

ITEM 2.	CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

For the Portfolios that have a complete Schedule of investments, the schedule is included as part of the report to shareholders filed under Item 1 of this Form. For all others, see below

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of June 30, 2010 (Unaudited)

Shares			Value

COMMON STOCK: 89.9%
		Consumer Discretionary: 10.5%
6,100		Aaron Rents, Inc.	$104,127
11,900	@	Arctic Cat, Inc.	108,409
5,100	@	Big Lots, Inc.	163,659
5,600		Bob Evans Farms, Inc.	137,872
8,500	@, L	Cabela’s, Inc.	120,190
4,300		Cato Corp.	94,686
19,400	@	CEC Entertainment, Inc.	684,044
37,000	@, L	Charming Shoppes, Inc.	138,750
24,100		Christopher & Banks Corp.	149,179
37,700	@, L	Coldwater Creek, Inc.	126,672
16,100	@	Collective Brands, Inc.	254,380
4,900		Cooper Tire & Rubber Co.	95,550
5,000	@	Core-Mark Holding Co., Inc.	137,000
31,400	@, L	Corinthian Colleges, Inc.	309,290
6,500	I	CSS Industries, Inc.	107,250
9,100	@	Culp, Inc.	99,736
99,600	@, I	Entravision Communications Corp.	210,156
9,300		Ethan Allen Interiors, Inc.	130,107
48,500	@	EW Scripps Co.	360,355
8,700		Finish Line	121,191
20,200		Fortune Brands, Inc.	791,436
8,900		Fred’s, Inc.	98,434
23,300	@	Furniture Brands International, Inc.	121,626
8,400	@	Genesco, Inc.	221,004
27,859		Genuine Parts Co.	1,099,038
5,300	@, L	Group 1 Automotive, Inc.	124,709
8,500		Harte-Hanks, Inc.	88,825
3,900	@	Helen of Troy Ltd.	86,034
26,400		HOT Topic, Inc.	134,112
26,817		International Speedway Corp.	690,806
7,800	@	Jack in the Box, Inc.	151,710
7,000	@, L	Jakks Pacific, Inc.	100,660
10,900		Jones Apparel Group, Inc.	172,765
33,300	@, I	Journal Communications, Inc.	132,201
16,100	@	Knology, Inc.	175,973
51,800	@, I	Lin TV Corp.	280,238
6,300	@	Lincoln Educational Services Corp.	129,717
96,400		Lowe’s Cos., Inc.	1,968,484
8,200	@	M/I Homes, Inc.	79,048
12,500		Mattel, Inc.	264,500
31,600	@, L	McClatchy Co.	115,024
4,800		MDC Holdings, Inc.	129,360
38,700	@	New York & Co., Inc.	88,623
16,100		Omnicom Group	552,230
8,500	@, L	Penske Auto Group, Inc.	96,560
10,300		PEP Boys-Manny Moe & Jack	91,258
24,100		Petsmart, Inc.	727,097
6,200	@	RC2 Corp.	99,882
7,300	@	Red Robin Gourmet Burgers, Inc.	125,268
8,500		Regis Corp.	132,345
4,700	@	Rent-A-Center, Inc.	95,222
10,000	@	Ruby Tuesday, Inc.	85,000
8,400		Scholastic Corp.	202,608
33,788		Speedway Motorsports, Inc.	458,165
7,500	I	Sport Supply Group, Inc.	100,950
8,000		Stage Stores, Inc.	85,440
17,400		Standard Motor Products, Inc.	140,418
30,900		Staples, Inc.	588,645
8,400	@	Systemax, Inc.	126,588
26,700	@	Toll Brothers, Inc.	436,812
3,500	@	TRW Automotive Holdings Corp.	96,495
24,200	@	Wet Seal, Inc.	88,330
937		Wolverine World Wide, Inc.	23,631
			15,249,874
		Consumer Staples: 5.4%
12,100		Campbell Soup Co.	433,543
20,400	@, I	Cellu Tissue Holdings, Inc.	158,508
7,200		Clorox Co.	447,552
15,900		Coca-Cola Enterprises, Inc.	411,174
64,378		ConAgra Foods, Inc.	1,501,295
7,200	I	Farmer Bros Co.	108,648
27,600		HJ Heinz Co.	1,192,872
7,200		Inter Parfums, Inc.	102,456
4,200		Kellogg Co.	211,260
29,723		Kimberly-Clark Corp.	1,802,105
19,600	@	Prestige Brands Holdings, Inc.	138,768
3,200	@	Ralcorp Holdings, Inc.	175,360
3,700		Ruddick Corp.	114,663
19,700	@, I, L	Schiff Nutrition International, Inc.	140,264
4,000	@, L	Seneca Foods Corp.	129,040
3,100	@	TreeHouse Foods, Inc.	141,546
2,360		Village Super Market	61,950
4,900		WD-40 Co.	163,660
10,700	L	Weis Markets, Inc.	352,137
			7,786,801
		Energy: 6.6%
5,000	@	Alpha Natural Resources, Inc.	169,350
10,500		Baker Hughes, Inc.	436,485
5,900		Berry Petroleum Co.	151,748
5,800	@	Bill Barrett Corp.	178,466
5,700	@	Bristow Group, Inc.	167,580
14,000		Devon Energy Corp.	852,880

25,000	@	DHT Maritime, Inc.	96,250
6,700	@	Forest Oil Corp.	183,312
20,000		Frontier Oil Corp.	269,000
18,900	@	Global Industries Ltd.	84,861
7,600	@, L	Goodrich Petroleum Corp.	91,200
10,000	@	Helix Energy Solutions Group, Inc.	107,700
2,200		Helmerich & Payne, Inc.	80,344
8,800		Hugoton Royalty Trust	167,024
57,200		Imperial Oil Ltd.	2,083,712
18,600	@	Key Energy Services, Inc.	170,748
16,000		Murphy Oil Corp.	792,800
6,600		Noble Energy, Inc.	398,178
11,200	L	Nordic American Tanker Shipping	314,608
11,700	@	North American Energy Partners, Inc.	103,311
2,500		Overseas Shipholding Group	92,600
5,914	@	PAA Natural Gas Storage L.P.	140,931
5,800		Penn Virginia Corp.	116,638
5,850	@	Rosetta Resources, Inc.	115,889
11,500	@	Rowan Cos., Inc.	252,310
22,200	@, L	SandRidge Energy, Inc.	129,426
10,100	@	Superior Energy Services	188,567
6,100	@	Swift Energy Co.	164,151
27,300	@	Tetra Technologies, Inc.	247,884
7,000	@	Ultra Petroleum Corp.	309,750
4,500	@	Unit Corp.	182,655
54,200	L	W&T Offshore, Inc.	512,732
9,900	@, I	Williams Pipeline Partners L.P.	319,968
			9,673,058
		Financials: 21.4%
23,500		ACE Ltd.	1,209,780
22,500		Allstate Corp.	646,425
10,800		Alterra Capital Holdings Ltd.	202,824
11,500		American Equity Investment Life Holding Co.	118,680
6,200	I	American National Bankshares I	132,618
16,266		Ameriprise Financial, Inc.	587,691
50,800		AON Corp.	1,885,696
24,200		Apollo Investment Corp.	225,786
25,800		Ares Capital Corp.	323,274
17,200		Artio Global Investors, Inc.	270,728
8,600		Aspen Insurance Holdings Ltd.	212,764
12,400		Associated Banc-Corp.	152,024
12,700		Assured Guaranty Ltd.	168,529
8,400	I, L	Baldwin & Lyons, Inc.	176,484
33,083		Boston Private Financial Holdings, Inc.	212,724
11,600		Brookline Bancorp., Inc.	103,008
20,400		Calamos Asset Management, Inc.	189,312
827	@	CBOE Holdings, Inc.	26,919
29,600		Chubb Corp.	1,480,296
82,400	@	Citizens Banking Corp.	70,040
27,336		Comerica, Inc.	1,006,785
21,449		Commerce Bancshares, Inc.	771,950
5,100		Community Bank System, Inc.	112,353
9,000		Compass Diversified Trust	120,690
10,500		CVB Financial Corp.	99,750
4,200		Delphi Financial Group	102,522
10,700		East-West Bancorp., Inc.	163,175
3,500		Erie Indemnity Co.	159,250
12,000		Fifth Street Finance Corp	132,360
13,700		First Financial Holdings, Inc.	156,865
25,900	I, L	First Financial Northwest, Inc.	102,564
30,399	@, I	First Horizon National Corp.	348,069
7,300		First Interstate Bancsystem, Inc.	114,829
12,400		First Midwest Bancorp., Inc.	150,784
23,100		First Niagara Financial Group, Inc.	289,443
17,600		FirstMerit Corp.	301,488
24,100	@, L	Flagstar Bancorp, Inc.	75,674
8,400		Flushing Financial Corp.	102,732
16,600		FNB Corp.	133,298
37,174		Fulton Financial Corp.	358,729
41,500	@, I, L	Hampton Roads Bankshares, Inc.	31,125
5,200		Hanover Insurance Group, Inc.	226,200
12,785		Hartford Financial Services Group, Inc.	282,932
79,189		HCC Insurance Holdings, Inc.	1,960,720
12,400	@, I, L	Heritage Financial Corp.	185,628
19,600	@, I	HFF, Inc.	138,572
49,200		Hudson City Bancorp., Inc.	602,208
1,900		IBERIABANK Corp.	97,812
26,100	@	Invesco Ltd.	439,263
10,200	@	Investment Technology Group, Inc.	163,812
13,200		Keycorp	101,508
13,400	I, L	K-Fed Bancorp	121,672
7,200	@	Knight Capital Group, Inc.	99,288
9,100		Lakeland Financial Corp.	181,818
74,376		Marsh & McLennan Cos., Inc.	1,677,179
17,700		Marshall & Ilsley Corp.	127,086
5,600		MB Financial Corp.	102,984
21,300		MCG Capital Corp.	102,879
13,500	I	Mercer Insurance Group, Inc.	228,420
8,848	@	MF Global Holdings, Ltd.	50,522
4,600	I, L	National Bankshares, Inc.	111,458
45,405		Northern Trust Corp.	2,120,414
29,919		Northwest Bancshares, Inc.	343,171
12,900		Old National Bancorp.	133,644
9,700		Oritani Financial Corp.	97,000
11,100	I	Pacific Continental Corp.	105,117
15,600		PennantPark Investment Corp.	148,980
59,478		People’s United Financial, Inc.	802,953
6,500	@	Piper Jaffray Cos.	209,430
6,600		Platinum Underwriters Holdings Ltd.	239,514

46,100	@	PMI Group, Inc.	133,229
3,500	@	ProAssurance Corp.	198,660
10,400		Prospect Capital Corp.	100,360
18,800		Provident Financial Services, Inc.	219,772
14,300	I	Pzena Investment Management, Inc.	91,091
18,900		Radian Group, Inc.	136,836
27,100		State Street Corp.	916,522
64,100	L	Sterling Bancshares, Inc.	301,911
40,267		Symetra Financial Corp.	483,204
58,900	L	Synovus Financial Corp.	149,606
26,600	@	TradeStation Group, Inc.	179,550
17,123		Transatlantic Holdings, Inc.	821,219
18,400		Travelers Cos., Inc.	906,200
9,500	L	Trico Bancshares	160,835
4,600		Trustmark Corp.	95,772
5,000	L	United Bankshares, Inc.	119,700
7,000		United Fire & Casualty Co.	138,740
4,400		Unitrin, Inc.	112,640
6,800	@	Validus Holdings Ltd.	166,056
6,100		Waddell & Reed Financial, Inc.	133,468
13,800	I	Washington Banking Co.	176,502
7,600		Washington Federal, Inc.	122,968
9,700		Webster Financial Corp.	174,018
30,600		Whitney Holding Corp.	283,050
13,600		Wilmington Trust Corp.	150,824
4,000		Wintrust Financial Corp.	133,360
			31,038,314
		Health Care: 6.4%
39,900	@, I, L	Alliance Imaging, Inc.	161,196
3,000	@	Almost Family, Inc.	104,790
4,100	@	AMERIGROUP Corp.	133,168
11,100	@	Amsurg Corp.	197,802
4,700	@	Assisted Living Concepts, Inc.	139,073
18,301		Beckman Coulter, Inc.	1,103,367
72,000	@	Boston Scientific Corp.	417,600
8,500	@	CareFusion Corp.	192,950
5,300	@	Community Health Systems, Inc.	179,193
5,600		Cooper Cos., Inc.	222,824
21,000	@, I, L	Cutera, Inc.	193,410
6,100	@	Endo Pharmaceuticals Holdings, Inc.	133,102
15,700	@	Health Management Associates, Inc.	121,989
3,300	@	ICU Medical, Inc.	106,161
9,400	@	Kindred Healthcare, Inc.	120,696
27,400	@	LifePoint Hospitals, Inc.	860,360
7,700	@	Magellan Health Services, Inc.	279,664
10,400	I	National Healthcare Corp.	358,384
6,800		Patterson Cos., Inc.	194,004
14,200		Pharmaceutical Product Development, Inc.	360,822
51,886	@	Select Medical Holdings Corp.	351,787
24,124	@	Symmetry Medical, Inc.	254,267
19,600	@	Talecris Biotherapeutics Holdings Corp.	413,560
10,800	@, I	US Physical Therapy, Inc.	182,304
6,000	I	Utah Medical Products, Inc.	149,640
25,200	I, L	Young Innovations, Inc.	709,380
30,100	@	Zimmer Holdings, Inc.	1,626,905
			9,268,398
		Industrials: 15.1%
6,700	@	AAR Corp.	112,158
4,500		ABM Industries, Inc.	94,275
4,900		Actuant Corp.	92,267
2,500		Acuity Brands, Inc.	90,950
4,600	@, L	Aerovironment, Inc.	99,958
4,900		Alexander & Baldwin, Inc.	145,922
1,800	@	Allegiant Travel Co.	76,842
6,600	@	Alliant Techsystems, Inc.	409,596
51,732	@, I	Altra Holdings, Inc.	673,551
8,000		Apogee Enterprises, Inc.	86,640
7,200	@	ATC Technology Corp.	116,064
8,600		Barnes Group, Inc.	140,954
5,900		Belden CDT, Inc.	129,800
6,700		Brady Corp.	166,964
8,700		Brink’s Co.	165,561
9,400		CDI Corp.	145,982
5,700	@	Ceradyne, Inc.	121,809
22,200		Cintas Corp.	532,134
3,598		Clarcor, Inc.	127,801
12,547	@	Colfax Corp.	130,614
9,900		Comfort Systems USA, Inc.	95,634
22,600		Curtiss-Wright Corp.	656,304
20,400	@	Diana Shipping, Inc.	229,704
10,700	@	Douglas Dynamics, Inc.	123,050
2,500		Dover Corp.	104,475
12,200		Dynamic Materials Corp.	195,688
10,200	@	EMCOR Group, Inc.	236,334
19,900		Emerson Electric Co.	869,431
18,300		Encore Wire Corp.	332,877
2,700	@	Esterline Technologies Corp.	128,115
4,500		Freightcar America, Inc.	101,790
4,400		GATX Corp.	117,392
10,700	@, L	Genco Shipping & Trading Ltd.	160,393
1,265	@, L	General Cable Corp.	33,712
4,499	@	GrafTech International Ltd.	65,775
28,100		Granite Construction, Inc.	662,598
8,300	@	Griffon Corp.	91,798
8,100		Heidrick & Struggles International, Inc.	184,842
35,242		Hubbell, Inc.	1,398,755
13,400	L	IESI-BFC Ltd.	269,474
3,400	@	II-VI, Inc.	100,742
19,400	@	JetBlue Airways Corp.	106,506

5,200	@	Kadant, Inc.	90,584
5,900		Kaman Corp.	130,508
39,734		Kaydon Corp.	1,305,659
3,900		Kennametal, Inc.	99,177
14,800	@	Korn/Ferry International	205,720
9,217	I	Lawson Products	156,505
3,400		Lincoln Electric Holdings, Inc.	173,366
26,900	I	LSI Industries, Inc.	131,272
19,100	@, L	Mistras Group, Inc.	204,752
9,300	@	Moog, Inc.	299,739
21,700		Mueller Industries, Inc.	533,820
46,300		Mueller Water Products, Inc.	171,773
7,200		Northrop Grumman Corp.	391,968
3,300	@	Old Dominion Freight Line	115,962
25,900	@	Pike Electric Corp.	243,978
31,200		Pitney Bowes, Inc.	685,152
2,200	@	RBC Bearings, Inc.	63,778
84,917		Republic Services, Inc.	2,524,582
21,638		Robbins & Myers, Inc.	470,410
3,800		Simpson Manufacturing Co., Inc.	93,290
7,600		Skywest, Inc.	92,872
15,400	@	SYKES Enterprises, Inc.	219,142
23,600	@	Thomas & Betts Corp.	818,920
4,100		Towers Watson & Co.	159,285
6,000		Tredegar Corp.	97,920
2,100		Triumph Group, Inc.	139,923
20,200		Tyco International Ltd.	711,646
17,400		US Ecology, Inc.	253,518
7,300		UTI Worldwide, Inc.	90,374
32,932		Waste Management, Inc.	1,030,442
2,600	@	Wesco International, Inc.	87,542
5,800		Woodward Governor Co.	148,074
			21,866,884
		Information Technology: 9.0%
10,800		Accenture PLC	417,420
97,200		Applied Materials, Inc.	1,168,344
8,900	@	Aspen Technology, Inc.	96,921
11,000		Automatic Data Processing, Inc.	442,860
9,000	I	Bel Fuse, Inc.	148,590
8,000	@	Benchmark Electronics, Inc.	126,800
2,500	@	CACI International, Inc.	106,200
71,700	@	Cadence Design Systems, Inc.	415,143
4,700	I, L	Cass Information Systems, Inc.	160,975
3,100	@	Coherent, Inc.	106,330
12,300	@	Compuware Corp.	98,154
4,000	@	Cymer, Inc.	120,160
16,378		Diebold, Inc.	446,301
11,600		DST Systems, Inc.	419,224
15,500	@	Electro Scientific Industries, Inc.	207,080
21,800	@	Electronics for Imaging	212,550
73,100	@	Emulex Corp.	671,058
5,100	@	IAC/InterActiveCorp	112,047
34,400	@	Integrated Device Technology, Inc.	170,280
13,800		Intersil Corp.	167,118
14,000		KLA-Tencor Corp.	390,320
13,900	@	Lawson Software, Inc.	101,470
6,100	@	Lexmark International, Inc.	201,483
3,100	@	Littelfuse, Inc.	97,991
24,500	@, L	Mattson Technology, Inc.	92,855
16,100	@	MEMC Electronic Materials, Inc.	159,068
10,000		Methode Electronics, Inc.	97,400
5,100	@	MKS Instruments, Inc.	95,472
47,189		Molex, Inc.	860,727
15,600	@, L	Motricity, Inc.	137,280
6,500	@	NCR Corp.	78,780
6,600	@	Netgear, Inc.	117,744
22,800	@	Novatel Wireless, Inc.	130,872
26,300	@	Parametric Technology Corp.	412,121
6,782		Park Electrochemical Corp.	165,549
15,300	@, I, L	PC Connection, Inc.	92,718
6,700	@	Polycom, Inc.	199,593
36,500	@	Quest Software, Inc.	658,460
6,300	@	Radiant Systems, Inc.	91,098
7,200	@	Rogers Corp.	199,944
50,700	@	S1 Corp.	304,707
19,800	@, L	Sigma Designs, Inc.	198,198
7,200	@	Standard Microsystems Corp.	167,616
2,800	@	Sybase, Inc.	181,048
20,200	@	Synopsys, Inc.	421,574
3,600	@	Tech Data Corp.	128,232
8,500	@	TIBCO Software, Inc.	102,510
15,200		Total System Services, Inc.	206,720
22,494	@, I	Ulticom, Inc.	208,070
3,100	@	Varian Semiconductor Equipment Associates, Inc.	88,846
71,800	@	Verigy Ltd.	623,942
12,200	@	Vishay Intertechnology, Inc.	94,428
10,300	@	Zoran Corp.	98,262
			13,018,653
		Materials: 5.6%
3,455		Arch Chemicals, Inc.	106,207
35,683		Bemis Co.	963,441
4,900	@	Brush Engineered Materials, Inc.	97,902
10,400	@	Century Aluminum Co.	91,832
9,800	@, L	Coeur d’Alene Mines Corp.	154,644
7,400		Commercial Metals Co.	97,828
2,500		Cytec Industries, Inc.	99,975
1,700		Domtar Corp.	83,555
13,100	@	Ferro Corp.	96,547
10,500	@, L	Georgia Gulf Corp.	140,070

8,700		Glatfelter	94,395
5,400		Haynes International, Inc.	166,482
6,800		HB Fuller Co.	129,132
19,200	@	Hecla Mining Co.	100,224
10,500	@, L	Intrepid Potash, Inc.	205,485
2,800	L	Kaiser Aluminum Corp.	97,076
5,300	@	Kraton Performance Polymers, Inc.	99,587
1,800	L	Martin Marietta Materials, Inc.	152,658
13,100		MeadWestvaco Corp.	290,820
8,400	L	Mesabi Trust	146,076
12,605		Minerals Technologies, Inc.	599,242
13,424		Newmont Mining Corp.	828,798
7,200		Olin Corp.	130,248
4,300	@	OM Group, Inc.	102,598
2,200		Royal Gold, Inc.	105,600
3,900	@	RTI International Metals, Inc.	94,029
2,500		Schnitzer Steel Industries, Inc.	98,000
3,900		Schulman A, Inc.	73,944
4,900		Sensient Technologies Corp.	127,057
4,800		Silgan Holdings, Inc.	136,224
23,400		Sonoco Products Co.	713,232
5,500		Texas Industries, Inc.	162,470
18,700	@	Thompson Creek Metals Co., Inc.	162,316
11,100		Vulcan Materials Co.	486,513
25,067		Weyerhaeuser Co.	882,358
7,700		Worthington Industries	99,022
			8,215,587
		Telecommunication Services: 1.2%
3,500		Atlantic Tele-Network, Inc.	144,550
7,146		CenturyTel, Inc.	238,033
23,000	I	Consolidated Communications Holdings, Inc.	391,230
168,600		Qwest Communications International, Inc.	885,150
11,301		Windstream Corp.	119,339
			1,778,302
		Utilities: 8.7%
14,834		American Electric Power Co., Inc.	479,138
9,100	I	Artesian Resources Corp.	167,986
5,300		Atmos Energy Corp.	143,312
9,100		Avista Corp.	177,723
3,700		Black Hills Corp.	105,339
9,400		Central Vermont Public Service Corp.	185,556
4,700		Chesapeake Utilities Corp.	147,580
3,900		Cleco Corp.	102,999
35,197		EQT Corp.	1,272,020
47,151		Great Plains Energy, Inc.	802,510
15,551		Idacorp, Inc.	517,382
19,600		MDU Resources Group, Inc.	353,388
4,900		Nicor, Inc.	198,450
29,796		Northeast Utilities	759,202
5,400		NorthWestern Corp.	141,480
75,500		NV Energy, Inc.	891,655
30,200		Pacific Gas & Electric Co.	1,241,220
65,215		Portland General Electric Co.	1,195,391
12,891		Southwest Gas Corp.	380,285
6,000		Unitil Corp.	125,460
58,378		Westar Energy, Inc.	1,261,549
5,200		WGL Holdings, Inc.	176,956
23,284		Wisconsin Energy Corp.	1,181,430
27,935		Xcel Energy, Inc.	575,740
			12,583,751
		Total Common Stock (Cost $133,051,814)	130,479,622

REAL ESTATE INVESTMENT TRUSTS: 5.2%
		Financials: 5.2%
7,600		American Campus Communities, Inc.	207,404
32,800		Annaly Capital Management, Inc.	562,520
14,691		Associated Estates Realty Corp.	190,248
2,964		Boston Properties, Inc.	211,452
10,800		Capstead Mortgage Corp.	119,448
109,766		Chimera Investment Corp.	396,255
35,400		DCT Industrial Trust, Inc.	160,008
15,400		DiamondRock Hospitality Co.	126,588
8,800		Duke Realty Corp.	99,880
25,400	@	First Industrial Realty Trust, Inc.	122,428
9,400		First Potomac Realty Trust	135,078
9,900		Getty Realty Corp.	221,859
32,350		Government Properties Income Trust	825,572
4,400		Hatteras Financial Corp.	122,408
12,040		HCP, Inc.	388,290
6,100		Healthcare Realty Trust, Inc.	134,017
10,700		Highwoods Properties, Inc.	297,032
33,042		Host Hotels & Resorts, Inc.	445,406
13,000		Inland Real Estate Corp.	102,960
6,000		Kilroy Realty Corp.	178,380
46,300		Lexington Realty Trust	278,263
11,100		Medical Properties Trust, Inc.	104,784
37,200		MFA Mortgage Investments, Inc.	275,280
3,400		National Health Investors, Inc.	131,104
9,400	I	National Retail Properties, Inc.	201,536
7,900		Omega Healthcare Investors, Inc.	157,447
44,168		Piedmont Office Realty Trust, Inc.	827,267
3,500		Saul Centers, Inc.	142,205
10,800		Urstadt Biddle Properties, Inc.	174,204
5,000		Washington Real Estate Investment Trust	137,950

		Total Real Estate Investment Trusts (Cost $6,946,994)	7,477,273

EXCHANGE-TRADED FUNDS: 1.1%
		Exchange-Traded Funds: 1.1%
4,300	L	iShares Russell 2000 Index Fund		262,644
17,200	L	iShares Russell 2000 Value Index Fund		981,088
7,200		iShares S&P SmallCap 600 Index Fund		389,808

		Total Exchange-Traded Funds (Cost $1,870,785)		1,633,540

PREFERRED STOCK: 1.7%
		Consumer Discretionary: 0.2%
1,600	P, I	Callaway Golf Co.		163,800
117	#, I	LodgeNet Interactive Corp.		137,914
				301,714
		Consumer Staples: 0.1%
179	P, I	Universal Corp.		169,647
				169,647
		Financials: 1.4%
29,300	I	Aspen Insurance Holdings Ltd.		1,488,733
5,500	I	Entertainment Properties		141,350
2,610	I	Lexington Realty Trust		93,060
10,600	P	National Retail Properties		252,280
				1,975,423
		Total Preferred Stock (Cost $2,323,908)		2,446,784

		Total Long-Term Investments (Cost $144,193,501)		142,037,219

SHORT-TERM INVESTMENTS: 5.7%
		Affiliated Mutual Fund: 2.0%
2,860,967		ING Institutional Prime Money Market Fund - Class I		2,860,967

		Total Mutual Fund (Cost $2,860,967)		2,860,967

		Securities Lending Collateral(cc): 3.7%
5,338,073		Bank of New York Mellon Corp. Overnight Government Fund, Series A (1)		5,338,073
151,202	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		120,962

		Total Securities Lending Collateral (Cost $5,489,275)		5,459,035

		Total Short-Term Investments (Cost $8,350,242)		8,320,002

		Total Investments in Securities (Cost $152,543,743)*	103.6%	$150,357,221
		Other Assets and Liabilities - Net	(3.6)	(5,235,077)
		Net Assets	100.0%	$145,122,144

@	Non-income producing security
#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

P	Preferred Stock may be called prior to convertible date.
(cc)	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2010.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Baron Asset Portfolio	as of June 30, 2010 (Unaudited)

Shares			Value

COMMON STOCK: 91.7%
		Consumer Discretionary: 18.9%
2,650	@	Carmax, Inc.	$52,735
1,160	@	Cheesecake Factory	25,822
2,550		Choice Hotels International, Inc.	77,036
4,350		DeVry, Inc.	228,332
4,500	@	Dick’s Sporting Goods, Inc.	112,005
4,060	@	Discovery Communications, Inc. - Class A	144,983
2,760	@	Hyatt Hotels Corp.	102,368
1,900	@	J Crew Group, Inc.	69,939
4,700	@	Lamar Advertising Co.	115,244
660	@	Morningstar, Inc.	28,063
2,900		Polo Ralph Lauren Corp.	211,584
390	@	Priceline.com, Inc.	68,851
560		Stanley Black & Decker, Inc.	28,291
3,700		Tiffany & Co.	140,267
1,160	@	Toll Brothers, Inc.	18,978
3,290	@	Urban Outfitters, Inc.	113,143
1,510		Wynn Resorts Ltd.	115,168
			1,652,809
		Energy: 7.8%
1,010	@	Core Laboratories NV	149,086
3,500		Helmerich & Payne, Inc.	127,820
2,350		Range Resources Corp.	94,353
6,500		Southern Union Co.	142,090
1,830	@	Ultra Petroleum Corp.	80,978
1,110	@	Whiting Petroleum Corp.	87,046
			681,373
		Financials: 14.0%
1,000	@	AllianceBernstein Holding LP	25,840
3,250	@	Arch Capital Group Ltd.	242,125
3,010		Brown & Brown, Inc.	57,611
13,000	@	CB Richard Ellis Group, Inc.	176,930
17,500		Charles Schwab Corp.	248,144
300		CME Group, Inc.	84,465
7,400		Eaton Vance Corp.	204,314
4,500	@	MSCI, Inc. - Class A	123,300
1,450		T. Rowe Price Group, Inc.	64,366
			1,227,095
		Health Care: 17.1%
4,600	@	Community Health Systems, Inc.	155,526
3,300	@	Covance, Inc.	169,356
3,400		Densply International, Inc.	101,694
880	@	Gen-Probe, Inc.	39,970
2,300	@	Henry Schein, Inc.	126,270
4,550	@	Idexx Laboratories, Inc.	277,095
350	@	Intuitive Surgical, Inc.	110,467
1,230	@	Life Technologies Corp.	58,118
1,210	@	Mettler Toledo International, Inc.	135,072
1,080		Techne Corp.	62,046
2,250	@	Thermo Fisher Scientific, Inc.	110,363
6,200	@	VCA Antech, Inc.	153,512
			1,499,489
		Industrials: 19.3%
825	@	Aecom Technology Corp.	19,025
4,300		CH Robinson Worldwide, Inc.	239,338
4,100	@	Copart, Inc.	146,821
4,200	@	Covanta Holding Corp.	69,678
2,330		Equifax, Inc.	65,380
4,400		Expeditors International Washington, Inc.	151,844
4,550		Fastenal Co.	228,365
1,650		MSC Industrial Direct Co.	83,589
540		Precision Castparts Corp.	55,577
4,940	@	Quanta Services, Inc.	102,011
5,670		Ritchie Brothers Auctioneers, Inc.	103,307
3,000		Robert Half International, Inc.	70,650
3,370	@	Stericycle, Inc.	221,005
4,520	@	Verisk Analytics, Inc.	135,148
			1,691,738
		Information Technology: 9.6%
2,270	@	Ansys, Inc.	92,094

1,260	@	Citrix Systems, Inc.		53,210
2,370	@	Equinix, Inc.		192,491
3,050		Factset Research Systems, Inc.		204,320
3,150	@	Flir Systems, Inc.		91,634
9,010	@	Gartner, Inc.		209,483
				843,232
		Materials: 1.7%
980	@	Crown Holdings, Inc.		24,539
2,710		Ecolab, Inc.		121,706
				146,245
		Telecommunication Services: 3.3%
3,020	@	NII Holdings, Inc.		98,210
5,490	@	SBA Communications Corp.		186,715
				284,925
		Total Common Stock (Cost $8,223,242)		8,026,906

REAL ESTATE INVESTMENT TRUSTS: 1.8%
		Financials: 1.8%
1,340		Alexandria Real Estate Equities, Inc.		84,916
2,200		Douglas Emmett, Inc.		31,284
523		Vornado Realty Trust		38,153

		Total Real Estate Investment Trusts (Cost $135,937)		154,353

		Total Investments in Securities (Cost $8,359,179)*	93.5%	$8,181,259
		Other Assets and Liabilities - Net	6.5	569,010
		Net Assets	100.0%	$8,750,269

@	Non-income producing security

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Baron Small Cap Growth Portfolio	as of June 30, 2010 (Unaudited)

Shares			Value

COMMON STOCK: 91.0%
		Consumer Discretionary: 26.4%
605,000		Anhanguera Educacional Participacoes SA	$9,049,862
80,000	@	Blue Nile, Inc.	3,766,400
70,000	@	Carmax, Inc.	1,393,000
540,000		Choice Hotels International, Inc.	16,313,400
325,000		DeVry, Inc.	17,059,250
575,000	@	Dick’s Sporting Goods, Inc.	14,311,750
279,746	@	J Crew Group, Inc.	10,297,450
165,000	@	Lamar Advertising Co.	4,045,800
700,000	@	LKQ Corp.	13,496,000
60,000	@	Lumber Liquidators	1,399,800
127,500	@	Mohawk Industries, Inc.	5,834,400
239,000	@	Morningstar, Inc.	10,162,280
123,000	@	Panera Bread Co.	9,260,670
200,000	@	Peet’s Coffee & Tea, Inc.	7,854,000
425,000	@	Penn National Gaming, Inc.	9,817,500
140,000	@	Penske Auto Group, Inc.	1,590,400
10,000		Polo Ralph Lauren Corp.	729,600
40,000		Strayer Education, Inc.	8,315,600
400,269	@	Under Armour, Inc.	13,260,912
475,000	@	Vail Resorts, Inc.	16,582,250
47,169		Wynn Resorts Ltd.	3,597,580
			178,137,904
		Consumer Staples: 6.4%
125,000		Church & Dwight Co., Inc.	7,838,750
185,000		Diamond Foods, Inc.	7,603,500
675,000	@	Dole Food Co., Inc.	7,040,250
144,379	@	Ralcorp Holdings, Inc.	7,911,969
58,000	@	Seneca Foods Corp.	1,871,080
130,000	@	TreeHouse Foods, Inc.	5,935,800
140,000	@	Whole Foods Market, Inc.	5,042,800
			43,244,149
		Energy: 11.6%
115,928	@	Atlas Energy, Inc.	3,138,171
250,000	@	Brigham Exploration Co.	3,845,000
105,278		CARBO Ceramics, Inc.	7,600,019
96,933	@	Concho Resources, Inc.	5,363,303
100,000	@	Core Laboratories NV	14,761,000
594,500	@	Denbury Resources, Inc.	8,703,480
40,000	@	FMC Technologies, Inc.	2,106,400
160,000		Helmerich & Payne, Inc.	5,843,200
24,719	@	Oasis Petroleum, Inc.	358,426
45,000		Range Resources Corp.	1,806,750
115,000	@	SEACOR Holdings, Inc.	8,125,900
192,500		SM Energy Co.	7,730,800
400,000		Southern Union Co.	8,744,000
			78,126,449
		Financials: 8.0%
65,000	@	Arch Capital Group Ltd.	4,842,500
185,000	@	CB Richard Ellis Group, Inc.	2,517,850
175,000		Cohen & Steers, Inc.	3,629,500
230,958		Eaton Vance Corp.	6,376,750
131,000	@	Financial Engines, Inc.	1,781,600
12,000		Greenhill & Co., Inc.	733,560
415,000	@	Interactive Brokers Group, Inc.	6,889,000
190,000		Jefferies Group, Inc.	4,005,200
622,440	@	MSCI, Inc. - Class A	17,054,855
275,000	@	Primerica, Inc.	5,896,000
			53,726,815
		Health Care: 14.4%
404,500	@	AMERIGROUP Corp.	13,138,159
95,246		Chemed Corp.	5,204,241
400,000	@	Community Health Systems, Inc.	13,524,000
110,000	@	Covance, Inc.	5,645,200
200,000	@	Edwards Lifesciences Corp.	11,204,000
180,000	@	Gen-Probe, Inc.	8,175,600
160,000	@	Idexx Laboratories, Inc.	9,744,000
135,000	@	Mettler Toledo International, Inc.	15,070,050
20,000	@	Neogen Corp.	521,000
165,000	@	Sun Healthcare Group, Inc.	1,333,200
105,000		Techne Corp.	6,032,250
299,858	@	VCA Antech, Inc.	7,424,484
			97,016,184
		Industrials: 10.7%
275,000	@	Aecom Technology Corp.	6,341,500
275,000	@	Copart, Inc.	9,847,750
120,000	@	CoStar Group, Inc.	4,656,000
495,461	@	Generac Holdings, Inc.	6,941,409
350,000	@	Genesee & Wyoming, Inc.	13,058,500
60,000		Landstar System, Inc.	2,339,400
250,000	@	Mistras Group, Inc.	2,680,000
115,000		MSC Industrial Direct Co.	5,825,900
432,151		Ritchie Brothers Auctioneers, Inc.	7,873,791
400,000	@	Tetra Tech, Inc.	7,844,000
65,000		Valmont Industries, Inc.	4,722,900
			72,131,150

		Information Technology: 11.5%
125,225	@	Advent Software, Inc.		5,880,566
250,000	@	Ansys, Inc.		10,142,500
85,000	@	Blackboard, Inc.		3,173,050
135,000	@	Concur Technologies, Inc.		5,761,800
120,000	@	Equinix, Inc.		9,746,400
85,000		Factset Research Systems, Inc.		5,694,150
430,000	@	Gartner, Inc.		9,997,500
230,500		Pegasystems, Inc.		7,401,355
200,000	@	SS&C Technologies Holdings, Inc.		3,206,000
24,508	@	Telvent GIT S.A.		409,284
99,500		Totvs SA		7,295,197
190,000	@	WebMD Health Corp.		8,821,700
				77,529,502
		Telecommunication Services: 0.8%
151,764	@	SBA Communications Corp.		5,161,494
				5,161,494
		Utilities: 1.2%
160,000		ITC Holdings Corp.		8,465,600
				8,465,600
		Total Common Stock (Cost $478,986,180)		613,539,247

REAL ESTATE INVESTMENT TRUSTS: 4.1%
		Financials: 4.1%
24,300		Alexander’s, Inc.		7,360,956
100,000		Alexandria Real Estate Equities, Inc.		6,337,000
85,000		American Campus Communities, Inc.		2,319,650
135,000		Digital Realty Trust, Inc.		7,786,800
275,000		Douglas Emmett, Inc.		3,910,500

		Total Real Estate Investment Trusts (Cost $21,458,604)		27,714,906

		Total Long-Term Investments (Cost $500,444,784)		641,254,153

SHORT-TERM INVESTMENTS: 5.0%
		Affiliated Mutual Fund: 5.0%
33,751,751		ING Institutional Prime Money Market Fund - Class I		33,751,751

		Total Short-Term Investments (Cost $33,751,751)		33,751,751

		Total Investments in Securities (Cost $534,196,535)*	100.1%	$675,005,904
		Other Assets and Liabilities - Net	(0.1)	(397,618)
		Net Assets	100.0%	$674,608,286

@	Non-income producing security

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value Portfolio	as of June 30, 2010 (Unaudited)

Shares			Value

COMMON STOCK: 87.4%
		Consumer Discretionary: 10.1%
20,900		Columbia Sportswear Co.	$975,403
120,000	@	Dana Holding Corp.	1,200,000
121,000	@	Domino’s Pizza, Inc.	1,367,300
120,000		Foot Locker, Inc.	1,514,400
40,000	@	Genesco, Inc.	1,052,400
85,000	@	Helen of Troy Ltd.	1,875,100
220,000	@	Pier 1 Imports, Inc.	1,410,200
88,836		Regis Corp.	1,383,177
116,000	@	Saks, Inc.	880,440
310,000		Stewart Enterprises, Inc.	1,677,100
73,000	@	Talbots, Inc.	752,630
51,000	@	Tenneco, Inc.	1,074,060
118,000	@	Texas Roadhouse, Inc.	1,489,160
50,000		Thor Industries, Inc.	1,187,500
23,000		Tupperware Corp.	916,550
			18,755,420
		Consumer Staples: 2.2%
38,800	@	American Italian Pasta Co.	2,051,356
35,266		Nu Skin Enterprises, Inc.	879,181
30,000		Universal Corp.	1,190,400
			4,120,937
		Energy: 4.8%
47,000	@	Bill Barrett Corp.	1,446,190
44,000	@	Hornbeck Offshore Services, Inc.	642,400
285,000	@	ION Geophysical Corp.	991,800
48,000	@	Oil States International, Inc.	1,899,840
86,000	@	Patriot Coal Corp.	1,010,500
100,000	@	Stone Energy Corp.	1,116,000
67,000	@	Swift Energy Co.	1,802,970
			8,909,700
		Financials: 22.5%
73,000		Alterra Capital Holdings Ltd.	1,370,940
100,000		Apollo Investment Corp.	933,000
48,000		Argo Group International Holdings Ltd.	1,468,320
57,000		Aspen Insurance Holdings Ltd.	1,410,180
65,000		Assured Guaranty Ltd.	862,550
50,000		Bancorpsouth, Inc.	894,000
118,000	@	Cardtronics, Inc.	1,529,280
85,000		Community Bank System, Inc.	1,872,550
80,000		Delphi Financial Group	1,952,800
105,000		East-West Bancorp., Inc.	1,601,250
83,057	@	First Horizon National Corp.	951,003
130,000		First Niagara Financial Group, Inc.	1,628,900
34,000		IBERIABANK Corp.	1,750,320
80,000		Independent Bank Corp.	1,974,400
45,345	@	KBW, Inc.	972,197
186,802	@	MGIC Investment Corp.	1,287,066
125,000	@	National Financial Partners Corp.	1,221,250
153,000		Northwest Bancshares, Inc.	1,754,910
140,000	@	Ocwen Financial Corp.	1,426,600
34,343		Oritani Financial Corp.	343,430
52,000		Platinum Underwriters Holdings Ltd.	1,887,080
46,000		Prosperity Bancshares, Inc.	1,598,500
165,000		Radian Group, Inc.	1,194,600
90,893		Sandy Spring Bancorp, Inc.	1,273,411
400,000	@	Seacoast Banking Corp. of Florida	532,000
163,234		Sterling Bancorp.	1,469,106
188,000		Sterling Bancshares, Inc.	885,480
27,000	@	Stifel Financial Corp.	1,171,530
95,000	@	Texas Capital Bancshares, Inc.	1,558,000
160,000		Umpqua Holdings Corp.	1,836,800
85,000		Wilmington Trust Corp.	942,650
			41,554,103
		Health Care: 6.7%
46,000	@	Amedisys, Inc.	2,022,620
60,000	@	Centene Corp.	1,290,000
76,000	@	Conmed Corp.	1,415,880
55,000		Cooper Cos., Inc.	2,188,450
124,000	@	Healthspring, Inc.	1,923,240
68,000		Invacare Corp.	1,410,320
120,000	@	Kindred Healthcare, Inc.	1,540,800
61,792	@	Res-Care, Inc.	596,911
			12,388,221
		Industrials: 18.3%
20,000	@	Advisory Board Co.	859,200
29,000	@	Alaska Air Group, Inc.	1,303,550
115,000	@	ArvinMeritor, Inc.	1,506,500
93,000		Barnes Group, Inc.	1,524,270
70,000	@	BE Aerospace, Inc.	1,780,100
59,000		Brady Corp.	1,470,280
150,000	@	C&D Technologies, Inc.	132,165
70,000	@	CBIZ, Inc.	445,200
240,000	@	Cenveo, Inc.	1,315,200
85,000		Deluxe Corp.	1,593,750
65,000	@	EMCOR Group, Inc.	1,506,050
39,000	@	Esterline Technologies Corp.	1,850,550

47,000		Gardner Denver, Inc.		2,095,730
115,000		Houston Wire & Cable Co.		1,247,750
100,000		Insteel Industries, Inc.		1,162,000
100,000	@	RailAmerica, Inc.		992,000
175,000	@	SFN Group, Inc.		955,500
85,167	@	Sterling Construction Co., Inc.		1,102,061
45,400	@	Terex Corp.		850,796
78,000		Textainer Group Holdings Ltd.		1,882,920
61,700		Trinity Industries, Inc.		1,093,324
190,000	@	United Rentals, Inc.		1,770,800
20,500	@	United Stationers, Inc.		1,116,635
140,000	@	US Airways Group, Inc.		1,205,400
140,000	@	Waste Services, Inc.		1,632,400
62,000		Werner Enterprises, Inc.		1,357,180
				33,751,311
		Information Technology: 11.4%
31,000	@	Anixter International, Inc.		1,320,600
100,000	@	Ariba, Inc.		1,593,000
285,000	@	Atmel Corp.		1,368,000
125,000	@	Brightpoint, Inc.		875,000
110,000	@	Ciena Corp.		1,394,800
81,000	@	Cirrus Logic, Inc.		1,280,610
36,000	@	CommScope, Inc.		855,720
21,466	@	FEI Co.		423,095
103,000		iGate Corp.		1,320,460
120,000	@	IXYS Corp.		1,060,800
230,000	@	Lawson Software, Inc.		1,679,000
190,000	@	Mentor Graphics Corp.		1,681,500
96,000		Micrel, Inc.		977,280
69,000	@	Rofin-Sinar Technologies, Inc.		1,436,580
72,500	@	Rogers Corp.		2,013,325
48,000	@	Standard Microsystems Corp.		1,117,440
207,100		Technitrol, Inc.		654,436
				21,051,646
		Materials: 6.8%
320,000	@	Boise, Inc.		1,756,800
60,906	@	Graham Packaging Co., Inc.		729,045
53,000		Olin Corp.		958,770
37,000		Rock-Tenn Co.		1,837,790
67,000	@	Rockwood Holdings, Inc.		1,520,230
67,000	@	RTI International Metals, Inc.		1,615,370
21,000		Schnitzer Steel Industries, Inc.		823,200
34,000		Schweitzer-Mauduit International, Inc.		1,715,300
121,000	@	Solutia, Inc.		1,585,100
				12,541,605
		Telecommunication Services: 0.6%
341,860	@	Cincinnati Bell, Inc.		1,028,999
				1,028,999
		Utilities: 4.0%
78,000		Atmos Energy Corp.		2,109,118
60,000		New Jersey Resources Corp.		2,112,000
26,000		South Jersey Industries, Inc.		1,116,960
95,000		Westar Energy, Inc.		2,052,950
				7,391,028
		Total Common Stock (Cost $156,195,310)		161,492,970

REAL ESTATE INVESTMENT TRUSTS: 9.2%
		Financials: 9.2%
71,400		BioMed Realty Trust, Inc.		1,148,826
180,000		Brandywine Realty Trust		1,935,000
85,800		CBL & Associates Properties, Inc.		1,067,352
96,500		Developers Diversified Realty Corp.		955,350
66,500		DuPont Fabros Technology, Inc.		1,633,240
175,700	@	First Industrial Realty Trust, Inc.		846,874
52,000		Highwoods Properties, Inc.		1,443,520
90,000		LaSalle Hotel Properties		1,851,300
43,000		Mid-America Apartment Communities, Inc.		2,213,210
94,000		Omega Healthcare Investors, Inc.		1,873,420
260,900		U-Store-It Trust		1,946,314

		Total Real Estate Investment Trusts (Cost $16,472,887)		16,914,406

		Total Long-Term Investments (Cost $172,668,197)		178,407,376

SHORT-TERM INVESTMENTS: 2.9%
		Affiliated Mutual Fund: 2.9%
5,365,536		ING Institutional Prime Money Market Fund - Class I		5,365,536

		Total Short-Term Investments (Cost $5,365,536)		5,365,536

		Total Investments in Securities (Cost $178,033,733)*	99.5%	$183,772,912
		Other Assets and Liabilities - Net	0.5	966,286
		Net Assets	100.0%	$184,739,198

@	Non-income producing security

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Davis New York Venture Portfolio	as of June 30, 2010 (Unaudited)

Shares			Value

COMMON STOCK: 94.9%
		Consumer Discretionary: 5.9%
3,330	@	Amazon.com, Inc.	$363,836
183,300	@	Bed Bath & Beyond, Inc.	6,796,764
187,499	@	Carmax, Inc.	3,731,230
5,486	@, I, X	FHC Delaware, Inc.	55
96,700		Grupo Televisa SA ADR	1,683,547
76,100		H&R Block, Inc.	1,194,009
149,650		Harley-Davidson, Inc.	3,326,720
16,400		Hunter Douglas NV	601,443
84,700	@	Liberty Media Corp. - Interactive - Class A	889,350
7,416	@	Liberty Media Corp. - Starz	384,445
254,170		News Corp. - Class A	3,039,873
114,100		Walt Disney Co.	3,594,150
			25,605,422
		Consumer Staples: 15.8%
151,950		Coca-Cola Co.	7,615,734
303,425		Costco Wholesale Corp.	16,636,793
440,727		CVS Caremark Corp.	12,922,116
90,900		Diageo PLC ADR	5,703,066
123,700		Heineken Holding NV	4,519,042
33,750		Hershey Co.	1,617,638
35,730		Mead Johnson Nutrition Co.	1,790,788
27,700		Natura Cosmeticos S.A.	613,850
47,800		Nestle S.A.	2,304,860
90,602		Philip Morris International, Inc.	4,153,196
142,510		Procter & Gamble Co.	8,547,750
58,900		Unilever NV ADR	1,609,148
			68,033,981
		Energy: 15.0%
334,420		Canadian Natural Resources Ltd.	11,112,777
1,938,500		China Coal Energy Co. - Class H	2,421,769
7,700		ConocoPhillips	377,993
218,720		Devon Energy Corp.	13,324,422
174,600		EOG Resources, Inc.	17,175,402
197,830		Occidental Petroleum Corp.	15,262,585
270,000	@	OGX Petroleo e Gas Participacoes S.A.	2,508,532
4,400		Schlumberger Ltd.	243,496
44,276	@	Transocean Ltd.	2,051,307
			64,478,283
		Financials: 28.7%
486,520		American Express Co.	19,314,844
81,330		Ameriprise Financial, Inc.	2,938,453
34,819		Bank of America Corp.	500,349
625,090		Bank of New York Mellon Corp.	15,433,472
164	@	Berkshire Hathaway, Inc. - Class A	19,680,000
62,848		Brookfield Asset Management, Inc. - Class A	1,421,622
9,335		Everest Re Group Ltd.	660,171
2,340		Fairfax Financial Holdings Ltd.	857,000
4,480		Fairfax Financial Holdings Ltd.	1,660,781
16,200		Goldman Sachs Group, Inc.	2,126,574
565,000		Hang Lung Group Ltd.	3,044,879
35,050		JP Morgan Chase & Co.	1,283,181
133,310		Julius Baer Group Ltd.	3,801,013
133,310		Julius Baer Holding AG - Reg	1,440,618
365,099		Loews Corp.	12,161,448
1,175	@	Markel Corp.	399,500
131,700		Moody’s Corp.	2,623,464
598,480		Progressive Corp.	11,203,546
96,170		Transatlantic Holdings, Inc.	4,612,313
714,267		Wells Fargo & Co.	18,285,230
			123,448,458
		Health Care: 11.1%
80,900		Baxter International, Inc.	3,287,776
59,000		Becton Dickinson & Co.	3,989,580
11,140		Cardinal Health, Inc.	374,415
19,720	@	CareFusion Corp.	447,644
181,640	@	Express Scripts, Inc.	8,540,713
181,700		Johnson & Johnson	10,731,202
375,015		Merck & Co., Inc.	13,114,275
506,300		Pfizer, Inc.	7,219,838
			47,705,443
		Industrials: 5.2%
151,070		ABB Ltd. ADR	2,610,490
1,254,265		China Merchants Holdings International Co., Ltd.	4,140,644
958,000		China Shipping Development Co., Ltd.	1,204,937
379,498		Cosco Pacific Ltd.	447,889
285,250		Iron Mountain, Inc.	6,406,715
25,157		Kuehne & Nagel International AG	2,589,632
59,200	@	LLX Logistica S.A.	241,720
15,460		Paccar, Inc.	616,390
98,115		Tyco International Ltd.	3,456,591
13,815		United Parcel Service, Inc. - Class B	785,935
			22,500,943
		Information Technology: 7.1%
202,000		Activision Blizzard, Inc.	2,118,980
134,568	@	Agilent Technologies, Inc.	3,825,768
9,419	@	Google, Inc. - Class A	4,190,984

145,400		Hewlett-Packard Co.	6,292,912
241,770		Microsoft Corp.	5,563,128
332,250		Texas Instruments, Inc.	7,734,780
15,400		Visa, Inc.	1,089,550
			30,816,102
		Materials: 5.7%
64,500		BHP Billiton PLC	1,672,389
22,300		Martin Marietta Materials, Inc.	1,891,263
61,040		Monsanto Co.	2,821,269
19,795		Potash Corp. of Saskatchewan	1,707,121
19,800		Praxair, Inc.	1,504,602
41,632		Rio Tinto PLC	1,828,242
402,494		Sealed Air Corp.	7,937,182
8,100	@, #	SINO-FOREST CORP 144A	115,122
260,560	@	Sino-Forest Corp.	3,703,229
32,150		Vulcan Materials Co.	1,409,135
			24,589,554
		Telecommunication Services: 0.4%
36,500		America Movil SA de CV - Series L ADR	1,733,750
			1,733,750
		Total Common Stock (Cost $427,696,583)	408,911,936

Principal Amount

CORPORATE BONDS/NOTES: 0.8%
		Consumer Discretionary: 0.6%
$2,000,000	I	Harley-Davidson, Inc., 15.000%, due 02/01/14		2,651,690
				2,651,690
		Materials: 0.2%
649,000	#, I	Sino-Forest Corp., 5.000%, due 08/01/13		667,659
				667,659
		Total Corporate Bonds/Notes (Cost $2,649,000)		3,319,349

		Total Long-Term Investments (Cost $430,345,583)		412,231,285

SHORT-TERM INVESTMENTS: 3.5%
		Commercial Paper: 3.5%
6,949,000		Intesa Sanpaolo S.p.A., 0.230%, due 07/02/10		6,948,911
8,000,000		Intesa Sanpaolo S.p.A., 0.360%, due 07/01/10		7,999,920

		Total Short-Term Investments (Cost $14,948,831)		14,948,831

		Total Investments in Securities (Cost $445,294,414)*	99.2%	$427,180,116
		Other Assets and Liabilities - Net	0.8	3,478,963
		Net Assets	100.0%	$430,659,079

@	Non-income producing security
ADR	American Depositary Receipt
#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

I	Illiquid security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of June 30, 2010 (Unaudited)

Shares			Value

COMMON STOCK: 93.7%
		Consumer Discretionary: 18.0%
9,023	@, L	Autonation, Inc.	$175,949
14,150	@	Autozone, Inc.	2,734,063
69,500	@	Bed Bath & Beyond, Inc.	2,577,060
53,100		Cablevision Systems Corp.	1,274,931
115,001	@, L	Clear Channel Outdoor Holdings, Inc.	998,209
30,153		Darden Restaurants, Inc.	1,171,444
77,900	@	Dish Network Corp.	1,413,885
97,400		Expedia, Inc.	1,829,172
95,400		Fortune Brands, Inc.	3,737,772
166,000		Gannett Co., Inc.	2,234,360
240,200		Gap, Inc.	4,674,292
75,200		Genuine Parts Co.	2,966,640
132,900		H&R Block, Inc.	2,085,201
58,900		Jarden Corp.	1,582,643
59,400		Macy’s, Inc.	1,063,260
63,806		Marriott International, Inc.	1,910,352
35,400		Omnicom Group	1,214,220
37,600		Phillips-Van Heusen	1,739,752
27,800		Scripps Networks Interactive - Class A	1,121,452
52,400		Staples, Inc.	998,220
57,700		Tiffany & Co.	2,187,407
44,300		TJX Cos., Inc.	1,858,385
4,740		Washington Post	1,945,675
75,400		Yum! Brands, Inc.	2,943,616
			46,437,960
		Consumer Staples: 5.9%
28,875		Brown-Forman Corp.	1,652,516
27,200		Clorox Co.	1,690,752
32,900	@	Energizer Holdings, Inc.	1,654,212
73,500		JM Smucker Co.	4,426,170
19,900		Lorillard, Inc.	1,432,402
23,200		McCormick & Co., Inc.	880,672
176,600		Safeway, Inc.	3,471,956
			15,208,680
		Energy: 6.6%
142,400	@, L	CVR Energy, Inc.	1,070,848
57,900		Devon Energy Corp.	3,527,268
133,000		El Paso Corp.	1,477,630
60,227	@	Kinder Morgan Management, LLC	3,408,246
104,800		Teekay Shipping Corp.	2,742,616
260,797		Williams Cos., Inc.	4,767,369
			16,993,977
		Financials: 21.5%
14,400	@	Affiliated Managers Group, Inc.	875,088
48,900		Ameriprise Financial, Inc.	1,766,757
43,800		AON Corp.	1,625,856
56,162		Assurant, Inc.	1,948,821
74,000	L	Bancorpsouth, Inc.	1,323,120
86,200		BB&T Corp.	2,267,922
171,550		Brookfield Properties Co.	2,408,562
145,761		Cincinnati Financial Corp.	3,770,837
29,300		City National Corp.	1,501,039
29,000		Cullen/Frost Bankers, Inc.	1,490,600
101,500		Fifth Third Bancorp.	1,247,435
94,500		Keycorp	726,705
150,700		Loews Corp.	5,019,817
30,851	L	M&T Bank Corp.	2,620,792
39,200		Northern Trust Corp.	1,830,640
365,050		Old Republic International Corp.	4,428,057
112,996	@	OneBeacon Insurance Group Ltd.	1,618,103
100,100		People’s United Financial, Inc.	1,351,350
99,600		Principal Financial Group, Inc.	2,334,624
94,200		SunTrust Bank	2,194,860
49,600		Symetra Financial Corp.	595,200
42,600		T. Rowe Price Group, Inc.	1,891,014
108,400		TCF Financial Corp.	1,800,524
76,400		Transatlantic Holdings, Inc.	3,664,144
97,000		Wilmington Trust Corp.	1,075,730
120,900		WR Berkley Corp.	3,199,014
53,700	L	Zions Bancorp.	1,158,309
			55,734,920
		Health Care: 5.6%
56,500		Becton Dickinson & Co.	3,820,530
82,700	@	Community Health Systems, Inc.	2,796,087
104,500	@	Coventry Health Care, Inc.	1,847,560
151,100	@, L	Lincare Holdings, Inc.	4,912,261
47,600	@	VCA Antech, Inc.	1,178,576
			14,555,014
		Industrials: 9.9%
28,700	@	Alliant Techsystems, Inc.	1,781,122
36,100		Ametek, Inc.	1,449,415
39,700		Carlisle Cos., Inc.	1,434,361
48,979	@	Cooper Industries PLC	2,155,076
35,500		L-3 Communications Holdings, Inc.	2,514,820
31,080		Precision Castparts Corp.	3,198,754
201,017		Republic Services, Inc.	5,976,235

47,300		Roper Industries, Inc.		2,646,908
63,341		Snap-On, Inc.		2,591,280
62,900	@	WABCO Holdings, Inc.		1,980,092
				25,728,063
		Information Technology: 5.9%
76,800		Amphenol Corp.		3,016,704
87,200	@	Arrow Electronics, Inc.		1,948,920
37,214	@	Avago Technologies Ltd.		783,727
117,800		Jack Henry & Associates, Inc.		2,813,064
133,500	@, L	Synopsys, Inc.		2,786,145
157,000		Tyco Electronics Ltd.		3,984,660
				15,333,220
		Materials: 6.8%
14,800		Airgas, Inc.		920,560
76,308		Albemarle Corp.		3,030,190
81,900		Ball Corp.		4,326,777
44,900		PPG Industries, Inc.		2,712,409
37,800		Sherwin-Williams Co.		2,615,382
63,000		Sigma-Aldrich Corp.		3,139,290
19,300	L	Vulcan Materials Co.		845,919
				17,590,527
		Telecommunication Services: 2.3%
79,400		CenturyTel, Inc.		2,644,814
89,387		Telephone & Data Systems, Inc.		2,372,331
90,821		Windstream Corp.		959,070
				5,976,215
		Utilities: 11.2%
93,500		American Water Works Co., Inc.		1,926,100
265,700	L	CMS Energy Corp.		3,892,505
99,000		Energen Corp.		4,388,670
82,600		EQT Corp.		2,985,164
68,500		NSTAR		2,397,500
69,300		Oneok, Inc.		2,997,225
15,000	@	Questar Corp.		242,250
145,700	L	Westar Energy, Inc.		3,148,577
62,900		Wisconsin Energy Corp.		3,191,546
181,500		Xcel Energy, Inc.		3,740,715
				28,910,252
		Total Common Stock
		(Cost $239,875,447)		242,468,828

REAL ESTATE INVESTMENT TRUSTS: 3.5%
		Financials: 3.5%
90,300		Kimco Realty Corp.		1,213,632
15,500		Public Storage, Inc.		1,362,605
65,900		Regency Centers Corp.		2,266,960
27,500		Ventas, Inc.		1,291,125
39,576		Vornado Realty Trust		2,887,069

		Total Real Estate Investment Trusts
		(Cost $8,259,667)		9,021,391

		Total Long-Term Investments
		(Cost $248,135,114)		251,490,219

SHORT-TERM INVESTMENTS: 7.5%
		Affiliated Mutual Fund: 3.1%
8,215,498		ING Institutional Prime Money Market Fund - Class I		8,215,498

		Total Mutual Fund
		(Cost $8,215,498)		8,215,498

		Securities Lending Collateral(cc): 4.4%
10,875,608		Bank of New York Mellon Corp. Overnight Government Fund, Series A (1)		10,875,608
565,915	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		452,732

		Total Securities Lending Collateral
		(Cost $11,441,523)		11,328,340

		Total Short-Term Investments
		(Cost $19,657,021)		19,543,838

		Total Investments in Securities
		(Cost $267,792,135)*	104.7%	$271,034,057
		Other Assets and Liabilities - Net	(4.7)	(12,239,447)
		Net Assets	100.0%	$258,794,610

@	Non-income producing security
(cc)	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2010.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Legg Mason ClearBridge Aggressive Growth Portfolio	as of June 30, 2010 (Unaudited)

Shares				Value

COMMON STOCK: 99.7%
		Consumer Discretionary: 20.1%
5,220	@	Ascent Media Corp.		$131,857
646,000		Cablevision Systems Corp.		15,510,460
68,235		CBS Corp. - Class B		882,279
184,500	@	Charming Shoppes, Inc.		691,875
143,090		Comcast Corp. — Class A		2,485,473
931,635		Comcast Corp. — Special Class A		15,306,763
192,148	@	DIRECTV		6,517,660
62,205	@	Discovery Communications, Inc. - Class A		2,221,341
62,205	@	Discovery Communications, Inc. - Class C		1,924,001
53,146	@, L	Liberty Global, Inc.		1,381,265
53,003	@	Liberty Global, Inc. - Series C		1,377,548
66,735	@, L	Liberty Media Corp. - Capital Shares A		2,796,864
358,315	@	Liberty Media Corp. - Interactive - Class A		3,762,308
28,710	@	Liberty Media Corp. - Starz		1,488,326
167,750	@	Madison Square Garden, Inc.		3,299,643
61,295		Viacom - Class B		1,922,824
74,460	L	World Wrestling Entertainment, Inc.		1,158,598
				62,859,085
		Energy: 12.4%
442,095		Anadarko Petroleum Corp.		15,955,209
149,919		National Oilwell Varco, Inc.		4,957,821
1,364,430	@	Weatherford International Ltd.		17,928,610
				38,841,640
		Financials: 0.7%
100,750	L	Cohen & Steers, Inc.		2,089,555
1,646		Goldman Sachs Group, Inc.		216,070
				2,305,625
		Health Care: 40.4%
79,830	@	Alkermes, Inc.		993,884
407,420	@	Amgen, Inc.		21,430,292
470,390	@	Biogen Idec, Inc.		22,320,006
212,520	@, L	BioMimetic Therapeutics, Inc.		2,363,222
235,748		Covidien PLC		9,472,355
551,504	@	Forest Laboratories, Inc.		15,127,755
423,000	@	Genzyme Corp.		21,475,710
70,540	@	Isis Pharmaceuticals, Inc.		675,068
51,392		Teva Pharmaceutical Industries Ltd. ADR		2,671,870
751,190		UnitedHealth Group, Inc.		21,333,795
80,330	@, L	Valeant Pharmaceuticals International		4,200,456
124,160	@	Vertex Pharmaceuticals, Inc.		4,084,864
				126,149,277
		Industrials: 8.0%
17,870		Fluor Corp.		759,475
125,370		L-3 Communications Holdings, Inc.		8,881,211
192,420		Pall Corp.		6,613,475
252,588		Tyco International Ltd.		8,898,675
				25,152,836
		Information Technology: 16.8%
73,870	@, L	Advent Software, Inc.		3,468,935
87,217	@	Arris Group, Inc.		888,741
116,970	@	Autodesk, Inc.		2,849,389
331,320		Broadcom Corp.		10,923,620
84,200	@	Cree, Inc.		5,054,526
19,190	@	Dolby Laboratories, Inc.		1,203,021
52,890	@	DSP Group, Inc.		337,967
207,240		Intel Corp.		4,030,818
18,860	@, L	LaserCard Corp.		84,116
203,160		Nokia OYJ ADR		1,655,754
259,300	@	Sandisk Corp.		10,908,751
352,356	@	Seagate Technology, Inc.		4,594,722
252,558		Tyco Electronics Ltd.		6,409,922
				52,410,282
		Materials: 1.3%
47,460		Freeport-McMoRan Copper & Gold, Inc.		2,806,310
30,480		Nucor Corp.		1,166,774
				3,973,084
		Total Common Stock (Cost $316,547,560)		311,691,829

SHORT-TERM INVESTMENTS: 3.2%
		Affiliated Mutual Fund: 0.2%
533,847		ING Institutional Prime Money Market Fund - Class I		533,847

		Total Mutual Fund (Cost $533,847)		533,847

		Securities Lending Collateral(cc): 3.0%
9,422,304		Bank of New York Mellon Corp. Overnight Government Fund, Series A (1)		9,422,304
154,628	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		123,702

		Total Securities Lending Collateral (Cost $9,576,932)		9,546,006

		Total Short-Term Investments (Cost $10,110,779)		10,079,853

		Total Investments in Securities (Cost $326,658,339)*	102.9%	$321,771,682
		Other Assets and Liabilities - Net	(2.9)	(9,134,706)
		Net Assets	100.0%	$312,636,976

@	Non-income producing security
ADR	American Depositary Receipt
(cc)	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2010.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of June 30, 2010 (Unaudited)

Shares			Value

COMMON STOCK: 97.6%
		Bermuda: 1.0%
949,000		XL Capital Ltd.	$15,193,490
			15,193,490
		Brazil: 1.7%
129,500		Cia de Bebidas das Americas ADR	13,080,795
558,300	L	Empresa Brasileira de Aeronautica SA ADR	11,696,385
			24,777,180
		Canada: 0.5%
297,400	L	Husky Energy, Inc.	7,051,220
			7,051,220
		Finland: 0.7%
491,000		Fortum OYJ	10,777,816
			10,777,816
		France: 4.6%
235,608		LVMH Moet Hennessy Louis Vuitton S.A.	25,644,312
200,296		Societe Generale	8,241,983
273,764		Technip S.A.	15,702,009
391,714		Total S.A.	17,485,687
			67,073,991
		Germany: 6.8%
191,160		Allianz AG	18,919,792
54,639		Bayer AG	3,053,311
119,006		Bayerische Motoren Werke AG	5,780,915
75,093		Linde AG	7,896,030
568,907		SAP AG	25,297,774
430,518		Siemens AG	38,505,497
			99,453,319
		India: 2.5%
455,465		Infosys Technologies Ltd.	27,174,476
1,576,003	@	Wire and Wireless India Ltd.	532,924
1,231,376		Zee Telefilms Ltd.	8,026,841
			35,734,241
		Italy: 1.8%
1,126,600		Bulgari S.p.A.	8,051,860
200,500	L	Lottomatica S.p.A.	2,579,552
369,879		Prysmian S.p.A.	5,308,552
173,725	L	Tod’s S.p.A.	10,949,570
			26,889,534
		Japan: 10.9%
7,022		Dai-ichi Life Insurance Co. Ltd.	9,737,004
82,100		Fanuc Ltd.	9,270,943
642,800		Hoya Corp.	13,677,290
3,257		KDDI Corp.	15,525,094
59,483		Keyence Corp.	13,754,991
101,000		Kyocera Corp.	8,176,592
330,900		Murata Manufacturing Co., Ltd.	15,779,988
107,500		Nidec Corp.	8,999,596
37,800		Nintendo Co., Ltd.	11,098,428
253,400		Secom Co., Ltd.	11,252,498
842,700		Sony Corp.	22,477,346
433,200		Sumitomo Mitsui Financial Group, Inc.	12,260,584
487,000		Tanabe Seiyaku Co., Ltd.	7,419,986
			159,430,340
		Mexico: 3.2%
4,505,000	@	Fomento Economico Mexicano SA de CV ADR	19,471,780
2,433,500	@	Grupo Modelo S.A.	12,042,326
850,014		Grupo Televisa SA ADR	14,798,744
			46,312,850
		Netherlands: 3.5%
866,273	@	European Aeronautic Defence and Space Co. NV	17,678,779
725,377		Koninklijke Philips Electronics NV	21,661,304
462,425		TNT NV	11,647,173
			50,987,256
		South Korea: 0.1%
3,604		Shinsegae Co., Ltd.	1,557,195
			1,557,195
		Spain: 2.3%
1,417,200	L	Banco Bilbao Vizcaya Argentaria S.A.	14,601,344
339,400		Inditex S.A.	19,353,096
			33,954,440
		Sweden: 7.4%
1,228,000		Assa Abloy AB	24,545,181
922,175		Investor AB	14,917,352
6,147,020		Telefonaktiebolaget LM Ericsson	68,184,117
			107,646,650
		Switzerland: 5.8%
19,727	@	Basilea Pharmaceutica - Reg	1,095,358
869,370		Credit Suisse Group	32,685,912
343,545		Nestle S.A.	16,565,339
127,869		Roche Holding AG - Genusschein	17,600,109
1,203,122	@	UBS AG - Reg	15,938,741
			83,885,459
		Taiwan: 2.0%
993,915		MediaTek, Inc.	13,872,845
8,251,111		Taiwan Semiconductor Manufacturing Co., Ltd.	15,421,688
			29,294,533

		United Kingdom: 5.8%
1,609,700		3i Group PLC		6,348,832
2,180,698		HSBC Holdings PLC		19,993,374
1,798,246		Prudential PLC		13,563,450
2,200,300		Tesco PLC		12,412,789
703,167		Unilever PLC		18,797,055
6,811,716		Vodafone Group PLC		14,035,473
				85,150,973
		United States: 37.0%
304,200		3M Co.		24,028,758
614,883	@	Adobe Systems, Inc.		16,251,358
633,200		Aetna, Inc.		16,703,816
423,300		Aflac, Inc.		18,062,211
1,025,200		Altera Corp.		25,435,212
464,700	@	Amylin Pharmaceuticals, Inc.		8,736,360
509,100	L	Automatic Data Processing, Inc.		20,496,366
765,000		Carnival Corp.		23,133,600
279,900		Colgate-Palmolive Co.		22,044,924
1,031,300		Corning, Inc.		16,655,495
145,500	@, L	Dendreon Corp.		4,704,015
1,495,300	@	eBay, Inc.		29,322,833
284,500		Emerson Electric Co.		12,429,805
599,100		Fidelity National Title Group, Inc.		7,782,309
93,200		Goldman Sachs Group, Inc.		12,234,364
195,300	@	InterMune, Inc.		1,826,055
839,200	@	Intuit, Inc.		29,178,984
1,188,700	@	Juniper Networks, Inc.		27,126,134
114,000		Lockheed Martin Corp.		8,493,000
838,800		Maxim Integrated Products		14,033,124
400,900		McDonald’s Corp.		26,407,283
1,054,400		Microsoft Corp.		24,261,744
274,900		Raytheon Co.		13,302,411
123,400	@	Regeneron Pharmaceuticals, Inc.		2,754,288
428,164	@	Seattle Genetics, Inc.		5,133,686
404,200	@	Shuffle Master, Inc.		3,237,642
1,692,000	@	SLM Corp.		17,579,880
360,200	@	Theravance, Inc.		4,527,714
538,600		Tiffany & Co.		20,418,326
250,679	@	Transocean Ltd.		11,613,958
434,600		Wal-Mart Stores, Inc.		20,891,222
784,600		Walt Disney Co.		24,714,900
379,300	@	WellPoint, Inc.		18,559,149
141,100	@	Zimmer Holdings, Inc.		7,626,455
				539,707,381
		Total Common Stock
		(Cost $1,477,408,534)		1,424,877,868

PREFERRED STOCK: 0.8%
		Germany: 0.8%
334,223	L	Bayerische Motoren Werke AG		11,693,109

		Total Preferred Stock
		(Cost $10,315,934)		11,693,109

		Total Long-Term Investments
		(Cost $1,487,724,468)		1,436,570,977

SHORT-TERM INVESTMENTS: 2.5%
		Affiliated Mutual Fund: 1.3%
18,596,432		ING Institutional Prime Money Market Fund - Class I		18,596,432

		Total Mutual Fund
		(Cost $18,596,432)		18,596,432

		Securities Lending Collateral(cc): 1.2%
14,990,365		Bank of New York Mellon Corp. Overnight Government Fund, Series A (1)		14,990,365
3,820,850	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		3,056,680

		Total Securities Lending Collateral
		(Cost $18,811,215)		18,047,045

		Total Short-Term Investments
		(Cost $37,407,647)		36,643,477

		Total Investments in Securities
		(Cost $1,525,132,115) *	100.9%	$1,473,214,454
		Other Assets and Liabilities - Net	(0.9)	(13,066,730)
		Net Assets	100.0%	$1,460,147,724

@	Non-income producing security
ADR	American Depositary Receipt
(cc)	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securites lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2010.

Percentage of
Industry	Net Assets
Consumer Discretionary	15.6%
Consumer Staples	9.4
Energy	3.6
Financials	16.3
Health Care	6.8
Industrials	15.0
Information Technology	28.4
Materials	0.6
Telecommunication Services	2.0
Utilities	0.7
Short-Term Investments	2.5
Other Assets and Liabilities - Net	(0.9)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Strategic Income Portfolio	as of June 30, 2010 (Unaudited)

	Principal Amount			Value

CORPORATE BONDS/NOTES: 39.3%
			Consumer Discretionary: 7.3%
	$1,325,000	#, S, L	Allison Transmission, Inc., 11.000%, due 11/01/15	$1,394,563
	365,000	S	AMC Entertainment, Inc., 8.000%, due 03/01/14	353,138
	615,000	S	AMC Entertainment, Inc., 11.000%, due 02/01/16	648,825
	1,756,273	&, #, S	American Media Operations, Inc., 14.000%, due 11/01/13	1,150,359
	980,000		ArvinMeritor, Inc., 10.625%, due 03/15/18	1,043,700
	315,000	S	Beazer Homes USA, Inc., 6.500%, due 11/15/13	292,163
	420,000		Beazer Homes USA, Inc., 6.875%, due 07/15/15	370,650
	395,000	S	Belo Corp., 7.750%, due 06/01/27	350,563
	1,155,000	S, L	Bon-Ton Stores, Inc., 10.250%, due 03/15/14	1,140,563
	1,055,000	S, L	Burlington Coat Factory Warehouse Corp., 11.125%, due 04/15/14	1,097,200
	957,344	S	CCH II, LLC / CCH II Capital Corp., 13.500%, due 11/30/16	1,120,092
	165,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 7.875%, due 04/30/18	166,650
	110,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 8.125%, due 04/30/20	113,025
	730,000	#, S	Cequel Communications Holdings I, LLC and Cequel Capital Corp., 8.625%, due 11/15/17	730,913
	65,000	L	Clear Channel Communications, Inc., 4.400%, due 05/15/11	62,075
	765,000	S, L	Clear Channel Communications, Inc., 6.250%, due 03/15/11	740,138
	895,000	S	Clear Channel Communications, Inc., 10.750%, due 08/01/16	633,213
	470,000	#, S	Easton-Bell Sports, Inc., 9.750%, due 12/01/16	488,800
	685,000	#, S, L	Equinox Holdings, Inc., 9.500%, due 02/01/16	680,719
	85,000	S	Fisher Communications, Inc., 8.625%, due 09/15/14	83,938
	1,185,000	S	Ford Motor Co., 7.450%, due 07/16/31	1,075,388
	1,575,000	#, L	Gray Television, Inc., 10.500%, due 06/29/15	1,535,625
	725,000	#, ±, S	Greektown Holdings, LLC, 10.750%, due 12/01/13	49,844
	220,000	#, S	Grupo Posadas SAB de CV, 9.250%, due 01/15/15	223,300
	1,075,000	S, L	Harrah’s Operating Co., Inc., 10.000%, due 12/15/18	886,875
	392,000	S	Isle of Capri Casinos, Inc., 7.000%, due 03/01/14	354,760
	160,000	S	K Hovnanian Enterprises, Inc., 7.750%, due 05/15/13	137,000
	445,000	S	K Hovnanian Enterprises, Inc., 8.875%, due 04/01/12	409,400
	325,000		Landry’s Restaurants, Inc., 11.625%, due 12/01/15	338,000
	600,000	S, L	Las Vegas Sands Corp., 6.375%, due 02/15/15	579,000
	580,000	#, S, I	Libbey Glass, Inc., 10.000%, due 02/15/15	603,200
	210,000	S	Marquee Holdings, Inc., 9.505%, due 08/15/14	173,775
	825,000	#, ±, S	Mashantucket Western Pequot Tribe, 8.500%, due 11/15/15	129,938
	390,000	#, L	MCE Finance Ltd., 10.250%, due 05/15/18	407,063
	905,000	#, S, L	Media General, Inc., 11.750%, due 02/15/17	923,100
	860,000	±, S, I	Medianews Group, Inc., 6.875%, due 10/01/13	86
	495,000	S, L	MGM Resorts International, 5.875%, due 02/27/14	394,763
	1,225,000	S	MGM Resorts International, 6.750%, due 04/01/13	1,099,438
	40,000	#	MGM Resorts International, 9.000%, due 03/15/20	41,300
	325,000	S	Mohegan Tribal Gaming Authority, 6.125%, due 02/15/13	264,875
	695,000	S	Mohegan Tribal Gaming Authority, 8.000%, due 04/01/12	609,863
	780,000	#, S	Mohegan Tribal Gaming Authority, 11.500%, due 11/01/17	776,100
	380,000	&, L	Neiman-Marcus Group, Inc., 9.000%, due 10/15/15	382,850
	380,000		Neiman-Marcus Group, Inc., 10.375%, due 10/15/15	388,550
	215,000	#	Nexstar Broadcasting, Inc. / Mission Broadcasting, Inc., 8.875%, due 04/15/17	217,150
	350,000	S	Pantry, Inc., 7.750%, due 02/15/14	339,500
	430,000		Penn National Gaming, Inc., 8.750%, due 08/15/19	443,975
	405,000		Phillips-Van Heusen Corp., 7.375%, due 05/15/20	410,569
	75,000	#, S	Pinnacle Entertainment, Inc., 8.625%, due 08/01/17	77,625
	270,000	#	Pinnacle Entertainment, Inc., 8.750%, due 05/15/20	251,438
	90,000	S	Radio One, Inc., 6.375%, due 02/15/13	76,950
	820,000	#, S, L	Reader’s Digest Association, Inc., 9.500%, due 02/15/17	807,700
	1,350,000	L	Rite Aid Corp., 7.500%, due 03/01/17	1,201,500
	745,000	S, L	Sinclair Broadcast Group, Inc., 8.000%, due 03/15/12	729,169
	165,000		Standard Pacific Corp., 8.375%, due 05/15/18	157,575
	1,510,000	±, S	Station Casinos, Inc., 6.500%, due 02/01/14	18,875
	1,375,000	#, S	TL Acquisitions, Inc., 10.500%, due 01/15/15	1,285,625
	1,280,000	S	Toys R US, Inc./Old, 7.375%, due 10/15/18	1,209,600
	670,000	S, L	Travelport, LLC, 11.875%, due 09/01/16	680,050
	915,687	&, #, S, L	Univision Communications, Inc., 9.750%, due 03/15/15	766,888
	270,000	±, S	Visteon Corp., 7.000%, due 03/10/14	295,650
	85,000	±	Visteon Corp., 8.250%, due 08/01/10	93,075
	85,000	#, S	Wallace Theater Holdings, Inc., 12.500%, due 06/15/13	85,319
	530,000	S	Wendy’s/Arby’s Restaurants, LLC, 10.000%, due 07/15/16	553,850
	450,000		WMG Holdings Corp., 9.500%, due 12/15/14	450,000
				34,597,463
			Consumer Staples: 1.7%
	920,000	#, S	Altegrity, Inc., 10.500%, due 11/01/15	878,600
BRL	860,000	S	AmBev International Finance Co., Ltd., 9.500%, due 07/24/17	460,910
	$765,000	#	American Seafoods Group LLC/American Seafoods Finance, Inc., 10.750%, due 05/15/16	789,863
	835,000	#, S	ASG Consolidated LLC/ASG Finance, Inc., 15.000%, due 05/15/17	757,763
	290,000	#, S	Ashtead Capital, Inc., 9.000%, due 08/15/16	285,650
	205,000	#, S	Ashtead Holdings PLC, 8.625%, due 08/01/15	203,975
	95,000	#	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 9.625%, due 03/15/18	96,425
	505,000	S	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.625%, due 05/15/14	488,588
	359,842	&, S	Catalent Pharma Solutions, Inc., 9.500%, due 04/15/15	344,549
	515,000		Ceridian Corp., 11.250%, due 11/15/15	467,363
	210,000	#, S	Cott Beverages, Inc., 8.375%, due 11/15/17	212,625
	685,000	S, L	Hertz Corp., 10.500%, due 01/01/16	714,113
	350,000		JBS USA LLC/JBS USA Finance, Inc., 11.625%, due 05/01/14	394,188
	320,000	#	MHP SA, 10.250%, due 04/29/15	308,800
	355,000	#	Revlon Consumer Products Corp., 9.750%, due 11/15/15	365,650
	125,000	#, S	RSC Equipment Rental, Inc., 10.000%, due 07/15/17	134,688
	430,000	#	Southern States Cooperative, Inc., 11.250%, due 05/15/15	414,950
	285,000	#	Spectrum Brands Holdings, Inc., 9.500%, due 06/15/18	294,263
	335,000	#, S	Stonemor Operating, LLC/Cornerstone Family Services/Osiris Holdings, 10.250%, due 12/01/17	341,700

	190,000	#	Trans Union LLC/TransUnion Financing Corp., 11.375%, due 06/15/18	197,600
				8,152,263
			Energy: 6.5%
	420,000	#, S	Adaro Indonesia PT, 7.625%, due 10/22/19	426,300
	300,000	#, L	Alliance Oil Co. Ltd., 9.875%, due 03/11/15	298,500
	715,000	S	Alon Refining Krotz Springs, Inc., 13.500%, due 10/15/14	693,550
	815,000	#, S	Antero Resources Finance Corp., 9.375%, due 12/01/17	819,075
	620,000	#, S	Arch Coal, Inc., 8.750%, due 08/01/16	649,450
	1,330,000	S	Atlas Energy Operating Co., LLC / Atlas Energy Finance Corp., 10.750%, due 02/01/18	1,424,763
	295,000	S	Atlas Pipeline Partners LP, 8.125%, due 12/15/15	272,875
	390,000	S	Berry Petroleum Co., 8.250%, due 11/01/16	379,275
	705,000	S	Bill Barrett Co., 9.875%, due 07/15/16	750,825
	200,000	#, S	Bumi Capital Pte Ltd, 12.000%, due 11/10/16	204,000
	775,000		Chaparral Energy, Inc., 8.875%, due 02/01/17	716,875
	410,000		Chesapeake Energy Corp., 6.625%, due 01/15/16	418,713
	685,000	#, S	Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp., 8.250%, due 12/15/17	681,575
	380,000	#	Consol Energy, Inc., 8.250%, due 04/01/20	398,050
	215,000		Crosstex Energy L.P. / Crosstex Energy Finance Corp., 8.875%, due 02/15/18	215,806
	470,000	S	Dynegy Holdings, Inc., 8.375%, due 05/01/16	374,238
	550,000	#, S	Gaz Capital for Gazprom, 6.212%, due 11/22/16	557,590
	1,430,000	#, S	Gaz Capital for Gazprom, 7.288%, due 08/16/37	1,418,560
	300,000	#, S	Gaz Capital for Gazprom, 8.125%, due 07/31/14	328,140
	460,000	S	Gaz Capital for Gazprom, 8.146%, due 04/11/18	504,275
	350,000	#, S	Gaz Capital for Gazprom, 8.625%, due 04/28/34	402,955
	890,000	#, S	Gaz Capital for Gazprom, 9.250%, due 04/23/19	1,027,950
	625,000		Gibson Energy ULC / GEP Midstream Finance Corp., 10.000%, due 01/15/18	596,875
	1,085,000	#	Global Geophysical Services, Inc., 10.500%, due 05/01/17	1,047,025
	200,000	#	KazMunaiGaz Finance Sub BV, 7.000%, due 05/05/20	201,760
	790,000	#, S	KazMunaiGaz Finance Sub BV, 9.125%, due 07/02/18	910,475
	2,400,000	#, S	KazMunaiGaz Finance Sub BV, 11.750%, due 01/23/15	2,949,120
	107	#, S	Kern River Funding Corp., 4.893%, due 04/30/18	112
	1,515,000	#	Linn Energy LLC/Linn Energy Finance Corp., 8.625%, due 04/15/20	1,558,556
	915,000	#, S	Murray Energy Corp., 10.250%, due 10/15/15	915,000
	300,000	#	Pan American Energy LLC/Argentine Branch, 7.875%, due 05/07/21	301,500
	610,000	S	Pemex Project Funding Master Trust, 6.625%, due 06/15/38	625,410
	270,000		Penn Virginia Resource Partners L.P. / Penn Virginia Resource Finance Corp., 8.250%, due 04/15/18	266,625
	190,000	S	Petrobras International Finance Co., 5.750%, due 01/20/20	192,289
	140,000	S	Petrobras International Finance Co., 5.875%, due 03/01/18	144,786
	620,000	S	Petrobras International Finance Co., 7.875%, due 03/15/19	712,478
	1,010,000	S	PetroHawk Energy Corp., 10.500%, due 08/01/14	1,090,800
	180,000		Petroleos de Venezuela SA, 5.250%, due 04/12/17	96,750
	190,000	#	Petroleos Mexicanos, 6.000%, due 03/05/20	199,442
	655,000		Petroleos Mexicanos, 8.000%, due 05/03/19	782,725
	510,000	#, S	Petroleum Co. of Trinidad & Tobago Ltd., 9.750%, due 08/14/19	583,950
	140,000	S	Quicksilver Resources, Inc., 8.250%, due 08/01/15	138,950
	275,000	S	Quicksilver Resources, Inc., 9.125%, due 08/15/19	280,500
	345,000	S	Quicksilver Resources, Inc., 11.750%, due 01/01/16	382,088
	130,000	S	Range Resources Corp., 7.500%, due 10/01/17	131,788
	420,000	S	Range Resources Corp., 8.000%, due 05/15/19	440,475
	770,000	#, S	SandRidge Energy, Inc., 8.750%, due 01/15/20	735,350
	705,000	#, S	SandRidge Energy, Inc., 9.875%, due 05/15/16	719,100
	367,900	#, S	Tengizchevroil Finance Co. SARL, 6.124%, due 11/15/14	380,777
	700,000	#	Thermon Industries, Inc., 9.500%, due 05/01/17	714,000
	365,000	#	Western Refining, Inc., 11.250%, due 06/15/17	333,975
				30,396,021
			Financials: 6.4%
	700,000	#, L	1Malaysia Sukuk Global Bhd, 3.928%, due 06/04/15	711,970
	1,215,000	S	Ally Financial, Inc., 8.000%, due 11/01/31	1,126,913
	790,000	S	American General Finance Corp., 6.900%, due 12/15/17	632,988
EUR	112,000	S	BA Covered Bond Issuer, 4.250%, due 04/05/17	141,713
$930,000		#, S	Banco BMG S.A., 9.150%, due 01/15/16	990,450
	200,000	#, S	Banco BMG SA, 9.950%, due 11/05/19	216,208
	160,000	#, S	Banco de Credito del Peru, 6.950%, due 11/07/21	157,600
	150,000	#, S	Banco de Credito del Peru, 9.750%, due 11/06/69	167,250
	450,000	#, S, L	Banco do Brasil Cayman, 8.500%, due 10/29/49	498,375
	140,000	#, S, I	Banco Hipotecario S.A., 9.750%, due 04/27/16	133,700
MXN	1,007,479	S	Banco Invex S.A., 6.450%, due 03/13/34	271,136
$300,000		#	Banco Panamericano SA, 8.500%, due 04/23/20	321,000
EUR	435,000	S	Bank of Scotland PLC, 4.375%, due 07/13/16	550,082
EUR	305,000	S	Bank of Scotland PLC, 4.500%, due 07/13/21	375,277
$480,000		#, I	Bankrate, Inc., 11.750%, due 07/15/15	478,800
	570,000	#, S	Bayerische Hypo- und Vereinsbank AG for City of Kiev Ukraine, 8.625%, due 07/15/11	562,305
COP	516,000,000	#, S	Bogota Distrito Capital, 9.750%, due 07/26/28	315,486
$275,000		#, S	CCM Merger, Inc., 8.000%, due 08/01/13	253,000
	240,000	#, S	Cemex Finance, LLC, 9.500%, due 12/14/16	232,800
	2,165,000	S	CIT Group, Inc., 7.000%, due 05/01/17	1,959,295
	695,000	&, S	E*Trade Financial Corp., 12.500%, due 11/30/17	741,913
	25,000	#, S	Fox Acquisition Sub LLC, 13.375%, due 07/15/16	24,625
	200,000	#	Grupo Papelero Scribe SA, 8.875%, due 04/07/20	173,750
	1,010,000	#, S	Halyk Savings Bank of Kazakhstan JSC, 9.250%, due 10/16/13	1,060,500
	1,355,000	L	Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co., 8.500%, due 04/01/15	1,092,469
	210,000	#, S	HSBK Europe BV, 7.250%, due 05/03/17	197,400
	625,000	#, S	ICICI Bank Ltd., 5.500%, due 03/25/15	646,697
	635,000	#, S	ICICI Bank Ltd., 6.375%, due 04/30/22	585,776
	843,285	#, S	IIRSA Norte Finance Ltd., 8.750%, due 05/30/24	936,046
	1,300,000	S	International Lease Finance Corp., 5.875%, due 05/01/13	1,205,750
	485,000	#	International Lease Finance Corp., 8.625%, due 09/15/15	460,750
MXN	457,864	S	JP Morgan Hipotecaria su Casita, 6.100%, due 09/25/35	68,462
$1,500,000		I	JSC Astana Finance, 9.160%, due 03/14/12	375,000
	625,000		NAK Naftogaz Ukraine, 9.500%, due 09/30/14	650,019
	1,820,000	#, S	Nationstar Mortgage/Nationstar Capital Corp., 10.875%, due 04/01/15	1,437,800
	810,000	#, S	New Communications Holdings, Inc., 8.500%, due 04/15/20	816,075
	780,000	S	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, due 04/01/17	817,050

	300,000	#, S	Power Sector Assets & Liabilities Management Corp., 7.250%, due 05/27/19	333,360
	240,000	#, S	Power Sector Assets & Liabilities Management Corp., 7.390%, due 12/02/24	262,800
CAD	430,000		Province of Ontario Canada, 4.500%, due 12/02/12	427,940
$835,000		S, L	Realogy Corp., 10.500%, due 04/15/14	711,838
	1,250,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.500%, due 05/15/18	1,232,813
	330,000	#, S	RSHB Capital SA for OJSC Russian Agricultural Bank, 7.750%, due 05/29/18	345,510
	430,000		SLM Corp., 8.000%, due 03/25/20	378,225
	765,000		SLM Corp., 8.450%, due 06/15/18	706,936
	790,000	#	Susser Holdings LLC / Susser Finance Corp., 8.500%, due 05/15/16	793,950
	660,000	+, #, S	Tiers Trust, 0.000%, due 06/15/97	360,397
	240,000	#	TMX Finance LLC/TitleMax Finance Corp., 13.250%, due 07/15/15	250,800
	100,000	#	TNK-BP Finance S.A., 7.250%, due 02/02/20	100,380
	340,000	#	TransCapitalInvest Ltd for OJSC AK Transneft, 5.670%, due 03/05/14	346,831
	160,000	#, S	TransCapitalInvest Ltd for OJSC AK Transneft, 8.700%, due 08/07/18	186,932
	200,000	#	UK SPV Credit Finance PLC for JSC Commercial Bank Privatbank, 8.000%, due 02/06/12	190,000
	510,000	#, S	Universal City Development Partners Ltd., 8.875%, due 11/15/15	515,100
	320,000	#, S	VTB Capital S.A., 6.875%, due 05/29/18	330,800
	100,000	#, S	VTB Capital SA, 6.250%, due 06/30/35	100,000
	400,000	#	VTB Capital SA, 6.465%, due 03/04/15	402,000
EUR	112,000	S	WM Covered Bond Program, 3.875%, due 09/27/11	140,519
EUR	585,000	S	WM Covered Bond Program, 4.000%, due 09/27/16	739,871
EUR	75,000		WM Covered Bond Program, 4.375%, due 05/19/14	97,176
				30,340,608
			Health Care: 2.2%
$425,000		S	Accellent, Inc., 10.500%, due 12/01/13	420,750
	1,150,000	S	Amgen, Inc., 11.250%, due 03/01/14	1,178,750
	200,000	#, S	Apria Healthcare Group, Inc., 11.250%, due 11/01/14	214,000
	455,000	#, S	Apria Healthcare Group, Inc., 12.375%, due 11/01/14	487,988
	595,000	&, S	Biomet, Inc., 10.375%, due 10/15/17	642,600
	708,000	S	Biomet, Inc., 11.625%, due 10/15/17	769,950
	120,000	#, L	Capella Healthcare, Inc., 9.250%, due 07/01/17	121,500
	530,000	S	Community Health Systems, Inc., 8.875%, due 07/15/15	547,888
	485,000	S	DJO Finance,LLC/DJO Finance Corp., 10.875%, due 11/15/14	511,675
	710,000	S	HCA, Inc., 6.375%, due 01/15/15	666,513
	675,000	S	Healthsouth Corp., 10.750%, due 06/15/16	732,375
	220,000		Inverness Medical Innovations, Inc., 7.875%, due 02/01/16	216,150
	380,000	#	Merge Healthcare, Inc., 11.750%, due 05/01/15	376,200
	670,000	#, S	Multiplan, Inc., 10.375%, due 04/15/16	690,100
	265,000	#	OnCure Holdings, Inc., 11.750%, due 05/15/17	249,763
	400,000	#	Radiation Therapy Services, Inc., 9.875%, due 04/15/17	386,000
	930,000	S	Select Medical Corp., 7.625%, due 02/01/15	878,850
	320,000	&, S	Universal Hospital Services, Inc., 8.500%, due 06/01/15	316,800
	239,000	&, S	US Oncology Holdings, Inc., 6.643%, due 03/15/12	223,465
	325,000	S	US Oncology, Inc., 9.125%, due 08/15/17	335,563
	310,000		Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.000%, due 02/01/18	299,150
				10,266,030
			Industrials: 3.9%
	175,000	S	ACCO Brands Corp., 10.625%, due 03/15/15	190,750
	880,000	#, S	American Airlines, Inc., 10.500%, due 10/15/12	917,400
	210,000	S	Associated Materials LLC/Associated Materials Finance, Inc., 9.875%, due 11/15/16	226,275
	561,945	#, I	Autopistas Del Nordeste, 9.390%, due 04/15/24	449,556
	407,000	#, L	Cemex Espana Luxembourg, 9.250%, due 05/12/20	356,125
	655,000	#	Cleaver-Brooks, Inc., 12.250%, due 05/01/16	640,263
	515,000	#, S	Colt Defense, LLC / Colt Finance Corp., 8.750%, due 11/15/17	410,713
	185,000	#, S	Delta Airlines, Inc., 9.500%, due 09/15/14	195,175
	1,315,000	#, S	Delta Airlines, Inc., 12.250%, due 03/15/15	1,410,338
	620,000	#	DynCorp International, Inc., 10.375%, due 07/01/17	624,650
	1,180,000	#, S, L	Eastman Kodak Co., 9.750%, due 03/01/18	1,168,200
	535,000	#, S, Z	Goodman Global Group, Inc., 11.520%, due 12/15/14	329,025
	380,000	#	Kratos Defense & Security Solutions, Inc., 10.000%, due 06/01/17	387,600
	730,000	#, S	Marquette Transportation Co. / Marquette Transportation Finance Corp., 10.875%, due 01/15/17	719,050
	23,800,000		National Power Corp., 5.875%, due 12/19/16	499,546
	160,000	#, S	Navios Maritime Holdings, Inc. / Navios Maritime Finance US, Inc., 8.875%, due 11/01/17	162,000
	160,000	#, S	Odebrecht Finance Ltd., 7.000%, due 04/21/20	163,392
	160,000	#, S	Odebrecht Finance Ltd., 9.625%, due 04/09/14	187,200
	294,810	#, S	Panama Canal Railway Co., 7.000%, due 11/01/26	237,322
	730,000	#, S	Ply Gem Industries, Inc., 13.125%, due 07/15/14	742,775
	1,335,000	S, L	RBS Global, Inc. and Rexnord Corp., 11.750%, due 08/01/16	1,398,413
	200,000	#	Rearden G Holdings EINS GmbH, 7.875%, due 03/30/20	203,000
	1,130,000	S	Terex Corp., 8.000%, due 11/15/17	1,050,900
	270,000	#, S	TGI International Ltd., 9.500%, due 10/03/17	302,063
ZAR	1,000,000		Transnet Ltd., 10.800%, due 11/06/23	134,808
$1,135,000		#	Triumph Group, Inc., 8.625%, due 07/15/18	1,163,375
	675,000	#, S, I	United Air Lines, Inc., 9.875%, due 08/01/13	695,250
	880,000	#, S, I	United Air Lines, Inc., 12.000%, due 11/01/13	919,600
	305,000	S, L	United Rentals North America, Inc., 7.000%, due 02/15/14	288,225
	270,000	S	United Rentals North America, Inc., 9.250%, due 12/15/19	273,375
	100,000	#, S	Voto-Votorantim Overseas Trading Operations NV, 6.625%, due 09/25/19	102,000
	845,000	S	Vought Aircraft Industries, Inc., 8.000%, due 07/15/11	849,225
	1,207,000	#, L	Western Express, Inc., 12.500%, due 04/15/15	1,107,423
				18,505,012
			Information Technology: 1.6%
	395,000	#	Amkor Technology, Inc., 7.375%, due 05/01/18	385,125
	1,715,000	S, L	First Data Corp., 9.875%, due 09/24/15	1,311,975
	830,000	S, L	Freescale Semiconductor, Inc., 8.875%, due 12/15/14	761,525
	770,000	#, S	Freescale Semiconductor, Inc., 9.250%, due 04/15/18	764,225
	770,000	S	NXP BV / NXP Funding, LLC, 7.875%, due 10/15/14	710,325
	785,000	L	NXP BV/NXP Funding, LLC, 9.500%, due 10/15/15	659,400
	1,170,000	S	Sanmina-SCI Corp., 8.125%, due 03/01/16	1,158,300
	1,453,000	S, L	SunGard Data Systems, Inc., 10.250%, due 08/15/15	1,507,488
	360,000		SunGard Data Systems, Inc., 10.625%, due 05/15/15	386,550
				7,644,913

			Materials: 4.3%
	540,000	±, S	Abitibi-Consolidated Co. of Canada, 6.000%, due 06/20/13	79,650
	505,000	±, S	Abitibi-Consolidated Co. of Canada, 7.750%, due 06/15/11	74,488
	540,000	±, S	Abitibi-Consolidated Co. of Canada, 8.375%, due 04/01/15	79,650
	270,000	±, S	Abitibi-Consolidated Co. of Canada, 8.850%, due 08/01/30	39,825
	1,585,000	#, S, L	Appleton Papers, Inc., 10.500%, due 06/15/15	1,505,750
	330,000		Berry Plastics Corp., 10.250%, due 03/01/16	289,575
	1,295,000	S	Berry Plastics Holding Corp., 8.875%, due 09/15/14	1,252,913
	370,000	±, I	Bowater Pulp and Paper Canada, Inc., 10.600%, due 01/15/11	103,600
	875,000	±, S	Bowater, Inc., 6.500%, due 06/15/13	293,125
	225,000	±	Bowater, Inc., 9.000%, due 08/01/09	75,375
	200,000	#	Braskem Finance Ltd., 7.000%, due 05/07/20	203,000
	800,000	#, S	Braskem Finance Ltd., 7.250%, due 06/05/18	824,000
	160,000		Cascades, Inc., 7.750%, due 12/15/17	160,000
	779,000	#, S	Catalyst Paper Corp., 11.000%, due 12/15/16	615,410
	240,000	S	Celulosa Arauco y Constitucion S.A., 7.250%, due 07/29/19	278,713
	100,000	#, S	CSN Islands XI Corp., 6.875%, due 09/21/19	102,500
	315,000	#, S	Edgen Murray Corp., 12.250%, due 01/15/15	267,750
	290,000	#	Graham Packaging Co., Inc., 8.250%, due 01/01/17	287,100
	635,000	S	Graham Packaging Co., Inc., 9.875%, due 10/15/14	652,463
	730,000	S	Graphic Packaging International Corp., 9.500%, due 06/15/17	766,500
	1,160,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, due 02/01/18	1,052,700
	605,000	S, L	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.750%, due 11/15/14	574,750
	1,570,000	S	Huntsman International, LLC, 7.375%, due 01/01/15	1,475,800
	245,000	±, S	Jefferson Smurfit Corp., 7.500%, due 06/01/13	191,100
	810,000	±	Jefferson Smurfit Corp., 8.250%, due 10/01/12	637,875
	1,300,000	S, L	Momentive Performance Materials, Inc., 11.500%, due 12/01/16	1,153,750
	1,975,000	S	NewPage Corp., 11.375%, due 12/31/14	1,802,188
	400,000	S	Novelis, Inc., 7.250%, due 02/15/15	388,000
	475,000	±, L	Smurfit-Stone Container Enterprises, Inc., 8.000%, due 03/15/17	369,313
	830,000	#, S	Steel Capital SA for OAO Severstal, 9.750%, due 07/29/13	891,213
	245,000	±, L	Stone Container Corp., 8.375%, due 07/01/12	191,713
	1,530,000	S	Vedanta Resources PLC, 9.500%, due 07/18/18	1,633,275
	650,000	S, L	Verso Paper Holdings, LLC and Verson Paper, Inc., 9.125%, due 08/01/14	624,000
	1,305,000	S, L	Verso Paper Holdings, LLC and Verson Paper, Inc., 11.375%, due 08/01/16	1,119,038
				20,056,102
			Telecommunication Services: 3.7%
	300,000	#, S	America Movil SAB de CV, 6.125%, due 03/30/40	314,770
MXN	8,400,000	S	America Movil SAB de CV, 8.460%, due 12/18/36	614,274
$460,000		#, S	Axtel SAB de CV, 9.000%, due 09/22/19	411,700
	395,000		Broadview Networks Holdings, Inc., 11.375%, due 09/01/12	385,125
	360,000	S	Cincinnati Bell, Inc., 8.250%, due 10/15/17	338,400
	390,000		Cincinnati Bell, Inc., 8.750%, due 03/15/18	355,875
	995,000	#, S	Clearwire Communications, LLC/Clearwire Finance, Inc., 12.000%, due 12/01/15	991,269
	1,460,000	S, L	Cricket Communications, Inc., 9.375%, due 11/01/14	1,489,200
	620,000	#, S	Global Crossing Ltd., 12.000%, due 09/15/15	660,300
	340,000	S	Intelsat Jackson Holdings Ltd., 11.250%, due 06/15/16	363,800
	730,000	S	Intelsat Luxembourg SA, 11.250%, due 02/04/17	742,775
	1,080,000	#	ITC Deltacom, Inc., 10.500%, due 04/01/16	1,042,200
	1,160,000	S	Level 3 Financing, Inc., 9.250%, due 11/01/14	1,058,500
	1,450,000	S, L	MetroPCS Wireless, Inc., 9.250%, due 11/01/14	1,500,750
	350,000	#	MTS International Funding Ltd., 8.625%, due 06/22/20	363,825
	625,000	S	Nextel Communications, Inc., 7.375%, due 08/01/15	596,875
	1,490,000	S, L	PAETEC Holding Corp., 9.500%, due 07/15/15	1,456,475
	645,000	S	Sprint Capital Corp., 8.750%, due 03/15/32	619,200
	380,000	#	Telcordia Technologies, Inc., 11.000%, due 05/01/18	362,900
PEN	1,194,600	#, I	Telefonica del Peru SAA, 8.000%, due 04/11/16	431,248
$325,000		#, S	Telemar Norte Leste S.A., 9.500%, due 04/23/19	390,813
	960,000	#, S	VIP FIN (Vimpelcom), 9.125%, due 04/30/18	1,038,000
	1,530,000	S	West Corp., 9.500%, due 10/15/14	1,545,300
	370,000	S	Windstream Corp., 8.625%, due 08/01/16	374,625
				17,448,199
			Utilities: 1.7%
	300,000	#, S	Centrais Eletricas Brasileiras S.A., 6.875%, due 07/30/19	326,625
	310,000	#, S	Colbun SA, 6.000%, due 01/21/20	324,825
	1,445,000	S	Edison Mission Energy, 7.000%, due 05/15/17	932,025
	300,000	#, S	Empresas Publicas de Medellin ESP, 7.625%, due 07/29/19	339,375
	285,000	S	Energy Future Holdings, 10.875%, due 11/01/17	212,325
	740,000	#, S, L	Energy Future Holdings Corp., 10.000%, due 01/15/20	740,000
	940,000	#, S	Israel Electric Corp. Ltd., 7.250%, due 01/15/19	1,040,761
	200,000	#, S	Listrindo Capital BV, 9.250%, due 01/29/15	211,918
	210,000	#, S	Majapahit Holding BV, 7.250%, due 10/17/11	221,550
	470,000	#, S	Majapahit Holding BV, 7.750%, due 10/17/16	518,175
	300,000	#, S	Majapahit Holding BV, 8.000%, due 08/07/19	331,500
	580,000	#, S	North American Energy Alliance LLC / North American Energy Alliance Finance Corp., 10.875%, due 06/01/16	600,300
	740,000	S	NRG Energy, Inc., 7.375%, due 02/01/16	738,150
	390,000	S	NRG Energy, Inc., 7.375%, due 01/15/17	387,075
	545,000	S	RRI Energy, Inc., 7.625%, due 06/15/14	539,550
	270,000	S	Texas Competitive Electric Holdings Co., LLC, 10.250%, due 11/01/15	179,550
	585,000	#, S	United Maritime Group, LLC/United Maritime Group Finance Corp., 11.750%, due 06/15/15	555,750
				8,199,454
			Total Corporate Bonds/Notes (Cost $183,830,370)	185,606,065

U.S. GOVERNMENT AGENCY OBLIGATIONS: 7.2%
			Federal Home Loan Mortgage Corporation(##): 2.0%
	170,025	S	0.800%, due 02/15/29	170,510
	455,280	S	0.850%, due 03/15/32-01/15/33	456,408
	149,988	S	1.300%, due 08/15/31-02/15/32	152,614
	175,424	S	1.350%, due 02/15/32-03/15/32	178,464
	241,308	S	3.000%, due 02/15/30	243,813
	169,128	S	4.500%, due 12/15/28	172,759
	224,779		4.500%, due 12/15/21	231,929
	162,594	S	4.750%, due 01/15/31	168,443

3,818,545	S	5.000%, due 01/01/20-03/15/35	4,133,081
211,668	S	5.500%, due 01/01/18-05/15/30	225,644
958,632	S, ^	5.800%, due 07/15/25-07/15/35	129,668
253,689	S, ^	6.000%, due 12/15/32-03/01/33	50,762
258,269	S	6.000%, due 05/15/17-02/01/34	283,128
1,229,035	S	6.500%, due 04/01/18-07/01/34	1,350,783
252,374	S	6.750%, due 02/15/24	280,778
133,668	S, ^	6.900%, due 04/15/33	12,555
363,301	S, ^	7.000%, due 03/15/28-04/15/28	81,258
311,062	S	7.000%, due 09/15/26	351,556
485,987	S, ^	7.300%, due 03/15/29	78,674
490,491	S, ^	7.350%, due 03/15/29	83,412
262,518	S	7.500%, due 09/15/22	292,135
618,554	S, ^	8.600%, due 08/15/29	127,066
78,265	S	23.101%, due 06/15/34	98,378
128,498	S	23.468%, due 08/15/35	182,668
			9,536,486
		Federal National Mortgage Association(##): 4.1%
28,252	S	0.747%, due 11/25/33	28,387
48,053	S	0.848%, due 10/18/32	48,250
649,689	S	1.347%, due 12/25/31-12/25/32	664,976
66,423	S	1.350%, due 02/15/32	67,660
229,010		4.000%, due 07/25/17	236,050
784,000	W	4.500%, due 07/01/25	827,242
400,000	S	4.500%, due 08/25/25	427,140
1,534,000	W	5.000%, due 07/01/37-08/01/37	1,621,990
563,590	S	5.000%, due 01/25/20-04/25/29	596,347
944,936	S	5.274%, due 10/01/36	993,084
2,828,000	W	5.500%, due 07/01/22-08/01/37	3,035,088
2,232,346	S, ^	5.500%, due 06/25/23-06/01/35	312,418
580,064	S	5.500%, due 09/01/19-11/25/25	631,157
2,066,219	S, ^	5.703%, due 10/25/35	239,799
109,504	S, ^	5.853%, due 03/25/24	12,386
827,075	S, ^	5.903%, due 01/25/40	91,105
744,000	W	6.000%, due 07/01/22	807,008
2,269,199	S, ^	6.000%, due 12/01/32-09/01/35	418,666
2,114,908	S	6.000%, due 03/25/17-04/01/35	2,314,244
428,176		6.000%, due 11/01/34	469,816
1,357,975	S, ^	6.213%, due 06/25/36	171,523
2,531,258	S, ^	6.223%, due 06/25/36	326,528
412,101	S, ^	6.353%, due 05/25/35-10/25/35	55,206
300,034	S, ^	6.403%, due 08/25/25-05/25/35	41,575
852,156	S, ^	6.500%, due 02/01/32	202,820
1,133,817	S	6.500%, due 04/25/29-01/01/34	1,257,421
519,709	^	6.703%, due 10/25/22	41,895
218,976	S, ^	6.753%, due 06/25/23	28,200
425,380	S, ^	6.883%, due 09/25/36	80,400
419,857	S, ^	7.000%, due 02/01/28-04/25/33	83,107
1,236,422	S	7.000%, due 09/01/14-04/01/34	1,397,097
996,206	S, ^	7.203%, due 10/25/33	158,495
1,555,709	S, ^	7.283%, due 03/25/23	193,930
1,033,455	S, ^	7.403%, due 07/25/31-02/25/32	160,929
185,164	S, ^	7.500%, due 01/01/24	39,178
323,047	S	7.500%, due 09/01/32-01/01/33	368,120
161,480	S, ^	7.603%, due 07/25/32	31,235
85,627	S, ^	7.903%, due 02/25/33	14,969
210,974	S	22.926%, due 06/25/36	288,413
125,567	S	23.294%, due 03/25/36	178,686
136,459	S	26.632%, due 04/25/35	184,033
			19,146,573
		Government National Mortgage Association: 1.1%
2,560,000	W	4.500%, due 07/01/39	2,667,200
665,000	W	5.000%, due 07/15/33	708,433
299,587	S	5.000%, due 04/15/34	321,690
351,421	S	5.500%, due 04/15/33-04/15/34	382,563
197,873		6.000%, due 07/20/39	217,815
56,951	S	6.500%, due 02/20/35	62,926
768,446	S	8.000%, due 01/16/30-02/16/30	848,511
			5,209,138
		Total U.S. Government Agency Obligations (Cost $31,553,365)	33,892,197

U.S. TREASURY OBLIGATIONS: 0.1%
		U.S. Treasury Notes: 0.1%
55,000		4.500%, due 02/15/36	60,766
310,000		5.375%, due 02/15/31	381,445

		Total U.S. Treasury Obligations (Cost $391,559)	442,211

ASSET-BACKED SECURITIES: 1.3%
		Automobile Asset-Backed Securities: 0.4%
110,000		Ally Auto Receivables Trust, 2.090%, due 05/15/15	110,627
50,000	S	AmeriCredit Automobile Receivables Trust, 0.970%, due 01/15/13	50,014
221,000	S	Americredit Prime Automobile Receivables, 5.620%, due 09/08/14	221,677
70,000		Bank of America Auto Trust, 1.940%, due 06/15/17	70,533
85,000		BMW Vehicle Owner Trust, 1.390%, due 04/25/14	85,547
44,000	S	Capital Auto Receivables Asset Trust, 5.150%, due 09/17/12	45,708
149,333	S	Capital One Auto Finance Trust, 0.380%, due 05/15/13	148,362
200,000		CarMax Auto Owner Trust, 1.000%, due 02/16/15	199,996
105,000	#, S	Ford Credit Auto Lease Trust, 1.040%, due 03/15/13	105,118
61,069	S	Ford Credit Auto Owner Trust, 2.100%, due 11/15/11	61,198
165,000	S	Ford Credit Auto Owner Trust, 2.150%, due 06/15/15	167,824

125,000		Honda Auto Receivables Owner Trust, 1.340%, due 03/18/14	125,555
65,000		Hyundai Auto Receivables Trust, 1.500%, due 10/15/14	65,386
113,612		Merrill Auto Trust Securitization, 0.410%, due 12/15/13	113,099
125,000		Nissan Auto Lease Trust, 1.390%, due 01/15/16	125,282
			1,695,926
		Credit Card Asset-Backed Securities: 0.2%
115,000	I	BA Credit Card Trust, 0.650%, due 09/15/15	114,771
210,000	S	BA Credit Card Trust, 4.720%, due 05/15/13	213,882
115,000		Discover Card Master Trust, 1.650%, due 12/15/14	116,931
140,000		Discover Card Master Trust, 5.100%, due 10/15/13	144,670
115,000		GE Capital Credit Card Master Note Trust, 3.690%, due 07/15/15	119,583
120,000		National City Credit Card Master Trust, 0.400%, due 08/15/12	119,946
100,000		World Financial Network Credit Card Master Trust, 4.600%, due 09/15/15	103,311
			933,094
		Home Equity Asset-Backed Securities: 0.1%
93,273	S	Argent Securities, Inc., 0.447%, due 10/25/36	34,691
226,496	S	Argent Securities, Inc., 0.827%, due 05/25/34	199,648
68,391	S	Home Equity Mortgage Trust, 5.500%, due 01/25/37	8,897
176,000	S	Home Equity Mortgage Trust, 5.863%, due 06/25/35	66,637
58,420	S	Household Home Equity Loan Trust, 0.458%, due 03/20/36	57,888
67,623	S	HSBC Home Equity Loan Trust, 0.608%, due 01/20/35	63,697
304,045	S	MASTR Asset-Backed Securities Trust, 0.447%, due 08/25/36	100,833
181,359	S	Option One Mortgage Loan Trust, 0.447%, due 07/25/36	119,167
61,152	S	Residential Asset Securities Corp., 0.447%, due 09/25/36	59,170
32,005	#, S	Terwin Mortgage Trust, 4.500%, due 05/25/37	8,817
			719,445
		Other Asset-Backed Securities: 0.6%
34,738	S	Chase Funding Mortgage Loan Asset-Backed Certificates, 0.907%, due 02/25/33	33,201
87,713	#	CIT Equipment Collateral, 2.200%, due 06/15/11	87,853
29,285	S	Citigroup Mortgage Loan Trust, Inc., 0.447%, due 10/25/36	28,914
140,000		CNH Equipment Trust, 0.810%, due 08/15/12	139,975
139,074	S	CNH Equipment Trust, 2.970%, due 03/15/13	140,399
230,000	S	Countrywide Asset-Backed Certificates, 0.467%, due 06/25/47	193,862
41,706	S	Countrywide Asset-Backed Certificates, 5.363%, due 05/25/36	33,456
308,526	S	Countrywide Asset-Backed Certificates, 5.382%, due 05/25/36	247,665
12,644	S	Countrywide Home Equity Loan Trust, 0.500%, due 11/15/36	3,337
34,467	S	Countrywide Home Equity Loan Trust, 0.580%, due 12/15/35	13,097
82,622	S	First Franklin Mortgage Loan Asset-Backed Certificates, 0.437%, due 07/25/36	79,634
31,591	S	First Franklin Mortgage Loan Asset-Backed Certificates, 0.457%, due 06/25/36	28,724
144,441	S	First Franklin Mortgage Loan Asset-Backed Certificates, 0.467%, due 09/25/26	19,581
1,110,000	#, S, I	ICE EM CLO, 2.088%, due 08/15/22	610,500
930,000	#, S, I	ICE EM CLO, 3.388%, due 08/15/22	446,400
930,000	#, S, I	ICE EM CLO, 5.388%, due 08/15/22	409,200
61,373	S	Popular Mortgage Pass-through Trust, 5.680%, due 01/25/36	53,479
101,889	S	Securitized Asset-Backed Receivables, LLC Trust, 0.577%, due 02/25/37	48,023
65,000	#	Volvo Financial Equipment LLC, 1.560%, due 06/17/13	64,820
			2,682,120
		Total Asset-Backed Securities (Cost $7,960,975)	6,030,585

COLLATERALIZED MORTGAGE OBLIGATIONS: 9.2%

650,000	S	Banc of America Commercial Mortgage, Inc., 5.482%, due 01/15/49	511,101
1,130,000	S	Banc of America Commercial Mortgage, Inc., 6.002%, due 02/10/51	970,787
590,000	S	Banc of America Commercial Mortgage, Inc., 6.373%, due 02/10/51	627,385
420,000	S	Banc of America Commercial Mortgage, Inc., 6.416%, due 02/10/51	318,898
634,685	S	Bear Stearns Adjustable Rate Mortgage Trust, 3.001%, due 05/25/34	566,248
259,406	S	Bear Stearns Adjustable Rate Mortgage Trust, 4.943%, due 11/25/34	240,934
525,000	S	Bear Stearns Commercial Mortgage Securities, 5.613%, due 06/11/50	550,336
286,737	S	Chase Mortgage Finance Corp., 4.493%, due 02/25/37	291,057
670,000	S	Chase Mortgage Finance Corp., 6.000%, due 11/25/36	541,681
490,000	S	Citigroup Commercial Mortgage Trust, 5.920%, due 03/15/49	523,300
902,595	S	Citigroup Mortgage Loan Trust, Inc., 2.810%, due 10/25/35	749,357
543,948	S	Citigroup Mortgage Loan Trust, Inc., 4.954%, due 05/25/35	465,368
1,002,837	S	Citigroup Mortgage Loan Trust, Inc., 5.164%, due 08/25/35	712,005
1,139,769	S	Citigroup Mortgage Loan Trust, Inc., 5.482%, due 03/25/36	876,224
596,648	S	Citigroup Mortgage Loan Trust, Inc., 5.500%, due 03/25/36	99,082
532,039	S	Citigroup Mortgage Loan Trust, Inc., 5.591%, due 03/25/36	87,256
1,350,000	S	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.205%, due 12/11/49	1,390,416
970,000	S	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.366%, due 12/11/49	794,451
338,997	S	Citimortgage Alternative Loan Trust, 5.500%, due 10/25/21	286,664
1,909,938	S	Countrywide Alternative Loan Trust, 6.000%, due 02/25/37	1,226,902
401,347	S	Countrywide Home Loan Mortgage Pass-through Trust, 3.765%, due 06/25/47	269,004
192,879	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.362%, due 01/25/36	48,137
31,972	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.381%, due 12/20/35	24,907
540,000	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, due 09/25/35	446,905
477,207	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, due 11/25/35	423,835
310,000	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, due 11/25/35	235,160
422,396	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, due 12/25/35	364,619
556,490	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.811%, due 09/25/47	127,942
141,499	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.852%, due 09/25/37	22,189
2,262,312	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.920%, due 09/25/47	1,674,484
488,219	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.920%, due 09/25/47	75,718
376,380	S	Countrywide Home Loan Mortgage Pass-through Trust, 6.073%, due 09/25/37	77,134
105,898	S	Countrywide Home Loan Mortgage Pass-through Trust, 6.096%, due 11/25/37	20,514
120,334	S	Countrywide Home Loan Mortgage Pass-through Trust, 6.216%, due 11/25/37	20,375
250,000	S	Credit Suisse Mortgage Capital Certificates, 5.912%, due 06/15/39	238,879
249,418	#, S, I	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 0.847%, due 01/27/37	70,702
143,368	S	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 6.005%, due 10/25/36	91,470
121,094	S	First Horizon Alternative Mortgage Securities, 5.500%, due 04/25/37	88,382
697,932	S	First Horizon Mortgage Pass-through Trust, 6.081%, due 11/25/37	552,230
125,668	S	GE Capital Commercial Mortgage Corp., 4.433%, due 07/10/39	127,509
233,000	S	GMAC Commercial Mortgage Securities, Inc., 7.110%, due 05/15/30	233,960

	1,235,000	S	Greenwich Capital Commercial Funding Corp., 5.736%, due 12/10/49	1,217,485
	310,000	S	GS Mortgage Securities Corp. II, 5.560%, due 11/10/39	315,145
	125,090	S	GSR Mortgage Loan Trust, 2.878%, due 05/25/34	105,822
	399,981	S	GSR Mortgage Loan Trust, 2.930%, due 09/25/35	388,288
	560,387	S	GSR Mortgage Loan Trust, 5.340%, due 11/25/35	463,174
	61,336	S	Indymac Index Mortgage Loan Trust, 5.102%, due 01/25/36	5,317
	215,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.999%, due 10/15/42	202,221
	490,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.305%, due 01/15/49	490,004
	700,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.420%, due 01/15/49	685,565
	920,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.440%, due 06/12/47	920,656
	1,090,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.466%, due 06/12/47	934,222
	1,205,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 6.068%, due 02/12/51	1,167,124
	850,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 6.797%, due 02/12/51	498,614
	701,805	S	JP Morgan Mortgage Trust, 5.295%, due 07/25/35	656,279
	376,561	S	JP Morgan Mortgage Trust, 5.679%, due 04/25/36	112,229
	115,164	S	JP Morgan Mortgage Trust, 5.754%, due 01/25/37	97,315
	239,880	S, I	JP Morgan Mortgage Trust, 5.995%, due 05/25/37	39,916
	450,000	S	LB-UBS Commercial Mortgage Trust, 6.324%, due 04/15/41	372,230
	1,720,000	S	LB-UBS Commercial Mortgage Trust, 6.374%, due 09/15/45	1,404,166
	524,413	S	MASTR Adjustable Rate Mortgages Trust, 3.332%, due 04/25/36	405,773
	24,588	S	MASTR Alternative Loans Trust, 6.000%, due 07/25/34	23,677
	166,259	S	Merrill Lynch Mortgage Investors Trust, 2.800%, due 02/25/35	163,863
	633,575	S	MLCC Mortgage Investors, Inc., 6.066%, due 10/25/36	580,122
	680,000	S	Morgan Stanley Capital I, 5.360%, due 11/12/41	576,893
	540,000	S	Morgan Stanley Capital I, 5.809%, due 12/12/49	560,252
	22,540	S	Residential Accredit Loans, Inc., 3.243%, due 04/25/35	4,494
	47,434	S	Residential Accredit Loans, Inc., 5.750%, due 01/25/33	47,738
	16,197	S	Residential Accredit Loans, Inc., 6.000%, due 09/25/36	15,298
	600,000	S	Residential Asset Securitization Trust, 5.500%, due 12/25/35	459,935
	913,157	S	Residential Asset Securitization Trust, 6.000%, due 06/25/35	720,103
	153,959	S	Residential Asset Securitization Trust, 6.250%, due 11/25/36	93,180
	105,079	S	Residential Funding Mortgage Securities I, 5.707%, due 07/27/37	2,530
	417,000	S	SLM Student Loan Trust, 0.937%, due 06/15/39	174,680
	1,905,466	S	Suntrust Adjustable Rate Mortgage Loan Trust, 5.829%, due 02/25/37	1,477,783
	910,000	S	Wachovia Bank Commercial Mortgage Trust, 6.099%, due 02/15/51	895,968
	430,000	S	Wachovia Bank Commercial Mortgage Trust, 6.156%, due 05/15/46	259,702
	226,469	S	Washington Mutual Mortgage Pass-through Certificates, 1.253%, due 11/25/46	137,206
	161,295	S	Washington Mutual Mortgage Pass-through Certificates, 3.109%, due 04/25/47	74,674
	470,209	S	Washington Mutual Mortgage Pass-through Certificates, 4.800%, due 10/25/35	412,676
	2,606,901	S	Washington Mutual Mortgage Pass-through Certificates, 5.338%, due 02/25/37	1,928,050
	1,542,643	S	Washington Mutual Mortgage Pass-through Certificates, 5.485%, due 09/25/36	1,274,956
	1,780,737	S	Washington Mutual Mortgage Pass-through Certificates, 5.504%, due 12/25/36	1,310,655
	767,060	S	Washington Mutual Mortgage Pass-through Certificates, 5.618%, due 06/25/37	593,299
	1,707,040	S	Washington Mutual Mortgage Pass-through Certificates, 5.636%, due 02/25/37	1,222,547
	454,922	S	Washington Mutual Mortgage Pass-through Certificates, 5.737%, due 07/25/37	306,399
	441,628	S	Washington Mutual Mortgage Pass-through Certificates, 5.871%, due 09/25/36	386,921
	742,247	S	Wells Fargo Mortgage-Backed Securities Trust, 2.866%, due 02/25/35	673,925
	121,750	S	Wells Fargo Mortgage-Backed Securities Trust, 2.973%, due 07/25/36	44,201
	454,425	S	Wells Fargo Mortgage-Backed Securities Trust, 2.980%, due 04/25/36	421,512
	183,159	S	Wells Fargo Mortgage-Backed Securities Trust, 2.992%, due 11/25/34	56,012
	258,652	S	Wells Fargo Mortgage-Backed Securities Trust, 2.997%, due 10/25/35	240,185
	328,750	S	Wells Fargo Mortgage-Backed Securities Trust, 4.420%, due 04/25/36	278,432
	232,284	S	Wells Fargo Mortgage-Backed Securities Trust, 4.807%, due 03/25/36	195,558
	326,041	S	Wells Fargo Mortgage-Backed Securities Trust, 5.043%, due 03/25/36	292,708
	467,498	S, I	Wells Fargo Mortgage-Backed Securities Trust, 5.486%, due 07/25/36	98,494
	333,880	S	Wells Fargo Mortgage-Backed Securities Trust, 5.493%, due 07/25/36	35,575

			Total Collateralized Mortgage Obligations (Cost $49,607,449)	43,585,255

OTHER BONDS: 24.3%
			Event-Linked Notes: 1.8%
	500,000	#, S	Akibare Ltd. - Catastrophe Linked Floating Rate Note, 3-month USD-LIBOR +2.950%, 05/22/12, 3.447%, due 05/22/12	496,225
	250,000	#	Atlas V Capital Ltd., 12.033%, due 02/24/12	257,650
	250,000	#	Blue Fin Ltd., 9.395%, due 05/28/13	240,125
	250,000	#	Caelus Re II Ltd., 6.645%, due 05/24/13	245,838
	282,000	#	East Lane Re II Ltd., 15.033%, due 04/07/11	271,101
	479,000	#, S	East Lane Re III Ltd., 10.783%, due 03/16/12	493,119
	610,000	#, S	Fhu-Jin Ltd. - Class B Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +3.900%, 08/10/11, 4.244%, due 08/10/11	615,429
	518,000	#, S	Foundation Re III Ltd., 5.895%, due 02/03/14	495,622
	250,000	#	Lodestone Re Ltd., 6.395%, due 05/17/13	239,900
	250,000	#, S	Longpoint Re Ltd., 5.545%, due 12/24/13	241,750
	250,000	#	Merna Reinsurance II Ltd., 3.795%, due 04/08/13	249,650
	500,000	#, S	Midori Ltd. - Japan Earthquake Catastrophe Floating Rate Nts., 3-month USD-LIBOR +2.750%, 10/24/12, 3.053%, due 10/24/12	497,350
	250,000	#	MultiCat Mexico 2009 Ltd., 11.645%, due 10/19/12	265,175
	500,000	#, S	Muteki Ltd. - Catastrophe Linked Floating Rate Nts., Japan Earthquake, 3-month USD-LIBOR +4.400%, 05/24/11, 4.673%, due 05/24/11, 4.845%, due 05/24/11	496,550
	250,000	#, S	Redwood Capital XI Ltd., 6.395%, due 01/07/11	252,888
	250,000	#	Residential Reinsurance 2010 Ltd., 6.745%, due 06/06/13	244,563
	250,000	#	Residential Reinsurance 2010 Ltd., 9.045%, due 06/06/13	244,288
	250,000	#	Residential Reinsurance 2010 Ltd., 13.145%, due 06/06/13	244,050
	250,000	#	Residential Reinsurance 2010 Ltd., 13.145%, due 06/06/13	244,075
	700,000	#, S	Residential Reinsurance Ltd. - Class 2 Floating Rate Catastrophe Linked Nts., US Hurricane and US Earthquake, 3-month USD-LIBOR +11.500%, 06/06/11, 11.756%, due 06/06/11, 12.038%, due 06/06/11	679,700
	250,000	#	Successor X Ltd., 16.895%, due 04/04/13	223,525
	701,000	#, S	Vega Capital LTD. - Class D Catastrophe Linked Nts., 0.000%*, 06/24/11, 0.000%, due 06/24/11	1,102,323
				8,340,896
			Foreign Government Bonds: 22.5%
	200,000	#	Arab Republic of Egypt, 5.750%, due 04/29/20	202,750
	200,000	#	Arab Republic of Egypt, 6.875%, due 04/30/40	196,000
EGP	2,835,000	#, S	Arab Republic of Egypt, 8.750%, due 07/18/12	497,817
$547,500		L	Argentina Government International Bond, 0.389%, due 08/03/12	513,771
	800,000	S	Argentina Government International Bond, 2.500%, due 12/15/35	65,000
	890,000	+, S	Argentina Government International Bond, 2.500%, due 12/31/38	323,738
	430,000	S	Argentina Government International Bond, 7.000%, due 03/28/11	432,150

160,000			Argentina Government International Bond, 7.000%, due 09/12/13	142,400
2,590,000			Argentina Government International Bond, 7.000%, due 10/03/15	2,081,713
AUD	215,000		Australia Government International Bond, 6.250%, due 04/15/15	193,073
EUR	255,000	#	Austria Government International Bond, 4.150%, due 03/15/37	330,067
EUR	400,000		Belgium Government International Bond, 4.250%, due 03/28/41	497,334
EUR	130,000	S	Belgium Government International Bond, 5.000%, due 03/28/35	183,008
$160,000		+, #, S, I	Belize Government International Bond, 6.000%, due 02/20/29	119,200
BRL	650,000		Brazil Notas do Tesouro Nacional Series F, 6.000%, due 05/15/45	671,796
BRL	5,467,000	S	Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/12	2,944,835
BRL	6,570,000	S	Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/14	3,415,181
BRL	17,112,000	S	Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/17	8,580,696
$2,190,000			Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/21	1,055,986
EUR	975,000		Bundesobligation, 2.250%, due 04/10/15	1,235,852
EUR	580,000	S	Bundesrepublik Deutschland, 3.500%, due 07/04/19	768,101
EUR	260,000		Bundesrepublik Deutschland, 4.250%, due 07/04/39	375,231
EUR	390,000		Bundesschatzanweisungen, 0.500%, due 06/15/12	476,086
CAD	470,000		Canadian Government International Bond, 4.000%, due 06/01/17	476,137
CAD	155,000		Canadian Government International Bond, 4.250%, due 06/01/18	159,554
$200,000			Credit Suisse First Boston International for CJSC The EXIM of Ukraine, 7.650%, due 09/07/11	199,000
DKK	960,000		Denmark Government International Bond, 4.000%, due 11/15/17	175,342
$300,000		#	Dominican Republic International Bond, 7.500%, due 05/06/21	310,500
310,000		S	Dubai DOF Sukuk Ltd., 6.396%, due 11/03/14	296,438
EGP	5,100,000	S, Z	Egypt Treasury Bills, 8.420%, due 07/13/10	892,688
EGP	1,850,000	Z	Egypt Treasury Bills, 8.970%, due 07/06/10	324,311
EGP	700,000	Z	Egypt Treasury Bills, 9.160%, due 08/10/10	121,464
EGP	750,000	Z	Egypt Treasury Bills, 9.280%, due 08/03/10	130,527
$2,150,000		Z	Egypt Treasury Bills, 9.440%, due 07/20/10	375,515
EGP	2,200,000	Z	Egypt Treasury Bills, 9.720%, due 10/05/10	376,514
EGP	1,450,000	Z	Egypt Treasury Bills, 9.860%, due 11/16/10	245,092
$1,300,000			Egypt Treasury Bills, 9.900%, due 08/24/10	224,979
EGP	700,000	Z	Egypt Treasury Bills, 10.350%, due 12/21/10	117,139
EGP	2,225,000	Z	Egypt Treasury Bills, 10.370%, due 12/14/10	373,086
ZAR	2,000,000		Eskom Holdings Ltd., 9.250%, due 04/20/18	259,724
ZAR	6,000,000		Eskom Holdings Ltd., 10.000%, due 01/25/23	809,277
$550,000		S	Federative Republic of Brazil, 5.875%, due 01/15/19	606,375
280,000		S	Federative Republic of Brazil, 6.000%, due 01/17/17	309,400
564,444		S	Federative Republic of Brazil, 8.000%, due 01/15/18	657,578
415,000		S	Federative Republic of Brazil, 8.875%, due 10/14/19	544,688
EUR	270,000		Hellenic Republic Government International Bond, 4.300%, due 03/20/12	303,185
EUR	450,000		Hellenic Republic Government International Bond, 4.500%, due 09/20/37	281,652
EUR	175,000		Hellenic Republic Government International Bond, 4.600%, due 09/20/40	110,567
HUF	117,000,000	S	Hungary Government International Bond, 6.500%, due 06/24/19	462,314
HUF	160,300,000		Hungary Government International Bond, 6.750%, due 02/24/17	656,031
HUF	67,000,000	S	Hungary Government International Bond, 8.000%, due 02/12/15	294,181
$300,000		#	Indonesia Government International Bond, 5.875%, due 03/13/20	318,000
290,000		#	Indonesia Government International Bond, 6.625%, due 02/17/37	307,400
1,150,000		#, S	Indonesia Government International Bond, 6.875%, due 01/17/18	1,308,125
425,000		#, S	Indonesia Government International Bond, 7.250%, due 04/20/15	488,750
915,000		#, S, L	Indonesia Government International Bond, 7.750%, due 01/17/38	1,088,850
730,000		#, S	Indonesia Government International Bond, 8.500%, due 10/12/35	928,925
360,000		#, S	Indonesia Government International Bond, 10.375%, due 05/04/14	444,600
289,000		#, S	Indonesia Government International Bond, 11.625%, due 03/04/19	416,883
ILS	5,710,000		Israel Government International Bond, 5.000%, due 01/31/20	1,553,741
ILS	5,350,000	S	Israel Government International Bond, 6.000%, due 02/28/19	1,581,280
EUR	1,111,000	S	Italy Buoni Poliennali Del Tesoro, 3.750%, due 12/15/13	1,408,117
EUR	355,000		Italy Buoni Poliennali Del Tesoro, 4.000%, due 09/01/20	433,811
EUR	355,000	S	Italy Buoni Poliennali Del Tesoro, 5.000%, due 09/01/40	435,019
EUR	185,000	S	Italy Buoni Poliennali Del Tesoro, 5.250%, due 08/01/11	234,805
JPY	247,000,000	S	Japan Government Five Year Bond, 0.500%, due 12/20/14	2,819,270
JPY	243,000,000		Japan Government Ten Year Bond, 1.300%, due 06/20/20	2,804,596
JPY	171,000,000	S	Japan Government Twenty Year Bond, 2.100%, due 06/20/29	2,033,708
JPY	188,000,000	S	Japan Government Two Year Bond, 0.200%, due 01/15/12	2,128,031
KRW	1,220,000,000		Korea Monetary Stabilization Bond, 3.620%, due 04/02/12	998,893
KRW	2,122,000,000		Korea Monetary Stabilization Bond, 3.680%, due 06/02/12	1,735,884
KRW	751,000,000		Korea Monetary Stabilization Bond, 4.120%, due 02/02/12	620,569
KRW	4,000,000,000	S	Korea Monetary Stabilization Bond, 4.180%, due 12/02/11	3,309,771
KRW	1,940,000,000	S	Korea Treasury Bond, 4.750%, due 12/10/11	1,617,628
MYR	155,000		Malaysia Government International Bond, 2.509%, due 08/27/12	47,351
MYR	445,000		Malaysia Government International Bond, 2.711%, due 02/14/12	137,022
MYR	840,000		Malaysia Government International Bond, 3.210%, due 05/31/13	259,465
MYR	80,000		Malaysia Government International Bond, 3.461%, due 07/31/13	24,867
MYR	195,000		Malaysia Government International Bond, 3.700%, due 05/15/13	61,052
MYR	1,200,000		Malaysia Government International Bond, 3.702%, due 02/25/13	375,813
MYR	120,000		Malaysia Government International Bond, 3.718%, due 06/15/12	37,573
MYR	350,000		Malaysia Government International Bond, 3.835%, due 08/12/15	109,414
MXN	35,330,000		Mexican Bonos, 7.500%, due 06/03/27	2,758,259
MXN	23,230,000	S	Mexican Bonos, 7.750%, due 12/14/17	1,910,051
MXN	12,200,000	S	Mexican Bonos, 8.000%, due 12/17/15	1,016,663
MXN	9,670,000	S	Mexican Bonos, 8.500%, due 12/13/18	830,464
MXN	16,500,000	S	Mexican Bonos, 10.000%, due 12/05/24	1,596,155
$200,000		S	Mexico Government International Bond, 5.625%, due 01/15/17	220,500
EUR	210,000		Netherlands Government International Bond, 2.500%, due 01/15/12	264,133
EUR	220,000		Netherlands Government International Bond, 4.000%, due 01/15/37	300,048
NOK	390,000	S	Norway Government International Bond, 6.500%, due 05/15/13	66,834
$235,000		S	Panama Government International Bond, 7.125%, due 01/29/26	275,538
335,000		S	Panama Government International Bond, 7.250%, due 03/15/15	389,438
110,000		S	Panama Government International Bond, 8.875%, due 09/30/27	146,575
240,000			Panama Government International Bond, 9.375%, due 04/01/29	333,600
600,000		S	Philippine Government International Bond, 6.375%, due 10/23/34	603,720
185,000		S	Philippine Government International Bond, 8.000%, due 01/15/16	224,997
PLN	515,000	S	Poland Government International Bond, 5.750%, due 04/25/14	154,293
$650,000		S	Republic of Colombia, 6.125%, due 01/18/41	661,375
280,000		S	Republic of Colombia, 7.375%, due 01/27/17	326,200

390,000		S	Republic of Colombia, 7.375%, due 03/18/19	458,250
300,000		S	Republic of Colombia, 7.375%, due 09/18/37	354,000
COP	492,000,000		Republic of Colombia, 7.750%, due 04/14/21	278,266
$2,699,000,000		S	Republic of Colombia, 12.000%, due 10/22/15	1,830,870
460,000		#, S	Republic of Ghana, 8.500%, due 10/04/17	486,450
685,000		S	Republic of Turkey, 6.750%, due 04/03/18	753,500
200,000		S	Republic of Turkey, 6.750%, due 05/30/40	201,500
370,000		S	Republic of Turkey, 7.000%, due 09/26/16	413,149
310,000		S	Republic of Turkey, 7.000%, due 03/11/19	345,650
230,000		S	Republic of Turkey, 7.250%, due 03/05/38	247,825
360,000		S	Republic of Turkey, 7.500%, due 07/14/17	413,100
485,000		S	Republic of Turkey, 7.500%, due 11/07/19	558,356
TRY	2,760,000	S, Z	Republic of Turkey, 8.170%, due 05/11/11	1,628,382
TRY	4,660,000	S	Republic of Turkey, 11.000%, due 08/06/14	3,100,584
TRY	950,000	S	Republic of Turkey, 12.000%, due 08/14/13	748,492
TRY	2,620,000	S	Republic of Turkey, 16.000%, due 03/07/12	1,840,875
$400,000			South Africa Government International Bond, 5.500%, due 03/09/20	415,500
ZAR	8,680,000		South Africa Government International Bond, 6.750%, due 03/31/21	966,821
ZAR	22,330,000		South Africa Government International Bond, 7.250%, due 01/15/20	2,618,254
ZAR	20,810,000	S	South Africa Government International Bond, 13.500%, due 09/15/15	3,332,420
EUR	405,000		Spain Government International Bond, 4.100%, due 07/30/18	481,626
EUR	280,000		Spain Government International Bond, 5.500%, due 07/30/17	366,432
SEK	1,065,000		Sweden Government International Bond, 3.000%, due 07/12/16	141,771
$500,000		#	Ukraine Government International Bond, 6.750%, due 11/14/17	465,050
GBP	290,000	S	United Kingdom Gilt, 2.250%, due 03/07/14	442,924
GBP	420,000		United Kingdom Gilt, 4.750%, due 03/07/20	699,859
GBP	290,000	S	United Kingdom Gilt, 4.750%, due 12/07/38	475,614
$410,000		S	Uruguay Government International Bond, 6.875%, due 09/28/25	459,200
425,000		S	Uruguay Government International Bond, 7.625%, due 03/21/36	495,125
730,000		S	Uruguay Government International Bond, 8.000%, due 11/18/22	883,300
360,000			Venezuela Government International Bond, 7.000%, due 03/31/38	192,744
1,560,000		S	Venezuela Government International Bond, 7.650%, due 04/21/25	846,300
630,000			Venezuela Government International Bond, 7.750%, due 10/13/19	377,213
615,000		S	Venezuela Government International Bond, 9.000%, due 05/07/23	384,375
320,000			Venezuela Government International Bond, 9.250%, due 09/15/27	216,800
170,000			Venezuela Government International Bond, 9.375%, due 01/13/34	106,250
970,000		#, S	Venezuela Government International Bond, 13.625%, due 08/15/18	848,750
				106,418,676
			Total Other Bonds (Cost $112,302,268)	114,759,572

STRUCTURED PRODUCTS: 7.6%
			Structured Products: 7.6%
IDR	630,000,000		Barclays Bank PLC - Indonesia Sovereign T-Bond Linked Notes, 10.000%, 09/17/24	74,085
IDR	1,870,000,000		Barclays Bank PLC - Indonesia Sovereign T-Bond Linked Notes, 10.500%, 08/19/30	219,697
IDR	1,590,000,000		Barclays Bank PLC - Indonesia Sovereign T-Bond Linked Notes, 10.500%, 08/19/30	186,801
IDR	2,780,000,000		Barclays Bank PLC - Indonesia Sovereign T-Bond Linked Notes, 10.500%, 08/19/30	326,608
IDR	2,090,000,000		Barclays Bank PLC - Indonesia Sovereign T-Bond Linked Notes, 10.500%, 08/19/30	245,543
IDR	1,590,000,000		Barclays Bank PLC - Indonesia Sovereign T-Bond Linked Notes, 11.000%, 09/17/25	200,482
IDR	2,090,000,000		Barclays Bank PLC - Indonesia Sovereign T-Bond Linked Notes, 11.000%, 09/17/25	263,527
COP	525,000,000	S, I	Citigroup Funding Inc. - Colombia (TES) Unsecured Credit Linked Nts., 11.250%, 10/25/18	330,112
COP	132,000,000	S, I	Citigroup Funding Inc. - Colombia (TES) Unsecured Credit Linked Nts., 7.000%, 02/26/15	147,445
COP	207,000,000	S, I	Citigroup Funding Inc. - Colombia (TES) Unsecured Credit Linked Nts., 7.000%, 02/26/15	231,220
COP	361,000,000	S, I	Citigroup Funding Inc. - Colombia (TES) Unsecured Credit Linked Nts., 7.000%, 02/26/15	403,239
DOP	10,200,000	S, I	Citigroup Funding Inc. - Dominican Republic Unsecured Credit Linked Nts., 15.000%, 03/12/12	288,863
GHS	270,000	S, I	Citigroup Funding, Inc. - Ghana T-Bond Credit Linked Unsecured Notes, 15.000%, 12/15/10	186,857
GHS	110,000	S, I	Citigroup Funding, Inc. - Ghana T-Bond Credit Linked Unsecured Notes, 15.150%, 12/15/10	76,127
IDR	1,630,000,000		Citigroup Funding, Inc. - Indonesia Credit Linked Unsecured Notes, 11.500%, 09/18/19	219,371
IDR	4,110,000,000		Citigroup Funding, Inc. - Indonesia Credit Linked Unsecured Notes, 11.500%, 09/18/19	553,138
IDR	4,110,000,000		Citigroup Funding, Inc. - Indonesia Credit Linked Unsecured Notes, 11.500%, 09/18/19	553,138
IDR	1,290,000,000		Citigroup Funding, Inc. - Indonesia Sovereign T-Bond Linked Notes, 10.000%, 09/17/24	152,267
IDR	1,410,000,000		Citigroup Funding, Inc. - Indonesia Sovereign T-Bond Linked Notes, 10.500%, 08/19/30	165,654
IDR	2,150,000,000		Citigroup Funding, Inc. - Indonesia Sovereign T-Bond Linked Notes, 10.500%, 08/19/30	252,592
IDR	2,810,000,000		Citigroup Funding, Inc. - Indonesia Sovereign T-Bond Linked Notes, 10.500%, 08/19/30	330,132
IDR	1,620,000,000		Citigroup Funding, Inc. - Indonesia Sovereign T-Bond Linked Notes, 10.500%, 08/19/30	190,325
IDR	1,390,000,000		Citigroup Funding, Inc. - Indonesia Sovereign T-Bond Linked Notes, 11.000%, 09/17/25	176,721
IDR	2,810,000,000		Citigroup Funding, Inc. - Indonesia Sovereign T-Bond Linked Notes, 11.000%, 09/17/25	357,256
IDR	1,620,000,000		Citigroup Funding, Inc. - Indonesia Sovereign T-Bond Linked Notes, 11.000%, 09/17/25	205,962
COP	649,000,000		Citigroup Funding, Inc. - Republic of Colombia Credit Linked Notes, 9.250%, 05/15/14	371,476
$400,000		I	Cloverie PLC - Series 2005-93 Secured Credit Linked Nts., 3-month USD-LIBOR+4.250%, 12/20/10	384,560
342,500		#, S, I, Z	Coriolanus Limited - Pass-Through Emerging Markets Portfolio Credit Linked Nts. Series I, 3.346%*, 04/30/25	216,871
364,378		#, S, I, Z	Coriolanus Limited - Pass-Through Emerging Markets Portfolio Credit Linked Nts. Series II, 3.269%*, 09/10/10	230,724
456,109		#, S, I, Z	Coriolanus Limited - Pass-Through Emerging Markets Portfolio Credit Linked Nts. Series III, 3.242%*, 09/10/10	288,808
399,623		#, S, I, Z	Coriolanus Limited - Pass-Through Emerging Markets Portfolio Credit Linked Nts. Series IV, 3.191%*, 09/10/10	253,041
320,961		#, I, Z	Coriolanus Limited - Pass-Through Emerging Markets Portfolio Credit Linked Nts. Series V, 3.138%*, 09/10/10	203,232
359,068		#, I	Coriolanus Limited - Pass-Through Emerging Markets Portfolio Credit Linked Nts. Series VI, 3.103%*, 09/10/10	227,362
500,000		#, S, I	Coriolanus Limited - Pass-Through Emerging Markets Portfolio Credit Linked Nts., 10.620%, 09/10/10	339,750
3,700,000		S	Coriolanus Limited - Pass-Through Rondonia Precatorio Linked Nts., 0%, 12/31/17	1,096,676
COP	13,368,000,000	S, I	Credit and Repackaged Securities Limited (“CARS”) - Republic of Colombia COP-Linked Medium Term Credit Linked Nts., 10.476%*, 02/08/37	444,040
TRY	4,540,000	S	Credit and Repackaged Securities Limited (“CARS”) - Republic of Turkey Medium Term Credit Linked Nts., 14.802%*, 03/29/17	1,223,493
RUB	11,097,000	±, I	Credit Suisse International - Moitk Total Return Linked Nts., 8.990%, 03/26/11	35
RUB	15,260,000	I	Credit Suisse International - Moscoblgaz-Finans RUR Total Return Linked Nts., 9.250%, 06/24/12	451,395
RUB	3,200,000		Credit Suisse International - OAO Gazprom Credit Linked Nts., 13.120%, 06/26/12	115,103
RUB	4,600,000		Credit Suisse International - OAO Gazprom Credit Linked Nts., 13.120%, 06/26/12	165,513
RUB	4,300,000		Credit Suisse International - OAO Gazprom Credit Linked Nts., 13.120%, 06/26/12	154,719
RUB	21,942,000	I	Credit Suisse International - Oreniz Total Return Linked Nts., 9.240%, 02/21/12	561,365
RUB	19,450,000	I	Credit Suisse International - SPETSSTROY-2 Credit Linked Fully Funded Total Return Linked Nts., 8.590%, 5/20/10	62
VND	3,048,000,000	I	Credit Suisse International - Vietnam Shipbuilding Industry Group Total Return Credit Linked Nts., 10.500%, 01/19/17	79,874
IDR	1,230,000,000		Deutsche Bank AG - Indonesia Credit Linked Unsecured Notes, 12.800%, 06/15/21	180,988
IDR	2,780,000,000		Deutsche Bank AG - Indonesia Sovereign T-Bond Linked Notes, 10.500%, 08/23/30	328,141
IDR	1,990,000,000		Deutsche Bank AG - Indonesia Sovereign T-Bond Linked Notes, 11.000%, 09/17/25	251,666
RUB	4,010,000		Deutsche Bank AG - OAO Gazprom Credit Linked Nts., 13.120%, 06/26/12	144,206
RUB	4,760,000		Deutsche Bank AG - OAO Gazprom Credit Linked Nts., 13.120%, 06/26/12	171,177

MXN	666,285		Deutsche Bank AG, London - Arrendadora Capita Corporation SA de CV and The Capita Corporation de Mexico, SA de CV Credit Linked Nts., 9.090%, 01/05/11	49,684
MXN	435,528		Deutsche Bank AG, London - Arrendadora Capita Corporation SA de CV and The Capita Corporation de Mexico, SA de CV Credit Linked Nts., 9.520%, 01/05/11	32,477
MXN	436,594		Deutsche Bank AG, London - Arrendadora Capita Corporation SA de CV and The Capita Corporation de Mexico, SA de CV Credit Linked Nts., 9.650%, 01/05/11	32,556
$420,000		I	Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.400%, 08/25/10	406,239
420,000		I	Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.500%, 02/25/11	357,592
420,000		I	Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.600%, 08/25/11	319,885
420,000		I	Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.680%, 02/27/12	288,368
420,000		I	Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.750%, 08/28/12	263,012
IDR	4,800,000,000		Deutsche Bank AG, Singapore - Indonesia Credit Linked Nts., 12.800%, 06/22/21	706,296
$900,000		#, S, I	Eirles Two Ltd. 324 - Floating Rate Credit Linked Nts., 6-month USD-LIBOR +3.200%, 04/30/12	691,650
900,000		#, S, I	Eirles Two Ltd. 335 - Floating Rate Credit Linked Nts., 6-month USD-LIBOR +1.650%,04/30/12	790,200
1,280,000		#, S, I	Hallertau SPC 2007-01- Republic of Philippines Credit Linked Nts., 6-month USD-LIBOR +2.050%, 12/20/17	1,054,080
2,551,250		#, S, I	Hallertau SPC 2008-2A - Doux Frangosul S.A. ARGO Avicola Credit Linked Nts., 9.264%, 09/17/13	2,572,425
BRL	2,448,926	#, S, I	Hallertau SPC, Series 2008-1, Certificado de Direitos Creditorios do Agronegocio/Frigorifico Margen Ltda. Credit Linked Nts., 9.888%*, 08/02/10	135,675
RUB	13,220,000		JPMorgan Bank International - Russia Government International Bond Credit Linked Nts., 10.000%, 09/28/11	450,214
COP	2,663,000,000	S, I	JPMorgan Chase Bank N.A. - COP and Colombia Credit Linked Nts., 10.218%*, 10/31/16	836,897
COP	2,674,000,000	S, I	JPMorgan Chase Bank N.A. - COP and Colombia Credit Linked Nts., 10.218%*, 10/31/16	840,354
IDR	1,600,000,000		JPMorgan Chase Bank N.A., London - Indonesia Sovereign T-Bond Linked Notes, 10.000%, 09/17/24	188,152
IDR	1,410,000,000	I	JPMorgan Chase Bank N.A., London - Indonesia Sovereign T-Bond Linked Notes, 10.500%, 08/19/30	163,600
IDR	1,620,000,000		JPMorgan Chase Bank N.A., London - Indonesia Sovereign T-Bond Linked Notes, 10.500%, 08/19/30	187,966
IDR	1,870,000,000		JPMorgan Chase Bank N.A., London - Indonesia Sovereign T-Bond Linked Notes, 10.500%, 08/19/30	216,974
IDR	2,970,000,000		JPMorgan Chase Bank N.A., London - Indonesia Sovereign T-Bond Linked Notes, 10.500%, 08/19/30	344,605
IDR	2,780,000,000		JPMorgan Chase Bank N.A., London - Indonesia Sovereign T-Bond Linked Notes, 10.500%, 08/19/30	322,560
IDR	1,070,000,000		JPMorgan Chase Bank N.A., London - Indonesia Sovereign T-Bond Linked Notes, 11.000%, 09/17/25	133,723
IDR	1,620,000,000		JPMorgan Chase Bank N.A., London - Indonesia Sovereign T-Bond Linked Notes, 11.000%, 09/17/25	202,460
IDR	1,870,000,000		JPMorgan Chase Bank N.A., London - Indonesia Sovereign T-Bond Linked Notes, 11.000%, 09/17/25	233,704
IDR	2,150,000,000		JPMorgan Chase Bank N.A., London - Indonesia Sovereign T-Bond Linked Notes, 11.000%, 09/17/25	268,697
IDR	1,590,000,000		JPMorgan Chase Bank N.A., London - Indonesia Sovereign T-Bond Linked Notes, 11.000%, 09/17/25	198,711
IDR	2,530,000,000		JPMorgan Chase Bank N.A., London - Indonesia Sovereign T-Bond Linked Notes, 11.500%, 09/15/19	335,780
INR	45,000,000		JPMorgan Chase Bank N.A., London - The Export Import Bank of India, 6.550%, 03/13/13	896,028
IDR	4,190,000,000		JPMorgan Chase Bank, N.A., Singapore - Indonesia Credit Linked Nts., 12.800%, 06/17/21	602,269
COP	392,000,000	S, I	LatAm Walker Cayman Trust Series 2006-102 - COP and Colombia Credit Linked Nts., 10.000%, 11/17/16	198,616
$501,067		S, I	MicroAccess Trust 2007 - MicroFinance Institutional Loans, Credit Linked Nts., 7.550%, 5/24/12	348,392
BRL	6,135,000	S	Morgan Stanley - Brazilian Real and Credit Linked Nts., 12.551%*, 01/05/22	401,069
PEN	832,000	#	Morgan Stanley - PEN Denominated Credit Linked Nts., 6.250%, 03/23/17	234,391
$200,000		S, I	Morgan Stanley - The State Road Administration of Ukraine (Republic of ) Credit Linked Nts., 6-month USD-LIBOR +2.67%, 10/15/17	160,000
630,000		S, I	Morgan Stanley - The State Road Administration of Ukraine/Republic of Ukraine Credit Linked Nts., 6-month USD-LIBOR +1.80%, 10/15/17	504,000
900,000		S, I	Morgan Stanley - United Mexican States Credit Linked Nts., 6-month USD LIBOR +1.130%, 11/20/15	761,220
RUB	13,786,021		Morgan Stanley & Co. International Ltd. - EM Whole Loan SA /Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 5.000%, 08/22/34	216,794
RUB	3,209,289		Morgan Stanley & Co. International Ltd. - Red Arrow International Leasing PLC Total Return Linked Nts., 8.375%, 07/06/12	103,557
$1,188,563		S	Morgan Stanley Capital Services Inc. - WTI Trading Limited Total Return Linked Nts., 15.000%, 03/08/12	1,178,223
1,586,408		S	Morgan Stanley Capital Services Inc. - WTI Trading Limited Total Return Linked Nts., 15.000%, 03/08/12	1,571,972
MXN	2,070,000	I	Reforma BLN-Backed I - Class 1A Asset-Backed Variable Funding Notes, TIIE +2.000%, 07/31/14	160,055
MXN	414,000	I	Reforma BLN-Backed I - Class 1B Asset-Backed Variable Funding Notes, TIIE +2.000%, 07/31/14	32,011
MXN	690,000	I	Reforma BLN-Backed I - Class 1C Asset-Backed Variable Funding Notes, TIIE +2.000%, 07/31/14	53,352
MXN	345,000	I	Reforma BLN-Backed I - Class 1D Asset-Backed Variable Funding Notes, TIIE +2.000%, 07/31/14	26,676
MXN	483,000	I	Reforma BLN-Backed I - Class 1E Asset-Backed Variable Funding Notes, TIIE +2.000%, 07/31/14	37,346
MXN	197,523	I	Reforma BLN-Backed I - Class 2A Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	15,273
MXN	345,571	I	Reforma BLN-Backed I - Class 2B Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	26,720
MXN	5,210,380	I	Reforma BLN-Backed I - Class 2C Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	402,873
MXN	379,725	I	Reforma BLN-Backed I - Class 2D Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	29,361
MXN	275,878	I	Reforma BLN-Backed I - Class 2E Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	21,331
MXN	176,189	I	Reforma BLN-Backed I - Class 2F Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	13,623
MXN	32,447	I	Reforma BLN-Backed I - Class 2G Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	2,509
$300,000		#, S	Salisbury Intl. Investments Ltd. - Series 2006-003 Tranche E, Secured Credit Linked Nts., 3-month USD-LIBOR +4.150%, 07/22/11	276,600
GHS	650,000	I	Standard Bank PLC - Ghana T-Bond Credit Linked Unsecured Notes, 12.684%*, 11/24/10	427,175
GHS	263,055	S, I	UBS AG, Jersey - Ghana (Republic of) Credit Linked Nts., 14.470%, 12/28/11	180,993

			Total Structured Products (Cost $40,637,401)	35,728,404

Shares

COMMON STOCK: 0.7%
			Consumer Discretionary: 0.5%
33,895		@, S	Charter Communications, Inc.	1,196,494
34,484		@	Dana Holding Corp.	344,840
7,250		@	Greektown Holdings, LLC	819,250
				2,360,584
			Consumer Staples: 0.0%
12,144		@, #, S	MHP S.A. GDR	157,872
				157,872
			Financials: 0.1%
144,498		@, #, S, I	Arco Capital Corp. Ltd	361,245
				361,245
			Materials: 0.1%
25,718		@	Solutia, Inc.	336,906
				336,906
			Telecommunication Services: 0.0%
69,584		@	Sprint Nextel Corp.	295,036
				295,036
			Total Common Stock (Cost $5,248,128)	3,511,643

MUTUAL FUNDS: 4.1%
			Open-End Funds: 4.1%
1,808,566		S	Oppenheimer Master Loan Fund	19,428,712

			Total Mutual Funds (Cost $17,992,953)	19,428,712

PREFERRED STOCK: 0.2%
			Financials: 0.2%
950		#, P	General Motors Acceptance Corp.		738,477

			Total Preferred Stock (Cost $722,265)		738,477

WARRANTS: 0.0%
			Consumer Staples: 0.0%
825			ASG Warrant Corp.		62,288

			Total Warrants (Cost $22,900)		62,288

Notional Amount

POSITIONS IN PURCHASED OPTIONS: 0.0%
			Foreign Currency Options: 0.0%
	$2,005,000		Call Option OTC - Barclays Bank PLC, USD vs AUD, Strike @ 0.8735 (USD)-Exp 08/23/10		18,276
JPY	33,000,000		Put Option OTC - Bank of America Corp., KRW vs JPY, Strike @ 12.050 (KRW)-Exp 11/29/10		2,512
JPY	33,000,000		Put Option OTC - Bank of America Corp., KRW vs JPY, Strike @ 12.200 (KRW)-Exp 11/29/10		3,076
JPY	114,000,000		Put Option OTC - Citibank N.A., KRW vs JPY, Strike @ 12.400 (KRW)-Exp 08/24/10		2,795
JPY	31,000,000		Put Option OTC - Citibank N.A., KRW vs JPY, Strike @ 12.440 (KRW)-Exp 11/29/10		2,596
JPY	33,000,000		Put Option OTC - Goldman Sachs, KRW vs JPY, Strike @ 11.955 (KRW)-Exp 11/29/10		4,210
JPY	31,000,000		Put Option OTC - Goldman Sachs, KRW vs JPY, Strike @ 12.250 (KRW)-Exp 11/29/10		3,955
JPY	71,000,000		Put Option OTC - Goldman Sachs, KRW vs JPY, Strike @ 12.750 (KRW)-Exp 08/23/10		4,748
JPY	71,000,000		Put Option OTC - JPMorgan Chase Bank, N.A., KRW vs JPY, Strike @ 12.350 (KRW)-Exp 08/23/10		975

			Total Positions in Purchased Options (Cost $135,960)		43,143

			Total Long-Term Investments (Cost $450,405,593)		443,828,552

Shares

SHORT-TERM INVESTMENTS: 12.8%
			Affiliated Mutual Fund: 8.1%
$38,387,753			ING Institutional Prime Money Market Fund - Class I		38,387,753
			Total Mutual Fund (Cost $38,387,753)		38,387,753

Principal Amount

			U.S. Treasury Bills: 0.2%
	$1,000,000		0.030%, due 07/08/10		999,979

			Total U.S. Treasury Bills (Cost $999,979)		999,979

			Securities Lending Collateral(cc): 4.5%
20,768,401			Bank of New York Mellon Corp. Overnight Government Fund, Series A (1)		20,768,401
435,640		I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		348,512

			Total Securities Lending Collateral (Cost $21,204,041)		21,116,913

			Total Short-Term Investments (Cost $60,591,773)		60,504,645

			Total Investments in Securities (Cost $510,997,366) *	106.8%	$504,333,197
			Other Assets and Liabilities - Net	(6.8)	(32,319,227)
			Net Assets	100.0%	$472,013,970

		@	Non-income producing security
		&	Payment-in-kind
		GDR	Global Depositary Receipt
		MASTR	Mortgage Asset Securitization Transaction, Inc.
		+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
		#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

		P	Preferred Stock may be called prior to convertible date.
		(cc)	Securities purchased with cash collateral for securities loaned.
		(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
		(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

		##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

		W	Settlement is on a when-issued or delayed-delivery basis.
		S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

		I	Illiquid security
		L	Loaned security, a portion or all of the security is on loan at June 30, 2010.
		±	Defaulted security
		^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	EU Euro
GBP	British Pound
GHS	Ghanian Cedi
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
VND	Vietnamese Dong
ZAR	South African Rand

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of June 30, 2010 (Unaudited)

	Principal Amount			Value

CORPORATE BONDS/NOTES: 27.8%
			Consumer Staples: 0.7%
	$3,000,000	S	Anheuser-Busch InBev Worldwide, Inc., 4.125%, due 01/15/15	$3,143,715
	3,000,000	S	Anheuser-Busch InBev Worldwide, Inc., 5.375%, due 01/15/20	3,238,845
	400,000	S	Philip Morris International, Inc., 5.650%, due 05/16/18	438,270
	300,000	S	Reynolds American, Inc., 7.625%, due 06/01/16	340,649
				7,161,479
			Energy: 1.5%
	2,600,000	S	Kinder Morgan Energy Partners LP, 5.950%, due 02/15/18	2,812,420
	2,000,000		Morgan Stanley Bank AG for OAO Gazprom, 9.625%, due 03/01/13	2,245,000
	127,684		OAO Gazprom ADR, 7.201%, due 02/01/20	132,964
	1,300,000	#, S	Petroleos Mexicanos, 6.000%, due 03/05/20	1,364,600
	2,500,000	S	Petroleos Mexicanos, 8.000%, due 05/03/19	2,987,500
	500,000	S	Shell International Finance BV, 5.500%, due 03/25/40	534,473
	400,000	S	Total Capital SA, 4.450%, due 06/24/20	409,118
	300,000	S	Trans-Canada Pipelines, 7.625%, due 01/15/39	384,535
	5,400,000	S	Transocean, Inc., 1.500%, due 12/15/37	4,819,500
	300,000	#, S	Williams Cos., Inc., 6.375%, due 10/01/10	302,615
				15,992,725
			Financials: 22.4%
	700,000	S	Allstate Life Global Funding Trusts, 5.375%, due 04/30/13	768,035
	2,129,000	S	Ally Financial, Inc., 5.375%, due 06/06/11	2,134,322
	2,100,000	S	Ally Financial, Inc., 6.000%, due 05/23/12	2,073,750
	5,100,000		Ally Financial, Inc., 6.875%, due 09/15/11	5,195,625
	400,000	S	Ally Financial, Inc., 7.250%, due 03/02/11	408,500
	1,000,000	S	American Express Bank FSB, 3.150%, due 12/09/11	1,035,924
	200,000	S	American Express Bank FSB, 6.000%, due 09/13/17	219,836
	200,000	S	American Express Centurion Bank, 6.000%, due 09/13/17	220,095
	700,000	S	American Express Co., 7.000%, due 03/19/18	808,602
	600,000	S	American Express Credit Corp., 5.875%, due 05/02/13	656,909
EUR	6,100,000		American General Finance Corp., 4.125%, due 11/29/13	5,926,494
	$300,000	S	American General Finance Corp., 4.875%, due 07/15/12	273,000
	3,700,000	S	American General Finance Corp., 5.625%, due 08/17/11	3,584,375
	1,000,000	S	American General Finance Corp., 6.900%, due 12/15/17	801,250
	3,300,000	S	American International Group, Inc., 5.850%, due 01/16/18	2,965,875
	800,000	#, S	ANZ National International Ltd., 6.200%, due 07/19/13	886,932
	1,700,000	#, S	Banco Santander Chile, 1.557%, due 04/20/12	1,699,898
	300,000	S	Bank of America Corp., 0.766%, due 08/15/16	263,859
	2,900,000	S	Bank of America Corp., 2.100%, due 04/30/12	2,971,099
	900,000	S	Bank of America Corp., 5.750%, due 12/01/17	934,776
	4,400,000	S	Bank of America Corp., 6.500%, due 08/01/16	4,767,774
	300,000	#, L	Bank of China Hong Kong Ltd., 5.550%, due 02/11/20	303,549
	600,000	#, S	Bank of Montreal, 2.850%, due 06/09/15	610,505
	4,100,000	S	Barclays Bank PLC, 5.450%, due 09/12/12	4,359,399
	700,000	#, S	Barclays Bank PLC, 6.050%, due 12/04/17	707,517
	1,900,000	S	Bear Stearns Cos., Inc., 6.400%, due 10/02/17	2,113,507
	2,100,000	S	Bear Stearns Cos., Inc., 6.950%, due 08/10/12	2,304,557
	2,200,000	#, S	BNP Paribas, 5.186%, due 06/29/49	1,820,500
	3,000,000	S	Caterpillar Financial Services Corp., 4.850%, due 12/07/12	3,243,747
	298,730		CIT Group, Inc., 7.000%, due 05/01/13	287,528
	148,098	S	CIT Group, Inc., 7.000%, due 05/01/14	140,323
	448,096	S	CIT Group, Inc., 7.000%, due 05/01/15	415,609
	246,829	S	CIT Group, Inc., 7.000%, due 05/01/16	226,466
	345,563	S	CIT Group, Inc., 7.000%, due 05/01/17	312,735
	900,000	S	Citibank NA, 1.875%, due 05/07/12	919,023
	300,000	S	Citibank NA, 1.875%, due 06/04/12	306,187
	400,000	S	CitiFinancial, 6.625%, due 06/01/15	428,109
	3,200,000	S	Citigroup Capital XXI, 8.300%, due 12/21/57	3,132,602
	1,200,000	S	Citigroup Funding, Inc., 1.875%, due 10/22/12	1,225,914
	1,200,000	S	Citigroup Funding, Inc., 2.250%, due 12/10/12	1,236,014
	700,000	S	Citigroup, Inc., 2.125%, due 04/30/12	717,477
	2,900,000	S	Citigroup, Inc., 2.875%, due 12/09/11	2,991,205
	700,000	S	Citigroup, Inc., 5.300%, due 10/17/12	725,808
	1,900,000	S	Citigroup, Inc., 5.500%, due 08/27/12	1,981,504
	2,300,000	S	Citigroup, Inc., 5.500%, due 04/11/13	2,392,386
	500,000	S	Citigroup, Inc., 5.625%, due 08/27/12	515,518
	500,000	S	Citigroup, Inc., 5.850%, due 07/02/13	523,840
	1,900,000	S	Citigroup, Inc., 6.000%, due 08/15/17	1,976,433
	300,000	S	Citigroup, Inc., 6.125%, due 05/15/18	313,592
	300,000	S	Citigroup, Inc., 8.500%, due 05/22/19	358,215
	6,300,000	#, S	Commonwealth Bank of Australia, 0.948%, due 07/12/13	6,281,270
	1,100,000	#, S	Commonwealth Bank of Australia, 6.024%, due 03/29/49	990,941
	700,000	#, S	Corp Nacional del Cobre de Chile - CODELCO, 7.500%, due 01/15/19	860,532
	5,700,000	#, S	Credit Agricole S.A., 8.375%, due 12/13/49	5,415,000
	1,600,000	S	Deutsche Bank AG/London, 6.000%, due 09/01/17	1,767,264
	3,300,000	#, S	Dexia Credit Local, 0.808%, due 04/29/14	3,299,531
	1,400,000	#, S	Dexia Credit Local, 1.188%, due 09/23/11	1,402,293
	1,800,000		Export-Import Bank of Korea, 4.125%, due 09/09/15	1,831,829
	500,000		Export-Import Bank of Korea, 5.125%, due 06/29/20	503,959
	11,900,000	#, S	FIH Erhvervsbank A/S, 0.907%, due 06/13/13	11,889,588
	200,000	S	Ford Motor Credit Co., LLC, 7.250%, due 10/25/11	205,518
	1,100,000	S	Ford Motor Credit Co., LLC, 7.375%, due 02/01/11	1,120,752
	300,000	S	Ford Motor Credit Co., LLC, 8.625%, due 11/01/10	304,990
EUR	300,000		Fortis Bank Nederland Holding NV, 3.000%, due 04/17/12	376,517
	$2,400,000	S	General Electric Capital Corp., 2.000%, due 09/28/12	2,458,642
	600,000	S	General Electric Capital Corp., 2.125%, due 12/21/12	617,222
	5,000,000	S	General Electric Capital Corp., 2.625%, due 12/28/12	5,199,045
	3,400,000	S	General Electric Capital Corp., 3.000%, due 12/09/11	3,513,441

EUR	4,800,000		General Electric Capital Corp., 5.500%, due 09/15/67	4,930,542
$900,000		S	General Electric Capital Corp., 5.875%, due 01/14/38	885,514
	800,000	S	General Electric Capital Corp., 6.875%, due 01/10/39	886,215
	50,000	S	Goldman Sachs Group, Inc., 5.950%, due 01/18/18	52,014
	800,000	S	Goldman Sachs Group, Inc., 6.150%, due 04/01/18	839,302
	2,000,000	S	Goldman Sachs Group, Inc., 6.250%, due 09/01/17	2,119,908
	3,200,000	S	Goldman Sachs Group, Inc., 6.750%, due 10/01/37	3,146,726
EUR	3,200,000		International Lease Finance Corp., 1.058%, due 08/15/11	3,605,212
$800,000		S	International Lease Finance Corp., 5.125%, due 11/01/10	795,000
	4,400,000	S	International Lease Finance Corp., 5.300%, due 05/01/12	4,158,000
	1,100,000	S	International Lease Finance Corp., 5.400%, due 02/15/12	1,047,750
	1,800,000	S	International Lease Finance Corp., 5.450%, due 03/24/11	1,782,900
	5,600,000	S	Intesa Sanpaolo/New York, 2.375%, due 12/21/12	5,555,430
	1,000,000	S	JP Morgan Chase & Co., 6.000%, due 01/15/18	1,105,923
	900,000	S	JP Morgan Chase Bank NA, 0.866%, due 06/13/16	847,892
	2,700,000	S	Korea Development Bank, 4.375%, due 08/10/15	2,756,160
	2,000,000	±, S	Lehman Brothers Holdings, Inc., 0.000%, due 05/25/10	400,000
EUR	2,364,000	±	Lehman Brothers Holdings, Inc., 0.000%, due 06/12/13	672,117
$2,700,000		±, S	Lehman Brothers Holdings, Inc., 6.200%, due 09/26/14	546,750
	300,000	±, S	Lehman Brothers Holdings, Inc., 6.875%, due 05/02/18	62,625
	6,700,000	#, S	Lloyds TSB Bank PLC, 5.800%, due 01/13/20	6,335,395
	3,000,000	#, S	Macquarie Group Ltd., 7.300%, due 08/01/14	3,314,080
	3,230,000	S	Manuf & Traders Trust Co., 8.000%, due 10/01/10	3,276,799
	1,800,000	S	Merrill Lynch & Co., Inc., 0.516%, due 07/25/11	1,784,824
	300,000	S	Merrill Lynch & Co., Inc., 6.050%, due 08/15/12	319,132
	1,900,000	S	Merrill Lynch & Co., Inc., 6.875%, due 04/25/18	2,029,954
	5,400,000	#, S	Metropolitan Life Global Funding I, 0.927%, due 07/13/11	5,395,820
	500,000	#, S	Monumental Global Funding Ltd., 5.500%, due 04/22/13	535,145
	100,000	S	Morgan Stanley, 0.550%, due 04/19/12	97,046
	2,900,000	S	Morgan Stanley, 3.250%, due 12/01/11	3,005,766
	800,000	S	Morgan Stanley, 5.950%, due 12/28/17	811,341
	1,600,000	S	Morgan Stanley, 6.250%, due 08/28/17	1,628,942
	3,400,000	S	National City Corp., 4.000%, due 02/01/11	3,442,500
	1,400,000	#, S	Nationwide Building Society, 6.250%, due 02/25/20	1,479,972
	4,800,000	S	Nomura Holdings, Inc., 6.700%, due 03/04/20	5,087,198
DKK	2,802,183		Nykredit Realkredit A/S, 2.292%, due 04/01/38	451,501
DKK	3,092,372		Nykredit Realkredit A/S, 2.292%, due 10/01/38	492,928
$600,000		S	Principal Life Income Funding Trusts, 5.300%, due 04/24/13	649,226
	900,000	S	Principal Life Income Funding Trusts, 5.550%, due 04/27/15	975,401
	3,400,000	S	Protective Life Secured Trusts, 0.505%, due 11/09/10	3,395,111
DKK	8,612,161		Realkredit Danmark A/S, 2.450%, due 01/01/38	1,377,030
DKK	2,785,558		Realkredit Danmark A/S, 2.450%, due 01/01/38	447,931
$600,000		#, S	Royal Bank of Scotland Group PLC, 6.990%, due 10/29/49	393,000
	4,100,000	#, S	Royal Bank of Scotland PLC, 0.823%, due 04/08/11	4,094,379
	8,400,000	#	Royal Bank of Scotland PLC, 1.450%, due 10/20/11	8,418,581
	500,000	#, S	Royal Bank of Scotland PLC, 3.000%, due 12/09/11	513,494
	200,000	#, S	Royal Bank of Scotland PLC, 4.875%, due 08/25/14	200,768
	6,400,000	#, S	Santander US Debt SA Unipersonal, 1.333%, due 03/30/12	6,283,170
	2,400,000	S	SLM Corp., 0.737%, due 03/15/11	2,347,747
EUR	2,800,000		SLM Corp., 3.125%, due 09/17/12	3,071,806
$200,000		#, S	Societe Generale, 5.922%, due 12/31/49	151,593
	700,000	#, S	Temasek Financial I Ltd., 4.300%, due 10/25/19	729,800
	300,000	#, S	TransCapitalInvest Ltd for OJSC AK Transneft, 8.700%, due 08/07/18	350,497
	500,000	S	UBS AG, 5.750%, due 04/25/18	516,636
	1,000,000	S	UBS AG/Stamford CT, 1.584%, due 02/23/12	1,003,950
	1,100,000	S	UBS Preferred Funding Trust V, 6.243%, due 05/29/49	954,250
	800,000	S	Union Planters Corp., 7.750%, due 03/01/11	811,216
	1,800,000	S	Wachovia Corp., 5.750%, due 02/01/18	1,975,037
	1,200,000	S	Wells Fargo & Co., 5.625%, due 12/11/17	1,313,838
EUR	1,200,000		Wells Fargo & Company, 0.933%, due 03/23/16	1,387,384
$200,000			White Nights Finance BV for Gazprom, 10.500%, due 03/25/14	232,344
	146,000	#, S	ZFS Finance USA Trust IV, 5.875%, due 05/09/32	129,578
				240,633,123
			Health Care: 0.7%
	2,400,000	S	Amgen, Inc., 6.150%, due 06/01/18	2,843,395
	300,000	S	AstraZeneca PLC, 5.900%, due 09/15/17	351,484
	200,000	S	AstraZeneca PLC, 6.450%, due 09/15/37	243,213
	1,900,000	S	HCA, Inc., 8.500%, due 04/15/19	2,023,500
	1,400,000	#, S	Roche Holdings, Inc., 7.000%, due 03/01/39	1,827,724
	600,000	S	UnitedHealth Group, Inc., 4.875%, due 02/15/13	645,119
				7,934,435
			Industrials: 0.2%
	700,000	#, S	C8 Capital SPV Ltd., 6.640%, due 12/31/49	461,586
	1,600,000	S	Union Pacific Corp., 5.700%, due 08/15/18	1,795,250
				2,256,836
			Information Technology: 0.8%
	1,300,000	S	Dell, Inc., 4.700%, due 04/15/13	1,408,576
	5,700,000	S	International Business Machines Corp., 5.700%, due 09/14/17	6,634,971
				8,043,547
			Materials: 0.1%
	400,000	S	Rohm & Haas Co., 6.000%, due 09/15/17	436,886
	200,000	S	Vale Overseas Ltd., 6.250%, due 01/23/17	218,344
				655,230
			Telecommunication Services: 1.0%
	24,000	S	AT&T Corp., 7.300%, due 11/15/11	25,950
	600,000	S	AT&T, Inc., 4.950%, due 01/15/13	651,676
	600,000	S	AT&T, Inc., 5.500%, due 02/01/18	664,537
	1,500,000	S	AT&T, Inc., 6.300%, due 01/15/38	1,633,305
	2,500,000	S	BellSouth Corp., 5.200%, due 09/15/14	2,780,635
	4,900,000	S	Cellco Partnership / Verizon Wireless Capital, LLC, 3.065%, due 05/20/11	5,010,475
	30,000	S	New Cingular Wireless Services, Inc., 7.875%, due 03/01/11	31,375
	200,000	S	Qwest Corp., 8.875%, due 03/15/12	215,500
				11,013,453

		Utilities: 0.4%
300,000	S	Columbus Southern Power Co., 6.600%, due 03/01/33	345,880
600,000	#, S	EDF SA, 5.500%, due 01/26/14	663,667
600,000	#, S	EDF SA, 6.500%, due 01/26/19	699,339
600,000	#, S	Electricite de France, 6.950%, due 01/26/39	725,652
2,100,000	#, S	Enel Finance International S.A., 6.250%, due 09/15/17	2,279,447
			4,713,985
		Total Corporate Bonds/Notes (Cost $294,326,405)	298,404,813

U.S. GOVERNMENT AGENCY OBLIGATIONS: 15.2%
		Federal Home Loan Mortgage Corporation##: 3.5%
1,751,060	S	0.500%, due 07/15/19-08/15/19	1,745,564
6,000,000	S, L	1.125%, due 07/27/12	6,045,510
3,700,000	S	1.125%, due 06/01/11	3,723,980
282,511	S	1.621%, due 10/25/44	286,771
1,406,973	S	1.821%, due 07/25/44	1,430,087
453,087	S	1.875%, due 03/25/24	456,070
14,647	S	2.669%, due 04/01/32	15,271
16,197	S	3.500%, due 07/15/32	16,779
540,467	S	4.500%, due 06/15/17	554,947
88,219	S	4.946%, due 09/01/35	91,492
597,097	S	5.000%, due 07/15/24-04/15/26	601,863
4,000,000	W	5.500%, due 08/14/36	4,280,000
4,391,711	S	5.500%, due 03/15/17-12/01/37	4,726,472
12,000,000	W	6.000%, due 08/15/34	12,988,128
599,575	S	6.000%, due 10/01/17-06/01/38	660,456
			37,623,390
		Federal National Mortgage Association##: 11.6%
784,722	S	0.407%, due 07/25/37	715,886
111,607	S	0.467%, due 03/25/34	111,451
878,643	S	0.657%, due 04/25/37	873,435
1,647,638	S	0.797%, due 09/25/35	1,628,385
2,200,000	S, L	1.125%, due 07/30/12	2,215,708
248,229	S	1.613%, due 10/01/44	248,759
800,073	S	1.650%, due 02/01/33	820,207
5,700,000	S, L	1.750%, due 05/07/13	5,808,158
101,533	S	1.875%, due 04/25/24	102,915
5,607	S	2.000%, due 02/01/20	5,780
82,106	S	2.585%, due 04/01/32	82,400
431,030	S	2.696%, due 02/01/35	448,880
1,052,968	S	2.808%, due 11/01/34	1,100,519
11,422	S	2.815%, due 09/01/31	11,821
339,657	S	3.084%, due 08/01/35	347,032
5,000,000	W	4.000%, due 02/25/39	5,063,672
28,000,000	W	4.500%, due 07/15/35-09/01/39	28,911,876
86,106	S	4.670%, due 12/01/36	89,980
631,075	S	4.719%, due 09/01/35	657,182
440,972	S	5.000%, due 06/25/27	444,708
393,324	S	5.017%, due 09/01/34	410,547
2,000,000	W	5.500%, due 07/15/34	2,147,188
4,853,905	S	5.500%, due 04/01/21-08/01/38	5,237,881
1,000,000		5.500%, due 03/01/38	1,075,006
4,000,000	W	6.000%, due 08/12/40	4,327,500
53,845,156	S	6.000%, due 06/01/17-10/01/38	58,550,369
1,000,000	W	6.500%, due 07/15/33	1,095,313
1,829,918	S	6.500%, due 03/01/17-06/17/38	1,994,882
			124,527,440
		Government National Mortgage Association: 0.1%
28,102	S	0.750%, due 03/16/32	28,202
1,000,000	W	6.000%, due 07/15/33	1,089,844
			1,118,046
		Total U.S. Government Agency Obligations (Cost $158,908,944)	163,268,876

U.S. TREASURY OBLIGATIONS: 25.7%
		U.S. Treasury Notes: 25.5%
27,500,000		0.625%, due 06/30/12	27,506,490
18,100,000	S	1.125%, due 06/15/13	18,174,862
15,200,000	S	1.375%, due 03/15/13-05/15/13	15,390,233
4,000,000		1.875%, due 06/30/15	4,015,940
18,700,000	L	2.125%, due 05/31/15	19,024,370
200,000	S	2.250%, due 01/31/15	205,016
1,200,000	S	2.375%, due 02/28/15	1,236,944
3,200,000	L	2.500%, due 04/30/15	3,314,250
42,300,000		2.500%, due 06/30/17	42,491,661
9,700,000	S	2.750%, due 05/31/17	9,905,367
4,200,000	S	2.750%, due 02/15/19	4,184,905
12,800,000	S	3.125%, due 04/30/17	13,382,003
7,300,000	S	3.375%, due 11/15/19	7,561,778
38,800,000	L	3.500%, due 05/15/20	40,612,620
20,300,000	S, L	3.625%, due 02/15/20	21,451,396
10,300,000	S	3.625%, due 08/15/19	10,893,053
2,300,000	S	4.250%, due 05/15/39	2,432,250
13,850,000	S	4.375%, due 02/15/38-05/15/40	14,975,514
8,400,000	S	4.625%, due 02/15/40	9,443,440
2,700,000	S	4.750%, due 02/15/37	3,100,359
400,000	S	5.375%, due 02/15/31	492,188
2,300,000	S	8.750%, due 05/15/20	3,437,782
			273,232,421
		Treasury Inflation Indexed Protected Securitiesip: 0.2%
219,682	S	2.000%, due 01/15/26	232,914
2,081,826	S	2.375%, due 01/15/25	2,315,217
			2,548,131
		Total U.S. Treasury Obligations (Cost $268,341,856)	275,780,552

ASSET-BACKED SECURITIES: 0.6%
		Automobile Asset-Backed Securities: 0.1%
702,640	#, S	Ally Auto Receivables Trust, 1.320%, due 03/15/12	704,247
480,711	S	Daimler Chrysler Auto Trust, 1.826%, due 09/10/12	483,379
			1,187,626
		Credit Card Asset-Backed Securities: 0.2%
700,000	S	BA Credit Card Trust, 0.930%, due 04/15/13	701,155
1,400,000	S	BA Credit Card Trust, 1.550%, due 12/16/13	1,413,248
			2,114,403
		Home Equity Asset-Backed Securities: 0.1%
569,944	S	Household Home Equity Loan Trust, 0.638%, due 01/20/34	518,905
			518,905

		Other Asset-Backed Securities: 0.2%
455,333	S	Countrywide Asset-Backed Certificates, 0.427%, due 10/25/47	431,733
1,891,412	S	Countrywide Asset-Backed Certificates, 0.527%, due 09/25/36	1,444,548
319,612	S	JP Morgan Mortgage Acquisition Corp., 0.407%, due 03/25/47	230,158
58,753	S	Long Beach Mortgage Loan Trust, 0.627%, due 10/25/34	50,228
51,544	S	Morgan Stanley Capital, Inc., 0.397%, due 11/25/36	50,459
222,553	S	WAMU Asset-Backed Certificates, 0.397%, due 01/25/37	191,252
			2,398,378
		Total Asset-Backed Securities (Cost $6,840,899)	6,219,312

COLLATERALIZED MORTGAGE OBLIGATIONS: 4.7%
2,567,879	S	Access Group, Inc., 1.616%, due 10/27/25	2,633,810
125,380	S	Adjustable Rate Mortgage Trust, 3.113%, due 05/25/35	122,870
406,133	S	American Home Mortgage Investment Trust, 2.527%, due 02/25/45	366,467
800,000	S	Banc of America Commercial Mortgage, Inc., 5.928%, due 05/10/45	848,634
595,336	S	Banc of America Funding Corp., 2.926%, due 05/25/35	586,158
479,656	S	Banc of America Funding Corp., 5.978%, due 01/20/47	343,464
42,677	S	Banc of America Mortgage Securities, Inc., 0.797%, due 01/25/34	40,906
351,536	S	Banc of America Mortgage Securities, Inc., 3.368%, due 07/25/33	340,512
158,167	S	Banc of America Mortgage Securities, Inc., 5.000%, due 05/25/34	159,552
1,600,000	#, S	BCRR Trust, 5.858%, due 07/17/40	1,673,059
2,986,160	S	Bear Stearns Adjustable Rate Mortgage Trust, 2.760%, due 03/25/35	2,769,197
1,747,055	S	Bear Stearns Adjustable Rate Mortgage Trust, 2.934%, due 03/25/35	1,613,309
712,480	S	Bear Stearns Adjustable Rate Mortgage Trust, 3.398%, due 11/25/34	608,363
122,255	S	Bear Stearns Adjustable Rate Mortgage Trust, 5.382%, due 02/25/36	103,638
343,601	S	Bear Stearns Alternative-A Trust, 2.759%, due 05/25/35	265,757
209,706	S	Bear Stearns Alternative-A Trust, 4.539%, due 09/25/35	158,778
608,205	S	Bear Stearns Alternative-A Trust, 5.507%, due 11/25/36	389,360
100,000	S	Bear Stearns Commercial Mortgage Securities, 5.331%, due 02/11/44	98,183
300,000	S	Bear Stearns Commercial Mortgage Securities, 5.471%, due 01/12/45	310,951
536,171	S	Bear Stearns Structured Products, Inc., 5.487%, due 01/26/36	338,873
350,666	S	Bear Stearns Structured Products, Inc., 5.563%, due 12/26/46	231,824
573,033	S	Citigroup Mortgage Loan Trust, Inc., 3.938%, due 08/25/35	496,190
900,000	S	Commercial Mortgage Pass-through Certificates, 5.306%, due 12/10/46	879,799
182,244	S	Countrywide Home Loan Mortgage Pass-through Trust, 0.667%, due 03/25/35	107,508
904,809	#, S	Countrywide Home Loan Mortgage Pass-through Trust, 0.687%, due 06/25/35	742,517
841,258	S	Countrywide Home Loan Mortgage Pass-through Trust, 3.205%, due 02/20/35	773,825
487,409	S	Countrywide Home Loan Mortgage Pass-through Trust, 3.506%, due 11/25/34	416,284
2,385,382	#, S	Credit Suisse Mortgage Capital Certificates, 0.580%, due 10/15/21	2,212,572
2,300,000	S	Credit Suisse Mortgage Capital Certificates, 5.695%, due 09/15/40	2,189,320
100,000	S	Credit Suisse Mortgage Capital Certificates, 5.846%, due 03/15/39	104,190
165,639	S	Downey Savings & Loan Association Mortgage Loan Trust, 2.483%, due 07/19/44	124,240
296,825	S	First Horizon Mortgage Pass-through Trust, 3.936%, due 08/25/35	283,878
95,062	S	GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	95,957
307,277	S	Greenpoint Mortgage Pass-through Certificates, 2.999%, due 10/25/33	256,603
100,000	S	Greenwich Capital Commercial Funding Corp., 4.799%, due 08/10/42	103,979
600,000	S	Greenwich Capital Commercial Funding Corp., 5.444%, due 03/10/39	602,284
695,778	#, S	GS Mortgage Securities Corp. II, 0.438%, due 03/06/20	673,793
64,913	S	GSR Mortgage Loan Trust, 2.576%, due 06/25/34	59,379
607,980	S	GSR Mortgage Loan Trust, 2.943%, due 09/25/35	571,483
1,638	S	GSR Mortgage Loan Trust, 6.000%, due 03/25/32	1,638
223,808	S	Harborview Mortgage Loan Trust, 0.568%, due 05/19/35	132,602
424,891	S	Harborview Mortgage Loan Trust, 2.964%, due 07/19/35	334,479
242,181	S	Indymac Index Mortgage Loan Trust, 2.785%, due 12/25/34	177,705
800,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.336%, due 05/15/47	792,282
2,600,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.420%, due 01/15/49	2,546,386
4,300,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.440%, due 06/12/47	4,303,066
300,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.882%, due 02/15/51	301,519
1,041,328	S	JP Morgan Mortgage Trust, 3.442%, due 07/25/35	1,011,638
296,669	S	JP Morgan Mortgage Trust, 5.017%, due 02/25/35	297,188
252,502	S	Merrill Lynch Mortgage Investors Trust, 0.557%, due 02/25/36	192,060
324,285	S	Merrill Lynch Mortgage Investors Trust, 2.469%, due 05/25/33	328,887
300,000	S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.485%, due 03/12/51	287,708
207,686	S	MLCC Mortgage Investors, Inc., 0.597%, due 11/25/35	179,642
116,189	S	MLCC Mortgage Investors, Inc., 1.249%, due 10/25/35	97,113
100,000	S	Morgan Stanley Capital I, 5.809%, due 12/12/49	103,750
4,700,000	S	Morgan Stanley Capital I, 6.075%, due 06/11/49	4,783,362
123,060	S	RAAC Series, 5.000%, due 09/25/34	122,621
101,897	S	Residential Accredit Loans, Inc., 0.747%, due 03/25/33	91,116
86,339	S	Residential Asset Securitization Trust, 0.747%, due 05/25/33	75,503
12,131	S	Residential Funding Mortgage Securities I, 6.500%, due 03/25/32	12,451
194,240	S	Sequoia Mortgage Trust, 0.698%, due 07/20/33	162,774
431,311	S	Sequoia Mortgage Trust, 2.938%, due 04/20/35	398,765
59,548	S	SLM Student Loan Trust, 0.306%, due 10/27/14	59,535
158,274	S	SLM Student Loan Trust, 0.616%, due 01/25/15	158,377

	220,868	S	Structured Adjustable Rate Mortgage Loan Trust, 4.540%, due 08/25/35	176,251
	517,522	S	Structured Asset Mortgage Investments, Inc., 0.598%, due 07/19/35	466,824
	237,126	#, S	Structured Asset Securities Corp., 2.942%, due 10/25/35	186,776
	995,762	S	Thornburg Mortgage Securities Trust, 0.467%, due 10/25/46	971,870
	824,179	#, S	Wachovia Bank Commercial Mortgage Trust, 0.430%, due 06/15/20	698,424
	400,000	S	Wachovia Bank Commercial Mortgage Trust, 5.509%, due 04/15/47	375,665
	2,500,000	S	WaMu Mortgage Pass-Through Certificates, 5.818%, due 02/25/37	2,080,448
	160,549	S	Washington Mutual Mortgage Pass-through Certificates, 0.657%, due 01/25/45	122,161
	159,691	S	Washington Mutual Mortgage Pass-through Certificates, 0.667%, due 01/25/45	124,208
	373,804	S	Washington Mutual Mortgage Pass-through Certificates, 0.887%, due 12/25/27	336,731
	21,313	S	Washington Mutual Mortgage Pass-through Certificates, 1.821%, due 08/25/42	18,732
	48,657	S	Washington Mutual Mortgage Pass-through Certificates, 3.109%, due 02/27/34	47,803
	965,376	S	Washington Mutual Mortgage Pass-through Certificates, 3.325%, due 07/25/46	671,890
	1,048,214	S	Washington Mutual Mortgage Pass-through Certificates, 3.359%, due 08/25/46	697,060
	757,192	S	Wells Fargo Mortgage-Backed Securities Trust, 2.910%, due 12/25/34	764,153
	349,592	S	Wells Fargo Mortgage-Backed Securities Trust, 3.123%, due 05/25/35	331,988
	517,577	S	Wells Fargo Mortgage-Backed Securities Trust, 4.886%, due 01/25/35	503,815
	206,420	S	Wells Fargo Mortgage-Backed Securities Trust, 5.329%, due 08/25/36	204,604

			Total Collateralized Mortgage Obligations (Cost $51,642,583)	50,429,036

MUNICIPAL BONDS: 2.0%
			California: 1.0%
	1,000,000	S	California Infrastructure & Economic Development Bank, 6.486%, due 05/15/49	1,116,500
	1,200,000	S	California State Public Works Board, 7.804%, due 03/01/35	1,248,528
	500,000	S	California State University, 6.434%, due 11/01/30	538,140
	450,000	S	Orange County Sanitation District, 9.100%, due 02/01/33	466,173
	6,000,000	S	Southern California Public Power Authority, 5.943%, due 07/01/40	6,017,520
	500,000	S	State of California, 7.500%, due 04/01/34	533,500
	400,000	S	State of California, 5.650%, due 04/01/39	427,460
	500,000	S	State of California, 7.550%, due 04/01/39	544,985
				10,892,806
			Illinois: 0.4%
	1,000,000	S	Chicago Transit Authority, 6.200%, due 12/01/40	1,035,960
	1,400,000	S	Chicago Transit Authority, 6.899%, due 12/01/40	1,576,008
	100,000	S	Chicago Transit Authority, 6.300%, due 12/01/21	110,371
	400,000	S	State of Illinois, 6.725%, due 04/01/35	380,564
	900,000	S	State of Illinois, 4.071%, due 01/01/14	889,659
				3,992,562
			Nebraska: 0.0%
	500,000	S	Public Power Generation Agency, 7.242%, due 01/01/41	523,015
				523,015
			Nevada: 0.4%
	3,300,000	S	City of North Las Vegas NV, 6.572%, due 06/01/40	3,524,334
	600,000	S	County of Clark NV, 6.820%, due 07/01/45	683,106
				4,207,440
			New Jersey: 0.1%
	600,000	S	New Jersey Economic Development Authority, 1.480%, due 06/15/13	599,700
				599,700
			New York: 0.1%
	1,000,000	S	New York City Municipal Water Finance Authority, 6.011%, due 06/15/42	1,061,960
	100,000	S	Tobacco Settlement Financing Corp., 5.875%, due 05/15/39	97,617
	200,000	S	Tobacco Settlement Financing Corp., 6.250%, due 06/01/42	189,446
				1,349,023
			Ohio: 0.0%
	400,000	S	Buckeye Tobacco Settlement Financing Authority, 5.875%, due 06/01/30	312,688
				312,688
			Wisconsin: 0.0%
	105,000	S	Badger TOB Asset Securitization Corp., 6.125%, due 06/01/27	113,210
				113,210
			Total Municipal Bonds (Cost $21,159,863)	21,990,444

OTHER BONDS: 1.4%
			Foreign Government Bonds: 1.4%
CAD	1,800,000		Canadian Government International Bond, 2.000%, due 12/01/14	1,673,575
CAD	900,000		Canadian Government International Bond, 4.500%, due 06/01/15	931,137
$600,000		#, S	Export-Import Bank of China, 4.875%, due 07/21/15	649,493
	533,333		Federative Republic of Brazil, 8.000%, due 01/15/18	621,333
BRL	2,000,000		Federative Republic of Brazil, 10.250%, due 01/10/28	1,123,269
$900,000			Federative Republic of Brazil, 12.500%, due 01/05/22	564,681
	600,000	S	Mexico Government International Bond, 6.050%, due 01/11/40	636,000
	5,000,000	S	Mexico Government International Bond, 8.125%, due 12/30/19	6,425,000
	250,000		Panama Government International Bond, 8.875%, due 09/30/27	334,375
	71,000		Panama Government International Bond, 9.375%, due 04/01/29	98,690
	1,000,000	#, S	Societe Financement de l’Economie Francaise, 0.504%, due 07/16/12	1,005,280
EUR	700,000		Societe Financement de l’Economie Francaise, 2.125%, due 05/20/12	872,331
$200,000		#, S	Societe Financement de l’Economie Francaise, 3.375%, due 05/05/14	209,114

			Total Other Bonds (Cost $13,991,385)	15,144,278

	Shares

PREFERRED STOCK: 1.7%
			Consumer Discretionary: 0.0%
	60,000	@, P, S	Motors Liquidation Co.	408,150
				408,150
			Financials: 1.7%
	77,500	S	American International Group, Inc.	744,000
	858,000	S	Citigroup, Inc.	14,020,921

3,400	S	Wells Fargo & Co.	3,165,400
			17,930,321
		Total Preferred Stock (Cost $19,233,806)	18,338,471

		Total Long-Term Investments (Cost $834,445,741)	849,575,782

Principal Amount

SHORT-TERM INVESTMENTS: 31.5%
		U.S. Government Agency Obligations: 24.6%
$6,700,000	S, Z	Fannie Mae, 0.090%, due 07/28/10	6,699,514
900,000	S, Z	Fannie Mae, 0.090%, due 09/01/10	899,861
1,800,000	S, Z	Fannie Mae, 0.090%, due 09/08/10	1,799,690
6,500,000	S, Z	Fannie Mae, 0.110%, due 07/21/10	6,499,568
17,600,000	S, Z	Fannie Mae, 0.110%, due 08/11/10	17,597,660
51,550,000	S, Z	Fannie Mae, 0.140%, due 07/14/10	51,547,138
40,800,000	S, Z	Fannie Mae, 0.140%, due 10/01/10	40,785,394
1,400,000	S, Z	Fannie Mae, 0.150%, due 08/04/10	1,399,793
2,000,000	S, Z	Federal Home Loan Bank, 0.090%, due 09/03/10	1,999,680
20,500,000	S, Z	Federal Home Loan Bank, 0.110%, due 08/11/10	20,497,275
32,999,000	S, Z	Federal Home Loan Bank, 0.120%, due 08/13/10	32,994,240
4,700,000	S, Z	Federal Home Loan Bank, 0.150%, due 08/04/10	4,699,304
2,800,000	S, Z	Federal Home Loan Mortgage Corporation, 0.090%, due 07/28/10	2,799,797
20,500,000	S, Z	Federal Home Loan Mortgage Corporation, 0.090%, due 08/16/10	20,497,631
400,000	S, Z	Federal Home Loan Mortgage Corporation, 0.090%, due 08/18/10	399,953
8,000,000	S, Z	Federal Home Loan Mortgage Corporation, 0.090%, due 09/08/10	7,998,624
1,300,000	S, Z	Federal Home Loan Mortgage Corporation, 0.110%, due 08/11/10	1,299,827
1,800,000	S, Z	Federal Home Loan Mortgage Corporation, 0.120%, due 08/09/10	1,799,764
14,100,000	S, Z	Federal Home Loan Mortgage Corporation, 0.140%, due 08/03/10	14,098,169
20,400,000	S, Z	Federal Home Loan Mortgage Corporation, 0.140%, due 10/06/10	20,392,309
1,500,000	S, Z	Federal Home Loan Mortgage Corporation, 0.140%, due 10/12/10	1,499,399
2,700,000	S, Z	Federal Home Loan Mortgage Corporation, 0.140%, due 10/19/10	2,698,844
3,300,000	S, Z	Federal Home Loan Mortgage Corporation, 0.140%, due 10/27/10	3,298,486

		Total U.S. Government Agency Obligations (Cost $264,177,787)	264,201,920

		U.S. Treasury Bills: 0.1%
1,424,000	S	0.100%, due 08/26/10	1,423,782

		Total U.S. Treasury Bills (Cost $1,423,782)	1,423,782

Shares

		Securities Lending Collateral(cc): 6.8%
72,552,153		Bank of New York Mellon Corp. Overnight Government Fund, Series A (1)		72,552,153
221,484	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		177,187

		Total Securities Lending Collateral (Cost $72,773,637)		72,729,340

		Total Short-Term Investments (Cost $338,375,206)		338,355,042

		Total Investments in Securities
		(Cost $1,172,820,947) *	110.6%	$1,187,930,824
		Other Assets and Liabilities - Net	(10.6)	(113,823,709)
		Net Assets	100.0%	$1,074,107,115

@	Non-income producing security
ADR	American Depositary Receipt
#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

P	Preferred Stock may be called prior to convertible date.
(cc)	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

ip	Treasury inflation indexed protected security whose principal value is adjusted in accordance with changes to the Consumer Price Index.
##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

W	Settlement is on a when-issued or delayed-delivery basis.
S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2010.
±	Defaulted security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	EU Euro

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of June 30, 2010 (Unaudited)

Shares			Value

COMMON STOCK: 15.2%
		Consumer Discretionary: 2.5%
12,548		International Game Technology	$197,004
6,700		JC Penney Co., Inc.	143,916
11,394	@	Lear Corp.	754,283
22,680	@	Scientific Games Corp.	208,656
38,723		Service Corp. International	286,550
20,597	@	Sonic Automotive, Inc.	176,310
10,909		Starbucks Corp.	265,089
4,927	@	WMS Industries, Inc.	193,385
			2,225,193
		Consumer Staples: 0.2%
43,400	@	Alliance One International, Inc.	154,504
			154,504
		Energy: 0.7%
72,281	@	Hercules Offshore, Inc.	175,643
6,900		Marathon Oil Corp.	214,521
17,091	@	SandRidge Energy, Inc.	99,641
2,859	@	Transocean Ltd.	132,457
			622,262
		Financials: 0.2%
1,162	@, I, X	KNIA Holdings	9,020
5,733		Legg Mason, Inc.	160,696
1,476	@, I, X	Perseus Holding Corp.	—
			169,716
		Health Care: 2.4%
8,638		Aetna, Inc.	227,870
5,804	@	Bio-Rad Laboratories, Inc.	501,988
7,700		Cigna Corp.	239,162
1,400	@	Inverness Medical Innovations, Inc.	37,324
11,045	@	Thermo Fisher Scientific, Inc.	541,757
7,100		UnitedHealth Group, Inc.	201,640
5,350	@	Waters Corp.	346,145
			2,095,886
		Industrials: 3.3%
21,748	@	BE Aerospace, Inc.	553,052
8,380	@	Cooper Industries PLC	368,720
10,612	@	DigitalGlobe, Inc.	279,096
12,821		ESCO Technologies, Inc.	330,141
4,100	@	General Cable Corp.	109,265
7,641	@	GeoEye, Inc.	237,941
6,900		ITT Corp.	309,948
12,800		Kennametal, Inc.	325,504
6,600		Lennox International, Inc.	274,362
11,800	@	Orbital Sciences Corp.	186,086
			2,974,115
		Information Technology: 1.0%
2,912	@	CommScope, Inc.	69,218
6,819	@	Itron, Inc.	421,551
168	@	Magnachip Semiconductors S.A.	—
3,000	@	Research In Motion Ltd.	147,780
9,664		Tyco Electronics Ltd.	245,272
			883,821
		Materials: 3.5%
2,971		FMC Corp.	170,625
16,375		Freeport-McMoRan Copper & Gold, Inc.	968,254
72,104	@	Georgia Gulf Corp.	961,867
46,857	@	LyondellBasell Industries NV	756,740
91,233	@	Polymet Mining Corp.	134,113
5,600		Texas Industries, Inc.	165,424
			3,157,023
		Telecommunication Services: 0.4%
30,300		Windstream Corp.	319,968
			319,968
		Utilities: 1.0%
18,114	@	NRG Energy, Inc.	384,198
4,564		Public Service Enterprise Group, Inc.	142,990
4,400		Questar Corp.	200,156
4,442		Sempra Energy	207,841
			935,185
		Total Common Stock (Cost $10,901,558)	13,537,673

REAL ESTATE INVESTMENT TRUSTS: 0.3%
		Financials: 0.3%
15,655		Annaly Capital Management, Inc.	268,483

		Total Real Estate Investment Trusts (Cost $224,078)	268,483

PREFERRED STOCK: 4.3%
		Energy: 0.6%
10,600		Petroquest Energy, Inc.	371,085
1,300	@	SandRidge Energy, Inc.	123,474
			494,559
		Financials: 2.4%
485		Bank of America Corp.	440,380
31,880	@, P	Forest City Enterprises, Inc.	1,522,270
775	@, I, X	Perseus Holding Corp.	—
5,000		Sovereign Capital Trust	160,625
			2,123,275
		Health Care: 0.5%
2,238		Inverness Medical Innovations, Inc.	441,244
			441,244
		Industrials: 0.3%
2,200	P	General Cable Corp.	293,425
			293,425
		Utilities: 0.5%
5,500		CMS Energy Corp.	453,406
			453,406
		Total Preferred Stock (Cost $3,661,667)	3,805,909

WARRANTS: 0.0%
		Information Technology:
840		Magnachip Semiconductors S.A.	—

		Telecommunication Services: 0.0%
218		NTELOS, Inc. - CW10	—
			—
		Total Warrants (Cost $13)	—

Principal Amount

CORPORATE BONDS/NOTES: 77.3%
		Consumer Discretionary: 9.8%
$530,000	&, #	Allison Transmission, Inc., 11.250%, due 11/01/15	560,475
385,000		Beazer Homes USA, Inc., 9.125%, due 06/15/18	358,050
100,000		Brown Shoe Co., Inc., 8.750%, due 05/01/12	101,500
350,000		DR Horton, Inc., 2.000%, due 05/15/14	357,438
132,432		Federal Mogul Corp., 2.319%, due 12/29/14	115,713
67,568		Federal Mogul Corp., 2.319%, due 12/28/15	59,037
472,000		Ford Motor Co., 4.250%, due 11/15/16	590,590
160,000		Goodyear Tire & Rubber Co., 10.500%, due 05/15/16	174,800
93,000		Interpublic Group of Cos., Inc., 4.250%, due 03/15/23	93,581
865,000	#	Interpublic Group of Cos., Inc., 4.250%, due 03/15/23	870,406
575,000		Interpublic Group of Cos., Inc., 10.000%, due 07/15/17	636,813
2,600,000	I, X	Lear Corp., 0.000%, due 01/00/00	—
340,000		Live Nation, Inc., 2.875%, due 07/15/27	284,325
1,010,000	#, ±	Mashantucket Western Pequot Tribe, 8.500%, due 11/15/15	159,075
270,000		Meritage Homes Corp., 6.250%, due 03/15/15	256,500
570,000		Navistar International Corp., 3.000%, due 10/15/14	671,175
310,003		Nexstar Finance Holdings, LLC, 11.375%, due 04/01/13	303,028
478,265	&, #, I, X	Pegasus Solutions, Inc., 13.000%, due 04/15/14	358,699
71,000	#	Pinnacle Entertainment, Inc., 8.750%, due 05/15/20	66,119
280,000		Scientific Games International, Inc., 9.250%, due 06/15/19	287,700
500,000	#	Sitel LLC/Sitel Finance Corp., 11.500%, due 04/01/18	465,000
260,000		Sonic Automotive, Inc., 5.000%, due 10/01/29	255,775
163,000		Sonic Automotive, Inc., 9.000%, due 03/15/18	166,260
120,000	#	TRW Automotive, Inc., 8.875%, due 12/01/17	124,200
753,260	&, #	Univision Communications, Inc., 9.750%, due 03/15/15	630,855
780,000		Wesco Distribution, Inc., 7.500%, due 10/15/17	752,700
			8,699,814
		Consumer Staples: 6.1%
230,699		ACE Cash Express, Inc., 3.290%, due 10/05/13	201,285
430,000	#	Alliance One International, Inc., 5.500%, due 07/15/14	420,863
825,000	#	Alliance One International, Inc., 10.000%, due 07/15/16	843,563
269,325		Ardent Health Services, 6.500%, due 09/15/15	262,340
287,000	#	C&S Group Enterprises LLC, 8.375%, due 05/01/17	279,825
200,000	#	National Money Mart Co., 10.375%, due 12/15/16	204,000
650,000		NCO Group, Inc., 5.311%, due 11/15/13	555,750
302,971		NCO Group, Inc., 7.500%, due 05/15/13	296,911
188,000	#	Revlon Consumer Products Corp., 9.750%, due 11/15/15	193,640
530,000		Ticketmaster Entertainment, Inc., 10.750%, due 08/01/16	573,725
740,602		Web Service Co. LLC, 7.000%, due 08/04/14	734,121
830,000		Yankee Acquisition Corp., 9.750%, due 02/15/17	848,675
			5,414,698

		Energy: 10.0%
250,000		Aquilex Holdings LLC, 5.576%, due 03/11/16	248,438
402,000		Bill Barrett Corp., 5.000%, due 03/15/28	400,995
125,000		Carrizo Oil & Gas, Inc., 4.375%, due 06/01/28	108,125
620,000		Chesapeake Energy Corp., 2.500%, due 05/15/37	485,925
200,000	#	Coffeyville Resources LLC / Coffeyville Finance, Inc., 9.000%, due 04/01/15	199,000
520,000		Denbury Resources, Inc., 9.750%, due 03/01/16	564,200
200,000		Enterprise Products Operating L.P., 7.000%, due 06/01/67	176,551
110,000		Enterprise Products Operating L.P., 8.375%, due 08/01/66	109,991
500,000	#	Expro Finance Luxembourg SCA, 8.500%, due 12/15/16	480,000
400,000		Exterran Holdings, Inc., 4.250%, due 06/15/14	525,000
450,000	#	Hilcorp Energy I LP, 7.750%, due 11/01/15	445,500
500,000		Holly Energy Partners LP, 6.250%, due 03/01/15	480,000
100,000		International Coal Group, Inc., 9.125%, due 04/01/18	100,500
300,000		Linn Energy LLC/Linn Energy Finance Corp., 11.750%, due 05/15/17	342,000
730,000		Massey Energy Co., 3.250%, due 08/01/15	610,463
135,000	#	Parker Drilling Co., 9.125%, due 04/01/18	128,925
75,000	#	Pioneer Drilling Co., 9.875%, due 03/15/18	73,875
785,000		Quicksilver Resources, Inc., 7.125%, due 04/01/16	728,088
820,000	&	SandRidge Energy, Inc., 8.625%, due 04/01/15	800,525
1,835,000		Tesoro Corp., 6.500%, due 06/01/17	1,688,200
250,000		Tesoro Corp., 9.750%, due 06/01/19	260,625
			8,956,926
		Financials: 10.0%
746	I	AES Red Oak, LLC, 8.540%, due 11/30/19	740
700,000	#	Alexandria Real Estate Equities, Inc., 3.700%, due 01/15/27	686,875
545,000	#	Alliant Holdings I, Inc., 11.000%, due 05/01/15	551,813
146,250		Alliant Insurance Services, 3.290%, due 08/21/14	133,819
304,509		Amwins Group, Inc., 3.040%, due 06/11/13	282,052
140,000		BAC Capital Trust VI, 5.625%, due 03/08/35	118,301
460,000	#, ±	Buffalo Thunder Development Authority, 9.375%, due 12/15/14	85,100
300,000	#	CEVA Group PLC, 11.500%, due 04/01/18	311,880
2,425,000		Forest City Enterprises, Inc., 6.500%, due 02/01/17	1,939,984
40,000		Forest City Enterprises, Inc., 7.625%, due 06/01/15	36,650
100,000	#	Holly Energy Partners L.P./Holly Energy Finance Corp., 8.250%, due 03/15/18	101,500
150,000	#	Host Hotels & Resorts L.P., 2.500%, due 10/15/29	170,250
218,900		HUB International Holdings, Inc., 6.750%, due 06/13/14	210,144
360,000	#	HUB International Holdings, Inc., 10.250%, due 06/15/15	332,100
17,000		iStar Financial, Inc., 10.000%, due 06/15/14	16,915
190,000		Janus Capital Group, Inc., 6.950%, due 06/15/17	190,994
1,000,000		Leucadia National Corp., 7.125%, due 03/15/17	970,000
273,000	#	Lexington Realty Trust, 6.000%, due 01/15/30	266,926
1,000,000	#	Liberty Mutual Group, Inc., 7.000%, due 03/15/37	785,940
95,000	#	New Communications Holdings, Inc., 8.250%, due 04/15/17	95,831
245,000	#	New Communications Holdings, Inc., 8.500%, due 04/15/20	246,838
435,000	#	New Communications Holdings, Inc., 8.750%, due 04/15/22	437,175
335,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.500%, due 05/15/18	330,394
145,000	#	TSTA Group, 11.625%, due 10/01/16	150,438
525,000	#	USB Realty Corp., 6.091%, due 12/22/49	367,500
110,000	#	USI Holdings Corp., 4.311%, due 11/15/14	90,475
			8,910,634
		Health Care: 6.8%
275,000		BioMarin Pharmaceuticals, Inc., 1.875%, due 04/23/17	294,594
505,000	&	Biomet, Inc., 10.375%, due 10/15/17	545,400
253,000	#	BioScrip, Inc., 10.250%, due 10/01/15	251,735
85,000	#	Capella Healthcare, Inc., 9.250%, due 07/01/17	86,063
454,000	&	HCA, Inc., 9.625%, due 11/15/16	486,915
839,000	+	Hologic, Inc., 2.000%, due 12/15/37	718,394
525,000		Inverness Medical Innovations, Inc., 3.000%, due 05/15/16	454,125
35,000	#	Inverness Medical Innovations, Inc., 3.000%, due 05/15/16	30,275
269,000		Inverness Medical Innovations, Inc., 9.000%, due 05/15/16	270,345
332,000	#	Lantheus Medical Imaging, Inc., 9.750%, due 05/15/17	330,340
690,000		MannKind Corp., 3.750%, due 12/15/13	420,038
960,000		Omnicare, Inc., 3.250%, due 12/15/35	799,200
97,278		RehabCare Group, Inc., 6.000%, due 11/01/15	96,943
878,852	&, #	Surgical Care Affiliates, Inc., 8.875%, due 07/15/15	867,866
152,303		Warner Chilcott PLC, 5.500%, due 10/30/14	152,227
252,069		Warner Chilcott PLC, 5.750%, due 04/30/15	251,836
			6,056,296
		Industrials: 14.3%
390,000		American Airlines Pass-Through Trust, 8.608%, due 04/01/11	393,900
195,000		American Railcar Industries, Inc., 7.500%, due 03/01/14	190,125
1,000,000		Anixter International, Inc., 5.950%, due 03/01/15	958,750
475,000		Baldor Electric Co., 8.625%, due 02/15/17	494,000
558,364	&	Blaze Recycling & Metals LLC / Blaze Finance Corp., 13.000%, due 07/16/12	459,254
221,000	#	Building Materials Corp. of America, 7.500%, due 03/15/20	218,238
575,000	#	Case New Holland, Inc., 7.875%, due 12/01/17	582,188
225,000	#	Coleman Cable, Inc., 9.000%, due 02/15/18	216,000
85,000		Continental Airlines, Inc., 4.500%, due 01/15/15	110,713
40,411		Continental Airlines, Inc., 7.461%, due 04/01/13	39,603
250,000		DAE Aviation Holdings, 4.147%, due 07/31/14	226,250

300,000	#	Delta Airlines, Inc., 9.500%, due 09/15/14	316,500
635,000	#	Delta Airlines, Inc., 12.250%, due 03/15/15	681,038
477,000	#	DynCorp International, Inc., 10.375%, due 07/01/17	480,578
509,000	+	General Cable Corp., 4.500%, due 11/15/29	479,733
445,000	#	GeoEye, Inc., 9.625%, due 10/01/15	456,125
250,000		Goodman Global Holdings, Inc., 7.251%, due 02/13/14	250,651
285,000		Greenbrier Cos., Inc., 2.375%, due 05/15/26	226,575
535,000		Greenbrier Cos., Inc., 8.375%, due 05/15/15	506,913
590,000		Horizon Lines, Inc., 4.250%, due 08/15/12	489,700
263,077		Hudson Product Corp., 8.500%, due 08/27/15	238,085
247,989		Hunter Defense Technologies, 3.550%, due 08/01/14	234,350
665,000		Mastec, Inc., 4.000%, due 06/15/14	603,488
675,000		Mueller Water Products, 7.375%, due 06/01/17	595,688
69,481		Niagara Corp., 10.500%, due 07/03/14	64,964
143,064		Oshkosh Truck Corp., 6.540%, due 12/06/13	143,389
1,165,000		Roper Industries, Inc., 0.000%, due 01/15/34	815,500
80,000		SunPower Corp., 1.250%, due 02/15/27	68,800
205,000	#	SunPower Corp., 4.500%, due 03/15/15	158,875
324,000		Sunpower Corp. - Class A, 4.750%, due 04/15/14	258,390
150,000	#	Waste Services, Inc., 9.500%, due 04/15/14	154,500
1,166,000		Wesco International, Inc., 6.000%, due 09/15/29	1,654,263
			12,767,126
		Information Technology: 4.3%
335,000		Advanced Micro Devices, Inc., 6.000%, due 05/01/15	319,925
207,051		Aeroflex, Inc., 3.688%, due 08/15/14	194,110
350,000		Aeroflex, Inc., 11.750%, due 02/15/15	376,250
420,000		CommScope, Inc., 3.250%, due 07/01/15	459,375
250,000		Dealer Computer Services, Inc., 5.323%, due 04/01/17	247,865
770,000		First Data Corp., 9.875%, due 09/24/15	589,050
140,000		L-1 Identity Solutions, Inc., 3.750%, due 05/15/27	131,775
750,000	#	Newport Corp., 2.500%, due 02/15/12	709,688
250,000		Nuance Communications, Inc., 2.750%, due 08/15/27	262,500
390,000		ON Semiconductor Corp., 2.625%, due 12/15/26	367,088
185,000		Terremark Worldwide, Inc., 12.000%, due 06/15/17	209,050
			3,866,676
		Materials: 7.6%
550,000	#	Algoma Acquisition Corp., 9.875%, due 06/15/15	470,250
130,000	#	CII Carbon LLC, 11.125%, due 11/15/15	127,075
840,000		Crown Cork & Seal Co., Inc., 7.375%, due 12/15/26	768,600
350,000		Exopack Holding Corp., 11.250%, due 02/01/14	356,125
400,000	#	Graham Packaging Co., Inc., 8.250%, due 01/01/17	396,000
225,000		Graham Packaging Co., Inc., 9.875%, due 10/15/14	231,188
420,000		Graphic Packaging International Corp., 9.500%, due 08/15/13	429,450
475,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, due 02/01/18	431,063
215,000	#	Ineos Finance PLC, 9.000%, due 05/15/15	215,538
235,000	#	Ineos Group Holdings PLC, 8.500%, due 02/15/16	184,475
379,995	&	Noranda Aluminium Acquisition Corp., 5.373%, due 05/15/15	294,496
1,400,000		Nova Chemicals Corp., 7.875%, due 09/15/25	1,232,000
1,500,000		Novelis, Inc., 7.250%, due 02/15/15	1,455,000
180,000		Steel Dynamics, Inc., 5.125%, due 06/15/14	194,175
			6,785,435
		Telecommunication Services: 6.3%
244,208		BCE, Inc., 3.360%, due 10/31/14	233,626
250,000		Cengage Learning Acquisitions, Inc., 2.750%, due 07/04/14	216,594
450,000		Cincinnati Bell, Inc., 8.250%, due 10/15/17	423,000
240,000		Cincinnati Bell, Inc., 8.750%, due 03/15/18	219,000
510,000		Cricket Communications, Inc., 9.375%, due 11/01/14	520,200
190,000	#	GCI, Inc., 8.625%, due 11/15/19	190,475
262,000	#	Global Crossing Ltd., 12.000%, due 09/15/15	279,030
285,000		Hughes Network Systems LLC/HNS Finance Corp., 9.500%, due 04/15/14	289,988
150,000		Intelsat Corp., 3.292%, due 02/01/14	138,525
500,000		Intelsat Corp., 9.250%, due 06/15/16	527,500
312,500	&	Intelsat Luxembourg SA, 11.500%, due 02/04/17	313,281
1,445,000	I, X	Millicom International Cellular S.A., 0.000%, due 11/15/26	—
700,000		PAETEC Holding Corp., 8.875%, due 06/30/17	703,500
259,000		SAVVIS, Inc., 3.000%, due 05/15/12	244,755
20,977		Telesat Canada / Telesat LLC, 3.360%, due 10/31/14	20,068
270,000		Telesat Canada / Telesat LLC, 11.000%, due 11/01/15	292,950
500,000		TW Telecom, Inc., 2.375%, due 04/01/26	543,750
246,887		Wide Open West, 8.750%, due 06/18/14	244,623
210,000		Windstream Corp., 7.875%, due 11/01/17	206,063
			5,606,928
		Utilities: 2.1%
320,000		CMS Energy Corp., 5.500%, due 06/15/29	373,600
430,000	#	Intergen NV, 9.000%, due 06/30/17	430,000
595,000		NRG Energy, Inc., 7.375%, due 01/15/17	590,538
130,000		PNM Resources, Inc., 9.250%, due 05/15/15	138,938
550,000		Texas Competitive Electric Holdings Co., LLC, 10.250%, due 11/01/15	365,750
			1,898,826
		Total Corporate Bonds/Notes (Cost $64,619,832)	68,963,359

ASSET-BACKED SECURITIES: 0.0%
		Other Asset-Backed Securities: 0.0%
120,000		Bear Stearns Asset-Backed Securities, Inc., 0.797%, due 01/25/47	47,511

		Total Asset-Backed Securities (Cost $53,537)	47,511

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.1%

1,000,000	#	Timberstar Trust, 7.530%, due 10/15/36	1,015,840

		Total Collateralized Mortgage Obligations (Cost $1,008,642)	1,015,840

		Total Long-Term Investments (Cost $80,469,327)	87,638,775

Shares

SHORT-TERM INVESTMENTS: 2.9%
	Affiliated Mutual Fund: 2.9%
2,535,785	ING Institutional Prime Money Market Fund - Class I		2,535,785

	Total Short-Term Investments (Cost $2,535,785)		2,535,785

	Total Investments in Securities (Cost $83,005,112) *	101.1%	$90,174,560
	Other Assets and Liabilities - Net	(1.1)	(967,903)
	Net Assets	100.0%	$89,206,657

@	Non-income producing security
&	Payment-in-kind
+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

P	Preferred Stock may be called prior to convertible date.
I	Illiquid security
±	Defaulted security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of June 30, 2010 (Unaudited)

Shares			Value

COMMON STOCK: 98.9%
		Consumer Discretionary: 16.5%
24,900		Advance Auto Parts, Inc.	$1,249,482
63,100	@	Apollo Group, Inc. - Class A	2,679,857
8,100	@	Autozone, Inc.	1,565,082
103,900	@	Bed Bath & Beyond, Inc.	3,852,612
36,800	@	Big Lots, Inc.	1,180,912
79,900		Cablevision Systems Corp.	1,918,399
179,100	@	Carmax, Inc.	3,564,090
28,200	@, L	Central European Media Enterprises Ltd.	561,180
14,700	@	Chipotle Mexican Grill, Inc.	2,011,107
54,400		Choice Hotels International, Inc.	1,643,424
150,400		Coach, Inc.	5,497,120
79,000	L	CTC Media, Inc.	1,140,760
35,200	@	Ctrip.com International Ltd. ADR	1,322,112
52,000		DeVry, Inc.	2,729,480
56,400	@	Dick’s Sporting Goods, Inc.	1,403,796
108,350	@	Discovery Communications, Inc. - Class C	3,351,266
52,100	@	Dollar General Corp.	1,435,355
53,250	@	Dollar Tree, Inc.	2,216,798
68,200	@	DreamWorks Animation SKG, Inc.	1,947,110
56,500	@, L	Education Management Corp.	861,625
98,300		Expedia, Inc.	1,846,074
45,800		Family Dollar Stores, Inc.	1,726,202
49,400		Gap, Inc.	961,324
63,900		Gentex Corp.	1,148,922
29,000	@	Hyatt Hotels Corp.	1,075,610
178,900	L	International Game Technology	2,808,730
17,900	@, L	ITT Educational Services, Inc.	1,486,058
28,700		KB Home	315,700
41,700		Lennar Corp.	580,047
204,700	@	Liberty Media Corp. - Interactive - Class A	2,149,350
24,700	@	Liberty Media Corp. - Starz	1,280,448
32,250	@	Madison Square Garden, Inc.	634,358
129,112		Marriott International, Inc.	3,865,613
164,300		Mattel, Inc.	3,476,588
129,400		McGraw-Hill Cos., Inc.	3,641,316
41,600		Men’s Wearhouse, Inc.	763,776
11,800	@, L	New Oriental Education & Technology Group ADR	1,099,642
33,600		Omnicom Group	1,152,480
61,600	@	O’Reilly Automotive, Inc.	2,929,696
28,600	@	Panera Bread Co.	2,153,294
40,800		Petsmart, Inc.	1,230,936
17,500	@	Priceline.com, Inc.	3,089,450
79,562	@	Pulte Homes, Inc.	658,773
87,700		Ross Stores, Inc.	4,673,533
53,800	@, L	Royal Caribbean Cruises Ltd.	1,225,026
56,055		Staples, Inc.	1,067,848
65,500		Starwood Hotels & Resorts Worldwide, Inc.	2,713,665
6,100	L	Strayer Education, Inc.	1,268,129
72,000		Tiffany & Co.	2,729,520
56,350		Tim Hortons, Inc.	1,803,200
56,000	@	Toll Brothers, Inc.	916,160
26,100		Tractor Supply Co.	1,591,317
64,500	@	Urban Outfitters, Inc.	2,218,155
45,700		Williams-Sonoma, Inc.	1,134,274
37,550	@	WMS Industries, Inc.	1,473,838
32,900		Wynn Resorts Ltd.	2,509,283
			107,529,902
		Consumer Staples: 5.9%
49,400		Alberto-Culver Co.	1,338,246
203,000		Avon Products, Inc.	5,379,495
62,800		Brown-Forman Corp.	3,594,044
67,500		Campbell Soup Co.	2,418,525
47,000		Church & Dwight Co., Inc.	2,947,370
62,800		Clorox Co.	3,903,648
50,400		Hershey Co.	2,415,672
27,000		JM Smucker Co.	1,625,940
55,300		Lorillard, Inc.	3,980,494
133,000		McCormick & Co., Inc.	5,048,680
38,200		Mead Johnson Nutrition Co.	1,914,584
96,500	@	Whole Foods Market, Inc.	3,475,930
			38,042,628
		Energy: 6.6%
71,469		Arch Coal, Inc.	1,415,801
38,000	@	Atlas Energy, Inc.	1,028,660
42,300		Cabot Oil & Gas Corp.	1,324,836
110,800	@	Cameron International Corp.	3,603,216
71,600	@	Cobalt International Energy, Inc.	533,420
72,300	@	Concho Resources, Inc.	4,000,359
28,100		Consol Energy, Inc.	948,656
34,100	@	Continental Resources, Inc.	1,521,542
21,700	@, L	Core Laboratories NV	3,203,137
27,500	L	Diamond Offshore Drilling	1,710,225
40,100	@	Dresser-Rand Group, Inc.	1,265,155
22,700	@	Dril-Quip, Inc.	999,254
74,300	@	FMC Technologies, Inc.	3,912,638
65,000	@	Forest Oil Corp.	1,778,400

30,700		Massey Energy Co.	839,645
26,200		Murphy Oil Corp.	1,298,210
50,300	@	Nabors Industries Ltd.	886,286
24,400	@	Newfield Exploration Co.	1,192,184
35,500	@	Oceaneering International, Inc.	1,593,950
95,500		Peabody Energy Corp.	3,736,915
43,000		Range Resources Corp.	1,726,450
54,950	@, L	SandRidge Energy, Inc.	320,359
34,200	@	Southwestern Energy Co.	1,321,488
121,600	@	Tetra Technologies, Inc.	1,104,128
43,800	@	Ultra Petroleum Corp.	1,938,150
			43,203,064
		Financials: 9.1%
50,100		AON Corp.	1,859,712
22,700	@	Arch Capital Group Ltd.	1,691,150
30,400		Artio Global Investors, Inc.	478,496
27,100		Assurant, Inc.	940,370
41,600		Axis Capital Holdings Ltd.	1,236,352
76,300	@, L	CBOE Holdings, Inc.	2,483,565
26,100		City National Corp.	1,337,103
76,000		Eaton Vance Corp.	2,098,360
42,200		Federated Investors, Inc.	873,962
96,900		Fifth Third Bancorp.	1,190,901
105,908	@	First Horizon National Corp.	1,212,647
104,400	@, L	Forest City Enterprises, Inc.	1,181,808
47,200		HCC Insurance Holdings, Inc.	1,168,672
59,000	@, L	Interactive Brokers Group, Inc.	979,400
37,500	@	IntercontinentalExchange, Inc.	4,238,625
171,600		Janus Capital Group, Inc.	1,523,808
156,900		Keycorp	1,206,561
78,100		Lazard Ltd.	2,086,051
182,100		Marshall & Ilsley Corp.	1,307,478
145,100		Moody’s Corp.	2,890,392
73,400	@	MSCI, Inc. - Class A	2,011,160
88,400		Northern Trust Corp.	4,128,280
90,600		NYSE Euronext	2,503,278
70,000	@	OptionsXpress Holdings, Inc.	1,101,800
581,832	@	Popular, Inc.	1,559,310
69,500		Principal Financial Group, Inc.	1,629,080
154,500		Regions Financial Corp.	1,016,610
23,000		RenaissanceRe Holdings Ltd.	1,294,210
65,300		SEI Investments Co.	1,329,508
125,500	@	SLM Corp.	1,303,945
27,500	@	SVB Financial Group	1,133,825
75,300		TCF Financial Corp.	1,250,733
214,000	@	TD Ameritrade Holding Corp.	3,274,200
36,600		Waddell & Reed Financial, Inc.	800,808
54,800		WR Berkley Corp.	1,450,008
56,800		Zions Bancorp.	1,225,176
			58,997,344
		Health Care: 13.5%
50,200	@	Alexion Pharmaceuticals, Inc.	2,569,738
56,400	@	American Medical Systems Holdings, Inc.	1,247,568
48,300		AmerisourceBergen Corp.	1,533,525
59,300	@, L	Arthrocare Corp.	1,817,545
23,200	@	Biogen Idec, Inc.	1,100,840
45,500	@	BioMarin Pharmaceuticals, Inc.	862,680
108,500	@	Bruker BioSciences Corp.	1,319,360
70,700	@	CareFusion Corp.	1,604,890
31,400	@	Cephalon, Inc.	1,781,950
38,200	@	Cerner Corp.	2,898,998
36,700	@	Charles River Laboratories International, Inc.	1,255,507
41,800		Cigna Corp.	1,298,308
48,800	@	Community Health Systems, Inc.	1,649,928
22,000	@	Covance, Inc.	1,129,040
48,300		CR Bard, Inc.	3,744,699
39,400	@	DaVita, Inc.	2,460,136
36,300	@	Dendreon Corp.	1,173,579
58,100		Densply International, Inc.	1,737,771
46,600	@	Edwards Lifesciences Corp.	2,610,532
90,200	@	Elan Corp. PLC ADR	405,900
26,700	@	Gen-Probe, Inc.	1,212,714
47,500	@	Henry Schein, Inc.	2,607,750
69,300	@	Hologic, Inc.	965,349
56,400	@	Human Genome Sciences, Inc.	1,278,024
22,600	@	Humana, Inc.	1,032,142
52,700	@, L	Idexx Laboratories, Inc.	3,209,430
70,000	@	Illumina, Inc.	3,047,100
9,000	@	Intuitive Surgical, Inc.	2,840,580
39,000	@	Laboratory Corp. of America Holdings	2,938,650
70,800	@	Life Technologies Corp.	3,345,300
34,650	@, L	Lincare Holdings, Inc.	1,126,472
40,300	@	Masimo Corp.	959,543
25,300	@	Mettler Toledo International, Inc.	2,824,239
51,000	@	Myriad Genetics, Inc.	762,450
44,900		Patterson Cos., Inc.	1,280,997
20,900		Perrigo Co.	1,234,563
62,000	@	Qiagen NV	1,191,640
75,000		Quest Diagnostics	3,732,750
45,400	@	Regeneron Pharmaceuticals, Inc.	1,013,328
20,100	@	Resmed, Inc.	1,222,281
21,700		Shire PLC ADR	1,331,946
55,400	@	St. Jude Medical, Inc.	1,999,386

32,400		Techne Corp.	1,861,380
37,100		Universal Health Services, Inc.	1,415,365
44,200	@	Varian Medical Systems, Inc.	2,310,776
81,600	@	Vertex Pharmaceuticals, Inc.	2,684,640
29,900	@	Warner Chilcott PLC	683,215
39,900	@	Waters Corp.	2,581,530
22,800	@	Zimmer Holdings, Inc.	1,232,340
			88,128,374
		Industrials: 16.1%
16,300	@	Alliant Techsystems, Inc.	1,011,578
72,600	@	American Reprographics Co.	633,798
67,050		Ametek, Inc.	2,692,058
23,300		Bucyrus International, Inc.	1,105,585
71,300		CH Robinson Worldwide, Inc.	3,968,558
40,700		Clarcor, Inc.	1,445,664
32,600	@	Cooper Industries PLC	1,434,400
32,100	@	Copart, Inc.	1,149,501
38,900		Corporate Executive Board Co.	1,021,903
32,000		Cummins, Inc.	2,084,160
51,400		Donaldson Co., Inc.	2,192,210
17,200		Dun & Bradstreet Corp.	1,154,464
21,300	L	Elbit Systems Ltd.	1,070,325
53,700		Empresa Brasileira de Aeronautica SA ADR	1,125,015
41,800		Equifax, Inc.	1,172,908
112,400		Expeditors International Washington, Inc.	3,878,924
65,000	L	Fastenal Co.	3,262,350
22,400		Flowserve Corp.	1,899,520
103,700		Fluor Corp.	4,407,250
77,700	@	Foster Wheeler AG	1,636,362
51,700	@, L	General Cable Corp.	1,377,805
44,700		Goodrich Corp.	2,961,375
43,500		Graco, Inc.	1,226,265
40,200		Harsco Corp.	944,700
204,800	@, L	Hertz Global Holdings, Inc.	1,937,408
45,800		IDEX Corp.	1,308,506
48,600	@	II-VI, Inc.	1,440,018
74,100		Iron Mountain, Inc.	1,664,286
14,000		ITT Corp.	628,880
49,600		Joy Global, Inc.	2,484,464
64,100		Landstar System, Inc.	2,499,259
24,400		Manpower, Inc.	1,053,592
209,100	@	McDermott International, Inc.	4,529,106
31,100		Paccar, Inc.	1,239,957
45,800		Pall Corp.	1,574,146
54,300		Precision Castparts Corp.	5,588,556
146,500	@	Quanta Services, Inc.	3,025,225
80,200		Republic Services, Inc.	2,384,346
118,500	L	Ritchie Brothers Auctioneers, Inc.	2,159,070
79,400		Robert Half International, Inc.	1,869,870
36,200		Rockwell Automation, Inc.	1,777,058
60,200		Rockwell Collins, Inc.	3,198,426
34,500		Roper Industries, Inc.	1,930,620
103,400		Skywest, Inc.	1,263,548
110,800		Southwest Airlines Co.	1,230,988
41,700	@	Stericycle, Inc.	2,734,686
50,400	@	Terex Corp.	944,496
25,500	@	TransDigm Group, Inc.	1,301,265
19,300		Valmont Industries, Inc.	1,402,338
44,600	@	Verisk Analytics, Inc.	1,333,540
40,700	@	WABCO Holdings, Inc.	1,281,236
29,800		Wabtec Corp.	1,188,722
40,400	@	Waste Connections, Inc.	1,409,556
32,900		WW Grainger, Inc.	3,271,905
			104,511,751
		Information Technology: 23.5%
39,600	@	Adobe Systems, Inc.	1,046,628
81,200	@	Akamai Technologies, Inc.	3,294,284
145,200		Altera Corp.	3,602,412
57,200		Amphenol Corp.	2,246,816
105,200		Analog Devices, Inc.	2,930,872
52,000	@	Ansys, Inc.	2,109,640
34,100	@	Atheros Communications, Inc.	939,114
95,800	@	Autodesk, Inc.	2,333,688
92,600	@	BMC Software, Inc.	3,206,738
44,450		Broadcom Corp.	1,465,517
134,600		CA, Inc.	2,476,640
39,700	@	Check Point Software Technologies	1,170,356
68,900	@	Citrix Systems, Inc.	2,909,647
90,900	@	Cogent, Inc.	819,009
78,800	@	Cognizant Technology Solutions Corp.	3,944,728
24,100		Computer Sciences Corp.	1,090,525
37,900	@	Cymer, Inc.	1,138,516
54,700	@	Dolby Laboratories, Inc.	3,429,143
79,000	@	Electronic Arts, Inc.	1,137,600
14,800	@	Equinix, Inc.	1,202,056
23,000	@	F5 Networks, Inc.	1,577,110
43,800		Factset Research Systems, Inc.	2,934,162
63,200	@	Fairchild Semiconductor International, Inc.	531,512
39,700		Fidelity National Information Services, Inc.	1,064,754
12,700	@, L	First Solar, Inc.	1,445,641
35,000	@	Fiserv, Inc.	1,598,100
40,100	@	Flir Systems, Inc.	1,166,509
84,800	@	Genpact Ltd.	1,316,944

36,700		Global Payments, Inc.	1,341,018
135,300	@, L	GT Solar International, Inc.	757,680
29,600	@	Hewitt Associates, Inc.	1,020,016
54,500	@	Informatica Corp.	1,301,460
69,200		Intersil Corp.	838,012
136,700	@	Intuit, Inc.	4,753,059
18,000	@	Itron, Inc.	1,112,760
87,100		Jabil Circuit, Inc.	1,158,430
41,800		Jack Henry & Associates, Inc.	998,184
116,600	@	JDS Uniphase Corp.	1,147,344
163,200	@	Juniper Networks, Inc.	3,724,224
31,800		KLA-Tencor Corp.	886,584
49,800	@	Lam Research Corp.	1,895,388
103,400		Linear Technology Corp.	2,875,554
62,500	@, L	Logitech International S.A.	838,125
221,300	@	Marvell Technology Group Ltd.	3,487,688
68,900		Maxim Integrated Products	1,152,697
113,700	@	McAfee, Inc.	3,492,864
127,600	@	MEMC Electronic Materials, Inc.	1,260,688
105,700	L	Microchip Technology, Inc.	2,932,118
61,100	@	Micros Systems, Inc.	1,947,257
74,800	@	Monster Worldwide, Inc.	871,420
63,400		National Instruments Corp.	2,014,852
192,400		National Semiconductor Corp.	2,589,704
113,300	@	NetApp, Inc.	4,227,223
53,300	@	NeuStar, Inc.	1,099,046
116,900	@	Nuance Communications, Inc.	1,747,655
318,600	@	Nvidia Corp.	3,252,906
235,900	@	ON Semiconductor Corp.	1,505,042
166,600		Paychex, Inc.	4,326,602
85,400	@	QLogic Corp.	1,419,348
61,600	@, L	Rackspace Hosting, Inc.	1,129,744
106,000	@	Red Hat, Inc.	3,067,640
70,200	@	Rovi Corp.	2,661,282
26,600	@	Salesforce.com, Inc.	2,282,812
237,000	@	Seagate Technology, Inc.	3,090,480
39,700	@	Silicon Laboratories, Inc.	1,610,232
28,700	@	Sina Corp.	1,011,962
49,300		Solera Holdings, Inc.	1,784,660
66,500	@	Symantec Corp.	923,020
55,800	@	Synopsys, Inc.	1,164,546
110,200	@	Trimble Navigation Ltd.	3,085,600
77,400	@	Varian Semiconductor Equipment Associates, Inc.	2,218,284
93,700	@	VeriSign, Inc.	2,487,735
35,800	@	VistaPrint NV	1,700,142
266,000		Western Union Co.	3,966,060
151,400		Xilinx, Inc.	3,824,364
41,000	@	Zebra Technologies Corp.	1,040,170
			153,152,342
		Materials: 5.4%
53,800		Agnico-Eagle Mines Ltd.	3,269,964
15,800		Air Products & Chemicals, Inc.	1,023,998
32,100		Albemarle Corp.	1,274,691
50,400		Carpenter Technology Corp.	1,654,632
30,700		CF Industries Holdings, Inc.	1,947,915
46,300		Cliffs Natural Resources, Inc.	2,183,508
44,000		Compass Minerals International, Inc.	3,092,320
94,100		Ecolab, Inc.	4,226,031
109,700		Eldorado Gold Corp.	1,970,212
47,500	@, L	Intrepid Potash, Inc.	929,575
39,800		Sherwin-Williams Co.	2,753,762
37,000		Sigma-Aldrich Corp.	1,843,710
89,400	L	Sociedad Quimica y Minera de Chile SA ADR	2,915,334
23,800		United States Steel Corp.	917,490
38,300		Vulcan Materials Co.	1,678,689
50,800		Walter Industries, Inc.	3,091,180
			34,773,011
		Telecommunication Services: 1.4%
67,400	@	Crown Castle International Corp.	2,511,324
78,900	@, L	Leap Wireless International, Inc.	1,024,122
164,700	@	MetroPCS Communications, Inc.	1,348,893
43,700	@	NII Holdings, Inc.	1,421,124
88,050	@	SBA Communications Corp.	2,994,581
			9,300,044
		Utilities: 0.9%
217,200	@	Calpine Corp.	2,762,784
140,500	@	NRG Energy, Inc.	2,980,005
			5,742,789
		Total Common Stock (Cost $680,173,884)	643,381,249

REAL ESTATE INVESTMENT TRUSTS: 0.9%
		Financials: 0.9%
42,300		Federal Realty Investment Trust	2,972,421
36,700		Public Storage, Inc.	3,226,297

		Total Real Estate Investment Trusts (Cost $5,255,918)	6,198,718

		Total Long-Term Investments (Cost $685,429,802)	649,579,967

Principal Amount

SHORT-TERM INVESTMENTS: 5.0%
		Money Market: 0.2%
$934,903		T. Rowe Price Reserve Investment Fund		934,903

		Total Money Market (Cost $934,903)		934,903

		Securities Lending Collateral(cc): 4.8%
29,599,497		Bank of New York Mellon Corp. Overnight Government Fund, Series A (1)		29,599,497
2,384,768	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		1,907,814

		Total Securities Lending Collateral (Cost $31,984,265)		31,507,311

		Total Short-Term Investments (Cost $32,919,168)		32,442,214

		Total Investments in Securities (Cost $718,348,970) *	104.8%	$682,022,181
		Other Assets and Liabilities - Net	(4.8)	(31,197,772)
		Net Assets	100.0%	$650,824,409

@	Non-income producing security
ADR	American Depositary Receipt
(cc)	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2010.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of June 30, 2010 (Unaudited)

Shares			Value

COMMON STOCK: 99.0%
		Consumer Discretionary: 15.2%
266,200	@	Amazon.com, Inc.	$29,085,012
39,400	@	Autozone, Inc.	7,612,868
216,300	@	Carmax, Inc.	4,304,370
158,800		Carnival PLC	5,143,746
223,700		Coach, Inc.	8,176,235
101,917	@	Kohl’s Corp.	4,841,058
541,100	@	Liberty Media Corp. - Interactive - Class A	5,681,550
442,200		Lowe’s Cos., Inc.	9,029,724
318,111		Marriott International, Inc.	9,524,243
111,200		McGraw-Hill Cos., Inc.	3,129,168
342,400	@, L	MGM Resorts International	3,300,736
118,900		Nike, Inc.	8,031,695
96,600	@	O’Reilly Automotive, Inc.	4,594,296
12,259	@	Priceline.com, Inc.	2,164,204
525,000		Starbucks Corp.	12,757,500
142,000		Starwood Hotels & Resorts Worldwide, Inc.	5,883,060
329,400		Walt Disney Co.	10,376,100
			133,635,565
		Consumer Staples: 2.4%
124,200		Costco Wholesale Corp.	6,809,886
116,300		PepsiCo, Inc.	7,088,485
122,880		Procter & Gamble Co.	7,370,342
			21,268,713
		Energy: 6.2%
170,700	@	Cameron International Corp.	5,551,164
105,000		EOG Resources, Inc.	10,328,850
99,000	@	FMC Technologies, Inc.	5,213,340
56,000		Murphy Oil Corp.	2,774,800
283,100		Petroleo Brasileiro SA ADR	8,436,380
243,000		Schlumberger Ltd.	13,447,620
306,700		Suncor Energy, Inc.	9,029,248
			54,781,402
		Financials: 12.0%
438,600		American Express Co.	17,412,420
377,400		Charles Schwab Corp.	5,351,532
110,308		Franklin Resources, Inc.	9,507,447
76,500	@	IntercontinentalExchange, Inc.	8,646,795
452,600	@	Invesco Ltd.	7,617,258
471,100		JP Morgan Chase & Co.	17,246,971
142,400		Morgan Stanley	3,305,104
169,300		Northern Trust Corp.	7,906,310
152,000		NYSE Euronext	4,199,760
74,900		PNC Financial Services Group, Inc.	4,231,850
123,000		Sun Life Financial, Inc.	3,230,548
390,600		US Bancorp.	8,729,910
321,000		Wells Fargo & Co.	8,217,600
			105,603,505
		Health Care: 9.6%
159,900		Allergan, Inc.	9,315,774
78,958	@	Celgene Corp.	4,012,646
438,200	@	Express Scripts, Inc.	20,604,164
99,900	@	Illumina, Inc.	4,348,647
17,400	@	Intuitive Surgical, Inc.	5,491,788
155,700		McKesson Corp.	10,456,812
351,300	@	Medco Health Solutions, Inc.	19,349,604
137,600		Stryker Corp.	6,888,256
69,500	@	Zimmer Holdings, Inc.	3,756,475
			84,224,166
		Industrials: 11.8%
114,100		3M Co.	9,012,759
39,500		Bucyrus International, Inc.	1,874,275
744,800		Danaher Corp.	27,646,975
68,900		Deere & Co.	3,836,352
71,200		Emerson Electric Co.	3,110,728
183,900		Expeditors International Washington, Inc.	6,346,389
163,900	L	Fastenal Co.	8,226,141
100,200		FedEx Corp.	7,025,022
183,200	@	McDermott International, Inc.	3,968,112
146,700		Paccar, Inc.	5,848,929
97,200		Precision Castparts Corp.	10,003,824
153,300		Republic Services, Inc.	4,557,609
75,600		Rockwell Automation, Inc.	3,711,204
45,600		Union Pacific Corp.	3,169,656
96,100		United Parcel Service, Inc. - Class B	5,467,129
			103,805,104
		Information Technology: 33.6%
238,000		Accenture PLC	9,198,700
168,268	@	Akamai Technologies, Inc.	6,826,633
263,200	@	Apple, Inc.	66,202,696
132,800		ASML Holding NV	3,648,016
65,200	@, L	Autodesk, Inc.	1,588,272
115,000		Automatic Data Processing, Inc.	4,629,900
233,500	@	Baidu.com ADR	15,896,680
255,100		Broadcom Corp.	8,410,647
495,700	@	Cisco Systems, Inc.	10,563,367
427,200		Corning, Inc.	6,899,280

155,400	@	Dolby Laboratories, Inc.	9,742,026
306,500	@	eBay, Inc.	6,010,465
100,450	@	Google, Inc. - Class A	44,695,228
123,000		Hewlett-Packard Co.	5,323,440
45,300		International Business Machines Corp.	5,593,644
316,500	@	Juniper Networks, Inc.	7,222,530
254,700	@	Marvell Technology Group Ltd.	4,014,072
60,900		Mastercard, Inc.	12,151,377
118,800	@	McAfee, Inc.	3,649,536
343,200	@	Nvidia Corp.	3,504,072
389,900		Qualcomm, Inc.	12,804,316
30,916	@	Salesforce.com, Inc.	2,653,211
5,043		Samsung Electronics Co., Ltd.	3,163,041
98,700	@	Sandisk Corp.	4,152,309
513,800		Tencent Holdings Ltd.	8,512,253
362,900		Visa, Inc.	25,675,175
253,900		Western Union Co.	3,785,649
			296,516,535
		Materials: 3.5%
45,000		Agnico-Eagle Mines Ltd.	2,735,100
263,347		BHP Billiton Ltd.	8,192,617
25,000		Freeport-McMoRan Copper & Gold, Inc.	1,478,250
244,100		Praxair, Inc.	18,549,159
			30,955,126
		Telecommunication Services: 4.7%
366,800	@	American Tower Corp.	16,322,600
576,612	@	Crown Castle International Corp.	21,484,563
123,000	@	Leap Wireless International, Inc.	1,596,540
228,700	@	MetroPCS Communications, Inc.	1,873,053
			41,276,756
		Total Common Stock
		(Cost $809,209,909)	872,066,872

Principal Amount

SHORT-TERM INVESTMENTS: 1.8%
		Money Market: 0.5%
$4,344,895		T. Rowe Price Reserve Investment Fund		4,344,895

		Total Money Market
		(Cost $4,344,895)		4,344,895

		Securities Lending Collateral(cc): 1.3%
10,214,974		Bank of New York Mellon Corp. Overnight Government Fund, Series A (1)		10,214,974
1,695,725	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		1,356,580

		Total Securities Lending Collateral
		(Cost $11,910,699)		11,571,554

		Total Short-Term Investments
		(Cost $16,255,594)		15,916,449

		Total Investments in Securities
		(Cost $825,465,503) *	100.8%	$887,983,321
		Other Assets and Liabilities - Net	(0.8)	(7,030,123)
		Net Assets	100.0%	$880,953,198

@	Non-income producing security
ADR	American Depositary Receipt
(cc)	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2010.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of June 30, 2010 (Unaudited)

Shares			Value

COMMON STOCK: 97.4%
		Austria: 0.7%
294,340		Telekom Austria AG	$3,273,005
			3,273,005
		Bermuda: 1.0%
71,810		PartnerRe Ltd.	5,036,753
			5,036,753
		Brazil: 2.5%
199,120		Empresa Brasileira de Aeronautica SA ADR	4,171,564
184,274		Petroleo Brasileiro SA ADR	6,324,284
92,580		Vale S.A. ADR	1,946,032
			12,441,880
		Canada: 1.2%
400,100		Talisman Energy, Inc.	6,051,017
			6,051,017
		China: 3.5%
617,500		China Shenhua Energy Co., Ltd.	2,227,758
20,452,000		China Telecom Corp. Ltd.	9,825,304
11,730,153	@	Shanghai Electric Group Co., Ltd.	5,202,654
			17,255,716
		Denmark: 0.9%
109,930	@	Vestas Wind Systems A/S	4,574,859
			4,574,859
		Eurozone: 0.0%
27,170	@	Iberdrola SA	152,711
			152,711
		France: 10.3%
72,860	@	Accor S.A.	3,373,085
53,280		Alstom	2,412,382
361,621		AXA S.A.	5,524,531
104,110		Capgemini S.A.	4,575,602
92,780		Compagnie Generale des Etablissements Michelin	6,464,204
409,340		France Telecom S.A.	7,099,985
119,476		Gaz de France	3,399,171
143,008		Sanofi-Aventis	8,613,005
147,068		Total S.A.	6,564,956
176,480		Vivendi	3,586,450
			51,613,371
		Germany: 12.3%
132,740		Bayerische Motoren Werke AG	6,448,067
230,800		Celesio AG	5,032,739
360,840		Deutsche Post AG	5,261,107
221,802		E.ON AG	5,963,872
944,034	@	Infineon Technologies AG	5,472,961
60,990		MAN AG	5,028,150
70,400		Merck KGaA	5,164,469
42,800		Muenchener Rueckversicherungs AG	5,374,102
177,696		SAP AG	7,901,666
106,813		Siemens AG	9,553,346
			61,200,479
		Hong Kong: 3.3%
281,800		Cheung Kong Holdings Ltd. ADR	3,201,248
535,500		China Mobile Ltd.	5,321,718
381,000		Hutchison Whampoa Ltd.	2,344,700
483,000		Swire Pacific Ltd.	5,482,652
			16,350,318
		India: 3.3%
146,613		Housing Development Finance Corp.	9,239,527
200,830		ICICI Bank Ltd. ADR	7,257,996
			16,497,523
		Ireland: 0.8%
183,410		CRH PLC	3,778,824
			3,778,824
		Italy: 3.1%
355,070		ENI S.p.A.	6,517,704
1,570,831		Intesa Sanpaolo S.p.A.	4,137,102
2,202,783		UniCredito Italiano S.p.A.	4,872,647
			15,527,453
		Japan: 2.5%
89,500		Fuji Photo Film Co., Ltd.	2,586,503
1,066,200		Mitsubishi UFJ Financial Group, Inc.	4,841,302
17,300		Nintendo Co., Ltd.	5,079,439
			12,507,244
		Netherlands: 5.9%
74,790		Akzo Nobel NV	3,887,216
277,085		Koninklijke Philips Electronics NV	8,274,349
319,650		Royal Dutch Shell PLC - Class B	7,726,158
249,992		SBM Offshore NV	3,576,443
217,450		Unilever NV	5,938,401
			29,402,567
		Norway: 2.9%
321,570		Statoil ASA	6,194,990
656,400		Telenor ASA	8,268,875
			14,463,865
		Portugal: 1.1%
532,930		Portugal Telecom SGPS S.A.	5,326,619
			5,326,619
		Singapore: 4.2%
1,058,500		DBS Group Holdings Ltd.	10,272,623
2,502,000		Singapore Telecommunications Ltd.	5,409,108
381,000		United Overseas Bank Ltd.	5,300,422
			20,982,153
		South Korea: 3.4%
133,578		KB Financial Group, Inc. ADR	5,061,270

34,119		LG Electronics, Inc.	2,594,544
29,803	@	Samsung Electronics Co., Ltd. GDR	9,438,700
			17,094,514
		Spain: 4.0%
437,443		Banco Santander Central Hispano S.A.	4,587,120
706,436		Iberdrola S.A.	3,970,574
124,088		Repsol YPF S.A.	2,504,111
487,289		Telefonica S.A.	9,026,898
			20,088,703
		Sweden: 2.6%
376,540		Atlas Copco AB - Class A	5,505,270
683,100		Telefonaktiebolaget LM Ericsson	7,577,098
			13,082,368
		Switzerland: 8.1%
118,559		Adecco S.A.	5,656,073
185,930		Nestle S.A.	8,965,328
196,666		Novartis AG	9,531,049
47,160		Roche Holding AG - Genusschein	6,491,183
168,531		Swiss Reinsurance	6,924,643
204,402	@	UBS AG - Reg	2,707,880
			40,276,156
		Taiwan: 2.2%
563,850		Compal Electronics, Inc.	3,391,163
2,115,251		Taiwan Semiconductor Manufacturing Co., Ltd.	3,953,497
394,746		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,852,721
			11,197,381
		United Kingdom: 17.6%
870,820		Aviva PLC	4,046,862
1,151,640		BAE Systems PLC	5,359,978
958,670		BP PLC	4,589,308
1,384,360	@	British Airways PLC	4,021,939
535,520		British Sky Broadcasting PLC	5,591,778
686,087		Burberry Group PLC	7,748,390
499,827		GlaxoSmithKline PLC	8,487,486
2,475,130		Hays PLC	3,376,801
714,000		HSBC Holdings PLC	6,546,193
1,466,575		Kingfisher PLC	4,594,135
745,850		Marks & Spencer Group PLC	3,674,362
297,050		Pearson PLC	3,906,731
224,737		Rexam PLC	1,010,991
56,682,900	@	Rolls-Royce Group PLC- C Shares	84,690
652,190		Rolls-Royce Group PLC	5,443,687
210,318		Standard Chartered PLC	5,121,325
965,020		Tesco PLC	5,444,071
3,465,646		Vodafone Group PLC	7,140,929
80,056	@	Wolseley PLC	1,589,100
			87,778,756
		Total Common Stock
		(Cost $556,720,221)	485,954,235

Principal Amount

SHORT-TERM INVESTMENTS: 2.0%
		U.S. Government Agency Obligations: 2.0%
$9,670,000	Z	Federal Home Loan Bank, 0.009%, due 07/01/10		9,670,000

		Total Short-Term Investments
		(Cost $9,670,000)		9,670,000

		Total Investments in Securities
		(Cost $566,390,221) *	99.4%	$495,624,235
		Other Assets and Liabilities - Net	0.6	3,118,343
		Net Assets	100.0%	$498,742,578

@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

Percentage of
Industry	Net Assets
Consumer Discretionary	9.6%
Consumer Staples	4.1
Energy	10.5
Financials	21.1
Health Care	8.7
Industrials	15.6
Information Technology	10.8
Materials	2.1
Telecommunication Services	12.2
Utilities	2.7
Short-Term Investments	2.0
Other Assets and Liabilities - Net	0.6
Net Assets	100.0%

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Thornburg Value Portfolio	as of June 30, 2010 (Unaudited)

Shares			Value

COMMON STOCK: 94.4%
		Consumer Discretionary: 8.8%
502,378		Comcast Corp. — Special Class A	$8,254,071
224,275	@	Dish Network Corp.	4,070,591
128,496	@, L	Life Time Fitness, Inc.	4,084,888
249,200		Toyota Motor Corp.	8,562,176
			24,971,726
		Consumer Staples: 0.3%
756,115	@, L	Rite Aid Corp.	740,993
			740,993
		Energy: 18.7%
43,000	@	Arena Resources, Inc.	1,371,700
205,442		ConocoPhillips	10,085,148
172,300		Ensco International PLC ADR	6,767,944
121,800		ExxonMobil Corp.	6,951,126
383,135		Marathon Oil Corp.	11,911,667
285,880		OAO Gazprom ADR	5,377,403
414,500	@, L	SandRidge Energy, Inc.	2,416,535
181,900	@	Transocean Ltd.	8,427,427
			53,308,950
		Financials: 12.5%
185,827		ACE Ltd.	9,566,374
183,050		JP Morgan Chase & Co.	6,701,461
1,212,742		Mitsubishi UFJ Financial Group, Inc.	5,506,706
152,638		Transatlantic Holdings, Inc.	7,320,518
292,805		US Bancorp.	6,544,192
			35,639,251
		Health Care: 17.2%
29,416	@	Community Health Systems, Inc.	994,555
307,600		Eli Lilly & Co.	10,304,600
355,780	@	Gilead Sciences, Inc.	12,196,138
153,000	@	Inverness Medical Innovations, Inc.	4,078,980
42,100		Roche Holding AG - Genusschein	5,794,716
142,200	@	Talecris Biotherapeutics Holdings Corp.	3,000,420
129,644	@	Thermo Fisher Scientific, Inc.	6,359,038
118,275	@	Varian Medical Systems, Inc.	6,183,417
			48,911,864
		Industrials: 5.1%
27,032		Boeing Co.	1,696,258
498,800		General Electric Co.	7,192,696
73,900		Lockheed Martin Corp.	5,505,550
			14,394,504
		Information Technology: 22.2%
181,900	@	Adobe Systems, Inc.	4,807,617
233,229	@	Amdocs Ltd.	6,262,199
74,806	@	Ansys, Inc.	3,034,879
149,044		Computer Sciences Corp.	6,744,241
132,723		Corning, Inc.	2,143,476
874,697	@	Dell, Inc.	10,548,846
183,987	@	Fiserv, Inc.	8,400,846
15,650	@	Google, Inc. - Class A	6,963,468
413,102	@	MEMC Electronic Materials, Inc.	4,081,448
200,474		Microsoft Corp.	4,612,907
247,452	@	NCR Corp.	2,999,118
343,638	@	ON Semiconductor Corp.	2,192,410
5,900		Visa, Inc.	417,425
			63,208,880
		Materials: 3.9%
142,100		Monsanto Co.	6,567,862
121,357		United States Steel Corp.	4,678,312
			11,246,174
		Telecommunication Services: 5.7%
199,531		AT&T, Inc.	4,826,655
770,528		China Mobile Ltd.	7,657,391
112,263	@	Leap Wireless International, Inc.	1,457,174
1,965,950	@, L	Level 3 Communications, Inc.	2,142,886
			16,084,106
		Total Common Stock
		(Cost $295,883,300)	268,506,448

Principal Amount

CORPORATE BONDS/NOTES: 2.6%
		Financials: 1.2%
$3,000,000	#	AngloGold Ashanti Holdings Finance PLC, 3.500%, due 05/22/14	3,405,000
			3,405,000
		Telecommunication Services: 1.4%
195,000		Level 3 Communications, Inc., 2.875%, due 07/15/10	194,269
4,000,000		Level 3 Financing, Inc., 9.250%, due 11/01/14	3,650,000
			3,844,269
		Total Corporate Bonds/Notes
		(Cost $6,949,067)	7,249,269

		Total Long-Term Investments
		(Cost $302,832,367)	275,755,717

Shares

SHORT-TERM INVESTMENTS: 5.9%
		Affiliated Mutual Fund: 3.4%
9,589,436		ING Institutional Prime Money Market Fund - Class I		9,589,436
		Total Mutual Fund
		(Cost $9,589,436)		9,589,436

		Securities Lending Collateral(cc): 2.5%
6,732,396		Bank of New York Mellon Corp. Overnight Government Fund, Series A (1)		6,732,396
539,803	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		431,842
		Total Securities Lending Collateral
		(Cost $7,272,199)		7,164,238

		Total Short-Term Investments
		(Cost $16,861,635)		16,753,674

		Total Investments in Securities
		(Cost $319,694,002) *	102.9%	$292,509,391
		Other Assets and Liabilities - Net	(2.9)	(8,160,502)
		Net Assets	100.0%	$284,348,889

@	Non-income producing security
ADR	American Depositary Receipt
#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

(cc)	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2010.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Large Cap Equity Portfolio	as of June 30, 2010 (Unaudited)

Shares			Value

COMMON STOCK: 99.5%
		Consumer Discretionary: 14.1%
32,600	@	Apollo Group, Inc. - Class A	$1,384,522
45,400	@	BorgWarner, Inc.	1,695,236
71,500		Carnival Corp.	2,162,160
228,400		Comcast Corp. – Class A	3,967,308
71,600		Fortune Brands, Inc.	2,805,288
68,500	@	GameStop Corp.	1,287,115
70,800		H&R Block, Inc.	1,110,852
227,100	@	Interpublic Group of Cos., Inc.	1,619,223
101,000		Lowe’s Cos., Inc.	2,062,420
65,500		Time Warner, Inc.	1,893,605
59,700		Viacom - Class B	1,872,789
			21,860,518
		Consumer Staples: 6.9%
88,800		Avon Products, Inc.	2,353,200
83,300		Kroger Co.	1,640,177
55,600		PepsiCo, Inc.	3,388,820
53,500		Procter & Gamble Co.	3,208,930
			10,591,127
		Energy: 11.3%
19,600		Anadarko Petroleum Corp.	707,364
56,900		Baker Hughes, Inc.	2,365,333
7,000		EOG Resources, Inc.	688,590
84,400		ExxonMobil Corp.	4,816,708
35,000		Hess Corp.	1,761,900
60,400		Marathon Oil Corp.	1,877,836
59,700	@	Noble Corp.	1,845,327
31,600		Peabody Energy Corp.	1,236,508
49,400	@	Ultra Petroleum Corp.	2,185,950
			17,485,516
		Financials: 13.5%
28,000		ACE Ltd.	1,441,440
47,600		Aflac, Inc.	2,031,092
219,900		Bank of America Corp.	3,159,963
73,892		Bank of New York Mellon Corp.	1,824,393
9,100		Goldman Sachs Group, Inc.	1,194,557
112,400		JP Morgan Chase & Co.	4,114,964
45,300		Metlife, Inc.	1,710,528
66,100		Principal Financial Group, Inc.	1,549,384
151,700		Wells Fargo & Co.	3,883,520
			20,909,841
		Health Care: 14.3%
43,100		Allergan, Inc.	2,511,006
34,500	@	Amgen, Inc.	1,814,700
35,200		Baxter International, Inc.	1,430,528
129,400	@, L	Boston Scientific Corp.	750,520
67,600		Covidien PLC	2,716,168
38,500	@	Genzyme Corp.	1,954,645
62,600		Johnson & Johnson	3,697,156
52,900		Medtronic, Inc.	1,918,683
72,400		Merck & Co., Inc.	2,531,828
62,200		UnitedHealth Group, Inc.	1,766,480
22,000	@	WellPoint, Inc.	1,076,460
			22,168,174
		Industrials: 11.0%
35,800		FedEx Corp.	2,509,938
53,200		General Dynamics Corp.	3,115,392
67,300		Illinois Tool Works, Inc.	2,778,144
63,450		Paccar, Inc.	2,529,752
47,800		Pall Corp.	1,642,886
32,500		Raytheon Co.	1,572,675
35,400	L	Ryder System, Inc.	1,424,142
132,400		Southwest Airlines Co.	1,470,964
			17,043,893
		Information Technology: 18.2%
19,000	@	Apple, Inc.	4,779,070
84,900		Applied Materials, Inc.	1,020,498
80,500	@	Autodesk, Inc.	1,960,980
47,900		Broadcom Corp.	1,579,263
70,300		Hewlett-Packard Co.	3,042,584
56,000		Intersil Corp.	678,160
75,900	@	Intuit, Inc.	2,639,043
78,600	@	Marvell Technology Group Ltd.	1,238,736
196,600		Microsoft Corp.	4,523,766
88,300		National Semiconductor Corp.	1,188,518
63,000		Qualcomm, Inc.	2,068,920
84,400	@	Seagate Technology, Inc.	1,100,576
10,500		Visa, Inc.	742,875
26,200	@	VMware, Inc.	1,639,858
			28,202,847
		Materials: 3.2%
31,300		Ball Corp.	1,653,579
76,300		Dow Chemical Co.	1,809,836
32,900		Monsanto Co.	1,520,638
			4,984,053
		Telecommunication Services: 2.2%
136,600		AT&T, Inc.	3,304,354
			3,304,354

		Utilities: 4.8%
89,700		American Electric Power Co., Inc.		2,897,310
75,200		Exelon Corp.		2,855,344
48,300		FirstEnergy Corp.		1,701,609
				7,454,263
		Total Common Stock (Cost $152,467,979)		154,004,586

SHORT-TERM INVESTMENTS: 1.1%
		Affiliated Mutual Fund: 0.6%
958,300		ING Institutional Prime Money Market Fund - Class I		958,300

		Total Mutual Fund (Cost $958,300)		958,300

		Securities Lending Collateral(cc): 0.5%
12,886		Bank of New York Mellon Corp. Overnight Government Fund, Series A (1)		12,886
818,750	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		655,000

		Total Securities Lending Collateral (Cost $831,636)		667,886

		Total Short-Term Investments (Cost $1,789,936)		1,626,186

		Total Investments in Securities (Cost $154,257,915) *	100.6%	$155,630,772
		Other Assets and Liabilities - Net	(0.6)	(870,506)
		Net Assets	100.0%	$154,760,266

	@	Non-income producing security
	(cc)	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at June 30, 2010.

See Accompanying Notes to Financial Statements

ING Van Kampen Comstock Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2010 (Unaudited)

Shares			Value

COMMON STOCK: 97.0%
		Consumer Discretionary: 15.9%
748,657		Comcast Corp. — Class A	$13,004,169
73,553	@	DIRECTV	2,494,918
91,432		Home Depot, Inc.	2,566,496
61,383		JC Penney Co., Inc.	1,318,507
132,391		Lowe’s Cos., Inc.	2,703,424
43,936	L	Macy’s, Inc.	786,454
238,628		News Corp. - Class B	3,304,998
20,740		Target Corp.	1,019,786
85,723		Time Warner Cable, Inc.	4,464,454
130,625		Time Warner, Inc.	3,776,369
296,629		Viacom - Class B	9,305,252
			44,744,827
		Consumer Staples: 11.1%
101,390		Altria Group, Inc.	2,031,857
55,490		Avon Products, Inc.	1,470,485
59,650		Coca-Cola Co.	2,989,658
113,834		CVS Caremark Corp.	3,337,613
221,364		Kraft Foods, Inc.	6,198,192
15,078		PepsiCo, Inc.	919,004
62,540		Philip Morris International, Inc.	2,866,834
23,791		Procter & Gamble Co.	1,426,984
146,751		Unilever NV ADR	4,009,237
124,016		Wal-Mart Stores, Inc.	5,961,449
			31,211,313
		Energy: 8.2%
23,162		Anadarko Petroleum Corp.	835,917
43,283		BP PLC ADR	1,250,013
79,411		Chevron Corp.	5,388,830
88,024		ConocoPhillips	4,321,098
181,580		Halliburton Co.	4,457,789
33,124	@	Noble Corp.	1,023,863
81,562		Royal Dutch Shell PLC ADR - Class A	4,096,044
37,889		Total SA ADR	1,691,365
			23,064,919
		Financials: 24.1%
32,199		Aflac, Inc.	1,373,931
466,538		Bank of America Corp.	6,704,151
226,181		Bank of New York Mellon Corp.	5,584,409
43,900	@	Berkshire Hathaway, Inc.	3,498,391
268,949		Chubb Corp.	13,450,139
746,318	@	Citigroup, Inc.	2,806,156
19,503		Goldman Sachs Group, Inc.	2,560,159
230,093		JP Morgan Chase & Co.	8,423,705
108,878		Metlife, Inc.	4,111,233
73,707		PNC Financial Services Group, Inc.	4,164,446
31,427		State Street Corp.	1,062,861
52,006		Torchmark Corp.	2,574,817
129,780		Travelers Cos., Inc.	6,391,665
93,531		US Bancorp.	2,090,418
113,126		Wells Fargo & Co.	2,896,026
			67,692,507
		Health Care: 13.3%
50,486		Abbott Laboratories	2,361,735
155,572	@, L	Boston Scientific Corp.	902,318
277,752		Bristol-Myers Squibb Co.	6,927,135
134,404		Cardinal Health, Inc.	4,517,318
37,214		Eli Lilly & Co.	1,246,669
40,950		GlaxoSmithKline PLC ADR	1,392,710
162,630		Merck & Co., Inc.	5,687,171
508,423		Pfizer, Inc.	7,250,112
59,095		Roche Holding AG ADR	2,026,959
107,921		UnitedHealth Group, Inc.	3,064,956
39,551	@	WellPoint, Inc.	1,935,230
			37,312,313
		Industrials: 5.6%
48,091		Emerson Electric Co.	2,101,096
260,036		General Electric Co.	3,749,719
67,652		Honeywell International, Inc.	2,640,458
87,624		Ingersoll-Rand PLC	3,022,152
16,867		Textron, Inc.	286,233
112,100		Tyco International Ltd.	3,949,283
			15,748,941
		Information Technology: 9.8%
43,137		Accenture PLC	1,667,245
131,715	@	Cisco Systems, Inc.	2,806,847
155,212	@	Dell, Inc.	1,871,857
369,369	@	eBay, Inc.	7,243,326
69,822		Hewlett-Packard Co.	3,021,896
220,649		Intel Corp.	4,291,623
42,772		KLA-Tencor Corp.	1,192,483
35,875		Microsoft Corp.	825,484
51,891		Western Union Co.	773,695
276,395	@	Yahoo!, Inc.	3,822,543
			27,516,999
		Materials: 4.0%
181,915	L	Alcoa, Inc.	1,830,065

47,563		EI Du Pont de Nemours & Co.		1,645,204
337,459		International Paper Co.		7,636,697
				11,111,966
		Telecommunication Services: 4.1%
154,134		AT&T, Inc.		3,728,501
190,826		Verizon Communications, Inc.		5,346,945
118,464	L	Vodafone Group PLC ADR		2,448,651
				11,524,097
		Utilities: 0.9%
41,120		American Electric Power Co., Inc.		1,328,176
25,357		Sempra Energy		1,186,454
				2,514,630
		Total Common Stock (Cost $260,829,631)		272,442,512

SHORT-TERM INVESTMENTS: 2.9%
		Affiliated Mutual Fund: 2.0%
5,780,242		ING Institutional Prime Money Market Fund - Class I		5,780,242

		Total Mutual Fund (Cost $5,780,242)		5,780,242

		Securities Lending Collateral(cc): 0.9%
1,662,121		Bank of New York Mellon Corp. Overnight Government Fund, Series A (1)		1,662,121
966,595	I	Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (1)(2)		773,276

		Total Securities Lending Collateral (Cost $2,628,716)		2,435,397

		Total Short-Term Investments (Cost $8,408,958)		8,215,639

		Total Investments in Securities (Cost $269,238,589) *	99.9%	$280,658,151
		Other Assets and Liabilities - Net	0.1	360,415
		Net Assets	100.0%	$281,018,566

@	Non-income producing security
ADR	American Depositary Receipt
(cc)	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2010.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of June 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 62.7%
		Consumer Discretionary: 8.0%
459,854		Comcast Corp. — Class A	$7,987,664
278,000	@	Ford Motor Co.	2,802,240
232,800		Gap, Inc.	4,530,288
109,051		Harley-Davidson, Inc.	2,424,204
286,440		Home Depot, Inc.	8,040,371
184,000		Sony Corp. ADR	4,909,120
116,478		Time Warner Cable, Inc.	6,066,174
313,678		Time Warner, Inc.	9,068,431
444,442		Viacom - Class B	13,942,146
			59,770,638
		Consumer Staples: 5.5%
183,979		Avon Products, Inc.	4,875,444
75,560		Coca-Cola Co.	3,787,067
380,200		Kraft Foods, Inc.	10,645,600
194,800		Sysco Corp.	5,565,436
127,060		Unilever NV ADR	3,471,279
147,877		Walgreen Co.	3,948,316
181,220		Wal-Mart Stores, Inc.	8,711,245
			41,004,387
		Energy: 7.0%
146,303		Anadarko Petroleum Corp.	5,280,075
108,643		ConocoPhillips	5,333,285
77,450		Devon Energy Corp.	4,718,254
82,270		ExxonMobil Corp.	4,695,149
95,355		Hess Corp.	4,800,171
36,400		Noble Energy, Inc.	2,196,012
150,020		Occidental Petroleum Corp.	11,574,043
170,850		Royal Dutch Shell PLC ADR - Class A	8,580,087
105,270		Schlumberger Ltd.	5,825,642
			53,002,718
		Financials: 13.9%
827,690		Bank of America Corp.	11,893,892
160,800		BB&T Corp.	4,230,648
469,173		Charles Schwab Corp.	6,652,873
113,247		Chubb Corp.	5,663,482
1,309,179	@	Citigroup, Inc.	4,922,513
289,300		Fifth Third Bancorp.	3,555,497
249,312		Janus Capital Group, Inc.	2,213,891
639,219		JP Morgan Chase & Co.	23,401,808
689,788		Marsh & McLennan Cos., Inc.	15,554,719
184,129		PNC Financial Services Group, Inc.	10,403,289
141,336		Principal Financial Group, Inc.	3,312,916
127,900		State Street Corp.	4,325,578
140,179		US Bancorp.	3,133,001
208,700		Wells Fargo & Co.	5,342,720
			104,606,827
		Health Care: 8.0%
78,780		Abbott Laboratories	3,685,328
90,070		Bayer AG ADR	5,025,906
368,040		Bristol-Myers Squibb Co.	9,178,918
100,120		Cardinal Health, Inc.	3,365,033
155,240		Covidien PLC	6,237,543
118,414	@	Genzyme Corp.	6,011,879
226,810		Merck & Co., Inc.	7,931,546
467,100		Pfizer, Inc.	6,660,846
145,940		Roche Holding AG ADR	5,005,742
244,762		UnitedHealth Group, Inc.	6,951,241
			60,053,982
		Industrials: 7.2%
88,400		Avery Dennison Corp.	2,840,292
110,100		Cintas Corp.	2,639,097
125,548		Dover Corp.	5,246,651
47,700		FedEx Corp.	3,344,247
38,600		General Dynamics Corp.	2,260,416
1,100,269		General Electric Co.	15,865,879
134,751		Ingersoll-Rand PLC	4,647,562
61,944		Manpower, Inc.	2,674,742
95,800		Robert Half International, Inc.	2,256,090
57,240		Siemens AG ADR	5,124,697
205,240		Tyco International Ltd.	7,230,605
			54,130,278
		Information Technology: 7.1%
170,032	@	Amdocs Ltd.	4,565,359
316,880	@	Cisco Systems, Inc.	6,752,713
429,196	@	Dell, Inc.	5,176,104
551,360	@	eBay, Inc.	10,812,170
204,986		Hewlett-Packard Co.	8,871,794
290,257		Intel Corp.	5,645,499
63,337	@	Lam Research Corp.	2,410,606
289,090		Western Union Co.	4,310,332
363,280	@	Yahoo!, Inc.	5,024,162
			53,568,739
		Materials: 1.5%
210,600		Dow Chemical Co.	4,995,432
49,300		Freeport-McMoRan Copper & Gold, Inc.	2,915,109
55,300		PPG Industries, Inc.	3,340,673
			11,251,214

		Telecommunication Services: 1.6%
167,881		Verizon Communications, Inc.	4,704,026
341,400		Vodafone Group PLC ADR	7,056,738
			11,760,764
		Utilities: 2.9%
319,878		American Electric Power Co., Inc.	10,332,059
68,700		Edison International	2,179,164
53,262		Entergy Corp.	3,814,624
114,260		FirstEnergy Corp.	4,025,380
34,334		Pacific Gas & Electric Co.	1,411,107
			21,762,334
		Total Common Stock (Cost $476,075,114)	470,911,881

PREFERRED STOCK: 2.3%
		Consumer Staples: 0.3%
47,700		Archer-Daniels-Midland Co.	1,727,217
			1,727,217
		Energy: 0.5%
107,000	P	El Paso Energy Capital Trust I	3,888,380
			3,888,380
		Financials: 0.5%
35,144		Keycorp	3,347,466
			3,347,466
		Health Care: 0.5%
2,600		Healthsouth Corp.	2,148,900
51,200	P	Omnicare, Inc.	1,822,720
			3,971,620
		Industrials: 0.2%
42,925		Avery Dennison Corp.	1,712,708
			1,712,708
		Utilities: 0.3%
80,407	P	CenterPoint Energy, Inc.	2,355,925
			2,355,925
		Total Preferred Stock (Cost $17,924,940)	17,003,316

Principal Amount

CORPORATE BONDS/NOTES: 23.5%
		Consumer Discretionary: 4.2%
$2,235,000		BorgWarner, Inc., 3.500%, due 04/15/12	2,894,325
125,000		Comcast Corp., 5.150%, due 03/01/20	131,118
550,000		Comcast Corp., 5.700%, due 05/15/18	605,552
60,000	#	Cox Communications, Inc., 8.375%, due 03/01/39	81,826
325,000		Daimler Finance NA, LLC, 7.750%, due 01/18/11	335,819
4,212,000		Ford Motor Co., 4.250%, due 11/15/16	5,270,265
2,085,000	#	Gaylord Entertainment Co., 3.750%, due 10/01/14	2,184,038
290,000		Home Depot, Inc., 5.875%, due 12/16/36	298,285
3,949,000		International Game Technology, 3.250%, due 05/01/14	4,343,900
2,333,000		Interpublic Group of Cos., Inc., 4.250%, due 03/15/23	2,347,581
1,065,000		Interpublic Group of Cos., Inc., 4.750%, due 03/15/23	1,090,294
260,000		Kohl’s Corp., 6.875%, due 12/15/37	315,191
1,862,000	#	Liberty Global, Inc., 4.500%, due 11/15/16	2,169,230
3,965,100		Liberty Media Corp., 3.125%, due 03/30/23	4,168,311
1,166,000		Navistar International Corp., 3.000%, due 10/15/14	1,372,965
230,000	#	NBC Universal, Inc., 5.150%, due 04/30/20	240,350
370,000		News America, Inc., 7.850%, due 03/01/39	458,010
1,615,000		Sinclair Broadcast Group, Inc., 6.000%, due 09/15/12	1,505,988
135,000		Time Warner Cable, Inc., 6.750%, due 06/15/39	149,638
245,000		Time Warner Cable, Inc., 8.750%, due 02/14/19	309,618
160,000		Time Warner, Inc., 5.875%, due 11/15/16	180,611
235,000		Time Warner, Inc., 7.700%, due 05/01/32	284,234
175,000	#	Vivendi, 6.625%, due 04/04/18	195,342
140,000		Wal-Mart Stores, Inc., 5.250%, due 09/01/35	147,973
50,000		Wal-Mart Stores, Inc., 6.500%, due 08/15/37	60,766
200,000		WPP Finance UK, 8.000%, due 09/15/14	234,705
220,000		Yum! Brands, Inc., 5.300%, due 09/15/19	236,977
115,000		Yum! Brands, Inc., 6.250%, due 03/15/18	132,247
			31,745,159
		Consumer Staples: 0.5%
300,000	#	Anheuser-Busch InBev Worldwide, Inc., 7.200%, due 01/15/14	345,223
210,000	#	BAT International Finance PLC, 9.500%, due 11/15/18	275,613
125,000		Bunge Ltd. Finance Corp., 8.500%, due 06/15/19	149,514
155,000		ConAgra Foods, Inc., 7.000%, due 10/01/28	182,828
190,000		ConAgra Foods, Inc., 8.250%, due 09/15/30	245,337
68,931	#	CVS Lease Pass-through, 8.353%, due 07/10/31	83,796
402,451		CVS Pass-Through Trust, 6.036%, due 12/10/28	412,774
135,000		Delhaize America, Inc., 9.000%, due 04/15/31	185,020
235,000		Delhaize Group, 5.875%, due 02/01/14	262,484
415,000	#	FBG Finance Ltd., 5.125%, due 06/15/15	445,351
295,000	#	Grupo Bimbo SAB de CV, 4.875%, due 06/30/20	298,840
170,000		Kraft Foods, Inc., 5.375%, due 02/10/20	182,507
100,000		Kraft Foods, Inc., 6.875%, due 02/01/38	116,619
355,000		Kraft Foods, Inc., 6.875%, due 01/26/39	413,181
170,000		Kraft Foods, Inc., 7.000%, due 08/11/37	200,966
285,000		Philip Morris International, Inc., 5.650%, due 05/16/18	312,267
			4,112,320
		Energy: 1.0%
135,000		CenterPoint Energy Resources Corp., 6.250%, due 02/01/37	143,383
90,000		CenterPoint Energy Resources Corp., 7.875%, due 04/01/13	103,193
275,000		Energy Transfer Partners, 8.500%, due 04/15/14	318,881

145,000		Enterprise Products Operating L.P., 5.250%, due 01/31/20	149,560
300,000		Enterprise Products Operating L.P., 6.500%, due 01/31/19	336,922
1,555,000		Helix Energy Solutions Group, Inc., 3.250%, due 12/15/25	1,352,850
250,000		Hess Corp., 6.000%, due 01/15/40	259,369
3,295,000		Massey Energy Co., 3.250%, due 08/01/15	2,755,444
270,000		Petrobras International Finance Co., 5.750%, due 01/20/20	273,253
240,000		Plains All American Pipeline LP, 6.700%, due 05/15/36	240,414
215,000		Plains All American Pipeline LP, 8.750%, due 05/01/19	257,044
280,000		Questar Market Resources, Inc., 6.800%, due 04/01/18	293,506
165,000		Spectra Energy Capital, LLC, 7.500%, due 09/15/38	185,317
215,000		Texas Eastern Transmission LP, 7.000%, due 07/15/32	255,420
295,000		Weatherford International Ltd., 9.625%, due 03/01/19	355,780
			7,280,336
		Financials: 6.3%
290,000	#	Abbey National Treasury Services PLC/London, 3.875%, due 11/10/14	286,622
300,000		Aegon NV, 4.625%, due 12/01/15	307,173
2,419,000		Affiliated Managers Group, Inc., 3.950%, due 08/15/38	2,370,620
635,000	#	AIG SunAmerica Global Financing VI, 6.300%, due 05/10/11	644,525
195,000		Allstate Corp., 7.450%, due 05/16/19	230,204
700,000		Ally Financial, Inc., 2.200%, due 12/19/12	719,601
665,000		American Express Co., 8.125%, due 05/20/19	827,026
210,000		AvalonBay Communities, Inc., 6.100%, due 03/15/20	232,530
950,000		Bank of America Corp., 5.650%, due 05/01/18	975,103
400,000		Bank of America Corp., 5.750%, due 12/01/17	415,456
525,000		Barclays Bank PLC, 6.750%, due 05/22/19	585,018
260,000		Bear Stearns Cos., Inc., 7.250%, due 02/01/18	304,055
250,000		Boston Properties, Inc., 5.875%, due 10/15/19	267,947
240,000		Brookfield Asset Management, Inc., 7.125%, due 06/15/12	256,439
540,000		Capital One Bank USA NA, 8.800%, due 07/15/19	675,246
295,000	#	Catlin Insurance Co., Ltd., 7.249%, due 12/31/49	238,213
1,500,000		Citibank NA, 1.750%, due 12/28/12	1,527,669
4,200,000		Citigroup Funding, Inc., 2.250%, due 12/10/12	4,326,050
575,000		Citigroup, Inc., 6.125%, due 11/21/17	601,368
545,000		Citigroup, Inc., 6.125%, due 05/15/18	569,692
345,000		Citigroup, Inc., 8.500%, due 05/22/19	411,948
385,000	#	Commonwealth Bank of Australia, 5.000%, due 10/15/19	400,388
130,000		Credit Suisse AG, 5.400%, due 01/14/20	129,492
95,000		Credit Suisse New York, 6.000%, due 02/15/18	99,280
185,000		Credit Suisse/New York NY, 5.300%, due 08/13/19	196,466
340,000	#	Digital Realty Trust L.P., 4.500%, due 07/15/15	338,970
225,000	#	ERAC USA Finance LLC, 2.750%, due 07/01/13	225,853
100,000		Export-Import Bank of Korea, 4.125%, due 09/09/15	101,768
4,950,000		General Electric Capital Corp., 2.625%, due 12/28/12	5,147,055
130,000		General Electric Capital Corp., 5.500%, due 01/08/20	137,633
770,000		General Electric Capital Corp., 5.625%, due 05/01/18	819,587
160,000		General Electric Capital Corp., 5.875%, due 01/14/38	157,425
500,000		General Electric Capital Corp., 6.000%, due 08/07/19	542,241
4,011,000	#	Goldman Sachs Group, Inc., 1.000%, due 03/15/17	3,829,711
1,010,000		Goldman Sachs Group, Inc., 6.150%, due 04/01/18	1,059,619
345,000		Goldman Sachs Group, Inc., 6.750%, due 10/01/37	339,256
465,000	#	HBOS PLC, 6.750%, due 05/21/18	435,886
150,000		HSBC Finance Corp., 6.375%, due 10/15/11	156,808
645,000		HSBC Finance Corp., 6.750%, due 05/15/11	671,581
50,000		HSBC Finance Corp., 8.000%, due 07/15/10	50,125
170,000	#	Iberdrola Finance Ireland Ltd., 3.800%, due 09/11/14	169,213
878,000		Janus Capital Group, Inc., 3.250%, due 07/15/14	884,585
1,793,800		Jefferies Group, Inc., 3.875%, due 11/01/29	1,690,657
75,000	#	John Hancock Global Funding II, 7.900%, due 07/02/10	75,026
775,000		JP Morgan Chase & Co., 6.000%, due 01/15/18	857,090
200,000		JPMorgan Chase & Co., 4.950%, due 03/25/20	208,251
220,000		Korea Development Bank, 4.375%, due 08/10/15	224,576
165,000	#	Lloyds TSB Bank PLC, 5.800%, due 01/13/20	156,021
430,000		Merrill Lynch & Co., Inc., 6.875%, due 04/25/18	459,411
60,000		Metlife, Inc., 7.717%, due 02/15/19	71,529
292,000		MGIC Investment Corp., 5.000%, due 05/01/17	262,435
2,067,000		NASDAQ OMX Group, Inc., 2.500%, due 08/15/13	1,971,401
285,000		NASDAQ OMX Group, Inc., 5.550%, due 01/15/20	291,383
205,000	#	National Australia Bank Ltd., 3.750%, due 03/02/15	210,102
570,000	#	Nationwide Building Society, 6.250%, due 02/25/20	602,560
250,000		Nationwide Financial Services, 6.250%, due 11/15/11	262,424
125,000	#	Nissan Motor Acceptance Corp., 4.500%, due 01/30/15	129,110
290,000	#	Nordea Bank AB, 4.875%, due 01/27/20	298,410
225,000	#	Pacific LifeCorp, 6.000%, due 02/10/20	239,209
205,000		Platinum Underwriters Finance, Inc., 7.500%, due 06/01/17	219,986
360,000		PNC Funding Corp., 5.125%, due 02/08/20	375,043
225,000		PNC Funding Corp., 6.700%, due 06/10/19	258,290
190,000		Principal Financial Group, Inc., 8.875%, due 05/15/19	233,343
320,000		Prudential Financial, Inc., 4.750%, due 09/17/15	330,756
85,000		Prudential Financial, Inc., 7.375%, due 06/15/19	98,592
590,000	#	Rabobank Nederland NV, 4.750%, due 01/15/20	606,938
210,000		Reinsurance Group of America, Inc., 6.450%, due 11/15/19	224,838
495,000		Royal Bank of Scotland PLC, 4.875%, due 03/16/15	493,017
200,000	#	Santander US Debt SA Unipersonal, 3.724%, due 01/20/15	192,338
275,000		Simon Property Group, Inc., 6.750%, due 05/15/14	309,343
100,000	#	Standard Chartered Bank, 6.400%, due 09/26/17	107,900
315,000	#	Standard Chartered PLC, 3.850%, due 04/27/15	318,158
280,000	#	Svenska Handelsbanken AB, 5.125%, due 03/30/20	287,472
305,000		UBS AG, 5.875%, due 12/20/17	323,323
500,000		US Bank NA/Cincinnati OH, 3.778%, due 04/29/20	508,306
300,000	#	WEA Finance, LLC / WT Finance Aust Pty Ltd., 6.750%, due 09/02/19	334,015
935,000		Wells Fargo & Co., 5.625%, due 12/11/17	1,023,699
690,000	#	Xlliac Global Funding, 4.800%, due 08/10/10	691,691
			47,612,090

		Health Care: 5.0%
2,079,000		Allergan, Inc., 1.500%, due 04/01/26	2,276,505
155,000		AmerisourceBergen Corp., 4.875%, due 11/15/19	160,891
8,557,000		Amgen, Inc., 0.375%, due 02/01/13	8,492,823
2,229,000		Amylin Pharmaceuticals, Inc., 3.000%, due 06/15/14	1,897,436
255,000		Biogen Idec, Inc., 6.875%, due 03/01/18	291,000
3,358,000		Cephalon, Inc., 2.500%, due 05/01/14	3,542,690
1,835,000	#	Endo Pharmaceuticals Holdings, Inc., 1.750%, due 04/15/15	1,743,250
80,000		GlaxoSmithKline Capital, Inc., 6.375%, due 05/15/38	95,549
2,215,000		King Pharmaceuticals, Inc., 1.250%, due 04/01/26	1,929,819
2,550,000		Life Technologies Corp., 1.500%, due 02/15/24	2,814,563
2,544,000		LifePoint Hospitals, Inc., 3.500%, due 05/15/14	2,362,740
385,000		Medco Health Solutions, Inc., 7.125%, due 03/15/18	460,648
4,368,000		Mylan, Inc., 1.250%, due 03/15/12	4,368,000
5,383,000		Omnicare, Inc., 3.250%, due 12/15/35	4,481,348
885,000		Pfizer, Inc., 6.200%, due 03/15/19	1,053,548
305,000		Quest Diagnostics, 4.750%, due 01/30/20	307,432
265,000		UnitedHealth Group, Inc., 6.000%, due 02/15/18	295,936
1,282,000		Wright Medical Group, Inc., 2.625%, due 12/01/14	1,113,738
			37,687,916
		Industrials: 0.9%
4,494,000		3M Co., 2.400%, due 11/21/32	4,072,688
285,000		Cooper Industries, Inc., 5.250%, due 11/15/12	307,643
105,000		CSX Corp., 6.150%, due 05/01/37	115,209
260,000		Delta Air Lines, Inc., 6.200%, due 07/02/18	263,575
285,000		General Electric Co., 5.250%, due 12/06/17	310,390
120,000	#	Holcim US Finance Sarl & Cie SCS, 6.000%, due 12/30/19	128,244
210,000	#	Republic Services, Inc., 5.500%, due 09/15/19	227,659
110,000		Ryder System, Inc., 7.200%, due 09/01/15	127,719
616,000		Textron, Inc., 4.500%, due 05/01/13	894,740
170,000		Union Pacific Corp., 6.125%, due 02/15/20	197,618
			6,645,485
		Information Technology: 4.2%
4,825,000		Alcatel-Lucent USA, Inc., 2.875%, due 06/15/25	4,089,188
155,000		Amphenol Corp., 4.750%, due 11/15/14	164,404
137,000		Cadence Design Systems, Inc., 1.375%, due 12/15/11	134,945
1,100,000		Cadence Design Systems, Inc., 1.500%, due 12/15/13	962,500
1,039,000	#	Cadence Design Systems, Inc., 2.625%, due 06/01/15	1,015,623
1,634,000		Ciena Corp., 0.250%, due 05/01/13	1,329,668
70,000		Cisco Systems, Inc., 5.900%, due 02/15/39	78,092
45,000		Corning, Inc., 6.625%, due 05/15/19	52,727
75,000		Corning, Inc., 7.250%, due 08/15/36	84,220
247,000		International Business Machines Corp., 5.600%, due 11/30/39	275,638
2,000,000	#	JDS Uniphase Corp., 1.000%, due 05/15/26	1,775,000
205,000		Kla-Tencor Corp., 6.900%, due 05/01/18	229,684
1,927,000	#	Linear Technology Corp., 3.000%, due 05/01/27	1,895,686
716,000		Linear Technology Corp., 3.000%, due 05/01/27	704,365
4,526,000		Micron Technology, Inc., 1.875%, due 06/01/14	3,999,853
6,649,000		SanDisk Corp., 1.000%, due 05/15/13	5,942,544
2,174,000		SBA Communications Corp., 1.875%, due 05/01/13	2,195,740
2,263,000		Symantec Corp., 0.750%, due 06/15/11	2,254,514
1,340,000		Symantec Corp., 1.000%, due 06/15/13	1,368,475
60,000		Xerox Corp., 5.625%, due 12/15/19	63,965
165,000		Xerox Corp., 6.350%, due 05/15/18	184,335
2,208,000	#	Xilinx, Inc., 3.125%, due 03/15/37	2,023,080
764,000		Xilinx, Inc., 3.125%, due 03/15/37	700,015
			31,524,261
		Materials: 0.7%
2,084,000		Allegheny Technologies, Inc., 4.250%, due 06/01/14	2,690,965
300,000	#	Anglo American Capital PLC, 9.375%, due 04/08/19	386,470
460,000		ArcelorMittal, 9.850%, due 06/01/19	575,735
85,000		Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 04/01/17	93,621
305,000	#	Mosaic Co., 7.625%, due 12/01/16	329,522
50,000		Potash Corp. of Saskatchewan, 5.875%, due 12/01/36	53,917
335,000		Rio Tinto Finance USA Ltd., 9.000%, due 05/01/19	440,323
75,000		Southern Copper Corp., 5.375%, due 04/16/20	75,549
105,000		Southern Copper Corp., 6.750%, due 04/16/40	104,315
220,000		Vale Overseas Ltd., 5.625%, due 09/15/19	233,223
70,000		Vale Overseas Ltd., 6.875%, due 11/10/39	73,479
			5,057,119
		Telecommunication Services: 0.4%
90,000		AT&T Corp., 8.000%, due 11/15/31	116,182
270,000		AT&T, Inc., 6.150%, due 09/15/34	284,389
510,000		AT&T, Inc., 6.300%, due 01/15/38	555,324
165,000		Deutsche Telekom International Finance BV, 8.750%, due 06/15/30	213,696
435,000		Telecom Italia Capital S.A., 6.999%, due 06/04/18	464,052
205,000		Telecom Italia Capital S.A., 7.175%, due 06/18/19	221,073
360,000		Telefonica Europe BV, 8.250%, due 09/15/30	444,814
315,000		Verizon Communications, Inc., 6.350%, due 04/01/19	365,123
280,000		Verizon Communications, Inc., 8.950%, due 03/01/39	397,911
			3,062,564
		Utilities: 0.3%
150,000	#	EDF SA, 4.600%, due 01/27/20	154,347
425,000	#	Enel Finance International S.A., 5.125%, due 10/07/19	427,674
375,000		FirstEnergy Solutions Corp., 6.050%, due 08/15/21	383,250
250,000		Nisource Finance Corp., 6.800%, due 01/15/19	278,775
200,000		PPL Energy Supply, LLC, 6.300%, due 07/15/13	221,928
415,000		Progress Energy, Inc., 7.050%, due 03/15/19	491,117
			1,957,091
		Total Corporate Bonds/Notes (Cost $170,579,297)	176,684,341

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.9%
		Federal Home Loan Mortgage Corporation##: 0.4%
550,000		3.000%, due 07/28/14	579,632
2,400,000		4.875%, due 06/13/18	2,720,988
			3,300,620
		Federal National Mortgage Association##: 0.5%
2,130,000		4.375%, due 10/15/15	2,358,575
915,000		6.625%, due 11/15/30	1,193,590
			3,552,165
		Total U.S. Government Agency Obligations (Cost $6,520,839)	6,852,785

U.S. TREASURY OBLIGATIONS: 7.3%
		U.S. Treasury Notes: 7.3%
4,500,000		0.750%, due 11/30/11	4,517,577
19,000,000		1.000%, due 04/30/12	19,145,464
2,310,000		1.750%, due 08/15/12-03/31/14	2,360,212
1,500,000		1.875%, due 04/30/14	1,527,305
2,940,000		2.250%, due 01/31/15	3,013,729
3,510,000		2.375%, due 10/31/14	3,621,881
1,001,000		2.500%, due 03/31/15	1,037,442
2,900,000		2.625%, due 06/30/14-07/31/14	3,031,383
10,000,000		2.750%, due 10/31/13	10,525,780
2,670,000		3.500%, due 02/15/39	2,480,598
5,000		4.125%, due 08/31/12	5,378
1,300,000		4.375%, due 11/15/39	1,403,594
1,800,000		4.625%, due 02/15/40	2,023,594
230,000		6.875%, due 08/15/25	319,161

		Total U.S. Treasury Obligations (Cost $53,423,872)	55,013,098

ASSET-BACKED SECURITIES: 0.1%
		Automobile Asset-Backed Securities: 0.1%
238,707	#	ARI Fleet Lease Trust, 1.800%, due 08/15/18	238,766
149,995		Harley-Davidson Motorcycle Trust, 4.410%, due 06/15/12	150,230

		Total Asset-Backed Securities (Cost $388,670)	388,996

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.1%

350,000	#	GE Dealer Floorplan Master Note Trust, 1.898%, due 10/20/14	350,197

		Total Collateralized Mortgage Obligations (Cost $350,000)	350,197

MUNICIPAL BONDS: 0.2%
		California: 0.0%
350,000		State of California, 5.950%, due 04/01/16	373,436
			373,436
		Georgia: 0.1%
175,000		Municipal Electric Authority of Georgia, 6.637%, due 04/01/57	172,592
325,000		Municipal Electric Authority of Georgia, 6.655%, due 04/01/57	313,810
			486,402
		Illinois: 0.1%
260,000		Chicago Transit Authority, 6.200%, due 12/01/40	269,350
100,000		City of Chicago, 6.395%, due 01/01/40	106,791
190,000		Illinois State Toll Highway Authority, 6.184%, due 01/01/34	197,801
			573,942
		New York: 0.0%
240,000		City of New York NY, 5.968%, due 03/01/36	245,443
			245,443
		Total Municipal Bonds (Cost $1,645,588)	1,679,223

OTHER BONDS: 0.2%
		Foreign Government Bonds: 0.2%
960,000		Federative Republic of Brazil, 6.000%, due 01/17/17	1,060,800
395,000		Republic of Italy, 6.875%, due 09/27/23	450,407
100,000		Republic of Peru, 7.125%, due 03/30/19	118,750

		Total Other Bonds (Cost $1,517,444)	1,629,957

		Total Long-Term Investments (Cost $728,425,764)	730,513,794

Shares

SHORT-TERM INVESTMENTS: 2.6%
	Affiliated Mutual Fund: 2.2%
16,534,838	ING Institutional Prime Money Market Fund - Class I	16,534,838

	Total Mutual Fund (Cost $16,534,838)	16,534,838

Principal Amount

		U.S. Treasury Bills: 0.4%
$3,000,000		0.140%, due 09/02/10		2,999,229

		Total U.S. Treasury Bills (Cost $2,998,892)		2,999,229

		Total Short-Term Investments (Cost $19,533,730)		19,534,067

		Total Investments in Securities (Cost $747,959,494) *	99.9%	$750,047,861
		Other Assets and Liabilities - Net	0.1	709,549
		Net Assets	100.0%	$750,757,410

	@	Non-income producing security
	ADR	American Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	P	Preferred Stock may be called prior to convertible date.
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On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

See Accompanying Notes to Financial Statements

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board.  The Committee currently consists of all Independent Trustees of the Board (6 individuals).  The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee.  To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)

There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Partners, Inc.

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 3, 2010

By	/s/	Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 3, 2010